MassMutual Select Total Return Bond Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 93.3%

Bank Loans — 1.3%

Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. LIBOR + 2.250% 2.428% VRN 5/30/25	$296,495	$265,550
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 1.750% 1.934% VRN 1/29/27	125,000	93,938
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 3.678% VRN 4/30/26	248,125	235,719
Diversified Financial Services — 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. LIBOR + 1.750% 2.500% VRN 1/15/25	70,325	65,279
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750% 2.058% VRN 10/06/23	2,410,000	2,296,272
		2,361,551
Entertainment — 0.0%
Caesars Entertainment Operating Co., Exit Term Loan, 1 mo. LIBOR + 2.000% 2.178% VRN 10/07/24	105,611	105,051
Churchill Downs, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.000% 2.180% VRN 12/27/24	97,990	94,070
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, 3 mo. LIBOR + 2.250% 3.000% VRN 10/15/25	172,375	160,260
		359,381
Environmental Controls — 0.1%
Clean Harbors, Inc., 2017 Term Loan B, 1 mo. LIBOR + 1.750% 1.928% VRN 6/28/24	97,980	95,694
GFL Environmental, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.000%, 3 mo. LIBOR + 3.000% 4.000% VRN 5/30/25	329,731	319,908
		415,602
Foods — 0.0%
Hostess Brands LLC, 2019 Term Loan, 1 mo. LIBOR + 2.250%, 3 mo. LIBOR + 2.250% 3.000% - 3.010% VRN 8/03/25	323,371	311,406
Health Care – Services — 0.1%
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.250% 3.438% VRN 7/02/25	88,653	85,661
IQVIA, Inc., 2017 USD Term Loan B2, 1 mo. LIBOR + 1.750% 1.928% VRN 1/17/25	161,675	156,118
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 3.750% VRN 6/07/23	128,134	121,567
		363,346
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 1.930% VRN 2/01/27	99,499	95,532
CSC Holdings LLC, 2018 Incremental Term Loan, 1 mo. LIBOR + 2.250 2.435% VRN 1/15/26	424,625	400,892
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. LIBOR + 2.000% 2.185% VRN 4/30/28	300,000	282,375
		778,799
Packaging & Containers — 0.1%
Berry Global, Inc., Term Loan Y, 1 mo. LIBOR + 2.000% 2.177% VRN 7/01/26	546,372	521,102
Pharmaceuticals — 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.500%, 3 mo. LIBOR + 2.500% 3.500% VRN 3/01/24	293,450	281,263
Elanco Animal Health, Inc., Term Loan B, 0.000% 2/04/27 (a)	1,075,000	1,023,045
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 week LIBOR + 2.000% 2.109% VRN 11/15/27	124,375	119,540
		1,423,848
Real Estate Investment Trusts (REITS) — 0.0%
VICI Properties 1 LLC, Replacement Term Loan B, 0.000% 12/20/24 (a)	125,000	116,235
Retail — 0.0%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. LIBOR + 1.750% 1.928% VRN 11/19/26	375,428	355,155
Semiconductors — 0.0%
Broadcom, Inc., 2019 1st Lien Term Loan A3, 1 mo. LIBOR + 1.125% 1.299% VRN 11/04/22	312,500	310,547
Software — 0.0%
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1 mo. LIBOR + 1.750% 1.928% VRN 4/16/25	30,834	29,456
SS&C Technologies, Inc., 2018 Term Loan B3, 1 mo. LIBOR + 1.750% 1.928% VRN 4/16/25	43,285	41,351
		70,807

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.4%
CenturyLink, Inc.
2020 Term Loan A, 1 mo. LIBOR + 2.000% 2.178% VRN 1/31/25	$243,750	$232,172
2020 Term Loan B, 1 mo. LIBOR + 2.250% 2.428% VRN 3/15/27	348,250	327,550
CommScope, Inc., 2019 Term Loan B, 1 mo. LIBOR + 3.250% 3.428% VRN 4/06/26	297,750	281,374
Frontier Communications Corp., 2017 Term Loan B1, 1 mo. LIBOR + 3.750%, PRIME + 2.750% 5.350% - 6.000% VRN 6/15/24	547,187	531,843
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 1.928% VRN 3/01/27	325,000	306,777
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. LIBOR + 1.750% 1.930% VRN 4/11/25	490,000	470,606
T-Mobile USA, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.000% 3.178% VRN 4/01/27	675,000	673,542
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. LIBOR + 3.000% 3.178% VRN 3/09/27	573,563	543,118
		3,366,982
Transportation — 0.0%
PODS LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 3.750% VRN 12/06/24	125,439	119,717

TOTAL BANK LOANS (Cost $11,683,629)		11,469,685

Corporate Debt — 27.7%
Aerospace & Defense — 0.1%
Northrop Grumman Corp. 5.250% 5/01/50	545,000	781,781
Agriculture — 0.4%
BAT Capital Corp. 4.390% 8/15/37	340,000	370,977
4.540% 8/15/47	1,845,000	2,003,267
Reynolds American, Inc. 5.850% 8/15/45	1,160,000	1,425,821
		3,800,065
Airlines — 0.5%
America West Airlines, Inc. 8.057% 1/02/22	565,462	564,942
Continental Airlines, Inc. 8.048% 5/01/22	177	177
5.983% 10/19/23	2,883,909	2,704,861
US Airways, Inc. 7.125% 4/22/25	831,172	692,794
		3,962,774
Auto Manufacturers — 1.6%
Daimler Finance NA LLC 2.000% 7/06/21 (b)	860,000	866,585
2.200% 10/30/21 (b)	1,305,000	1,322,617
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 0.810% 2.183% FRN 4/05/21	3,255,000	3,124,039
3 mo. USD LIBOR + .880% 2.191% FRN 10/12/21	455,000	431,749
2.343% 11/02/20	1,270,000	1,260,475
3.339% 3/28/22	955,000	923,676
3.813% 10/12/21	520,000	514,956
4.250% 9/20/22	435,000	426,391
5.750% 2/01/21	265,000	266,007
General Motors Co. 4.875% 10/02/23	150,000	159,963
General Motors Financial Co., Inc. 3.150% 6/30/22	805,000	818,984
3.200% 7/06/21	330,000	333,653
3.450% 4/10/22	1,720,000	1,753,812
3.550% 7/08/22	410,000	420,358
4.200% 11/06/21	245,000	251,253
4.375% 9/25/21	995,000	1,021,895
		13,896,413
Banks — 4.6%
Bank of America Corp. SOFR + 1.150% 1.319% VRN 6/19/26	65,000	65,169
3 mo. USD LIBOR + 1.190% 2.884% VRN 10/22/30	595,000	643,706
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	1,480,000	1,554,607
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	1,000,000	1,145,675
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	3,140,000	3,934,613
Citigroup, Inc. SOFR + 2.107% 2.572% VRN 6/03/31	1,150,000	1,189,399
3.200% 10/21/26	855,000	937,189
Discover Bank 4.200% 8/08/23	2,120,000	2,314,961
Fifth Third Bancorp 2.550% 5/05/27	1,100,000	1,178,404
Global Bank Corp. 5.250% VRN 4/16/29 (b) (c)	200,000	205,000
The Goldman Sachs Group, Inc. 2.600% 2/07/30	515,000	540,027
3 mo. USD LIBOR + 1.201% 3.272% VRN 9/29/25	2,055,000	2,214,631
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	405,000	453,686
JP Morgan Chase & Co. SOFR + 2.040% 2.522% VRN 4/22/31	730,000	770,957
SOFR + 2.440% 3.109% VRN 4/22/51	1,660,000	1,787,379
3.200% 6/15/26	820,000	910,163
3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	2,130,000	2,347,033
SOFR + 3.790% 4.493% VRN 3/24/31	2,090,000	2,547,861
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.249% 2.858% VRN 3/17/23	1,300,000	1,338,965
3 mo. USD LIBOR + .810% 2.907% VRN 11/07/23	1,300,000	1,352,859
3.900% 3/12/24	830,000	908,452
Santander UK PLC 5.000% 11/07/23 (b)	1,390,000	1,514,127
Wells Fargo & Co. SOFR + 2.100% 2.393% VRN 6/02/28	1,060,000	1,095,207
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	75,000	80,234
SOFR + 2.530% 3.068% VRN 4/30/41	1,300,000	1,356,012
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	1,345,000	1,492,781
3 mo. USD LIBOR + 4.240% 5.013% VRN 4/04/51	4,871,000	6,760,862
		40,639,959

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	$1,185,000	$1,450,067
Anheuser-Busch InBev Worldwide, Inc.
4.500% 6/01/50	1,030,000	1,221,085
Bacardi Ltd.
4.700% 5/15/28 (b)	460,000	520,290
5.300% 5/15/48 (b)	275,000	339,648
		3,531,090
Biotechnology — 0.2%
Amgen, Inc.
4.400% 5/01/45	1,000,000	1,244,167
4.663% 6/15/51	335,000	446,607
		1,690,774
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
5.000% 9/26/48	1,265,000	1,475,873
Commercial Services — 0.4%
Duke University
2.832% 10/01/55	875,000	920,483
Emory University
2.969% 9/01/50	875,000	939,403
IHS Markit Ltd.
4.000% 3/01/26 (b)	124,000	136,152
4.750% 2/15/25 (b)	505,000	565,600
4.750% 8/01/28	750,000	880,072
5.000% 11/01/22 (b)	335,000	359,212
		3,800,922
Computers — 0.1%
Dell International LLC/EMC Corp.
4.420% 6/15/21 (b)	595,000	611,630
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.875% 1/23/28	265,000	239,355
4.125% 7/03/23	220,000	215,170
4.500% 5/15/21	250,000	251,566
Air Lease Corp.
3.250% 3/01/25	950,000	952,399
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (b)	860,000	721,676
3.950% 7/01/24 (b)	380,000	330,151
5.125% 10/01/23 (b)	105,000	97,110
5.250% 5/15/24 (b)	110,000	100,434
GE Capital Funding LLC
4.400% 5/15/30 (b)	875,000	910,529
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	3,238,000	3,292,247
Mastercard, Inc.
3.850% 3/26/50	560,000	696,636
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	700,000	638,606
5.250% 8/15/22 (b)	1,780,000	1,670,838
5.500% 2/15/24 (b)	265,000	242,432
Raymond James Financial, Inc.
4.650% 4/01/30	400,000	476,683
		10,835,832
Electric — 1.6%
AEP Texas, Inc.
3.850% 10/01/25 (b)	2,000,000	2,217,273
Alabama Power Co.
3.950% 6/01/21	2,100,000	2,159,784
Ameren Illinois Co.
3.700% 12/01/47	480,000	554,821
Consolidated Edison Co. of New York, Inc.
4.650% 12/01/48	1,000,000	1,283,709
Dominion Energy, Inc.
3.300% 3/15/25	1,090,000	1,188,797
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	869,265
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,368,131
FirstEnergy Transmission LLC
5.450% 7/15/44 (b)	600,000	775,325
Metropolitan Edison Co.
4.000% 4/15/25 (b)	985,000	1,101,688
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	2,413,959
Mong Duong Finance Holdings BV
5.125% 5/07/29 (b)	250,000	250,828
		14,183,580
Engineering & Construction — 0.1%
PowerTeam Services LLC
9.033% 12/04/25 (b)	821,000	837,420
Entertainment — 0.2%
Churchill Downs, Inc.
5.500% 4/01/27 (b)	994,000	972,927
Colt Merger Sub, Inc.
6.250% 7/01/25 (b) (d)	266,000	264,338
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	257,000	221,074
		1,458,339
Environmental Controls — 0.0%
Waste Pro USA, Inc.
5.500% 2/15/26 (b)	303,000	289,210
Foods — 1.0%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (b)	75,000	76,875
Kraft Heinz Foods Co.
4.375% 6/01/46	1,195,000	1,174,795
4.875% 10/01/49 (b)	1,435,000	1,461,283
5.000% 7/15/35	495,000	544,641
5.000% 6/04/42	2,450,000	2,581,335
5.200% 7/15/45	1,750,000	1,897,822

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Kroger Co.
4.450% 2/01/47	$885,000	$1,084,880
Pilgrim's Pride Corp.
5.875% 9/30/27 (b)	75,000	75,015
Post Holdings, Inc.
4.625% 4/15/30 (b)	70,000	68,516
		8,965,162
Gas — 0.2%
KeySpan Gas East Corp.
5.819% 4/01/41 (b)	1,337,000	1,770,576
Health Care – Products — 0.1%
Teleflex, Inc.
4.625% 11/15/27	226,000	238,929
Zimmer Biomet Holdings, Inc.
3.550% 3/20/30	875,000	945,763
		1,184,692
Health Care – Services — 1.1%
Aetna, Inc.
3.500% 11/15/24	500,000	541,808
Anthem, Inc.
3.500% 8/15/24	2,000,000	2,188,569
Centene Corp.
3.375% 2/15/30	95,000	95,922
5.250% 4/01/25 (b)	255,000	262,566
Encompass Health Corp.
4.750% 2/01/30	415,000	396,325
HCA, Inc.
5.000% 3/15/24	975,000	1,083,714
5.125% 6/15/39	650,000	757,655
5.250% 4/15/25	644,000	738,579
5.250% 6/15/49	1,000,000	1,198,065
IQVIA, Inc.
5.000% 5/15/27 (b)	266,000	272,567
Molina Healthcare, Inc.
5.375% STEP 11/15/22	460,000	469,200
UnitedHealth Group, Inc.
2.900% 5/15/50	720,000	760,337
3.700% 8/15/49	560,000	662,516
3.875% 8/15/59	230,000	281,773
		9,709,596
Household Products & Wares — 0.1%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	22,751
Spectrum Brands, Inc.
5.750% 7/15/25	500,000	513,135
		535,886
Insurance — 1.4%
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%
6.151% VRN 11/01/53 (b)	1,750,000	2,162,381
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	3,290,000	3,810,906
Metropolitan Life Global Funding I
2.950% 4/09/30 (b)	845,000	926,020
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (b)	4,000,000	4,257,928
Willis North America, Inc.
2.950% 9/15/29	1,280,000	1,354,954
		12,512,189
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	589,000	600,780
5.375% 6/01/29 (b)	329,000	347,095
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	500,000	545,056
4.908% 7/23/25	1,105,000	1,266,422
5.375% 4/01/38	5,000	6,022
CSC Holdings LLC
5.375% 2/01/28 (b)	125,000	130,625
Time Warner Cable, Inc.
5.875% 11/15/40	1,270,000	1,567,150
Virgin Media Secured Finance PLC
5.500% 5/15/29 (b)	541,000	565,345
The Walt Disney Co.
2.650% 1/13/31	875,000	927,201
3.600% 1/13/51	1,725,000	1,921,548
		7,877,244
Mining — 0.0%
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (b)	400,000	415,928
Miscellaneous - Manufacturing — 0.3%
General Electric Co. 4.250% 5/01/40	850,000	845,817
5.875% 1/14/38	716,000	808,141
6.750% 3/15/32	890,000	1,082,733
		2,736,691
Oil & Gas — 2.0%
Antero Resources Corp. 5.000% 3/01/25	813,000	479,670
5.125% 12/01/22	392,000	283,220
5.625% 6/01/23	125,000	80,000
BP Capital Markets America, Inc. 3.000% 2/24/50	205,000	201,446
3.633% 4/06/30	1,265,000	1,435,416
Canadian Natural Resources Ltd. 3.850% 6/01/27	375,000	401,867
Chevron Corp. 2.236% 5/11/30	1,300,000	1,361,436
EQT Corp. 3.900% 10/01/27	1,895,000	1,539,289
Equinor ASA 3.700% 4/06/50	1,065,000	1,217,406
Exxon Mobil Corp.

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.610% 10/15/30	$255,000	$272,988
3.452% 4/15/51	15,000	16,611
3.482% 3/19/30	780,000	887,688
4.227% 3/19/40	610,000	732,646
4.327% 3/19/50	1,910,000	2,382,248
KazMunayGas National Co. JSC
5.750% 4/19/47 (b)	200,000	232,902
Occidental Petroleum Corp.
4.500% 7/15/44	400,000	276,000
Pertamina Persero PT
3.100% 8/25/30 (b)	875,000	876,986
Petrobras Global Finance BV
5.093% 1/15/30 (b)	292,000	290,832
Petroleos del Peru SA
4.750% 6/19/32 (b)	400,000	444,000
Petroleos Mexicanos
5.950% 1/28/31 (b)	860,000	709,629
6.625% 6/15/35	2,100,000	1,708,770
7.690% 1/23/50 (b)	710,000	592,509
Range Resources Corp.
4.875% 5/15/25	147,000	110,985
Saudi Arabian Oil Co.
4.250% 4/16/39 (b)	200,000	222,488
Transocean Guardian Ltd.
5.875% 1/15/24 (b)	283,900	246,919
Transocean Pontus Ltd.
6.125% 8/01/25 (b)	335,670	292,033
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	233,000	198,050
		17,494,034
Oil & Gas Services — 0.0%
Transocean Proteus Ltd.
6.250% 12/01/24 (b)	111,150	101,146
USA Compression Partners LP / USA Compression Finance Corp.
6.875% 4/01/26	70,000	67,638
6.875% 9/01/27	217,000	208,320
		377,104
Packaging & Containers — 0.5%
Amcor Finance USA, Inc.
4.500% 5/15/28	965,000	1,109,596
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (b)	170,000	167,255
Ball Corp.
4.000% 11/15/23	200,000	207,500
Berry Global, Inc.
4.875% 7/15/26 (b)	75,000	76,125
Matthews International Corp.
5.250% 12/01/25 (b)	275,000	247,500
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (b)	70,000	68,753
OI European Group BV
4.000% 3/15/23 (b)	75,000	73,870
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 3 mo. USD LIBOR + 3.500%
4.719% FRN 7/15/21 (b)	665,000	660,012
Sealed Air Corp.
4.000% 12/01/27 (b)	70,000	70,000
Trivium Packaging Finance BV
5.500% 8/15/26 (b)	1,075,000	1,084,406
WRKCo, Inc.
4.900% 3/15/29	450,000	538,569
		4,303,586
Pharmaceuticals — 2.7%
AbbVie, Inc.
3.200% 11/21/29 (b)	1,700,000	1,870,665
3.250% 10/01/22 (b)	1,000,000	1,047,961
4.250% 11/21/49 (b)	725,000	878,823
4.450% 5/14/46	1,848,000	2,254,980
4.550% 3/15/35 (b)	576,000	698,518
Bausch Health Cos., Inc.
7.000% 3/15/24 (b)	152,000	157,700
Bayer US Finance II LLC
4.250% 12/15/25 (b)	515,000	591,276
4.375% 12/15/28 (b)	2,735,000	3,196,289
4.625% 6/25/38 (b)	1,310,000	1,602,722
4.875% 6/25/48 (b)	870,000	1,112,342
Bayer US Finance LLC
3.375% 10/08/24 (b)	760,000	828,922
Becton Dickinson and Co. 3 mo. USD LIBOR + 0.875%
1.181% FRN 12/29/20	1,312,000	1,312,085
Cigna Corp.
2.400% 3/15/30	440,000	456,550
3.400% 3/15/50	700,000	753,300
4.125% 11/15/25	2,000,000	2,299,054
CVS Health Corp.
3.250% 8/15/29	5,000	5,524
5.050% 3/25/48	2,820,000	3,693,897
5.125% 7/20/45	610,000	785,985
		23,546,593
Pipelines — 1.6%
Cheniere Energy Partners LP
5.250% 10/01/25	70,000	69,769
Energy Transfer Operating LP
5.500% 6/01/27	264,000	294,255
5.875% 1/15/24	1,000,000	1,113,303
Energy Transfer Partners LP
5.950% 10/01/43	750,000	768,544
Kinder Morgan Energy Partners LP
3.500% 9/01/23	1,006,000	1,073,635
Kinder Morgan, Inc.
5.550% 6/01/45	1,000,000	1,220,697
Plains All American Pipeline LP/PAA Finance Corp.
4.650% 10/15/25	500,000	534,020
Rockies Express Pipeline LLC
4.950% 7/15/29 (b)	1,000,000	930,300
6.875% 4/15/40 (b)	745,000	705,962
Sabine Pass Liquefaction LLC
4.500% 5/15/30 (b)	1,500,000	1,665,306
Southern Gas Corridor CJSC
6.875% 3/24/26 (b)	600,000	689,914

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sunoco Logistics Partners Operations LP 4.250% 4/01/24	$650,000	$695,481
5.350% 5/15/45	370,000	362,396
5.400% 10/01/47	1,275,000	1,275,654
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29	162,000	169,695
TC PipeLines LP 3.900% 5/25/27	1,500,000	1,577,672
Williams Cos., Inc. 4.000% 9/15/25	1,000,000	1,107,902
		14,254,505
Real Estate Investment Trusts (REITS) — 1.0%
Boston Properties LP 3.850% 2/01/23	1,000,000	1,067,774
GLP Capital LP/GLP Financing II, Inc. 4.000% 1/15/30	60,000	59,475
5.250% 6/01/25	500,000	543,700
5.300% 1/15/29	620,000	670,889
5.375% 4/15/26	1,680,000	1,835,551
Healthpeak Properties, Inc. 4.250% 11/15/23	59,000	64,221
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	450,000	465,759
SL Green Operating Partnership LP 3.250% 10/15/22	1,000,000	995,799
Ventas Realty LP 3.750% 5/01/24	1,050,000	1,094,037
3.850% 4/01/27	1,000,000	1,046,319
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,376,040
		9,219,564
Retail — 0.2%
Alimentation Couche-Tard, Inc. 2.700% 7/26/22 (b)	425,000	435,057
3.800% 1/25/50 (b)	105,000	108,846
Rite Aid Corp. 6.125% 4/01/23 (b)	283,000	275,218
Starbucks Corp. 2.250% 3/12/30	890,000	908,392
		1,727,513
Savings & Loans — 0.1%
Nationwide Building Society 3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (b)	620,000	644,204
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (b)	300,000	324,550
		968,754
Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625% 1/15/24	1,175,000	1,263,125
Intel Corp. 4.100% 5/19/46	625,000	780,021
4.750% 3/25/50	490,000	690,782
NXP BV/NXP Funding LLC 4.125% 6/01/21 (b)	500,000	514,918
		3,248,846
Software — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% 3/01/25 (b)	325,000	320,937
Fiserv, Inc. 2.650% 6/01/30	875,000	927,124
SS&C Technologies, Inc. 5.500% 9/30/27 (b)	320,000	324,685
		1,572,746
Telecommunications — 2.3%
AT&T, Inc. 4.500% 5/15/35	110,000	130,537
4.500% 3/09/48	330,000	390,086
4.750% 5/15/46	100,000	119,884
4.800% 6/15/44	3,050,000	3,611,932
4.850% 3/01/39	366,000	441,441
4.900% 8/15/37	1,025,000	1,231,855
5.250% 3/01/37	850,000	1,050,983
Intelsat Jackson Holdings SA 8.500% 10/15/24 (b)(e)	378,000	227,272
9.750% 7/15/25 (b)(e)	1,379,000	847,120
Koninklijke KPN NV 8.375% 10/01/30	440,000	643,729
Level 3 Financing, Inc. 4.625% 9/15/27 (b)	241,000	242,807
5.375% 5/01/25	166,000	169,527
Sprint Corp. 7.875% 9/15/23	74,000	83,343
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (b)	606,250	613,634
4.738% 9/20/29 (b)	2,685,000	2,913,816
T-Mobile USA, Inc. 2.550% 2/15/31 (b)	955,000	958,362
3.875% 4/15/30 (b)	840,000	934,886
4.375% 4/15/40 (b)	840,000	971,645
4.500% 2/01/26	400,000	404,784
4.750% 2/01/28	175,000	184,870
6.000% 3/01/23	94,000	94,380
6.000% 4/15/24	279,000	285,054
6.500% 1/15/24	301,000	307,532
Vodafone Group PLC 4.250% 9/17/50	315,000	375,096
4.875% 6/19/49	1,260,000	1,588,329
5.250% 5/30/48	1,000,000	1,305,941
		20,128,845
Transportation — 0.0%
Empresa de Transporte de Pasajeros Metro SA 3.650% 5/07/30 (b)	200,000	215,750

TOTAL CORPORATE DEBT (Cost $228,696,815)		244,561,466

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Municipal Obligations — 0.6%
Commonwealth of Massachusetts, General Obligation 3.000% 3/01/49	$1,360,000	$1,439,696
Health & Educational Facilities Authority of the State of Missouri, Revenue Bond 3.652% 8/15/57	375,000	463,545
New York State Dormitory Authority, Revenue Bond 5.051% 9/15/27	600,000	727,170
Regents of the University of California Medical Center Pooled, Revenue Bond 3.256% 5/15/60	2,205,000	2,292,208
State of California, General Obligation 7.950% 3/01/36	221	212
		4,922,831

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,545,400)		4,922,831

Non-U.S. Government Agency Obligations — 13.1%
Commercial MBS — 1.5%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.227% VRN 8/10/38 (b) (c)	1,280,000	1,443,279
BX Trust, Series 2019-OC11, Class A 3.202% 12/09/41 (b)	420,000	438,184
CALI Mortgage Trust, Series 2019-101C, Class A 3.957% 3/10/39 (b)	945,000	1,080,364
Commercial Mortgage Trust, Series 2016-787S, Class A 3.545% 2/10/36 (b)	1,280,000	1,386,621
CPT Mortgage Trust, Series 2019-CPT, Class A 2.865% 11/13/39 (b)	805,000	877,290
DC Office Trust, Series 2019-MTC, Class A 2.965% 9/15/45 (b)	860,000	927,455
Hudson Yards Mortgage Trust Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (b) (c)	860,000	946,818
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	880,000	984,585
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A 3.397% 6/05/39 (b)	900,000	1,000,506
MKT Mortgage Trust, Series 2020-525M, Class A 2.694% 2/12/40 (b)	1,030,000	1,084,929
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A 2.966% 12/15/38 (b)	840,000	868,990
One Bryant Park Trust, Series 2019-OBP, Class A 2.516% 9/15/54 (b)	1,085,000	1,149,339
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.961% VRN 1/15/32 (b) (c)	1,320,000	1,250,798
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B, 4.144% VRN 1/05/43 (b) (c)	120,000	104,400
		13,543,558
Home Equity ABS — 0.8%
Argent Securities, Inc., Series 2005-W2, Class M1, 1 mo. USD LIBOR + .490% 0.675% FRN 10/25/35	4,500,000	4,236,285
Home Equity Asset Trust, Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200% 0.385% FRN 7/25/36	613,078	609,897
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .220% 0.405% FRN 1/25/36	2,157,263	2,013,299
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400% 0.585% FRN 12/25/35	265,039	264,429
		7,123,910
Other ABS — 3.1%
Ajax Mortgage Loan Trust, 2.860% STEP 7/25/59 (b)	3,908,152	3,918,295
Barings CLO Ltd., Series 2013-IA, Class AR, 3 mo. USD LIBOR + .800% 1.935% FRN 1/20/28 (b)	3,451,159	3,417,041
Countrywide Asset-Backed Certificates Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160% 0.345% FRN 1/25/34	83,154	78,289
Series 2004-5, Class M1, 1 mo. USD LIBOR + .855% 1.040% FRN 8/25/34	365,522	355,702
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + 0.360% 0.545% FRN 10/25/35	717,448	676,339
GoldenTree Loan Opportunities Ltd., Series 2014-9A, Class AR2, 3 mo. USD LIBOR + 1.110% 1.951% FRN 10/29/29 (b)	2,100,000	2,071,759
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD LIBOR + .390% 0.575% FRN 1/25/36	4,356,775	4,191,123
LCM Ltd., 3 mo. USD LIBOR + 1.240% 2.459% FRN 7/15/27 (b)	1,400,000	1,383,066
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800% 0.985% FRN 10/25/35	279,869	274,939
Madison Park Funding Ltd., Series 2018-30A, Class A, 3 mo. USD LIBOR + .750% 1.969% FRN 4/15/29 (b)	2,075,000	2,024,314
Magnetite Ltd. Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800% 2.019% FRN 1/15/28 (b)	1,489,000	1,460,401
Series 2019-21A, Class A, 3 mo. USD LIBOR + 1.280% 2.415% FRN 4/20/30 (b)	450,000	444,323
Morgan Stanley Capital, Inc. Trust Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .290% 0.475% FRN 1/25/36	3,652,375	3,368,466
Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290% 0.475% FRN 2/25/36	3,715,540	3,429,620
		27,093,677
Student Loans ABS — 4.1%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 0.885% FRN 7/25/56 (b)	2,178,775	2,128,823
Education Loan Asset-Backed Trust, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800% 0.985% FRN 4/26/32 (b)	4,100,000	3,931,534
SLC Student Loan Trust Series 2006-2, Class A6, 3 mo. USD LIBOR + .160% 0.473% FRN 9/15/39	7,720,000	7,267,695
Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 0.473% FRN 3/15/55	7,380,000	6,734,671
SLM Student Loan Trust

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 0.785% FRN 2/26/29	$1,652,735	$1,560,056
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 0.835% FRN 5/26/26	2,991,733	2,738,642
Series 2006-2, Class A6, 3 mo. USD LIBOR + .170% 1.161% FRN 1/25/41	2,293,793	2,112,039
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 2.841% FRN 7/25/73	3,735,000	3,054,360
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 3.241% FRN 10/25/83	3,630,000	3,517,416
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170% 1.161% FRN 4/25/40 (b)	2,854,614	2,657,282
		35,702,518
WL Collateral CMO — 3.6%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400% 0.585% FRN 3/25/46	2,484,316	2,215,926
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, 3.216% VRN 5/25/35 (c)	1,904,176	1,790,623
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 3.941% VRN 3/25/36 (c)	7,640	7,055
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (b) (c)	3,050,929	3,344,028
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, 3.507% VRN 11/25/35 (c)	2,358,261	2,119,402
HarborView Mortgage Loan Trust
Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 0.394% FRN 11/19/36	3,650,206	3,050,846
Series 2007-6, Class 1A1A, 1 mo. LIBOR + .200% 0.394% FRN 8/19/37	3,645,688	3,078,897
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD LIBOR + .260% 0.445% FRN 1/25/36	5,609,770	5,294,810
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, 3.772% VRN 8/25/35 (c)	329,685	327,753
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, 3.444% VRN 4/25/34 (c)	648,914	626,277
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750% 2.427% FRN 6/26/47 (b)	1,545,545	1,510,274
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185% 0.370% FRN 8/25/36	848,596	729,463
Structured Asset Mortgage Investments Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .230% 0.415% FRN 2/25/36	3,086,208	2,750,603
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310% 0.495% FRN 1/25/45	1,156,697	1,114,558
Series 2005-7, Class 4CB, 7.000% 8/25/35	3,302,731	2,457,996
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4, 4.028% VRN 4/25/37 (c)	1,643,096	1,521,659
		31,940,170

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $116,255,980)		115,403,833

Sovereign Debt Obligations — 0.8%
Abu Dhabi Government International Bond 2.500% 9/30/29 (b)	647,000	677,733
Colombia Government International Bond 3.000% 1/30/30	400,000	396,204
4.500% 1/28/26	200,000	216,502
5.200% 5/15/49	200,000	234,878
Dominican Republic International Bond 4.500% 1/30/30 (b)	250,000	226,125
6.000% 7/19/28 (b)	150,000	150,900
Indonesia Government International Bond 2.850% 2/14/30	300,000	306,246
Mexico Government International Bond 3.250% 4/16/30	858,000	850,278
3.750% 1/11/28	200,000	208,070
Panama Government International Bond 3.160% 1/23/30	400,000	429,800
Peruvian Government International Bond 2.844% 6/20/30	276,000	296,010
4.125% 8/25/27	254,000	291,150
Qatar Government International Bond 4.500% 4/23/28 (b)	600,000	707,064
Republic of South Africa Government International Bond 4.875% 4/14/26	200,000	199,716
Russian Foreign Bond 4.375% 3/21/29 (b)	200,000	227,250
4.750% 5/27/26 (b)	200,000	227,741
Saudi Government International Bond 3.625% 3/04/28 (b)	200,000	219,580
3.750% 1/21/55 (b)	200,000	203,842
4.500% 10/26/46 (b)	400,000	459,412
Uruguay Government International Bond 4.375% 10/27/27	394,830	451,097
		6,979,598

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,822,164)		6,979,598

U.S. Government Agency Obligations and Instrumentalities — 36.5%
Collateralized Mortgage Obligations — 2.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series RR06, Class BX, 1.836% VRN 5/27/33 (c)	1,485,000	251,972
Series RR06, Class AX, 1.878% VRN 10/27/28 (c)	1,575,000	203,407
Series S8FX, Class A2, 3.291% 3/25/27	3,955,000	4,404,321
Series K155, Class A3, 3.750% 4/25/33	2,115,000	2,577,649
Federal National Mortgage Association Series 2020-M10, Class X8, 0.776% VRN 12/25/27 (c)	1,910,000	80,701
Series 2020-M10, Class X9, 0.988% VRN 12/25/27 (c)	1,670,521	78,058
Series 2020-M10, Class X4, 0.999% VRN 7/25/32 (c)	1,733,892	145,445
Series 2020-M10, Class X3, 1.438% VRN 11/25/28 (c)	2,003,446	184,341
Series 2020-M10, Class X6, 1.497% VRN 8/25/28 (c)	2,085,000	205,327
Series 2020-M10, Class X5, 1.554% VRN 11/25/28 (c)	1,975,000	205,077
Series 2020-M10, Class X2, 1.826% VRN 12/25/30 (c)	4,946,653	700,207
Series 2020-M10, Class X1, 1.923% VRN 12/25/30 (c)	2,369,556	349,169
Series 2018-43, Class CT, 3.000% 6/25/48	2,330,547	2,400,330
Series 2018-54, Class KA, 3.500% 1/25/47	2,608,698	2,720,061
Series 2018-38, Class PA, 3.500% 6/25/47	3,043,218	3,193,248
Federal National Mortgage Association. REMICS Series 2018-55, Class PA 3.500% 1/25/47	2,706,863	2,822,421
Government National Mortgage Association

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-124, Class NW, 3.500% 9/20/48	$1,330,716	$1,417,009
Series 2019-15, Class GT, 3.500% 2/20/49	2,342,983	2,494,457
		24,433,200
Pass-Through Securities — 33.7%
Federal Home Loan Mortgage Corp. Pool #G18619 2.500% 11/01/31	895,437	939,921
Pool #G16770 2.500% 2/01/32	921,617	972,297
Pool #G16660 2.500% 7/01/32	1,475,979	1,549,303
Pool #RB5048 2.500% 5/01/40	4,187,066	4,374,059
Pool #RB5054 2.500% 6/01/40	4,138,262	4,323,075
Pool #G18596 3.000% 4/01/31	605,658	639,265
Pool #G18691 3.000% 6/01/33	279,703	294,174
Pool #G08710 3.000% 6/01/46	169,809	179,322
Pool #G08715 3.000% 8/01/46	3,520,533	3,717,746
Pool #G08721 3.000% 9/01/46	476,826	503,537
Pool #G08726 3.000% 10/01/46	6,388,130	6,741,987
Pool #G08732 3.000% 11/01/46	4,433,787	4,679,387
Pool #G08741 3.000% 1/01/47	2,787,587	2,942,000
Pool #G08795 3.000% 1/01/48	2,214,334	2,334,224
Pool #G18713 3.500% 11/01/33	2,416,764	2,542,383
Pool #G16756 3.500% 1/01/34	801,400	856,328
Pool #G60038 3.500% 1/01/44	1,184,456	1,286,908
Pool #G07848 3.500% 4/01/44	7,100,340	7,847,631
Pool #G07924 3.500% 1/01/45	2,637,849	2,880,029
Pool #G60138 3.500% 8/01/45	4,485,735	4,936,819
Pool #G08711 3.500% 6/01/46	2,977,051	3,161,875
Pool #G08716 3.500% 8/01/46	4,274,356	4,539,721
Pool #G67703 3.500% 4/01/47	3,363,841	3,661,111
Pool #G67706 3.500% 12/01/47	2,856,497	3,107,147
Pool #G08792 3.500% 12/01/47	4,209,599	4,443,318
Pool #G67707 3.500% 1/01/48	2,894,480	3,177,407
Pool #G67708 3.500% 3/01/48	6,742,792	7,296,524
Pool #G67709 3.500% 3/01/48	7,882,062	8,563,838
Pool #G67711 4.000% 3/01/48	981,749	1,078,355
Pool #G67713 4.000% 6/01/48	6,339,675	6,892,191
Pool #G67714 4.000% 7/01/48	3,914,185	4,299,349
Pool #G67717 4.000% 11/01/48	3,514,105	3,857,704
Pool #G67718 4.000% 1/01/49	3,028,991	3,282,562
Pool #G08843 4.500% 10/01/48	2,087,098	2,242,947
Pool #G08826 5.000% 6/01/48	641,870	701,945
Pool #G08844 5.000% 10/01/48	239,108	261,487
Federal National Mortgage Association Pool #BL6060 2.455% 4/01/40	1,265,000	1,334,374
Pool #MA4016 2.500% 5/01/40	4,176,418	4,362,935
Pool #MA3029 3.000% 6/01/32	677,935	714,328
Pool #MA1607 3.000% 10/01/33	3,439,916	3,653,132
Pool #MA3811 3.000% 10/01/49	3,303,174	3,424,303
Pool #BL2360 3.450% 5/01/34	1,760,000	2,076,467
Pool #AN0877 3.500% 2/01/31	927,186	1,057,461
Pool #AB4262 3.500% 1/01/32	2,475,104	2,640,359
Pool #MA1148 3.500% 8/01/42	5,965,724	6,447,931
Pool #CA0996 3.500% 1/01/48	186,065	201,162
Pool #MA3276 3.500% 2/01/48	671,083	707,291
Pool #MA3305 3.500% 3/01/48	2,266,684	2,388,982
Pool #MA3332 3.500% 4/01/48	91,764	96,715
Pool #CA3633 3.500% 6/01/49	1,568,116	1,699,276
Pool #AM7122 3.610% 11/01/34	1,785,380	2,116,426
Pool #BL0661 3.990% 11/01/33	4,214,974	4,836,370
Pool #MA2995 4.000% 5/01/47	1,826,641	1,952,712
Pool #AS9830 4.000% 6/01/47	1,490,444	1,593,311
Pool #MA3027 4.000% 6/01/47	1,675,978	1,783,271
Pool #AS9972 4.000% 7/01/47	1,286,969	1,375,793
Pool #AL9106 4.500% 2/01/46	612,587	668,054
Pool #CA1710 4.500% 5/01/48	3,162,582	3,405,452
Pool #CA1711 4.500% 5/01/48	58,650	63,154
Pool #CA2208 4.500% 8/01/48	2,436,075	2,617,063
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	4,268,092	4,534,321
Pool #MA4836 3.000% 11/20/47	3,467,624	3,681,756
Pool #MA6209 3.000% 10/20/49	3,996,549	4,145,926
Pool #MA4127 3.500% 12/20/46	2,712,148	2,895,526
Pool #MA4382 3.500% 4/20/47	559,875	596,855
Pool #MA4719 3.500% 9/20/47	5,327,884	5,666,477
Pool #MA4837 3.500% 11/20/47	702,688	747,344
Pool #MA4962 3.500% 1/20/48	4,408,251	4,676,001
Pool #MA5019 3.500% 2/20/48	2,445,983	2,594,549
Pool #MA4838 4.000% 11/20/47	1,486,496	1,594,775
Pool #MA4901 4.000% 12/20/47	1,217,259	1,305,927
Pool #MA5078 4.000% 3/20/48	1,151,017	1,231,262
Pool #MA5466 4.000% 9/20/48	788,836	840,873
Pool #MA5528 4.000% 10/20/48	3,196,541	3,406,407
Pool #MA4264 4.500% 2/20/47	588,468	642,201
Pool #MA4512 4.500% 6/20/47	4,259,646	4,635,283
Pool #MA3666 5.000% 5/20/46	68,363	77,638
Pool #MA3806 5.000% 7/20/46	427,232	483,595
Pool #MA4072 5.000% 11/20/46	83,481	94,990
Pool #MA4454 5.000% 5/20/47	1,975,906	2,185,946
Government National Mortgage Association II TBA Pool #5 2.500% 12/01/49 (d)	6,325,000	6,658,050
Pool #24 3.000% 12/01/49 (d)	2,700,000	2,860,207
Uniform Mortgage Backed Securities TBA Pool #199 2.000% 3/01/50 (d)	3,375,000	3,453,838
Pool #983 2.500% 2/01/50 (d)	25,000,000	26,066,405
Pool #231 2.000% 4/01/35 (d)	2,150,000	2,220,211
Pool #199 2.000% 3/01/50 (d)	4,675,000	4,773,066
Pool #1080 2.500% 2/01/35 (d)	13,300,000	13,905,774
Pool #853 2.500% 2/01/50 (d)	2,225,000	2,310,784
Pool#812 2.500% 2/01/50 (d)	7,550,000	7,857,014
Pool #717 3.000% 12/01/49 (d)	11,575,000	12,149,229
Pool #28654 5.000% 7/01/48 (d)	3,050,000	3,331,169
		297,947,597

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $311,259,140)		322,380,797

U.S. Treasury Obligations — 13.3%

U.S. Treasury Bonds & Notes — 13.3%
U.S. Treasury Bond 1.250% 5/15/50	10,616,000	10,201,705
2.000% 2/15/50	4,770,000	5,464,008
U.S. Treasury Inflation Index 0.125% 4/15/25	7,649,678	8,013,871
0.250% 7/15/29	10,067,607	11,013,470
0.250% 2/15/50	11,563,786	12,970,864

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.250% 5/31/25	$28,995,000	$28,956,556
0.250% 6/30/25	21,585,000	21,544,576
0.375% 4/30/25	9,490,000	9,531,492
0.625% 5/15/30	9,855,000	9,829,119
		117,525,661

TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,840,124)		117,525,661

TOTAL BONDS & NOTES (Cost $794,103,252)		823,243,871

TOTAL LONG-TERM INVESTMENTS (Cost $794,103,252)		823,243,871

Short-Term Investments — 16.7%
Commercial Paper — 0.2%
Ford Motor Credit Co. 3.245% 10/08/20 (b)	2,200,000	2,177,291
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (f)	14,783,440	14,783,440
U.S. Treasury Bill — 14.8%
U.S. Treasury Bill 0.000% 9/10/20 (g)	1,925,000	1,924,488
0.000% 10/22/20	65,200,000	65,167,255
0.000% 10/29/20	3,390,000	3,388,220
0.000% 11/05/20	16,545,000	16,535,661
0.000% 11/19/20	3,730,000	3,727,626
0.000% 12/03/20	18,240,000	18,227,827
0.000% 12/10/20	10,685,000	10,677,307
United States Cash Management Bill 0.000% 11/24/20	2,585,000	2,583,428
0.000% 11/03/20	8,615,000	8,609,765
		130,841,577

TOTAL SHORT-TERM INVESTMENTS (Cost $147,812,048)		147,802,308

TOTAL INVESTMENTS — 110.0% (Cost $941,915,300) (h)		971,046,179

Other Assets/(Liabilities) — (10.0)%		(88,094,839)

NET ASSETS — 100.0%		$882,951,340

Abbreviation Legend

ABS	Asset-Backed Security
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index

MassMutual Select Total Return Bond Fund — Portfolio of Investments (Continued)

SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2020 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $115,904,584 or 13.13% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2020, these securities amounted to a value of $1,074,392 or 0.12% of net assets.
(f)	Maturity value of $14,783,440. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $15,079,136.
(g)	A portion of this security is pledged/held as collateral for open derivatives.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	9/21/20	33	$7,223,806	$(24,650)
U.S. Treasury Note 5 Year	9/30/20	366	45,908,591	113,050
				$88,400
Short
U.S. Treasury Ultra 10 Year	9/21/20	27	$(4,226,870)	$(25,208)

MassMutual Select Strategic Bond Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 94.9%

Bank Loans — 4.7%
Advertising — 0.1%
Terrier Media Buyer, Inc., Term Loan B, 1 mo. LIBOR + 4.250% 4.428% VRN 12/17/26	$447,600	$425,968
Airlines — 0.1%
American Airlines, Inc., 2017 Incremental Term Loan, 1 mo. LIBOR + 2.000% 2.185% VRN 12/14/23	466,735	371,316
Delta Air Lines, Inc., 2020 Term Loan B, 3 mo. LIBOR + 4.750% 5.750% VRN 4/29/23	580,000	568,040
		939,356
Auto Parts & Equipment — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 3.678% VRN 4/30/26	446,625	424,294
Building Materials — 0.0%
APi Group DE, Inc., Term Loan B, 1 mo. LIBOR + 2.500% 2.678% VRN 10/01/26	368,150	354,190
Commercial Services — 0.3%
Allied Universal Holdco LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.250% 4.428% VRN 7/10/26	695,997	674,971
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 2.688% VRN 8/15/25	235,200	228,144
Garda World Security Corp., 2019 1st Lien Term Loan B, 3 mo. LIBOR + 4.750% 4.930% VRN 10/30/26	171,766	168,245
Prime Security Services Borrower LLC, 2019 Term Loan B1, 1 mo. LIBOR + 3.250%, 6 mo. LIBOR + 3.250%, 1 year LIBOR + 3.250% 4.250% VRN 9/23/26	689,081	661,090
TKC Holdings, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.750% 4.750% VRN 2/01/23	345,484	322,651
Trans Union LLC, 2019 Term Loan B5, 1 mo. LIBOR + 1.750% 1.928% VRN 11/16/26	259,007	247,271
		2,302,372
Computers — 0.1%
Dell International LLC, 2019 Term Loan B, 1 mo. LIBOR + 2.000% 2.750% VRN 9/19/25	562,041	546,787
Western Digital Corp., 2018 Term Loan B4, 3 mo. LIBOR + 1.750% 1.924% VRN 4/29/23	98,769	95,899
		642,686
Diversified Financial Services — 0.3%
Citadel Securities LP, 2020 Term Loan B, 1 mo. LIBOR + 2.750% 2.928% VRN 2/27/26	247,503	240,283
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 1 mo. LIBOR + 3.750% 4.750% VRN 4/09/27	640,000	620,800
Edelman Financial Center LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 3.180% VRN 7/21/25	333,773	317,918
Focus Financial Partners LLC, 2020 Term Loan, 1 mo. LIBOR + 2.000% 2.178% VRN 7/03/24	396,788	378,933
Jane Street Group LLC, 2020 Term Loan, 1 mo. LIBOR + 3.000% 3.178% VRN 1/31/25	355,425	345,097
VFH Parent LLC, 2019 Term Loan B, 1 mo. LIBOR + 3.000% 3.188% VRN 3/01/26	187,889	182,801
		2,085,832
Electrical Components & Equipment — 0.0%
Brookfield WEC Holdings, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.000% 3.750% VRN 8/01/25	278,185	268,042
Engineering & Construction — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 3.930% VRN 12/06/25	98,500	92,344
Entertainment — 0.2%
Caesars Entertainment Operating Co., Exit Term Loan, 1 mo. LIBOR + 2.000% 2.178% VRN 10/07/24	353,871	351,991
PCI Gaming Authority, Term Loan, 1 mo. LIBOR + 2.500% 2.678% VRN 5/29/26	281,046	266,994
Scientific Games International, Inc., 2018 Term Loan B5, 1 mo. LIBOR + 2.750%, 3 mo. LIBOR + 2.750%, 6 mo. LIBOR + 2.750% 2.928% - 3.612% VRN 8/14/24	670,097	591,025
Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 3 mo. LIBOR + 3.500% 3.808% VRN 7/10/25	15,328	15,220
		1,225,230
Environmental Controls — 0.0%
GFL Environmental, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.000%, 3 mo. LIBOR + 3.000% 4.000% VRN 5/30/25	71,556	69,424
Food Services — 0.1%
Aramark Services, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 1.750% 1.928% VRN 1/15/27	558,600	524,738
Foods — 0.1%
Froneri International Ltd., 2020 USD Term Loan, 1 mo. LIBOR + 2.250% 2.428% VRN 1/29/27	310,000	290,820
US Foods, Inc.
2019 Term Loan B,
3.070% 9/13/26	209,472	194,592

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2016 Term Loan B, 1 mo. LIBOR + 1.750%
1.928% VRN 6/27/23	$209,455	$196,401
		681,813
Health Care – Products — 0.1%
Athenahealth, Inc., 2019 Term Loan B, 3 mo. LIBOR + 4.500% 4.818% VRN 2/11/26	1,099,158	1,062,523
Health Care – Services — 0.5%
EyeCare Partners LLC
2020 Delayed Draw Term Loan,
3.750% 2/18/27 (b)	45,405	40,763
2020 Term Loan, 3 mo. LIBOR + 3.750%
4.058% VRN 2/05/27	194,108	174,261
Global Medical Response, Inc., 2018 Term Loan B1, 3 mo. LIBOR + 3.250% 4.250% VRN 4/28/22	218,829	210,049
HCA, Inc., Term Loan B12, 1 mo. LIBOR + 1.750% 1.928% VRN 3/13/25	163,572	160,007
Jaguar Holding Co. II, 2018 Term Loan, 1 mo. LIBOR + 2.500% 3.500% VRN 8/18/22	472,308	465,960
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3 mo. LIBOR + 2.750% 3.750% VRN 6/07/23	766,755	727,459
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.250% 3.435% VRN 3/05/26	803,010	770,890
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 3.928% VRN 11/17/25	861,664	805,543
		3,354,932
Household Products & Wares — 0.1%
Reynolds Consumer Products LLC, Term Loan, 1 mo. LIBOR + 1.750% 1.928% VRN 2/04/27	432,373	415,926
Insurance — 0.1%
Asurion LLC
2017 Term Loan B4, 1 mo. LIBOR + 3.000% 3.178% VRN 8/04/22	630,799	612,929
2018 Term Loan B6, 1 mo. LIBOR + 3.000% 3.178% VRN 11/03/23	169,106	163,328
2018 Term Loan B7, 1 mo. LIBOR + 3.000% 3.178% VRN 11/03/24	345,170	332,443
		1,108,700
Internet — 0.1%
McAfee LLC, 2018 USD Term Loan B, 1 mo. LIBOR + 3.750% 3.934% VRN 9/30/24	851,442	827,083
Investment Companies — 0.2%
First Eagle Holdings, Inc., 2020 Term Loan B, 3 mo. LIBOR + 2.500% 2.808% VRN 2/01/27	207,083	199,274
RPI 2019 Intermediate Finance Trust, 2020 Term Loan B1, 1 mo. LIBOR + 1.750% 1.928% VRN 2/11/27	726,350	706,375
UFC Holdings LLC, 2019 Term Loan, 3 mo. LIBOR + 3.250% 4.250% VRN 4/29/26	563,405	537,110
		1,442,759
Leisure Time — 0.0%
Alterra Mountain Co., Term Loan B1, 1 mo. LIBOR + 2.750% 2.928% VRN 7/31/24	374,242	351,788
Lodging — 0.5%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 2.928% VRN 12/23/24	816,347	723,741
CityCenter Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.250% 3.000% VRN 4/18/24	374,175	339,471
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 1 mo. LIBOR + 2.000% 2.178% VRN 11/30/23	339,618	320,939
Golden Nugget, Inc., 2017 Incremental Term Loan B, 1 mo. LIBOR + 2.500% 3.250% VRN 10/04/23	532,264	420,489
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 1.935% VRN 6/22/26	716,204	674,893
Wynn Resorts Ltd., 2019 Term Loan A, 1 mo. LIBOR + 1.750% 1.930% VRN 9/20/24	895,125	832,466
		3,311,999
Media — 0.3%
Charter Communications Operating LLC 2019 Term Loan B1, 1 mo. LIBOR + 1.750% 1.930% VRN 4/30/25	840,119	808,144
2019 Term Loan B2, 1 mo. LIBOR + 1.750% 1.930% VRN 2/01/27	139,298	133,745
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. LIBOR + 2.500% 2.685% VRN 4/15/27	139,650	132,194
Diamond Sports Group LLC, Term Loan, 3 mo. LIBOR + 3.250% 3.430% VRN 8/24/26	29,276	23,750
Entercom Media Corp., 2019 Term Loan, 1 mo. LIBOR + 2.500% 2.684% VRN 11/18/24	120,547	112,310
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.000% 3.178% VRN 5/01/26	277,810	255,355
Univision Communications, Inc. Term Loan C5, 0.000% 3/15/24 (a)	381,388	351,830
2020 Term Loan B, 0.000% 3/13/26 (a)	50,000	46,575
Ziggo Financing Partnership, USD Term Loan I, 1 mo. LIBOR + 2.500% 2.685% VRN 4/30/28	138,250	130,157
		1,994,060
Packaging & Containers — 0.1%
Berry Global, Inc., Term Loan W, 1 mo. LIBOR + 2.000% 2.177% VRN 10/01/22	322,351	313,412
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 2.928% VRN 2/05/23	185,619	176,877
		490,289
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000% 3.190% VRN 6/02/25	299,031	290,174

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. LIBOR + 2.500%, 3 mo. LIBOR + 2.500% 3.500% VRN 3/01/24	$988,779	$947,715
Elanco Animal Health, Inc., Term Loan B, 0.000% 2/04/27 (a)	670,000	637,619
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 week LIBOR + 2.000% 2.109% VRN 11/15/27	736,300	707,680
HC Group Holdings II, Inc., Term Loan B, 1 mo. LIBOR + 4.500% 4.678% VRN 8/06/26	348,250	337,803
		2,920,991
Real Estate Investment Trusts (REITS) — 0.1%
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 1.750% 1.940% VRN 12/20/24	390,000	362,653
Retail — 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. LIBOR + 1.750% 1.928% VRN 11/19/26	939,594	888,856
Academy, Ltd., 2015 Term Loan B, 1 mo. LIBOR + 4.000% 5.000% VRN 7/01/22	241,977	193,278
Michaels Stores, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500%, 3 mo. LIBOR + 2.500% 3.500% - 3.558% VRN 1/30/23	150,217	137,073
Party City Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500%, 3 mo. LIBOR + 2.500% 3.250% - 4.100% VRN 8/19/22	186,665	88,121
		1,307,328
Software — 0.1%
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.000% 4.178% VRN 10/16/26	758,100	730,619
MA FinanceCo. LLC, USD Term Loan B3, 1 mo. LIBOR + 2.500% 2.678% VRN 6/21/24	11,469	10,666
Seattle Spinco, Inc., USD Term Loan B3, 1 mo. LIBOR + 2.500% 2.678% VRN 6/21/24	77,452	72,030
		813,315
Telecommunications — 0.4%
Altice France S.A., USD Term Loan B12, 1 mo. LIBOR + 3.687% 3.872% VRN 1/31/26	222,384	212,757
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 1.928% VRN 3/01/27	368,362	347,708
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 2.750% 2.923% VRN 9/18/26	971,236	921,809
T-Mobile USA, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.000% 3.178% VRN 4/01/27	550,000	548,812
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. LIBOR + 2.500% 2.685% VRN 1/31/28	863,954	823,132
		2,854,218
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. LIBOR + 2.000% 2.308% VRN 12/30/26	648,375	622,790

TOTAL BANK LOANS (Cost $35,204,669)		33,277,643

Corporate Debt — 40.4%
Aerospace & Defense — 1.4%
The Boeing Co.
2.700% 2/01/27	90,000	87,909
2.800% 3/01/27	150,000	144,705
3.100% 5/01/26	80,000	81,519
3.200% 3/01/29	450,000	445,522
3.250% 2/01/35	730,000	665,615
3.550% 3/01/38	80,000	72,856
3.750% 2/01/50	240,000	215,497
4.875% 5/01/25	990,000	1,078,906
5.150% 5/01/30	500,000	557,515
5.705% 5/01/40	400,000	455,365
5.805% 5/01/50	930,000	1,098,317
5.930% 5/01/60	300,000	355,767
General Dynamics Corp.
3.250% 4/01/25	140,000	155,263
3.500% 5/15/25	50,000	55,911
4.250% 4/01/40	20,000	24,918
4.250% 4/01/50	110,000	142,360
L3Harris Technologies, Inc.
5.054% 4/27/45	280,000	367,865
Lockheed Martin Corp.
3.550% 1/15/26	350,000	402,375
4.500% 5/15/36	60,000	77,919
Northrop Grumman Corp.
2.930% 1/15/25	340,000	367,744
3.250% 1/15/28	730,000	816,383
5.250% 5/01/50	230,000	329,926
Raytheon Co.
3.125% 10/15/20	120,000	120,963
Raytheon Technologies Corp.
2.250% 7/01/30	280,000	291,620
3.150% 12/15/24 (c)	140,000	151,224
3.950% 8/16/25	350,000	398,244
4.125% 11/16/28	260,000	306,250
4.500% 6/01/42	80,000	99,705
TransDigm, Inc.
6.250% 3/15/26 (c)	180,000	179,554
8.000% 12/15/25 (c)	70,000	73,569
		9,621,286
Agriculture — 1.1%
Altria Group, Inc.
2.350% 5/06/25	80,000	84,065
2.850% 8/09/22	160,000	166,696
3.490% 2/14/22	160,000	166,957
3.800% 2/14/24	180,000	196,808
3.875% 9/16/46	150,000	149,808
4.400% 2/14/26	620,000	713,901
4.750% 5/05/21	290,000	300,648
4.800% 2/14/29	530,000	618,796
5.800% 2/14/39	1,120,000	1,385,067
5.950% 2/14/49	100,000	131,159

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.200% 2/14/59	$140,000	$186,731
BAT Capital Corp.
3.557% 8/15/27	500,000	538,920
4.540% 8/15/47	1,110,000	1,205,218
Cargill, Inc.
1.375% 7/23/23 (c)	300,000	305,177
Philip Morris International, Inc.
1.125% 5/01/23	190,000	193,212
2.100% 5/01/30	190,000	195,775
2.500% 8/22/22	80,000	83,272
2.500% 11/02/22	350,000	364,722
2.900% 11/15/21	240,000	248,414
4.500% 3/20/42	80,000	96,920
Reynolds American, Inc.
5.850% 8/15/45	190,000	233,540
		7,565,806
Airlines — 0.5%
Delta Air Lines, Inc.
3.400% 4/19/21	450,000	437,620
3.625% 3/15/22	250,000	236,793
3.800% 4/19/23	90,000	80,393
Series 2007-1 Class A, 6.821% 2/10/24	138,760	136,034
2.900% 10/28/24	140,000	113,542
7.000% 5/01/25 (c)	1,670,000	1,723,888
7.375% 1/15/26	530,000	512,721
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (c) (d)	330,000	330,825
		3,571,816
Apparel — 0.3%
Hanesbrands, Inc.
4.625% 5/15/24 (c)	30,000	29,850
5.375% 5/15/25 (c)	200,000	202,250
4.875% 5/15/26 (c)	110,000	110,825
Levi Strauss & Co.
5.000% 5/01/25 (c)	190,000	190,714
NIKE, Inc.
2.400% 3/27/25	170,000	182,826
2.750% 3/27/27	270,000	297,422
2.850% 3/27/30	280,000	311,379
3.250% 3/27/40	180,000	201,461
3.375% 3/27/50	610,000	705,119
		2,231,846
Auto Manufacturers — 0.3%
BMW US Capital LLC
1.850% 9/15/21 (c)	60,000	60,552
Ford Motor Co.
4.750% 1/15/43	90,000	70,902
8.500% 4/21/23	140,000	148,050
9.000% 4/22/25	80,000	86,576
Ford Motor Credit Co. LLC
3.339% 3/28/22	370,000	357,864
5.125% 6/16/25	200,000	200,080
5.875% 8/02/21	400,000	403,880
General Motors Co.
5.150% 4/01/38	40,000	38,339
5.400% 10/02/23	130,000	140,563
5.950% 4/01/49	110,000	115,638
6.125% 10/01/25	220,000	247,211
6.250% 10/02/43	300,000	318,802
General Motors Financial Co., Inc.
2.450% 11/06/20	110,000	110,172
3.450% 4/10/22	30,000	30,590
4.250% 5/15/23	10,000	10,442
4.375% 9/25/21	80,000	82,163
		2,421,824
Banks — 12.7%
ABN AMRO Bank NV
4.750% 7/28/25 (c)	260,000	286,540
Banco Santander SA
3 mo. USD LIBOR + 1.120% 2.431% FRN 4/12/23	200,000	197,010
2.746% 5/28/25	1,000,000	1,036,315
3.848% 4/12/23	400,000	425,872
4.379% 4/12/28	200,000	223,457
Bank of America Corp.
SOFR + 2.150% 2.592% VRN 4/29/31	360,000	380,932
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	270,000	283,611
3.300% 1/11/23	90,000	96,055
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	570,000	634,896
3.500% 4/19/26	290,000	326,437
3 mo. USD LIBOR + 0.780% 3.550% VRN 3/05/24	470,000	502,412
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	1,920,000	2,151,995
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	600,000	687,405
3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	630,000	733,530
4.000% 4/01/24	270,000	299,702
4.000% 1/22/25	270,000	298,176
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	1,150,000	1,441,021
4.125% 1/22/24	290,000	322,097
4.200% 8/26/24	380,000	421,875
4.250% 10/22/26	50,000	57,353
3 mo. USD LIBOR + 1.520% 4.330% VRN 3/15/50	250,000	323,076
4.450% 3/03/26	50,000	57,562
5.000% 1/21/44	1,010,000	1,392,483
3 mo. USD LIBOR + 3.705% 6.250% VRN 9/05/24	170,000	175,962
Bank of Montreal
1.850% 5/01/25	590,000	610,826
5 year USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	96,868
The Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	175,960
The Bank of Nova Scotia
1.300% 6/11/25	320,000	322,143
Barclays Bank PLC
1.700% 5/12/22	240,000	244,310
Barclays PLC
3 mo. USD LIBOR + 1.902% 4.972% VRN 5/16/29	230,000	269,478
3 mo. USD LIBOR + 3.054% 5.088% VRN 6/20/30	1,210,000	1,373,609
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (c)	400,000	409,606
3.375% 1/09/25 (c)	240,000	259,401
5 year USD Swap + 1.483% 4.375% VRN 3/01/33 (c)	220,000	245,262
4.400% 8/14/28 (c)	1,120,000	1,291,023

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.625% 3/13/27 (c)	$260,000	$291,355
3 mo. USD LIBOR + 2.235% 4.705% VRN 1/10/25 (c)	880,000	973,991
3 mo. USD LIBOR + 2.567% 5.198% VRN 1/10/30 (c)	640,000	783,446
Canadian Imperial Bank of Commerce
0.950% 6/23/23	300,000	301,010
Citigroup, Inc.
SOFR + 1.667% 1.678% VRN 5/15/24	340,000	346,774
SOFR + 2.107% 2.572% VRN 6/03/31	340,000	351,649
SOFR + 2.750% 3.106% VRN 4/08/26	240,000	258,138
3 mo. USD LIBOR + 1.151% 3.520% VRN 10/27/28	1,400,000	1,542,869
3 mo. USD LIBOR + 1.338% 3.980% VRN 3/20/30	710,000	815,911
3 mo. USD LIBOR + 1.192% 4.075% VRN 4/23/29	750,000	855,655
4.125% 7/25/28	360,000	407,780
4.300% 11/20/26	670,000	760,953
4.400% 6/10/25	340,000	380,734
SOFR + 3.914% 4.412% VRN 3/31/31	410,000	486,473
4.450% 9/29/27	480,000	548,000
4.650% 7/30/45	441,000	567,663
4.650% 7/23/48	70,000	91,623
4.750% 5/18/46	40,000	50,880
5.300% 5/06/44	16,000	21,225
5.500% 9/13/25	170,000	201,589
3 mo. USD LIBOR + 4.068% 5.950% VRN 1/30/23	100,000	99,736
3 mo. USD LIBOR + 3.905% 5.950% VRN 5/15/25	470,000	466,710
3 mo. USD LIBOR + 3.423% 6.300% VRN 5/15/24	60,000	60,104
6.625% 6/15/32	20,000	27,423
8.125% 7/15/39	310,000	536,863
Cooperatieve Rabobank UA
1 year CMT + 1.000% 1.339% VRN 6/24/26 (c)	250,000	250,438
4.375% 8/04/25	1,380,000	1,553,187
4.625% 12/01/23	250,000	275,685
5.250% 8/04/45	295,000	403,859
Credit Agricole SA
SOFR + 1.676% 1.907% VRN 6/16/26 (c)	270,000	273,941
5 year USD Swap + 1.644% 4.000% VRN 1/10/33 (c)	790,000	869,796
Credit Suisse AG
2.950% 4/09/25	340,000	369,160
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (c)	850,000	860,878
SOFR + 3.730% 4.194% VRN 4/01/31 (c)	250,000	284,964
Credit Suisse Group Funding (Guernsey) Ltd.
4.550% 4/17/26	500,000	574,930
Danske Bank A/S
1.226% 6/22/24 (c)	200,000	200,544
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (c)	420,000	426,530
5.000% 1/12/22 (c)	740,000	777,451
5.375% 1/12/24 (c)	610,000	678,822
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%
4.000% VRN 7/31/20	18,000	15,147
The Goldman Sachs Group, Inc.
3.200% 2/23/23	300,000	318,316
3.500% 4/01/25	370,000	405,708
3.500% 11/16/26	200,000	219,952
3.625% 2/20/24	1,270,000	1,380,940
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	1,740,000	1,949,168
3.850% 7/08/24	90,000	99,232
4.000% 3/03/24	100,000	110,560
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	490,000	570,109
4.250% 10/21/25	260,000	292,680
4.750% 10/21/45	480,000	626,949
5.150% 5/22/45	1,000,000	1,316,512
5.250% 7/27/21	100,000	105,001
6.250% 2/01/41	770,000	1,154,472
6.750% 10/01/37	80,000	116,469
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	515,265
SOFR + 2.387% 2.848% VRN 6/04/31	420,000	428,898
3 mo. USD LIBOR + 1.610% 3.973% VRN 5/22/30	1,220,000	1,354,315
4.250% 8/18/25	330,000	360,035
4.300% 3/08/26	500,000	564,402
3 mo. USD LIBOR + 1.535% 4.583% VRN 6/19/29	730,000	843,384
4.950% 3/31/30	200,000	240,313
5 year USD ICE Swap + 3.453% 6.250% VRN (e)	270,000	267,975
6.500% 9/15/37	300,000	408,642
5 year USD ICE Swap + 3.606% 6.500% VRN (e)	480,000	492,600
Intesa Sanpaolo SpA
3.125% 7/14/22 (c)	300,000	305,577
3.375% 1/12/23 (c)	550,000	565,614
5.017% 6/26/24 (c)	900,000	922,196
5.710% 1/15/26 (c)	200,000	210,751
JP Morgan Chase & Co.
SOFR + 1.455% 1.514% VRN 6/01/24	900,000	915,021
SOFR + 1.850% 2.083% VRN 4/22/26	540,000	560,854
SOFR + 2.040% 2.522% VRN 4/22/31	300,000	316,832
SOFR + 2.440% 3.109% VRN 4/22/51	80,000	86,139
3 mo. USD LIBOR + .945% 3.509% VRN 1/23/29	780,000	871,276
3.625% 5/13/24	80,000	88,347
3.875% 9/10/24	300,000	332,632
3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	940,000	1,035,780
3 mo. USD LIBOR + 1.260% 4.203% VRN 7/23/29	310,000	363,464
4.250% 10/01/27	70,000	81,518
4.350% 8/15/21	40,000	41,744
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	1,190,000	1,425,151
4.950% 6/01/45	290,000	390,141
Lloyds Banking Group PLC
3.900% 3/12/24	580,000	634,822
4.375% 3/22/28	200,000	232,067
4.550% 8/16/28	370,000	433,602
Mitsubishi UFJ Financial Group, Inc.
2.998% 2/22/22	160,000	165,782
Morgan Stanley
SOFR + 1.990% 2.188% VRN 4/28/26	870,000	905,852
SOFR + 1.143% 2.699% VRN 1/22/31	580,000	614,386
SOFR + 3.120% 3.622% VRN 4/01/31	990,000	1,130,950
3 mo. USD LIBOR + 1.140% 3.772% VRN 1/24/29	820,000	933,568
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	10,000	11,914
5.500% 7/24/20	200,000	200,612
SOFR + 4.840% 5.597% VRN 3/24/51	90,000	136,924
National Securities Clearing Corp.
1.200% 4/23/23 (c)	250,000	253,617
1.500% 4/23/25 (c)	250,000	255,691
Nordea Bank AB
4.875% 5/13/21 (c)	390,000	403,140
Royal Bank of Canada
1.150% 6/10/25	310,000	310,532
1.600% 4/17/23	500,000	512,922

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.150% 10/26/20	$240,000	$241,390
3.200% 4/30/21	270,000	276,472
Royal Bank of Scotland Group PLC
3 mo. USD LIBOR + 1.762% 4.269% VRN 3/22/25	430,000	467,712
3 mo. USD LIBOR + 1.550% 4.519% VRN 6/25/24	200,000	217,184
5.125% 5/28/24	400,000	437,555
6.000% 12/19/23	240,000	268,835
6.100% 6/10/23	790,000	874,577
6.125% 12/15/22	110,000	120,068
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	54,069
Sumitomo Mitsui Financial Group, Inc.
2.058% 7/14/21	230,000	233,871
Svenska Handelsbanken AB
3.350% 5/24/21	250,000	256,348
Swedbank AB
1.300% 6/02/23 (c)	390,000	394,676
The Toronto-Dominion Bank
0.750% 6/12/23	610,000	613,505
1.150% 6/12/25	300,000	303,596
3.250% 6/11/21	330,000	339,018
UBS AG
1.750% 4/21/22 (c)	550,000	560,516
UBS Group AG
3 mo. USD LIBOR + .954% 2.859% VRN 8/15/23 (c)	200,000	207,152
3.491% 5/23/23 (c)	500,000	522,969
4.125% 9/24/25 (c)	210,000	238,025
4.253% 3/23/28 (c)	800,000	907,873
5 year USD Swap + 4.344% 7.000% VRN (c) (e)	1,050,000	1,090,687
UniCredit SpA
6.572% 1/14/22 (c)	640,000	676,202
US Bancorp
1.450% 5/12/25	680,000	700,391
US Bank NA/Cincinnati OH
3.150% 4/26/21	270,000	275,593
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%
5.570% VRN 7/31/20	630,000	625,464
Wells Fargo & Co.
SOFR + 1.600% 1.654% VRN 6/02/24	720,000	731,384
SOFR + 2.000% 2.188% VRN 4/30/26	570,000	589,361
SOFR + 2.100% 2.393% VRN 6/02/28	360,000	371,957
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	150,000	160,469
3.000% 10/23/26	350,000	381,419
3.450% 2/13/23	120,000	127,379
3.750% 1/24/24	270,000	295,015
4.150% 1/24/29	630,000	741,454
4.300% 7/22/27	530,000	608,429
4.400% 6/14/46	180,000	214,631
3 mo. USD LIBOR + 3.770% 4.478% VRN 4/04/31	210,000	253,853
4.480% 1/16/24	991,000	1,099,594
4.600% 4/01/21	40,000	41,238
4.650% 11/04/44	400,000	494,625
4.750% 12/07/46	590,000	756,154
4.900% 11/17/45	880,000	1,128,100
3 mo. USD LIBOR + 4.240% 5.013% VRN 4/04/51	2,710,000	3,761,432
5.375% 11/02/43	110,000	149,052
3 mo. USD LIBOR + 3.990% 5.875% VRN 6/15/25	50,000	51,969
Westpac Banking Corp.
2.600% 11/23/20	280,000	282,372
		90,033,096
Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	790,000	887,001
4.900% 2/01/46	600,000	734,211
Anheuser-Busch InBev Finance, Inc.
3.300% 2/01/23	189,000	200,184
Anheuser-Busch InBev Worldwide, Inc.
2.500% 7/15/22	64,000	66,472
3.500% 6/01/30	160,000	179,909
4.000% 4/13/28	90,000	103,870
4.150% 1/23/25	110,000	124,823
4.350% 6/01/40	200,000	227,829
4.500% 6/01/50	360,000	426,787
4.750% 1/23/29	930,000	1,123,713
5.550% 1/23/49	470,000	626,599
The Coca-Cola Co.
1.450% 6/01/27	250,000	257,225
2.500% 6/01/40	10,000	10,340
2.600% 6/01/50	140,000	141,280
2.950% 3/25/25	170,000	187,089
3.375% 3/25/27	320,000	366,974
4.125% 3/25/40	50,000	63,484
4.200% 3/25/50	630,000	822,704
Diageo Capital PLC
4.828% 7/15/20	200,000	200,320
Diageo Investment Corp.
2.875% 5/11/22	150,000	156,518
Molson Coors Beverage Co.
3.000% 7/15/26	80,000	83,229
3.500% 5/01/22	30,000	31,303
4.200% 7/15/46	80,000	77,850
PepsiCo, Inc.
0.750% 5/01/23	360,000	363,275
1.625% 5/01/30	290,000	295,322
2.250% 3/19/25	30,000	32,062
2.625% 3/19/27	40,000	43,727
2.875% 10/15/49	100,000	108,273
3.625% 3/19/50	50,000	60,180
3.875% 3/19/60	80,000	101,435
4.000% 3/05/42	50,000	62,475
Pernod Ricard SA
4.450% 1/15/22 (c)	250,000	263,981
		8,430,444
Biotechnology — 0.1%
Amgen, Inc.
3.625% 5/22/24	30,000	32,899
4.663% 6/15/51	34,000	45,327
Gilead Sciences, Inc.
2.550% 9/01/20	80,000	80,289
3.700% 4/01/24	210,000	232,312
4.500% 2/01/45	10,000	13,003

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 3/01/46	$200,000	$270,299
		674,129
Building Materials — 0.2%
Carrier Global Corp.
1.923% 2/15/23 (c)	100,000	101,936
2.242% 2/15/25 (c)	260,000	265,829
2.493% 2/15/27 (c)	50,000	50,935
2.700% 2/15/31 (c)	130,000	129,619
2.722% 2/15/30 (c)	450,000	451,954
3.377% 4/05/40 (c)	150,000	146,460
3.577% 4/05/50 (c)	160,000	157,490
		1,304,223
Chemicals — 0.2%
Equate Petrochemical BV
4.250% 11/03/26 (c)	430,000	453,362
OCP SA
4.500% 10/22/25 (c)	330,000	343,394
Syngenta Finance NV
3.933% 4/23/21 (c)	400,000	403,894
		1,200,650
Commercial Services — 0.3%
Cintas Corp. No 2
2.900% 4/01/22	160,000	166,161
3.700% 4/01/27	260,000	295,289
DP World PLC
5.625% 9/25/48 (c)	560,000	610,400
PayPal Holdings, Inc.
1.350% 6/01/23	260,000	265,073
1.650% 6/01/25	270,000	279,112
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750% 4/15/26 (c)	210,000	217,770
United Rentals North America, Inc.
3.875% 11/15/27	60,000	59,850
4.875% 1/15/28	150,000	153,750
5.500% 7/15/25	70,000	71,838
5.875% 9/15/26	90,000	94,320
6.500% 12/15/26	40,000	42,000
		2,255,563
Computers — 0.5%
Apple, Inc.
1.125% 5/11/25	730,000	745,398
1.550% 8/04/21	10,000	10,147
2.450% 8/04/26	800,000	869,197
Dell International LLC/EMC Corp.
4.420% 6/15/21 (c)	970,000	997,111
International Business Machines Corp.
3.000% 5/15/24	910,000	985,441
		3,607,294
Cosmetics & Personal Care — 0.1%
The Procter & Gamble Co.
2.450% 3/25/25	140,000	151,941
2.800% 3/25/27	50,000	55,603
3.000% 3/25/30	160,000	183,181
3.550% 3/25/40	200,000	240,458
3.600% 3/25/50	270,000	339,274
		970,457
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 5/15/21	160,000	161,002
5.000% 10/01/21	150,000	151,693
Air Lease Corp.
3.375% 7/01/25	200,000	200,342
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	380,000	386,366
ILFC E-Capital Trust II
3.270% VRN 12/21/65 (c) (f)	10,000	5,250
International Lease Finance Corp.
5.875% 8/15/22	70,000	73,650
8.625% 1/15/22	180,000	193,377
KKR Group Finance Co. II LLC
5.500% 2/01/43 (c)	20,000	24,603
Mastercard, Inc.
3.850% 3/26/50	50,000	62,199
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	10,000	9,123
5.250% 8/15/22 (c)	230,000	215,895
5.500% 2/15/24 (c)	50,000	45,742
USAA Capital Corp.
1.500% 5/01/23 (c)	150,000	153,897
Visa, Inc.
3.150% 12/14/25	720,000	802,043
4.300% 12/14/45	260,000	343,310
		2,828,492
Electric — 0.8%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	120,000	136,279
3.950% 4/01/50	80,000	96,298
Duke Energy Corp.
3.750% 4/15/24	100,000	109,492
Duke Energy Ohio, Inc.
3.650% 2/01/29	440,000	508,477
Exelon Corp.
5.625% 6/15/35	290,000	381,010
FirstEnergy Corp.
1.600% 1/15/26	120,000	121,058
3.900% 7/15/27	710,000	803,203
4.250% 3/15/23	310,000	335,194
4.850% 7/15/47	240,000	304,141
7.375% 11/15/31	1,460,000	2,132,276
Pacific Gas and Electric Co.
1.750% 6/16/22	450,000	450,720
2.100% 8/01/27	140,000	138,551
2.500% 2/01/31	180,000	176,100
3.300% 8/01/40	70,000	68,226

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 8/01/50	$110,000	$106,313
		5,867,338
Electronics — 0.0%
Honeywell International, Inc.
1.350% 6/01/25	210,000	215,071
Environmental Controls — 0.2%
GFL Environmental, Inc.
4.250% 6/01/25 (c)	160,000	161,400
Republic Services, Inc.
2.500% 8/15/24	230,000	244,654
Waste Management, Inc.
3.200% 6/15/26	140,000	143,451
3.450% 6/15/29	210,000	216,315
3.500% 5/15/24	90,000	98,031
4.000% 7/15/39	120,000	123,443
4.150% 7/15/49	200,000	250,777
4.600% 3/01/21	30,000	30,527
		1,268,598
Foods — 0.6%
Danone SA
2.077% 11/02/21 (c)	250,000	254,077
2.589% 11/02/23 (c)	310,000	326,136
2.947% 11/02/26 (c)	550,000	602,620
The Hershey Co.
0.900% 6/01/25	90,000	90,517
Kraft Heinz Foods Co.
3.000% 6/01/26	170,000	171,339
3.950% 7/15/25	88,000	93,371
4.250% 3/01/31 (c)	70,000	74,221
4.375% 6/01/46	130,000	127,802
4.625% 10/01/39 (c)	10,000	10,042
4.875% 10/01/49 (c)	180,000	183,297
5.000% 6/04/42	110,000	115,897
5.200% 7/15/45	230,000	249,428
5.500% 6/01/50 (c)	190,000	202,532
6.750% STEP 3/15/32	10,000	12,478
6.875% 1/26/39	30,000	37,087
7.125% 8/01/39 (c)	10,000	12,586
Lamb Weston Holdings, Inc.
4.875% 5/15/28 (c)	70,000	74,166
Mars, Inc.
2.700% 4/01/25 (c)	240,000	256,885
3.200% 4/01/30 (c)	140,000	159,404
Mondelez International, Inc.
1.500% 5/04/25	660,000	673,227
2.125% 4/13/23	100,000	103,573
WM Wrigley Jr. Co.
3.375% 10/21/20 (c)	10,000	10,067
		3,840,752
Health Care – Products — 0.2%
Abbott Laboratories
3.750% 11/30/26	239,000	278,070
4.750% 11/30/36	140,000	189,651
4.900% 11/30/46	360,000	516,839
Medtronic, Inc.
3.500% 3/15/25	194,000	218,920
4.625% 3/15/45	28,000	37,710
		1,241,190
Health Care – Services — 0.7%
Aetna, Inc.
2.800% 6/15/23	40,000	42,169
Anthem, Inc.
2.950% 12/01/22	330,000	347,774
3.125% 5/15/22	50,000	52,372
3.350% 12/01/24	120,000	131,760
3.650% 12/01/27	140,000	159,510
3.700% 8/15/21	70,000	71,859
CommonSpirit Health
4.350% 11/01/42	20,000	20,800
Fresenius Medical Care US Finance II, Inc.
4.125% 10/15/20 (c)	50,000	50,061
4.750% 10/15/24 (c)	70,000	75,781
5.875% 1/31/22 (c)	50,000	53,069
HCA, Inc.
3.500% 9/01/30	260,000	250,425
4.500% 2/15/27	40,000	44,599
4.750% 5/01/23	250,000	271,252
5.000% 3/15/24	50,000	55,575
5.250% 6/15/26	60,000	69,319
5.375% 2/01/25	140,000	149,975
5.375% 9/01/26	40,000	43,550
5.500% 6/15/47	130,000	158,313
5.625% 9/01/28	30,000	33,487
5.875% 2/01/29	290,000	328,161
Humana, Inc.
3.150% 12/01/22	40,000	41,919
3.950% 3/15/27	190,000	215,423
4.500% 4/01/25	50,000	56,927
4.625% 12/01/42	70,000	84,879
4.800% 3/15/47	10,000	13,035
4.950% 10/01/44	60,000	78,805
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	112,026
2.000% 5/15/30	100,000	104,693
2.375% 10/15/22	50,000	52,315
2.700% 7/15/20	250,000	250,217
2.875% 12/15/21	160,000	165,905
3.125% 5/15/60	90,000	96,344
3.500% 6/15/23	100,000	108,907
3.700% 8/15/49	120,000	141,968
3.750% 7/15/25	190,000	216,472
3.875% 12/15/28	110,000	131,675
3.875% 8/15/59	210,000	257,271
4.250% 6/15/48	270,000	345,129
4.450% 12/15/48	50,000	65,465
5.800% 3/15/36	70,000	98,969
		5,048,155

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	$120,000	$124,775
4.750% 11/29/27	190,000	206,150
5.000% 6/15/27	10,000	10,800
NVR, Inc.
3.950% 9/15/22	100,000	106,456
Toll Brothers Finance Corp.
4.375% 4/15/23	110,000	114,125
		562,306
Housewares — 0.0%
Newell Brands, Inc.
4.350% STEP 4/01/23	113,000	116,367
Insurance — 0.4%
Ambac Assurance Corp.
5.100% (c) (e)	4,362	5,845
Ambac LSNI LLC 3 mo. USD LIBOR + 5.000%
6.000% FRN 2/12/23 (c)	16,152	15,950
American International Group, Inc.
2.500% 6/30/25	180,000	190,547
6.250% 3/15/87	234,000	226,980
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	550,000	704,922
Brighthouse Financial, Inc.
4.700% 6/22/47	30,000	27,269
Chubb INA Holdings, Inc.
2.300% 11/03/20	70,000	70,338
3.350% 5/03/26	120,000	136,760
Guardian Life Global Funding
1.100% 6/23/25 (c)	120,000	120,437
MetLife Capital Trust IV
7.875% 12/15/67 (c)	200,000	253,440
MetLife, Inc.
6.400% 12/15/66	190,000	224,263
New York Life Global Funding
0.950% 6/24/25 (c)	220,000	220,535
Principal Life Global Funding II
1.250% 6/23/25 (c)	110,000	110,368
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (c)	200,000	256,967
6.850% 12/16/39 (c)	22,000	33,075
Voya Financial, Inc.
5.700% 7/15/43	160,000	207,861
		2,805,557
Internet — 0.5%
Amazon.com, Inc.
0.800% 6/03/25	370,000	373,237
1.200% 6/03/27	460,000	466,640
1.500% 6/03/30	430,000	435,204
2.500% 6/03/50	360,000	369,583
3.150% 8/22/27	470,000	537,906
3.875% 8/22/37	160,000	198,113
4.050% 8/22/47	210,000	273,186
4.250% 8/22/57	70,000	93,433
4.950% 12/05/44	180,000	256,855
Prosus NV
4.850% 7/06/27 (c)	430,000	481,067
		3,485,224
Iron & Steel — 0.2%
ArcelorMittal SA
3.600% 7/16/24	370,000	366,695
4.550% 3/11/26	220,000	222,953
6.125% 6/01/25	480,000	520,914
7.250% STEP 10/15/39	60,000	71,700
Vale Overseas Ltd.
6.875% 11/21/36	174,000	227,331
		1,409,593
Leisure Time — 0.0%
VOC Escrow Ltd.
5.000% 2/15/28 (c)	210,000	155,925
Lodging — 0.3%
Hilton Domestic Operating Co., Inc.
5.375% 5/01/25 (c)	310,000	310,000
5.750% 5/01/28 (c)	100,000	101,000
Las Vegas Sands Corp.
2.900% 6/25/25	50,000	48,565
3.200% 8/08/24	630,000	627,826
Sands China Ltd.
3.800% 1/08/26 (c)	280,000	287,476
4.600% 8/08/23	200,000	210,560
5.125% 8/08/25	750,000	812,482
		2,397,909
Machinery – Diversified — 0.2%
Deere & Co.
3.100% 4/15/30	60,000	68,031
3.750% 4/15/50	260,000	319,852
Otis Worldwide Corp.
2.056% 4/05/25 (c)	140,000	146,873
2.293% 4/05/27 (c)	150,000	156,643
2.565% 2/15/30 (c)	450,000	472,798
		1,164,197
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (c)	30,000	30,600
4.500% 5/01/32 (c)	680,000	688,500
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200% 3/15/28	720,000	807,611
4.800% 3/01/50	100,000	110,682
4.908% 7/23/25	630,000	722,032
5.050% 3/30/29	510,000	602,008
5.375% 4/01/38	480,000	578,077
5.750% 4/01/48	470,000	585,079
6.484% 10/23/45	160,000	211,559
6.834% 10/23/55	60,000	80,845
Comcast Corp.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.100% 4/01/25	$20,000	$22,038
3.150% 3/01/26	280,000	312,826
3.250% 11/01/39	30,000	33,279
3.300% 4/01/27	120,000	134,576
3.375% 8/15/25	170,000	189,286
3.400% 4/01/30	180,000	205,561
3.400% 7/15/46	30,000	33,328
3.450% 2/01/50	250,000	286,789
3.750% 4/01/40	40,000	46,836
3.950% 10/15/25	230,000	263,568
3.999% 11/01/49	55,000	66,420
4.000% 3/01/48	50,000	60,799
4.150% 10/15/28	1,460,000	1,750,215
4.200% 8/15/34	160,000	194,712
4.250% 10/15/30	430,000	526,923
4.250% 1/15/33	20,000	24,537
4.700% 10/15/48	80,000	107,594
6.500% 11/15/35	200,000	304,206
DISH DBS Corp.
5.875% 11/15/24	390,000	388,050
7.750% 7/01/26	50,000	53,000
Fox Corp.
5.476% 1/25/39	90,000	120,333
5.576% 1/25/49	230,000	320,038
Time Warner Cable, Inc.
4.125% 2/15/21	140,000	141,605
6.550% 5/01/37	10,000	13,155
6.750% 6/15/39	120,000	159,457
7.300% 7/01/38	210,000	289,053
Time Warner Entertainment Co. LP
8.375% 7/15/33	20,000	30,119
ViacomCBS, Inc.
3.875% 4/01/24	30,000	32,281
The Walt Disney Co.
6.200% 12/15/34	20,000	28,900
6.650% 11/15/37	120,000	179,791
		10,736,268
Mining — 1.0%
Anglo American Capital PLC
3.625% 9/11/24 (c)	560,000	587,598
3.750% 4/10/22 (c)	200,000	205,721
4.750% 4/10/27 (c)	470,000	523,117
Barrick Gold Corp.
5.250% 4/01/42	80,000	105,423
Barrick North America Finance LLC
5.700% 5/30/41	180,000	241,966
5.750% 5/01/43	210,000	296,669
BHP Billiton Finance USA Ltd.
2.875% 2/24/22	20,000	20,708
5.000% 9/30/43	300,000	414,877
5 year USD Swap + 5.093% 6.750% VRN 10/19/75 (c)	500,000	577,350
Freeport-McMoRan, Inc.
3.550% 3/01/22	99,000	99,000
3.875% 3/15/23	10,000	10,000
4.550% 11/14/24	10,000	10,162
5.400% 11/14/34	30,000	29,653
5.450% 3/15/43	406,000	397,880
Glencore Funding LLC
3.875% 10/27/27 (c)	140,000	148,809
4.000% 3/27/27 (c)	1,440,000	1,543,366
4.125% 5/30/23 (c)	130,000	138,974
4.125% 3/12/24 (c)	460,000	493,006
Southern Copper Corp.
5.250% 11/08/42	870,000	1,030,153
Teck Resources Ltd.
6.000% 8/15/40	20,000	21,179
		6,895,611
Miscellaneous - Manufacturing — 0.7%
3M Co.
2.375% 8/26/29	250,000	270,188
3.050% 4/15/30	60,000	67,927
3.700% 4/15/50	420,000	500,284
Eaton Corp.
2.750% 11/02/22	570,000	599,537
4.150% 11/02/42	110,000	130,030
General Electric Co.
3.450% 5/01/27	60,000	61,411
3.625% 5/01/30	130,000	130,147
6.750% 3/15/32	210,000	255,476
6.150% 8/07/37	330,000	384,608
5.875% 1/14/38	286,000	322,805
6.875% 1/10/39	1,406,000	1,727,239
4.250% 5/01/40	140,000	139,311
4.350% 5/01/50	180,000	178,021
		4,766,984
Oil & Gas — 4.0%
Apache Corp.
4.250% 1/15/44	570,000	433,386
4.375% 10/15/28	1,060,000	936,044
4.750% 4/15/43	170,000	136,865
5.100% 9/01/40	460,000	377,914
6.000% 1/15/37	17,000	15,279
BP Capital Markets America, Inc.
2.937% 4/06/23	30,000	31,724
3.000% 2/24/50	740,000	727,171
3.119% 5/04/26	290,000	316,966
3.410% 2/11/26	270,000	298,614
3.588% 4/14/27	330,000	364,660
3.633% 4/06/30	200,000	226,943
3.790% 2/06/24	70,000	76,444
BP Capital Markets PLC
3.506% 3/17/25	550,000	608,071
3.535% 11/04/24	110,000	121,167
3.561% 11/01/21	20,000	20,793
Chevron Corp.
1.554% 5/11/25	350,000	359,921
1.995% 5/11/27	110,000	115,182
3.078% 5/11/50	40,000	42,469
Cimarex Energy Co.
3.900% 5/15/27	730,000	738,589
4.375% 3/15/29	360,000	370,012

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CNOOC Finance USA LLC
3.500% 5/05/25	$1,040,000	$1,133,033
Concho Resources, Inc.
3.750% 10/01/27	140,000	149,143
4.300% 8/15/28	1,060,000	1,163,397
ConocoPhillips Co.
6.950% 4/15/29	125,000	174,207
Continental Resources, Inc.
3.800% 6/01/24	210,000	196,354
4.375% 1/15/28	240,000	211,253
4.500% 4/15/23	630,000	603,036
Devon Energy Corp.
4.750% 5/15/42	10,000	8,769
5.000% 6/15/45	960,000	853,655
5.600% 7/15/41	460,000	449,069
5.850% 12/15/25	220,000	242,870
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	10,054
3.500% 12/01/29	170,000	164,657
5.375% 5/31/25	180,000	185,287
Ecopetrol SA
5.875% 5/28/45	1,300,000	1,366,300
EOG Resources, Inc.
3.900% 4/01/35	340,000	396,569
4.150% 1/15/26	140,000	161,139
4.375% 4/15/30	100,000	119,304
4.950% 4/15/50	60,000	76,534
Exxon Mobil Corp.
1.571% 4/15/23	50,000	51,316
2.992% 3/19/25	810,000	879,486
3.043% 3/01/26	210,000	230,782
3.482% 3/19/30	310,000	352,799
4.114% 3/01/46	520,000	625,642
4.327% 3/19/50	40,000	49,890
KazMunayGas National Co. JSC
5.375% 4/24/30 (c)	200,000	226,250
Noble Energy, Inc.
3.850% 1/15/28	590,000	570,030
4.950% 8/15/47	70,000	62,471
5.250% 11/15/43	120,000	111,768
Occidental Petroleum Corp.
2.600% 8/13/21	540,000	527,737
2.700% 8/15/22	330,000	307,213
2.900% 8/15/24	530,000	452,874
3.000% 2/15/27	110,000	85,272
3.125% 2/15/22	180,000	172,386
3.200% 8/15/26	300,000	243,750
3.400% 4/15/26	170,000	138,125
3.500% 8/15/29	60,000	43,896
4.100% 2/15/47	580,000	390,775
4.200% 3/15/48	120,000	81,264
4.400% 4/15/46	50,000	34,876
4.625% 6/15/45	80,000	56,000
4.850% 3/15/21	311,000	308,667
5.550% 3/15/26	280,000	255,559
6.450% 9/15/36	240,000	202,800
6.600% 3/15/46	630,000	548,396
6.950% 7/01/24	220,000	215,738
7.875% 9/15/31	160,000	151,501
Petrobras Global Finance BV
5.299% 1/27/25	1,891,000	1,964,768
5.999% 1/27/28	900,000	943,200
6.125% 1/17/22	89,000	93,228
6.250% 3/17/24	332,000	355,240
7.375% 1/17/27	260,000	289,583
Petroleos Mexicanos
6.375% 1/23/45	220,000	164,109
6.625% 6/15/35	763,000	620,853
6.875% 8/04/26	160,000	151,000
Range Resources Corp.
4.875% 5/15/25	60,000	45,300
5.000% 3/15/23	270,000	232,200
5.875% 7/01/22	4,000	3,680
Shell International Finance BV
2.750% 4/06/30	270,000	292,731
2.875% 5/10/26	380,000	416,835
3.250% 4/06/50	390,000	414,681
4.000% 5/10/46	310,000	362,425
4.375% 5/11/45	190,000	233,763
4.550% 8/12/43	100,000	124,499
Sinopec Group Overseas Development 2014 Ltd.
4.375% 4/10/24 (c)	330,000	363,713
WPX Energy, Inc.
4.500% 1/15/30	40,000	35,200
5.250% 10/15/27	50,000	46,709
8.250% 8/01/23	30,000	33,300
		28,547,124
Oil & Gas Services — 0.1%
Halliburton Co.
3.800% 11/15/25	15,000	16,202
4.850% 11/15/35	30,000	31,561
5.000% 11/15/45	500,000	513,261
Schlumberger Holdings Corp.
3.900% 5/17/28 (c)	51,000	55,040
		616,064
Packaging & Containers — 0.0%
WestRock RKT LLC
4.000% 3/01/23	30,000	31,999
Pharmaceuticals — 3.3%
AbbVie, Inc.
2.300% 11/21/22 (c)	1,310,000	1,355,037
2.600% 11/21/24 (c)	1,120,000	1,189,005
2.900% 11/06/22	80,000	83,927
2.950% 11/21/26 (c)	260,000	282,789
3.200% 11/21/29 (c)	850,000	935,333
3.450% 3/15/22 (c)	30,000	31,202
3.600% 5/14/25	130,000	143,750
3.750% 11/14/23	70,000	76,085
3.800% 3/15/25 (c)	180,000	199,713
4.250% 11/21/49 (c)	50,000	60,608
4.550% 3/15/35 (c)	90,000	109,143
Bausch Health Cos., Inc.

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 11/01/25 (c)	$10,000	$10,250
6.250% 2/15/29 (c)	270,000	271,350
7.250% 5/30/29 (c)	170,000	178,500
Becton Dickinson and Co.
3.363% 6/06/24	750,000	809,455
3.734% 12/15/24	65,000	71,704
4.685% 12/15/44	40,000	49,257
Bristol-Myers Squibb Co.
2.250% 8/15/21 (c)	240,000	244,500
2.600% 5/16/22 (c)	350,000	363,892
2.900% 7/26/24 (c)	950,000	1,027,655
3.200% 6/15/26 (c)	520,000	583,530
3.400% 7/26/29 (c)	250,000	291,251
3.550% 8/15/22 (c)	40,000	42,473
3.625% 5/15/24 (c)	40,000	44,051
3.875% 8/15/25 (c)	80,000	91,007
5.000% 8/15/45 (c)	640,000	893,382
5.250% 8/15/43 (c)	70,000	103,006
Cigna Corp.
3.400% 9/17/21	210,000	216,975
3.750% 7/15/23	499,000	541,657
4.125% 11/15/25	160,000	183,924
4.375% 10/15/28	1,230,000	1,455,691
CVS Health Corp.
2.750% 12/01/22	120,000	125,211
3.350% 3/09/21	101,000	103,004
3.625% 4/01/27	90,000	101,069
3.700% 3/09/23	740,000	794,711
3.750% 4/01/30	250,000	288,027
3.875% 7/20/25	124,000	139,357
4.100% 3/25/25	310,000	350,592
4.125% 4/01/40	120,000	141,651
4.250% 4/01/50	30,000	35,848
4.300% 3/25/28	2,640,000	3,087,661
5.050% 3/25/48	710,000	930,024
5.125% 7/20/45	350,000	450,975
CVS Pass-Through Trust
5.298% 1/11/27 (c)	6,809	7,318
5.880% 1/10/28	79,258	89,370
6.036% 12/10/28	70,372	79,536
6.943% 1/10/30	62,004	70,995
GlaxoSmithKline Capital PLC
2.850% 5/08/22	20,000	20,863
Johnson & Johnson
3.625% 3/03/37	690,000	823,360
Merck & Co., Inc.
0.750% 2/24/26	340,000	339,310
1.450% 6/24/30	200,000	199,771
Pfizer, Inc.
0.800% 5/28/25	450,000	449,815
1.700% 5/28/30	280,000	284,629
2.625% 4/01/30	290,000	319,470
Teva Pharmaceutical Finance Co. BV
2.950% 12/18/22	110,000	106,150
3.650% 11/10/21	80,000	79,456
Teva Pharmaceutical Finance IV BV
3.650% 11/10/21	170,000	169,821
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	590,000	577,988
2.800% 7/21/23	420,000	396,769
3.150% 10/01/26	370,000	330,366
6.000% 4/15/24	350,000	359,625
7.125% 1/31/25 (c)	390,000	415,151
		23,607,995
Pipelines — 1.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125% 11/15/22 (c)	120,000	119,400
Cameron LNG LLC
2.902% 7/15/31 (c)	110,000	117,772
3.302% 1/15/35 (c)	600,000	661,521
DCP Midstream Operating LP
6.450% 11/03/36 (c)	70,000	63,000
El Paso Natural Gas Co. LLC
8.375% 6/15/32	289,000	386,263
Energy Transfer LP/Regency Energy Finance Corp.
4.500% 11/01/23	30,000	32,207
5.875% 3/01/22	100,000	105,517
Energy Transfer Operating LP
2.900% 5/15/25	360,000	367,788
3.750% 5/15/30	870,000	864,130
4.950% 6/15/28	50,000	53,695
5.250% 4/15/29	180,000	197,235
6.250% 4/15/49	80,000	84,809
5 year CMT + 5.134% 6.750% VRN (e)	120,000	100,709
Enterprise Products Operating LLC
3.700% 1/31/51	10,000	10,474
4.150% 10/16/28	2,600,000	2,963,606
5.700% 2/15/42	40,000	48,987
Kinder Morgan Energy Partners LP
3.500% 3/01/21	110,000	111,370
3.500% 9/01/23	120,000	128,068
5.500% 3/01/44	30,000	35,494
Kinder Morgan, Inc.
4.300% 6/01/25	230,000	258,047
4.300% 3/01/28	140,000	158,664
5.200% 3/01/48	20,000	24,090
5.550% 6/01/45	100,000	122,070
MPLX LP
4.500% 4/15/38	420,000	420,079
4.700% 4/15/48	620,000	624,897
4.800% 2/15/29	320,000	355,991
4.875% 12/01/24	150,000	166,600
5.500% 2/15/49	250,000	277,057
Southern Natural Gas Co. LLC
8.000% 3/01/32	248,000	359,644
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	20,000	19,155
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.500% 3/01/30 (c)	150,000	144,843
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (c)	780,000	799,378
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	60,000	78,099
Western Midstream Operating LP
3 mo. USD LIBOR + .850% 2.161% FRN 1/13/23	90,000	82,598

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.100% STEP 2/01/25	$240,000	$227,400
4.050% STEP 2/01/30	1,080,000	1,039,597
5.250% STEP 2/01/50	230,000	199,019
5.500% 8/15/48	20,000	16,200
The Williams Cos., Inc.
3.750% 6/15/27	710,000	760,136
7.500% 1/15/31	330,000	422,587
7.750% 6/15/31	580,000	749,389
		13,757,585
Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	10,874
5.375% 4/15/26	40,000	43,704
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (c)	220,000	226,958
4.750% 9/17/44 (c)	250,000	244,721
		526,257
Retail — 0.9%
Costco Wholesale Corp.
1.375% 6/20/27	430,000	439,115
1.600% 4/20/30	310,000	313,046
Dollar General Corp.
3.250% 4/15/23	30,000	32,032
The Home Depot, Inc.
2.500% 4/15/27	180,000	197,207
2.700% 4/15/30	200,000	219,619
3.300% 4/15/40	230,000	258,195
3.350% 4/15/50	640,000	731,224
3.900% 12/06/28	30,000	35,883
3.900% 6/15/47	40,000	48,626
Lowe's Cos., Inc.
4.500% 4/15/30	130,000	159,483
5.000% 4/15/40	100,000	130,386
5.125% 4/15/50	420,000	573,199
McDonald's Corp.
1.450% 9/01/25	50,000	51,260
3.300% 7/01/25	210,000	233,297
3.500% 3/01/27	240,000	271,583
3.500% 7/01/27	60,000	68,129
3.600% 7/01/30	190,000	218,583
3.625% 9/01/49	40,000	43,889
3.700% 1/30/26	410,000	464,811
3.800% 4/01/28	110,000	128,521
4.200% 4/01/50	340,000	412,226
Target Corp.
2.250% 4/15/25	290,000	310,158
The TJX Cos., Inc.
3.500% 4/15/25	210,000	233,762
3.750% 4/15/27	60,000	68,526
Walmart, Inc.
3.400% 6/26/23	120,000	130,724
3.550% 6/26/25	90,000	102,057
3.700% 6/26/28	560,000	663,127
		6,538,668
Semiconductors — 0.9%
Broadcom, Inc.
2.250% 11/15/23 (c)	470,000	485,610
3.150% 11/15/25 (c)	560,000	596,020
4.700% 4/15/25 (c)	710,000	800,010
Intel Corp.
3.700% 7/29/25	70,000	79,532
4.600% 3/25/40	130,000	171,596
4.750% 3/25/50	910,000	1,282,881
4.950% 3/25/60	330,000	484,740
Micron Technology, Inc.
2.497% 4/24/23	290,000	301,386
NVIDIA Corp.
2.850% 4/01/30	150,000	166,873
3.500% 4/01/40	410,000	478,217
3.500% 4/01/50	890,000	1,016,874
3.700% 4/01/60	280,000	332,456
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25 (c)	200,000	209,657
Texas Instruments, Inc.
1.750% 5/04/30	180,000	182,665
		6,588,517
Software — 0.7%
Microsoft Corp.
1.550% 8/08/21	360,000	364,928
2.400% 2/06/22	540,000	557,231
2.400% 8/08/26	1,620,000	1,768,155
2.525% 6/01/50	463,000	482,912
2.675% 6/01/60	17,000	17,686
2.700% 2/12/25	100,000	109,015
2.875% 2/06/24	380,000	409,347
3.300% 2/06/27	290,000	331,832
3.950% 8/08/56	83,000	106,678
4.100% 2/06/37	107,000	137,969
salesforce.com, Inc.
3.250% 4/11/23	270,000	290,170
3.700% 4/11/28	90,000	105,062
		4,680,985
Telecommunications — 1.5%
AT&T, Inc.
2.300% 6/01/27	540,000	559,046
3.000% 2/15/22	60,000	62,471
3.400% 5/15/25	580,000	637,396
4.250% 3/01/27	260,000	296,177
4.350% 6/15/45	390,000	438,882
6.250% 3/29/41	20,000	27,423
Sprint Capital Corp.
8.750% 3/15/32	130,000	186,063
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (c)	62,500	63,261
4.738% 9/20/29 (c)	220,000	238,748
T-Mobile USA, Inc.
3.500% 4/15/25 (c)	1,280,000	1,393,139
3.750% 4/15/27 (c)	50,000	55,409

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 4/15/30 (c)	$700,000	$779,072
6.000% 3/01/23	10,000	10,040
6.000% 4/15/24	10,000	10,217
Telefonica Emisiones SA
5.213% 3/08/47	150,000	186,829
Verizon Communications, Inc.
2.625% 8/15/26	300,000	326,415
3.000% 3/22/27	90,000	99,841
3.150% 3/22/30	230,000	257,996
3.376% 2/15/25	300,000	333,793
3.500% 11/01/24	160,000	177,096
3.850% 11/01/42	40,000	48,775
3.875% 2/08/29	130,000	153,647
4.000% 3/22/50	120,000	153,487
4.125% 3/16/27	130,000	153,338
4.125% 8/15/46	180,000	224,967
4.329% 9/21/28	820,000	986,888
4.400% 11/01/34	270,000	336,182
4.500% 8/10/33	670,000	834,586
4.522% 9/15/48	240,000	317,474
4.862% 8/21/46	250,000	339,489
5.250% 3/16/37	170,000	227,589
5.500% 3/16/47	30,000	44,434
Vodafone Group PLC
4.375% 5/30/28	580,000	689,797
		10,649,967
Transportation — 0.3%
Union Pacific Corp.
2.150% 2/05/27	50,000	52,960
3.750% 7/15/25	190,000	214,986
3.750% 2/05/70	250,000	278,477
3.839% 3/20/60	600,000	693,378
3.950% 9/10/28	620,000	736,126
		1,975,927
Trucking & Leasing — 0.0%
DAE Funding LLC
5.750% 11/15/23 (c)	60,000	57,150

TOTAL CORPORATE DEBT (Cost $263,740,039)		286,272,209

Municipal Obligations — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bond
3.229% 5/15/50	280,000	319,015
Northeast Ohio Regional Sewer District, Revenue Bond
5.000% 11/15/43	50,000	56,601
State of California
General Obligation, 5.000% 4/01/42	70,000	74,749
General Obligation, 5.000% 11/01/43	50,000	55,990
		506,355

TOTAL MUNICIPAL OBLIGATIONS (Cost $453,256)		506,355

Non-U.S. Government Agency Obligations — 10.2%
Auto Floor Plan ABS — 0.2%
Ford Credit Floorplan Master, Series 2018-4, Class A
4.060% 11/15/30	1,100,000	1,181,700
Automobile ABS — 0.1%
Hertz Vehicle Financing II LP, Series 2019-3A, Class A
2.670% 12/26/25 (c)	603,618	597,889
Commercial MBS — 3.2%
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA,
6.016% VRN 8/10/45 (c) (f)	708,576	307,239
BANK, Series 2017-BNK4, Class XA,
1.573% VRN 5/15/50 (f)	3,660,083	248,056
BBCCRE Trust, Series 2015-GTP, Class E,
4.715% VRN 8/10/33 (c) (f)	1,020,000	864,438
BX Trust
Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 2.235% FRN 11/15/35 (c)	357,000	345,339
Series 2018-IND, Class H, 1 mo. USD LIBOR + 3.000% 3.185% FRN 11/15/35 (c)	1,533,000	1,444,863
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631% 2/10/50	400,000	445,630
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1 mo. USD LIBOR + .930%
1.115% FRN 11/15/36 (c)	460,000	444,691
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS
3.571% 2/10/48	390,000	410,499
Credit Suisse Commercial Mortgage Trust, Series 2019-RIO Class A
0.000% 12/15/22	2,500,000	2,324,358
Credit Suisse Mortgage Trust
Series 2017-LSTK, Class A, 2.761% 4/05/33 (c)	430,000	428,999
Series 2014-USA, Class A2, 3.953% 9/15/37 (c)	190,000	183,190
Series 2014-USA, Class E, 4.373% 9/15/37 (c)	140,000	106,715
Series 2014-USA, Class F, 4.373% 9/15/37 (c)	2,440,000	1,774,463
Series 2006-C5, Class AJ, 5.373% 12/15/39	92,328	36,931
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.350% 5.535% FRN 7/15/32 (c)	1,700,000	1,023,972
FREMF Mortgage Trust
Series 2012-K20, Class X2A, 0.200% 5/25/45 (c)	3,091,681	8,816
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 2.333% FRN 1/25/26 (c)	1,247,453	1,217,841
GS Mortgage Securities Trust
Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.300% 1.485% FRN 9/15/31 (c)	1,350,000	1,230,631
Series 2015-GC30, Class AS, 3.777% VRN 5/10/50 (f)	280,000	300,259
Series 2006-GG8, Class AJ, 5.622% 11/10/39	85,275	46,901
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.903% VRN 4/15/47 (f)	1,309,930	23,088
Series 2014-C21, Class AS, 3.997% 8/15/47	250,000	264,863
Series 2015-C31, Class B, 4.773% VRN 8/15/48 (f)	160,000	169,006
Series 2013-C17, Class B, 5.053% VRN 1/15/47 (f)	30,000	31,756
JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 1 mo. USD LIBOR + 1.150%
1.335% FRN 7/15/34 (c)	871,158	834,273
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA,
1.039% VRN 10/15/50 (f)	7,865,231	367,890

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ,
6.155% VRN 9/12/49 (f)	$38,578	$14,660
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4
3.306% 4/15/48	420,000	451,916
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A, 1 mo. USD LIBOR + 1.400% 1.585% FRN 5/15/36 (c)	1,360,000	1,273,431
Series 2006-IQ12, Class AJ, 5.399% 12/15/43	17,141	11,484
Series 2007-IQ13, Class AJ, 5.438% 3/15/44	2,946	2,916
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME, Class A, 3.047% 8/15/36 (c)	1,270,000	1,309,957
Series 2019-10K, Class E, 4.272% VRN 5/15/39 (c) (f)	1,710,000	1,625,926
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.126% 7/05/36 (c)	320,000	294,585
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 mo. USD LIBOR + .750%
0.925% FRN 11/11/34 (c)	267,326	253,280
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.460% 6/15/50	170,000	189,381
Series 2017-C2, Class A4, 3.487% 8/15/50	570,000	636,424
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A,
4.104% VRN 9/14/22 (c) (f)	151,392	155,356
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.767% VRN 8/15/52 (f)	5,899,212	611,974
Series 2015-NXSI, Class AS, 3.406% 5/15/48	190,000	201,606
Series 2013-LC12, Class B, 4.411% VRN 7/15/46 (f)	140,000	133,672
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class AS, 3.931% 11/15/47	190,000	201,594
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (f)	190,000	163,811
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (f)	190,000	152,423
		22,569,103
Home Equity ABS — 0.6%
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2007-HE1, Class A4, 1 mo. USD LIBOR + .140% 0.325% FRN 12/25/36	1,558,043	1,413,955
Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960% 1.145% FRN 11/25/33	1,249,236	1,097,898
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270%
0.455% FRN 3/25/36	408,529	240,971
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2,
5.825% STEP 2/26/36 (c)	1,398,406	1,413,251
		4,166,075
Manufactured Housing ABS — 0.1%
Conseco Finance Corp., Series 1996-4, Class M1,
7.750% VRN 6/15/27 (f)	1,050,939	999,762
Other ABS — 2.6%
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I
4.194% 6/07/49 (c)	1,230,000	1,070,274
Community Funding CLO Ltd., Series 2015-1A, Class A,
5.750% STEP 11/01/27 (c)	679,398	723,175
Dividend Solar Loans LLC, Series 2019-1, Class A
3.670% 8/22/39 (c)	1,215,551	1,225,341
Fanniemae Grantor Trust, Series 2017-T1, Class A
2.898% 6/25/27	99,722	107,758
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390%
0.575% FRN 11/25/35	1,968,195	1,760,853
Legacy Mortgage Asset Trust
Series 2019-GS5, Class A1, 3.200% STEP 5/25/59 (c)	1,616,380	1,591,457
Series 2019-GS1, Class A1, 4.000% STEP 1/25/59 (c)	1,241,318	1,205,871
Magnolia Finance XI DAC, Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900%
3.660% FRN 8/09/24 (c)	990,000	980,115
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A,
4.419% VRN 4/22/35 (c) (f)	783,543	774,158
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2,
5.717% STEP 4/25/35	1,556,440	1,144,141
RAMP Trust, Series 2006-NC3, Class M1, 1 mo. USD LIBOR + .340%
0.525% FRN 3/25/36	2,080,000	1,864,267
SBA Small Business Investment Cos.
Series 2019-25G, Class 1, 2.690% 7/01/44	265,865	285,239
Series 2019-20D, Class 1, 2.980% 4/01/39	276,540	287,677
Series 2019-10A, Class 1, 3.113% 3/10/29	496,621	532,594
Series 2018-10B, Class 1, 3.548% 9/10/28	369,032	399,226
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000%
1.185% FRN 9/25/34	1,245,403	1,175,274
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A1, 1 mo. USD LIBOR + .210%
0.395% FRN 2/25/37	3,485,843	3,217,225
		18,344,645
Student Loans ABS — 0.9%
Navient Student Loan Trust
Series 2017-2A, Class A, 1 mo. USD LIBOR + 1.050% 1.235% FRN 12/27/66 (c)	1,481,204	1,436,129
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.335% FRN 7/26/66 (c)	1,030,000	1,003,125
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.485% FRN 3/25/66 (c)	650,000	603,244
SLM Student Loan Trust
Series 2005-A, Class A4, 3 mo. USD LIBOR + .310% 0.623% FRN 12/15/38	1,210,000	1,145,417
Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200% 1.513% FRN 12/15/33 (c)	459,749	442,616
Series 2013-M1, Class M1, 3.500% 10/28/29 (c)	10,204	10,203
SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX
3.690% 6/15/48 (c)	1,720,000	1,791,028
		6,431,762
WL Collateral CMO — 2.5%
BCAP LLC Trust, Series 2011-RR5, Class 11A4, 1 mo. USD LIBOR + .150%
0.468% FRN 5/28/36 (c)	519,674	513,205
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%
7.466% FRN 11/25/35	812,042	291,102
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%
0.535% FRN 5/25/37	2,065,510	794,694
Credit Suisse Mortgage Trust

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 0.788% FRN 10/27/36 (c)	$880,000	$413,388
Series 2015-2R, Class 7A2, 3.482% VRN 8/27/36 (c) (f)	2,263,435	1,578,655
Series 2018-J1, Class A2, 3.500% VRN 2/25/48 (c) (f)	3,457,774	3,533,041
Flagstar Mortgage Trust, Series 2018-2, Class A4,
3.500% VRN 4/25/48 (c) (f)	710,917	723,774
GMACM Mortgage Loan Trust, Series 2005-AF2, Class A1
6.000% 12/25/35	2,226,926	2,076,098
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610%
0.778% FRN 11/26/37 (c)	1,220,000	939,280
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
3.870% VRN 10/25/35 (f)	66,789	50,384
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A,
4.138% VRN 2/25/36 (f)	35,377	18,518
JP Morgan Mortgage Trust
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (c) (f)	1,415,939	1,459,450
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (c) (f)	653,895	672,509
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (c) (f)	740,082	750,577
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 1 year MTA + .770%
2.461% FRN 4/26/47 (c)	300,000	275,979
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1,
4.000% VRN 5/25/57 (c) (f)	514,241	549,089
Prime Mortgage Trust
Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (c)	11,490	10,801
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (c)	692,270	581,347
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500%
1.668% FRN 12/26/37 (c)	2,121,084	1,727,539
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1,
3.802% VRN 8/25/36 (f)	227,812	182,565
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 1 year MTA + 2.150%
3.654% FRN 3/25/46	256,798	247,095
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 1 year MTA + 1.000%
2.504% FRN 2/25/46	839,308	723,091
		18,112,181
WL Collateral PAC — 0.0%
Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%
27.862% FRN 7/25/36	57,274	97,230

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $74,393,234)		72,500,347

Sovereign Debt Obligations — 8.7%
Abu Dhabi Government International Bond
2.500% 10/11/22 (c)	870,000	898,275
3.125% 9/30/49 (c)	1,530,000	1,593,112
Argentina Treasury Bond BONCER
1.000% 8/05/21 ARS (g)	6,865,560	107,089
Argentine Bonos del Tesoro
18.200% 10/03/21 ARS (g) (h)	12,970,000	142,022
Argentine Republic Government International Bond
3.750% 12/31/38 (i)	110,000	42,900
5.625% 1/26/22 (i)	770,000	317,240
6.875% 4/22/21 (i)	220,000	91,300
6.875% 1/11/48 (i)	1,450,000	561,165
7.125% 7/06/36 (i)	220,000	85,802
7.500% 4/22/26 (i)	610,000	245,220
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/21 BRL (g)	8,458,000	1,539,052
10.000% 1/01/23 BRL (g)	15,801,000	3,159,836
10.000% 1/01/27 BRL (g)	963,000	201,233
Brazilian Government International Bond
4.625% 1/13/28	420,000	439,114
5.000% 1/27/45	510,000	489,600
5.625% 1/07/41	2,350,000	2,438,125
Colombia Government International Bond
5.625% 2/26/44	520,000	624,000
Egypt Government International Bond
5.577% 2/21/23 (c)	370,000	377,863
Indonesia Government International Bond
3.500% 1/11/28	400,000	425,212
3.750% 4/25/22 (c)	1,030,000	1,068,502
4.350% 1/11/48	450,000	506,311
5.125% 1/15/45 (c)	1,360,000	1,664,735
5.125% 1/15/45 (c)	200,000	244,814
Italy Buoni Poliennali Del Tesoro
2.300% 10/15/21 EUR (c) (g)	7,950,000	9,206,064
Kenya Government International Bond
6.875% 6/24/24 (c)	200,000	202,878
Kuwait Government International Bond
3.500% 3/20/27 (c)	530,000	591,035
Mexican Bonos
7.750% 11/13/42 MXN (g)	34,785,600	1,653,022
8.000% 11/07/47 MXN (g)	195,560,000	9,533,172
8.500% 5/31/29 MXN (g)	75,560,000	3,891,236
Mexico Government International Bond
4.750% 3/08/44	1,220,000	1,293,200
Nigeria Government International Bond
6.500% 11/28/27 (c)	200,000	189,600
7.143% 2/23/30 (c)	210,000	195,563
Panama Government International Bond
4.500% 4/01/56	350,000	428,229
Peruvian Government International Bond
6.550% 3/14/37	750,000	1,140,945
Provincia de Buenos Aires
6.500% 2/15/23 (c) (i)	170,000	70,552
7.875% 6/15/27 (c) (i)	160,000	65,602
9.125% 3/16/24 (c) (i)	160,000	66,002
Qatar Government International Bond
4.000% 3/14/29 (c)	580,000	666,932
4.817% 3/14/49 (c)	1,280,000	1,682,214
Republic of Poland Government International Bond
4.000% 1/22/24	910,000	1,008,990
Russian Federal Bond— OFZ
6.900% 5/23/29 RUB (g)	228,650,000	3,475,139
7.000% 1/25/23 RUB (g)	30,640,000	455,328
7.000% 8/16/23 RUB (g)	63,590,000	951,819
7.050% 1/19/28 RUB (g)	221,886,000	3,400,802
7.250% 5/10/34 RUB (g)	60,500,000	943,619
7.700% 3/16/39 RUB (g)	86,260,000	1,419,334

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.750% 9/16/26 RUB (g)	$8,260,000	$130,794
8.150% 2/03/27 RUB (g)	55,120,000	892,647
State of Israel
2.750% 7/03/30	310,000	341,074
3.875% 7/03/50	200,000	237,272
		61,395,586

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $67,553,926)		61,395,586

U.S. Government Agency Obligations and Instrumentalities — 22.6%
Collateralized Mortgage Obligations — 2.3%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI, 0.250% STEP 1/15/38	12,678	98
Series 4793, Class CB, 3.000% 5/15/48	703,309	739,663
Series 4793, Class CD, 3.000% 6/15/48	491,324	514,240
Series 4813, Class CJ, 3.000% 8/15/48	507,030	522,390
Series 353, Class S1, 1 mo. USD LIBOR + 6.000% 5.815% FRN 12/15/46	406,917	90,980
Series 334, Class S7, 1 mo. USD LIBOR + 6.100% 5.915% FRN 8/15/44	188,967	38,390
Series R007, Class ZA, 6.000% 5/15/36	102,322	121,690
Series 3621, Class SB, 1 mo. USD LIBOR + 6.230% 6.045% FRN 1/15/40	36,266	8,497
Series 4203, Class PS, 1 mo. USD LIBOR + 6.250% 6.065% FRN 9/15/42	183,453	29,200
Series 3973, Class SA, 1 mo. USD LIBOR + 6.490% 6.305% FRN 12/15/41	252,023	59,356
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K099, Class X1, 1.006% VRN 9/25/29 (f)	2,057,731	143,760
Series K094, Class X1, 1.016% VRN 6/25/29 (f)	999,337	68,170
Series K735, Class X1, 1.102% VRN 5/25/26 (f)	1,099,026	54,288
Series KC05, Class X1, 1.204% VRN 6/25/27 (f)	3,496,515	209,055
Series K736, Class X1, 1.437% VRN 7/25/26 (f)	4,099,033	265,751
Series K-1513, Class A3, 2.797% 8/25/34	100,000	108,991
Federal National Mortgage Association
Series 2006-118, Class IP1, 0.236% FRN 12/25/36 (f)	90,565	5,224
Series 2006-118, Class IP2, 0.236% FRN 12/25/36 (f)	69,564	4,598
Series 2020-47, Class GZ, 2.000% 7/25/50 (j) (k)	300,000	298,313
Series 409, Class C2, 3.000% 4/25/27	105,061	6,347
Series 2005-88, Class IP, 3.165% FRN 10/25/35 (f)	37,009	2,044
Series 2006-88, Class IP, 3.379% 3/25/36	53,504	2,415
Series 409, Class C13, 3.500% 11/25/41	130,217	15,158
Series 2006-59, Class IP, 3.974% FRN 7/25/36 (f)	105,545	9,461
Series 409, Class C18, 4.000% 4/25/42	141,673	19,609
Series 409, Class C22, 4.500% 11/25/39	77,265	11,836
Series 2011-59, Class NZ, 5.500% 7/25/41	463,318	531,702
Series 2013-9, Class CB, 5.500% 4/25/42	384,506	435,574
Series 2013-124, Class SB, 1 mo. USD LIBOR + 5.950% 5.766% FRN 12/25/43	443,516	92,358
Series 2016-60, Class QS, 1 mo. USD LIBOR + 6.100% 5.916% FRN 9/25/46	296,626	62,412
Series 2016-61, Class BS, 1 mo. USD LIBOR + 6.100% 5.916% FRN 9/25/46	138,712	26,950
Series 2017-76, Class SB, 1 mo. USD LIBOR + 6.100% 5.916% FRN 10/25/57	859,078	164,704
Series 2012-133, Class CS, 1 mo. USD LIBOR + 6.150% 5.966% FRN 12/25/42	137,528	26,789
Series 2012-134, Class SK, 1 mo. USD LIBOR + 6.150% 5.966% FRN 12/25/42	261,485	55,219
Series 2013-54, Class BS, 1 mo. USD LIBOR + 6.150% 5.966% FRN 6/25/43	347,555	72,518
Series 2012-46, Class BA, 6.000% 5/25/42	98,686	116,959
Series 2017-85, Class SC, 1 mo. USD LIBOR + 6.200% 6.016% FRN 11/25/47	245,272	45,888
Series 2012-35, Class SC, 1 mo. USD LIBOR + 6.500% 6.316% FRN 4/25/42	115,193	24,142
Series 2011-87, Class SG, 1 mo. USD LIBOR + 6.550% 6.366% FRN 4/25/40	196,677	22,143
Series 2011-96, Class SA, 1 mo. USD LIBOR + 6.550% 6.366% FRN 10/25/41	233,025	50,014
Series 2012-74, Class SA, 1 mo. USD LIBOR + 6.650% 6.466% FRN 3/25/42	60,802	12,225
Series 2012-28, Class B, 6.500% 6/25/39	17,120	18,711
Series 2013-9, Class BC, 6.500% 7/25/42	111,601	135,567
Series 2012-51, Class B, 7.000% 5/25/42	83,133	101,420
Federal National Mortgage Association ACES
Series 2019-M28, Class AV, 2.232% 2/25/27	437,419	456,803
Series 2020-M6, Class A, 2.500% 10/25/37	98,159	106,213
Series 2019-M19, Class A2, 2.560% 9/25/29	1,189,742	1,305,028
Series 2017-M8, Class A2, 3.061% VRN 5/25/27 (f)	100,000	111,747
Series 2019-M5, Class A2, 3.273% 2/25/29	620,000	694,089
Series 2019-M6, Class A2, 3.450% 1/01/29	680,000	776,656
Series 2019-M4, Class A2, 3.610% 2/25/31	330,000	392,968
Series 2019-M1, Class A2, 3.673% VRN 9/25/28 (f)	1,730,000	2,076,700
Government National Mortgage Association
Series 2012-144, Class IO, 0.424% VRN 1/16/53 (f)	5,326,436	126,730
Series 2018-H07, Class FD, 1 mo. USD LIBOR + .300% 0.603% FRN 5/20/68	465,799	463,523
Series 2012-135, Class IO, 0.607% VRN 1/16/53 (f)	4,270,673	125,493
Series 2014-186, Class IO, 0.700% VRN 8/16/54 (f)	1,622,563	59,962
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 0.703% FRN 12/20/60	130,914	130,692
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 0.733% FRN 10/20/64	1,362,415	1,360,000
Series 2017-41, Class IO, 0.760% VRN 7/16/58 (f)	1,733,944	96,799
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 0.783% FRN 3/20/61	119,120	119,242
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 0.803% FRN 3/20/61	84,045	84,175
Series 2020-H09, Class FL, 1 mo. USD LIBOR + 1.150% 1.340% FRN 5/20/70	600,406	621,636
Series 2020-H09, Class NF, 1 mo. USD LIBOR + 1.250% 1.440% FRN 4/20/70	196,325	201,610
Series 2012-H27, Class AI, 1.725% VRN 10/20/62 (f)	658,332	35,805
Series 2017-H18, Class BI, 1.755% VRN 9/20/67 (f)	4,680,990	464,599
Series 2017-H20, Class IB, 2.222% VRN 10/20/67 (f)	93,742	9,562
Series 2017-H15, Class KI, 2.347% VRN 7/20/67 (f)	185,589	26,113
Series 2014-22, Class IA, 2.566% FRN 11/20/42 (f)	35,194	1,527
Series 2013-107, Class AD, 2.694% VRN 11/16/47 (f)	375,002	392,845
Series 2019-123, Class A, 3.000% 10/20/49	355,446	375,576
Series 2012-66, Class CI, 3.500% 2/20/38	83,548	2,506
Series 2013-53, Class OI, 3.500% 4/20/43	759,515	80,999
Series 2020-47, Class MI, 3.500% 4/20/50	397,600	66,725
Series 2020-47, Class NI, 3.500% 4/20/50	99,517	16,925
Series 2014-176, Class IA, 4.000% 11/20/44	85,691	11,532
Series 2015-167, Class OI, 4.000% 4/16/45	95,850	16,040
Series 2016-84, Class IG, 4.500% 11/16/45	428,481	72,433

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-117, Class SJ, 1 mo. USD LIBOR + 5.600% 5.410% FRN 8/20/44	$130,047	$23,874
Series 2016-135, Class SB, 1 mo. USD LIBOR + 6.100% 5.905% FRN 10/16/46	147,594	41,186
Series 2016-21, Class ST, 1 mo. USD LIBOR + 6.150% 5.960% FRN 2/20/46	105,796	24,536
Series 2010-31, Class GS, 1 mo. USD LIBOR + 6.500% 6.310% FRN 3/20/39	3,547	65
Series 2010-85, Class HS, 1 mo. USD LIBOR + 6.650% 6.460% FRN 1/20/40	33,870	3,205
		16,320,938
Pass-Through Securities — 19.5%
Federal Home Loan Mortgage Corp.
Pool #840698 2.542% FRN 3/01/47 (f)	57,366	58,742
Pool #G67701 3.000% 10/01/46	1,076,400	1,164,322
Pool #G60985 3.000% 5/01/47	2,070,094	2,237,890
Pool #G61637 3.000% 9/01/47	894,481	954,931
Pool #G61739 3.000% 9/01/48	247,701	267,315
Pool #RA1103 3.000% 7/01/49	356,809	378,702
Pool #RA1293 3.000% 9/01/49	738,980	796,561
Pool #QA5770 3.000% 1/01/50	98,994	105,240
Pool #QA5771 3.000% 1/01/50	195,013	207,061
Pool #QA5768 3.000% 1/01/50	99,017	105,112
Pool #ZN0480 3.500% 10/01/42	96,155	103,928
Pool #U99045 3.500% 3/01/43	393,852	425,827
Pool #U99114 3.500% 2/01/44	50,374	54,463
Pool #U99124 3.500% 3/01/45	447,787	484,140
Pool #Q41209 3.500% 6/01/46	306,079	331,788
Pool #ZM3481 3.500% 6/01/47	255,244	273,642
Pool #ZA5433 3.500% 6/01/48	1,754,800	1,896,091
Pool #QA7238 3.500% 2/01/50	196,177	210,056
Pool #RA2313 3.500% 3/01/50	1,471,258	1,562,938
Pool #RA2362 3.500% 3/01/50	392,323	414,122
Pool #U90316 4.000% 10/01/42	77,662	84,552
Pool #U91254 4.000% 4/01/43	97,486	106,135
Pool #Q19135 4.000% 6/01/43	41,850	46,596
Pool #Q19236 4.000% 6/01/43	36,002	39,769
Pool #U99054 4.000% 6/01/43	1,023,781	1,114,605
Pool #Q19615 4.000% 7/01/43	40,810	45,438
Pool #Q19985 4.000% 7/01/43	1,294,709	1,420,534
Pool #U95137 4.000% 8/01/43	45,971	50,049
Pool #C09071 4.000% 2/01/45	454,327	489,869
Pool #Q40459 4.000% 3/01/46	934,702	1,010,869
Pool #ZS4699 4.000% 1/01/47	108,024	116,290
Pool #ZS4727 4.000% 7/01/47	737,913	788,842
Pool #V83342 4.000% 8/01/47	240,166	260,187
Pool #ZM5146 4.000% 12/01/47	905,720	964,834
Pool #Q55429 4.000% 4/01/48	61,796	65,712
Pool #ZA5454 4.000% 6/01/48	617,518	661,103
Pool #RA2141 4.000% 2/01/50	286,166	304,172
Pool #RA2358 4.000% 3/01/50	188,887	200,796
Pool #U99076 4.500% 12/01/43	346,964	381,018
Pool #U92272 4.500% 12/01/43	54,692	59,992
Pool #U99084 4.500% 2/01/44	319,877	350,872
Pool #U99091 4.500% 3/01/44	105,029	115,206
Pool #Q26207 4.500% 5/01/44	32,079	35,097
Pool #Q47940 4.500% 2/01/47	334,944	361,434
Pool #V83157 4.500% 4/01/47	2,107,287	2,280,531
Pool #Q49177 4.500% 6/01/47	259,109	284,216
Pool #G61374 4.500% 4/01/48	392,492	428,056
Pool #ZT0474 4.500% 8/01/48	66,374	72,363
Pool #G67721 4.500% 4/01/49	274,472	300,801
Pool #RA2145 4.500% 2/01/50	92,853	100,680
Pool #RA2353 4.500% 3/01/50	199,278	214,725
Pool #G06496 5.000% 6/01/41	58,884	67,176
Pool #Q55401 5.000% 4/01/48	417,549	457,151
Pool #Q56002 5.000% 5/01/48	162,249	177,587
Pool #ZM7733 5.000% 8/01/48	324,668	354,925
Pool #ZN1436 5.000% 11/01/48	162,533	177,477
Pool #SD0291 5.000% 3/01/50	1,110,132	1,211,856
Pool #G06875 5.500% 12/01/38	7,953	9,262
Pool #G07509 6.500% 9/01/39	15,021	17,896
Pool #G06669 6.500% 9/01/39	17,475	20,656
Pool #G07335 7.000% 3/01/39	36,962	44,304
Federal National Mortgage Association
Pool #BL6352 1.850% 4/01/32	100,000	106,534
Pool #BL6295 1.950% 4/01/32	100,000	107,564
Pool #BL6083 2.060% 3/01/30	100,000	106,933
Pool #BL6160 2.060% 3/01/30	99,645	106,401
Pool #BL6028 2.140% 4/01/30	100,000	108,331
Pool #BL4525 2.240% 10/01/31	100,000	110,072
Pool #BL5656 2.260% 2/01/30	100,000	109,242
Pool #BL5850 2.260% 4/01/30	398,705	434,581
Pool #BL5796 2.300% 2/01/30	100,000	109,809
Pool #BL5742 2.320% 2/01/32	100,000	110,268
Pool #BL3729 2.765% 8/01/31	200,000	226,183
Pool #BL3774 2.765% 8/01/31	100,000	113,091
Pool #BL3775 2.765% 8/01/31	200,000	226,183
Pool #BL3776 2.765% 8/01/31	100,000	113,091
Pool #BL3771 2.770% 8/01/31	200,000	226,274
Pool #AM8674 2.810% 4/01/25	50,000	54,372
Pool #BL3648 2.850% 8/01/31	210,000	239,271
Pool #BL3413 2.870% 7/01/31	100,000	114,570
Pool #BJ2544 3.000% 12/01/37	134,045	141,725
Pool #AQ7306 3.000% 1/01/43	49,259	52,358
Pool #AR1202 3.000% 1/01/43	50,898	54,100
Pool #BC0884 3.000% 5/01/46	390,844	417,024
Pool #AS7533 3.000% 7/01/46	267,039	286,345
Pool #AS7738 3.000% 8/01/46	623,975	665,770
Pool #BC1509 3.000% 8/01/46	67,561	71,939
Pool #AS7844 3.000% 9/01/46	131,891	140,437
Pool #BC2817 3.000% 9/01/46	199,383	212,302
Pool #BD8104 3.000% 10/01/46	277,463	299,864
Pool #AL9397 3.000% 10/01/46	139,480	148,431
Pool #AS8359 3.000% 11/01/46	700,816	739,436
Pool #BE0072 3.000% 11/01/46	1,207,260	1,293,784
Pool #BM4579 3.000% 4/01/47	2,097,385	2,238,530
Pool #BM1565 3.000% 4/01/47	1,183,201	1,278,724
Pool #890843 3.000% 9/01/47	633,762	679,580
Pool #BN7652 3.000% 7/01/49	1,912,322	2,029,658
Pool #CA3809 3.000% 7/01/49	90,022	95,546
Pool #BN7753 3.000% 9/01/49	1,364,606	1,468,378
Pool #CA4133 3.000% 9/01/49	372,067	397,686
Pool #CA4979 3.000% 1/01/50	292,189	310,482
Pool #BO8893 3.000% 1/01/50	97,091	103,090

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BO8932 3.000% 1/01/50	$99,096	$105,218
Pool #CA5225 3.000% 2/01/50	2,055,302	2,200,038
Pool #CA6000 3.000% 6/01/50	599,173	636,874
Pool #CA6053 3.000% 6/01/50	825,413	877,348
Pool #AN4073 3.070% 1/01/29	120,000	134,240
Pool #AN8048 3.080% 1/01/28	210,000	234,122
Pool #BL2454 3.160% 5/01/29	88,776	97,190
Pool #BL2457 3.260% 5/01/29	140,000	158,780
Pool #MA1177 3.500% 9/01/42	39,696	42,904
Pool #MA1213 3.500% 10/01/42	250,789	271,061
Pool #AL3026 3.500% 12/01/42	63,873	69,375
Pool #BM4751 3.500% 3/01/43	769,564	835,375
Pool #BM4750 3.500% 2/01/45	158,188	171,815
Pool #AS6328 3.500% 12/01/45	1,033,679	1,100,757
Pool #AS6340 3.500% 12/01/45	179,934	195,097
Pool #AS6541 3.500% 1/01/46	179,014	194,995
Pool #AS6562 3.500% 1/01/46	173,708	188,345
Pool #AL9546 3.500% 11/01/46	425,837	457,935
Pool #BM4897 3.500% 12/01/46	1,112,133	1,207,935
Pool #BH4101 3.500% 10/01/47	345,174	364,230
Pool #CA0907 3.500% 12/01/47	75,599	81,781
Pool #CA0858 3.500% 12/01/47	617,037	651,100
Pool #CA1053 3.500% 1/01/48	461,061	486,369
Pool #CA1526 3.500% 4/01/48	719,700	778,098
Pool #BM5521 3.500% 7/01/48	1,478,815	1,570,157
Pool #FM3469 3.500% 8/01/48	1,100,000	1,171,381
Pool #FM3141 3.500% 11/01/48	1,114,879	1,183,742
Pool #890876 3.500% 2/01/49	163,725	177,010
Pool #CA3634 3.500% 6/01/49	433,611	463,239
Pool #CA3860 3.500% 7/01/49	1,401,291	1,496,165
Pool #BO2252 3.500% 10/01/49	556,410	594,777
Pool #FM2091 3.500% 12/01/49	191,572	204,902
Pool #FM2333 3.500% 2/01/50	385,095	408,610
Pool #CA5164 3.500% 2/01/50 (d)	772,761	820,432
Pool #CA5561 3.500% 4/01/50 (d)	788,400	837,529
Pool #BF0145 3.500% 3/01/57	2,253,742	2,452,815
Pool #AK8441 4.000% 4/01/42	26,516	28,993
Pool #AO2711 4.000% 5/01/42	36,395	39,794
Pool #AO6086 4.000% 6/01/42	31,090	33,994
Pool #AP0692 4.000% 7/01/42	26,191	28,489
Pool #AP5333 4.000% 7/01/42	156,756	171,298
Pool #AP2530 4.000% 8/01/42	27,368	29,907
Pool #AP2958 4.000% 8/01/42	25,022	27,343
Pool #AP4903 4.000% 9/01/42	41,745	45,618
Pool #AP7399 4.000% 9/01/42	70,415	76,948
Pool #AP9229 4.000% 10/01/42	21,876	23,906
Pool #AP9766 4.000% 10/01/42	138,276	150,499
Pool #MA1217 4.000% 10/01/42	196,679	214,064
Pool #AQ3599 4.000% 11/01/42	20,157	22,027
Pool #MA1253 4.000% 11/01/42	115,255	125,443
Pool #AQ7003 4.000% 12/01/42	55,416	60,522
Pool #AQ4555 4.000% 12/01/42	62,869	68,702
Pool #AQ7082 4.000% 1/01/43	79,785	87,136
Pool #AL3508 4.000% 4/01/43	46,151	51,341
Pool #AQ4078 4.000% 6/01/43	42,574	47,388
Pool #AQ4080 4.000% 6/01/43	38,854	42,908
Pool #AT8394 4.000% 6/01/43	41,713	46,430
Pool #AB9683 4.000% 6/01/43	72,386	79,304
Pool #AT9637 4.000% 7/01/43	132,917	146,784
Pool #AT9653 4.000% 7/01/43	90,453	100,682
Pool #AT9657 4.000% 7/01/43	73,379	80,393
Pool #AS0070 4.000% 8/01/43	43,709	47,573
Pool #MA1547 4.000% 8/01/43	49,291	53,648
Pool #AS4347 4.000% 1/01/45	85,506	94,267
Pool #AS9453 4.000% 4/01/47	885,121	959,764
Pool #AS9588 4.000% 5/01/47	247,791	268,532
Pool #BH2623 4.000% 8/01/47	2,096,913	2,233,774
Pool #BJ9930 4.000% 4/01/48	2,228,557	2,369,135
Pool #FM2173 4.000% 9/01/48	97,327	105,230
Pool #BO0968 4.000% 6/01/49	248,686	264,234
Pool #CA4823 4.000% 12/01/49	372,472	395,444
Pool #BF0104 4.000% 2/01/56	128,905	143,281
Pool #BF0183 4.000% 1/01/57	70,384	78,233
Pool #BF0191 4.000% 6/01/57	140,155	154,646
Pool #MA0706 4.500% 4/01/31	23,458	25,561
Pool #MA0734 4.500% 5/01/31	74,107	80,748
Pool #MA0776 4.500% 6/01/31	25,474	27,757
Pool #MA0913 4.500% 11/01/31	19,183	20,901
Pool #MA0939 4.500% 12/01/31	21,541	23,471
Pool #993117 4.500% 1/01/39	3,625	4,058
Pool #AA0856 4.500% 1/01/39	10,548	11,857
Pool #AA3495 4.500% 2/01/39	13,318	14,964
Pool #935520 4.500% 8/01/39	21,836	24,324
Pool #AD5481 4.500% 5/01/40	520,968	580,349
Pool #AD6914 4.500% 6/01/40	56,047	62,435
Pool #AD8685 4.500% 8/01/40	153,268	170,498
Pool #MA1591 4.500% 9/01/43	94,178	103,382
Pool #MA1629 4.500% 10/01/43	90,166	98,978
Pool #AL4341 4.500% 10/01/43	6,325	6,939
Pool #AU6423 4.500% 10/01/43	171,206	187,831
Pool #MA1664 4.500% 11/01/43	46,644	51,144
Pool #MA1711 4.500% 12/01/43	92,351	101,262
Pool #AL4741 4.500% 1/01/44	42,436	46,583
Pool #AW0318 4.500% 2/01/44	220,313	241,432
Pool #AL5562 4.500% 4/01/44	19,236	21,080
Pool #890604 4.500% 10/01/44	393,215	437,298
Pool #AS4271 4.500% 1/01/45	44,045	50,470
Pool #CA0148 4.500% 8/01/47	170,800	184,183
Pool #CA0717 4.500% 11/01/47	327,349	352,999
Pool #CA1565 4.500% 4/01/48	923,498	994,418
Pool #BM4014 4.500% 5/01/48	78,000	84,848
Pool #BJ9257 4.500% 6/01/48	373,297	408,964
Pool #CA2047 4.500% 7/01/48	487,959	534,581
Pool #CA2199 4.500% 8/01/48	858,311	940,318
Pool #CA2491 4.500% 10/01/48	317,449	344,208
Pool #CA2482 4.500% 10/01/48	648,597	710,567
Pool #CA2493 4.500% 10/01/48	457,968	491,878
Pool #BN1623 4.500% 11/01/48	380,537	416,896
Pool #CA2805 4.500% 12/01/48	1,118,432	1,212,361
Pool #BM5119 4.500% 12/01/48	203,495	221,691
Pool #FM1991 4.500% 5/01/49	426,764	462,471
Pool #FM2745 4.500% 3/01/50 (d)	473,736	508,895
Pool #BF0148 4.500% 4/01/56	2,865,410	3,234,102
Pool #BF0222 4.500% 9/01/57	703,407	788,418
Pool #915154 5.000% 4/01/37	50,386	58,236
Pool #974965 5.000% 4/01/38	150,153	172,733

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #983077 5.000% 5/01/38	$40,338	$46,448
Pool #310088 5.000% 6/01/38	40,934	47,059
Pool #AE2266 5.000% 3/01/40	86,942	99,500
Pool #BM3904 5.000% 5/01/48	155,071	169,823
Pool #CA2251 5.000% 8/01/48	148,149	162,002
Pool #MA3501 5.000% 10/01/48	563,955	616,513
Pool #CA2652 5.000% 11/01/48	907,674	995,101
Pool #MA3527 5.000% 11/01/48	759,930	830,039
Pool #BN0341 5.000% 12/01/48	280,244	306,099
Pool #FM3155 5.000% 12/01/49	228,882	249,927
Pool #937948 5.500% 6/01/37	8,353	9,820
Pool #995072 5.500% 8/01/38	19,315	22,702
Pool #BF0141 5.500% 9/01/56	653,547	746,581
Pool #481473 6.000% 2/01/29	28	32
Pool #867557 6.000% 2/01/36	2,009	2,295
Pool #AE0469 6.000% 12/01/39	148,936	178,365
Pool #AL4324 6.500% 5/01/40	97,642	116,274
Pool #AE0758 7.000% 2/01/39	54,352	65,039
Government National Mortgage Association I
Pool #AB2892 3.000% 9/15/42	185,769	199,584
Pool #AA5649 3.000% 9/15/42	143,659	154,343
Pool #AB9108 3.000% 10/15/42	1,132,322	1,216,530
Pool #AB9109 3.000% 10/15/42	99,234	106,614
Pool #AB9207 3.000% 11/15/42	87,616	94,132
Pool #784571 3.500% 6/15/48	371,463	397,379
Pool #BS8439 3.500% 5/15/50	299,554	317,131
Pool #487588 6.000% 4/15/29	1,557	1,752
Pool #595077 6.000% 10/15/32	355	411
Pool #596620 6.000% 10/15/32	214	249
Pool #604706 6.000% 10/15/33	44,341	51,764
Pool #636251 6.000% 3/15/35	5,157	6,039
Pool #782034 6.000% 1/15/36	50,622	59,042
Pool #658029 6.000% 7/15/36	20,057	23,571
Government National Mortgage Association II
Pool #MA4068 3.000% 11/20/46	58,485	62,133
Pool #MA1995 3.500% 6/20/44	130,037	140,089
Pool #MA2678 3.500% 3/20/45	59,245	63,566
Pool #BC4732 3.500% 10/20/47	528,449	569,134
Pool #BD0384 3.500% 10/20/47	360,622	388,385
Pool #784674 3.500% 4/20/48	2,807,832	3,073,140
Pool #784825 3.500% 10/20/49	549,113	573,542
Pool #BM7534 3.500% 2/20/50	198,780	215,451
Pool #MA4511 4.000% 6/20/47	912,285	981,019
Pool #MA4720 4.000% 9/20/47	1,262,238	1,354,182
Pool #MA4838 4.000% 11/20/47	976,530	1,047,663
Pool #MA4901 4.000% 12/20/47	373,720	400,942
Pool #MA5020 4.000% 2/20/48	382,917	409,613
Pool #MA5078 4.000% 3/20/48	469,803	502,556
Pool #MA5137 4.000% 4/20/48	400,754	428,694
Pool #BM9734 4.000% 10/20/49	98,878	106,791
Pool #BM9743 4.000% 11/20/49	99,029	106,954
Pool #BS1728 4.000% 1/20/50	99,308	107,410
Pool #BS1742 4.000% 2/20/50	99,434	107,547
Pool #BS1757 4.000% 3/20/50	99,595	107,721
Pool #BS8420 4.000% 4/20/50	398,887	431,682
Pool #783298 4.500% 4/20/41	180,309	199,365
Pool #783368 4.500% 7/20/41	25,381	28,063
Pool #MA5193 4.500% 5/20/48	1,086,730	1,173,054
Pool #MA5265 4.500% 6/20/48	734,118	792,433
Pool #MA5331 4.500% 7/20/48	181,805	195,664
Pool #MA5467 4.500% 9/20/48	869,791	935,349
Pool #MA5529 4.500% 10/20/48	706,199	758,985
Pool #MA5652 4.500% 12/20/48	256,232	274,644
Pool #MA5711 4.500% 1/20/49	1,745,244	1,867,789
Pool #MA5818 4.500% 3/20/49	247,397	264,594
Pool #4747 5.000% 7/20/40	108,191	123,038
Pool #MA5530 5.000% 10/20/48	86,512	94,302
Pool #MA5712 5.000% 1/20/49	1,215,126	1,319,802
Government National Mortgage Association II TBA Pool #5 2.500% 12/01/49 (d)	2,100,000	2,210,578
Uniform Mortgage Backed Securities TBA
Pool #231 2.000% 4/01/35 (d)	8,000,000	8,276,875
Pool #199 2.000% 3/01/50 (d)	4,600,000	4,707,453
Pool #983 2.500% 2/01/50 (d)	6,600,000	6,881,531
		138,183,860
Whole Loans — 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class M3, 1 mo. USD LIBOR + 3.800% 3.985% FRN 3/25/25	482,386	489,220
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 5.135% FRN 7/25/29	1,450,000	1,525,667
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.100% 2.285% FRN 10/25/39 (c)	740,000	717,396
Series 2018-C03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.335% FRN 10/25/30	1,692,263	1,668,738
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.485% FRN 8/25/31 (c)	1,147,990	1,130,137
		5,531,158

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $155,351,850)		160,035,956

U.S. Treasury Obligations — 8.2%
U.S. Treasury Bonds & Notes — 8.2%
U.S. Treasury Bond
1.250% 5/15/50	4,580,000	4,401,263
2.000% 2/15/50	3,050,000	3,493,758
3.000% 2/15/48	16,000	21,902
3.750% 11/15/43	9,010,000	13,410,246
U.S. Treasury Inflation Index
0.250% 2/15/50 (l)	4,458,736	5,001,273
0.750% 2/15/42	817,142	977,741
1.000% 2/15/46	1,558,526	2,016,239
1.000% 2/15/48	3,078,222	4,065,264
1.000% 2/15/49 (l)	8,662,520	11,544,074
1.375% 2/15/44 (l)	2,211,704	3,015,187
2.125% 2/15/40	403,407	594,315
U.S. Treasury Note
0.250% 5/31/25	90,000	89,881
0.250% 6/30/25	30,000	29,944
0.500% 6/30/27	7,140,000	7,145,001
0.625% 5/15/30	230,000	229,396

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Strip
0.010% 5/15/49	$3,450,000	$2,256,552
		58,292,036

TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,023,747)		58,292,036

TOTAL BONDS & NOTES (Cost $646,720,721)		672,280,132

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $278,244)		62,498

TOTAL LONG-TERM INVESTMENTS (Cost $646,998,965)		672,342,630

Short-Term Investments — 5.6%
Repurchase Agreement — 4.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (m)	34,954,363	34,954,363
U.S. Treasury Bill — 0.7%
U.S. Treasury Bill
0.000% 8/18/20	4,960,000	4,959,091

TOTAL SHORT-TERM INVESTMENTS (Cost $39,913,470)		39,913,454

TOTAL INVESTMENTS — 100.5% (Cost $686,912,435) (n)		712,256,084

Less Unfunded Loan Commitments — 0.0%		(44,179)

NET INVESTMENTS — 100.5% (Cost $686,868,256)		712,211,905

Other Assets/(Liabilities) — (0.5)%		(3,683,158)

NET ASSETS — 100.0%		$708,528,747

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
JSC	Joint Stock Company
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
OFZ	Obligatsyi Federal'novo Zaima (Federal Loan Obligations)
PAC	Planned Amortization Class
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2020 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $116,444,140 or 16.43% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Security is perpetual and has no stated maturity date.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.
(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	The Government of Argentina announced a re-profiling of government debt to extend maturity dates and instituted foreign exchange restrictions. Holders of the impacted security will receive 15% of the outstanding maturity proceeds on the original maturity date; 25% of the original maturity date 90 calendar days later; and 60% of the original maturity date 180 calendar days later.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2020, these securities amounted to a value of $1,545,783 or 0.22% of net assets.
(j)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $298,313 or 0.04% of net assets.
(k)	Investment was valued using significant unobservable inputs.
(l)	A portion of this security is pledged/held as collateral for open derivatives.
(m)	Maturity value of $34,954,363. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $35,653,492.
(n)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put EUR Call	Goldman Sachs & Co.	9/11/20	1.14	7,920,000	USD	7,920,000	$60,984	$114,998	$(54,014)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
30-Year Interest Rate Swap, 8/03/50	Goldman Sachs & Co.	7/30/20	1.92%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,900,000	$111	$43,758	$(43,647)
30-Year Interest Rate Swap, 8/03/50	Morgan Stanley & Co. LLC	7/30/20	1.88%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	590,000	43	16,004	(15,961)
30-Year Interest Rate Swap, 8/03/50	Morgan Stanley & Co. LLC	7/30/20	1.88%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,770,000	127	46,079	(45,952)
30-Year Interest Rate Swap, 8/21/50	Morgan Stanley & Co. LLC	8/19/20	1.91%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	2,670,000	1,233	57,405	(56,172)
									1,514	163,246	(161,732)

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put MXN Call	Goldman Sachs & Co.	7/24/20	25.52	7,160,000	USD	7,160,000	$(773,280)	$(273,691)	$(499,589)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Long Bond Future	7/24/20	180.00	94	USD	16,784,875	$(99,875)	$(145,697)	$45,822
Put
U.S. Treasury Long Bond Future	7/24/20	175.00	94	USD	16,784,875	$(42,594)	$(152,681)	$110,087
						$(142,469)	$(298,378)	$155,909

Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
5-Year Interest Rate Swap, 8/03/25	Goldman Sachs & Co.	8/03/20	3-Month USD LIBOR BBA	Quarterly	1.60%	Semi-Annually	USD	9,510,000	$—	$(43,804)	$43,804
5-Year Interest Rate Swap, 8/03/25	Morgan Stanley & Co. LLC	7/30/20	3-Month USD LIBOR BBA	Quarterly	1.55%	Semi-Annually	USD	3,240,000	—	(16,038)	16,038
5-Year Interest Rate Swap, 8/03/25	Morgan Stanley & Co. LLC	7/30/20	3-Month USD LIBOR BBA	Quarterly	1.55%	Semi-Annually	USD	9,710,000	—	(44,666)	44,666
5-Year Interest Rate Swap, 8/21/25	Morgan Stanley & Co. LLC	8/19/20	3-Month USD LIBOR BBA	Quarterly	1.60%	Semi-Annually	USD	13,370,000	(13)	(57,491)	57,478
									(13)	(161,999)	161,986

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	7/16/20	EUR	16,380,000	USD	18,417,638	$(9,252)
BNP Paribas SA	7/16/20	USD	12,710,742	CAD	17,400,000	(106,506)
BNP Paribas SA	7/16/20	USD	1,566,392	CNY	11,130,000	(5,777)
BNP Paribas SA	7/16/20	USD	11,161,395	EUR	10,221,000	(325,304)
BNP Paribas SA	10/16/20	CAD	17,400,000	USD	12,712,692	106,760
BNP Paribas SA	10/16/20	USD	16,120,150	EUR	14,330,000	(18,335)
Citibank N.A.	7/16/20	CNY	29,115,495	USD	4,122,256	(9,545)
Citibank N.A.	7/16/20	USD	971,013	ZAR	16,890,000	(822)
Citibank N.A.	7/16/20	ZAR	16,890,000	USD	929,247	42,588
Citibank N.A.	7/16/20	IDR	144,534,594,997	USD	8,743,775	1,358,100
Citibank N.A.	7/16/20	BRL	4,941,243	USD	940,816	(32,784)
Citibank N.A.	7/16/20	AUD	1,197,575	USD	746,281	80,234
Citibank N.A.	7/16/20	GBP	2,197,174	USD	2,727,880	(5,121)
Citibank N.A.	7/16/20	MXN	77,552,557	USD	3,054,032	313,893
Citibank N.A.	7/16/20	PHP	257,796,000	USD	5,068,969	101,721
Citibank N.A.	7/16/20	USD	2,540,145	CNY	17,985,495	(398)
Citibank N.A.	7/16/20	USD	3,103,965	MXN	77,552,557	(263,960)
Citibank N.A.	7/16/20	USD	26,269,871	EUR	24,103,347	(818,268)
Citibank N.A.	10/16/20	ZAR	16,890,000	USD	962,344	722
Goldman Sachs International	7/16/20	MXN	219,000,963	USD	9,471,861	38,835
Goldman Sachs International	7/16/20	USD	372,973	JPY	40,453,191	(1,741)
Goldman Sachs International	7/16/20	BRL	1,550,000	USD	292,480	(7,643)
Goldman Sachs International	7/16/20	USD	2,284,829	RUB	183,306,110	(286,899)
Goldman Sachs International	7/16/20	USD	4,998,953	PHP	257,796,000	(171,737)
Goldman Sachs International	9/15/20	USD	3,939,210	EUR	3,460,000	45,488
Morgan Stanley & Co. LLC	7/16/20	CAD	27,927,472	USD	19,810,582	761,449
						$785,698

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	9/08/20	192	$30,356,588	$680,043
Euro-OAT	9/08/20	45	8,384,536	91,426
U.S. Treasury Long Bond	9/21/20	396	70,721,146	(10,396)
U.S. Treasury Ultra Bond	9/21/20	183	39,026,819	895,775
U.S. Treasury Note 5 Year	9/30/20	930	116,646,322	293,913
90 Day Eurodollar	12/14/20	282	69,446,711	848,839
				$2,799,600
Short
Euro-Bund	9/08/20	304	$(59,866,310)	$(423,014)
Euro-Buxl 30 Year Bond	9/08/20	4	(969,215)	(19,285)
Japanese Government Bond 10 Year	9/14/20	6	(8,459,505)	15,884
U.S. Treasury Note 10 Year	9/21/20	280	(38,478,686)	(489,439)
U.S. Treasury Ultra 10 Year	9/21/20	112	(17,573,935)	(64,315)
UK Long Gilt	9/28/20	75	(12,775,372)	(15,863)
U.S. Treasury Note 2 Year	9/30/20	40	(8,828,993)	(4,132)
90 Day Eurodollar	3/15/21	363	(90,433,725)	(134,775)
90 Day Eurodollar	12/13/21	469	(116,253,590)	(761,910)
				$(1,896,849)

Centrally Cleared Credit Default Swap - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	BBB+*	USD	93,300,000	$1,090,490	$(138,394)	$1,228,884
CDX.NA.HY Series 34†	5.000%	Quarterly	6/20/25	BB-*	USD	13,442,500	(92,726)	(779,820)	687,094
							$997,764	$(918,214)	$1,915,978

MassMutual Select Strategic Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$547,029	$37,242	$509,787
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.440%	Monthly	7/20/29	MXN	91,920,000	565,955	46,911	519,044
3-Month USD LIBOR	Quarterly	Fixed 0.600%	Semi-Annually	3/23/22	USD	29,610,000	189,420	4,627	184,793
3-Month USD LIBOR	Quarterly	Fixed 0.380%	Semi-Annually	8/31/24	USD	84,494,000	377,993	26,495	351,498
3-Month USD LIBOR	Quarterly	Fixed 0.700%	Semi-Annually	3/23/25	USD	17,250,000	321,039	(13,923)	334,962
Fixed 1.550%	Semi-Annually	3-Month USD LIBOR	Quarterly	6/30/26	USD	57,657,000	(3,993,039)	202,181	(4,195,220)
Fixed 1.520%	Semi-Annually	3-Month USD LIBOR	Quarterly	7/31/26	USD	22,283,000	(1,507,025)	79,396	(1,586,421)
Fixed 1.650%	Semi-Annually	3-Month USD LIBOR	Quarterly	11/15/26	USD	2,042,000	(159,343)	(7,726)	(151,617)
Fixed 1.600%	Semi-Annually	3-Month USD LIBOR	Quarterly	11/15/26	USD	5,615,000	(420,307)	1,878	(422,185)
Fixed 0.750%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/27	USD	19,233,000	(397,541)	3,560	(401,101)
3-Month USD LIBOR	Quarterly	Fixed 0.770%	Semi-Annually	3/24/27	USD	23,180,000	506,574	171,833	334,741
Fixed 0.260%	Annually	FED FUNDS	Annually	5/15/27	USD	24,700,000	(61,518)	(82,911)	21,393
Fixed 1.850%	Semi-Annually	3-Month USD LIBOR	Quarterly	11/15/44	USD	19,774,000	(4,238,877)	39,895	(4,278,772)
Fixed 0.900%	Semi-Annually	3-Month USD LIBOR	Quarterly	3/17/50	USD	2,610,000	14,077	3,077	11,000
Fixed 0.792%	Semi-Annually	3-Month USD LIBOR	Quarterly	3/18/50	USD	1,319,000	45,990	—	45,990
Fixed 0.818%	Semi-Annually	3-Month USD LIBOR	Quarterly	3/19/50	USD	1,323,000	36,706	—	36,706
							$(8,172,867)	$512,535	$(8,685,402)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	11,000,000	$84,982	$5,820	$79,162
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	11,846,000	91,519	7,254	84,265
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	9,300,000	71,849	—	71,849
								$248,350	$13,074	$235,276

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments

June 30, 2020 (Unaudited)
	Number of Shares	Value
Equities — 60.1%

Common Stock — 59.0%
Australia — 0.1%
BHP Group Ltd.	742	$18,413
Brambles Ltd.	1,087	8,177
CSL Ltd.	22	4,362
Goodman Group	482	4,961
Newcrest Mining Ltd.	11,946	266,339
QBE Insurance Group Ltd.	1,551	9,535
Quintis Group (Acquired 7/20/16-12/04/18, Cost $355,478) (a) (b) (c) (d)	578,796	307,559
Wesfarmers Ltd.	752	23,357
Woodside Petroleum Ltd.	78	1,172
Woolworths Group Ltd.	108	2,785
		646,660
Belgium — 0.1%
KBC Group NV	12,843	735,569
UCB SA	42	4,862
		740,431
Bermuda — 0.2%
Alibaba Health Information Technology Ltd. (d)	56,000	163,563
Brilliance China Automotive Holdings Ltd.	78,000	70,336
CK Infrastructure Holdings Ltd.	18,000	92,741
Jardine Matheson Holdings Ltd.	3,000	125,369
Kunlun Energy Co. Ltd	14,000	9,159
Marvell Technology Group Ltd.	16,381	574,318
		1,035,486
Brazil — 0.0%
B3 SA - Brasil Bolsa Balcao	2,159	21,872
Banco do Brasil SA	1,526	9,022
Banco Santander Brasil SA	1,127	5,807
Centrais Eletricas Brasileiras SA (d)	513	2,924
CPFL Energia SA	544	3,067
Engie Brasil Energia SA	1,502	11,625
JBS SA	18,295	71,153
Natura & Co. Holding SA	229	1,680
Petroleo Brasileiro SA	1,875	7,703
		134,853
Canada — 0.7%
Barrick Gold Corp.	16,652	448,068
Brookfield Asset Management, Inc. Class A	89	2,929
Constellation Software, Inc.	16	18,066
Enbridge, Inc.	83,462	2,537,796
Fairfax Financial Holdings Ltd.	64	19,773
First Quantum Minerals Ltd.	33,553	267,416
George Weston Ltd.	18	1,318
Loblaw Cos. Ltd.	83	4,042
Manulife Financial Corp.	98	1,333
Nutrien Ltd.	147	4,723
Thomson Reuters Corp.	350	23,780
Wheaton Precious Metals Corp.	11,629	511,467
		3,840,711
Cayman Islands — 1.4%
58.com, Inc. ADR (d)	68	3,668
AAC Technologies Holdings, Inc.	19,500	119,388
Agile Group Holdings Ltd.	4,000	4,744
Alibaba Group Holding Ltd. (d)	5,600	151,327
Alibaba Group Holding Ltd. Sponsored ADR (d)	7,303	1,575,257
ANTA Sports Products Ltd.	20,000	178,380
Baidu, Inc. Sponsored ADR (d)	59	7,073
Bilibili, Inc. Sponsored ADR (d)	65	3,011
China East Education Holdings Ltd. (e)	4,000	7,244
China Feihe Ltd. (e)	7,000	14,033
Country Garden Services Holdings Co. Ltd.	2,344	10,900
Dali Foods Group Co. Ltd. (e)	15,500	9,439
Haidilao International Holding Ltd. (e)	21,000	89,294

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Huazhu Group Ltd. ADR	4,672	$163,754
JD.com, Inc. ADR (d)	164	9,869
Kingdee International Software Group Co. Ltd.	206,000	479,566
Li Ning Co. Ltd.	2,000	6,358
Meituan Dianping Class B (d)	8,100	179,928
Momo, Inc. Sponsored ADR	1,041	18,197
NetEase.com, Inc. ADR	505	216,837
New Oriental Education & Technology Group, Inc. Sponsored ADR (d)	955	124,370
Silergy Corp.	4,000	259,590
Tencent Holdings Ltd.	54,800	3,520,013
Tingyi Cayman Islands Holding Corp.	4,000	6,199
Trip.com Group Ltd. ADR (d)	9,090	235,613
Vipshop Holdings Ltd. ADR (d)	909	18,098
Want Want China Holdings Ltd.	129,000	97,735
WH Group Ltd. (e)	109,500	93,971
Wuxi Biologics Cayman, Inc. (d) (e)	7,500	137,422
Yihai International Holding Ltd.	14,000	143,686
		7,884,964
Chile — 0.0%
Cia Cervecerias Unidas SA ADR	1,306	18,702
China — 0.7%
Aier Eye Hospital Group Co. Ltd. Class A	41,498	255,925
Amoy Diagnostics Co. Ltd. Class A	11,450	124,659
Anhui Conch Cement Co. Ltd. Class H	1,500	10,089
Anhui Gujing Distillery Co. Ltd. Class B	500	5,375
Asymchem Laboratories Tianjin Co. Ltd. Class A	3,827	131,561
Autobio Diagnostics Co. Ltd. Class A	5,929	136,219
China CITIC Bank Class H	19,000	8,293
China International Travel Service Corp. Ltd.	9,800	214,654
China Longyuan Power Group Corp. Class H	3,000	1,681
China Merchants Bank Co. Ltd. Class H	18,500	85,207
China National Building Material Co. Ltd. Class H	2,000	2,132
China Oilfield Services Ltd. Class H	42,000	37,778
China Telecom Corp. Ltd. Class H	78,000	21,865
China United Network Communications Ltd. Class A	7,600	5,204
CRRC Corp Ltd. Class H	8,000	3,378
Glodon Co. Ltd. Class A	17,000	167,641
Gree Electric Appliances, Inc. of Zhuhai Class A	13,000	104,510
Guangdong Marubi Biotechnology Co. Ltd. Class A (d)	8,152	99,598
Guangzhou Automobile Group Co. Ltd.	90,000	64,987
Guangzhou Automobile Group Co. Ltd. Class A	39,640	50,644
Guangzhou Baiyun International Airport Co. Ltd.	49,900	107,586
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	200	917
Guotai Junan Securities Co. Ltd. Class H (e)	1,600	2,228
Haier Smart Home Co. Ltd. Class A	45,469	114,352
Haitong Securities Co. Ltd. Class H	4,800	3,881
Han’s Laser Technology Industry Group Co. Ltd. Class A	19,499	99,191
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	59,950	258,588
Hangzhou Robam Appliances Co. Ltd. Class A	24,900	109,994
Hangzhou Tigermed Consulting Co. Ltd. Class A	9,999	144,133
Hundsun Technologies, Inc. Class A	12,138	184,998
Industrial & Commercial Bank of China Ltd. Class H	125,000	75,713
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	18,399	80,670
Inspur Electronic Information Industry Co. Ltd. Class A	13,600	75,411
Jiangxi Copper Co. Ltd. Class H	6,000	6,076
Kweichow Moutai Co. Ltd. Class A	800	165,563
PICC Property & Casualty Co. Ltd. Class H	10,000	8,227
Ping An Insurance Group Co. of China Ltd. Class A	6,544	66,113
Shanghai International Airport Co. Ltd. Class A	10,800	109,542
Shenzhen Goodix Technology Co. Ltd. Class A	100	3,155
Shenzhen Inovance Technology Co. Ltd. Class A	24,451	131,391
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,000	479
Venus MedTech Hangzhou, Inc. Class H (d) (e)	16,000	157,643
Venustech Group, Inc. Class A	17,650	105,050
Weichai Power Co. Ltd. Class H	2,000	3,731
Wens Foodstuffs Group Co. Ltd. Class A	720	2,210
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	9,599	147,794
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	500	3,311
WuXi AppTec Co. Ltd. Class A	10,220	139,706
Yifeng Pharmacy Chain Co. Ltd. Class A	11,180	143,884
Yonyou Network Technology Co. Ltd. Class A	15,028	93,262
Zhuzhou CSR Times Electric Co. Ltd. Class H	3,700	9,452
		4,085,651
Denmark — 0.1%
AP Moller - Maersk A/S Class B	4	4,657
Coloplast A/S Class B	15	2,325
DSV PANALPINA A/S	1,898	231,548
Genmab A/S (d)	357	119,424
		357,954

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Finland — 0.2%
Fortum OYJ	1,131	$21,457
Neste OYJ	33,097	1,292,593
Nokia OYJ	1,311	5,741
		1,319,791
France — 2.1%
Carrefour SA	630	9,726
Cie de Saint-Gobain (d)	4,330	155,631
Danone SA	51,536	3,561,214
Eiffage SA (d)	2,097	191,470
Electricite de France SA	773	7,118
Engie SA (d)	581	7,171
EssilorLuxottica SA (d)	11,277	1,445,366
Kering SA	381	206,948
LVMH Moet Hennessy Louis Vuitton SE	3,133	1,372,250
Safran SA (d)	19,782	1,978,838
Sanofi	33,626	3,421,076
Schneider Electric SA	140	15,521
TOTAL SA	220	8,380
Vivendi SA	822	21,069
		12,401,778
Germany — 1.6%
adidas AG (d)	2,194	573,993
Deutsche Boerse AG	169	30,547
Deutsche Post AG Registered	647	23,602
Deutsche Telekom AG	157,709	2,638,061
Evonik Industries AG	188	4,763
Henkel AG & Co. KGaA	262	21,774
SAP SE	83	11,553
Siemens AG	45,734	5,372,269
Vonovia SE	6,038	369,869
		9,046,431
Hong Kong — 0.8%
AIA Group Ltd.	315,800	2,939,172
Beijing Enterprises Holdings Ltd.	3,000	10,089
China Mobile Ltd.	3,500	23,650
China Resources Cement Holdings Ltd.	10,000	12,343
China Resources Pharmaceutical Group Ltd. (e)	31,500	18,242
China Resources Power Holdings Co. Ltd.	10,000	11,817
China Unicom Hong Kong Ltd.	32,000	17,322
CLP Holdings Ltd.	13,000	127,306
CNOOC Ltd.	15,000	16,846
Hang Lung Properties Ltd.	86,000	203,876
HKT Trust & HKT Ltd.	86,000	126,410
Hysan Development Co. Ltd.	20,000	64,484
Lenovo Group Ltd.	14,000	7,756
Sun Hung Kai Properties Ltd.	83,250	1,060,954
		4,640,267
India — 0.5%
HDFC Asset Management Co. Ltd. (e)	127	4,184
Hindustan Unilever Ltd.	2,272	65,581
Oil & Natural Gas Corp. Ltd.	1,207	1,316
Petronet LNG Ltd.	18,923	65,452
Reliance Industries Ltd. (d)	8,164	86,491
Reliance Industries Ltd.	122,470	2,773,486
Vedanta Ltd.	11,587	16,272
Wipro Ltd.	2,234	6,521
Zee Entertainment Enterprises Ltd.	41,024	92,869
		3,112,172
Indonesia — 0.0%
Bank Central Asia Tbk PT	90,400	180,281
Ireland — 0.0%
Aon PLC Class A	86	16,564
Eaton Corp. PLC	175	15,309
Medtronic PLC	366	33,562
Willis Towers Watson PLC	9	1,772
		67,207
Italy — 1.7%
Enel SpA	583,204	5,024,402
Intesa Sanpaolo (d)	281,528	537,820
RAI Way SpA (e)	103,983	682,889
Snam SpA	39,848	193,814

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
UniCredit SpA (d)	340,520	$3,126,173
		9,565,098
Japan — 2.3%
Ajinomoto Co., Inc.	97,700	1,623,185
Astellas Pharma, Inc.	116,150	1,933,506
Canon, Inc.	100	1,989
East Japan Railway Co.	18,453	1,278,789
Eisai Co. Ltd.	100	7,927
FamilyMart Co. Ltd.	700	12,013
FUJIFILM Holdings Corp.	300	12,837
Fujitsu	100	11,705
Hitachi Ltd.	300	9,471
Hoya Corp.	18,120	1,735,261
KDDI Corp.	11,800	353,798
Keyence Corp.	800	334,018
Maeda Road Construction Co. Ltd.	2,000	37,693
Marubeni Corp.	1,000	4,523
Mitsubishi Estate Co. Ltd.	19,000	282,540
Mitsubishi Heavy Industries Ltd.	1,200	28,309
Murata Manufacturing Co. Ltd.	23,410	1,371,690
NEC Corp.	400	19,183
Nippon Telegraph & Telephone Corp.	12,380	288,209
Nissan Motor Co. Ltd.	1,300	4,815
NTT Data Corp.	800	8,901
Olympus Corp.	400	7,704
Otsuka Holdings Co. Ltd.	200	8,717
Rakuten, Inc.	1,200	10,553
Sekisui House Ltd.	200	3,808
Seven & i Holdings Co. Ltd.	300	9,790
Shin-Etsu Chemical Co. Ltd.	16,488	1,927,423
Shionogi & Co. Ltd.	100	6,260
Softbank Corp.	500	6,364
Sompo Holdings, Inc.	100	3,439
Subaru Corp.	45,730	951,005
Suzuki Motor Corp.	36,737	1,246,491
Tokyo Electron Ltd.	100	24,541
		13,566,457
Mexico — 0.0%
Fomento Economico Mexicano SAB de CV	988	6,133
Grupo Bimbo SAB de CV Series A	5,713	9,584
		15,717
Netherlands — 2.8%
Adyen NV (d) (e)	868	1,264,580
Akzo Nobel NV	34,837	3,116,678
ASML Holding NV	9,294	3,406,978
Fiat Chrysler Automobiles NV (d)	1,741	17,464
ING Groep NV	131,901	916,294
Koninklijke Ahold Delhaize NV	564	15,358
Koninklijke Philips NV (d)	67,577	3,146,833
NXP Semiconductor NV	17,004	1,939,136
Schlumberger Ltd.	502	9,232
STMicroelectronics NV	2,200	59,682
Unilever NV	46,735	2,478,607
Wolters Kluwer NV	83	6,475
		16,377,317
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	284	4,492
Portugal — 0.0%
Jeronimo Martins SGPS SA	7,371	128,964
Republic of Korea — 0.2%
Amorepacific Corp.	20	2,812
Celltrion, Inc. (d)	52	13,325
Hana Financial Group, Inc.	143	3,255
Hyundai Mobis Co. Ltd.	50	7,978
Kakao Corp.	1,336	299,973
KB Financial Group, Inc.	171	4,889
Kia Motors Corp.	508	13,698
LG Chem Ltd.	621	256,572
LG Electronics, Inc.	394	20,914
LG Uplus Corp.	319	3,260
NCSoft Corp.	374	278,998
POSCO	553	79,969
Shinhan Financial Group Co. Ltd.	377	9,007
SK Telecom Co. Ltd.	79	13,855
		1,008,505

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Saudi Arabia — 0.0%
Riyad Bank	553	$2,487
Singapore — 0.3%
CapitaLand Ltd. (d)	509,300	1,069,703
ComfortDelGro Corp. Ltd.	76,900	80,195
DBS Group Holdings Ltd.	12,300	183,990
Singapore Telecommunications Ltd.	20,900	36,961
United Overseas Bank Ltd.	21,700	315,659
Wilmar International Ltd.	2,300	6,774
		1,693,282
South Africa — 0.0%
Anglo American Platinum Ltd.	88	6,354
AngloGold Ashanti Ltd.	304	8,926
Kumba Iron Ore Ltd.	254	6,783
MTN Group Ltd.	3,911	11,898
Old Mutual Ltd.	1,916	1,329
		35,290
Spain — 0.3%
Cellnex Telecom SA (e)	27,370	1,665,820
Endesa SA	168	4,135
Grifols SA	86	2,609
Naturgy Energy Group SA	127	2,360
Repsol SA	647	5,647
Telefonica SA	926	4,431
		1,685,002
Sweden — 0.0%
Assa Abloy AB Class B	181	3,675
Hennes & Mauritz AB Class B	873	12,623
Telefonaktiebolaget LM Ericsson Class B	689	6,363
		22,661
Switzerland — 1.4%
Alcon, Inc. (d)	4,255	243,897
Alcon, Inc. (d)	181	10,371
Chubb Ltd.	8,659	1,096,403
Nestle SA	22,396	2,474,202
Novartis AG Registered	316	27,457
Roche Holding AG	11,127	3,852,518
SGS SA Registered	5	12,201
Sika AG Registered	1,153	221,618
		7,938,667
Taiwan — 0.9%
Asustek Computer	2,000	14,624
Cathay Financial Holding Co. Ltd.	74,000	104,814
Chunghwa Telecom Co. Ltd.	38,000	150,619
Formosa Chemicals & Fibre Corp.	33,000	84,446
Formosa Petrochemical Corp.	18,000	53,876
Formosa Plastics Corp.	29,000	85,905
Fubon Financial Holding Co. Ltd.	80,000	118,792
Hon Hai Precision Industry Co. Ltd.	40,080	116,985
MediaTek, Inc.	1,000	19,566
Nan Ya Plastics Corp.	40,000	87,322
Nanya Technology Corp.	3,000	6,178
Taiwan Semiconductor Manufacturing Co. Ltd.	386,000	4,084,668
Uni-President Enterprises Corp.	59,000	142,367
United Microelectronics Corp.	28,000	15,063
Yageo Corp.	13,000	167,315
		5,252,540
Thailand — 0.1%
Advanced Info Service PCL	22,900	137,070
Intouch Holdings PCL	73,500	133,766
Thai Beverage PCL	86,800	42,389
		313,225
Turkey — 0.0%
BIM Birlesik Magazalar AS	445	4,414
Tupras Turkiye Petrol Rafineriileri AS (d)	1,790	23,366
		27,780
United Kingdom — 1.2%
Anglo American PLC	311	7,189
Aptiv PLC	22,405	1,745,798
AstraZeneca PLC	933	97,262
Berkeley Group Holdings PLC	5,664	291,899

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
BHP Group PLC	202	$4,147
BT Group PLC	1,903	2,686
Coca-Cola European Partners PLC	230	8,685
Compass Group PLC	360	4,952
Diageo PLC	289	9,593
Experian PLC	199	6,941
Ferguson PLC	3,195	261,367
GlaxoSmithKline PLC	720	14,589
Glencore PLC	4,304	9,110
NMC Health PLC (a) (b) (d)	27,178	—
RELX PLC	173	4,004
Royal Dutch Shell PLC Class A	1,008	16,040
Royal Dutch Shell PLC Class B	1,238	18,733
Unilever PLC	22,908	1,235,143
Vodafone Group PLC	2,029,627	3,236,362
		6,974,500
United States — 39.3%
Abbott Laboratories	27,314	2,497,319
AbbVie, Inc.	31,362	3,079,121
Adobe, Inc. (d)	3,378	1,470,477
Agilent Technologies, Inc.	24,067	2,126,801
Air Products & Chemicals, Inc. (f)	16,396	3,958,978
Alexion Pharmaceuticals, Inc. (d)	1,223	137,270
Alphabet, Inc. Class C (d)	6,407	9,056,999
Altair Engineering, Inc. Class A (d)	4,657	185,116
Altria Group, Inc.	36	1,413
Amazon.com, Inc. (d) (f)	4,255	11,738,779
American International Group, Inc.	154	4,802
American Tower Corp.	1,808	467,440
American Water Works Co., Inc.	1,162	149,503
Ameriprise Financial, Inc.	70	10,503
Amgen, Inc.	65	15,331
Anthem, Inc.	11,858	3,118,417
Apellis Pharmaceuticals, Inc. (d)	3,416	111,567
Apple, Inc.	33,494	12,218,611
Applied Materials, Inc.	22,666	1,370,160
Autodesk, Inc. (d)	12,821	3,066,655
AutoZone, Inc. (d)	11	12,409
AvalonBay Communities, Inc.	14	2,165
Bank of America Corp.	156,516	3,717,255
The Bank of New York Mellon Corp.	197	7,614
Baxter International, Inc.	2,951	254,081
Becton Dickinson and Co.	7,755	1,855,539
Berkshire Hathaway, Inc. Class B (d)	3,648	651,204
Biogen, Inc. (d)	7	1,873
BioMarin Pharmaceutical, Inc. (d)	1,637	201,908
Booking Holdings, Inc. (d)	20	31,847
Boston Scientific Corp. (d)	37,490	1,316,274
Bristol-Myers Squibb Co.	29,644	1,743,067
C.H. Robinson Worldwide, Inc.	3,457	273,310
Cadence Design Systems, Inc. (d)	3,470	332,981
Capital One Financial Corp.	39,230	2,455,406
Cardinal Health, Inc.	152	7,933
Cerner Corp.	396	27,146
The Charles Schwab Corp.	26,465	892,929
Charter Communications, Inc. Class A (d) (f)	8,905	4,541,906
Chevron Corp.	73	6,514
Cintas Corp.	28	7,458
Cisco Systems, Inc.	198	9,235
Citigroup, Inc.	32,400	1,655,640
CME Group, Inc.	95	15,441
Cognizant Technology Solutions Corp. Class A	89	5,057
Colgate-Palmolive Co.	5,236	383,589
Comcast Corp. Class A (f)	121,650	4,741,917
Costco Wholesale Corp.	4,786	1,451,163
Crowdstrike Holdings, Inc. Class A (d)	4,177	418,911
Crown Castle International Corp.	63	10,543
Cummins, Inc.	33	5,718
D.R. Horton, Inc.	72,544	4,022,565
Delta Air Lines, Inc.	706	19,803
DexCom, Inc. (d)	351	142,295
Digital Realty Trust, Inc.	28	3,979
Dollar General Corp.	94	17,908
Dollar Tree, Inc. (d)	996	92,309
eBay, Inc.	3,107	162,962
Edwards Lifesciences Corp. (d)	7,951	549,494
Electronic Arts, Inc. (d)	59	7,791
Eli Lilly & Co.	204	33,493
Emerson Electric Co.	38,021	2,358,443
Exxon Mobil Corp.	2,515	112,471
Facebook, Inc. Class A (d)	14,097	3,201,006
FedEx Corp.	95	13,321
Fieldwood Energy LLC (d)	4,052	203
Fieldwood Energy LLC (d)	1,094	55

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
FleetCor Technologies, Inc. (d)	8,160	$2,052,485
Fortinet, Inc. (d)	2,983	409,476
Fortive Corp.	33,589	2,272,632
Fortune Brands Home & Security, Inc.	3,398	217,234
Freeport-McMoRan, Inc.	24,038	278,120
General Electric Co.	2,112	14,425
Gilead Sciences, Inc.	22,132	1,702,836
Global Payments, Inc.	9,471	1,606,471
Guardant Health, Inc. (d)	3,367	273,165
HCA Healthcare, Inc.	19,145	1,858,214
The Hershey Co.	41	5,314
Hess Corp.	12,071	625,399
Hewlett Packard Enterprise Co.	1,891	18,399
The Home Depot, Inc.	12,544	3,142,397
HP, Inc.	1,252	21,822
Humana, Inc.	300	116,325
Illumina, Inc. (d)	303	112,216
Incyte Corp. (d)	85	8,837
Insulet Corp. (d)	434	84,309
Intel Corp.	2,083	124,626
IntercontinentalExchange, Inc.	240	21,984
International Flavors & Fragrances, Inc.	22,571	2,764,045
Intuit, Inc.	2,045	605,709
Intuitive Surgical, Inc. (d)	1,188	676,958
Iovance Biotherapeutics, Inc. (d)	2,291	62,888
IQVIA Holdings, Inc. (d)	90	12,769
Jawbone Health Hub, Inc. (Acquired 1/24/17, Cost $0) (a) (b) (c) (d)	19,705	—
Johnson & Johnson	27,698	3,895,170
JP Morgan Chase & Co.	46,703	4,392,884
Kinder Morgan, Inc.	431	6,538
The Kroger Co.	338	11,441
L3 Harris Technologies, Inc.	22,541	3,824,531
Lam Research Corp.	19	6,146
Las Vegas Sands Corp.	1,400	63,756
Lennar Corp. Class A	24,122	1,486,398
Liberty Broadband Corp. Class C (d)	448	55,534
Liberty Media Corp-Liberty SiriusXM Class A (d)	15,202	524,773
Liberty Media Corp-Liberty SiriusXM Class C (d)	26,725	920,676
Live Nation Entertainment, Inc. (d)	1,182	52,398
Lookout, Inc. (Acquired 3/04/15, Cost $42,391) (a) (b) (c) (d)	3,711	18,073
Lowe’s Cos., Inc.	26,812	3,622,837
Madison Square Garden Sports Corp. (d)	62	9,107
Marathon Petroleum Corp.	7,600	284,088
Marsh & McLennan Cos., Inc.	27,995	3,005,823
Masco Corp.	8,768	440,241
Mastercard, Inc. Class A	16,054	4,747,168
McDonald’s Corp.	17,436	3,216,419
McKesson Corp.	29	4,449
Merck & Co., Inc.	31,399	2,428,085
MGM Resorts International	2,245	37,716
Microchip Technology, Inc.	11,025	1,161,043
Micron Technology, Inc. (d)	14,693	756,983
Microsoft Corp.	62,185	12,655,269
Mondelez International Inc. Class A	5,492	280,806
Moody’s Corp.	45	12,363
Morgan Stanley	107,531	5,193,747
Motorola Solutions, Inc.	3,602	504,748
Nevro Corp. (d)	661	78,970
Newmont Corp.	7,955	491,142
NextEra Energy, Inc.	18,383	4,415,045
Northrop Grumman Corp.	300	92,232
NortonLifeLock, Inc.	9,522	188,821
NVIDIA Corp.	7,207	2,738,011
Okta, Inc. (d)	1,998	400,060
Oracle Corp.	14,743	814,846
Palo Alto Networks, Inc. (d)	1,852	425,349
PayPal Holdings, Inc. (d)	13,539	2,358,900
Peloton Interactive, Inc. Class A (d)	18,151	1,048,583
PepsiCo, Inc.	2,979	394,003
Pfizer, Inc.	65,187	2,131,615
Philip Morris International, Inc.	1,687	118,191
PPG Industries, Inc.	21,423	2,272,123
The Procter & Gamble Co.	293	35,034
Proofpoint, Inc. (d)	1,331	147,901
Prudential Financial, Inc.	42	2,558
PTC Therapeutics, Inc. (d)	1,107	56,169
PTC, Inc. (d)	2,176	169,271
Public Storage	112	21,492
QUALCOMM, Inc.	2,451	223,556
Raytheon Technologies Corp.	61,538	3,791,972
Republic Services, Inc.	71	5,826
ResMed, Inc.	1,280	245,760
salesforce.com, Inc. (d)	25,165	4,714,159
Sarepta Therapeutics, Inc. (d)	1,025	164,348
Seattle Genetics, Inc. (d)	780	132,538
ServiceNow, Inc. (d)	3,175	1,286,065

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
The Simply Good Foods Co. (d)	8,084	$150,201
Splunk, Inc. (d)	2,738	544,041
Stanley Black & Decker, Inc.	112	15,611
Starbucks Corp.	47,363	3,485,443
Stryker Corp.	1,173	211,363
T-Mobile US, Inc. (d)	2,963	308,596
Target Corp.	215	25,785
Texas Instruments, Inc.	83	10,539
Thermo Fisher Scientific, Inc.	7,576	2,745,088
Thor Industries, Inc.	76	8,096
The TJX Cos., Inc.	43,665	2,207,702
The Travelers Cos., Inc.	2,428	276,913
U.S. Bancorp	12,206	449,425
Uber Technologies, Inc. (d)	52,506	1,631,886
Union Pacific Corp.	23,957	4,050,410
United Parcel Service, Inc. Class B	135	15,009
United States Oil Fund LP (d) (g)	5,237	146,950
UnitedHealth Group, Inc.	19,987	5,895,166
Vail Resorts, Inc.	32	5,829
VeriSign, Inc. (d)	136	28,129
Verizon Communications, Inc.	4,873	268,648
Vertex Pharmaceuticals, Inc. (d)	4,602	1,336,007
Visa, Inc. Class A	1,820	351,569
Vistra Energy Corp.	14,522	270,400
VMware, Inc. Class A (d) (h)	13,315	2,061,961
Walgreens Boots Alliance, Inc.	451	19,118
Walmart, Inc.	22,259	2,666,183
The Walt Disney Co.	10,752	1,198,956
Wells Fargo & Co.	8,403	215,117
Western Digital Corp.	4,625	204,194
Weyerhaeuser Co.	7,851	176,333
The Williams Cos., Inc.	30,861	586,976
Winnebago Industries, Inc.	120	7,994
Workday, Inc. Class A (d)	101	18,923
Wynn Resorts Ltd.	2,083	155,163
Xilinx, Inc.	9,696	953,989
Yum China Holdings, Inc.	4,384	210,739
Yum! Brands, Inc.	144	12,515
Zillow Group, Inc. Class C (d) (h)	3,471	199,964
Zimmer Biomet Holdings, Inc.	44	5,252
Zoetis, Inc.	2,278	312,177
Zscaler, Inc. (d)	2,925	320,287
		227,998,845

TOTAL COMMON STOCK (Cost $297,087,951)		342,124,168

PREFERRED Stock — 1.1%
Brazil — 0.0%
Banco Bradesco SA 5.940%	757	2,882
Centrais Eletricas Brasileiras SA (d)	919	5,448
Itau Unibanco Holding SA 5.160%	26,136	122,315
Petroleo Brasileiro SA 0.250%	772	3,059
		133,704
United Kingdom — 0.1%
Aptiv PLC, Convertible 5.500%	3,561	366,000
United States — 1.0%
2020 Cash Mandatory Exchangeable Trust, Convertible 5.250% (e)	914	932,326
Becton Dickinson and Co., Convertible 6.000%	8,950	476,140
Boston Scientific Corp., Convertible 5.500%	2,343	245,289
C3ai, Inc., Series D, (Acquired 10/07/19, Cost $501,053) (a) (b) (c) (d)	113,005	600,057
C3ai, Inc., Series E, (Acquired 10/07/19, Cost $57,548) (a) (b) (c) (d)	12,979	68,918
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370% 7.130% VRN	17,199	455,774
Databricks, Inc., Series F, (Acquired 10/22/19, Cost $283,760) (a) (b) (c) (d)	6,607	437,714
GMAC Capital Trust I, Series 2, 7.542%, 3 mo. USD LIBOR + 5.785% 6.177% VRN	18,893	423,581
Grand Rounds, Inc., Series C, (Acquired 3/31/15, Cost $336,853) (a) (b) (c) (d)	121,323	450,108

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Grand Rounds, Inc., Series D, (Acquired 5/01/18, Cost $185,458) (a) (b) (c) (d)	76,520	$280,828
Lookout, Inc., Series F, (Acquired 9/19/14-10/22/14, Cost $628,910) (a) (b) (c) (d)	55,056	613,874
Palantir Technologies, Inc., Series I, (Acquired 3/27/14, Cost $656,474) (a) (b) (c) (d)	107,092	735,722
Wells Fargo & Co. Series L, 7.500% (j)	153	198,441
		5,918,772
TOTAL PREFERRED STOCK (Cost $5,923,058)		6,418,476

TOTAL EQUITIES (Cost $303,011,009)		348,542,644

	Principal Amount
Bonds & Notes — 24.5%

Bank Loans — 0.6%
France — 0.1%
Casino Guichard Perrachon SA, Term Loan B, EURIBOR + 5.500% 5.500% VRN 1/31/24 EUR (i)	$592,000	648,650
Netherlands — 0.3%
Boels Topholding BV, 2020 EUR Term Loan B, 0.000% 2/05/27 EUR (i) (k)	825,000	889,237
Ziggo BV, 2019 Term Loan H, EURIBOR + 3.000% 3.000% VRN 1/31/29 EUR (i)	1,017,786	1,102,465
		1,991,702
United States — 0.2%
Airbnb, Inc., Term Loan, 3 mo. LIBOR + 7.500 8.500% VRN 4/17/25	200,000	207,000
Caesars Resort Collection LLC, 2020 Term Loan, 0.000% 6/19/25 (k)	117,000	109,761
Douglas Dynamics Holdings, Inc., 2020 Additional Term Loan B, 1 mo. LIBOR + 3.750% 4.750% VRN 6/05/26	40,750	39,833
Fieldwood Energy LLC Exit 1st Lien TL, 0.000% 4/11/22 (l)	130,182	23,650
Exit 2nd Lien TL, 0.000% 4/11/23 (l)	175,746	1,055
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 1.935% VRN 6/22/26	491,275	462,938
Pacific Gas & Electric Company, 2020 Exit Term Loan B, 3 mo. LIBOR + 4.500% 5.500% VRN 6/18/25	162,000	158,963
		1,003,200

TOTAL BANK LOANS (Cost $3,957,994)		3,643,552

Corporate Debt — 7.3%
Australia — 0.4%
FMG Resources August 2006 Pty Ltd. 4.750% 5/15/22 (e)	10,000	10,194
5.125% 3/15/23 (e)	7,000	7,192
5.125% 5/15/24 (e)	11,000	11,330
Quintis (Australia) Pty Limited First Lien Note, (Acquired 7/20/16-4/01/20, Cost $1,044,162), 7.500% 10/01/26 (a) (b) (c) (e)	1,045,462	1,045,462
Quintis (Australia) Pty Limited Second Lien Note, (Acquired 7/20/16, Cost $1,077,000), 12.000% 10/01/28 (a) (b) (c) (e)	1,095,355	1,095,355
		2,169,533
Canada — 0.1%
1011778 BC ULC / New Red Finance, Inc. 5.000% 10/15/25 (e)	34,000	33,800

Bausch Health Cos., Inc. 5.500% 11/01/25 (e)	19,000	19,475
5.750% 8/15/27 (e)	6,000	6,360
6.250% 2/15/29 (e)	39,000	39,195
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.250% 9/15/27 (e)	9,000	8,607
Magna International, Inc. 2.450% 6/15/30	20,000	20,453
Masonite International Corp. 5.375% 2/01/28 (e)	18,000	18,405

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Mattamy Group Corp. 4.625% 3/01/30 (e)	$135,000	$129,600
		275,895
Chile — 0.0%
Corp. Nacional del Cobre de Chile 4.250% 7/17/42 (e)	200,000	219,249
Colombia — 0.0%
Ecopetrol SA 6.875% 4/29/30	138,000	158,162
France — 0.0%
BNP Paribas SA 3.375% 1/09/25 (e)	200,000	216,168
Germany — 0.1%
Vertical Holdco GmbH 6.625% 7/15/28 EUR (e) (i) (m)	110,000	123,585
Vertical Midco GmbH 4.375% 7/15/27 EUR (e) (i) (m)	166,000	186,501
		310,086
India — 0.0%
REI Agro Ltd., Convertible 5.500% 11/13/14 (e) (l)	618,000	6
Indonesia — 0.0%
Pertamina Persero PT 3.650% 7/30/29 (e)	200,000	207,991
Italy — 0.0%
UniCredit SpA 5 year USD ICE Swap + 4.750% 5.459% VRN 6/30/35 (e)	200,000	201,626
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3.777% 3/02/25	158,000	174,234
Takeda Pharmaceutical Co. Ltd. 2.050% 3/31/30 (m)	200,000	199,891
3.175% 7/09/50 (m)	273,000	272,114
		646,239
Mexico — 0.1%
Comision Federal de Electricidad 4.750% 2/23/27 (e)	200,000	210,000
Petroleos Mexicanos 4.500% 1/23/26	81,000	70,673
		280,673
Netherlands — 0.2%
Bio City Development Co. B.V., (Acquired 7/05/11, Cost $1,400,000), 8.000% 7/06/20 (a) (b) (c) (e) (l)	1,400,000	176,820
ING Groep NV 4.100% 10/02/23	590,000	646,462
Petrobras Global Finance BV 5.299% 1/27/25	70,000	72,731
5.600% 1/03/31	171,000	171,769
		1,067,782
Saudi Arabia — 0.0%
Saudi Arabian Oil Co. 4.250% 4/16/39 (e)	200,000	222,488
Singapore — 0.1%
CapitaLand Ltd. 1.950% 10/17/23 SGD (e) (i)	500,000	343,176
Spain — 0.1%
Banco Santander SA 2.746% 5/28/25	200,000	207,263
3.490% 5/28/30	200,000	214,761
		422,024
United Arab Emirates — 0.0%
DP World PLC 6.850% 7/02/37 (e)	100,000	121,500
United Kingdom — 0.4%
Ellaktor Value PLC 6.375% 12/15/24 EUR (e) (i)	420,000	395,078

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Ferguson Finance PLC 3.250% 6/02/30 (e)	$200,000	$204,900
HSBC Holdings PLC 5 year USD ICE Swap + 3.705% 6.375% VRN (j)	705,000	711,169
Lloyds Bank PLC 5 Year UK Gilt + 13.400% 13.000% VRN GBP (i) (j)	365,000	773,077
UBS Group AG 4.125% 9/24/25 (e)	220,000	249,360
		2,333,584
United States — 5.7%
AbbVie, Inc. 4.250% 11/21/49 (e)	172,000	208,493
Acadia Healthcare Co., Inc. 5.500% 7/01/28 (e)	40,000	40,100
Agilent Technologies, Inc. 2.100% 6/04/30	145,000	148,588
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC 3.500% 2/15/23 (e)	11,000	11,138
5.750% 3/15/25	52,000	53,138
6.625% 6/15/24	17,000	17,425
7.500% 3/15/26 (e)	9,000	9,720
AMC Networks, Inc. 4.750% 8/01/25	11,000	10,837
5.000% 4/01/24	14,000	13,860
American Express Co. 3 mo. USD LIBOR + 3.285% 3.598% VRN (j)	244,000	207,878
American Tower Corp. 3.100% 6/15/50	260,000	257,175
Anthem, Inc. 2.250% 5/15/30	310,000	318,025
3.125% 5/15/50	170,000	175,862
Aramark Services, Inc. 4.750% 6/01/26	7,000	6,738
5.000% 2/01/28 (e)	16,000	15,200
AT&T, Inc. 2.300% 6/01/27	279,000	288,840
AutoNation, Inc.
4.750% 6/01/30	76,000	82,351
Avantor, Inc. 6.000% 10/01/24 (e)	22,000	22,990
Bank of America Corp. SOFR + 2.150% 2.592% VRN 4/29/31	480,000	507,910
4.000% 1/22/25	197,000	217,558
Becton Dickinson and Co. 2.823% 5/20/30	49,000	51,847
3.794% 5/20/50	65,000	72,194
Bemis Co., Inc. 2.630% 6/19/30	61,000	62,542
BorgWarner, Inc. 2.650% 7/01/27	82,000	84,132
Broadcom, Inc. 3.150% 11/15/25 (e)	43,000	45,766
4.150% 11/15/30 (e)	120,000	130,402
Buckeye Partners LP 4.125% 3/01/25 (e)	125,000	119,909
Calpine Corp. 5.125% 3/15/28 (e)	34,000	33,320
Carrier Global Corp. 2.242% 2/15/25 (e)	114,000	116,556
3.577% 4/05/50 (e)	114,000	112,212
Cedar Fair LP 5.250% 7/15/29 (e)	7,000	6,335
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 5.375% 4/15/27	7,000	6,265
Centene Corp. 4.250% 12/15/27	35,000	36,117
4.750% 1/15/25	215,000	220,111
5.250% 4/01/25 (e)	16,000	16,475
5.375% 6/01/26 (e)	242,000	250,872
5.375% 8/15/26 (e)	11,000	11,442
Charles River Laboratories International, Inc. 5.500% 4/01/26 (e)	7,000	7,280
Charter Communications Operating LLC/Charter Communications Operating Capital 2.800% 4/01/31	420,000	425,469
Cheniere Energy Partners LP 5.250% 10/01/25	55,000	54,818
5.625% 10/01/26	16,000	15,920
Churchill Downs, Inc. 5.500% 4/01/27 (e)	9,000	8,809
Citigroup, Inc. SOFR + 2.750% 3.106% VRN 4/08/26	455,000	489,387
3 mo. USD LIBOR + .897% 3.352% VRN 4/24/25	270,000	291,729

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 3.914% 4.412% VRN 3/31/31	$235,000	$278,832
SOFR + 4.548% 5.316% VRN 3/26/41	147,000	199,558
3 mo. USD LIBOR + 4.095% 5.950% VRN (j)	343,000	327,246
Clark Equipment Co. 5.875% 6/01/25 (e)	27,000	27,608
Clean Harbors, Inc. 4.875% 7/15/27 (e)	8,000	8,220
Colfax Corp. 6.000% 2/15/24 (e)	9,000	9,281
Colt Merger Sub, Inc. 5.750% 7/01/25 (e) (m)	78,000	78,445
6.250% 7/01/25 (e)(m)	583,000	579,356
8.125% 7/01/27 (e)(m)	222,000	214,507
Comcast Corp. 2.800% 1/15/51	155,000	158,950
CommScope, Inc. 7.125% 7/01/28 (e) (m)	47,000	46,887
Crown Castle International Corp. 4.150% 7/01/50	268,000	314,071
CrownRock LP / CrownRock Finance, Inc. 5.625% 10/15/25 (e)	16,000	14,340
CSC Holdings LLC 4.125% 12/01/30 (e)	255,000	252,769
CVS Health Corp. 3.625% 4/01/27	90,000	101,069
3.750% 4/01/30	175,000	201,619
5.050% 3/25/48	172,000	225,302
Darling Ingredients, Inc. 5.250% 4/15/27 (e)	7,000	7,194
DaVita, Inc. 4.625% 6/01/30 (e)	370,000	368,224
5.000% 5/01/25	21,000	21,473
The Dow Chemical Co. 3.625% 5/15/26	184,000	202,614
Elanco Animal Health, Inc. 4.662% STEP 8/27/21	7,000	7,140
5.022% STEP 8/28/23	11,000	11,550
Endeavor Energy Resources LP / EER Finance, Inc. 5.500% 1/30/26 (e)	7,000	6,703
5.750% 1/30/28 (e)	14,000	13,440
Energizer Holdings, Inc. 4.750% 6/15/28 (e) (m)	54,000	52,972
Energy Transfer Operating LP 4.050% 3/15/25	115,000	122,030
ERAC USA Finance LLC 3.800% 11/01/25 (e)	172,000	181,976
ESH Hospitality, Inc. 5.250% 5/01/25 (e)	18,000	17,280
Exxon Mobil Corp. 3.452% 4/15/51	195,000	215,949
Fiserv, Inc. 2.650% 6/01/30	160,000	169,531
Forestar Group, Inc. 5.000% 3/01/28 (e)	273,000	267,540
Freeport-McMoRan, Inc. 5.000% 9/01/27	34,000	34,159
General Electric Co. 4.350% 5/01/50	70,000	69,230
General Mills, Inc. 2.875% 4/15/30	288,000	313,569
General Motors Co. 6.800% 10/01/27	81,000	94,386
General Motors Financial Co., Inc. 3.600% 6/21/30	214,000	208,279
5.200% 3/20/23	115,000	122,902
Georgia-Pacific LLC 2.100% 4/30/27 (e)	105,000	109,041
2.300% 4/30/30 (e)	465,000	484,398
Global Payments, Inc. 2.900% 5/15/30	175,000	183,637
GLP Capital LP / GLP Financing II, Inc. 4.000% 1/15/31	195,000	193,586
The Goldman Sachs Group, Inc. 2.600% 2/07/30	172,000	180,358
3 mo. USD LIBOR + 1.053% 2.908% VRN 6/05/23	369,000	382,518
3.500% 4/01/25	955,000	1,047,165
3.625% 2/20/24	430,000	467,562
3 mo. USD LIBOR + 3.922% 4.370% VRN (j)	392,000	359,346
4.750% 10/21/45	40,000	52,246
Great Western Petroleum LLC / Great Western Finance Corp. 9.000% 9/30/21 (e)	92,000	55,200
H&E Equipment Services, Inc. 5.625% 9/01/25	13,000	13,127
Hanesbrands, Inc. 4.625% 5/15/24 (e)	13,000	12,935

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc. 3.500% 9/01/30	$520,000	$500,849
5.250% 6/15/49	115,000	137,777
5.375% 9/01/26	34,000	37,017
HD Supply, Inc. 5.375% 10/15/26 (e)	11,000	11,234
Hilton Domestic Operating Co., Inc. 5.125% 5/01/26	21,000	20,908
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/01/25	12,000	11,733
4.875% 4/01/27	8,000	7,810
The Home Depot, Inc. 3.300% 4/15/40	256,000	287,382
The Howard Hughes Corp. 5.375% 3/15/25 (e)	14,000	13,028
Hughes Satellite Systems Corp. 7.625% 6/15/21	64,000	65,920
iHeartCommunications, Inc. 4.750% 1/15/28 (e)	57,000	52,582
5.250% 8/15/27 (e)	68,000	65,110
6.375% 5/01/26	388,305	384,422
8.375% 5/01/27	117,060	107,270
International Business Machines Corp. 1.950% 5/15/30	276,000	282,305
2.850% 5/15/40	155,000	161,401
2.950% 5/15/50	100,000	102,608
Iron Mountain, Inc. 5.250% 7/15/30 (e)	280,000	275,800
JBS USA LUX SA/JBS USA Finance, Inc. 5.750% 6/15/25 (e)	49,000	49,612
6.500% 4/15/29 (e)	21,000	22,286
6.750% 2/15/28 (e)	14,000	14,788
JP Morgan Chase & Co. SOFR + 1.850% 2.083% VRN 4/22/26	420,000	436,220
SOFR + 1.890% 2.182% VRN 6/01/28	143,000	148,021
SOFR + 2.440% 3.109% VRN 4/22/51	220,000	236,882
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250% 6/01/26 (e)	34,000	34,850
L Brands, Inc. 6.875% 7/01/25 (e)	34,000	35,105
Lam Research Corp. 1.900% 6/15/30	70,000	71,551
Lamar Media Corp. 4.875% 1/15/29 (e)	26,000	26,130
5.750% 2/01/26	9,000	9,285
Lamb Weston Holdings, Inc. 4.625% 11/01/24 (e)	12,000	12,450
4.875% 11/01/26 (e)	12,000	12,420
Lennar Corp. 4.125% 1/15/22	8,000	8,100
4.500% 4/30/24	9,000	9,358
4.750% 4/01/21	7,000	7,085
Level 3 Financing, Inc. 4.250% 7/01/28 (e)	477,000	476,451
4.625% 9/15/27 (e)	36,000	36,270
5.125% 5/01/23	10,000	10,000
5.250% 3/15/26	11,000	11,303
Lowe’s Cos., Inc. 5.125% 4/15/50	150,000	204,714
Marathon Petroleum Corp. 4.700% 5/01/25	148,000	165,680
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (e)	205,000	209,612
Marriott Ownership Resorts, Inc. / ILG LLC 6.500% 9/15/26	11,000	11,083
Marsh & McLennan Cos., Inc. 2.250% 11/15/30	172,000	178,493
4.375% 3/15/29	42,000	50,010
Mauser Packaging Solutions Holding Co. 7.250% 4/15/25 (e)	40,000	36,271
McDonald’s Corp. 3.500% 7/01/27	125,000	141,936
4.200% 4/01/50	172,000	208,538
4.450% 9/01/48	150,000	185,320
Meritor, Inc. 6.250% 6/01/25 (e)	29,000	29,290
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.625% 6/15/25 (e)	85,000	83,120
5.625% 5/01/24	15,000	15,525
Microchip Technology, Inc. 4.333% 6/01/23	163,000	175,838
Molina Healthcare, Inc. 5.375% STEP 11/15/22	10,000	10,200
Mondelez International, Inc. 2.750% 4/13/30	225,000	242,198
Morgan Stanley

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.990% 2.188% VRN 4/28/26	$310,000	$322,775
SOFR + 3.120% 3.622% VRN 4/01/31	658,000	751,682
3 mo. USD LIBOR + 3.610% 4.829% VRN (j)	277,000	249,287
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	20,000	20,550
NBCUniversal Enterprise, Inc. 5.250% (e) (j)	300,000	300,750
Netflix, Inc. 5.500% 2/15/22	10,000	10,428
Newell Brands, Inc. 4.350% STEP 4/01/23	19,000	19,566
Newmont Corp. 2.250% 10/01/30	172,000	174,316
Norfolk Southern Corp. 3.050% 5/15/50	120,000	123,554
NRG Energy, Inc. 5.250% 6/15/29 (e)	11,000	11,550
5.750% 1/15/28	12,000	12,660
6.625% 1/15/27	18,000	18,788
7.250% 5/15/26	15,000	15,825
NVIDIA Corp. 3.500% 4/01/50	130,000	148,532
ONEOK Partners LP 4.900% 3/15/25	267,000	289,860
ONEOK, Inc. 2.750% 9/01/24	157,000	158,399
Oracle Corp. 2.800% 4/01/27	506,000	552,605
2.950% 4/01/30	506,000	563,500
3.600% 4/01/40	506,000	574,356
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 7.375% 6/01/25 (e)	29,000	29,508
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.000% 8/15/27 (e)	9,000	8,100
6.250% 6/15/25 (e)	24,000	24,157
Parsley Energy LLC/Parsley Finance Corp. 5.250% 8/15/25 (e)	176,000	169,022
5.375% 1/15/25 (e)	69,000	67,123
5.625% 10/15/27 (e)	10,000	9,850
PBF Holding Co. LLC / PBF Finance Corp. 9.250% 5/15/25 (e)	185,000	197,487
Pfizer, Inc. 1.700% 5/28/30	135,000	137,232
PG&E Corp. 5.000% 7/01/28	161,000	160,952
5.250% 7/01/30	28,000	28,160
Pilgrim’s Pride Corp. 5.875% 9/30/27 (e)	12,000	12,002
Prudential Financial, Inc. 3.700% 3/13/51	184,000	201,766
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	143,000	152,152
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	211,000	224,588
Quicken Loans LLC 5.250% 1/15/28 (e)	14,000	14,446
5.750% 5/01/25 (e)	17,000	17,379
Rackspace Hosting, Inc. 8.625% 11/15/24 (e)	40,000	40,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.125% 7/15/23 (e)	34,000	34,258
Select Medical Corp. 6.250% 8/15/26 (e)	263,000	265,880
Service Properties Trust 4.500% 6/15/23	97,000	92,871
5.000% 8/15/22	134,000	131,591
The Sherwin-Williams Co. 3.800% 8/15/49	172,000	187,534
Sirius XM Radio, Inc. 3.875% 8/01/22 (e)	14,000	14,107
4.125% 7/01/30 (e)	243,000	240,317
4.625% 7/15/24 (e)	20,000	20,500
5.000% 8/01/27 (e)	21,000	21,463
5.375% 4/15/25 (e)	14,000	14,378
5.375% 7/15/26 (e)	14,000	14,458
5.500% 7/01/29 (e)	18,000	18,947
Six Flags Entertainment Corp. 4.875% 7/31/24 (e)	14,000	12,530
SM Energy Co. 1.500% 7/01/21	32,000	29,373
5.000% 1/15/24	15,000	8,100
6.125% 11/15/22	30,000	21,900
10.000% 1/15/25 (e)	135,400	128,546
Spectrum Brands, Inc. 5.500% 7/15/30 (e)	27,000	27,034
Standard Industries, Inc. 4.375% 7/15/30 (e)	43,000	42,892

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 2/15/27 (e)	$7,000	$7,088
Starbucks Corp. 2.550% 11/15/30	171,000	179,370
3.500% 11/15/50	171,000	180,165
Steel Dynamics, Inc. 3.250% 1/15/31	17,000	17,339
Summit Materials LLC / Summit Materials Finance Corp. 6.125% 7/15/23	9,000	8,960
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	57,000	58,392
Sunoco LP / Sunoco Finance Corp. 4.875% 1/15/23	14,000	13,790
5.500% 2/15/26	11,000	10,670
6.000% 4/15/27	8,000	7,920
T-Mobile USA, Inc. 2.550% 2/15/31 (e)	372,000	373,309
3.500% 4/15/25 (e)	150,000	163,258
3.750% 4/15/27 (e)	503,000	557,410
3.875% 4/15/30 (e)	503,000	559,819
Talen Energy Supply LLC 7.625% 6/01/28 (e)	215,000	215,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.125% 2/01/25	7,000	6,738
5.375% 2/01/27	7,000	6,755
5.875% 4/15/26	14,000	13,860
6.500% 7/15/27	11,000	11,028
6.750% 3/15/24	8,000	7,980
6.875% 1/15/29	12,000	12,570
Teleflex, Inc. 4.625% 11/15/27	7,000	7,400
Tempur Sealy International, Inc. 5.500% 6/15/26	8,000	8,080
Tenet Healthcare Corp. 4.625% 7/15/24	60,000	58,787
4.625% 9/01/24 (e)	8,000	7,820
4.625% 6/15/28 (e)	28,000	27,278
4.875% 1/01/26 (e)	29,000	28,239
5.125% 5/01/25	19,000	18,339
6.250% 2/01/27 (e)	22,000	21,835
Terex Corp. 5.625% 2/01/25 (e)	8,000	7,280
The TJX Cos., Inc. 3.875% 4/15/30	118,000	138,672
TransDigm, Inc. 6.250% 3/15/26 (e)	1,028,000	1,025,451
Union Pacific Corp. 3.250% 2/05/50	172,000	188,443
United Rentals North America, Inc. 4.625% 10/15/25	10,000	10,050
4.875% 1/15/28	23,000	23,575
5.500% 7/15/25	34,000	34,892
5.500% 5/15/27	15,000	15,450
5.875% 9/15/26	15,000	15,720
6.500% 12/15/26	16,000	16,800
US Concrete, Inc. 6.375% 6/01/24	8,000	7,900
USB Capital IX 3 mo. USD LIBOR + 1.020% 3.500% VRN (j)	100,000	82,600
VICI Properties LP / VICI Note Co., Inc. 3.500% 2/15/25 (e)	95,000	89,300
3.750% 2/15/27 (e)	95,000	89,300
4.125% 8/15/30 (e)	110,000	104,912
Vistra Operations Co. LLC 5.000% 7/31/27 (e)	18,000	18,203
5.500% 9/01/26 (e)	14,000	14,286
5.625% 2/15/27 (e)	354,000	363,328
Wells Fargo & Co. SOFR + 2.530% 3.068% VRN 4/30/41	268,000	279,547
3.750% 1/24/24	242,000	264,421
The William Carter Co. 5.625% 3/15/27 (e)	7,000	7,210
WPX Energy, Inc. 5.750% 6/01/26	7,000	6,790
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (e)	7,000	6,738
XPO Logistics, Inc. 6.125% 9/01/23 (e)	8,000	8,100
6.250% 5/01/25 (e)	95,000	99,512
6.750% 8/15/24 (e)	15,000	15,714
		33,175,385

TOTAL CORPORATE DEBT (Cost $43,056,433)		42,371,567

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
United States — 0.8%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D, 4.280% VRN 8/10/35 (e) (n)	$115,000	$118,610
BANK, Series 2017-BNK9, Class A4, 3.538% 11/15/54	57,084	64,270
Barclays Commercial Mortgage Trust, Series 2018-TALL, Class C, 1 mo. USD LIBOR + 1.121% 1.306% FRN 3/15/37 (e)	128,000	120,327
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.633% 3/10/33 (e)	100,000	100,133
BX Commercial Mortgage Trust Series 2019-XL, Class G, 1 mo. USD LIBOR + 2.300% 2.485% FRN 10/15/36 (e)	262,735	250,203
Series 2019-XL, Class J, 1 mo. USD LIBOR + 2.650% 2.835% FRN 10/15/36 (e)	95,540	90,367
BX Trust Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 2.235% FRN 11/15/35 (e)	70,000	67,714
Series 2019-OC11, Class D, 4.076% VRN 12/09/41 (e) (n)	204,000	188,795
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (e) (n)	286,000	253,869
CD Commercial Mortgage Trust, Series 2017-CD6, Class B, 3.911% VRN 11/13/50 (n)	22,907	23,606
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 mo. USD LIBOR + 2.150% 2.335% FRN 7/15/32 (e)	91,354	86,950
COMM Mortgage Trust Series 2019-521F, Class A, 1 mo. USD LIBOR + .900% 1.085% FRN 6/15/34 (e)	157,000	152,303
Series 2014-CR21, Class A3, 3.528% 12/10/47	111,090	120,164
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.350% 2.535% FRN 12/15/31 (e)	53,000	50,289
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.561% 3/15/53	309,965	331,984
GRACE Mortgage Trust, Series 2014-GRCE, Class B, 3.520% 6/10/28 (e)	100,000	100,155
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5, 4.029% 3/10/52	114,000	134,883
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.720% 12/15/49	89,000	99,563
Series 2015-C24, Class C, 4.488% VRN 5/15/48 (n)	17,233	16,192
Navient Private Education Loan Trust, Series 2014-AA, Class A3, 1 mo. USD LIBOR + 1.600% 1.785% FRN 10/15/31 (e)	154,000	144,903
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.420% 1/15/43 (e)	100,000	102,219
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840% 5/14/32 (e)	468,000	482,066
SLM Private Credit Student Loan Trust Series 2007-A, Class A4A, 3 mo. USD LIBOR + .240% 0.553% FRN 12/16/41	194,581	180,444
Series 2006-A, Class A5, 3 mo. USD LIBOR + .290% 0.603% FRN 6/15/39	182,030	168,777
Series 2005-B, Class A4, 3 mo. USD LIBOR + .330% 0.643% FRN 6/15/39	119,244	109,260
Series 2010-C, Class A5, 1 mo. USD LIBOR + 4.750% 4.935% FRN 10/15/41 (e)	422,000	443,048
SMB Private Education Loan Trust Series 2020-PTA, Class A2A, 1.600% 9/15/54 (e)	188,000	185,392
Series 2019-A, Class A2A, 3.440% 7/15/36 (e)	110,000	111,634
SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.690% 6/15/48 (e)	100,000	104,129
UBS Commercial Mortgage Trust, Series 2019-C17, Class A4, 2.921% 10/15/52	31,331	33,956
VNO Mortgage Trust 4.033% 1/10/35 (e)	100,000	102,387
Wells Fargo Commercial Mortgage Trust, Series 2018-1745, Class A, 3.874% VRN 6/15/36 (e) (n)	100,000	110,271
		4,648,863

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,632,902)		4,648,863

Sovereign Debt Obligations — 5.4%
Argentina — 0.2%
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (i) (l)	315,000	134,030
5.250% 1/15/28 EUR (e) (i) (l)	100,000	41,064
5.875% 1/11/28 (l)	890,000	353,330
6.875% 1/26/27 (l)	906,000	361,494
7.820% 12/31/33 EUR (i) (l)	328,656	154,602
		1,044,520

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Australia — 0.8%
Australia Government International Bond 3.000% 3/21/47 AUD (e) (i)	$4,942,000	$4,340,138
China — 0.5%
China Government International Bond 3.290% 5/23/29 CNY (i)	20,990,000	3,049,647
Colombia — 0.0%
Colombia Government International Bond 4.500% 3/15/29	200,000	219,700
Dominican Republic — 0.0%
Dominican Republic International Bond 5.500% 1/27/25 (e)	100,000	101,150
6.875% 1/29/26 (e)	100,000	104,800
		205,950
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe 0.000% 8/15/50 EUR (e) (i)	668,626	753,312
Greece — 0.3%
Hellenic Republic Government Bond 2.000% 4/22/27 EUR (e) (i)	1,200,000	1,441,913
Indonesia — 0.0%
Indonesia Government International Bond 6.625% 2/17/37 (e)	114,000	155,851
Italy — 1.3%
Italy Buoni Poliennali Del Tesoro 1.350% 4/01/30 EUR (e) (i)	4,000,000	4,548,160
3.850% 9/01/49 EUR (e) (i)	2,013,000	3,055,215
		7,603,375
Japan — 0.9%
Japan Government Thirty Year Bond 0.400% 9/20/49 JPY (i)	602,150,000	5,302,043
Mexico — 0.1%
Mexico Government International Bond 4.750% 4/27/32	200,000	220,500
Panama — 0.0%
Panama Government International Bond 6.700% 1/26/36	107,000	153,947
Peru — 0.0%
Peruvian Government International Bond 6.550% 3/14/37	48,000	73,020
Qatar — 0.1%
Qatar Government International Bond 3.400% 4/16/25 (e)	280,000	304,502
4.400% 4/16/50 (e)	200,000	247,540
		552,042
Romania — 0.0%
Romanian Government International Bond 6.125% 1/22/44 (e)	56,000	73,360
Russia — 0.1%
Russian Foreign Bond - Eurobond 5.250% 6/23/47 (e)	200,000	264,000
Saudi Arabia — 0.1%
Saudi Government International Bond 4.625% 10/04/47 (e)	200,000	233,192
Spain — 0.9%
Spain Government International Bond 0.600% 10/31/29 EUR (e) (i)	3,532,000	4,058,548
1.250% 10/31/30 EUR (e) (i)	485,000	587,736
2.700% 10/31/48 EUR (e) (i)	384,000	582,148
		5,228,432
Ukrainian Ssr — 0.0%
Ukraine Government International Bond 7.750% 9/01/25 (e)	200,000	208,422

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Uruguay — 0.0%
Uruguay Government International Bond 5.100% 6/18/50	$121,965	$157,336

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $31,806,311)		31,280,700
U.S. Government Agency Obligations and Instrumentalities — 2.0%
United States — 2.0%
Uniform Mortgage Backed Securities TBA (m) Pool #983 2.500% 7/14/50	11,240,458	11,719,933

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,632,388)		11,719,933
U.S. Treasury Obligations — 8.4%
United States — 8.4%
U.S. Treasury Bond 1.125% 5/15/40	972,300	963,436
2.375% 11/15/49 (f)	4,849,700	5,989,902
U.S. Treasury Inflation Index 0.125% 10/15/24	7,540,330	7,897,123
0.125% 4/15/25	7,108,293	7,446,712
0.125% 1/15/30	3,723,758	4,022,783
0.625% 4/15/23	2,434,780	2,531,604
U.S. Treasury Note 1.750% 11/15/20 (g)	5,200,000	5,230,789
1.750% 11/15/29 (f)	13,370,700	14,762,254
		48,844,603

TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,722,698)		48,844,603

TOTAL BONDS & NOTES (Cost $140,808,726)		142,509,218

	Number of Shares
Mutual Funds — 4.5%

Diversified Financial Services — 4.5%

United States — 4.5%
Consumer Discretionary Select Sector SPDR Fund	4,940	630,887
Financial Select Sector SPDR Fund	23,899	553,023
Industrial Select Sector SPDR Fund	13,942	957,815
Invesco QQQ Trust Series 1	3,536	875,514
iShares China Large-Cap ETF	13,033	517,410
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,243	570,684
iShares iBoxx High Yield Corporate Bond ETF	49,175	4,013,664
iShares MSCI Emerging Markets ETF	2,060	82,379
iShares Nasdaq Biotechnology ETF	793	108,395
iShares Russell 2000 Index Fund	6,554	938,402
iShares S&P 500 Value ETF	5,829	630,756
KraneShares CSI China Internet ETF	3,596	222,736
SPDR Gold Shares (f) (g)	74,850	12,527,644
SPDR S&P 500 Trust ETF	8,569	2,642,337
VanEck Vectors Semiconductor ETF	3,000	458,400
		25,730,046

TOTAL MUTUAL FUNDS (Cost $24,469,996)		25,730,046

TOTAL PURCHASED OPTIONS (#) — 1.1% (Cost $5,242,390)		6,517,464

Rights — 0.0%

Spain — 0.0%
Repsol SA, Expires 7/09/20 (d)	563	274
Telefonica SA, Expires 7/06/20 (d)	926	182
		456
United States — 0.0%
T-Mobile US, Inc., Expires 7/27/20 (d)	2,963	498

TOTAL RIGHTS (Cost $1,611)		954

TOTAL LONG-TERM INVESTMENTS (Cost $473,533,732)		523,300,326

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 12.9%

Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (o)	$1,569,367	$1,569,367

Sovereign Debt Obligations — 4.7%
Japan Treasury Discount Bill 0.000% 7/20/20 JPY (i)	403,950,000	3,741,400
0.000% 7/27/20 JPY (i)	441,200,000	4,086,548
0.000% 8/03/20 JPY (i)	464,050,000	4,298,339
0.000% 8/11/20 JPY (i)	572,250,000	5,300,753
0.000% 8/17/20 JPY (i)	514,350,000	4,764,567
0.000% 9/07/20 JPY (i)	161,150,000	1,492,941
0.000% 9/14/20 JPY (i)	355,750,000	3,295,904

		26,980,452

U.S. Treasury Bill — 7.9%
U.S. Treasury Bill 0.000% 7/07/20	8,000,000	7,999,842
0.000% 7/09/20	2,000,000	1,999,949
0.000% 7/09/20	6,000,000	5,999,847
0.000% 7/23/20	2,000,000	1,999,850
0.000% 7/28/20	2,000,000	1,999,801
0.000% 8/06/20	1,000,000	999,880
0.000% 8/13/20	11,000,000	10,998,226
0.000% 8/27/20	4,500,000	4,499,003
0.000% 9/24/20	5,000,000	4,998,288
United States Cash Management Bill 0.000% 9/22/20	4,000,000	3,998,773
		45,493,459

TOTAL SHORT-TERM INVESTMENTS (Cost $74,245,577)		74,043,278

TOTAL INVESTMENTS — 103.1% (Cost $547,779,309) (p)		597,343,604

Other Assets/(Liabilities) — (3.1)%		(17,738,182)

NET ASSETS — 100.0%		$579,605,422

	Number of Shares
Equities Sold Short — (0.1)%

United States — (0.1)%
Netflix, Inc. (d)	(938)	(426,828)

TOTAL EQUITIES SOLD SHORT (Cost $(288,945))		(426,828)

Abbreviation Legend
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments
Percentages are stated as a percent of net assets.
(a) Investment was valued using significant unobservable inputs.

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $5,830,490 or 1.01% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $5,830,490 or 1.01% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $46,088,571 or 7.95% of net assets.
(f)	A portion of this security is pledged/held as collateral for open derivatives.
(g)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Portfolio of Investments for details on the wholly owned subsidiary.
(h)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $1,983,858 or 0.34% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,974,808 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(i)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(j)	Security is perpetual and has no stated maturity date.
(k)	All or a portion of the security represents unsettled loan commitments at June 30, 2020 where the rate will be determined at time of settlement.
(l)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2020, these securities amounted to a value of $1,246,051 or 0.21% of net assets.
(m)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(n)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.
(o)	Maturity value of $1,569,367. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $1,600,858.
(p)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
EUR Call USD Put	Bank of America N.A.	9/25/20	1.14	3,201,114	EUR	3,201,114	$37,403	38,091	$(688)
Capital One Financial Corp.	Bank of America N.A.	11/20/20	55.00	4,087	USD	224,785	53,237	33,513	19,724

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	9/18/20	390.00	1,187	EUR	462,930	26,928	22,400	4,528
EUR Call USD Put	BNP Paribas SA	7/16/20	1.14	4,145,572	EUR	4,145,572	10,247	22,521	(12,274)
SPDR Gold Shares(g)	BNP Paribas SA	12/18/20	185.00	30,923	USD	5,720,755	125,322	157,791	(32,469)
Agilent Technologies, Inc.	Citibank N.A.	8/21/20	87.50	8,468	USD	740,950	39,789	30,908	8,881
Euro Stoxx 50 Index	Credit Suisse International	12/17/21	3,400.00	357	EUR	1,213,800	79,355	84,383	(5,028)
SPDR Gold Shares(g)	Goldman Sachs International	9/18/20	167.00	4,541	USD	758,347	27,381	29,679	(2,298)
Union Pacific Corp.	Goldman Sachs International	9/18/20	182.50	4,219	USD	769,968	18,601	37,065	(18,464)
SPDR Gold Shares(g)	JP Morgan Chase Bank N.A.	7/31/20	166.00	11,392	USD	1,891,072	45,865	55,670	(9,805)
EUR Call USD Put	JP Morgan Chase Bank N.A.	9/17/20	1.14	2,763,715	EUR	2,763,715	29,808	34,315	(4,507)
SPDR Gold Shares(g)	Morgan Stanley & Co. LLC	9/18/20	170.00	25,616	USD	4,354,720	122,379	149,854	(27,475)
Apple, Inc.	Morgan Stanley & Co. LLC	9/18/20	320.00	3,589	USD	1,148,480	189,463	34,813	154,650
SPDR S&P 500 Trust ETF(g)	Morgan Stanley & Co. LLC	9/30/20	170.00	23,044	USD	3,917,480	121,193	109,567	11,626
USD Call NOK Put	Morgan Stanley & Co. LLC	11/19/20	10.70	2,867,000	USD	2,867,000	25,230	30,434	(5,204)
SPDR S&P 500 Trust ETF	Morgan Stanley & Co. LLC	6/18/21	360.00	15,000	USD	5,400,000	75,880	62,250	13,630
SPDR Gold Shares(g)	Societe Generale	7/17/20	168.00	28,441	USD	4,778,088	59,469	159,597	(100,128)
SPDR Gold Shares(g)	Societe Generale	8/21/20	167.00	36,917	USD	6,165,139	174,673	277,616	(102,943)
SPDR Gold Shares(g)	Societe Generale	8/31/20	165.00	22,915	USD	3,780,975	143,237	104,876	38,361
							$1,405,460	1,475,343	$(69,883)
Put
EUR Put USD Call	Bank of America N.A.	7/23/20	1.12	819,000	EUR	819,000	$3,220	11,418	$(8,198)
EUR Put USD Call	Citibank N.A.	8/19/20	1.07	2,691,000	EUR	2,691,000	907	16,115	(15,208)
ASML Holding NV	Credit Suisse International	9/18/20	265.00	588	EUR	155,820	3,572	12,950	(9,378)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
EUR Put JPY Call	HSBC Bank PLC	8/19/20	116.50	1,615,000	EUR	1,615,000	3,629	15,799	(12,170)
Tencent Holdings Ltd.	JP Morgan Chase Bank N.A.	9/29/20	392.22	5,458	HKD	2,140,757	2,420	15,323	(12,903)
USD Put JPY Call	Morgan Stanley & Co. LLC	7/09/20	103.00	4,584,000	USD	4,584,000	5	119,831	(119,826)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. LLC	8/19/20	284.45	55,712	USD	15,847,245	5,202	31,533	(26,331)
USD Put CAD Call	Morgan Stanley & Co. LLC	8/28/20	1.37	2,856,000	USD	2,856,000	41,698	24,776	16,922
							$60,653	247,745	$(187,092)
							$1,466,113	1,723,088	$(256,975)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Alibaba Group Holding Ltd.	7/17/2020	205	14	USD	287,000	$18,550	$11,231	$7,319
Amazon.com, Inc.	7/17/2020	2,300.00	4	USD	920,000	181,920	58,621	123,299
Autodesk, Inc.	7/17/2020	155	18	USD	279,000	147,600	17,942	129,658
Financial Select Sector SPDR	7/17/2020	25	369	USD	922,500	4,797	22,782	(17,985)
Invesco QQQ Trust Series 1	7/17/2020	228	51	USD	1,162,800	107,406	33,682	73,724
iShares iBoxx $ High Yield Corporate Bond ETF	7/17/2020	82	299	USD	2,451,800	22,126	27,876	(5,750)
SPDR S&P 500 Trust ETF	7/17/2020	300	53	USD	1,590,000	66,038	27,663	38,375
SPDR S&P 500 Trust ETF	7/17/2020	310	55	USD	1,705,000	31,460	28,271	3,189
SPDR S&P 500 Trust ETF	7/17/2020	285	88	USD	2,508,000	229,064	76,206	152,858
The Home Depot, Inc.	7/17/2020	240	48	USD	1,152,000	63,408	56,747	6,661
Boston Scientific Corp.	8/21/2020	35	81	USD	283,500	16,524	22,116	(5,592)
Global Payments, Inc.	8/21/2020	195	30	USD	585,000	4,860	30,067	(25,207)
Invesco QQQ Trust Series 1	8/21/2020	260	58	USD	1,508,000	23,258	34,283	(11,025)
Invesco QQQ Trust Series 1	8/21/2020	255	37	USD	943,500	22,940	23,300	(360)
iShares Russell 2000 ETF	8/21/2020	145	91	USD	1,319,500	61,243	55,259	5,984
L3Harris Technologies, Inc.	8/21/2020	200	14	USD	280,000	1,470	19,602	(18,132)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Mastercard, Inc.	8/21/2020	305	19	USD	579,500	18,601	25,873	(7,272)
PPG Industries, Inc.	8/21/2020	95	60	USD	570,000	76,800	28,347	48,453
SPDR S&P 500 Trust ETF	8/21/2020	315	132	USD	4,158,000	105,600	111,071	(5,471)
SPDR S&P 500 Trust ETF	8/21/2020	320	132	USD	4,224,000	73,656	87,025	(13,369)
SPDR S&P 500 Trust ETF	8/21/2020	335	176	USD	5,896,000	26,224	44,545	(18,321)
SPDR S&P 500 Trust ETF	8/21/2020	325	22	USD	715,000	8,118	15,009	(6,891)
The Home Depot, Inc.	8/21/2020	200	24	USD	480,000	120,000	26,330	93,670
Vaneck Vectors Semiconductor	8/21/2020	160	30	USD	480,000	13,800	18,007	(4,207)
Capital One Financial Corp.	9/18/2020	72.5	76	USD	551,000	21,432	57,170	(35,738)
ESTX Banks	9/18/2020	70	186	EUR	651,000	26,121	27,566	(1,445)
Financial Select Sector SPDR	9/18/2020	25	235	USD	587,500	16,920	29,079	(12,159)
Invesco QQQ Trust Series 1	9/18/2020	253	47	USD	1,189,100	42,676	40,627	2,049
iShares Russell 2000 ETF	9/18/2020	160	149	USD	2,384,000	31,141	83,178	(52,037)
NXP Semiconductor NV	9/18/2020	110	28	USD	308,000	35,112	26,747	8,365
Raytheon Technologies Corp.	9/18/2020	75	46	USD	345,000	5,474	21,263	(15,789)
SPDR Gold Shares(g)	9/18/2020	180	122	USD	2,196,000	27,572	58,490	(30,918)
SPDR S&P 500 Trust ETF	9/18/2020	290	34	USD	986,000	96,934	28,466	68,468
SPDR S&P 500 Trust ETF	9/18/2020	300	40	USD	1,200,000	80,720	46,264	34,456
SPDR S&P 500 Trust ETF	9/18/2020	325	81	USD	2,632,500	48,438	48,315	123
SPDR S&P 500 Trust ETF	9/18/2020	330	146	USD	4,818,000	60,882	53,906	6,976
The Walt Disney Co.	9/18/2020	110	35	USD	385,000	30,450	23,902	6,548
SPDR S&P 500 Trust ETF	9/30/2020	294	26	USD	764,400	65,598	26,355	39,243
Apple, Inc.	10/16/2020	300	19	USD	570,000	131,955	37,897	94,058
Costco Wholesale Corp.	10/16/2020	315	10	USD	315,000	9,200	14,022	(4,822)
Starbucks Corp.	10/16/2020	77.5	37	USD	286,750	12,765	21,913	(9,148)
VMware, Inc.	10/16/2020	160	50	USD	800,000	54,700	55,112	(412)
Wells Fargo & Co.	10/16/2020	35	80	USD	280,000	3,440	14,419	(10,979)
SPDR S&P 500 Trust ETF	11/20/2020	350	97	USD	3,395,000	26,675	43,374	(16,699)
Bank of America Corp.	12/18/2020	27	155	USD	418,500	21,545	22,188	(643)
JP Morgan Chase & Co.	12/18/2020	110	36	USD	396,000	13,680	19,773	(6,093)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Microsoft Corp.	12/18/2020	165	33	USD	544,500	136,125	43,961	92,164
SPDR S&P 500 Trust ETF	12/18/2020	290	117	USD	3,393,000	392,886	142,704	250,182
SPDR S&P 500 Trust ETF	12/18/2020	300	184	USD	5,520,000	506,000	113,145	392,855
SPDR S&P 500 Trust ETF	12/31/2020	350	47	USD	1,645,000	15,510	30,608	(15,098)
Amazon.com, Inc.	1/15/2021	2,350.00	1	USD	235,000	51,500	23,500	28,000
Vaneck Vectors Semiconductor	1/15/2021	145	60	USD	870,000	117,600	42,611	74,989
Alibaba Group Holding Ltd.	2/19/2021	210	51	USD	1,071,000	135,150	96,062	39,088
SPDR S&P 500 Trust ETF	12/17/2021	305	69	USD	2,104,500	234,945	98,548	136,397
						$3,898,609	$2,293,020	$1,605,589

Put
SPDR S&P 500 Trust ETF	7/1/2020	295	28	USD	826,000	$168	$6,643	$(6,475)
SPDR S&P 500 Trust ETF	7/2/2020	295	28	USD	826,000	672	8,323	(7,651)
American Airlines Group, Inc.	7/17/2020	13	131	USD	170,300	14,410	20,860	(6,450)
SPDR S&P 500 Trust ETF	7/17/2020	305	121	USD	3,690,500	65,340	81,388	(16,048)
SPDR S&P 500 Trust ETF	8/21/2020	290	75	USD	2,175,000	48,900	44,172	4,728
Stamps.com, Inc.	8/21/2020	170	4	USD	68,000	6,720	8,071	(1,351)
Wayfair, Inc.	8/21/2020	160	5	USD	80,000	4,750	8,240	(3,490)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Anthem, Inc.	9/18/2020	260	21	USD	546,000	41,160	47,297	(6,137)
Etsy, Inc.	9/18/2020	70	19	USD	133,000	3,610	11,448	(7,838)
SPDR S&P 500 Trust ETF	9/18/2020	42	47	USD	197,400	13,019	10,915	2,104
UnitedHealth Group, Inc.	9/18/2020	280	19	USD	532,000	29,830	38,340	(8,510)
Chewy, Inc.	10/16/2020	45	19	USD	85,500	11,970	10,326	1,644
BJ's Wholesale Club Holdings	11/20/2020	30	47	USD	141,000	6,815	11,573	(4,758)
Anthem, Inc.	12/18/2020	250	22	USD	550,000	52,800	59,449	(6,649)
UnitedHealth Group, Inc.	12/18/2020	280	20	USD	560,000	51,200	54,045	(2,845)
						$351,364	$421,090	$(69,726)
						$4,249,973	$2,714,110	$1,535,863

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 8/17/30	Bank of America N.A.	8/13/20	3-Month USD LIBOR BBA	Quarterly	1.08%	Semi-Annually	USD	3,353,261	$144,579	30,167	$114,412
30-Year Interest Rate Swap, 6/15/51	BNP Paribas SA	6/11/21	3-Month USD LIBOR BBA	Quarterly	1.00%	Semi-Annually	USD	899,732	79,542	54,344	25,198
30-Year Interest Rate Swap, 12/22/50	Goldman Sachs International	12/18/20	3-Month USD LIBOR BBA	Quarterly	0.85%	Semi-Annually	USD	3,275,100	178,816	178,816	—
30-Year Interest Rate Swap, 6/08/51	JP Morgan Chase Bank N.A.	6/04/21	3-Month USD LIBOR BBA	Quarterly	1.00%	Semi-Annually	USD	2,759,177	242,273	172,035	70,238
30-Year Interest Rate Swap, 10/23/50	Morgan Stanley & Co. LLC	10/21/20	3-Month USD LIBOR BBA	Quarterly	0.93%	Semi-Annually	USD	2,379,000	115,996	136,492	(20,496)
									761,206	571,854	189,352

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
10-Year Interest Rate Swap, 8/17/30	Bank of America N.A.	8/13/20	2.08%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,353,261	$18	$28,858	$(28,840)
10-Year Interest Rate Swap, 8/13/30	JP Morgan Chase Bank N.A.	8/11/20	1.80%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	6,418,516	80	55,164	(55,084)
10-Year Interest Rate Swap, 10/06/30	JP Morgan Chase Bank N.A.	10/02/20	0.75%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,710,006	15,907	32,820	(16,913)
									16,005	116,842	(100,837)
									$777,211	$688,696	$88,515

(#) Interest Rate Caps Purchased
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
2Y-10Y CMS Index Cap	Goldman Sachs International	8/27/20	0.50%	USD	45,685,000	$24,167	$116,496	$(92,329)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Western Digital Corp.	Bank of America N.A.	7/17/20	47.50	3,781	USD	179,598	$(2,809)	$(4,351)	$1,542
EUR Call USD Put	Bank of America N.A.	7/23/20	1.12	5,113,000	EUR	5,113,000	(49,977)	(29,377)	(20,600)
EUR Call USD Put	Bank of America N.A.	9/25/20	1.16	3,201,114	EUR	3,201,114	(18,702)	(19,757)	1,055
Sanofi	Barclays Bank PLC	8/21/20	98.00	2,814	EUR	275,772	(2,520)	(2,550)	30
Roche Holding AG	Barclays Bank PLC	9/18/20	365.00	742	CHF	270,830	(1,441)	(1,566)	125
Sanofi	Barclays Bank PLC	9/18/20	102.00	2,831	EUR	288,762	(1,757)	(2,451)	694

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Roche Holding AG	Barclays Bank PLC	10/16/20	370.00	1,020	CHF	377,400	(2,550)	(3,551)	1,001
EUR Call USD Put	BNP Paribas SA	7/16/20	1.16	4,145,572	EUR	4,145,572	(1,397)	(6,357)	4,960
SPDR Gold Shares(g)	BNP Paribas SA	12/18/20	225.00	30,923	USD	6,957,675	(31,615)	(52,879)	21,264
Agilent Technologies, Inc.	Citibank N.A.	8/21/20	97.50	8,468	USD	825,630	(9,167)	(8,838)	(329)
ASML Holding NV	Credit Suisse International	9/18/20	305.00	588	EUR	179,340	(22,943)	(6,798)	(16,145)
Apple, Inc.	Goldman Sachs International	9/18/20	370.00	4,600	USD	1,702,000	(89,700)	(13,570)	(76,130)
SPDR Gold Shares(g)	Goldman Sachs International	9/18/20	195.00	4,541	USD	885,495	(3,688)	(8,641)	4,953
Union Pacific Corp.	Goldman Sachs International	9/18/20	200.00	4,219	USD	843,800	(4,995)	(10,125)	5,130
AUD Call USD Put	JP Morgan Chase Bank N.A.	7/24/20	0.67	3,405,000	AUD	3,405,000	(75,663)	(19,947)	(55,716)
SPDR Gold Shares(g)	JP Morgan Chase Bank N.A.	7/31/20	177.50	17,308	USD	3,072,170	(12,877)	(12,877)	—
EUR Call USD Put	JP Morgan Chase Bank N.A.	9/17/20	1.16	2,763,715	EUR	2,763,715	(14,594)	(17,080)	2,486
Tencent Holdings Ltd.	JP Morgan Chase Bank N.A.	9/29/20	454.15	5,458	HKD	2,478,771	(41,327)	(9,857)	(31,470)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. LLC	8/19/20	321.88	55,712	USD	17,932,406	(12,193)	(14,396)	2,203
SPDR Gold Shares(g)	Morgan Stanley & Co. LLC	9/18/20	190.00	12,985	USD	2,467,150	(12,595)	(12,595)	—
SPDR Gold Shares(g)	Morgan Stanley & Co. LLC	9/30/20	187.50	28,807	USD	5,401,313	(46,223)	(39,555)	(6,668)
Capital One Financial Corp.	Nomura International PLC	11/20/20	70.00	4,087	USD	286,090	(22,342)	(14,100)	(8,242)
SPDR Gold Shares(g)	Societe Generale	8/21/20	180.00	25,962	USD	4,673,160	(32,143)	(32,087)	(56)
SPDR Gold Shares(g)	Societe Generale	8/31/20	175.00	34,373	USD	6,015,275	(86,375)	(67,718)	(18,657)
ASML Holding NV	UBS AG	7/17/20	290.00	906	EUR	262,740	(39,733)	(10,272)	(29,461)
							$(639,326)	$(421,295)	$(218,031)
Put
EUR Put USD Call	Bank of America N.A.	7/23/20	1.03	5,113,000	EUR	5,113,000	$(6)	$(17,359)	$17,353

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sanofi	Barclays Bank PLC	8/21/20	80.00	2,814	EUR	225,120	(2,799)	(4,472)	1,673
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	9/18/20	355.00	791	EUR	280,805	(9,560)	(13,171)	3,611
Roche Holding AG	Barclays Bank PLC	9/18/20	305.00	742	CHF	226,310	(4,774)	(3,914)	(860)
Roche Holding AG	Barclays Bank PLC	10/16/20	300.00	510	CHF	153,000	(3,711)	(2,413)	(1,298)
Topix Banks Index	BNP Paribas SA	3/12/21	131.00	356,957	JPY	46,761,367	(66,234)	(109,824)	43,590
Agilent Technologies, Inc.	Citibank N.A.	8/21/20	75.00	5,644	USD	423,300	(5,192)	(19,910)	14,718
ASML Holding NV	Credit Suisse International	9/18/20	235.00	588	EUR	138,180	(1,809)	(6,156)	4,347
Euro Stoxx 50 Index	Credit Suisse International	12/17/21	2,600.00	357	EUR	928,200	(66,525)	(64,545)	(1,980)
EUR Put JPY Call	Deutsche Bank AG	8/19/20	110.00	1,615,000	EUR	1,615,000	(544)	(24,037)	23,493
Union Pacific Corp.	Goldman Sachs International	9/18/20	155.00	3,095	USD	479,725	(18,961)	(14,694)	(4,267)
SPDR Gold Shares(g)	Goldman Sachs International	9/30/20	153.00	8,555	USD	1,308,915	(11,945)	(28,791)	16,846
USD Put JPY Call	JP Morgan Chase Bank N.A.	7/21/20	103.00	5,106,000	USD	5,106,000	(511)	(36,508)	35,997
AUD Put USD Call	JP Morgan Chase Bank N.A.	7/24/20	0.58	3,405,000	AUD	3,405,000	(2)	(5,003)	5,001
Tencent Holdings Ltd.	JP Morgan Chase Bank N.A.	9/29/20	350.94	5,458	HKD	1,915,414	(1,081)	(6,949)	5,868
USD Put JPY Call	Morgan Stanley & Co. LLC	7/09/20	97.00	4,584,000	USD	4,584,000	(5)	(60,312)	60,307
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. LLC	8/19/20	250.02	55,712	USD	13,928,891	(499)	(10,546)	10,047
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	9/11/20	3,820.96	11,088	JPY	42,366,804	(81,700)	(28,576)	(53,124)
SPDR Gold Shares(g)	Morgan Stanley & Co. LLC	9/18/20	145.00	14,231	USD	2,063,495	(6,246)	(46,962)	40,716
SPDR Gold Shares(g)	Morgan Stanley & Co. LLC	9/30/20	155.00	17,281	USD	2,678,555	(30,302)	(35,675)	5,373
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	12/11/20	3,786.60	11,181	JPY	42,337,938	(89,518)	(34,357)	(55,161)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. LLC	3/12/21	3,400.00	13,845	JPY	47,073,000	(72,979)	(107,338)	34,359

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Capital One Financial Corp.	Nomura International PLC	8/21/20	44.00	4,087	USD	179,828	(3,790)	(22,070)	18,280
SPDR Gold Shares(g)	Societe Generale	7/17/20	158.00	14,428	USD	2,279,624	(5,050)	(5,050)	—
SPDR Gold Shares(g)	Societe Generale	8/31/20	155.00	22,915	USD	3,551,825	(23,086)	(56,857)	33,771
ASML Holding NV	UBS AG	7/17/20	220.00	906	EUR	199,320	(188)	(11,434)	11,246
							$(507,017)	$(776,923)	$269,906
							$(1,146,343)	$(1,198,218)	$51,875

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Adobe, Inc.	7/17/2020	400	9	USD	360,000	$(34,110)	$(6,723)	$(27,387)
Anthem, Inc.	7/17/2020	290	20	USD	580,000	(1,020)	(19,605)	18,585
Anthem, Inc.	7/17/2020	300	21	USD	630,000	(525)	(10,345)	9,820
Applied Materials, Inc.	7/17/2020	60	59	USD	354,000	(14,455)	(6,864)	(7,591)
Autodesk, Inc.	7/17/2020	195	18	USD	351,000	(74,700)	(12,109)	(62,591)
Autodesk, Inc.	7/17/2020	210	30	USD	630,000	(91,200)	(17,762)	(73,438)
The Home Depot, Inc.	7/17/2020	260	48	USD	1,248,000	(9,600)	(18,612)	9,012
Microsoft Corp.	7/17/2020	200	30	USD	600,000	(20,940)	(9,533)	(11,407)
NVIDIA Corp.	7/17/2020	360	9	USD	324,000	(22,770)	(18,531)	(4,239)
SPDR S&P 500 Trust ETF	7/17/2020	281	54	USD	1,517,400	(148,716)	(94,467)	(54,249)
The TJX Cos., Inc.	7/17/2020	57.5	52	USD	299,000	(520)	(7,683)	7,163
Abbott Laboratories	8/21/2020	100	31	USD	310,000	(3,720)	(5,588)	1,868
Agilent Technologies, Inc.	8/21/2020	97.5	33	USD	321,750	(3,333)	(4,546)	1,213
Alphabet, Inc.	8/21/2020	1,540.00	4	USD	616,000	(6,560)	(12,700)	6,140
Alphabet, Inc.	8/21/2020	1,580.00	2	USD	316,000	(2,400)	(4,047)	1,647
Amazon.com, Inc.	8/21/2020	2,820.00	4	USD	1,128,000	(50,100)	(14,553)	(35,547)
Apple, Inc.	8/21/2020	355	19	USD	674,500	(45,277)	(13,285)	(31,992)
Bank of America Corp.	8/21/2020	28	121	USD	338,800	(4,114)	(3,601)	(513)
Bank of America Corp.	8/21/2020	29	86	USD	249,400	(1,978)	(3,935)	1,957
Boston Scientific Corp.	8/21/2020	40	80	USD	320,000	(3,520)	(5,504)	1,984
Citigroup, Inc.	8/21/2020	60	57	USD	342,000	(5,016)	(4,489)	(527)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
D.R. Horton, Inc.	8/21/2020	47.5	33	USD	156,750	(30,030)	(8,211)	(21,819)
Ebay, Inc.	8/21/2020	50	25	USD	125,000	(11,000)	(1,519)	(9,481)
Facebook, Inc.	8/21/2020	255	31	USD	790,500	(12,710)	(16,361)	3,651
Fleetcor Technologies, Inc.	8/21/2020	250	23	USD	575,000	(39,330)	(37,999)	(1,331)
Fleetcor Technologies, Inc.	8/21/2020	260	11	USD	286,000	(13,310)	(12,864)	(446)
HCA Healthcare, Inc.	8/21/2020	115	27	USD	310,500	(5,184)	(6,959)	1,775
The Home Depot, Inc.	8/21/2020	220	12	USD	264,000	(39,000)	(13,255)	(25,745)
The Home Depot, Inc.	8/21/2020	240	24	USD	576,000	(41,640)	(16,699)	(24,941)
Humana, Inc.	8/21/2020	465	3	USD	139,500	(45)	(1,823)	1,778
Invesco QQQ Trust Series 1	8/21/2020	270	116	USD	3,132,000	(18,328)	(30,647)	12,319
Invesco QQQ Trust Series 1	8/21/2020	275	56	USD	1,540,000	(4,928)	(6,258)	1,330
iShares Russell 2000 ETF	8/21/2020	155	91	USD	1,410,500	(20,202)	(21,454)	1,252
JP Morgan Chase & Co.	8/21/2020	110	31	USD	341,000	(3,193)	(3,124)	(69)
Lennar Corp.	8/21/2020	50	27	USD	135,000	(34,695)	(10,445)	(24,250)
Lowe's Cos., Inc.	8/21/2020	140	23	USD	322,000	(11,040)	(8,113)	(2,927)
Lowe's Cos., Inc.	8/21/2020	145	49	USD	710,500	(13,034)	(10,180)	(2,854)
Marvell Technology Group Ltd.	8/21/2020	35	36	USD	126,000	(7,992)	(2,475)	(5,517)
Mastercard, Inc.	8/21/2020	325	20	USD	650,000	(6,400)	(17,337)	10,937
McDonald’s Corp.	8/21/2020	210	30	USD	630,000	(2,250)	(14,632)	12,382
Morgan Stanley	8/21/2020	55	60	USD	330,000	(4,260)	(4,006)	(254)
Northrop Grumman Corp.	8/21/2020	370	3	USD	111,000	(165)	(1,178)	1,013
PayPal Holdings, Inc.	8/21/2020	170	18	USD	306,000	(23,742)	(8,779)	(14,963)
ServiceNow, Inc.	8/21/2020	420	7	USD	294,000	(14,560)	(12,260)	(2,300)
StarBucks Corp.	8/21/2020	85	71	USD	603,500	(3,195)	(18,450)	15,255
Vaneck Vectors Semiconductor	8/21/2020	170	60	USD	1,020,000	(10,860)	(16,545)	5,685
Walmart, Inc.	8/21/2020	140	33	USD	462,000	(726)	(6,763)	6,037
The Walt Disney Co.	8/21/2020	135	25	USD	337,500	(1,400)	(10,085)	8,685
Abbvie, Inc.	9/18/2020	100	31	USD	310,000	(13,020)	(6,429)	(6,591)
Air Products And Chemicals, Inc.	9/18/2020	270	12	USD	324,000	(3,816)	(6,579)	2,763
Alphabet, Inc.	9/18/2020	1,425.00	1	USD	142,500	(7,280)	(6,370)	(910)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Amazon.com, Inc.	9/18/2020	2,485.00	1	USD	248,500	(34,050)	(13,467)	(20,583)
Anthem, Inc.	9/18/2020	300	16	USD	480,000	(7,360)	(13,324)	5,964
Anthem, Inc.	9/18/2020	310	16	USD	496,000	(4,496)	(8,284)	3,788
Apple, Inc.	9/18/2020	325	4	USD	130,000	(19,572)	(5,911)	(13,661)
Bristol-Myers Squibb Co.	9/18/2020	67.5	48	USD	324,000	(2,064)	(3,492)	1,428
Charter Communications, Inc.	9/18/2020	600	10	USD	600,000	(2,250)	(11,945)	9,695
Citigroup, Inc.	9/18/2020	60	23	USD	138,000	(3,128)	(1,719)	(1,409)
ESTX Banks	9/18/2020	80	371	EUR	1,484,000	(13,547)	(14,524)	977
Facebook, Inc.	9/18/2020	215	7	USD	150,500	(16,590)	(8,191)	(8,399)
Intel Corp.	9/18/2020	75	17	USD	127,500	(374)	(1,662)	1,288
Invesco QQQ Trust Series 1	9/18/2020	226	35	USD	791,000	(91,350)	(48,645)	(42,705)
Johnson & Johnson	9/18/2020	165	7	USD	115,500	(280)	(877)	597
McDonald’s Corp.	9/18/2020	210	30	USD	630,000	(3,660)	(7,347)	3,687
Merck & Co., Inc.	9/18/2020	85	37	USD	314,500	(4,070)	(3,953)	(117)
Microsoft Corp.	9/18/2020	190	8	USD	152,000	(15,800)	(6,342)	(9,458)
Morgan Stanley	9/18/2020	50	26	USD	130,000	(7,436)	(1,866)	(5,570)
NextEra Energy, Inc	9/18/2020	280	22	USD	616,000	(2,530)	(13,802)	11,272
NXP Semiconductors NV	9/18/2020	140	28	USD	392,000	(5,124)	(4,949)	(175)
PayPal Holdings, Inc.	9/18/2020	180	7	USD	126,000	(7,070)	(1,657)	(5,413)
Pfizer, Inc.	9/18/2020	37	87	USD	321,900	(3,306)	(4,330)	1,024
Raytheon Technologies Corp.	9/18/2020	90	46	USD	414,000	(1,150)	(3,623)	2,473
SPDR Gold Shares (g)	9/18/2020	200	244	USD	4,880,000	(12,932)	(54,765)	41,833
Thermo Fisher Scientific, Inc.	9/18/2020	390	8	USD	312,000	(5,280)	(4,287)	(993)
U.S. Bancorp	9/18/2020	42.5	32	USD	136,000	(3,488)	(1,432)	(2,056)
Uber Technologies, Inc.	9/18/2020	46	31	USD	142,600	(992)	(3,186)	2,194
UnitedHealth Group, Inc.	9/18/2020	320	28	USD	896,000	(21,840)	(28,659)	6,819
UnitedHealth Group, Inc.	9/18/2020	330	19	USD	627,000	(9,880)	(16,265)	6,385
The Walt Disney Co.	9/18/2020	125	35	USD	437,500	(9,835)	(10,185)	350
Xilinx, Inc.	9/18/2020	110	12	USD	132,000	(3,456)	(1,533)	(1,923)
SPDR S&P 500 Trust ETF	9/30/2020	230	80	USD	1,840,000	(639,040)	(178,034)	(461,006)
SPDR S&P 500 Trust ETF	9/30/2020	253	27	USD	683,100	(159,057)	(70,341)	(88,716)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Apple, Inc.	10/16/2020	330	38	USD	1,254,000	(185,706)	(36,196)	(149,510)
Comcast Corp.	10/16/2020	40	158	USD	632,000	(37,130)	(16,727)	(20,403)
Costco Wholesale Corp.	10/16/2020	345	10	USD	345,000	(1,980)	(4,078)	2,098
Marsh & McLennan Cos., Inc.	10/16/2020	120	27	USD	324,000	(2,700)	(4,308)	1,608
SPDR S&P 500 Trust ETF	10/16/2020	295	64	USD	1,888,000	(165,120)	(120,814)	(44,306)
Starbucks Corp.	10/16/2020	87.5	73	USD	638,750	(7,081)	(18,123)	11,042
VMware, Inc.	10/16/2020	180	50	USD	900,000	(23,000)	(23,138)	138
Anthem, Inc.	12/18/2020	290	22	USD	638,000	(36,960)	(35,150)	(1,810)
Microsoft Corp.	12/18/2020	190	33	USD	627,000	(82,170)	(16,770)	(65,400)
UnitedHealth Group, Inc.	12/18/2020	320	20	USD	640,000	(30,720)	(30,355)	(365)
Amazon.com, Inc.	1/15/2021	2,900.00	2	USD	580,000	(43,050)	(14,863)	(28,187)
						$(2,668,533)	$(1,501,400)	$(1,167,133)
Put
Adobe, Inc.	7/17/2020	335	9	USD	301,500	$(459)	$(5,581)	$5,122
American Airlines Group, Inc.	7/17/2020	9	131	USD	117,900	(1,310)	(4,091)	2,781
Autodesk, Inc.	7/17/2020	140	34	USD	476,000	(34)	(11,914)	11,880
Comcast Corp.	7/17/2020	32.5	145	USD	471,250	(870)	(16,775)	15,905
Financial Select Sector SPDR Fund	7/17/2020	19	369	USD	701,100	(1,476)	(20,760)	19,284
Financial Select Sector SPDR Fund	7/17/2020	23	710	USD	1,633,000	(51,830)	(28,183)	(23,647)
The Home Depot, Inc.	7/17/2020	185	48	USD	888,000	(912)	(9,300)	8,388
JP Morgan Chase & Co.	7/17/2020	85	58	USD	493,000	(5,568)	(25,637)	20,069
Morgan Stanley	7/17/2020	35	70	USD	245,000	(210)	(13,493)	13,283
SPDR S&P 500 Trust ETF	7/17/2020	265	109	USD	2,888,500	(5,777)	(29,096)	23,319
SPDR S&P 500 Trust ETF	7/17/2020	281	54	USD	1,517,400	(6,912)	(103,585)	96,673
SPDR S&P 500 Trust ETF	7/17/2020	285	112	USD	3,192,000	(18,256)	(26,532)	8,276

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
The Walt Disney Co.	7/17/2020	90	50	USD	450,000	(1,250)	(9,738)	8,488
Bank of America Corp.	8/21/2020	19	121	USD	229,900	(3,630)	(3,964)	334
Bank of America Corp.	8/21/2020	21	86	USD	180,600	(5,418)	(4,623)	(795)
Boston Scientific Corp.	8/21/2020	26	81	USD	210,600	(1,539)	(9,201)	7,662
Citigroup, Inc.	8/21/2020	42.5	57	USD	242,250	(5,871)	(6,598)	727
Financial Select Sector SPDR Fund	8/21/2020	21	235	USD	493,500	(13,630)	(21,211)	7,581
Global Payments, Inc.	8/21/2020	165	30	USD	495,000	(21,600)	(20,332)	(1,268)
iShares Russell 2000 ETF	8/21/2020	115	91	USD	1,046,500	(12,012)	(32,738)	20,726
JP Morgan Chase & Co.	8/21/2020	75	31	USD	232,500	(3,379)	(3,465)	86
L3Harris Technologies, Inc.	8/21/2020	145	14	USD	203,000	(4,130)	(12,410)	8,280
Mastercard, Inc.	8/21/2020	260	19	USD	494,000	(9,120)	(17,869)	8,749
Morgan Stanley	8/21/2020	40	60	USD	240,000	(4,920)	(5,326)	406
PPG Industries, Inc.	8/21/2020	85	30	USD	255,000	(2,850)	(11,385)	8,535
SPDR S&P 500 Trust ETF	8/21/2020	245	75	USD	1,837,500	(10,050)	(12,036)	1,986
SPDR S&P 500 Trust ETF	8/21/2020	255	68	USD	1,734,000	(13,056)	(37,179)	24,123
SPDR S&P 500 Trust ETF	8/21/2020	265	22	USD	583,000	(5,830)	(8,641)	2,811
Stamps.com, Inc.	8/21/2020	120	4	USD	48,000	(800)	(1,819)	1,019
WayFair, Inc.	8/21/2020	120	5	USD	60,000	(1,175)	(2,621)	1,446
Anthem, Inc.	9/18/2020	230	21	USD	483,000	(22,050)	(21,792)	(258)
Bank of America Corp.	9/18/2020	20	109	USD	218,000	(7,848)	(7,561)	(287)
Capital One Financial Corp.	9/18/2020	55	76	USD	418,000	(27,740)	(25,289)	(2,451)
Citigroup, Inc.	9/18/2020	40	58	USD	232,000	(6,090)	(11,024)	4,934
Etsy, Inc.	9/18/2020	60	19	USD	114,000	(1,710)	(5,642)	3,932
Netflix, Inc.	9/18/2020	300	9	USD	270,000	(1,665)	(8,695)	7,030
NXP Semiconductors NV	9/18/2020	80	28	USD	224,000	(4,424)	(12,089)	7,665
Raytheon Technologies Corp.	9/18/2020	60	23	USD	138,000	(10,672)	(4,180)	(6,492)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
SPDR S&P 500 Trust ETF	9/18/2020	37	47	USD	173,900	(4,700)	(4,642)	(58)
SPDR S&P 500 Trust ETF	9/18/2020	265	22	USD	583,000	(10,626)	(13,150)	2,524
SPDR S&P 500 Trust ETF	9/18/2020	275	64	USD	1,760,000	(40,128)	(53,552)	13,424
SPDR S&P 500 Trust ETF	9/18/2020	282	24	USD	676,800	(18,672)	(52,185)	33,513
SPDR S&P 500 Trust ETF	9/18/2020	285	27	USD	769,500	(22,788)	(52,779)	29,991
UnitedHealth Group, Inc.	9/18/2020	230	19	USD	437,000	(8,645)	(13,596)	4,951
SPDR S&P 500 Trust ETF	9/30/2020	230	80	USD	1,840,000	(15,440)	(210,046)	194,606
SPDR S&P 500 Trust ETF	9/30/2020	253	27	USD	683,100	(11,205)	(69,271)	58,066
Chewy, Inc.	10/16/2020	35	19	USD	66,500	(4,180)	(3,792)	(388)
Costco Wholesale Corp.	10/16/2020	280	10	USD	280,000	(7,700)	(6,377)	(1,323)
SPDR S&P 500 Trust ETF	10/16/2020	295	64	USD	1,888,000	(86,208)	(127,982)	41,774
VMware, Inc.	10/16/2020	130	50	USD	650,000	(26,450)	(29,137)	2,687
BJ's Wholesale Club Holdings	11/20/2020	25	47	USD	117,500	(3,055)	(4,595)	1,540
SPDR S&P 500 Trust ETF	11/20/2020	220	97	USD	2,134,000	(30,749)	(45,956)	15,207
Anthem, Inc.	12/18/2020	210	22	USD	462,000	(25,960)	(29,430)	3,470
UnitedHealth Group, Inc.	12/18/2020	240	20	USD	480,000	(22,600)	(26,955)	4,355
SPDR S&P 500 Trust ETF	12/31/2020	250	47	USD	1,175,000	(37,976)	(35,191)	(2,785)
Amazon.com, Inc.	1/15/2021	1,850.00	1	USD	185,000	(3,600)	(8,934)	5,334
Alibaba Group Holding Ltd.	2/19/2021	190	51	USD	969,000	(60,180)	(97,362)	37,182
						$(736,935)	$(1,497,307)	$760,372
						$(3,405,468)	$(2,998,707)	$(406,761)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
2-Year Interest Rate Swap, 8/17/22	Bank of America N.A.	8/13/20	0.88%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	15,916,327	$(210,929)	$(34,775)	$(176,154)
5-Year Interest Rate Swap, 4/12/27	Barclays Bank PLC	4/08/22	(0.02%)	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	EUR	4,590,000	(97,096)	(57,539)	(39,557)
5-Year Interest Rate Swap, 4/21/27	Barclays Bank PLC	4/19/22	6-Month EURIBOR	Semi-Annually	(0.15%)	Annually	EUR	1,214,967	(19,566)	(15,054)	(4,512)
5-Year Interest Rate Swap, 4/21/27	Barclays Bank PLC	4/19/22	(0.13%)	Annually	6-Month EURIBOR	Semi-Annually	EUR	3,030,000	(51,170)	(37,466)	(13,704)
30-Year Interest Rate Swap, 6/15/51	BNP Paribas SA	6/11/21	0.50%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	899,732	(31,861)	(21,594)	(10,267)
10-Year Interest Rate Swap, 9/29/30	Deutsche Bank AG	9/25/20	0.76%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	640,000	(11,919)	(16,064)	4,145
30-Year Interest Rate Swap, 12/22/50	Goldman Sachs International	12/18/20	0.60%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,275,100	(98,250)	(98,250)	—
10-Year Interest Rate Swap, 09/25/30	JP Morgan Chase Bank N.A.	9/23/20	0.66%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	800,000	(10,099)	(24,840)	14,741
30-Year Interest Rate Swap, 6/8/51	JP Morgan Chase Bank N.A.	6/04/21	0.50%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	2,759,177	(96,432)	(66,220)	(30,212)
10-Year Interest Rate Swap, 9/14/30	Morgan Stanley & Co. LLC	9/10/20	0.68%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	526,252	(6,555)	(13,551)	6,996
30-Year Interest Rate Swap, 10/23/50	Morgan Stanley & Co. LLC	10/21/20	0.69%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	2,379,000	(58,256)	(70,213)	11,957
									(692,133)	(455,566)	(236,567)
Put
2-Year Interest Rate Swap, 8/17/22	Bank of America N.A.	8/13/20	3-Month USD LIBOR BBA	Quarterly	1.88	Semi-Annually	USD	16,561,103	$—	$(31,674)	$31,674
5-Year Interest Rate Swap, 4/12/27	Barclays Bank PLC	4/08/22	3-Month USD LIBOR BBA	Quarterly	(0.02)	Semi-Annually	EUR	4,590,000	(32,686)	(57,540)	24,854
5-Year Interest Rate Swap, 4/21/27	Barclays Bank PLC	4/19/22	6-Month EURIBOR	Semi-Annually	(0.13)	Annually	EUR	3,030,000	(27,780)	(37,466)	9,686
5-Year Interest Rate Swap, 4/21/27	Barclays Bank PLC	4/19/22	6-Month EURIBOR	Semi-Annually	(0.15)	Annually	EUR	1,214,967	(11,655)	(15,054)	3,399
10-Year Interest Rate Swap, 9/29/30	Deutsche Bank AG	9/25/20	3-Month USD LIBOR BBA	Quarterly	0.76	Semi-Annually	USD	640,000	(5,270)	(16,064)	10,794
10-Year Interest Rate Swap, 8/21/30	Goldman Sachs International	8/19/20	3-Month USD LIBOR BBA	Quarterly	0.88	Semi-Annually	USD	8,279,000	(20,769)	(36,510)	15,741
30-Year Interest Rate Swap, 12/22/50	Goldman Sachs International	12/18/20	3-Month USD LIBOR BBA	Quarterly	1.20	Semi-Annually	USD	3,275,100	(91,146)	(91,146)	—
10-Year Interest Rate Swap, 09/25/30	JP Morgan Chase Bank N.A.	9/23/20	3-Month USD LIBOR BBA	Quarterly	0.66	Semi-Annually	USD	800,000	(9,933)	(24,840)	14,907
10-Year Interest Rate Swap, 2/15/32	JP Morgan Chase Bank N.A.	2/11/22	3-Month USD LIBOR BBA	Quarterly	2.00	Semi-Annually	USD	6,418,516	(28,519)	(124,199)	95,680
10-Year Interest Rate Swap, 9/14/30	Morgan Stanley & Co. LLC	9/10/20	3-Month USD LIBOR BBA	Quarterly	0.68	Semi-Annually	USD	526,252	(5,541)	(13,551)	8,010
30-Year Interest Rate Swap, 10/23/50	Morgan Stanley & Co. LLC	10/21/20	3-Month USD LIBOR BBA	Quarterly	1.19	Semi-Annually	USD	2,379,000	(51,768)	(67,625)	15,857
									(285,067)	(515,669)	230,602
									$(977,200)	$(971,235)	$(5,965)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/24/20	RUB	112,122,000	USD	1,472,819	$98,698
Bank of America N.A.	9/03/20	USD	1,224,207	INR	93,358,000	(4,892)
Bank of America N.A.	9/17/20	JPY	110,524,170	EUR	914,000	(3,960)
Bank of America N.A.	9/25/20	JPY	1,806,312	EUR	15,000	(136)
Barclays Bank PLC	7/02/20	GBP	2,507,000	USD	3,168,049	(61,624)
Barclays Bank PLC	7/02/20	USD	17,312	GBP	14,000	(35)
Barclays Bank PLC	8/06/20	USD	2,981,840	HKD	23,144,148	(3,828)
Barclays Bank PLC	8/14/20	MXN	11,099,000	USD	457,646	22,489
Barclays Bank PLC	8/20/20	JPY	135,515,000	USD	1,264,496	(8,674)
Barclays Bank PLC	8/21/20	MYR	1,128,590	USD	259,446	3,426
BNP Paribas SA	7/02/20	GBP	1,099,849	EUR	1,207,749	5,918
BNP Paribas SA	7/23/20	GBP	2,514,000	USD	3,140,349	(24,829)
BNP Paribas SA	9/11/20	USD	586,681	INR	44,701,000	(1,349)
BNP Paribas SA	9/24/20	USD	1,152,361	INR	88,915,000	(15,748)
Citibank N.A.	7/02/20	CAD	1,986,000	USD	1,442,338	20,538
Citibank N.A.	7/02/20	AUD	20,446	USD	14,093	17
Citibank N.A.	7/31/20	EUR	100,000	JPY	11,605,250	4,902
Citibank N.A.	8/06/20	MXN	33,192,000	USD	1,370,353	67,002
Citibank N.A.	8/13/20	CHF	1,304,000	USD	1,351,329	26,694
Citibank N.A.	8/14/20	KRW	2,136,165,000	USD	1,754,435	21,822
Citibank N.A.	8/14/20	RUB	37,941,000	USD	511,852	18,642
Citibank N.A.	8/20/20	MXN	26,490,000	USD	1,109,854	35,191
Citibank N.A.	8/20/20	USD	2,490,545	JPY	267,914,792	7,769
Citibank N.A.	8/27/20	EUR	2,548,536	USD	2,810,719	56,056
Citibank N.A.	9/10/20	USD	867,634	JPY	94,727,114	(10,467)
Deutsche Bank AG	8/07/20	USD	1,905,430	CNH	13,586,000	(12,441)
Deutsche Bank AG	8/20/20	EUR	2,271,821	USD	2,493,308	61,806
Deutsche Bank AG	9/04/20	USD	865,863	JPY	94,786,336	(12,697)
Goldman Sachs International	7/31/20	JPY	309,109,992	EUR	2,661,792	(128,583)
Goldman Sachs International	8/20/20	EUR	770,655	USD	858,207	8,548
Goldman Sachs International	8/20/20	USD	2,839,846	EUR	2,580,000	(61,877)
Goldman Sachs International	9/11/20	USD	65,243	CNH	464,000	(136)
Goldman Sachs International	9/17/20	GBP	386,292	EUR	429,000	(3,930)
HSBC Bank PLC	7/09/20	USD	109,743	JPY	11,801,602	436
HSBC Bank PLC	8/13/20	USD	2,991,521	HKD	23,211,510	(2,704)
HSBC Bank PLC	8/20/20	USD	700,244	NOK	6,755,136	(1,698)
HSBC Bank PLC	9/03/20	EUR	514,023	USD	578,997	(698)
HSBC Bank PLC	9/03/20	AUD	834,118	JPY	62,662,305	(5,030)
HSBC Bank PLC	9/03/20	USD	574,540	JPY	62,471,477	(4,489)
HSBC Bank PLC	9/17/20	GBP	777,724	EUR	868,000	(12,741)
HSBC Bank PLC	9/18/20	USD	172,760	NOK	1,666,436	(422)
JP Morgan Chase Bank N.A.	7/02/20	EUR	1,207,749	GBP	1,061,384	41,743
JP Morgan Chase Bank N.A.	7/02/20	GBP	6,000	USD	7,583	(148)
JP Morgan Chase Bank N.A.	7/02/20	USD	760,204	AUD	1,252,026	(103,819)
JP Morgan Chase Bank N.A.	7/02/20	USD	1,430,335	CAD	1,965,000	(17,072)
JP Morgan Chase Bank N.A.	7/02/20	USD	3,090,588	GBP	2,499,000	(5,924)
JP Morgan Chase Bank N.A.	7/09/20	GBP	1,600,000	USD	1,979,270	3,371
JP Morgan Chase Bank N.A.	7/09/20	JPY	518,192,750	USD	4,818,609	(19,070)
JP Morgan Chase Bank N.A.	8/06/20	EUR	507,187	USD	553,573	16,684
JP Morgan Chase Bank N.A.	8/13/20	EUR	687,708	USD	743,722	$29,624
JP Morgan Chase Bank N.A.	8/20/20	USD	1,895,771	JPY	204,020,749	5,104
JP Morgan Chase Bank N.A.	8/20/20	USD	459,531	NOK	4,428,864	(683)
JP Morgan Chase Bank N.A.	9/03/20	EUR	764,968	USD	855,581	5,043
JP Morgan Chase Bank N.A.	9/03/20	JPY	155,073,486	USD	1,429,919	7,409
JP Morgan Chase Bank N.A.	9/04/20	EUR	774,359	USD	877,278	(6,069)
JP Morgan Chase Bank N.A.	9/10/20	AUD	1,670,714	JPY	127,501,357	(28,659)
JP Morgan Chase Bank N.A.	9/18/20	NOK	8,176,000	USD	858,785	(9,108)
JP Morgan Chase Bank N.A.	9/18/20	USD	113,373	NOK	1,092,564	(170)
JP Morgan Chase Bank N.A.	9/24/20	JPY	736,437,155	USD	6,901,840	(73,576)
JP Morgan Chase Bank N.A.	9/24/20	USD	1,448,084	JPY	154,632,950	14,323
JP Morgan Chase Bank N.A.	9/25/20	JPY	186,401,491	EUR	1,548,000	(14,095)
JP Morgan Chase Bank N.A.	10/01/20	USD	1,421,510	ZAR	24,832,500	3,602
JP Morgan Chase Bank N.A.	10/01/20	CAD	1,072,000	USD	787,339	2,428
JP Morgan Chase Bank N.A.	10/01/20	GBP	2,499,000	USD	3,092,210	5,934
Morgan Stanley & Co. LLC	7/02/20	USD	673,796	AUD	1,117,421	(97,336)
Morgan Stanley & Co. LLC	7/02/20	USD	15,424	CAD	21,000	(44)
Morgan Stanley & Co. LLC	8/07/20	GBP	456,000	USD	567,722	(2,562)
Morgan Stanley & Co. LLC	8/20/20	NOK	11,184,000	USD	1,125,468	36,688
Morgan Stanley & Co. LLC	8/21/20	MYR	6,094,410	USD	1,399,481	20,033
Morgan Stanley & Co. LLC	9/10/20	EUR	762,944	USD	863,351	(4,867)
Morgan Stanley & Co. LLC	9/10/20	AUD	2,493,968	JPY	186,674,701	(8,912)
Morgan Stanley & Co. LLC	9/17/20	JPY	154,765,979	AUD	2,117,684	(26,973)
Morgan Stanley & Co. LLC	9/25/20	EUR	1,099,363	USD	1,241,591	(4,138)
State Street Bank and Trust	7/23/20	GBP	1,264,000	USD	1,554,946	11,489
State Street Bank and Trust	8/07/20	USD	1,060,526	CNY	7,641,000	(17,622)
State Street Bank and Trust	9/11/20	USD	2,594,143	CNY	18,453,000	(5,413)
State Street Bank and Trust	9/25/20	EUR	47,637	USD	53,799	(178)
State Street Bank and Trust	10/01/20	USD	1,620,040	AUD	2,349,000	(1,450)
UBS AG	7/24/20	USD	813,019	AUD	1,272,000	(64,900)
UBS AG	8/07/20	EUR	856,000	USD	926,205	36,263
UBS AG	8/20/20	EUR	2,580,000	USD	2,816,444	85,279
UBS AG	8/20/20	JPY	139,590,000	USD	1,297,321	(3,737)
UBS AG	8/27/20	EUR	514,000	USD	567,214	10,970
UBS AG	9/24/20	USD	2,646,974	CNH	18,825,000	(3,875)
						$(107,447)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	9/08/20	27	$4,293,781	$70,745
Euro-OAT	9/08/20	31	5,754,872	84,124
Australia Bonds 10 Year	9/15/20	19	1,953,061	(2,162)
DAX Index	9/18/20	5	1,717,743	13,219
Euro Stoxx 50 Index	9/18/20	115	4,106,887	57,308
FTSE 100 Index	9/18/20	8	615,295	(5,905)
FTSE MIB Index	9/18/20	9	980,554	(5,351)
Mini MSCI Emerging Market Index	9/18/20	15	721,091	18,184
U.S. Treasury Note 10 Year	9/21/20	203	28,106,151	145,740
U.S. Treasury Note Ultra 10 Year	9/21/20	136	21,302,610	115,265
U.S. Treasury Ultra Bond	9/21/20	21	4,571,927	9,354
				$500,521
Short
Euro-Bund	9/08/20	3	$(586,902)	$(8,058)
Yen Denom Nikkei	9/10/20	1	(106,572)	3,377
Nasdaq 100 E Mini Index	9/18/20	6	(1,186,297)	(31,373)
S&P 500 E Mini Index	9/18/20	104	(15,819,550)	(249,490)
U.S. Treasury Long Bond	9/21/20	8	(1,427,469)	(1,031)
U.S. Treasury Note 2 Year	9/30/20	242	(53,437,654)	(2,752)
U.S. Treasury Note 5 Year	9/30/20	299	(37,476,996)	(119,918)
				$(409,245)

Centrally Cleared Credit Default Swaps- Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 33†	1.000%	Quarterly	12/20/24	USD	22,361,180	$(266,098)	$(493,336)	$227,238

Centrally Cleared Credit Default Swap - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 32†	5.000%	Quarterly	12/20/24	BB-	EUR	542,116	$33,717	$81,525	$(47,808)
iTraxx Europe Crossover Series 33†	5.000%	Quarterly	6/20/25	NR	EUR	1,246,528	73,204	17,717	55,487
CDX.NA.HY Series 34†	5.000%	Quarterly	6/20/25	NR	USD	276,598	(1,908)	8,553	(10,461)
							$105,013	$107,795	$(2,782)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CDOR	Semi-Annually	Fixed 1.908%	Semi-Annually	7/09/21	CAD	18,033,107	$184,927	$139	$184,788
Fixed 1.060%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	3/27/22	USD	28,828,968	(416,959)	227	(417,186)
Fixed 0.526%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/06/24	USD	5,548,326	(25,426)	43	(25,469)
Fixed 1.600%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/24/25	USD	11,355,000	(669,245)	296	(669,541)
Fixed 0.690%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/23/30	USD	1,360,000	(7,247)	24	(7,271)
Fixed 0.885%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/02/50	USD	1,012,000	9,718	34	9,684
							$(924,232)	$763	$(924,995)

OTC Total Return Swaps

Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
	USD	157,788	Maturity	S&P 500 Dividend Index Future December 2021	3,250	Maturity	BNP Paribas SA	12/17/21	$6,663	$—	$6,663
	USD	131,931	Maturity	S&P 500 Dividend Index Future December 2020	2,750	Maturity	Goldman Sachs International	12/18/20	20,969	—	20,969
3-Month USD LIBOR BBA - 10 bp	USD	517,750	Quarterly	Goldman Sachs Expensive Software Basket	2,839	Quarterly	Goldman Sachs International	1/22/21	254,530	—	254,530
3-Month USD LIBOR BBA - 10 bp	USD	669,504	Quarterly	Goldman Sachs Expensive Software Basket	3,750	Quarterly	Goldman Sachs International	1/24/21	325,608	—	325,608
									$607,770	$—	$607,770

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Notional Amount		Net Value of Reference Entities	Unrealized Appreciation/ (Depreciation)	Gross Notional Amount Asset %
Equity Securities Long/Short	Citigroup Global Markets Inc.	8/22/2020	USD	715,006	$663,186	$(51,820)	0.2%
Equity Securities Short	JP Morgan Chase Bank N.A.	8/10/2020	USD	(418,221)	(393,999)	24,223	0.1%
					$269,187	$(27,597)

MassMutual Select BlackRock Global Allocation Fund — Consolidated Portfolio of Investments (Continued)

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of (17.5)-17.5 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

1 month USD LIBOR

1 week USD LIBOR

Federal Funds Rate

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
RUB	Russian Ruble
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select Diversified Value Fund — Portfolio of Investments

June 30, 2020 (Unaudited)
	Number of Shares	Value
Equities — 97.0%

Common Stock — 95.8%
Basic Materials — 3.4%
Chemicals — 2.7%
Albemarle Corp.	3,000	$231,630
Celanese Corp.	3,500	302,190
CF Industries Holdings, Inc.	68,273	1,921,202
DuPont de Nemours, Inc.	71,715	3,810,218
Eastman Chemical Co.	4,000	278,560
FMC Corp.	3,800	378,556
Huntsman Corp.	5,700	102,429
LyondellBasell Industries NV Class A	11,300	742,636
PPG Industries, Inc.	6,500	689,390
		8,456,811
Forest Products & Paper — 0.3%
International Paper Co.	30,700	1,080,947
Iron & Steel — 0.2%
Nucor Corp.	8,800	364,408
Reliance Steel & Aluminum Co.	1,900	180,367
Steel Dynamics, Inc.	6,100	159,149
		703,924
Mining — 0.2%
Freeport-McMoRan, Inc.	39,900	461,643
		10,703,325
Communications — 11.0%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	9,400	161,304
Omnicom Group, Inc.	6,300	343,980
		505,284
Internet — 0.4%
eBay, Inc.	23,500	1,232,575
Media — 3.7%
Comcast Corp. Class A	211,260	8,234,915
Discovery, Inc. Class A (a) (b)	4,400	92,840
Fox Corp. Class A	9,200	246,744
Fox Corp. Class B (a)	87,624	2,351,828
The Walt Disney Co.	8,190	913,267
		11,839,594
Telecommunications — 6.7%
AT&T, Inc.	197,200	5,961,356
Cisco Systems, Inc.	166,568	7,768,731
Corning, Inc.	20,400	528,360
Juniper Networks, Inc.	9,600	219,456
Verizon Communications, Inc.	121,985	6,725,033
		21,202,936
		34,780,389
Consumer, Cyclical — 3.4%
Apparel — 0.1%
Ralph Lauren Corp.	1,400	101,528
Skechers U.S.A., Inc. Class A (a)	3,800	119,244
		220,772
Auto Manufacturers — 0.8%
Cummins, Inc.	4,500	779,670
General Motors Co.	35,000	885,500
PACCAR, Inc.	10,100	755,985
		2,421,155
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	3,500	128,730
BorgWarner, Inc.	5,900	208,270
Lear Corp.	1,600	174,432
		511,432
Distribution & Wholesale — 0.3%
HD Supply Holdings, Inc. (a)	4,300	148,995
LKQ Corp. (a)	8,900	233,180
W.W. Grainger, Inc.	1,600	502,656
		884,831
Home Builders — 0.4%
D.R. Horton, Inc.	10,700	593,315
Lennar Corp. Class A	8,100	499,122
PulteGroup, Inc.	7,400	251,822
		1,344,259
Home Furnishing — 0.1%
Whirlpool Corp.	1,900	246,107
Leisure Time — 0.0%
Brunswick Corp.	2,100	134,421
Lodging — 0.4%
Hyatt Hotels Corp. Class A	1,000	50,290
Las Vegas Sands Corp.	30,740	1,399,900
		1,450,190
Retail — 1.0%
Advance Auto Parts, Inc.	1,900	270,655

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
AutoZone, Inc. (a)	700	$789,684
Best Buy Co., Inc.	7,500	654,525
Genuine Parts Co.	4,200	365,232
Walgreens Boots Alliance, Inc.	25,700	1,089,423
Williams-Sonoma, Inc.	2,200	180,422
		3,349,941
Textiles — 0.1%
Mohawk Industries, Inc. (a)	1,800	183,168
		10,746,276
Consumer, Non-cyclical — 20.8%
Agriculture — 2.0%
Archer-Daniels-Midland Co.	16,100	642,390
Philip Morris International, Inc.	80,741	5,656,714
		6,299,104
Beverages — 0.1%
Molson Coors Beverage Co. Class B	5,400	185,544
Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc. (a)	6,100	684,664
Amgen, Inc.	17,300	4,080,378
Bio-Rad Laboratories, Inc. Class A (a)	700	316,043
Biogen, Inc. (a)	5,300	1,418,015
Gilead Sciences, Inc.	60,266	4,636,866
		11,135,966
Commercial Services — 0.3%
AMERCO	600	181,314
ManpowerGroup, Inc.	1,700	116,875
Quanta Services, Inc.	4,200	164,766
Robert Half International, Inc.	3,100	163,773
United Rentals, Inc. (a)	2,100	312,984
		939,712
Foods — 2.6%
Conagra Brands, Inc.	58,900	2,071,513
Ingredion, Inc.	2,000	166,000
The J.M. Smucker Co.	3,100	328,011
Kellogg Co.	9,800	647,388
The Kraft Heinz Co.	33,600	1,071,504
Sysco Corp.	9,650	527,469
Tyson Foods, Inc. Class A	55,054	3,287,274
		8,099,159
Health Care – Products — 0.1%
Henry Schein, Inc. (a)	4,300	251,077
Health Care – Services — 2.9%
Anthem, Inc.	19,124	5,029,230
Cigna Corp. (a)	9,900	1,857,735
DaVita, Inc. (a)	4,000	316,560
HCA Healthcare, Inc.	9,800	951,188
Laboratory Corp. of America Holdings (a)	2,800	465,108
Molina Healthcare, Inc. (a)	1,600	284,768
Quest Diagnostics, Inc.	4,000	455,840
		9,360,429
Household Products & Wares — 1.1%
Avery Dennison Corp.	2,200	250,998
Kimberly-Clark Corp.	23,612	3,337,556
		3,588,554
Pharmaceuticals — 8.2%
AbbVie, Inc.	25,660	2,519,299
AmerisourceBergen Corp.	5,900	594,543
Becton Dickinson and Co.	11,884	2,843,485
Cardinal Health, Inc.	8,500	443,615
CVS Health Corp.	51,572	3,350,633
Jazz Pharmaceuticals PLC (a)	1,700	187,578
Johnson & Johnson	33,065	4,649,931
McKesson Corp.	5,300	813,126
Merck & Co., Inc.	73,800	5,706,954
Perrigo Co. PLC	4,000	221,080
Pfizer, Inc.	148,939	4,870,305
		26,200,549
		66,060,094
Energy — 5.7%
Oil & Gas — 4.5%
Cabot Oil & Gas Corp.	11,000	188,980
Chevron Corp.	54,000	4,818,420
Concho Resources, Inc.	5,300	272,950
ConocoPhillips	31,800	1,336,236
Occidental Petroleum Corp.	34,277	627,269
Phillips 66	12,900	927,510
Pioneer Natural Resources Co.	4,200	410,340
Total SA	119,062	4,535,023
Total SA Sponsored ADR	17,700	680,742
Valero Energy Corp.	10,900	641,138
		14,438,608
Oil & Gas Services — 0.3%
Halliburton Co.	62,912	816,598
Pipelines — 0.9%
Kinder Morgan, Inc.	62,200	943,574
TC Energy Corp.	47,553	2,038,122
		2,981,696
		18,236,902
Financial — 24.3%
Banks — 13.7%
Bank of America Corp.	258,500	6,139,375
The Bank of New York Mellon Corp.	26,600	1,028,090

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup, Inc.	63,400	$3,239,740
Citizens Financial Group, Inc.	12,600	318,024
Commerce Bancshares, Inc.	3,200	190,304
Cullen/Frost Bankers, Inc.	1,700	127,007
East West Bancorp, Inc.	3,800	137,712
Fifth Third Bancorp	140,627	2,711,289
The Goldman Sachs Group, Inc.	10,300	2,035,486
Huntington Bancshares, Inc.	29,500	266,532
JP Morgan Chase & Co.	103,514	9,736,527
KeyCorp	28,400	345,912
M&T Bank Corp.	3,800	395,086
Morgan Stanley	128,801	6,221,088
Northern Trust Corp.	6,100	483,974
The PNC Financial Services Group, Inc.	12,700	1,336,167
Regions Financial Corp.	27,900	310,248
Signature Bank	1,500	160,380
State Street Corp.	43,787	2,782,664
SVB Financial Group (a)	1,500	323,295
US Bancorp	45,200	1,664,264
Wells Fargo & Co.	137,013	3,507,533
Zions Bancorp NA	4,900	166,600
		43,627,297
Diversified Financial Services — 3.0%
American Express Co.	23,800	2,265,760
Ameriprise Financial, Inc.	4,100	615,164
BlackRock, Inc.	4,600	2,502,814
Capital One Financial Corp.	13,500	844,965
The Charles Schwab Corp.	30,700	1,035,818
Credit Acceptance Corp. (a) (b)	600	251,406
Eaton Vance Corp.	3,200	123,520
LPL Financial Holdings, Inc.	2,300	180,320
Raymond James Financial, Inc.	4,000	275,320
SEI Investments Co.	4,200	230,916
T. Rowe Price Group, Inc.	6,800	839,800
The Western Union Co.	11,500	248,630
		9,414,433
Insurance — 6.3%
Aflac, Inc.	21,300	767,439
The Allstate Corp.	9,400	911,706
American International Group, Inc.	86,086	2,684,161
Arch Capital Group Ltd. (a)	11,700	335,205
Assurant, Inc.	1,800	185,922
Chubb Ltd.	42,711	5,408,067
Equitable Holdings, Inc.	13,500	260,415
Everest Re Group Ltd.	1,100	226,820
First American Financial Corp.	3,000	144,060
Globe Life, Inc.	6,800	504,764
The Hanover Insurance Group, Inc.	1,100	111,463
Loews Corp.	8,600	294,894
Markel Corp. (a)	410	378,500
MetLife, Inc.	93,426	3,411,917
Old Republic International Corp.	6,200	101,122
Primerica, Inc.	1,100	128,260
The Progressive Corp.	16,000	1,281,760
Prudential Financial, Inc.	11,600	706,440
The Travelers Cos., Inc.	15,300	1,744,965
Voya Financial, Inc.	4,400	205,260
W.R. Berkley Corp.	4,600	263,534
		20,056,674
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	9,700	438,634
Real Estate Investment Trusts (REITS) — 1.1%
Equity Residential	20,366	1,197,928
SL Green Realty Corp.	27,813	1,370,903
Weyerhaeuser Co.	41,406	929,979
		3,498,810
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	13,500	137,700
		77,173,548
Industrial — 12.4%
Aerospace & Defense — 3.4%
The Boeing Co.	13,773	2,524,591
General Dynamics Corp.	8,400	1,255,464
L3 Harris Technologies, Inc.	14,382	2,440,194
Lockheed Martin Corp.	8,200	2,992,344
Northrop Grumman Corp.	4,900	1,506,456
		10,719,049
Building Materials — 0.7%
Fortune Brands Home & Security, Inc.	4,000	255,720
Johnson Controls International PLC	44,188	1,508,579
Masco Corp.	8,200	411,722
Owens Corning	3,100	172,856
		2,348,877
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	16,900	1,048,307
Electronics — 1.1%
Arrow Electronics, Inc. (a)	2,300	157,987
Gentex Corp.	6,800	175,236
Honeywell International, Inc.	18,800	2,718,292
Hubbell, Inc.	1,600	200,576
Jabil, Inc.	4,100	131,528
Sensata Technologies Holding PLC (a)	4,600	171,258
		3,554,877
Environmental Controls — 0.1%
Pentair PLC	4,600	174,754
Hand & Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	1,600	134,784
Snap-on, Inc.	1,600	221,616
		356,400

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	16,000	$2,024,000
Oshkosh Corp.	2,000	143,240
		2,167,240
Machinery – Diversified — 0.6%
AGCO Corp.	2,000	110,920
Curtiss-Wright Corp.	1,200	107,136
Deere & Co.	9,100	1,430,065
Dover Corp.	4,000	386,240
		2,034,361
Miscellaneous - Manufacturing — 2.3%
3M Co.	15,395	2,401,466
Carlisle Cos., Inc.	1,500	179,505
Eaton Corp. PLC	12,000	1,049,760
General Electric Co.	415,399	2,837,175
ITT, Inc.	2,300	135,102
Parker-Hannifin Corp.	3,800	696,426
		7,299,434
Packaging & Containers — 0.2%
Crown Holdings, Inc. (a)	4,000	260,520
Packaging Corp. of America	2,700	269,460
Sealed Air Corp.	4,300	141,255
Sonoco Products Co.	2,200	115,038
		786,273
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,200	209,388
Transportation — 2.8%
CSX Corp.	22,500	1,569,150
Knight-Swift Transportation Holdings, Inc.	5,000	208,550
Norfolk Southern Corp.	6,850	1,202,654
United Parcel Service, Inc. Class B	50,971	5,666,956
XPO Logistics, Inc. (a)	2,500	193,125
		8,840,435
		39,539,395
Technology — 11.3%
Computers — 1.7%
Cognizant Technology Solutions Corp. Class A	14,900	846,618
Hewlett Packard Enterprise Co.	37,400	363,902
HP, Inc.	39,300	684,999
International Business Machines Corp.	25,700	3,103,789
NetApp, Inc.	6,100	270,657
		5,269,965
Semiconductors — 6.5%
Applied Materials, Inc.	23,000	1,390,350
Broadcom, Inc.	11,500	3,629,515
Intel Corp.	125,500	7,508,665
Lam Research Corp.	3,500	1,132,110
Micron Technology, Inc. (a)	31,700	1,633,184
ON Semiconductor Corp. (a)	12,000	237,840
Qorvo, Inc. (a)	3,100	342,643
QUALCOMM, Inc.	53,193	4,851,734
		20,726,041
Software — 3.1%
CDK Global, Inc.	3,400	140,828
Electronic Arts, Inc. (a)	8,500	1,122,425
Microsoft Corp.	18,036	3,670,506
Oracle Corp.	91,800	5,073,786
		10,007,545
		36,003,551
Utilities — 3.5%
Electric — 3.2%
AES Corp.	17,800	257,922
American Electric Power Co., Inc.	17,000	1,353,880
Edison International	27,241	1,479,459
Evergy, Inc.	6,500	385,385
NRG Energy, Inc.	7,300	237,688
OGE Energy Corp.	5,500	166,980
Pinnacle West Capital Corp.	5,000	366,450
Public Service Enterprise Group, Inc.	22,500	1,106,100
Sempra Energy	4,973	582,985
The Southern Co.	78,370	4,063,484
Vistra Energy Corp.	13,900	258,818
		10,259,151
Gas — 0.3%
NiSource, Inc.	34,487	784,234
		11,043,385

TOTAL COMMON STOCK (Cost $321,856,526)		304,286,865

Preferred Stock — 1.2%
Consumer, Non-cyclical — 0.2%
Pharmaceuticals — 0.2%
Becton Dickinson and Co. Convertible (b)	9,601	510,773
Utilities — 1.0%
Electric — 1.0%
Sempra Energy Convertible 6.000%	24,599	2,404,060
Sempra Energy Convertible 6.750%	2,159	212,144
The Southern Co. Convertible 6.750%	15,036	662,486
		3,278,690

MassMutual Select Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $3,917,498)		$3,789,463

TOTAL EQUITIES (Cost $325,774,024)		308,076,328

Mutual Funds — 0.8%
Diversified Financial Services — 0.8%
iShares Russell 1000 Value ETF (b)	15,100	1,700,562
State Street Navigator Securities Lending Prime Portfolio (c)	866,646	866,646
		2,567,208

TOTAL MUTUAL FUNDS (Cost $2,572,406)		2,567,208

TOTAL LONG-TERM INVESTMENTS (Cost $328,346,430)		310,643,536

Short-Term Investments — 0.8%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	104	104

	Principal Amount
Repurchase Agreement — 0.8%

Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$2,580,391	2,580,391

TOTAL SHORT-TERM INVESTMENTS (Cost $2,580,495)		2,580,495

TOTAL INVESTMENTS — 98.6% (Cost $330,926,925) (e)		313,224,031

Other Assets/(Liabilities) — 1.4%		4,601,490

NET ASSETS — 100.0%		$317,825,521

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $1,516,167 or 0.48% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $688,189 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,580,391. Collateralized by U.S. Government Agency obligations with rates ranging from 0.625% - 2.375%, maturity dates ranging from 1/15/24 - 2/29/24, and an aggregate market value, including accrued interest, of $2,632,203.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Fundamental Value Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.9%

Common Stock — 98.9%
Basic Materials — 7.0%
Chemicals — 5.1%
Air Products & Chemicals, Inc.	8,462	$2,043,234
Corteva, Inc. (a)	279,375	7,484,456
DuPont de Nemours, Inc.	150,390	7,990,221
Element Solutions, Inc. (a)	184,475	2,001,554
FMC Corp.	12,116	1,206,996
Linde PLC	21,898	4,644,785
PPG Industries, Inc.	10,487	1,112,251
		26,483,497
Mining — 1.9%
Barrick Gold Corp.	201,811	5,436,788
Kinross Gold Corp. (a)	107,451	775,796
Newmont Corp.	29,058	1,794,041
Yamana Gold, Inc.	342,612	1,870,662
		9,877,287
		36,360,784
Communications — 5.9%
Internet — 1.6%
Alphabet, Inc. Class A (a)	4,318	6,123,140
Facebook, Inc. Class A (a)	10,886	2,471,884
		8,595,024
Media — 1.1%
Comcast Corp. Class A	148,137	5,774,380
Telecommunications — 3.2%
AT&T, Inc.	64,829	1,959,781
Cisco Systems, Inc.	166,628	7,771,530
T-Mobile US, Inc. (a)	26,050	2,713,107
Verizon Communications, Inc.	73,061	4,027,853
		16,472,271
		30,841,675
Consumer, Cyclical — 9.7%
Apparel — 0.4%
Ralph Lauren Corp.	13,641	989,245
Tapestry, Inc.	74,301	986,717
		1,975,962
Auto Manufacturers — 0.4%
Cummins, Inc.	11,418	1,978,283
Auto Parts & Equipment — 0.2%
Lear Corp.	7,882	859,296
Entertainment — 0.6%
Marriott Vacations Worldwide Corp.	19,496	1,602,766
SeaWorld Entertainment, Inc. (a) (b)	108,791	1,611,195
		3,213,961
Food Services — 0.3%
Aramark	75,983	1,714,936
Home Builders — 1.0%
Lennar Corp. Class A	83,435	5,141,265
Home Furnishing — 0.5%
Whirlpool Corp.	21,843	2,829,324
Leisure Time — 0.1%
Harley-Davidson, Inc.	26,400	627,528
Lodging — 1.0%
Las Vegas Sands Corp.	27,064	1,232,494
Marriott International, Inc. Class A	13,888	1,190,618
MGM Resorts International	113,541	1,907,489
Wyndham Hotels & Resorts, Inc.	16,611	707,961
		5,038,562
Retail — 4.8%
Advance Auto Parts, Inc.	12,946	1,844,158
AutoZone, Inc. (a)	4,783	5,395,798
Best Buy Co., Inc.	43,412	3,788,565
Dollar General Corp.	6,866	1,308,042
Foot Locker, Inc.	28,306	825,403
Lowe's Cos., Inc.	63,103	8,526,477
The TJX Cos., Inc.	39,227	1,983,317
Williams-Sonoma, Inc.	12,594	1,032,834
		24,704,594
Textiles — 0.4%
Mohawk Industries, Inc. (a)	21,317	2,169,218
		50,252,929
Consumer, Non-cyclical — 20.4%
Beverages — 1.5%
Coca-Cola European Partners PLC	156,390	5,905,286
Molson Coors Beverage Co. Class B	60,516	2,079,330
		7,984,616

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 1.2%
Aaron's, Inc.	45,658	$2,072,873
Quanta Services, Inc.	50,977	1,999,828
Robert Half International, Inc.	11,537	609,500
United Rentals, Inc. (a)	10,708	1,595,920
		6,278,121
Foods — 0.6%
The Kroger Co.	87,885	2,974,907
Health Care – Products — 3.0%
Avantor, Inc. (a)	69,936	1,188,912
Envista Holdings Corp. (a)	71,148	1,500,511
Hologic, Inc. (a)	35,506	2,023,842
Medtronic PLC	103,050	9,449,685
Zimmer Biomet Holdings, Inc.	11,451	1,366,792
		15,529,742
Health Care – Services — 5.7%
Anthem, Inc.	27,209	7,155,423
Cigna Corp. (a)	55,816	10,473,872
Humana, Inc.	3,897	1,511,062
UnitedHealth Group, Inc.	34,451	10,161,323
		29,301,680
Household Products & Wares — 0.5%
Kimberly-Clark Corp.	18,009	2,545,572
Pharmaceuticals — 7.9%
AmerisourceBergen Corp.	32,794	3,304,651
CVS Health Corp.	102,526	6,661,114
GlaxoSmithKline PLC Sponsored ADR	57,145	2,330,945
Johnson & Johnson	83,216	11,702,666
McKesson Corp.	21,737	3,334,891
Merck & Co., Inc.	36,935	2,856,184
Novartis AG Sponsored ADR	55,595	4,855,667
Pfizer, Inc.	176,479	5,770,863
		40,816,981
		105,431,619
Energy — 5.3%
Oil & Gas — 5.3%
BP PLC Sponsored ADR (b)	79,814	1,861,262
Chevron Corp.	18,420	1,643,617
ConocoPhillips	66,863	2,809,583
Hess Corp.	73,720	3,819,433
Marathon Petroleum Corp.	98,745	3,691,088
Phillips 66	78,318	5,631,064
Royal Dutch Shell PLC Class A Sponsored ADR (b)	33,653	1,100,117
Total SA Sponsored ADR	31,945	1,228,605
Valero Energy Corp.	97,902	5,758,596
		27,543,365
		27,543,365
Financial — 24.4%
Banks — 9.8%
Bank of America Corp.	276,062	6,556,472
The Bank of New York Mellon Corp.	41,462	1,602,506
Citigroup, Inc.	92,214	4,712,135
Fifth Third Bancorp	40,044	772,048
The Goldman Sachs Group, Inc.	10,569	2,088,646
Huntington Bancshares, Inc.	178,901	1,616,371
JP Morgan Chase & Co.	149,774	14,087,742
KeyCorp	124,187	1,512,598
Northern Trust Corp.	64,306	5,102,038
Truist Financial Corp.	88,552	3,325,128
US Bancorp	157,686	5,805,999
Wells Fargo & Co.	152,191	3,896,090
		51,077,773
Diversified Financial Services — 1.7%
American Express Co.	58,558	5,574,722
The Charles Schwab Corp.	43,617	1,471,638
Navient Corp.	87,477	614,963
SLM Corp.	180,506	1,268,957
		8,930,280
Insurance — 9.7%
Aflac, Inc.	50,980	1,836,809
American International Group, Inc.	201,531	6,283,737
Aon PLC Class A	13,807	2,659,228
Assurant, Inc.	12,369	1,277,594
Berkshire Hathaway, Inc. Class B (a)	59,000	10,532,090
Chubb Ltd.	94,438	11,957,740
Everest Re Group Ltd.	13,355	2,753,801
Fidelity National Financial, Inc.	40,975	1,256,293
Marsh & McLennan Cos., Inc.	20,460	2,196,790
The Progressive Corp.	54,370	4,355,581
Reinsurance Group of America, Inc.	7,934	622,343
RenaissanceRe Holdings Ltd.	2,955	505,394
The Travelers Cos., Inc.	10,484	1,195,700
Willis Towers Watson PLC	14,360	2,828,202
		50,261,302
Real Estate Investment Trusts (REITS) — 2.0%
American Campus Communities, Inc.	50,744	1,774,010
Healthpeak Properties, Inc.	155,778	4,293,242
MGM Growth Properties LLC Class A	149,792	4,075,840
		10,143,092
Savings & Loans — 1.2%
New York Community Bancorp, Inc.	607,181	6,193,246
		126,605,693

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 12.1%
Aerospace & Defense — 2.2%
General Dynamics Corp.	36,499	$5,455,141
Howmet Aerospace, Inc.	33,625	532,956
Northrop Grumman Corp.	4,769	1,466,181
Raytheon Technologies Corp.	65,006	4,005,670
		11,459,948
Building Materials — 1.4%
Carrier Global Corp.	45,994	1,021,987
CRH PLC Sponsored ADR	46,098	1,581,622
Owens Corning	85,245	4,753,261
		7,356,870
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	11,626	1,039,016
Emerson Electric Co.	34,481	2,138,856
		3,177,872
Engineering & Construction — 0.7%
AECOM (a)	51,146	1,922,067
Jacobs Engineering Group, Inc.	21,775	1,846,520
		3,768,587
Hand & Machine Tools — 1.2%
Stanley Black & Decker, Inc.	43,877	6,115,576
Machinery – Construction & Mining — 0.7%
BWX Technologies, Inc.	32,863	1,861,360
Caterpillar, Inc.	15,469	1,956,829
		3,818,189
Machinery – Diversified — 2.9%
Deere & Co.	47,283	7,430,524
Dover Corp.	23,874	2,305,273
Otis Worldwide Corp.	22,996	1,307,553
Westinghouse Air Brake Technologies Corp.	65,244	3,756,097
		14,799,447
Miscellaneous - Manufacturing — 0.9%
Eaton Corp. PLC	51,055	4,466,291
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	10,425	1,819,058
Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	16,275	1,958,534
Kansas City Southern	15,366	2,293,990
Union Pacific Corp.	11,373	1,922,833
		6,175,357
		62,957,195
Technology — 10.2%
Computers — 1.1%
Cognizant Technology Solutions Corp. Class A	71,423	4,058,255
Western Digital Corp.	41,114	1,815,183
		5,873,438
Semiconductors — 6.4%
Applied Materials, Inc.	54,944	3,321,365
Broadcom, Inc.	8,471	2,673,532
KLA Corp.	15,541	3,022,414
Lam Research Corp.	12,590	4,072,362
Marvell Technology Group Ltd.	82,130	2,879,478
Microchip Technology, Inc.	23,755	2,501,639
Micron Technology, Inc. (a)	75,043	3,866,215
NXP Semiconductor NV	31,040	3,539,802
ON Semiconductor Corp. (a)	18,820	373,012
Qorvo, Inc. (a)	19,178	2,119,744
QUALCOMM, Inc.	24,078	2,196,154
Texas Instruments, Inc.	22,174	2,815,433
		33,381,150
Software — 2.7%
Microsoft Corp.	14,687	2,988,951
Oracle Corp.	165,805	9,164,042
SS&C Technologies Holdings, Inc	28,875	1,630,860
		13,783,853
		53,038,441
Utilities — 3.9%
Electric — 3.9%
CenterPoint Energy, Inc.	179,425	3,349,865
Dominion Energy, Inc.	15,789	1,281,751
Edison International	82,310	4,470,256
Entergy Corp.	40,781	3,825,665
Exelon Corp.	156,816	5,690,853
Vistra Energy Corp.	75,894	1,413,146
		20,031,536

TOTAL COMMON STOCK (Cost $523,544,490)		513,063,237

TOTAL EQUITIES (Cost $523,544,490)		513,063,237

MassMutual Select Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rights — 0.0%

Communications — 0.0%
Telecommunications — 0.0%
T-Mobile US, Inc., Expires 7/27/20 (a)	18,214	$3,060

TOTAL RIGHTS (Cost $6,739)		3,060

Mutual Funds — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (c)	1,642,471	1,642,471

TOTAL MUTUAL FUNDS (Cost $1,642,471)		1,642,471

TOTAL LONG-TERM INVESTMENTS (Cost $525,193,700)		514,708,768

	Principal Amount
Short-Term Investments — 0.8%

Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$4,231,331	4,231,331

TOTAL SHORT-TERM INVESTMENTS (Cost $4,231,331)		4,231,331

TOTAL INVESTMENTS — 100.0% (Cost $529,425,031) (e)		518,940,099

Other Assets/(Liabilities) — 0.0%		225,380

NET ASSETS — 100.0%		$519,165,479

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $4,387,148 or 0.85% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,916,256 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $4,231,331. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $4,316,051.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500 Index Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.6%

Common Stock — 99.6%

Basic Materials — 2.2%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	26,324	$6,356,194
Albemarle Corp.	12,693	980,027
Celanese Corp.	13,972	1,206,342
CF Industries Holdings, Inc.	25,444	715,994
Corteva, Inc. (a)	89,263	2,391,356
Dow, Inc. (a)	88,333	3,600,453
DuPont de Nemours, Inc.	87,507	4,649,247
Eastman Chemical Co.	16,222	1,129,700
Ecolab, Inc.	29,478	5,864,648
FMC Corp.	15,457	1,539,826
International Flavors & Fragrances, Inc.	12,743	1,560,508
Linde PLC	62,588	13,275,541
LyondellBasell Industries NV Class A	30,670	2,015,632
The Mosaic Co.	41,856	523,619
PPG Industries, Inc.	28,145	2,985,059
The Sherwin-Williams Co.	9,632	5,565,851
		54,359,997
Forest Products & Paper — 0.1%
International Paper Co.	47,039	1,656,243
Iron & Steel — 0.0%
Nucor Corp.	35,969	1,489,476
Mining — 0.3%
Freeport-McMoRan, Inc.	173,179	2,003,681
Newmont Corp.	95,652	5,905,555
		7,909,236
		65,414,952
Communications — 16.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	46,416	796,499
Omnicom Group, Inc.	25,760	1,406,496
		2,202,995
Internet — 11.4%
Alphabet, Inc. Class A (a)	35,763	50,713,722
Alphabet, Inc. Class C (a)	34,862	49,281,272
Amazon.com, Inc. (a)	49,941	137,778,230
Booking Holdings, Inc. (a)	4,882	7,773,804
CDW Corp.	16,997	1,974,712
E*TRADE Financial Corp.	26,137	1,299,793
eBay, Inc.	78,778	4,131,906
Expedia Group, Inc.	16,027	1,317,419
F5 Networks, Inc. (a)	7,214	1,006,209
Facebook, Inc. Class A (a)	286,623	65,083,485
Netflix, Inc. (a)	52,428	23,856,837
NortonLifeLock, Inc.	64,074	1,270,587
Twitter, Inc. (a)	93,605	2,788,493
VeriSign, Inc. (a)	12,133	2,509,468
		350,785,937
Media — 2.0%
Charter Communications, Inc. Class A (a)	17,971	9,165,929
Comcast Corp. Class A	543,044	21,167,855
Discovery, Inc. Class A (a) (b)	19,532	412,125
Discovery, Inc. Class C (a)	37,010	712,812
DISH Network Corp. Class A (a)	30,735	1,060,665
Fox Corp. Class A	40,435	1,084,467
Fox Corp. Class B (a)	18,436	494,822
News Corp. Class A	46,030	545,916
News Corp. Class B	15,176	181,353
ViacomCBS, Inc. Class B	64,544	1,505,166
The Walt Disney Co.	215,335	24,012,006
		60,343,116
Telecommunications — 3.0%
Arista Networks, Inc. (a)	6,417	1,347,762
AT&T, Inc.	849,379	25,676,727
CenturyLink, Inc.	117,094	1,174,453
Cisco Systems, Inc.	505,562	23,579,412
Corning, Inc.	90,581	2,346,048
Juniper Networks, Inc.	39,310	898,626
Motorola Solutions, Inc.	20,283	2,842,257
T-Mobile US, Inc. (a)	65,623	6,834,635
Verizon Communications, Inc.	493,228	27,191,660
		91,891,580
		505,223,628
Consumer, Cyclical — 7.7%
Airlines — 0.2%
Alaska Air Group, Inc.	14,564	528,091
American Airlines Group, Inc. (b)	58,510	764,726
Delta Air Lines, Inc.	67,941	1,905,745
Southwest Airlines Co.	64,134	2,192,100
United Airlines Holdings, Inc. (a)	29,889	1,034,458
		6,425,120
Apparel — 0.6%
Hanesbrands, Inc. (b)	40,202	453,881
NIKE, Inc. Class B	147,850	14,496,692
PVH Corp.	8,154	391,800
Ralph Lauren Corp.	5,487	397,917
Tapestry, Inc.	33,033	438,678
Under Armour, Inc. Class A (a)	22,560	219,734
Under Armour, Inc. Class C (a)	23,609	208,704

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	37,957	$2,313,100
		18,920,506
Auto Manufacturers — 0.4%
Cummins, Inc.	17,595	3,048,509
Ford Motor Co.	466,160	2,834,253
General Motors Co.	150,330	3,803,349
PACCAR, Inc.	41,235	3,086,440
		12,772,551
Auto Parts & Equipment — 0.1%
Aptiv PLC	31,920	2,487,206
BorgWarner, Inc.	24,806	875,652
		3,362,858
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	24,643	2,052,022
Fastenal Co.	68,288	2,925,458
LKQ Corp. (a)	36,444	954,833
W.W. Grainger, Inc.	5,169	1,623,893
		7,556,206
Entertainment — 0.0%
Live Nation Entertainment, Inc. (a)	16,992	753,255
Home Builders — 0.2%
D.R. Horton, Inc.	39,428	2,186,283
Lennar Corp. Class A	32,788	2,020,396
NVR, Inc. (a)	412	1,342,605
PulteGroup, Inc.	30,162	1,026,413
		6,575,697
Home Furnishing — 0.1%
Leggett & Platt, Inc.	15,887	558,428
Whirlpool Corp.	7,461	966,424
		1,524,852
Housewares — 0.0%
Newell Brands, Inc.	45,617	724,398
Leisure Time — 0.1%
Carnival Corp. (b)	56,758	931,967
Norwegian Cruise Line Holdings Ltd. (a)	30,668	503,875
Royal Caribbean Cruises Ltd. (b)	20,524	1,032,357
		2,468,199
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	33,013	2,424,805
Las Vegas Sands Corp.	39,985	1,820,917
Marriott International, Inc. Class A	32,078	2,750,047
MGM Resorts International	58,188	977,558
Wynn Resorts Ltd.	11,651	867,883
		8,841,210
Retail — 5.4%
Advance Auto Parts, Inc.	8,257	1,176,210
AutoZone, Inc. (a)	2,784	3,140,686
Best Buy Co., Inc.	27,120	2,366,762
CarMax, Inc. (a)	19,391	1,736,464
Chipotle Mexican Grill, Inc. (a)	3,061	3,221,274
Costco Wholesale Corp.	52,628	15,957,336
Darden Restaurants, Inc.	15,511	1,175,268
Dollar General Corp.	30,008	5,716,824
Dollar Tree, Inc. (a)	28,292	2,622,103
Domino's Pizza, Inc.	4,649	1,717,527
The Gap, Inc.	25,556	322,517
Genuine Parts Co.	17,256	1,500,582
The Home Depot, Inc.	128,201	32,115,633
Kohl's Corp.	18,925	393,072
L Brands, Inc.	27,894	417,573
Lowe's Cos., Inc.	90,018	12,163,232
McDonald's Corp.	88,635	16,350,498
O'Reilly Automotive, Inc. (a)	8,858	3,735,153
Ross Stores, Inc.	42,389	3,613,238
Starbucks Corp.	139,263	10,248,364
Target Corp.	59,606	7,148,548
Tiffany & Co.	12,952	1,579,367
The TJX Cos., Inc.	142,822	7,221,080
Tractor Supply Co.	13,717	1,807,763
Ulta Beauty, Inc. (a)	6,671	1,357,015
Walgreens Boots Alliance, Inc.	87,927	3,727,226
Walmart, Inc.	168,768	20,215,031
Yum! Brands, Inc.	35,936	3,123,198
		165,869,544
Textiles — 0.0%
Mohawk Industries, Inc. (a)	7,116	724,124
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	15,173	1,137,216
		237,655,736
Consumer, Non-cyclical — 22.3%
Agriculture — 0.8%
Altria Group, Inc.	221,539	8,695,406
Archer-Daniels-Midland Co.	66,191	2,641,021
Philip Morris International, Inc.	185,616	13,004,257
		24,340,684
Beverages — 1.7%
Brown-Forman Corp. Class B	21,772	1,386,006
The Coca-Cola Co.	460,781	20,587,695
Constellation Brands, Inc. Class A	20,035	3,505,123
Molson Coors Beverage Co. Class B	22,489	772,722
Monster Beverage Corp. (a)	44,566	3,089,315
PepsiCo, Inc.	165,373	21,872,233
		51,213,094

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	26,336	$2,955,953
Amgen, Inc.	70,113	16,536,852
Bio-Rad Laboratories, Inc. Class A (a)	2,557	1,154,460
Biogen, Inc. (a)	19,454	5,204,918
Gilead Sciences, Inc.	149,464	11,499,760
Illumina, Inc. (a)	17,524	6,490,013
Incyte Corp. (a)	21,513	2,236,706
Regeneron Pharmaceuticals, Inc. (a)	12,023	7,498,144
Vertex Pharmaceuticals, Inc. (a)	30,903	8,971,450
		62,548,256
Commercial Services — 2.5%
Automatic Data Processing, Inc.	51,241	7,629,273
Cintas Corp.	10,048	2,676,385
Equifax, Inc.	14,470	2,487,104
FleetCor Technologies, Inc. (a)	10,008	2,517,312
Gartner, Inc. (a)	10,668	1,294,348
Global Payments, Inc.	35,665	6,049,497
H&R Block, Inc. (b)	22,052	314,903
IHS Markit Ltd.	47,557	3,590,554
MarketAxess Holdings, Inc.	4,519	2,263,657
Moody's Corp.	19,219	5,280,036
Nielsen Holdings PLC	42,671	634,091
PayPal Holdings, Inc. (a)	139,958	24,384,882
Quanta Services, Inc.	16,028	628,778
Robert Half International, Inc.	13,734	725,567
Rollins, Inc.	16,517	700,156
S&P Global, Inc.	28,708	9,458,712
United Rentals, Inc. (a)	8,523	1,270,268
Verisk Analytics, Inc.	19,346	3,292,689
		75,198,212
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	102,080	7,478,381
Coty, Inc. Class A	35,695	159,557
The Estee Lauder Cos., Inc. Class A	26,790	5,054,737
The Procter & Gamble Co.	295,009	35,274,226
		47,966,901
Foods — 1.2%
Campbell Soup Co.	20,189	1,001,980
Conagra Brands, Inc.	57,900	2,036,343
General Mills, Inc.	72,251	4,454,274
The Hershey Co.	17,577	2,278,331
Hormel Foods Corp.	33,373	1,610,915
The J.M. Smucker Co.	13,604	1,439,439
Kellogg Co.	29,818	1,969,777
The Kraft Heinz Co.	74,290	2,369,108
The Kroger Co.	93,711	3,172,117
Lamb Weston Holdings, Inc.	17,421	1,113,725
McCormick & Co., Inc.	14,742	2,644,862
Mondelez International, Inc. Class A	170,150	8,699,770
Sysco Corp.	60,529	3,308,515
Tyson Foods, Inc. Class A	35,056	2,093,194
		38,192,350
Health Care – Products — 3.9%
Abbott Laboratories	210,862	19,279,113
ABIOMED, Inc. (a)	5,362	1,295,245
Align Technology, Inc. (a)	8,547	2,345,639
Baxter International, Inc.	60,677	5,224,290
Boston Scientific Corp. (a)	170,434	5,983,938
The Cooper Cos., Inc.	5,830	1,653,621
Danaher Corp.	75,004	13,262,957
Dentsply Sirona, Inc.	26,200	1,154,372
Edwards Lifesciences Corp. (a)	73,909	5,107,851
Henry Schein, Inc. (a)	16,809	981,478
Hologic, Inc. (a)	30,613	1,744,941
IDEXX Laboratories, Inc. (a)	10,126	3,343,200
Intuitive Surgical, Inc. (a)	13,903	7,922,346
Medtronic PLC	159,910	14,663,747
ResMed, Inc.	17,248	3,311,616
Steris PLC	10,141	1,556,035
Stryker Corp.	38,444	6,927,224
Teleflex, Inc.	5,543	2,017,541
Thermo Fisher Scientific, Inc.	47,080	17,058,967
Varian Medical Systems, Inc. (a)	10,855	1,329,955
West Pharmaceutical Services, Inc.	8,784	1,995,461
Zimmer Biomet Holdings, Inc.	24,675	2,945,208
		121,104,745
Health Care – Services — 2.3%
Anthem, Inc.	30,064	7,906,231
Centene Corp. (a)	69,048	4,388,000
Cigna Corp. (a)	44,008	8,258,101
DaVita, Inc. (a)	9,990	790,609
HCA Healthcare, Inc.	31,455	3,053,022
Humana, Inc.	15,766	6,113,267
IQVIA Holdings, Inc. (a)	21,166	3,003,032
Laboratory Corp. of America Holdings (a)	11,605	1,927,707
Quest Diagnostics, Inc.	15,874	1,809,001
UnitedHealth Group, Inc.	113,035	33,339,673
Universal Health Services, Inc. Class B	9,132	848,271
		71,436,914
Household Products & Wares — 0.4%
Avery Dennison Corp.	9,841	1,122,760
Church & Dwight Co., Inc.	29,320	2,266,436
The Clorox Co.	14,909	3,270,587
Kimberly-Clark Corp.	40,593	5,737,820
		12,397,603
Pharmaceuticals — 5.9%
AbbVie, Inc.	210,071	20,624,771
AmerisourceBergen Corp.	17,619	1,775,467
Becton Dickinson and Co.	35,154	8,411,298
Bristol-Myers Squibb Co.	269,729	15,860,065
Cardinal Health, Inc.	34,741	1,813,133
CVS Health Corp.	155,860	10,126,224

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DexCom, Inc. (a)	11,004	$4,461,022
Eli Lilly and Co.	100,392	16,482,358
Johnson & Johnson	314,017	44,160,211
McKesson Corp.	19,305	2,961,773
Merck & Co., Inc.	300,882	23,267,205
Mylan NV (a)	61,315	985,945
Perrigo Co. PLC	16,291	900,403
Pfizer, Inc.	662,241	21,655,281
Zoetis, Inc.	56,627	7,760,164
		181,245,320
		685,644,079
Energy — 2.8%
Oil & Gas — 2.3%
Apache Corp.	45,043	608,081
Cabot Oil & Gas Corp.	47,528	816,531
Chevron Corp.	222,566	19,859,564
Concho Resources, Inc.	23,269	1,198,353
ConocoPhillips	127,906	5,374,610
Devon Energy Corp.	44,498	504,607
Diamondback Energy, Inc.	18,851	788,349
EOG Resources, Inc.	69,457	3,518,692
Exxon Mobil Corp.	504,035	22,540,445
Hess Corp.	31,148	1,613,778
HollyFrontier Corp.	17,882	522,154
Marathon Oil Corp.	93,471	572,043
Marathon Petroleum Corp.	77,559	2,899,155
Noble Energy, Inc.	57,305	513,453
Occidental Petroleum Corp.	107,321	1,963,974
Phillips 66	52,080	3,744,552
Pioneer Natural Resources Co.	19,677	1,922,443
Valero Energy Corp.	48,650	2,861,593
		71,822,377
Oil & Gas Services — 0.2%
Baker Hughes Co.	77,720	1,196,111
Halliburton Co.	104,735	1,359,460
National Oilwell Varco, Inc.	45,138	552,941
Schlumberger Ltd.	165,973	3,052,243
TechnipFMC PLC	50,521	345,564
		6,506,319
Pipelines — 0.3%
Kinder Morgan, Inc.	232,107	3,521,063
ONEOK, Inc.	52,469	1,743,020
The Williams Cos., Inc.	144,730	2,752,765
		8,016,848
		86,345,544
Financial — 14.5%
Banks — 4.3%
Bank of America Corp.	930,792	22,106,310
The Bank of New York Mellon Corp.	96,107	3,714,536
Citigroup, Inc.	248,241	12,685,115
Citizens Financial Group, Inc.	50,480	1,274,115
Comerica, Inc.	16,735	637,603
Fifth Third Bancorp	85,060	1,639,957
First Republic Bank	20,446	2,167,072
The Goldman Sachs Group, Inc.	36,905	7,293,166
Huntington Bancshares, Inc.	119,821	1,082,583
JP Morgan Chase & Co.	363,169	34,159,676
KeyCorp	115,620	1,408,252
M&T Bank Corp.	15,219	1,582,319
Morgan Stanley	142,773	6,895,936
Northern Trust Corp.	24,732	1,962,237
The PNC Financial Services Group, Inc.	50,613	5,324,994
Regions Financial Corp.	114,704	1,275,508
State Street Corp.	41,974	2,667,448
SVB Financial Group (a)	6,149	1,325,294
Truist Financial Corp.	160,654	6,032,558
US Bancorp	163,426	6,017,345
Wells Fargo & Co.	444,847	11,388,083
Zions Bancorp NA	19,836	674,424
		133,314,531
Diversified Financial Services — 4.0%
American Express Co.	78,701	7,492,335
Ameriprise Financial, Inc.	14,550	2,183,082
BlackRock, Inc.	18,387	10,004,183
Capital One Financial Corp.	54,316	3,399,638
Cboe Global Markets, Inc.	13,096	1,221,595
The Charles Schwab Corp.	136,600	4,608,884
CME Group, Inc.	42,745	6,947,772
Discover Financial Services	36,400	1,823,276
Franklin Resources, Inc.	33,151	695,177
Intercontinental Exchange, Inc.	65,228	5,974,885
Invesco Ltd.	44,994	484,135
Mastercard, Inc. Class A	105,346	31,150,812
Nasdaq, Inc.	13,697	1,636,381
Raymond James Financial, Inc.	14,569	1,002,784
Synchrony Financial	63,872	1,415,404
T. Rowe Price Group, Inc.	27,129	3,350,432
Visa, Inc. Class A	201,095	38,845,521
The Western Union Co.	49,041	1,060,266
		123,296,562
Insurance — 3.3%
Aflac, Inc.	85,549	3,082,330
The Allstate Corp.	37,469	3,634,118
American International Group, Inc.	102,731	3,203,153
Aon PLC Class A	27,548	5,305,745
Arthur J Gallagher & Co.	22,607	2,203,956
Assurant, Inc.	7,094	732,739
Berkshire Hathaway, Inc. Class B (a)	231,697	41,360,232
Chubb Ltd.	53,808	6,813,169
Cincinnati Financial Corp.	18,000	1,152,540
Everest Re Group Ltd.	4,780	985,636
Globe Life, Inc.	11,724	870,273
The Hartford Financial Services Group, Inc.	42,518	1,639,069
Lincoln National Corp.	23,110	850,217

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Loews Corp.	28,477	$976,476
Marsh & McLennan Cos., Inc.	60,813	6,529,492
MetLife, Inc.	92,035	3,361,118
Principal Financial Group, Inc.	30,466	1,265,558
The Progressive Corp.	69,756	5,588,153
Prudential Financial, Inc.	47,087	2,867,598
The Travelers Cos., Inc.	30,161	3,439,862
Unum Group	23,337	387,161
W.R. Berkley Corp.	16,907	968,602
Willis Towers Watson PLC	15,351	3,023,379
		100,240,576
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	40,020	1,809,704
Real Estate Investment Trusts (REITS) — 2.8%
Alexandria Real Estate Equities, Inc.	15,039	2,440,078
American Tower Corp.	52,837	13,660,478
Apartment Investment and Management Co. Class A	17,874	672,777
AvalonBay Communities, Inc.	16,795	2,597,179
Boston Properties, Inc.	17,249	1,558,965
Crown Castle International Corp.	49,668	8,311,940
Digital Realty Trust, Inc.	31,980	4,544,678
Duke Realty Corp.	43,922	1,554,400
Equinix, Inc.	10,550	7,409,265
Equity Residential	41,738	2,455,029
Essex Property Trust, Inc.	7,803	1,788,213
Extra Space Storage, Inc.	15,394	1,421,944
Federal Realty Investment Trust	8,408	716,446
Healthpeak Properties, Inc.	63,901	1,761,112
Host Hotels & Resorts, Inc.	84,161	908,097
Iron Mountain, Inc. (b)	34,336	896,170
Kimco Realty Corp.	51,698	663,802
Mid-America Apartment Communities, Inc.	13,668	1,567,310
Prologis, Inc.	88,034	8,216,213
Public Storage	17,916	3,437,901
Realty Income Corp.	40,961	2,437,179
Regency Centers Corp.	20,268	930,098
SBA Communications Corp.	13,306	3,964,123
Simon Property Group, Inc.	36,460	2,493,135
SL Green Realty Corp.	8,833	435,379
UDR, Inc.	35,104	1,312,187
Ventas, Inc.	44,505	1,629,773
Vornado Realty Trust	19,017	726,640
Welltower, Inc.	49,801	2,577,202
Weyerhaeuser Co.	89,020	1,999,389
		85,087,102
Savings & Loans — 0.0%
People's United Financial, Inc.	50,823	588,022
		444,336,497
Industrial — 7.8%
Aerospace & Defense — 1.7%
The Boeing Co.	63,904	11,713,603
General Dynamics Corp.	27,700	4,140,042
Howmet Aerospace, Inc.	45,834	726,469
L3 Harris Technologies, Inc.	25,730	4,365,609
Lockheed Martin Corp.	29,413	10,733,392
Northrop Grumman Corp.	18,479	5,681,184
Raytheon Technologies Corp.	175,336	10,804,204
Teledyne Technologies, Inc. (a)	4,376	1,360,717
TransDigm Group, Inc.	5,996	2,650,532
		52,175,752
Building Materials — 0.4%
Carrier Global Corp.	97,120	2,158,006
Fortune Brands Home & Security, Inc.	16,658	1,064,946
Johnson Controls International PLC	88,711	3,028,594
Martin Marietta Materials, Inc.	7,430	1,534,815
Masco Corp.	31,477	1,580,460
Vulcan Materials Co.	15,798	1,830,198
		11,197,019
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	27,432	2,451,598
Emerson Electric Co.	71,306	4,423,111
		6,874,709
Electronics — 1.3%
Agilent Technologies, Inc.	36,810	3,252,900
Allegion PLC	11,026	1,127,078
Amphenol Corp. Class A	35,308	3,382,859
FLIR Systems, Inc.	15,648	634,839
Fortive Corp.	35,375	2,393,472
Garmin Ltd.	17,357	1,692,308
Honeywell International, Inc.	83,667	12,097,412
Keysight Technologies, Inc. (a)	22,268	2,244,169
Mettler-Toledo International, Inc. (a)	2,843	2,290,179
PerkinElmer, Inc.	13,290	1,303,616
Roper Technologies, Inc.	12,445	4,831,896
TE Connectivity Ltd.	39,330	3,207,361
Waters Corp. (a)	7,326	1,321,610
		39,779,699
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	15,384	1,304,563
Environmental Controls — 0.3%
Pentair PLC	19,663	746,997
Republic Services, Inc.	25,093	2,058,881
Waste Management, Inc.	46,292	4,902,786
		7,708,664
Hand & Machine Tools — 0.1%
Snap-on, Inc.	6,509	901,562
Stanley Black & Decker, Inc.	18,388	2,562,919
		3,464,481

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	64,520	$8,161,780
Machinery – Diversified — 0.6%
Deere & Co.	37,305	5,862,481
Dover Corp.	17,074	1,648,665
Flowserve Corp.	15,645	446,195
IDEX Corp.	9,002	1,422,676
Ingersoll Rand, Inc. (a)	41,273	1,160,597
Otis Worldwide Corp.	48,561	2,761,179
Rockwell Automation, Inc.	13,818	2,943,234
Westinghouse Air Brake Technologies Corp.	21,642	1,245,930
Xylem, Inc.	21,482	1,395,471
		18,886,428
Miscellaneous - Manufacturing — 1.1%
3M Co.	68,560	10,694,674
A.O. Smith Corp.	16,130	760,046
Eaton Corp. PLC	47,721	4,174,633
General Electric Co.	1,042,941	7,123,287
Illinois Tool Works, Inc.	34,272	5,992,459
Parker-Hannifin Corp.	15,314	2,806,597
Textron, Inc.	27,106	892,059
Trane Technologies PLC	28,487	2,534,773
		34,978,528
Packaging & Containers — 0.2%
Amcor PLC (a)	187,001	1,909,280
Ball Corp.	38,901	2,703,230
Packaging Corp. of America	11,292	1,126,942
Sealed Air Corp.	18,678	613,572
WestRock Co.	31,006	876,230
		7,229,254
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	4,833	843,310
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	16,068	1,270,336
CSX Corp.	91,313	6,368,169
Expeditors International of Washington, Inc.	19,707	1,498,520
FedEx Corp.	28,660	4,018,705
J.B. Hunt Transport Services, Inc.	10,077	1,212,666
Kansas City Southern	11,270	1,682,499
Norfolk Southern Corp.	30,556	5,364,717
Old Dominion Freight Line, Inc.	11,263	1,910,092
Union Pacific Corp.	80,902	13,678,101
United Parcel Service, Inc. Class B	83,927	9,331,004
		46,334,809
		238,938,996
Technology — 22.7%
Computers — 7.2%
Accenture PLC Class A	75,925	16,302,616
Apple, Inc.	485,646	177,163,661
Cognizant Technology Solutions Corp. Class A	64,493	3,664,492
DXC Technology Co.	29,659	489,374
Fortinet, Inc. (a)	15,998	2,196,045
Hewlett Packard Enterprise Co.	153,863	1,497,087
HP, Inc.	170,598	2,973,523
International Business Machines Corp.	105,852	12,783,746
Leidos Holdings, Inc.	15,940	1,493,100
NetApp, Inc.	26,105	1,158,279
Seagate Technology PLC	26,723	1,293,660
Western Digital Corp.	35,751	1,578,407
		222,593,990
Office & Business Equipment — 0.1%
Xerox Holdings Corp. (a)	22,051	337,160
Zebra Technologies Corp. Class A (a)	6,297	1,611,717
		1,948,877
Semiconductors — 4.8%
Advanced Micro Devices, Inc. (a)	139,624	7,345,619
Analog Devices, Inc.	43,936	5,388,311
Applied Materials, Inc.	109,272	6,605,492
Broadcom, Inc.	47,658	15,041,341
Intel Corp.	504,696	30,195,962
IPG Photonics Corp. (a)	4,156	666,581
KLA Corp.	18,498	3,597,491
Lam Research Corp.	17,306	5,597,799
Maxim Integrated Products, Inc.	31,843	1,930,004
Microchip Technology, Inc.	29,267	3,082,108
Micron Technology, Inc. (a)	132,628	6,832,995
NVIDIA Corp.	73,324	27,856,521
Qorvo, Inc. (a)	13,594	1,502,545
QUALCOMM, Inc.	134,093	12,230,622
Skyworks Solutions, Inc.	19,863	2,539,683
Texas Instruments, Inc.	109,392	13,889,502
Xilinx, Inc.	28,962	2,849,571
		147,152,147
Software — 10.6%
Activision Blizzard, Inc.	91,852	6,971,567
Adobe, Inc. (a)	57,425	24,997,677
Akamai Technologies, Inc. (a)	19,352	2,072,406
ANSYS, Inc. (a)	10,245	2,988,774
Autodesk, Inc. (a)	26,131	6,250,274
Broadridge Financial Solutions, Inc.	13,686	1,727,036
Cadence Design Systems, Inc. (a)	33,292	3,194,700
Cerner Corp.	36,231	2,483,635
Citrix Systems, Inc.	13,835	2,046,335
Electronic Arts, Inc. (a)	34,417	4,544,765
Fidelity National Information Services, Inc.	73,657	9,876,667
Fiserv, Inc. (a)	67,067	6,547,081
Intuit, Inc.	31,085	9,207,066
Jack Henry & Associates, Inc.	9,140	1,682,034
Microsoft Corp.	903,886	183,949,840
MSCI, Inc.	10,136	3,383,599
Oracle Corp.	248,100	13,712,487

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Paychex, Inc.	38,087	$2,885,090
Paycom Software, Inc. (a)	5,753	1,781,877
salesforce.com, Inc. (a)	107,396	20,118,493
ServiceNow, Inc. (a)	22,734	9,208,634
Synopsys, Inc. (a)	17,978	3,505,710
Take-Two Interactive Software, Inc. (a)	13,588	1,896,477
Tyler Technologies, Inc. (a)	4,714	1,635,192
		326,667,416
		698,362,430
Utilities — 3.1%
Electric — 2.9%
AES Corp.	78,968	1,144,246
Alliant Energy Corp.	29,828	1,426,972
Ameren Corp.	29,452	2,072,243
American Electric Power Co., Inc.	59,063	4,703,777
CenterPoint Energy, Inc.	65,031	1,214,129
CMS Energy Corp.	34,121	1,993,349
Consolidated Edison, Inc.	39,824	2,864,540
Dominion Energy, Inc.	99,971	8,115,646
DTE Energy Co.	22,987	2,471,103
Duke Energy Corp.	87,589	6,997,485
Edison International	45,018	2,444,928
Entergy Corp.	23,835	2,235,961
Evergy, Inc.	27,061	1,604,447
Eversource Energy	40,086	3,337,961
Exelon Corp.	116,262	4,219,148
FirstEnergy Corp.	64,681	2,508,329
NextEra Energy, Inc.	58,329	14,008,876
NRG Energy, Inc.	28,722	935,188
Pinnacle West Capital Corp.	13,345	978,055
PPL Corp.	91,736	2,370,458
Public Service Enterprise Group, Inc.	60,303	2,964,495
Sempra Energy	34,882	4,089,217
The Southern Co.	125,853	6,525,478
WEC Energy Group, Inc.	37,590	3,294,764
Xcel Energy, Inc.	62,559	3,909,937
		88,430,732
Gas — 0.1%
Atmos Energy Corp.	14,597	1,453,569
NiSource, Inc.	45,856	1,042,766
		2,496,335
Water — 0.1%
American Water Works Co., Inc.	21,572	2,775,454
		93,702,521

TOTAL COMMON STOCK (Cost $1,852,769,954)		3,055,624,383

TOTAL EQUITIES (Cost $1,852,769,954)		3,055,624,383

Rights — 0.0%

Communications — 0.0%

Telecommunications — 0.0%
T-Mobile US, Inc., Expires 7/27/20 (a)	46,122	7,748

TOTAL RIGHTS (Cost $17,065)		7,748

Mutual Funds — 0.0%

Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	1,307,236	1,307,236

TOTAL MUTUAL FUNDS (Cost $1,307,236)		1,307,236

TOTAL LONG-TERM INVESTMENTS (Cost $1,854,094,255)		3,056,939,367

	Principal Amount
Short-Term Investments — 0.2%
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 7/16/20 (d)	$7,365,000	7,364,609

TOTAL SHORT-TERM INVESTMENTS (Cost $7,362,389)		7,364,609

TOTAL INVESTMENTS — 99.8% (Cost $1,861,456,644) (e)		3,064,303,976

Other Assets/(Liabilities) — 0.2%		5,045,102

NET ASSETS — 100.0%		$3,069,349,078

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $4,074,668 or 0.13% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,845,730 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	A portion of this security is pledged/held as collateral for open derivatives.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/18/20	146	$22,090,719	$467,741

MassMutual Select Equity Opportunities Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.2%

Common Stock — 97.3%
Basic Materials — 6.3%
Chemicals — 6.1%
CF Industries Holdings, Inc.	101,100	$2,844,954
DuPont de Nemours, Inc.	107,400	5,706,162
Ecolab, Inc.	48,990	9,746,560
Linde PLC	91,741	19,459,184
		37,756,860
Forest Products & Paper — 0.2%
International Paper Co.	28,600	1,007,006
		38,763,866
Communications — 2.1%
Media — 1.5%
Comcast Corp. Class A	118,900	4,634,722
Fox Corp. Class B (a)	128,300	3,443,572
The Walt Disney Co.	12,150	1,354,847
		9,433,141
Telecommunications — 0.6%
Cisco Systems, Inc.	74,100	3,456,024
Verizon Communications, Inc.	3,200	176,416
		3,632,440
		13,065,581
Consumer, Cyclical — 11.1%
Apparel — 3.6%
NIKE, Inc. Class B	229,483	22,500,808
Lodging — 0.4%
Las Vegas Sands Corp.	46,700	2,126,718
Retail — 7.1%
McDonald's Corp.	138,573	25,562,561
The TJX Cos., Inc.	365,409	18,475,079
		44,037,640
		68,665,166
Consumer, Non-cyclical — 35.4%
Agriculture — 0.6%
Philip Morris International, Inc.	52,700	3,692,162
Beverages — 9.4%
The Coca-Cola Co.	485,609	21,697,010
Diageo PLC	486,463	16,147,630
PepsiCo, Inc.	152,566	20,178,379
		58,023,019
Biotechnology — 0.4%
Gilead Sciences, Inc.	34,950	2,689,053
Cosmetics & Personal Care — 5.0%
Colgate-Palmolive Co.	302,835	22,185,692
The Procter & Gamble Co.	74,852	8,950,054
		31,135,746
Foods — 1.1%
Conagra Brands, Inc.	66,300	2,331,771
Tyson Foods, Inc. Class A	69,000	4,119,990
		6,451,761
Health Care – Products — 7.0%
Baxter International, Inc.	127,499	10,977,664
Danaher Corp.	74,453	13,165,524
Medtronic PLC	210,395	19,293,221
		43,436,409
Health Care – Services — 4.9%
Anthem, Inc.	17,700	4,654,746
UnitedHealth Group, Inc.	87,206	25,721,410
		30,376,156
Household Products & Wares — 0.8%
Kimberly-Clark Corp.	34,900	4,933,115
Pharmaceuticals — 6.2%
AbbVie, Inc.	38,000	3,730,840
Becton Dickinson and Co.	17,650	4,223,116
CVS Health Corp.	76,100	4,944,217
Johnson & Johnson	181,550	25,531,376
		38,429,549
		219,166,970
Energy — 2.1%
Oil & Gas — 1.4%
Occidental Petroleum Corp.	50,000	915,000
Total SA	174,600	6,650,443
Total SA Sponsored ADR	26,100	1,003,806
		8,569,249

MassMutual Select Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.2%
Halliburton Co.	91,000	$1,181,180
Pipelines — 0.5%
TC Energy Corp.	70,400	3,017,344
		12,767,773
Financial — 18.8%
Banks — 4.2%
Fifth Third Bancorp	180,000	3,470,400
JP Morgan Chase & Co.	18,650	1,754,219
Morgan Stanley	121,300	5,858,790
The PNC Financial Services Group, Inc.	63,039	6,632,333
State Street Corp.	49,300	3,133,015
Wells Fargo & Co.	205,100	5,250,560
		26,099,317
Diversified Financial Services — 4.5%
American Express Co.	201,842	19,215,358
Visa, Inc. Class A	45,327	8,755,817
		27,971,175
Insurance — 6.8%
American International Group, Inc.	126,100	3,931,798
Chubb Ltd.	178,235	22,568,116
Marsh & McLennan Cos., Inc.	113,327	12,167,920
MetLife, Inc.	99,000	3,615,480
		42,283,314
Real Estate Investment Trusts (REITS) — 3.3%
American Tower Corp.	25,578	6,612,936
Equity Residential	30,200	1,776,364
Public Storage	43,809	8,406,509
SL Green Realty Corp.	40,500	1,996,245
Weyerhaeuser Co.	60,000	1,347,600
		20,139,654
		116,493,460
Industrial — 12.2%
Aerospace & Defense — 3.9%
The Boeing Co.	20,550	3,766,815
L3 Harris Technologies, Inc.	21,250	3,605,487
Lockheed Martin Corp.	25,205	9,197,809
Northrop Grumman Corp.	25,247	7,761,938
		24,332,049
Building Materials — 0.2%
Johnson Controls International PLC	34,300	1,171,002
Machinery – Diversified — 1.6%
Deere & Co.	62,493	9,820,775
Miscellaneous - Manufacturing — 0.7%
General Electric Co.	615,000	4,200,450
Transportation — 5.8%
Canadian National Railway Co.	154,711	13,687,638
Union Pacific Corp.	102,186	17,276,587
United Parcel Service, Inc. Class B	45,400	5,047,572
		36,011,797
		75,536,073
Technology — 7.6%
Computers — 2.1%
Accenture PLC Class A	61,956	13,303,192
Semiconductors — 1.2%
QUALCOMM, Inc.	78,850	7,191,909
Software — 4.3%
Microsoft Corp.	131,499	26,761,361
		47,256,462
Utilities — 1.7%
Electric — 1.5%
Edison International	40,400	2,194,124
Sempra Energy	7,150	838,195
The Southern Co.	117,200	6,076,820
		9,109,139
Gas — 0.2%
NiSource, Inc.	51,000	1,159,740
		10,268,879

TOTAL COMMON STOCK (Cost $562,378,096)		601,984,230

Preferred Stock — 0.9%
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	14,246	757,887

Utilities — 0.8%
Electric — 0.8%
Sempra Energy Convertible 6.000%	36,700	3,586,691
Sempra Energy Convertible 6.750%	2,750	270,215

MassMutual Select Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Southern Co. Convertible 6.750%	22,900	$1,008,974
		4,865,880
		4,865,880

TOTAL PREFERRED STOCK (Cost $5,811,271)		5,623,767

TOTAL EQUITIES (Cost $568,189,367)		607,607,997

Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	768,614	768,614

TOTAL MUTUAL FUNDS (Cost $768,614)		768,614

TOTAL LONG-TERM INVESTMENTS (Cost $568,957,981)		608,376,611

SHORT-TERM INVESTMENTS — 0.4%

Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,053	1,053

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$2,457,543	2,457,543

TOTAL SHORT-TERM INVESTMENTS (Cost $2,458,596)		2,458,596

TOTAL INVESTMENTS — 98.7% (Cost $571,416,577) (e)		610,835,207

Other Assets/(Liabilities) — 1.3%		7,981,185

NET ASSETS — 100.0%		$618,816,392

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $750,280 or 0.12% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,457,543. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $2,506,869.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Fundamental Growth Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.3%

Common Stock — 99.3%
Basic Materials — 0.8%
Chemicals — 0.8%
RPM International, Inc.	8,260	$619,996
Communications — 6.0%
Internet — 4.5%
CDW Corp.	13,122	1,524,514
Etsy, Inc. (a)	9,409	999,518
Zendesk, Inc. (a)	12,180	1,078,295
		3,602,327
Telecommunications — 1.5%
Motorola Solutions, Inc.	3,320	465,232
NICE Systems Ltd. Sponsored ADR (a) (b)	4,030	762,637
		1,227,869
		4,830,196
Consumer, Cyclical — 11.1%
Entertainment — 1.4%
Vail Resorts, Inc.	6,404	1,166,488
Food Services — 1.5%
Aramark	51,995	1,173,527
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	9,440	693,368
Retail — 7.3%
Burlington Stores, Inc. (a)	8,207	1,616,205
Chipotle Mexican Grill, Inc. (a)	467	491,452
Domino's Pizza, Inc.	2,445	903,281
Lululemon Athletica, Inc. (a)	1,610	502,336
O'Reilly Automotive, Inc. (a)	2,450	1,033,091
Ross Stores, Inc.	7,870	670,839
Ulta Beauty, Inc. (a)	2,950	600,089
		5,817,293
		8,850,676
Consumer, Non-cyclical — 29.9%
Biotechnology — 6.4%
Ascendis Pharma A/S ADR (a)	6,770	1,001,283
BioMarin Pharmaceutical, Inc. (a)	7,300	900,382
Bluebird Bio, Inc. (a)	13,723	837,652
Incyte Corp. (a)	8,324	865,446
Seattle Genetics, Inc. (a)	8,765	1,489,349
		5,094,112
Commercial Services — 9.9%
Avalara, Inc. (a)	7,353	978,611
Bright Horizons Family Solutions, Inc. (a)	10,836	1,269,979
CoStar Group, Inc. (a)	615	437,062
FleetCor Technologies, Inc. (a)	3,840	965,875
Global Payments, Inc.	7,250	1,229,745
Square, Inc. Class A (a)	12,763	1,339,350
TransUnion	19,724	1,716,777
		7,937,399
Health Care – Products — 9.5%
ABIOMED, Inc. (a)	4,430	1,070,111
Align Technology, Inc. (a)	2,090	573,580
The Cooper Cos., Inc.	2,200	624,008
IDEXX Laboratories, Inc. (a)	9,906	3,270,565
Masimo Corp. (a)	2,450	558,575
Penumbra, Inc. (a) (b)	4,720	844,030
Steris PLC	4,350	667,464
		7,608,333
Health Care – Services — 3.2%
ICON PLC (a)	12,175	2,051,000
Quest Diagnostics, Inc.	4,630	527,635
		2,578,635
Pharmaceuticals — 0.9%
DexCom, Inc. (a)	1,760	713,504
		23,931,983
Financial — 7.8%
Diversified Financial Services — 2.7%
Hamilton Lane, Inc. Class A	21,196	1,427,974
Tradeweb Markets, Inc. Class A	12,270	713,378
		2,141,352
Insurance — 0.7%
Arthur J Gallagher & Co.	5,930	578,116
Private Equity — 0.5%
Brookfield Asset Management, Inc. Class A (b)	13,485	443,657
Real Estate Investment Trusts (REITS) — 3.9%
SBA Communications Corp.	8,294	2,470,948
Sun Communities, Inc.	4,760	645,837
		3,116,785
		6,279,910

MassMutual Select Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 15.3%
Aerospace & Defense — 4.1%
Hexcel Corp.	31,583	$1,428,183
L3 Harris Technologies, Inc.	3,150	534,461
Teledyne Technologies, Inc. (a)	2,030	631,228
TransDigm Group, Inc.	1,578	697,555
		3,291,427
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	6,610	590,736
Electronics — 3.1%
Mettler-Toledo International, Inc. (a)	3,074	2,476,261
Environmental Controls — 0.4%
Waste Connections, Inc.	3,640	341,396
Machinery – Construction & Mining — 2.2%
BWX Technologies, Inc.	31,307	1,773,228
Machinery – Diversified — 0.9%
Rockwell Automation, Inc.	3,330	709,290
Miscellaneous - Manufacturing — 0.7%
Trane Technologies PLC	6,190	550,786
Transportation — 3.1%
J.B. Hunt Transport Services, Inc.	20,713	2,492,602
		12,225,726
Technology — 28.4%
Computers — 2.4%
Cognizant Technology Solutions Corp. Class A	10,410	591,496
Fortinet, Inc. (a)	7,600	1,043,252
NCR Corp. (a)	15,770	273,137
		1,907,885
Semiconductors — 6.8%
Applied Materials, Inc.	11,750	710,288
KLA Corp.	9,521	1,851,644
Microchip Technology, Inc.	3,830	403,337
Monolithic Power Systems, Inc.	5,802	1,375,074
NXP Semiconductor NV	5,500	627,220
Xilinx, Inc.	5,420	533,274
		5,500,837
Software — 19.2%
Ceridian HCM Holding, Inc. (a)	12,724	1,008,631
DocuSign, Inc. (a)	5,460	940,267
Dropbox, Inc. Class A (a)	33,250	723,853
Fidelity National Information Services, Inc.	6,270	840,744
Guidewire Software, Inc. (a)	12,576	1,394,050
HubSpot, Inc. (a)	1,720	385,882
MongoDB, Inc. (a)	1,800	407,412
MSCI, Inc.	1,310	437,304
ServiceNow, Inc. (a)	2,530	1,024,802
Slack Technologies, Inc. Class A (a) (b)	19,992	621,551
Splunk, Inc. (a)	6,610	1,313,407
SS&C Technologies Holdings, Inc	43,009	2,429,148
Take-Two Interactive Software, Inc. (a)	12,918	1,802,965
Twilio, Inc. Class A (a) (b)	4,510	989,584
Tyler Technologies, Inc. (a)	2,960	1,026,765
		15,346,365
		22,755,087

TOTAL COMMON STOCK (Cost $72,176,635)		79,493,574

TOTAL EQUITIES (Cost $72,176,635)		79,493,574

Mutual Funds — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)	770,874	770,874

TOTAL MUTUAL FUNDS (Cost $770,874)		770,874

TOTAL LONG-TERM INVESTMENTS (Cost $72,947,509)		80,264,448

	Principal Amount
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$528,533	528,533

TOTAL SHORT-TERM INVESTMENTS (Cost $528,533)		528,533

TOTAL INVESTMENTS — 100.9% (Cost $73,476,042) (e)		80,792,981

Other Assets/(Liabilities) — (0.9)%		(760,024)

NET ASSETS — 100.0%		$80,032,957

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $3,102,129 or 3.88% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,334,129 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $528,533. Collateralized by U.S. Government Agency obligations with rates ranging from 0.625% - 2.375%, maturity dates ranging from 1/15/24 - 2/29/24, and an aggregate market value, including accrued interest, of $539,281.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.2%

Common Stock — 99.2%
Basic Materials — 0.2%
Chemicals — 0.2%
Air Products & Chemicals, Inc.	1,432	$345,771
Linde PLC	30,830	6,539,351
The Sherwin-Williams Co.	3,529	2,039,233
		8,924,355
Communications — 33.4%
Internet — 30.7%
Alibaba Group Holding Ltd. Sponsored ADR (a)	801,286	172,837,390
Alphabet, Inc. Class A (a)	50,703	71,899,389
Alphabet, Inc. Class C (a)	101,436	143,390,944
Amazon.com, Inc. (a)	134,479	371,003,355
Booking Holdings, Inc. (a)	10,663	16,979,121
Etsy, Inc. (a)	27,675	2,939,915
Facebook, Inc. Class A (a)	1,013,294	230,088,668
IAC/InterActiveCorp (a)	47,018	15,205,621
Match Group, Inc. (a) (b)	7,574	810,797
Netflix, Inc. (a)	107,978	49,134,309
Snap, Inc. Class A (a)	244,677	5,747,463
Spotify Technology SA (a)	41,956	10,832,620
Tencent Holdings Ltd.	902,800	57,990,281
Trip.com Group Ltd. ADR (a)	24,267	629,001
Wix.com Ltd. (a)	40,495	10,375,629
		1,159,864,503
Media — 1.7%
FactSet Research Systems, Inc.	94,822	31,146,182
The Walt Disney Co.	286,058	31,898,328
		63,044,510
Telecommunications — 1.0%
Cisco Systems, Inc.	793,904	37,027,683
Motorola Solutions, Inc.	1,656	232,055
		37,259,738
		1,260,168,751
Consumer, Cyclical — 3.9%
Airlines — 0.0%
United Airlines Holdings, Inc. (a)	1,012	35,025
Apparel — 0.1%
NIKE, Inc. Class B	14,741	1,445,355
Auto Parts & Equipment — 0.0%
Aptiv PLC	14,577	1,135,840
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	25,971	1,907,570
Marriott International, Inc. Class A	57,668	4,943,878
Wynn Resorts Ltd.	3,600	268,164
		7,119,612
Retail — 3.6%
Chipotle Mexican Grill, Inc. (a)	7,645	8,045,292
Dollar General Corp.	132,734	25,287,154
Dollar Tree, Inc. (a)	11,895	1,102,429
Lululemon Athletica, Inc. (a)	46,554	14,525,314
McDonald's Corp.	5,900	1,088,373
Restaurant Brands International, Inc.	3,730	203,770
Ross Stores, Inc.	145,162	12,373,609
Starbucks Corp.	389,310	28,649,323
The TJX Cos., Inc.	49,493	2,502,366
Yum China Holdings, Inc.	328,347	15,783,640
Yum! Brands, Inc.	302,787	26,315,218
		135,876,488
		145,612,320
Consumer, Non-cyclical — 20.4%
Beverages — 1.6%
Constellation Brands, Inc. Class A	12,733	2,227,638
Monster Beverage Corp. (a)	823,247	57,067,482
		59,295,120
Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc. (a)	41,884	4,701,060
Exact Sciences Corp. (a) (b)	45,361	3,943,685
Illumina, Inc. (a)	79,360	29,390,976
Incyte Corp. (a)	91,079	9,469,484
Regeneron Pharmaceuticals, Inc. (a)	112,363	70,075,185
Seattle Genetics, Inc. (a)	11,796	2,004,376
Vertex Pharmaceuticals, Inc. (a)	133,141	38,652,164
		158,236,930
Commercial Services — 4.0%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (a) (c) (d) (e)	598,619	4,202,305
Automatic Data Processing, Inc.	87,367	13,008,073
Cintas Corp.	18,536	4,937,249
CoStar Group, Inc. (a)	18,180	12,919,981
Equifax, Inc.	54,891	9,434,665
FleetCor Technologies, Inc. (a)	17,750	4,464,657
Global Payments, Inc.	214,201	36,332,774
IHS Markit Ltd.	6,642	501,471
PayPal Holdings, Inc. (a)	294,182	51,255,330

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
S&P Global, Inc.	47,232	$15,561,999
		152,618,504
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	374,395	27,428,178
Health Care – Products — 3.6%
Danaher Corp.	149,526	26,440,682
Intuitive Surgical, Inc. (a)	81,814	46,620,072
Stryker Corp.	150,023	27,032,644
Teleflex, Inc.	633	230,399
Thermo Fisher Scientific, Inc.	63,755	23,100,987
Varian Medical Systems, Inc. (a)	91,690	11,233,859
		134,658,643
Health Care – Services — 3.0%
Anthem, Inc.	62,172	16,349,993
Centene Corp. (a)	236,975	15,059,761
Cigna Corp. (a)	182,076	34,166,561
HCA Healthcare, Inc.	22,602	2,193,750
Humana, Inc.	13,017	5,047,342
UnitedHealth Group, Inc.	137,531	40,564,769
		113,382,176
Pharmaceuticals — 3.3%
AbbVie, Inc.	4,593	450,941
Becton Dickinson and Co.	48,815	11,679,965
Novartis AG Sponsored ADR	378,322	33,042,643
Novo Nordisk A/S Sponsored ADR (b)	256,259	16,779,839
Roche Holding AG Sponsored ADR	1,320,223	57,271,274
Zoetis, Inc.	41,948	5,748,554
		124,973,216
		770,592,767
Energy — 0.4%
Oil & Gas — 0.0%
Pioneer Natural Resources Co.	5,017	490,161
Oil & Gas Services — 0.4%
Schlumberger Ltd.	665,163	12,232,347
		12,722,508
Financial — 8.6%
Banks — 0.5%
The Goldman Sachs Group, Inc.	44,038	8,702,790
Morgan Stanley	188,988	9,128,120
State Street Corp.	14,554	924,907
		18,755,817
Diversified Financial Services — 7.3%
The Charles Schwab Corp.	87,320	2,946,177
Intercontinental Exchange, Inc.	105,856	9,696,410
Mastercard, Inc. Class A	190,695	56,388,511
SEI Investments Co.	534,885	29,407,977
Visa, Inc. Class A	913,539	176,468,329
		274,907,404
Insurance — 0.8%
American International Group, Inc.	93,652	2,920,069
Chubb Ltd.	26,407	3,343,654
Marsh & McLennan Cos., Inc.	69,762	7,490,346
Willis Towers Watson PLC	88,349	17,400,336
		31,154,405
Real Estate Investment Trusts (REITS) — 0.0%
American Tower Corp.	4,028	1,041,399
		325,859,025
Industrial — 4.9%
Aerospace & Defense — 1.7%
The Boeing Co.	332,746	60,992,342
L3 Harris Technologies, Inc.	7,505	1,273,373
Northrop Grumman Corp.	833	256,098
		62,521,813
Electronics — 0.4%
Agilent Technologies, Inc.	5,581	493,193
Fortive Corp.	51,917	3,512,704
Honeywell International, Inc.	898	129,842
Roper Technologies, Inc.	32,447	12,597,872
		16,733,611
Machinery – Diversified — 1.3%
Deere & Co.	311,321	48,924,095
Miscellaneous - Manufacturing — 0.0%
General Electric Co.	33,600	229,488
Transportation — 1.5%
Canadian Pacific Railway Ltd.	16,252	4,149,786
Expeditors International of Washington, Inc.	515,729	39,216,033
Kansas City Southern	30,618	4,570,961
Norfolk Southern Corp.	16,752	2,941,149
Union Pacific Corp.	38,463	6,502,939
		57,380,868
		185,789,875
Technology — 27.4%
Computers — 2.1%
Apple, Inc.	220,995	80,618,976
Semiconductors — 4.8%
Advanced Micro Devices, Inc. (a)	165,115	8,686,700
Applied Materials, Inc.	134,511	8,131,190
KLA Corp.	4,731	920,085

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lam Research Corp.	19,310	$6,246,013
Marvell Technology Group Ltd.	382,228	13,400,914
Maxim Integrated Products, Inc.	39,509	2,394,640
NVIDIA Corp.	258,061	98,039,954
QUALCOMM, Inc.	441,899	40,305,608
Texas Instruments, Inc.	27,346	3,472,122
		181,597,226
Software — 20.5%
Atlassian Corp. PLC Class A (a)	41,915	7,556,017
Autodesk, Inc. (a)	367,776	87,968,341
Cerner Corp.	435,073	29,824,254
Citrix Systems, Inc.	20,730	3,066,174
Coupa Software, Inc. (a)	6,444	1,785,246
DocuSign, Inc. (a)	62,086	10,691,830
Electronic Arts, Inc. (a)	4,531	598,319
Fidelity National Information Services, Inc.	238,983	32,045,230
Fiserv, Inc. (a)	251,944	24,594,773
Intuit, Inc.	136,332	40,380,175
Microsoft Corp.	952,919	193,928,546
MSCI, Inc.	8,116	2,709,283
Oracle Corp.	1,253,915	69,303,882
Paycom Software, Inc. (a)	13,695	4,241,752
salesforce.com, Inc. (a)	591,186	110,746,873
Sea Ltd. (a)	109,311	11,722,512
ServiceNow, Inc. (a)	124,199	50,308,047
Splunk, Inc. (a)	96,506	19,175,742
Synopsys, Inc. (a)	71,455	13,933,725
Twilio, Inc. Class A (a)	7,825	1,716,962
Veeva Systems, Inc. Class A (a)	24,266	5,688,436
VMware, Inc. Class A (a) (b)	26,209	4,058,726
Workday, Inc. Class A (a)	231,168	43,311,636
Zoom Video Communications, Inc. Class A (a)	14,527	3,683,176
		773,039,657
		1,035,255,859
Utilities — 0.0%
Electric — 0.0%
Sempra Energy	10,712	1,255,768

TOTAL COMMON STOCK (Cost $2,274,138,902)		3,746,181,228

TOTAL EQUITIES (Cost $2,274,138,902)		3,746,181,228

Mutual Funds — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	819,157	819,157

TOTAL MUTUAL FUNDS (Cost $819,157)		819,157

TOTAL LONG-TERM INVESTMENTS (Cost $2,274,958,059)		3,747,000,385

Short-Term Investments — 0.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,075	1,075

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (g)	$9,525,767	9,525,767

TOTAL SHORT-TERM INVESTMENTS (Cost $9,526,842)		9,526,842

TOTAL INVESTMENTS — 99.5% (Cost $2,284,484,901) (h)		3,756,527,227

Other Assets/(Liabilities) — 0.5%		18,268,215

NET ASSETS — 100.0%		$3,774,795,442

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a) Non-income producing security.

Notes to Portfolio of Investments (Continued)

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $8,112,753 or 0.21% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $7,325,957 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $4,202,305 or 0.11% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $4,202,305 or 0.11% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $9,525,767. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $9,716,306.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Growth Opportunities Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.6%

Common Stock — 98.6%
Communications — 28.7%
Internet — 25.6%
Alphabet, Inc. Class A (a)	11,407	$16,175,696
Amazon.com, Inc. (a)	12,571	34,681,126
Facebook, Inc. Class A (a)	30,707	6,972,639
Match Group, Inc. (a) (b)	159,828	17,109,587
Netflix, Inc. (a)	56,176	25,562,327
Uber Technologies, Inc. (a)	353,197	10,977,363
Zillow Group, Inc. Class C (a) (b)	45,700	2,632,777
		114,111,515
Media — 3.1%
Charter Communications, Inc. Class A (a)	26,955	13,748,128
		127,859,643
Consumer, Cyclical — 4.5%
Apparel — 1.4%
NIKE, Inc. Class B	65,508	6,423,059
Entertainment — 1.0%
Warner Music Group Corp. Class A (a)	150,113	4,428,334
Retail — 2.1%
Floor & Decor Holdings, Inc. Class A (a)	80,200	4,623,530
Starbucks Corp.	61,676	4,538,737
		9,162,267
		20,013,660
Consumer, Non-cyclical — 21.5%
Beverages — 1.1%
Monster Beverage Corp. (a)	70,000	4,852,400
Biotechnology — 3.6%
Illumina, Inc. (a)	35,864	13,282,232
Mirati Therapeutics, Inc. (a) (b)	24,550	2,802,874
		16,085,106
Commercial Services — 5.6%
CoStar Group, Inc. (a)	10,225	7,266,601
PayPal Holdings, Inc. (a)	55,464	9,663,493
Square, Inc. Class A (a)	74,009	7,766,504
		24,696,598
Foods — 0.9%
Grocery Outlet Holding Corp. (a)	99,700	4,067,760
Health Care – Products — 3.5%
Align Technology, Inc. (a)	20,672	5,673,224
Edwards Lifesciences Corp. (a)	61,300	4,236,443
Intuitive Surgical, Inc. (a)	10,199	5,811,696
		15,721,363
Health Care – Services — 3.3%
IQVIA Holdings, Inc. (a)	55,460	7,868,665
UnitedHealth Group, Inc.	23,373	6,893,866
		14,762,531
Pharmaceuticals — 3.5%
DexCom, Inc. (a)	9,625	3,901,975
Sarepta Therapeutics, Inc. (a) (b)	22,505	3,608,452
Zoetis, Inc.	57,524	7,883,089
		15,393,516
		95,579,274
Financial — 9.7%
Diversified Financial Services — 8.3%
CME Group, Inc.	12,175	1,978,925
Mastercard, Inc. Class A	31,195	9,224,361
Visa, Inc. Class A (b)	133,567	25,801,137
		37,004,423
Private Equity — 1.4%
KKR & Co., Inc. Class A	206,491	6,376,442
		43,380,865
Industrial — 3.2%
Environmental Controls — 1.5%
Waste Management, Inc.	64,061	6,784,701
Packaging & Containers — 1.7%
Ball Corp.	105,901	7,359,060
		14,143,761
Technology — 31.0%
Software — 31.0%
Adobe, Inc. (a)	36,231	15,771,717
Atlassian Corp. PLC Class A (a)	25,000	4,506,750
Autodesk, Inc. (a)	30,307	7,249,131
Coupa Software, Inc. (a) (b)	35,426	9,814,419
Intuit, Inc.	33,025	9,781,675
Microsoft Corp.	152,762	31,088,595
Paycom Software, Inc. (a)	15,647	4,846,345
Sea Ltd. (a)	140,500	15,067,220
ServiceNow, Inc. (a)	59,251	24,000,210

MassMutual Select Growth Opportunities Fund — Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

	Number of Shares	Value
Twilio, Inc. Class A (a) (b)	73,474	$16,121,665
		138,247,727

TOTAL COMMON STOCK (Cost $282,985,469)		439,224,930

TOTAL EQUITIES (Cost $282,985,469)		439,224,930

Mutual Funds — 3.1%
Diversified Financial Services — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)	14,023,767	14,023,767

TOTAL MUTUAL FUNDS (Cost $14,023,767)		14,023,767

TOTAL LONG-TERM INVESTMENTS (Cost $297,009,236)		453,248,697

	Principal Amount
Short-Term Investments — 1.9%

Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$8,390,007	8,390,007

TOTAL SHORT-TERM INVESTMENTS (Cost $8,390,007)		8,390,007

TOTAL INVESTMENTS — 103.6% (Cost $305,399,243) (e)		461,638,704

Other Assets/(Liabilities) — (3.6)%		(16,098,169)

NET ASSETS — 100.0%		$445,540,535

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $56,062,534 or 12.58% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $42,382,567 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $8,390,007. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $8,557,952.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 92.1%

Common Stock — 92.1%
Basic Materials — 1.1%
Forest Products & Paper — 1.1%
Mondi PLC	51,553	$963,310
Communications — 3.2%
Internet — 1.2%
F5 Networks, Inc. (a)	7,515	1,048,192
Media — 1.0%
Fox Corp. Class B (a)	32,907	883,224
Telecommunications — 1.0%
Rogers Communications, Inc. Class B	21,539	865,463
		2,796,879
Consumer, Cyclical — 10.9%
Airlines — 0.9%
Southwest Airlines Co.	22,966	784,978
Auto Manufacturers — 3.5%
Cummins, Inc.	7,055	1,222,349
Honda Motor Co. Ltd. Sponsored ADR (b)	26,686	682,094
PACCAR, Inc.	15,209	1,138,394
		3,042,837
Auto Parts & Equipment — 1.3%
Aptiv PLC	7,842	611,048
BorgWarner, Inc.	16,376	578,073
		1,189,121
Food Services — 0.9%
Sodexo SA	12,175	822,425
Home Builders — 0.1%
Thor Industries, Inc. (b)	1,006	107,169
Retail — 4.2%
Advance Auto Parts, Inc.	8,655	1,232,905
Genuine Parts Co.	12,399	1,078,217
MSC Industrial Direct Co., Inc. Class A	14,675	1,068,487
Target Corp.	2,513	301,384
		3,680,993
		9,627,523
Consumer, Non-cyclical — 20.4%
Foods — 7.8%
Conagra Brands, Inc.	36,952	1,299,602
The J.M. Smucker Co.	10,451	1,105,820
Kellogg Co.	12,957	855,940
Koninklijke Ahold Delhaize NV	48,324	1,315,925
Mondelez International, Inc. Class A	13,157	672,717
Orkla ASA	84,228	738,291
Sysco Corp.	16,080	878,933
		6,867,228
Health Care – Products — 6.3%
Envista Holdings Corp. (a)	51,302	1,081,959
Henry Schein, Inc. (a)	16,671	973,420
Hologic, Inc. (a)	10,186	580,602
Siemens Healthineers AG (c)	7,278	348,557
Zimmer Biomet Holdings, Inc.	21,409	2,555,378
		5,539,916
Health Care – Services — 3.0%
Quest Diagnostics, Inc.	12,028	1,370,711
Universal Health Services, Inc. Class B	14,111	1,310,771
		2,681,482
Household Products & Wares — 0.7%
Kimberly-Clark Corp.	4,532	640,598
Pharmaceuticals — 2.6%
Cardinal Health, Inc.	20,153	1,051,785
McKesson Corp.	7,966	1,222,144
		2,273,929
		18,003,153
Energy — 2.3%
Oil & Gas — 1.9%
Cimarex Energy Co.	10,230	281,223
ConocoPhillips	26,083	1,096,007
Noble Energy, Inc.	31,429	281,604
		1,658,834
Oil & Gas Services — 0.4%
Baker Hughes Co.	25,904	398,663
		2,057,497
Financial — 19.0%
Banks — 7.6%
The Bank of New York Mellon Corp.	17,088	660,451
Commerce Bancshares, Inc.	17,996	1,070,222
M&T Bank Corp.	3,248	337,695
Northern Trust Corp.	31,716	2,516,348
State Street Corp.	8,437	536,171

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Truist Financial Corp.	21,868	$821,143
Westamerica Bancorp.	12,754	732,335
		6,674,365
Diversified Financial Services — 1.9%
Ameriprise Financial, Inc.	6,665	1,000,017
BlackRock, Inc.	355	193,152
T. Rowe Price Group, Inc.	3,607	445,464
		1,638,633
Insurance — 5.2%
Aflac, Inc.	23,950	862,919
Arthur J Gallagher & Co.	7,215	703,391
Brown & Brown, Inc.	3,970	161,817
Chubb Ltd.	15,331	1,941,211
ProAssurance Corp.	10,656	154,192
Reinsurance Group of America, Inc.	9,596	752,710
		4,576,240
Real Estate Investment Trusts (REITS) — 3.5%
MGM Growth Properties LLC Class A	26,464	720,085
Piedmont Office Realty Trust, Inc. Class A	25,726	427,309
Welltower, Inc.	13,817	715,030
Weyerhaeuser Co.	55,453	1,245,474
		3,107,898
Savings & Loans — 0.8%
Capitol Federal Financial, Inc.	65,807	724,535
		16,721,671
Industrial — 20.1%
Aerospace & Defense — 1.7%
BAE Systems PLC	106,754	638,537
General Dynamics Corp.	5,863	876,284
		1,514,821
Building Materials — 1.7%
Johnson Controls International PLC	45,197	1,543,025
Electrical Components & Equipment — 2.1%
Emerson Electric Co.	30,243	1,875,973
Electronics — 5.3%
ABB Ltd. Registered	30,309	681,272
Hubbell, Inc.	12,700	1,592,072
nVent Electric PLC	76,755	1,437,621
TE Connectivity Ltd.	11,380	928,039
		4,639,004
Environmental Controls — 1.6%
Republic Services, Inc.	17,214	1,412,409
Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	1,595	134,363
Miscellaneous - Manufacturing — 1.8%
IMI PLC	73,691	841,307
Textron, Inc.	23,913	786,977
		1,628,284
Packaging & Containers — 3.6%
Graphic Packaging Holding Co.	33,944	474,877
Packaging Corp. of America	10,374	1,035,325
Sonoco Products Co.	23,848	1,247,012
WestRock Co.	13,286	375,462
		3,132,676
Transportation — 2.1%
Heartland Express, Inc.	39,798	828,595
Norfolk Southern Corp.	5,683	997,764
		1,826,359
		17,706,914
Technology — 5.8%
Computers — 1.0%
HP, Inc.	51,517	897,941
Semiconductors — 3.6%
Applied Materials, Inc.	23,931	1,446,629
Maxim Integrated Products, Inc.	18,585	1,126,437
Microchip Technology, Inc.	5,410	569,727
		3,142,793
Software — 1.2%
Cerner Corp.	15,904	1,090,219
		5,130,953
Utilities — 9.3%
Electric — 7.6%
Ameren Corp.	6,020	423,567
CMS Energy Corp.	5,498	321,193
Edison International	21,825	1,185,316
Evergy, Inc.	11,921	706,796
Eversource Energy	6,964	579,892
NorthWestern Corp.	21,523	1,173,434
Pinnacle West Capital Corp.	18,465	1,353,300
Xcel Energy, Inc.	14,857	928,563
		6,672,061
Gas — 1.7%
Atmos Energy Corp.	6,139	611,322

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Spire, Inc.	13,068	$858,698
		1,470,020
		8,142,081

TOTAL COMMON STOCK (Cost $82,971,451)		81,149,981

TOTAL EQUITIES (Cost $82,971,451)		81,149,981

Mutual Funds — 3.1%
Diversified Financial Services — 3.1%
iShares Russell Mid-Cap Value ETF (b)	32,188	2,463,348
State Street Navigator Securities Lending Prime Portfolio (d)	234,750	234,750
		2,698,098

TOTAL MUTUAL FUNDS (Cost $2,533,505)		2,698,098

TOTAL LONG-TERM INVESTMENTS (Cost $85,504,956)		83,848,079

	Principal Amount
Short-Term Investments — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (e)	$1,784,054	1,784,054

TOTAL SHORT-TERM INVESTMENTS (Cost $1,784,054)		1,784,054

TOTAL INVESTMENTS — 97.2% (Cost $87,289,010) (f)		85,632,133

Other Assets/(Liabilities) — 2.8%		2,469,904

NET ASSETS — 100.0%		$88,102,037

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $2,820,277 or 3.20% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,655,296 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $348,557 or 0.40% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,784,054. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $1,819,837.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/30/20	JPY	6,818,842	USD	63,580	$(350)
Bank of America N.A.	9/30/20	USD	481,818	JPY	51,300,102	6,113
Credit Suisse International	9/30/20	EUR	102,184	USD	114,975	57
Credit Suisse International	9/30/20	USD	2,254,476	EUR	1,997,622	5,677
Goldman Sachs & Co.	9/30/20	USD	628,377	NOK	6,025,334	2,177
JP Morgan Chase Bank N.A.	9/30/20	GBP	48,908	USD	60,762	(129)
JP Morgan Chase Bank N.A.	9/30/20	USD	2,187,286	GBP	1,753,253	13,697
Morgan Stanley & Co. LLC	9/30/20	CAD	25,082	USD	18,399	80
Morgan Stanley & Co. LLC	9/30/20	USD	766,255	CAD	1,037,157	2,159
UBS AG	9/30/20	CHF	32,800	USD	34,810	(98)
UBS AG	9/30/20	USD	598,910	CHF	565,829	97
						$29,480
Currency Legend
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.9%

COMMON STOCK — 93.9%
Basic Materials — 5.7%
Chemicals — 3.7%
Element Solutions, Inc. (a)	46,980	$509,733
Orion Engineered Carbons SA	45,830	485,340
Rogers Corp. (a)	10,849	1,351,785
Stepan Co.	5,260	510,746
		2,857,604
Forest Products & Paper — 0.7%
Neenah, Inc.	10,900	539,114
Iron & Steel — 1.2%
Allegheny Technologies, Inc. (a)	94,935	967,388
Mining — 0.1%
Ferroglobe PLC (a)	89,520	44,393
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	234,800	—
		44,393
		4,408,499
Communications — 1.5%
Telecommunications — 1.5%
Ciena Corp. (a)	21,522	1,165,632
Consumer, Cyclical — 11.3%
Apparel — 0.5%
Kontoor Brands, Inc. (a)	22,490	400,547
Auto Parts & Equipment — 4.9%
Adient PLC (a)	81,133	1,332,204
American Axle & Manufacturing Holdings, Inc. (a)	152,447	1,158,597
Cooper Tire & Rubber Co.	15,150	418,292
Gentherm, Inc. (a)	20,949	814,916
		3,724,009
Food Services — 0.9%
Aramark	31,780	717,274
Home Builders — 0.9%
TRI Pointe Group, Inc. (a)	46,190	678,531
Home Furnishing — 1.7%
Whirlpool Corp.	10,043	1,300,870
Lodging — 0.5%
Wyndham Hotels & Resorts, Inc.	8,810	375,482
Office Furnishings — 0.4%
Steelcase, Inc. Class A	27,100	326,826
Retail — 0.0%
The Cato Corp. Class A	2,290	18,732
Storage & Warehousing — 1.3%
Mobile Mini, Inc.	34,274	1,011,083
Textiles — 0.2%
UniFirst Corp.	740	132,423
		8,685,777
Consumer, Non-cyclical — 11.8%
Agriculture — 1.9%
Darling Ingredients, Inc. (a)	59,504	1,464,988
Beverages — 0.5%
C&C Group PLC	126,266	359,460
Commercial Services — 3.2%
AMN Healthcare Services, Inc. (a)	3,190	144,316
BrightView Holdings, Inc. (a)	34,430	385,616
CBIZ, Inc. (a)	14,580	349,483
Forrester Research, Inc. (a)	11,857	379,898
Huron Consulting Group, Inc. (a)	14,600	646,050
ICF International, Inc.	7,380	478,445
Monro, Inc.	1,880	103,287
		2,487,095
Foods — 1.8%
Cranswick PLC	13,902	622,666
Post Holdings, Inc. (a)	3,780	331,204
SunOpta, Inc. (a) (d)	96,686	454,424
		1,408,294
Health Care – Products — 1.0%
Invacare Corp.	31,442	200,285
Lantheus Holdings, Inc. (a)	27,310	390,533
Natus Medical, Inc. (a)	7,930	173,033
		763,851
Health Care – Services — 1.2%
Encompass Health Corp.	14,405	892,102
Household Products & Wares — 2.2%
Acco Brands Corp.	72,500	514,750
Helen of Troy Ltd. (a)	2,350	443,116
Spectrum Brands Holdings, Inc.	16,100	738,990
		1,696,856
		9,072,646

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 1.3%

Oil & Gas — 0.7%
Kosmos Energy Ltd.	127,260	$211,252
Magnolia Oil & Gas Corp. Class A (a) (d)	56,020	339,481
		550,733
Oil & Gas Services — 0.6%
Thermon Group Holdings, Inc. (a)	28,610	416,847
		967,580
Financial — 22.9%
Banks — 9.0%
1st Source Corp.	8,980	319,508
Atlantic Union Bankshares Corp.	17,330	401,363
First Midwest Bancorp, Inc.	29,470	393,425
Great Western Bancorp, Inc.	18,280	251,533
Hancock Whitney Corp.	18,380	389,656
International Bancshares Corp.	19,640	628,873
OFG Bancorp	58,125	777,131
Prosperity Bancshares, Inc.	20,264	1,203,276
Synovus Financial Corp.	20,020	411,011
Texas Capital Bancshares, Inc. (a)	27,864	860,162
Umpqua Holdings Corp.	88,549	942,161
Webster Financial Corp.	11,730	335,595
		6,913,694
Diversified Financial Services — 1.8%
PRA Group, Inc. (a)	36,358	1,405,600
Insurance — 5.8%
Alleghany Corp.	1,618	791,429
Argo Group International Holdings Ltd.	3,060	106,580
Assured Guaranty Ltd.	11,770	287,306
Kemper Corp.	9,820	712,146
MGIC Investment Corp.	151,129	1,237,746
Reinsurance Group of America, Inc.	5,590	438,480
White Mountains Insurance Group Ltd.	1,000	887,970
		4,461,657
Real Estate — 0.6%
Alexander & Baldwin, Inc.	37,490	457,003
Real Estate Investment Trusts (REITS) — 4.5%
Brandywine Realty Trust	50,820	553,430
Corporate Office Properties Trust	26,760	678,098
Lexington Realty Trust	35,690	376,530
Physicians Realty Trust	43,540	762,821
PotlatchDeltic Corp.	14,513	551,929
RPT Realty	76,750	534,180
		3,456,988
Savings & Loans — 1.2%
Banc of California, Inc.	44,550	482,476
Northwest Bancshares, Inc.	41,060	419,839
		902,315
		17,597,257
Industrial — 29.0%
Aerospace & Defense — 0.7%
Hexcel Corp.	8,760	396,127
Park Aerospace Corp.	14,646	163,157
		559,284
Building Materials — 4.0%
American Woodmark Corp. (a)	9,700	733,805
Apogee Enterprises, Inc.	40,690	937,497
Gibraltar Industries, Inc. (a)	16,389	786,836
Louisiana-Pacific Corp.	6,420	164,673
Tyman PLC	200,754	472,913
		3,095,724
Electrical Components & Equipment — 1.7%
Belden, Inc.	18,380	598,269
Encore Wire Corp.	15,058	735,131
		1,333,400
Electronics — 3.5%
Coherent, Inc. (a)	2,830	370,673
FARO Technologies, Inc. (a)	17,899	959,386
II-VI, Inc. (a) (d)	28,562	1,348,698
		2,678,757
Engineering & Construction — 1.5%
Primoris Services Corp.	66,962	1,189,245
Environmental Controls — 0.7%
Clean Harbors, Inc. (a)	8,310	498,434
Hand & Machine Tools — 3.5%
Colfax Corp. (a)	41,806	1,166,388
Kennametal, Inc.	36,490	1,047,628
Luxfer Holdings PLC	33,882	479,430
		2,693,446
Machinery – Diversified — 0.3%
Albany International Corp. Class A	3,970	233,079
Metal Fabricate & Hardware — 1.8%
Mueller Industries, Inc.	30,080	799,526
Valmont Industries, Inc.	5,080	577,190
		1,376,716
Miscellaneous - Manufacturing — 3.5%
Enerpac Tool Group Corp.	47,557	837,003
ESCO Technologies, Inc.	3,590	303,463

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Federal Signal Corp.	28,683	$852,745
Materion Corp.	11,426	702,585
		2,695,796
Packaging & Containers — 2.3%
Matthews International Corp. Class A	7,320	139,812
Sealed Air Corp.	21,380	702,333
TriMas Corp. (a)	39,040	935,008
		1,777,153
Transportation — 3.5%
Air Transport Services Group, Inc. (a)	41,086	914,985
Bristow Group, Inc. (a)	5,159	71,865
Dorian LPG Ltd. (a)	27,387	211,975
Forward Air Corp.	9,250	460,835
Saia, Inc. (a)	5,190	577,024
Scorpio Tankers, Inc.	9,012	115,444
SEACOR Holdings, Inc. (a)	12,270	347,487
		2,699,615
Trucking & Leasing — 2.0%
GATX Corp. (d)	8,310	506,744
The Greenbrier Cos., Inc.	43,596	991,809
		1,498,553
		22,329,202
Technology — 8.9%
Computers — 0.9%
Exlservice Holdings, Inc. (a)	4,380	277,692
WNS Holdings Ltd. ADR (a)	8,210	451,386
		729,078
Semiconductors — 6.6%
Brooks Automation, Inc.	29,315	1,296,895
Cohu, Inc.	51,895	899,859
CTS Corp.	20,140	403,606
Diodes, Inc. (a)	18,694	947,786
Onto Innovation, Inc. (a)	23,118	786,937
Photronics, Inc. (a)	64,733	720,478
		5,055,561
Software — 1.4%
Allscripts Healthcare Solutions, Inc. (a)	56,990	385,822
CDK Global, Inc.	16,520	684,259
		1,070,081
		6,854,720
Utilities — 1.5%
Gas — 1.5%
New Jersey Resources Corp.	6,150	200,797
Spire, Inc.	4,860	319,351
UGI Corp.	19,835	630,753
		1,150,901
		1,150,901

TOTAL COMMON STOCK (Cost $80,149,946)		72,232,214

TOTAL EQUITIES (Cost $80,149,946)		72,232,214

MUTUAL FUNDS — 0.6%
Diversified Financial Services — 0.6%
State Street Navigator Securities Lending Prime Portfolio (e)	478,595	478,595

TOTAL MUTUAL FUNDS (Cost $478,595)		478,595

TOTAL LONG-TERM INVESTMENTS (Cost $80,628,541)		72,710,809

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%

Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (f)	$2,248,379	2,248,379

TOTAL SHORT-TERM INVESTMENTS (Cost $2,248,379)		2,248,379

TOTAL INVESTMENTS — 97.4% (Cost $82,876,920) (g)		74,959,188

Other Assets/(Liabilities) — 2.6%		1,994,142

NET ASSETS — 100.0%		$76,953,330

Abbreviation Legend

ADR    American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Notes to Portfolio of Investments (Continued)

(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $2,370,537 or 3.08% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,998,975 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments.  (Note 2).

(e)	Represents investment of security lending cash collateral. (Note 2).
(f)

Maturity value of $2,248,379. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $2,293,409.

(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Small Company Value Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.9%

Common Stock — 97.9%
Basic Materials — 1.8%
Chemicals — 1.2%
GCP Applied Technologies, Inc. (a)	2,272	$42,214
Minerals Technologies, Inc.	15,569	730,653
Orion Engineered Carbons SA	114,938	1,217,193
		1,990,060
Iron & Steel — 0.6%
Carpenter Technology Corp.	40,928	993,732
Mining — 0.0%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	—
		2,983,792
Communications — 2.6%
Internet — 0.7%
Criteo SA Sponsored ADR (a)	94,111	1,071,924
Media — 0.4%
Entravision Communications Corp. Class A	200,369	286,528
Houghton Mifflin Harcourt Co. (a)	174,782	316,356
Townsquare Media, Inc. Class A	17,707	79,150
		682,034
Telecommunications — 1.5%
A10 Networks, Inc. (a)	100,299	683,036
Casa Systems, Inc. (a)	266,237	1,107,546
Extreme Networks, Inc. (a)	158,668	688,619
		2,479,201
		4,233,159
Consumer, Cyclical — 18.3%
Airlines — 0.6%
SkyWest, Inc.	32,306	1,053,822
Apparel — 2.0%
Crocs, Inc. (a)	32,450	1,194,809
Oxford Industries, Inc.	21,957	966,327
Skechers U.S.A., Inc. Class A (a)	27,014	847,699
Tapestry, Inc.	22,595	300,062
		3,308,897
Auto Manufacturers — 0.4%
Blue Bird Corp. (a)	38,611	578,779
Auto Parts & Equipment — 1.9%
Dana, Inc.	131,716	1,605,618
The Shyft Group, Inc.	91,720	1,544,565
		3,150,183
Entertainment — 0.3%
Accel Entertainment, Inc. (a) (d)	38,195	367,818
Penn National Gaming, Inc. (a) (d)	4,032	123,137
		490,955
Food Services — 0.4%
Healthcare Services Group, Inc.	25,772	630,383
Home Builders — 2.0%
KB Home	57,250	1,756,430
Skyline Champion Corp. (a)	14,393	350,326
Taylor Morrison Home Corp. (a)	55,709	1,074,626
		3,181,382
Leisure Time — 2.4%
Brunswick Corp.	4,699	300,783
Callaway Golf Co.	101,983	1,785,722
Malibu Boats, Inc. Class A (a)	28,563	1,483,848
OneWater Marine, Inc. Class A (a)	12,990	315,397
		3,885,750
Office Furnishings — 0.3%
Knoll, Inc.	41,569	506,726
Retail — 7.4%
BJ's Restaurants, Inc.	10,856	227,325
Boot Barn Holdings, Inc. (a)	14,032	302,530
Citi Trends, Inc.	57,426	1,161,154
El Pollo Loco Holdings, Inc. (a)	128,024	1,889,634
Foot Locker, Inc.	22,080	643,853
Foundation Building Materials, Inc. (a)	30,329	473,436
GMS, Inc. (a)	8,881	218,384
Lithia Motors, Inc. Class A	1,588	240,312
MarineMax, Inc. (a)	18,751	419,835
Papa John's International, Inc.	23,890	1,897,105
Penske Automotive Group, Inc.	23,849	923,195
Red Robin Gourmet Burgers, Inc. (a)	22,418	228,663
Regis Corp. (a) (d)	127,562	1,043,457
Ruth's Hospitality Group, Inc.	115,387	941,558
Williams-Sonoma, Inc.	16,950	1,390,069
		12,000,510
Textiles — 0.6%
Mohawk Industries, Inc. (a)	2,006	204,131

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UniFirst Corp.	4,099	$733,516
		937,647
		29,725,034
Consumer, Non-cyclical — 9.6%
Beverages — 0.9%
Primo Water Corp.	104,037	1,430,509
Commercial Services — 2.1%
The Brink's Co.	18,772	854,314
Cardtronics PLC Class A (a)	8,351	200,257
Cass Information Systems, Inc.	6,203	242,103
Deluxe Corp.	26,859	632,261
Euronet Worldwide, Inc. (a)	2,992	286,693
EVERTEC, Inc.	25,441	714,892
Korn Ferry	13,644	419,280
		3,349,800
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co. (a)	26,479	825,086
Foods — 2.2%
The Hain Celestial Group, Inc. (a) (d)	60,914	1,919,400
Nomad Foods Ltd. (a)	74,768	1,603,773
Weis Markets, Inc.	980	49,118
		3,572,291
Health Care – Products — 0.3%
Patterson Cos., Inc.	22,676	498,872
Health Care – Services — 2.3%
ICON PLC (a)	8,019	1,350,881
Molina Healthcare, Inc. (a)	9,207	1,638,662
National HealthCare Corp.	1,645	104,359
The Providence Service Corp. (a)	8,286	653,848
		3,747,750
Household Products & Wares — 0.8%
Spectrum Brands Holdings, Inc.	29,466	1,352,489
Pharmaceuticals — 0.5%
Premier, Inc. Class A (a)	23,943	820,766
		15,597,563
Energy — 2.4%
Energy – Alternate Sources — 0.2%
Enviva Partners LP (e)	8,642	311,458
Oil & Gas — 0.0%
Earthstone Energy, Inc. Class A (a) (d)	17,175	48,777
Oil & Gas Services — 2.2%
ChampionX Corp. (a)	53,258	519,798
Dril-Quip, Inc. (a)	37,643	1,121,385
Helix Energy Solutions Group, Inc. (a)	278,492	966,367
MRC Global, Inc. (a)	162,814	962,231
NCS Multistage Holdings, Inc. (a)	72,038	41,652
		3,611,433
		3,971,668
Financial — 35.9%
Banks — 17.7%
1st Source Corp.	29,208	1,039,221
Ameris Bancorp	19,834	467,884
Associated Banc-Corp.	93,059	1,273,047
Bank of Marin Bancorp	26,566	885,445
BankUnited, Inc.	125,715	2,545,729
Carter Bank & Trust	99,275	801,149
CrossFirst Bankshares, Inc. (a) (d)	34,004	332,559
First Hawaiian, Inc.	28,204	486,237
HarborOne Bancorp, Inc. (a)	133,007	1,135,880
Heritage Financial Corp.	57,632	1,152,640
Hilltop Holdings, Inc.	33,748	622,651
Home BancShares, Inc.	85,603	1,316,574
IBERIABANK Corp.	28,726	1,308,182
Independent Bank Group, Inc.	60,366	2,446,030
Old National Bancorp	19,186	263,999
Origin Bancorp, Inc.	21,449	471,878
Sandy Spring Bancorp, Inc.	43,739	1,083,852
Signature Bank	10,945	1,170,239
South State Corp.	3,694	176,056
Synovus Financial Corp.	63,447	1,302,567
Texas Capital Bancshares, Inc. (a)	38,364	1,184,297
Towne Bank	14,509	273,349
TriCo Bancshares	41,966	1,277,865
UMB Financial Corp.	19,133	986,306
Umpqua Holdings Corp.	127,384	1,355,366
Valley National Bancorp	135,805	1,061,995
Webster Financial Corp.	43,362	1,240,587
Zions Bancorp NA	35,358	1,202,172
		28,863,756
Diversified Financial Services — 1.1%
Ares Management Corp. Class A	11,170	443,449
Moelis & Co. Class A	41,957	1,307,380
		1,750,829
Insurance — 5.1%
Axis Capital Holdings Ltd.	21,896	888,102
Essent Group Ltd.	33,558	1,217,149
First American Financial Corp.	23,478	1,127,413
The Hanover Insurance Group, Inc.	13,287	1,346,372
James River Group Holdings Ltd.	23,179	1,043,055
ProAssurance Corp.	43,152	624,409
ProSight Global, Inc. (a)	28,394	252,706
Selective Insurance Group, Inc.	24,932	1,314,914
State Auto Financial Corp.	25,980	463,743

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
White Mountains Insurance Group Ltd.	132	$117,212
		8,395,075
Investment Companies — 0.9%
Compass Diversified Holdings (e)	82,445	1,421,352
Real Estate Investment Trusts (REITS) — 8.6%
Armada Hoffler Properties, Inc.	69,985	696,351
Brandywine Realty Trust	68,612	747,185
CareTrust REIT, Inc.	7,903	135,615
City Office REIT, Inc.	88,230	887,594
Cousins Properties, Inc.	59,365	1,770,858
Four Corners Property Trust, Inc.	21,214	517,622
Highwoods Properties, Inc.	5,735	214,088
Independence Realty Trust, Inc. (d)	131,050	1,505,764
Kite Realty Group Trust	50,693	584,997
Lexington Realty Trust	34,890	368,090
National Health Investors, Inc.	3,547	215,374
National Storage Affiliates Trust	33,814	969,109
Physicians Realty Trust	107,517	1,883,698
RLJ Lodging Trust	98,800	932,672
Sabra Health Care REIT, Inc.	11,335	163,564
STAG Industrial, Inc.	63,238	1,854,138
Summit Hotel Properties, Inc.	21,287	126,232
Weingarten Realty Investors	20,351	385,244
		13,958,195
Savings & Loans — 2.5%
Pacific Premier Bancorp, Inc.	76,220	1,652,450
Sterling Bancorp	84,776	993,575
WSFS Financial Corp.	51,616	1,481,379
		4,127,404
		58,516,611
Industrial — 17.2%
Aerospace & Defense — 0.5%
AAR Corp.	40,029	827,399
Building Materials — 1.5%
Eagle Materials, Inc.	3,601	252,862
Masonite International Corp. (a)	23,767	1,848,598
Tecnoglass, Inc.	62,698	341,704
		2,443,164
Electrical Components & Equipment — 2.1%
Acuity Brands, Inc.	2,300	220,202
Belden, Inc.	48,783	1,587,887
EnerSys	21,556	1,387,775
Graham Corp.	18,851	240,162
		3,436,026
Electronics — 3.1%
Advanced Energy Industries, Inc. (a)	5,977	405,181
Avnet, Inc.	32,764	913,624
Coherent, Inc. (a)	5,781	757,196
II-VI, Inc. (a) (d)	18,442	870,831
TTM Technologies, Inc. (a)	87,844	1,041,830
Vishay Intertechnology, Inc.	70,790	1,080,963
		5,069,625
Engineering & Construction — 1.6%
Arcosa, Inc.	9,777	412,590
Dycom Industries, Inc. (a)	13,691	559,825
NV5 Global, Inc. (a) (d)	6,869	349,151
Primoris Services Corp.	74,682	1,326,352
		2,647,918
Environmental Controls — 0.2%
CECO Environmental Corp. (a)	42,050	277,109
Hand & Machine Tools — 2.9%
Colfax Corp. (a)	19,171	534,871
Hurco Cos., Inc.	7,278	203,566
Kennametal, Inc.	65,323	1,875,423
Luxfer Holdings PLC	17,096	241,908
Regal Beloit Corp.	21,490	1,876,507
		4,732,275
Machinery – Construction & Mining — 0.6%
Terex Corp.	56,879	1,067,619
Machinery – Diversified — 1.2%
Cactus, Inc. Class A	66,036	1,362,323
CSW Industrials, Inc.	2,070	143,058
DXP Enterprises, Inc. (a)	20,986	417,831
		1,923,212
Metal Fabricate & Hardware — 0.7%
The Timken Co.	23,927	1,088,439
Miscellaneous - Manufacturing — 0.9%
EnPro Industries, Inc.	15,481	763,059
Trinseo SA	31,809	704,887
		1,467,946
Packaging & Containers — 1.6%
Graphic Packaging Holding Co.	175,171	2,450,642
Silgan Holdings, Inc.	6,568	212,738
		2,663,380
Transportation — 0.1%
Hub Group, Inc. Class A (a)	1,709	81,793
Trucking & Leasing — 0.2%
GATX Corp.	4,393	267,885
		27,993,790

MassMutual Select Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 7.8%
Computers — 2.8%
NCR Corp. (a)	46,115	$798,712
NetScout Systems, Inc. (a)	44,706	1,142,686
TTEC Holdings, Inc.	12,047	560,908
Unisys Corp. (a)	83,912	915,480
WNS Holdings Ltd. ADR (a)	20,032	1,101,359
		4,519,145
Semiconductors — 2.1%
Kulicke & Soffa Industries, Inc.	78,609	1,637,425
Magnachip Semiconductor Corp. (a) (d)	77,790	801,237
MaxLinear, Inc. (a)	40,711	873,658
MKS Instruments, Inc.	1,100	124,564
		3,436,884
Software — 2.9%
CommVault Systems, Inc. (a)	35,607	1,377,991
CSG Systems International, Inc.	15,240	630,784
Donnelley Financial Solutions, Inc. (a)	71,538	600,919
InnerWorkings, Inc. (a)	86,221	113,812
Sapiens International Corp. NV	7,560	211,529
Teradata Corp. (a)	56,414	1,173,411
Verint Systems, Inc. (a)	14,531	656,510
		4,764,956
		12,720,985
Utilities — 2.3%
Electric — 1.5%
Black Hills Corp.	18,411	1,043,167
Charah Solutions, Inc. (a) (d)	87,704	278,899
PNM Resources, Inc. (d)	30,028	1,154,276
		2,476,342
Gas — 0.8%
Southwest Gas Holdings, Inc.	17,760	1,226,328
		3,702,670

TOTAL COMMON STOCK (Cost $182,698,501)		159,445,272

TOTAL EQUITIES (Cost $182,698,501)		159,445,272

Mutual Funds — 0.9%
Diversified Financial Services — 0.9%
State Street Navigator Securities Lending Prime Portfolio (f)	1,508,226	1,508,226

TOTAL MUTUAL FUNDS (Cost $1,508,226)		1,508,226

TOTAL LONG-TERM INVESTMENTS (Cost $184,206,727)		160,953,498

	Principal Amount
Short-Term Investments — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (g)	$2,957,231	2,957,231

TOTAL SHORT-TERM INVESTMENTS (Cost $2,957,231)		2,957,231

TOTAL INVESTMENTS — 100.6% (Cost $187,163,958) (h)		163,910,729

Other Assets/(Liabilities) — (0.6)%		(1,029,168)

NET ASSETS — 100.0%		$162,881,561

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $6,164,601 or 3.78% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,810,984 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is a Master Limited Partnership
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $2,957,231. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $3,016,571.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P Mid Cap Index Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.3%

Common Stock — 98.3%
Basic Materials — 4.0%
Chemicals — 2.2%
Ashland Global Holdings, Inc.	14,636	$1,011,348
Cabot Corp.	13,667	506,362
The Chemours Co.	39,756	610,255
Ingevity Corp. (a)	9,976	524,438
Minerals Technologies, Inc.	8,258	387,548
NewMarket Corp.	1,748	700,039
Olin Corp.	38,215	439,090
PolyOne Corp.	22,127	580,391
RPM International, Inc.	31,349	2,353,056
Sensient Technologies Corp.	10,255	534,901
Valvoline, Inc.	44,795	865,887
		8,513,315
Forest Products & Paper — 0.1%
Domtar Corp.	13,362	282,072
Iron & Steel — 1.1%
Allegheny Technologies, Inc. (a)	30,656	312,385
Carpenter Technology Corp.	11,573	280,992
Commercial Metals Co.	28,824	588,010
Reliance Steel & Aluminum Co.	15,407	1,462,586
Steel Dynamics, Inc.	50,920	1,328,503
United States Steel Corp. (b)	53,321	384,978
		4,357,454
Mining — 0.6%
Compass Minerals International, Inc.	8,208	400,140
Royal Gold, Inc.	15,877	1,973,829
		2,373,969
		15,526,810
Communications — 4.8%

Internet — 1.4%
Etsy, Inc. (a)	28,731	3,052,094
GrubHub, Inc. (a)	22,262	1,565,018
TripAdvisor, Inc.	24,392	463,692
Yelp, Inc. (a)	15,838	366,333
		5,447,137
Media — 2.2%
AMC Networks, Inc. Class A (a)	9,818	229,643
Cable One, Inc.	1,274	2,261,159
FactSet Research Systems, Inc.	9,169	3,011,741
John Wiley & Sons, Inc. Class A	10,575	412,425
The New York Times Co. Class A	34,934	1,468,276
TEGNA, Inc.	52,905	589,362
World Wrestling Entertainment, Inc. Class A (b)	11,213	487,205
		8,459,811
Telecommunications — 1.2%
Ciena Corp. (a)	37,196	2,014,535
InterDigital, Inc.	7,445	421,610
LogMeIn, Inc.	11,807	1,000,880
Telephone & Data Systems, Inc.	23,633	469,824
ViaSat, Inc. (a)	14,143	542,667
		4,449,516
		18,356,464
Consumer, Cyclical — 13.7%

Airlines — 0.2%
JetBlue Airways Corp. (a)	65,295	711,715
Apparel — 1.0%
Carter's, Inc.	10,558	852,031
Columbia Sportswear Co.	6,883	554,632
Deckers Outdoor Corp. (a)	6,778	1,331,131
Skechers U.S.A., Inc. Class A (a)	32,967	1,034,505
		3,772,299
Auto Parts & Equipment — 0.9%
Adient PLC (a)	21,137	347,069
Dana, Inc.	34,978	426,382
Delphi Technologies PLC (a) (b)	20,905	297,060
Lear Corp.	13,201	1,439,173
The The Goodyear Tire & Rubber Co.	56,332	503,890
Visteon Corp. (a)	6,736	461,416
		3,474,990
Distribution & Wholesale — 1.3%
KAR Auction Services, Inc.	31,282	430,440
Pool Corp.	9,668	2,628,439
Univar Solutions, Inc. (a)	33,530	565,316
Watsco, Inc.	7,931	1,409,339
		5,033,534
Entertainment — 1.2%
Churchill Downs, Inc.	8,497	1,131,376
Cinemark Holdings, Inc.	25,906	299,214
Eldorado Resorts, Inc. (a) (b)	20,183	808,531
Marriott Vacations Worldwide Corp.	8,845	727,148
Penn National Gaming, Inc. (a) (b)	31,271	955,016
Scientific Games Corp. Class A (a)	13,266	205,092

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Six Flags Entertainment Corp.	19,067	$366,277
		4,492,654
Food Services — 0.1%
Healthcare Services Group, Inc.	18,016	440,671
Home Builders — 1.0%
KB Home	21,065	646,274
Taylor Morrison Home Corp. (a)	31,375	605,224
Thor Industries, Inc.	13,363	1,423,560
Toll Brothers, Inc.	27,981	911,901
TRI Pointe Group, Inc. (a)	31,530	463,176
		4,050,135
Home Furnishing — 0.2%
Tempur Sealy International, Inc. (a)	10,481	754,108
Housewares — 0.8%
The Scotts Miracle-Gro Co.	9,540	1,282,844
The Toro Co.	25,946	1,721,257
		3,004,101
Leisure Time — 0.9%
Brunswick Corp.	19,156	1,226,176
Harley-Davidson, Inc.	37,082	881,439
Polaris, Inc.	13,938	1,289,962
		3,397,577
Lodging — 1.1%
Boyd Gaming Corp.	19,392	405,293
Caesars Entertainment Corp. (a) (b)	135,786	1,647,084
Choice Hotels International, Inc.	7,639	602,717
Wyndham Destinations, Inc.	20,611	580,818
Wyndham Hotels & Resorts, Inc.	22,537	960,527
		4,196,439
Office Furnishings — 0.2%
Herman Miller, Inc.	14,228	335,923
HNI Corp.	10,325	315,635
		651,558
Retail — 4.6%
American Eagle Outfitters, Inc. (b)	37,663	410,527
AutoNation, Inc. (a)	13,935	523,677
BJ's Wholesale Club Holdings, Inc. (a)	29,865	1,113,069
Casey's General Stores, Inc.	8,908	1,331,924
Cracker Barrel Old Country Store, Inc.	5,736	636,180
Dick's Sporting Goods, Inc.	15,774	650,835
Dunkin' Brands Group, Inc.	19,879	1,296,707
FirstCash, Inc.	10,032	676,959
Five Below, Inc. (a)	13,493	1,442,537
Foot Locker, Inc.	25,224	735,532
Jack in the Box, Inc.	5,489	406,680
MSC Industrial Direct Co., Inc. Class A	10,998	800,764
Nordstrom, Inc. (b)	26,226	406,241
Nu Skin Enterprises, Inc. Class A	12,564	480,322
Ollie's Bargain Outlet Holdings, Inc. (a)	13,690	1,336,829
Papa John's International, Inc.	5,393	428,258
RH (a) (b)	4,016	999,582
Sally Beauty Holdings, Inc. (a)	27,325	342,382
Texas Roadhouse, Inc.	15,773	829,187
Urban Outfitters, Inc. (a) (b)	17,043	259,395
The Wendy's Co.	43,130	939,371
Williams-Sonoma, Inc.	18,825	1,543,838
World Fuel Services Corp.	15,329	394,875
		17,985,671
Toys, Games & Hobbies — 0.2%
Mattel, Inc. (a)	83,982	812,106
		52,777,558
Consumer, Non-cyclical — 17.9%

Agriculture — 0.3%
Darling Ingredients, Inc. (a)	39,713	977,734
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a)	2,338	1,254,688
Biotechnology — 1.4%
Arrowhead Pharmaceuticals, Inc. (a)	24,639	1,064,158
Exelixis, Inc. (a)	74,240	1,762,458
Ligand Pharmaceuticals, Inc. (a) (b)	3,886	434,649
Nektar Therapeutics (a) (b)	43,090	997,964
United Therapeutics Corp. (a)	10,655	1,289,255
		5,548,484
Commercial Services — 4.2%
Aaron's, Inc.	16,357	742,608
Adtalem Global Education, Inc. (a)	12,541	390,652
ASGN, Inc. (a)	12,710	847,503
Avis Budget Group, Inc. (a)	12,966	296,792
The Brink's Co.	12,222	556,223
CoreLogic, Inc.	19,225	1,292,304
Deluxe Corp.	10,127	238,390
FTI Consulting, Inc. (a)	8,981	1,028,774
Graham Holdings Co. Class B	1,035	354,663
Grand Canyon Education, Inc. (a)	11,454	1,036,931
HealthEquity, Inc. (a)	17,285	1,014,111
Insperity, Inc.	8,822	571,048
Liveramp Holdings, Inc. (a)	15,819	671,833
ManpowerGroup, Inc.	14,054	966,212
Paylocity Holding Corp. (a)	8,708	1,270,410
Sabre Corp.	66,703	537,626
Service Corp. International	43,128	1,677,248
Strategic Education, Inc.	5,378	826,330
WEX, Inc. (a)	10,534	1,738,215
WW International, Inc. (a)	11,281	286,312
		16,344,185

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co. (a)	13,155	$409,910
Foods — 2.1%
Flowers Foods, Inc.	46,611	1,042,222
Grocery Outlet Holding Corp. (a)	15,400	628,320
The Hain Celestial Group, Inc. (a) (b)	19,006	598,879
Ingredion, Inc.	16,214	1,345,762
Lancaster Colony Corp.	4,796	743,332
Pilgrim's Pride Corp. (a)	12,544	211,868
Post Holdings, Inc. (a)	15,515	1,359,424
Sanderson Farms, Inc.	4,792	555,345
Sprouts Farmers Market, Inc. (a)	28,516	729,724
Tootsie Roll Industries, Inc. (b)	4,140	141,878
TreeHouse Foods, Inc. (a)	13,662	598,396
		7,955,150
Health Care – Products — 4.6%
Avanos Medical, Inc. (a)	11,562	339,807
Bio-Techne Corp.	9,254	2,443,704
Cantel Medical Corp.	8,981	397,230
Globus Medical, Inc. Class A (a)	18,318	873,952
Haemonetics Corp. (a)	12,198	1,092,453
Hill-Rom Holdings, Inc.	16,113	1,768,885
ICU Medical, Inc. (a)	4,690	864,414
Integra LifeSciences Holdings Corp. (a)	17,048	801,086
LivaNova PLC (a)	11,762	566,105
Masimo Corp. (a)	12,053	2,747,963
NuVasive, Inc. (a)	12,407	690,574
Patterson Cos., Inc.	20,875	459,250
Penumbra, Inc. (a) (b)	8,004	1,431,275
Quidel Corp. (a)	9,253	2,070,266
Repligen Corp. (a)	11,397	1,408,783
		17,955,747
Health Care – Services — 4.1%
Acadia Healthcare Co., Inc. (a)	21,533	540,909
Amedisys, Inc. (a)	7,839	1,556,355
Catalent, Inc. (a)	39,376	2,886,261
Charles River Laboratories International, Inc. (a)	11,981	2,088,887
Chemed Corp.	3,843	1,733,462
Encompass Health Corp.	24,065	1,490,345
LHC Group, Inc. (a)	7,189	1,253,186
MEDNAX, Inc. (a)	20,677	353,577
Molina Healthcare, Inc. (a)	14,332	2,550,809
Syneos Health, Inc. (a)	15,131	881,381
Tenet Healthcare Corp. (a)	25,351	459,107
		15,794,279
Household Products & Wares — 0.3%
Helen of Troy Ltd. (a)	6,111	1,152,290
Pharmaceuticals — 0.5%
PRA Health Sciences, Inc. (a)	15,403	1,498,558
Prestige Consumer Healthcare, Inc. (a)	12,125	455,415
		1,953,973
		69,346,440
Energy — 2.4%
Energy – Alternate Sources — 0.9%
Enphase Energy, Inc. (a) (b)	19,704	937,319
First Solar, Inc. (a) (b)	18,460	913,770
SolarEdge Technologies, Inc. (a)	12,015	1,667,442
		3,518,531
Oil & Gas — 1.1%
Cimarex Energy Co.	24,718	679,498
CNX Resources Corp. (a)	45,286	391,724
EQT Corp.	61,868	736,229
Murphy Oil Corp. (b)	35,362	487,996
Murphy USA, Inc. (a)	6,640	747,597
PBF Energy, Inc. Class A	24,691	252,836
Transocean Ltd. (a) (b)	139,859	255,942
WPX Energy, Inc. (a) (b)	98,863	630,746
		4,182,568
Oil & Gas Services — 0.1%
ChampionX Corp. (a)	44,971	438,917
Pipelines — 0.3%
Antero Midstream Corp.	68,061	347,111
Equitrans Midstream Corp. (b)	98,394	817,654
		1,164,765
		9,304,781
Financial — 23.6%

Banks — 5.8%
Associated Banc-Corp.	37,204	508,951
BancorpSouth Bank	23,533	535,140
Bank of Hawaii Corp.	9,686	594,817
Bank OZK	29,266	686,873
Cathay General Bancorp	18,297	481,211
CIT Group, Inc.	23,814	493,664
Commerce Bancshares, Inc.	24,301	1,445,180
Cullen/Frost Bankers, Inc.	13,781	1,029,579
East West Bancorp, Inc.	34,253	1,241,329
F.N.B. Corp.	78,211	586,583
First Financial Bankshares, Inc.	34,390	993,527
First Horizon National Corp. (b)	75,500	751,980
Fulton Financial Corp.	39,169	412,450
Glacier Bancorp, Inc.	21,479	757,994
Hancock Whitney Corp.	20,889	442,847
Home BancShares, Inc.	37,183	571,875
International Bancshares Corp.	13,479	431,598
PacWest Bancorp	28,199	555,802
Pinnacle Financial Partners, Inc.	17,261	724,789
Prosperity Bancshares, Inc.	22,433	1,332,072

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Signature Bank	12,969	$1,386,645
Synovus Financial Corp.	35,657	732,038
TCF Financial Corp. (b)	36,825	1,083,391
Texas Capital Bancshares, Inc. (a)	12,208	376,861
Trustmark Corp.	15,354	376,480
UMB Financial Corp.	10,255	528,645
Umpqua Holdings Corp.	53,313	567,250
United Bankshares, Inc.	30,791	851,679
Valley National Bancorp	94,825	741,532
Webster Financial Corp.	21,830	624,556
Wintrust Financial Corp.	13,937	607,932
		22,455,270
Diversified Financial Services — 2.8%
Affiliated Managers Group, Inc.	11,436	852,668
Alliance Data Systems Corp.	10,262	463,021
Eaton Vance Corp.	27,582	1,064,665
Evercore, Inc. Class A	9,814	578,241
Federated Hermes, Inc.	23,215	550,196
Interactive Brokers Group, Inc. Class A	18,581	776,128
Janus Henderson Group PLC	37,156	786,221
Jefferies Financial Group, Inc.	54,669	850,103
Legg Mason, Inc.	20,242	1,007,040
LendingTree, Inc. (a) (b)	1,866	540,263
Navient Corp.	41,291	290,276
SEI Investments Co.	30,083	1,653,963
SLM Corp.	90,809	638,387
Stifel Financial Corp.	16,586	786,674
		10,837,846
Insurance — 4.7%
Alleghany Corp.	3,464	1,694,381
American Financial Group, Inc.	18,053	1,145,643
Brighthouse Financial, Inc. (a)	22,719	632,043
Brown & Brown, Inc.	56,947	2,321,160
CNO Financial Group, Inc.	34,769	541,353
Essent Group Ltd.	26,781	971,347
First American Financial Corp.	26,974	1,295,292
Genworth Financial, Inc. Class A (a)	121,849	281,471
The Hanover Insurance Group, Inc.	9,199	932,135
Kemper Corp.	14,849	1,076,849
Mercury General Corp.	6,567	267,605
Old Republic International Corp.	69,179	1,128,310
Primerica, Inc.	9,872	1,151,075
Reinsurance Group of America, Inc.	16,419	1,287,906
RenaissanceRe Holdings Ltd.	12,178	2,082,803
RLI Corp.	9,679	794,646
Selective Insurance Group, Inc.	14,455	762,357
		18,366,376
Real Estate — 0.3%
Jones Lang LaSalle, Inc.	12,500	1,293,250
Real Estate Investment Trusts (REITS) — 9.4%
American Campus Communities, Inc.	33,313	1,164,622
Brixmor Property Group, Inc.	71,769	920,079
Camden Property Trust	23,575	2,150,512
CoreCivic, Inc.	28,962	271,084
CoreSite Realty Corp.	9,758	1,181,303
Corporate Office Properties Trust	27,155	688,108
Cousins Properties, Inc.	35,961	1,072,717
CyrusOne, Inc.	27,889	2,028,925
Douglas Emmett, Inc.	39,910	1,223,641
EastGroup Properties, Inc.	9,455	1,121,458
EPR Properties	18,757	621,419
First Industrial Realty Trust, Inc.	30,796	1,183,798
The GEO Group, Inc.	29,381	347,577
Healthcare Realty Trust, Inc.	32,666	956,787
Highwoods Properties, Inc.	25,150	938,850
Hudson Pacific Properties, Inc.	37,112	933,738
JBG SMITH Properties	28,463	841,651
Kilroy Realty Corp.	25,630	1,504,481
Lamar Advertising Co. Class A	20,902	1,395,418
Life Storage, Inc.	11,357	1,078,347
The Macerich Co. (b)	28,148	252,488
Mack-Cali Realty Corp.	21,933	335,356
Medical Properties Trust, Inc.	127,906	2,404,633
National Retail Properties, Inc.	41,631	1,477,068
Omega Healthcare Investors, Inc.	54,932	1,633,128
Park Hotels & Resorts, Inc.	57,036	564,086
Pebblebrook Hotel Trust (b)	31,655	432,407
Physicians Realty Trust	49,038	859,146
PotlatchDeltic Corp.	16,209	616,428
PS Business Parks, Inc.	4,856	642,934
Rayonier, Inc.	33,522	831,010
Sabra Health Care REIT, Inc.	49,765	718,109
Service Properties Trust	39,841	282,473
Spirit Realty Capital, Inc.	24,921	868,746
STORE Capital Corp.	53,866	1,282,549
Taubman Centers, Inc.	14,915	563,190
Urban Edge Properties	26,802	318,140
Weingarten Realty Investors	29,152	551,847
		36,258,253
Savings & Loans — 0.6%
New York Community Bancorp, Inc.	112,317	1,145,633
Sterling Bancorp	47,076	551,731
Washington Federal, Inc.	18,328	491,924
		2,189,288
		91,400,283
Industrial — 19.6%

Aerospace & Defense — 0.5%
Hexcel Corp.	20,213	914,032
Mercury Systems, Inc. (a)	13,460	1,058,764
		1,972,796
Building Materials — 2.0%
Eagle Materials, Inc.	10,075	707,466
Lennox International, Inc.	8,426	1,963,174
Louisiana-Pacific Corp.	27,164	696,757

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MDU Resources Group, Inc.	48,545	$1,076,728
Owens Corning	26,108	1,455,782
Trex Co., Inc. (a)	14,006	1,821,760
		7,721,667
Electrical Components & Equipment — 1.8%
Acuity Brands, Inc.	9,597	918,817
Belden, Inc.	9,263	301,511
Energizer Holdings, Inc. (b)	15,413	731,963
EnerSys	10,277	661,633
Generac Holdings, Inc. (a)	15,174	1,850,166
Littelfuse, Inc.	5,877	1,002,792
Universal Display Corp.	10,264	1,535,700
		7,002,582
Electronics — 4.2%
Arrow Electronics, Inc. (a)	19,045	1,308,201
Avnet, Inc.	23,909	666,702
Coherent, Inc. (a) (b)	5,872	769,115
Gentex Corp.	59,282	1,527,697
Hubbell, Inc.	13,122	1,644,974
II-VI, Inc. (a) (b)	21,208	1,001,442
Jabil, Inc.	33,204	1,065,184
National Instruments Corp.	28,455	1,101,493
nVent Electric PLC	37,830	708,556
SYNNEX Corp.	9,970	1,194,107
Tech Data Corp. (a) (c)	8,869	1,285,118
Trimble, Inc. (a)	60,466	2,611,526
Vishay Intertechnology, Inc.	32,089	489,999
Woodward, Inc.	13,723	1,064,219
		16,438,333
Engineering & Construction — 1.4%
AECOM (a)	38,756	1,456,450
Dycom Industries, Inc. (a) (b)	7,659	313,177
EMCOR Group, Inc.	13,278	878,207
Fluor Corp.	33,935	409,935
KBR, Inc.	34,449	776,825
MasTec, Inc. (a)	14,105	632,891
TopBuild Corp. (a)	8,049	915,735
		5,383,220
Environmental Controls — 0.8%
Clean Harbors, Inc. (a)	12,379	742,492
Stericycle, Inc. (a)	22,132	1,238,949
Tetra Tech, Inc.	13,079	1,034,811
		3,016,252
Hand & Machine Tools — 1.1%
Colfax Corp. (a)	20,339	567,458
Kennametal, Inc.	20,073	576,296
Lincoln Electric Holdings, Inc.	14,377	1,211,119
MSA Safety, Inc.	8,653	990,249
Regal Beloit Corp.	9,810	856,609
		4,201,731
Machinery – Construction & Mining — 0.4%
Oshkosh Corp.	16,480	1,180,298
Terex Corp.	15,435	289,715
		1,470,013
Machinery – Diversified — 2.7%
AGCO Corp.	15,044	834,340
Cognex Corp.	41,565	2,482,262
Crane Co.	11,931	709,417
Curtiss-Wright Corp.	10,083	900,210
Graco, Inc.	40,332	1,935,533
The Middleby Corp. (a)	13,456	1,062,217
Nordson Corp.	12,428	2,357,716
		10,281,695
Metal Fabricate & Hardware — 0.4%
The Timken Co.	16,356	744,034
Valmont Industries, Inc.	5,170	587,415
Worthington Industries, Inc.	8,875	331,038
		1,662,487
Miscellaneous - Manufacturing — 2.1%
AptarGroup, Inc.	15,539	1,740,057
Axon Enterprise, Inc. (a)	15,210	1,492,557
Carlisle Cos., Inc.	13,294	1,590,893
Donaldson Co., Inc.	30,535	1,420,488
ITT, Inc.	20,893	1,227,255
Trinity Industries, Inc.	22,822	485,881
		7,957,131
Packaging & Containers — 0.6%
Greif, Inc. Class A	6,401	220,258
O-I Glass, Inc.	37,905	340,387
Silgan Holdings, Inc.	18,789	608,576
Sonoco Products Co.	24,289	1,270,072
		2,439,293
Transportation — 1.5%
Kirby Corp. (a)	14,535	778,495
Knight-Swift Transportation Holdings, Inc.	29,602	1,234,699
Landstar System, Inc.	9,289	1,043,248
Ryder System, Inc.	13,009	487,968
Werner Enterprises, Inc.	13,884	604,370
XPO Logistics, Inc. (a) (b)	22,061	1,704,212
		5,852,992
Trucking & Leasing — 0.1%
GATX Corp.	8,449	515,220
		75,915,412

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 8.5%
Computers — 1.9%
CACI International, Inc. Class A (a)	6,073	$1,317,112
Lumentum Holdings, Inc. (a)	18,133	1,476,570
MAXIMUS, Inc.	14,844	1,045,760
NCR Corp. (a)	30,940	535,881
NetScout Systems, Inc. (a)	15,386	393,266
Perspecta, Inc.	33,045	767,636
Qualys, Inc. (a)	8,111	843,706
Science Applications International Corp.	11,960	929,053
		7,308,984
Semiconductors — 3.4%
Cabot Microelectronics Corp.	7,036	981,803
Cirrus Logic, Inc. (a)	14,133	873,137
Cree, Inc. (a)	26,185	1,549,890
MKS Instruments, Inc.	13,284	1,504,280
Monolithic Power Systems, Inc.	10,073	2,387,301
Semtech Corp. (a)	15,773	823,666
Silicon Laboratories, Inc. (a)	10,576	1,060,456
Synaptics, Inc. (a)	8,240	495,389
Teradyne, Inc.	40,132	3,391,555
		13,067,477
Software — 3.2%
ACI Worldwide, Inc. (a)	28,070	757,609
Blackbaud, Inc.	12,013	685,702
CDK Global, Inc.	29,421	1,218,618
Ceridian HCM Holding, Inc. (a)	24,576	1,948,139
CommVault Systems, Inc. (a)	10,283	397,952
Fair Isaac Corp. (a)	7,021	2,935,059
j2 Global, Inc. (b)	10,974	693,667
Manhattan Associates, Inc. (a)	15,372	1,448,042
PTC, Inc. (a)	25,208	1,960,930
Teradata Corp. (a)	26,267	546,354
		12,592,072
		32,968,533
Utilities — 3.8%

Electric — 1.7%
ALLETE, Inc.	12,537	684,646
Black Hills Corp.	15,191	860,722
Hawaiian Electric Industries, Inc. (b)	26,423	952,813
IDACORP, Inc.	12,215	1,067,224
NorthWestern Corp.	12,225	666,507
OGE Energy Corp.	48,460	1,471,246
PNM Resources, Inc.	19,284	741,277
		6,444,435
Gas — 1.5%
National Fuel Gas Co.	21,876	917,261
New Jersey Resources Corp.	23,181	756,860
ONE Gas, Inc.	12,799	986,163
Southwest Gas Holdings, Inc.	13,344	921,403
Spire, Inc.	12,404	815,067
UGI Corp.	50,420	1,603,356
		6,000,110
Water — 0.6%
Essential Utilities, Inc.	53,984	2,280,284
		14,724,829

TOTAL COMMON STOCK (Cost $380,379,762)		380,321,110

TOTAL EQUITIES (Cost $380,379,762)		380,321,110

Mutual Funds — 0.7%

Diversified Financial Services — 0.7%
State Street Navigator Securities Lending Prime Portfolio (d)	2,540,070	2,540,070
		2,540,070
TOTAL MUTUAL FUNDS (Cost $2,540,070)		2,540,070

TOTAL LONG-TERM INVESTMENTS (Cost $382,919,832)		382,861,180

	Principal Amount
Short-Term Investments — 2.0%

Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (e)	$5,888,319	5,888,319
U.S. Treasury Bill — 0.5%
U.S. Treasury Bill
0.000% 7/16/20 (f)	120,000	119,993
0.000% 7/16/20	20,000	19,999
0.000% 7/16/20	120,000	119,993
0.000% 7/16/20	40,000	39,998
0.000% 7/16/20	60,000	59,997
0.000% 7/16/20	160,000	159,991
0.000% 7/16/20	60,000	59,997
0.000% 7/16/20	345,000	344,982
0.000% 7/16/20	100,000	99,995
0.000% 7/16/20	905,000	904,952
		1,929,897

TOTAL SHORT-TERM INVESTMENTS (Cost $7,817,706)		7,818,216

TOTAL INVESTMENTS — 101.0% (Cost $390,737,538) (g)		390,679,396

Other Assets/(Liabilities) — (1.0)%		(3,815,771)

NET ASSETS — 100.0%		$386,863,625

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $15,766,728 or 4.08% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $13,566,981 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $1,285,118 or 0.33% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $5,888,319. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $6,006,177.
(f)	A portion of this security is pledged/held as collateral for open derivatives.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P Midcap 400 E Mini Index	9/18/20	49	$8,600,100	$117,490

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.3%

Common Stock — 98.3%
Basic Materials — 3.2%
Chemicals — 1.7%
AdvanSix, Inc. (a)	3,963	$46,525
AgroFresh Solutions, Inc. (a)	4,352	13,187
American Vanguard Corp.	4,222	58,095
Amyris, Inc. (a) (b)	10,275	43,874
Avient Corp.	13,084	343,193
Balchem Corp.	4,619	438,158
Codexis, Inc. (a) (b)	7,536	85,910
Ferro Corp. (a)	11,672	139,364
GCP Applied Technologies, Inc. (a)	6,941	128,964
H.B. Fuller Co.	7,379	329,103
Hawkins, Inc.	1,416	60,293
Ingevity Corp. (a)	5,944	312,476
Innospec, Inc.	3,507	270,916
Intrepid Potash, Inc. (a)	13,532	13,397
Koppers Holdings, Inc. (a)	3,012	56,746
Kraton Corp. (a)	4,566	78,901
Kronos Worldwide, Inc.	3,210	33,416
Marrone Bio Innovations, Inc. (a) (b)	9,848	11,522
Minerals Technologies, Inc.	4,832	226,766
Oil-Dri Corp. of America	744	25,817
Orion Engineered Carbons SA	8,512	90,142
PQ Group Holdings, Inc. (a)	5,616	74,356
Quaker Chemical Corp. (b)	1,909	354,406
Rayonier Advanced Materials, Inc.	9,066	25,475
Rogers Corp. (a)	2,670	332,682
Sensient Technologies Corp.	6,101	318,228
Stepan Co.	3,093	300,330
Tronox Holdings PLC Class A (a)	13,098	94,568
		4,306,810
Forest Products & Paper — 0.3%
Clearwater Paper Corp. (a)	2,354	85,050
Domtar Corp.	7,873	166,199
Neenah, Inc.	2,386	118,012
P.H. Glatfelter Co.	6,411	102,897
Schweitzer-Mauduit International, Inc.	4,427	147,906
Verso Corp. Class A	4,868	58,221
		678,285
Iron & Steel — 0.5%
Allegheny Technologies, Inc. (a)	18,134	184,785
Carpenter Technology Corp.	6,759	164,109
Cleveland-Cliffs, Inc. (b)	56,291	310,726
Commercial Metals Co.	17,021	347,228
Schnitzer Steel Industries, Inc. Class A	3,569	62,957
United States Steel Corp.	31,225	225,445
		1,295,250
Mining — 0.7%
Alcoa Corp. (a)	26,810	301,344
Arconic Corp. (a)	14,260	198,642
Caledonia Mining Corp. PLC	1,633	28,284
Century Aluminum Co. (a)	7,392	52,705
Coeur Mining, Inc. (a)	34,581	175,671
Compass Minerals International, Inc.	4,891	238,436
Energy Fuels, Inc. (a) (b)	17,058	25,758
Ferroglobe Representation & Warranty Insurance Trust (c) (d)	10,133	—
Gold Resource Corp.	9,557	39,279
Hecla Mining Co.	74,592	243,916
Kaiser Aluminum Corp.	2,250	165,645
Livent Corp. (a) (b)	20,931	128,935
Novagold Resources, Inc. (a)	34,055	312,625
United States Lime & Minerals, Inc.	284	23,981
Uranium Energy Corp. (a) (b)	25,754	22,604
		1,957,825
		8,238,170
Communications — 4.4%
Advertising — 0.1%
Boston Omaha Corp. Class A (a)	1,653	26,448
Fluent, Inc. (a)	6,064	10,794
National CineMedia, Inc.	8,848	26,278
Quotient Technology, Inc. (a)	12,575	92,049
		155,569
Internet — 2.2%
1-800-Flowers.com, Inc. Class A (a)	3,640	72,873
8x8, Inc. (a)	14,510	232,160
Boingo Wireless, Inc. (a)	6,164	82,105
Cardlytics, Inc. (a) (b)	3,697	258,716
Cargurus, Inc. (a)	12,330	312,566
Cars.com, Inc. (a) (b)	9,873	56,869
ChannelAdvisor Corp. (a)	3,992	63,233
Cogent Communications Holdings, Inc.	6,088	470,968
Comscore, Inc. (a)	8,551	26,508
DHI Group, Inc. (a)	7,101	14,912
Endurance International Group Holdings, Inc. (a)	9,678	39,002
ePlus, Inc. (a)	1,871	132,242
Eventbrite, Inc. Class A (a)	9,297	79,675
Everquote, Inc. Class A (a)	1,991	115,797
GlobalSCAPE, Inc.	2,087	20,348
Groupon, Inc. (a) (b)	3,203	58,038
HealthStream, Inc. (a)	3,632	80,376
Lands' End, Inc. (a)	1,702	13,684
Limelight Networks, Inc. (a)	16,537	121,712
Liquidity Services, Inc. (a)	4,067	24,239
Livexlive Media, Inc. (a)	4,392	15,899
The Meet Group, Inc. (a)	10,065	62,806
Mimecast Ltd. (a)	8,084	336,779

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NIC, Inc.	9,406	$215,962
Overstock.com, Inc. (a)	5,723	162,705
Perficient, Inc. (a)	4,635	165,840
Q2 Holdings, Inc. (a) (b)	7,110	609,967
QuinStreet, Inc. (a)	6,924	72,425
Realreal, Inc. (a)	8,870	113,447
The Rubicon Project, Inc. (a) (b)	15,083	100,604
Shutterstock, Inc.	2,846	99,525
Stamps.com, Inc. (a)	2,368	434,978
Stitch Fix, Inc. Class A (a) (b)	8,024	200,119
TechTarget, Inc. (a)	3,414	102,522
TrueCar, Inc. (a)	15,506	40,006
Tucows, Inc. Class A (a) (b)	1,370	78,528
Upwork, Inc. (a) (b)	13,263	191,518
US Auto Parts Network, Inc. (a)	3,087	26,733
VirnetX Holding Corp. (b)	8,794	57,161
Yelp, Inc. (a)	9,935	229,797
Zix Corp. (a) (b)	7,998	55,186
		5,648,530
Media — 0.6%
AMC Networks, Inc. Class A (a)	5,532	129,393
Central European Media Enterprises Ltd. Class A (a)	13,037	46,151
The E.W. Scripps Co. Class A (b)	7,838	68,583
Entercom Communications Corp. Class A (b)	16,937	23,373
Entravision Communications Corp. Class A	8,492	12,144
Gannett Co., Inc. (b)	19,249	26,564
Gray Television, Inc. (a)	12,671	176,760
Hemisphere Media Group, Inc. (a)	2,370	23,297
Houghton Mifflin Harcourt Co. (a)	15,449	27,963
iHeartMedia, Inc. Class A (a)	8,761	73,154
Liberty Latin America Ltd. Class A (a)	6,754	65,649
Liberty Latin America Ltd. Class C (a)	15,866	149,775
Meredith Corp. (b)	5,804	84,448
MSG Networks, Inc. Class A (a) (b)	5,521	54,934
Saga Communications, Inc. Class A	539	13,798
Scholastic Corp.	4,083	122,245
Sinclair Broadcast Group, Inc. Class A	7,332	135,349
TEGNA, Inc.	31,439	350,230
Tribune Publishing Co.	2,285	22,827
Value Line, Inc.	150	4,049
WideOpenWest, Inc. (a)	7,658	40,358
		1,651,044
Telecommunications — 1.5%
A10 Networks, Inc. (a)	8,566	58,334
Acacia Communications, Inc. (a)	5,566	373,980
ADTRAN, Inc.	6,999	76,499
Alaska Communications Systems Group, Inc.	7,593	21,184
Anterix, Inc. (a)	1,950	88,413
ATN International, Inc.	1,638	99,214
CalAmp Corp. (a) (b)	4,905	39,289
Calix, Inc. (a)	7,108	105,909
Cambium Networks Corp. (a)	786	5,785
Casa Systems, Inc. (a)	4,499	18,716
Cincinnati Bell, Inc. (a)	7,337	108,954
Clearfield, Inc. (a)	1,589	22,182
Consolidated Communications Holdings, Inc. (a)	10,648	72,087
DASAN Zhone Solutions, Inc. (a)	1,761	15,726
Extreme Networks, Inc. (a)	17,055	74,019
Gogo, Inc. (a) (b)	8,397	26,534
GTT Communications, Inc. (a) (b)	4,659	38,017
Harmonic, Inc. (a)	13,889	65,973
HC2 Holdings, Inc. (a)	6,407	21,399
IDT Corp. Class B (a)	2,199	14,359
Infinera Corp. (a)	22,215	131,513
Inseego Corp. (a) (b)	9,976	115,722
InterDigital, Inc.	4,402	249,285
Iridium Communications, Inc. (a)	16,811	427,672
KVH Industries, Inc. (a)	2,321	20,727
Loral Space & Communications, Inc.	1,880	36,698
Luna Innovations, Inc. (a)	4,236	24,738
Maxar Technologies, Inc. (a)	8,630	154,995
NeoPhotonics Corp. (a)	6,707	59,558
NETGEAR, Inc. (a)	4,224	109,359
Ooma, Inc. (a) (b)	2,846	46,902
ORBCOMM, Inc. (a)	10,835	41,715
PCTEL, Inc.	2,577	17,214
Plantronics, Inc. (b)	4,685	68,776
Powerfleet, Inc. (a)	4,003	18,494
Preformed Line Products Co.	435	21,754
Resonant, Inc. (a)	7,252	16,897
Ribbon Communications, Inc. (a)	9,975	39,202
Shenandoah Telecommunications Co.	6,892	339,707
Spok Holdings, Inc.	2,603	24,338
Viavi Solutions, Inc. (a)	32,771	417,503
Vonage Holdings Corp. (a)	33,081	332,795
		4,062,137
		11,517,280
Consumer, Cyclical — 12.8%
Airlines — 0.3%
Allegiant Travel Co.	1,871	204,332
Hawaiian Holdings, Inc.	6,652	93,394
Mesa Air Group, Inc. (a)	4,085	14,052
SkyWest, Inc.	7,032	229,384
Spirit Airlines, Inc. (a) (b)	12,386	220,471
		761,633
Apparel — 0.8%
Crocs, Inc. (a)	9,563	352,110
Deckers Outdoor Corp. (a)	4,018	789,095
Kontoor Brands, Inc. (a) (b)	7,358	131,046
Lakeland Industries, Inc. (a)	1,120	25,122
Oxford Industries, Inc.	2,400	105,624
Rocky Brands, Inc.	983	20,210
Steven Madden Ltd.	11,783	290,922
Superior Group of Cos, Inc.	1,510	20,234
Unifi, Inc. (a)	2,045	26,339
Weyco Group, Inc.	861	18,589

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wolverine World Wide, Inc.	11,411	$271,696
		2,050,987
Auto Manufacturers — 0.2%
Blue Bird Corp. (a)	2,252	33,758
Navistar International Corp. (a)	7,157	201,827
REV Group, Inc.	4,020	24,522
Wabash National Corp.	7,739	82,188
Workhorse Group, Inc. (a)	9,268	161,171
		503,466
Auto Parts & Equipment — 1.1%
Adient PLC (a)	12,584	206,629
American Axle & Manufacturing Holdings, Inc. (a)	15,994	121,554
Cooper Tire & Rubber Co.	7,168	197,909
Cooper-Standard Holding, Inc. (a)	2,378	31,509
Dana, Inc.	20,681	252,101
Dorman Products, Inc. (a)	3,820	256,207
Douglas Dynamics, Inc.	3,193	112,138
Gentherm, Inc. (a)	4,633	180,224
Meritor, Inc. (a)	9,910	196,218
Methode Electronics, Inc.	5,157	161,208
Miller Industries, Inc.	1,624	48,347
Modine Manufacturing Co. (a)	6,643	36,669
Motorcar Parts of America, Inc. (a) (b)	2,748	48,557
The Shyft Group, Inc.	4,990	84,032
Standard Motor Products, Inc.	3,086	127,143
Telenav, Inc. (a)	4,780	26,242
Tenneco, Inc. Class A (a) (b)	7,469	56,466
The The Goodyear Tire & Rubber Co.	33,052	295,650
Visteon Corp. (a)	3,971	272,014
XPEL, Inc. (a)	2,441	38,177
		2,748,994
Distribution & Wholesale — 0.8%
A-Mark Precious Metals, Inc. (a)	718	13,678
Core-Mark Holding Co., Inc.	6,393	159,537
EVI Industries, Inc. (a)	710	15,414
Fossil Group, Inc. (a) (b)	6,641	30,881
G-III Apparel Group Ltd. (a)	6,439	85,574
H&E Equipment Services, Inc.	4,687	86,616
KAR Auction Services, Inc.	18,507	254,656
Resideo Technologies, Inc. (a)	17,714	207,608
ScanSource, Inc. (a)	3,702	89,181
SiteOne Landscape Supply, Inc. (a)	5,994	683,136
Systemax, Inc.	1,654	33,973
Titan Machinery, Inc. (a)	2,786	30,256
Triton International Ltd.	7,286	220,329
Veritiv Corp. (a)	1,855	31,461
WESCO International, Inc. (a)	7,015	246,279
		2,188,579
Entertainment — 1.3%
Accel Entertainment, Inc. (a)	6,180	59,513
AMC Entertainment Holdings, Inc. Class A (b)	7,615	32,668
Churchill Downs, Inc.	5,443	724,735
Cinemark Holdings, Inc.	15,273	176,403
Eldorado Resorts, Inc. (a)	12,108	485,046
Eros International PLC (a) (b)	10,692	33,787
Everi Holdings, Inc. (a)	11,892	61,363
GAN Ltd. (a)	1,084	27,588
Golden Entertainment, Inc. (a)	2,423	21,613
IMAX Corp. (a)	6,912	77,484
International Game Technology PLC	13,981	124,431
Liberty Media Corp-Liberty Braves Class A (a) (b)	1,469	29,498
Liberty Media Corp-Liberty Braves Class C (a)	5,315	104,918
Marriott Vacations Worldwide Corp.	5,799	476,736
Monarch Casino & Resort, Inc. (a)	1,846	62,912
Penn National Gaming, Inc. (a) (b)	19,184	585,879
RCI Hospitality Holdings, Inc.	1,225	16,979
Red Rock Resorts, Inc. Class A	9,635	105,118
Scientific Games Corp. Class A (a)	8,361	129,261
SeaWorld Entertainment, Inc. (a) (b)	7,437	110,142
Twin River Worldwide Holdings, Inc.	2,666	59,425
		3,505,499
Food Services — 0.1%
Healthcare Services Group, Inc.	10,718	262,162
Home Builders — 1.4%
Beazer Homes USA, Inc. (a)	4,131	41,599
Cavco Industries, Inc. (a)	1,241	239,327
Century Communities, Inc. (a)	4,149	127,208
Forestar Group, Inc. (a)	2,232	33,658
Green Brick Partners, Inc. (a)	3,445	40,823
Installed Building Products, Inc. (a)	3,263	224,429
KB Home	12,647	388,010
LCI Industries	3,534	406,339
LGI Homes, Inc. (a)	3,186	280,464
M.D.C. Holdings, Inc.	7,261	259,218
M/I Homes, Inc. (a)	3,945	135,866
Meritage Home Corp. (a)	5,333	405,948
Skyline Champion Corp. (a)	7,779	189,341
Taylor Morrison Home Corp. (a)	18,018	347,567
TRI Pointe Group, Inc. (a)	18,410	270,443
Winnebago Industries, Inc.	4,459	297,059
		3,687,299
Home Furnishing — 0.4%
Casper Sleep, Inc. (a)	1,233	11,060
Daktronics, Inc.	5,444	23,681
Ethan Allen Interiors, Inc.	3,428	40,553
Hamilton Beach Brands Holding Co. Class A	917	10,912
Hooker Furniture Corp.	1,706	33,182
iRobot Corp. (a)	3,956	331,909
Purple Innovation, Inc. (a)	2,092	37,656
Sleep Number Corp. (a)	3,873	161,272
Sonos, Inc. (a) (b)	11,332	165,787
Universal Electronics, Inc. (a)	1,904	89,145
VOXX International Corp. (a)	2,902	16,774
		921,931

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares — 0.0%
Lifetime Brands, Inc. (b)	1,682	$11,303
Tupperware Brands Corp.	7,178	34,095
		45,398
Leisure Time — 0.8%
Acushnet Holdings Corp.	4,897	170,367
Callaway Golf Co.	13,311	233,076
Camping World Holdings, Inc. Class A (b)	4,802	130,422
Clarus Corp.	3,418	39,580
Escalade, Inc.	1,497	20,898
Fox Factory Holding Corp. (a)	5,525	456,420
Johnson Outdoors, Inc. Class A	759	69,084
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,558	22,489
Lindblad Expeditions Holdings, Inc. (a)	3,770	29,104
Malibu Boats, Inc. Class A (a)	2,931	152,266
Marine Products Corp.	1,049	14,529
MasterCraft Boat Holdings, Inc. (a)	2,712	51,664
Nautilus, Inc. (a)	4,335	40,185
OneSpaWorld Holdings Ltd. (b)	6,623	31,592
OneWater Marine, Inc. Class A (a)	648	15,733
Vista Outdoor, Inc. (a)	8,320	120,224
YETI Holdings, Inc. (a)	10,633	454,348
		2,051,981
Lodging — 0.3%
BBX Capital Corp.	9,181	23,320
Bluegreen Vacations Corp.	755	4,092
Boyd Gaming Corp.	11,539	241,165
Century Casinos, Inc. (a)	3,932	16,318
Hilton Grand Vacations, Inc. (a)	12,112	236,790
The Marcus Corp.	3,039	40,327
The St. Joe Co. (a)	4,809	93,391
Target Hospitality Corp. (a) (b)	4,625	7,816
		663,219
Office Furnishings — 0.3%
CompX International, Inc.	230	3,179
Herman Miller, Inc.	8,433	199,103
HNI Corp.	6,070	185,560
Interface, Inc.	8,534	69,467
Kimball International, Inc. Class B	5,274	60,967
Knoll, Inc.	7,021	85,586
Steelcase, Inc. Class A	12,266	147,928
		751,790
Retail — 4.8%
Abercrombie & Fitch Co. Class A	8,700	92,568
America's Car-Mart, Inc. (a)	895	78,644
American Eagle Outfitters, Inc. (b)	21,565	235,058
Asbury Automotive Group, Inc. (a)	2,741	211,962
Aspen Aerogels, Inc. (a)	2,991	19,681
At Home Group, Inc. (a)	6,603	42,853
Beacon Roofing Supply, Inc. (a)	7,762	204,684
Bed Bath & Beyond, Inc. (b)	18,108	191,945
Big Lots, Inc.	5,620	236,040
Biglari Holdings, Inc. (a)	134	9,243
Biglari Holdings, Inc. Class A (a)	11	3,685
BJ's Restaurants, Inc.	2,713	56,810
BJ's Wholesale Club Holdings, Inc. (a)	19,642	732,057
Bloomin' Brands, Inc.	12,438	132,589
BMC Stock Holdings, Inc. (a)	9,617	241,771
Boot Barn Holdings, Inc. (a) (b)	4,178	90,078
Brinker International, Inc.	6,244	149,856
The Buckle, Inc. (b)	4,241	66,499
Caleres, Inc.	5,591	46,629
Cannae Holdings, Inc. (a)	12,129	498,502
Carrols Restaurant Group, Inc. (a) (b)	5,038	24,384
The Cato Corp. Class A	3,139	25,677
The Cheesecake Factory, Inc. (b)	5,983	137,130
Chico's FAS, Inc. (b)	17,392	24,001
The Children's Place, Inc. (b)	1,997	74,728
Chuy's Holdings, Inc. (a)	2,424	36,069
Citi Trends, Inc.	1,601	32,372
Conn's, Inc. (a) (b)	2,558	25,810
The Container Store Group, Inc. (a)	2,248	7,284
Cracker Barrel Old Country Store, Inc.	3,428	380,199
Dave & Buster's Entertainment, Inc. (b)	6,798	90,617
Del Taco Restaurants, Inc. (a)	4,362	25,867
Denny's Corp. (a)	7,941	80,204
Designer Brands, Inc.	9,023	61,086
Dillard's, Inc. Class A (b)	1,104	28,472
Dine Brands Global, Inc. (b)	2,265	95,356
Duluth Holdings, Inc. Class B (a) (b)	1,520	11,202
El Pollo Loco Holdings, Inc. (a)	2,621	38,686
Envela Corp. (a)	1,130	6,893
Express, Inc. (a) (b)	8,879	13,674
Fiesta Restaurant Group, Inc. (a)	2,633	16,799
FirstCash, Inc.	5,841	394,151
Foundation Building Materials, Inc. (a)	2,984	46,580
Freshpet, Inc. (a)	5,544	463,811
Gaia, Inc. (a)	1,718	14,397
GameStop Corp. Class A (a) (b)	8,370	36,326
Genesco, Inc. (a)	1,914	41,457
GMS, Inc. (a)	5,908	145,278
Group 1 Automotive, Inc.	2,473	163,144
GrowGeneration Corp. (a)	4,200	28,728
Guess?, Inc.	6,393	61,820
Haverty Furniture Cos., Inc.	2,526	40,416
Hibbett Sports, Inc. (a) (b)	2,295	48,057
Hudson Ltd. Class A (a)	5,625	27,394
Jack in the Box, Inc.	3,239	239,978
Kura Sushi USA, Inc.Class A (a) (b)	496	7,083
La-Z-Boy, Inc.	6,299	170,451
Lithia Motors, Inc. Class A	3,162	478,505
The Lovesac Co. (a) (b)	1,303	34,178
Lumber Liquidators Holdings, Inc. (a)	4,180	57,935
Macy's, Inc.	44,665	307,295
MarineMax, Inc. (a)	2,988	66,901
The Michaels Cos., Inc. (a) (b)	10,904	77,091
Movado Group, Inc.	2,315	25,095
National Vision Holdings, Inc. (a)	11,530	351,896
Noodles & Co. (a) (b)	4,571	27,655

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Office Depot, Inc.	74,498	$175,070
OptimizeRx Corp. (a)	2,108	27,467
Papa John's International, Inc.	4,627	367,430
PC Connection, Inc. (b)	1,616	74,918
PetIQ, Inc. (a) (b)	3,012	104,938
PetMed Express, Inc. (b)	2,860	101,930
PriceSmart, Inc.	3,255	196,374
Red Robin Gourmet Burgers, Inc. (a)	1,841	18,778
Regis Corp. (a) (b)	3,446	28,188
RH (a) (b)	2,397	596,613
Rite Aid Corp. (a) (b)	7,789	132,880
Rush Enterprises, Inc. Class A	3,821	158,419
Rush Enterprises, Inc. Class B	634	22,608
Ruth's Hospitality Group, Inc.	3,917	31,963
Sally Beauty Holdings, Inc. (a)	16,127	202,071
Shake Shack, Inc. Class A (a) (b)	5,003	265,059
Shoe Carnival, Inc.	1,250	36,588
Signet Jewelers Ltd. (b)	7,634	78,401
Sonic Automotive, Inc. Class A	3,493	111,462
Sportsman's Warehouse Holdings, Inc. (a)	6,260	89,205
Texas Roadhouse, Inc.	9,408	494,579
Tilly's, Inc. Class A	3,112	17,645
Urban Outfitters, Inc. (a)	9,845	149,841
Vera Bradley, Inc. (a)	2,852	12,663
Waitr Holdings, Inc. (a) (b)	11,115	29,232
Wingstop, Inc.	4,243	589,650
Winmark Corp.	413	70,722
World Fuel Services Corp.	8,950	230,552
Zumiez, Inc. (a)	3,062	83,838
		12,432,370
Storage & Warehousing — 0.1%
Mobile Mini, Inc.	6,292	185,614
Textiles — 0.1%
UniFirst Corp.	2,178	389,753
Toys, Games & Hobbies — 0.0%
Funko, Inc. (a) (b)	3,517	20,399
		33,171,074
Consumer, Non-cyclical — 25.5%
Agriculture — 0.5%
Alico, Inc.	733	22,841
The Andersons, Inc.	4,562	62,773
Cadiz, Inc. (a)	2,918	29,647
Darling Ingredients, Inc. (a)	23,058	567,688
Fresh Del Monte Produce, Inc. (b)	4,552	112,070
Greenlane Holdings, Inc. Class A (a) (b)	1,398	5,564
Limoneira Co. (b)	2,380	34,486
Phibro Animal Health Corp. Class A	2,986	78,442
Tejon Ranch Co. (a)	3,063	44,107
Turning Point Brands, Inc.	1,258	31,337
Universal Corp.	3,458	147,000
Vector Group Ltd.	19,321	194,369
		1,330,324
Beverages — 0.3%
Celsius Holdings, Inc. (a)	5,027	59,168
Coca-Cola Consolidated, Inc.	673	154,245
Craft Brew Alliance, Inc. (a)	1,646	25,332
Farmer Brothers Co. (a)	2,351	17,256
MGP Ingredients, Inc.	1,888	69,299
National Beverage Corp. (a) (b)	1,730	105,565
New Age Beverages Corp. (a)	12,887	19,717
Primo Water Corp.	22,388	307,835
		758,417
Biotechnology — 8.5%
Abeona Therapeutics, Inc. (a)	8,725	25,433
ADMA Biologics, Inc. (a) (b)	8,810	25,813
Aduro Biotech, Inc. (a)	9,298	21,478
Adverum Biotechnologies, Inc. (a)	10,428	217,737
Affimed NV (a)	10,741	49,570
Agenus, Inc. (a)	20,258	79,614
Akero Therapeutics, Inc. (a) (b)	1,637	40,794
Albireo Pharma, Inc. (a) (b)	1,946	51,550
Allakos, Inc. (a) (b)	3,485	250,432
Allogene Therapeutics, Inc. (a) (b)	6,946	297,428
AMAG Pharmaceuticals, Inc. (a)	4,104	31,396
Amicus Therapeutics, Inc. (a)	36,420	549,214
AnaptysBio, Inc. (a)	3,000	67,020
Anavex Life Sciences Corp. (a) (b)	7,487	36,836
ANI Pharmaceuticals, Inc. (a)	1,279	41,363
Apellis Pharmaceuticals, Inc. (a)	8,585	280,386
Applied Genetic Technologies Corp. (a)	3,416	18,925
Applied Therapeutics, Inc. (a) (b)	1,952	70,565
Aprea Therapeutics, Inc. (a)	1,052	40,797
Aptinyx, Inc. (a)	3,594	14,987
Aravive, Inc. (a)	1,779	20,708
Arcturus Therapeutics Holdings, Inc. (a)	1,908	89,180
Arcus Biosciences, Inc. (a)	4,819	119,222
Arcutis Biotherapeutics, Inc. (a)	1,387	41,943
Ardelyx, Inc. (a)	10,690	73,975
Arena Pharmaceuticals, Inc. (a)	8,065	507,692
Arrowhead Pharmaceuticals, Inc. (a)	14,392	621,590
Aspira Women's Health, Inc. (a)	6,900	26,496
Assembly Biosciences, Inc. (a)	4,491	104,730
Atara Biotherapeutics, Inc. (a)	8,153	118,789
Athersys, Inc. (a) (b)	25,379	70,046
Atreca, Inc. Class A (a) (b)	3,114	66,266
AVEO Pharmaceuticals, Inc. (a)	1,991	10,254
Avid Bioservices, Inc. (a)	7,743	50,833
Avrobio, Inc. (a)	4,521	78,891
Beam Therapeutics, Inc. (a)	1,802	50,456
BioCryst Pharmaceuticals, Inc. (a)	21,865	104,187
Biohaven Pharmaceutical Holding Co. Ltd. (a)	6,759	494,150
Black Diamond Therapeutics, Inc. (a)	1,799	75,846
Blueprint Medicines Corp. (a)	7,772	606,216
BrainStorm Cell Therapeutics, Inc. (a)	3,903	43,753
Bridgebio Pharma, Inc. (a) (b)	10,413	339,568
Cabaletta Bio, Inc. (a)	1,890	21,055
Calithera Biosciences, Inc. (a)	9,056	47,816
Cara Therapeutics, Inc. (a) (b)	5,778	98,804

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CASI Pharmaceuticals, Inc. (a)	7,878	$19,695
Catabasis Pharmaceuticals, Inc. (a)	2,640	16,975
CEL-SCI Corp. (a) (b)	4,811	71,780
Centogene NV (a)	598	13,682
Cerecor, Inc. (a)	4,223	10,980
Champions Oncology, Inc. (a)	1,056	10,095
ChemoCentryx, Inc. (a)	6,366	366,300
ChromaDex Corp. (a) (b)	5,817	26,700
Cohbar, Inc. (a)	3,580	5,549
Constellation Pharmaceuticals, Inc. (a)	3,842	115,452
ContraFect Corp. (a)	1,972	12,601
Cortexyme, Inc. (a)	2,302	106,583
Crinetics Pharmaceuticals, Inc. (a)	3,960	69,379
Cue Biopharma, Inc. (a)	4,058	99,462
Cymabay Therapeutics, Inc. (a)	10,136	35,375
CytomX Therapeutics, Inc. (a)	6,607	55,036
Deciphera Pharmaceuticals, Inc. (a)	5,353	319,681
Denali Therapeutics, Inc. (a)	8,987	217,306
Dermtech, Inc. (a)	1,185	15,678
Dicerna Pharmaceuticals, Inc. (a)	9,255	235,077
Dyadic International, Inc. (a)	2,822	24,439
Dynavax Technologies Corp. (a) (b)	12,702	112,667
Editas Medicine, Inc. (a)	7,899	233,652
Eiger BioPharmaceuticals, Inc. (a)	3,448	33,101
Emergent BioSolutions, Inc. (a)	6,392	505,479
Enochian Biosciences, Inc. (a) (b)	1,957	8,239
Enzo Biochem, Inc. (a)	6,263	14,029
Epizyme, Inc. (a)	12,733	204,492
Esperion Therapeutics, Inc. (a) (b)	3,693	189,488
Evelo Biosciences, Inc. (a)	1,953	9,570
Evolus, Inc. (a)	3,187	16,891
Exagen, Inc. (a)	699	8,675
Exicure, Inc. (a)	8,680	21,179
Fate Therapeutics, Inc. (a)	8,958	307,349
FibroGen, Inc. (a)	11,895	482,104
Five Prime Therapeutics, Inc. (a)	3,919	23,906
Frequency Therapeutics, Inc. (a) (b)	4,124	95,883
Galera Therapeutics, Inc. (a)	1,280	9,139
Genprex, Inc. (a)	4,176	13,113
Geron Corp. (a) (b)	25,577	55,758
GlycoMimetics, Inc. (a)	4,820	18,123
Gossamer Bio, Inc. (a) (b)	7,255	94,315
Halozyme Therapeutics, Inc. (a)	19,391	519,873
Harvard Bioscience, Inc. (a)	5,520	17,112
Homology Medicines, Inc. (a)	4,781	72,623
iBio, Inc. (a)	7,035	15,618
IGM Biosciences, Inc. (a)	1,039	75,847
Immunic, Inc. (a)	503	6,096
ImmunoGen, Inc. (a)	25,143	115,658
Immunovant, Inc. (a)	2,797	68,107
Innoviva, Inc. (a)	8,925	124,771
Inovio Pharmaceuticals, Inc. (a) (b)	20,614	555,547
Insmed, Inc. (a)	14,496	399,220
Intercept Pharmaceuticals, Inc. (a)	3,702	177,363
IVERIC bio, Inc. (a)	6,600	33,660
Kaleido Biosciences, Inc. (a)	1,453	10,796
Karuna Therapeutics, Inc. (a) (b)	2,217	247,107
Karyopharm Therapeutics, Inc. (a)	9,999	189,381
Keros Therapeutics, Inc. (a)	1,019	38,223
Kezar Life Sciences, Inc. (a)	3,781	19,586
Kindred Biosciences, Inc. (a)	5,254	23,590
Kiniksa Pharmaceuticals Ltd. Class A (a)	2,653	67,598
Kodiak Sciences, Inc. (a)	4,124	223,191
Krystal Biotech, Inc. (a)	1,679	69,544
Lexicon Pharmaceuticals, Inc. (a) (b)	5,873	11,717
Ligand Pharmaceuticals, Inc. (a) (b)	2,063	230,747
Liquidia Technologies, Inc. (a)	2,980	25,092
LogicBio Therapeutics, Inc. (a)	1,761	14,898
Lyra Therapeutics, Inc. (a)	601	6,815
MacroGenics, Inc. (a)	6,844	191,084
Magenta Therapeutics, Inc. (a)	2,479	18,617
Marker Therapeutics, Inc. (a) (b)	4,330	8,963
MEI Pharma, Inc. (a)	15,119	62,441
MeiraGTx Holdings PLC (a)	3,005	37,623
Menlo Therapeutics, Inc. (a) (b)	15,592	26,974
Mersana Therapeutics, Inc. (a)	6,532	152,849
Mirati Therapeutics, Inc. (a) (b)	5,267	601,333
Molecular Templates, Inc. (a)	3,548	48,927
Mustang Bio, Inc. (a) (b)	3,919	12,462
Myriad Genetics, Inc. (a)	10,135	114,931
NantKwest, Inc. (a)	4,208	51,674
NeoGenomics, Inc. (a)	14,824	459,247
NextCure, Inc. (a)	2,411	51,692
NGM Biopharmaceuticals, Inc. (a)	3,461	68,320
Novavax, Inc. (a)	8,351	696,056
Omeros Corp. (a) (b)	7,454	109,723
Oncocyte Corp. (a)	6,332	12,094
Organogenesis Holdings, Inc. (a)	2,963	11,378
Orgenesis, Inc. (a)	2,645	16,082
Osmotica Pharmaceuticals PLC (a)	1,749	11,771
Ovid Therapeutics, Inc. (a)	6,265	46,173
Oyster Point Pharma, Inc. (a)	735	21,227
Pacific Biosciences of California, Inc. (a)	21,291	73,454
PDL BioPharma, Inc. (a)	16,632	48,399
Pfenex, Inc. (a)	5,045	42,126
Phathom Pharmaceuticals, Inc. (a)	1,572	51,734
Pieris Pharmaceuticals, Inc. (a)	7,261	22,509
Precigen, Inc. (a)	9,087	45,344
Prevail Therapeutics, Inc. (a) (b)	2,090	31,141
Protara Therapeutics, Inc. (a)	295	8,649
Prothena Corp. PLC (a)	4,502	47,091
Provention Bio, Inc. (a)	6,202	87,510
PTC Therapeutics, Inc. (a)	8,819	447,476
Puma Biotechnology, Inc. (a)	4,470	46,622
Radius Health, Inc. (a)	6,653	90,680
RAPT Therapeutics, Inc. (a)	1,606	46,606
REGENXBIO, Inc. (a)	4,844	178,404
Replimune Group, Inc. (a)	2,519	62,597
Retrophin, Inc. (a)	5,862	119,643
REVOLUTION Medicines, Inc. (a)	2,145	67,718
Rigel Pharmaceuticals, Inc. (a)	23,238	42,526
Rocket Pharmaceuticals, Inc. (a)	4,985	104,336
Rubius Therapeutics, Inc. (a) (b)	5,245	31,365
Sangamo Therapeutics, Inc. (a)	16,395	146,899
Satsuma Pharmaceuticals, Inc. (a)	1,345	38,682
Savara, Inc. (a) (b)	6,793	16,915

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Scholar Rock Holding Corp. (a)	3,324	$60,530
Selecta Biosciences, Inc. (a)	9,924	28,184
Solid Biosciences, Inc. (a)	3,617	10,598
Sorrento Therapeutics, Inc. (a) (b)	24,948	156,673
SpringWorks Therapeutics, Inc. (a)	3,021	126,882
Stoke Therapeutics, Inc. (a) (b)	1,661	39,582
Strongbridge Biopharma PLC (a)	5,119	19,350
Sutro Biopharma, Inc. (a)	2,455	19,051
Syndax Pharmaceuticals, Inc. (a)	3,942	58,420
TCR2 Therapeutics, Inc. (a)	2,191	33,654
Tela Bio, Inc. (a)	795	10,303
Theravance Biopharma, Inc. (a) (b)	6,529	137,044
Translate Bio, Inc. (a) (b)	7,210	129,203
TransMedics Group, Inc. (a)	2,894	51,860
Turning Point Therapeutics, Inc. (a)	3,983	257,262
Twist Bioscience Corp. (a)	4,260	192,978
Tyme Technologies, Inc. (a)	9,595	12,761
Ultragenyx Pharmaceutical, Inc. (a)	8,124	635,459
UNITY Biotechnology, Inc. (a) (b)	4,462	38,730
Vaxart, Inc. (a)	6,515	57,658
VBI Vaccines, Inc. (a)	25,130	77,903
Veracyte, Inc. (a)	7,103	183,968
Verastem, Inc. (a)	23,937	41,172
Vericel Corp. (a) (b)	6,584	90,991
Veru, Inc. (a)	7,255	24,232
Viela Bio, Inc. (a)	2,850	123,462
Viking Therapeutics, Inc. (a) (b)	9,596	69,187
Vir Biotechnology, Inc. (a)	6,631	271,672
VolitionRX Ltd. (a)	3,440	13,382
WaVe Life Sciences Ltd. (a) (b)	3,005	31,282
X4 Pharmaceuticals, Inc. (a) (b)	2,353	21,930
XBiotech, Inc. (a)	2,088	28,626
Xencor, Inc. (a)	7,914	256,334
XOMA Corp. (a)	890	17,586
Y-mAbs Therapeutics, Inc. (a)	4,271	184,507
Zentalis Pharmaceuticals, Inc. (a)	1,513	72,654
ZIOPHARM Oncology, Inc. (a) (b)	31,197	102,326
		22,176,024
Commercial Services — 4.2%
Aaron's, Inc.	9,658	438,473
ABM Industries, Inc.	9,610	348,843
Acacia Research Corp. (a)	7,011	28,675
Adtalem Global Education, Inc. (a)	7,387	230,105
Alta Equipment Group, Inc. (a)	2,493	19,371
American Public Education, Inc. (a)	2,111	62,486
AMN Healthcare Services, Inc. (a)	6,678	302,113
Arlo Technologies, Inc. (a)	11,347	29,275
ASGN, Inc. (a)	7,299	486,697
Aspen Group, Inc. /CO (a)	2,715	24,571
Avis Budget Group, Inc. (a)	7,528	172,316
Barrett Business Services, Inc.	1,092	58,018
BG Staffing, Inc.	1,405	15,905
BrightView Holdings, Inc. (a)	4,567	51,150
The Brink's Co.	7,197	327,536
CAI International, Inc. (a)	2,402	40,017
Cardtronics PLC Class A (a)	5,267	126,303
Carriage Services, Inc.	2,411	43,687
Cass Information Systems, Inc.	2,083	81,300
CBIZ, Inc. (a)	7,272	174,310
Cimpress PLC (a)	2,547	194,438
Collectors Universe, Inc.	1,332	45,661
Corvel Corp. (a)	1,298	92,015
CRA International, Inc.	1,103	43,569
Cross Country Healthcare, Inc. (a)	5,240	32,278
Deluxe Corp.	5,898	138,839
Emerald Holding, Inc.	3,563	10,974
Ennis, Inc.	3,748	67,989
EVERTEC, Inc.	8,548	240,199
Evo Payments, Inc. Class A (a)	5,799	132,391
Forrester Research, Inc. (a)	1,501	48,092
Franchise Group, Inc.	2,805	61,373
Franklin Covey Co. (a)	1,833	39,226
Genasys, Inc. (a)	4,812	23,386
GP Strategies Corp. (a)	1,811	15,538
Green Dot Corp. Class A (a)	7,302	358,382
GreenSky, Inc. Class A (a)	9,094	44,561
The Hackett Group, Inc.	3,660	49,556
HealthEquity, Inc. (a)	10,015	587,580
Heidrick & Struggles International, Inc.	2,807	60,687
Herc Holdings, Inc. (a)	3,560	109,399
Hertz Global Holdings, Inc. (a) (b)	12,750	17,978
HMS Holdings Corp. (a)	12,614	408,568
Huron Consulting Group, Inc. (a)	3,217	142,352
ICF International, Inc.	2,598	168,428
Information Services Group, Inc. (a)	5,062	10,478
Insperity, Inc.	5,202	336,726
K12, Inc. (a)	5,699	155,241
Kelly Services, Inc. Class A	4,922	77,841
Kforce, Inc.	2,754	80,555
Korn Ferry	7,809	239,971
Laureate Education, Inc. Class A (a)	15,323	152,694
Liveramp Holdings, Inc. (a)	9,394	398,963
Medifast, Inc. (b)	1,619	224,669
MoneyGram International, Inc. (a)	9,076	29,134
Monro, Inc.	4,710	258,767
National Research Corp. Class A	1,974	114,907
Nesco Holdings, Inc. (a)	1,942	7,807
Perdoceo Education Corp. (a)	9,771	155,652
PFSweb, Inc. (a)	2,046	13,667
Priority Technology Holdings, Inc. (a)	994	2,574
Progyny, Inc. (a)	3,856	99,523
Quad/Graphics, Inc.	4,871	15,831
R1 RCM, Inc. (a)	15,104	168,410
Rent-A-Center, Inc.	6,921	192,542
Repay Holdings Corp. (a)	5,197	128,002
Resources Connection, Inc.	4,464	53,434
ServiceSource International, Inc. (a)	12,713	20,087
ShotSpotter, Inc. (a) (b)	1,151	29,005
SP Plus Corp. (a)	3,368	69,751
Strategic Education, Inc.	3,145	483,229
Team, Inc. (a)	4,235	23,589
Textainer Group Holdings Ltd. (a)	7,816	63,935
TriNet Group, Inc. (a)	5,910	360,155
TrueBlue, Inc. (a)	5,031	76,823
Universal Technical Institute, Inc. (a)	4,222	29,343

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vectrus, Inc. (a)	1,676	$82,342
Viad Corp.	2,954	56,185
Vivint Smart Home, Inc. (a)	9,985	173,040
Willdan Group, Inc. (a)	1,509	37,740
WW International, Inc. (a)	6,738	171,010
		10,788,232
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co. (a)	7,794	242,861
elf Beauty, Inc. (a)	3,856	73,534
Inter Parfums, Inc.	2,518	121,242
Revlon, Inc. Class A (a) (b)	980	9,702
		447,339
Foods — 1.4%
B&G Foods, Inc. (b)	9,146	222,980
BellRing Brands, Inc. Class A (a)	5,824	116,131
Bridgford Foods Corp. (a)	245	4,057
Cal-Maine Foods, Inc. (a)	4,534	201,672
Calavo Growers, Inc.	2,352	147,964
The Chefs' Warehouse, Inc. (a)	3,628	49,268
HF Foods Group, Inc. (a) (b)	5,203	47,087
Hostess Brands, Inc. (a)	17,354	212,066
Ingles Markets, Inc. Class A	2,090	90,016
J&J Snack Foods Corp.	2,147	272,948
John B Sanfilippo & Son, Inc.	1,250	106,663
Lancaster Colony Corp.	2,734	423,743
Landec Corp. (a)	3,791	30,176
Nathan's Famous, Inc.	415	23,340
Natural Grocers by Vitamin Cottage, Inc.	1,295	19,270
Performance Food Group Co. (a)	18,780	547,249
Sanderson Farms, Inc.	2,891	335,038
Seneca Foods Corp. Class A (a)	924	31,240
The Simply Good Foods Co. (a)	12,190	226,490
SpartanNash Co.	5,196	110,415
Tootsie Roll Industries, Inc.	2,375	81,391
United Natural Foods, Inc. (a)	7,629	138,924
Village Super Market, Inc. Class A	1,230	34,096
Weis Markets, Inc.	1,336	66,960
		3,539,184
Health Care – Products — 3.9%
Accelerate Diagnostics, Inc. (a) (b)	4,464	67,674
Accuray, Inc. (a)	13,158	26,711
Alpha Pro Tech Ltd. (a)	1,790	31,683
Alphatec Holdings, Inc. (a)	6,515	30,621
AngioDynamics, Inc. (a)	5,367	54,582
Apyx Medical Corp. (a)	4,896	27,173
AtriCure, Inc. (a)	5,554	249,652
Atrion Corp.	200	127,402
Avanos Medical, Inc. (a)	6,801	199,881
AxoGen, Inc. (a)	5,325	49,203
Axonics Modulation Technologies, Inc. (a) (b)	4,339	152,342
Bellerophon Therapeutics, Inc. (a)	503	6,313
BioLife Solutions, Inc. (a) (b)	1,028	16,808
BioSig Technologies, Inc. (a)	3,102	22,334
BioTelemetry, Inc. (a) (b)	4,758	215,014
Cantel Medical Corp.	5,426	239,992
Cardiovascular Systems, Inc. (a)	4,904	154,721
CareDx, Inc. (a)	6,109	216,442
Castle Biosciences, Inc. (a)	1,500	56,535
Cerus Corp. (a)	23,029	151,991
Chembio Diagnostics, Inc. (a)	2,852	9,269
Co-Diagnostics, Inc. (a) (b)	3,796	73,453
CONMED Corp.	3,888	279,897
CryoLife, Inc. (a)	5,388	103,288
Cutera, Inc. (a)	2,453	29,853
CytoSorbents Corp. (a) (b)	5,046	49,955
Electromed, Inc. (a)	1,018	15,667
FONAR Corp. (a)	922	19,703
GenMark Diagnostics, Inc. (a)	9,637	141,760
Glaukos Corp. (a) (b)	6,030	231,673
Hanger, Inc. (a)	5,417	89,706
InfuSystem Holdings, Inc. (a)	2,116	24,419
Inogen, Inc. (a)	2,696	95,762
Inspire Medical Systems, Inc. (a)	3,747	326,064
Integer Holdings Corp. (a)	4,676	341,582
Intersect ENT, Inc. (a)	4,759	64,437
Invacare Corp.	4,942	31,481
iRadimed Corp. (a) (b)	847	19,659
iRhythm Technologies, Inc. (a)	3,871	448,610
Lantheus Holdings, Inc. (a) (b)	9,381	134,148
LeMaitre Vascular, Inc.	2,306	60,878
LivaNova PLC (a)	6,991	336,477
Luminex Corp.	6,060	197,132
Meridian Bioscience, Inc. (a)	6,049	140,881
Merit Medical Systems, Inc. (a)	7,753	353,924
Milestone Scientific, Inc. (a)	5,126	9,996
Misonix, Inc. (a)	2,116	28,714
NanoString Technologies, Inc. (a) (b)	5,382	157,962
Natera, Inc. (a)	9,985	497,852
Natus Medical, Inc. (a)	4,923	107,420
Nemaura Medical, Inc. (a)	983	9,093
Nevro Corp. (a)	4,809	574,531
NuVasive, Inc. (a)	7,344	408,767
Nymox Pharmaceutical Corp. (a)	5,768	20,476
OraSure Technologies, Inc. (a)	9,122	106,089
Orthofix Medical, Inc. (a)	2,597	83,104
OrthoPediatrics Corp. (a) (b)	1,749	76,536
Patterson Cos., Inc.	12,160	267,520
PAVmed, Inc. (a)	5,247	11,071
Precision BioSciences, Inc. (a)	6,683	55,669
Pulse Biosciences, Inc. (a)	2,003	20,951
Quanterix Corp. (a) (b)	2,773	75,953
Quotient Ltd. (a)	8,855	65,527
Repro-Med Systems, Inc. (a)	3,566	32,023
Retractable Technologies, Inc. (a)	1,941	13,626
RTI Surgical Holdings, Inc. (a)	8,059	25,628
SeaSpine Holdings Corp. (a)	3,520	36,854
Shockwave Medical, Inc. (a) (b)	3,791	179,580
Sientra, Inc. (a)	6,792	26,285
Silk Road Medical, Inc. (a)	4,520	189,343
Soleno Therapeutics, Inc. (a)	4,892	10,860
Soliton, Inc. (a)	779	6,061

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
STAAR Surgical Co. (a)	6,460	$397,548
Stereotaxis, Inc. (a)	5,819	25,953
Surmodics, Inc. (a)	1,937	83,756
Tactile Systems Technology, Inc. (a)	2,687	111,322
Utah Medical Products, Inc.	503	44,576
Varex Imaging Corp. (a)	5,499	83,310
Venus Concept, Inc. (a)	2,696	9,409
ViewRay, Inc. (a) (b)	16,309	36,532
Wright Medical Group NV (a) (b)	18,445	548,185
Zynex, Inc. (a) (b)	2,425	60,310
		10,215,144
Health Care – Services — 1.7%
Addus HomeCare Corp. (a)	1,964	181,788
American Renal Associates Holdings, Inc. (a)	2,004	13,066
Apollo Medical Holdings, Inc. (a) (b)	1,475	24,338
Avalon GloboCare Corp. (a)	1,488	2,827
Brookdale Senior Living, Inc. (a)	26,877	79,287
Cellular Biomedicine Group, Inc. (a)	1,802	26,976
Community Health Systems, Inc. (a)	12,219	36,779
The Ensign Group, Inc.	7,300	305,505
Five Star Senior Living, Inc. (a)	2,764	10,780
Fulgent Genetics, Inc. (a)	1,414	22,624
Invitae Corp. (a) (b)	16,529	500,664
The Joint Corp. (a)	1,941	29,639
LHC Group, Inc. (a)	4,353	758,815
Magellan Health, Inc. (a)	3,334	243,315
MEDNAX, Inc. (a)	11,752	200,959
Medpace Holdings, Inc. (a)	3,913	363,987
National HealthCare Corp.	1,836	116,476
OPKO Health, Inc. (a) (b)	56,766	193,572
The Pennant Group, Inc. (a)	3,795	85,767
Personalis, Inc. (a)	2,861	37,107
The Providence Service Corp. (a)	1,717	135,489
RadNet, Inc. (a)	6,260	99,346
Select Medical Holdings Corp. (a)	15,414	227,048
SI-BONE, Inc. (a)	3,713	59,185
Surgery Partners, Inc. (a)	3,297	38,146
Tenet Healthcare Corp. (a)	14,921	270,219
Tivity Health, Inc. (a)	6,342	71,855
Triple-S Management Corp. Class B (a)	3,370	64,097
U.S. Physical Therapy, Inc.	1,803	146,079
Vapotherm, Inc. (a)	2,728	111,821
Viemed Healthcare, Inc. (a)	5,030	48,288
		4,505,844
Household Products & Wares — 0.6%
Acco Brands Corp.	13,512	95,935
Central Garden & Pet Co. (a)	1,406	50,602
Central Garden & Pet Co. Class A (a)	5,635	190,407
Helen of Troy Ltd. (a)	3,633	685,039
Quanex Building Products Corp.	4,806	66,707
WD-40 Co.	1,960	388,668
		1,477,358
Pharmaceuticals — 4.2%
89bio, Inc. (a)	416	8,291
AcelRx Pharmaceuticals, Inc. (a) (b)	11,146	13,487
AdaptHealth Corp. (a)	1,147	18,467
Aeglea BioTherapeutics, Inc. (a)	6,145	56,841
Aerie Pharmaceuticals, Inc. (a)	5,167	76,265
Agile Therapeutics, Inc. (a)	9,939	27,630
Aimmune Therapeutics, Inc. (a) (b)	6,586	110,052
Akcea Therapeutics, Inc. (a) (b)	2,196	30,085
Akebia Therapeutics, Inc. (a)	18,576	252,262
Alector, Inc. (a)	6,606	161,451
Amneal Pharmaceuticals, Inc. (a) (b)	14,516	69,096
Amphastar Pharmaceuticals, Inc. (a)	5,192	116,612
Anika Therapeutics, Inc. (a)	2,044	77,120
Antares Pharma, Inc. (a)	24,050	66,138
Aquestive Therapeutics, Inc. (a)	2,908	14,133
Arvinas, Inc. (a)	4,159	139,493
Athenex, Inc. (a) (b)	10,469	144,053
Avenue Therapeutics, Inc. (a)	975	10,501
Axcella Health, Inc. (a)	1,400	7,742
Axsome Therapeutics, Inc. (a) (b)	3,966	326,322
Aytu BioScience, Inc. (a)	3,351	4,758
Beyond Air, Inc. (a)	1,913	13,869
Beyondspring, Inc. (a)	1,982	29,889
BioDelivery Sciences International, Inc. (a)	13,001	56,684
BioSpecifics Technologies Corp. (a)	863	52,885
Bioxcel Therapeutics, Inc. (a)	1,549	82,112
Calyxt, Inc. (a)	1,512	7,454
Cassava Sciences, Inc. (a)	3,392	10,447
Catalyst Biosciences, Inc. (a)	2,551	14,974
Catalyst Pharmaceuticals, Inc. (a) (b)	13,540	62,555
Checkpoint Therapeutics, Inc. (a)	5,979	11,838
Chiasma, Inc. (a) (b)	5,362	28,848
Chimerix, Inc. (a)	6,814	21,123
Cidara Therapeutics, Inc. (a)	4,889	18,040
Clovis Oncology, Inc. (a) (b)	10,581	71,422
Coherus Biosciences, Inc. (a) (b)	8,252	147,381
Collegium Pharmaceutical, Inc. (a) (b)	5,024	87,920
Concert Pharmaceuticals, Inc. (a)	3,865	38,457
Corbus Pharmaceuticals Holdings, Inc. (a)	9,696	81,349
Corcept Therapeutics, Inc. (a)	13,690	230,266
CorMedix, Inc. (a) (b)	3,777	23,795
Cyclerion Therapeutics, Inc. (a)	3,350	19,799
Cytokinetics, Inc. (a) (b)	7,976	187,994
Durect Corp. (a)	28,944	67,150
Eagle Pharmaceuticals, Inc. (a)	1,596	76,576
Eidos Therapeutics, Inc. (a)	1,597	76,129
Eloxx Pharmaceuticals, Inc. (a)	3,899	11,814
Enanta Pharmaceuticals, Inc. (a)	2,703	135,718
Endo International PLC (a)	33,150	113,704
Eton Pharmaceuticals, Inc. (a)	2,158	11,761
Evofem Biosciences, Inc. (a)	6,865	19,428
Fennec Pharmaceuticals, Inc. (a)	3,161	26,394
Flexion Therapeutics, Inc. (a) (b)	5,012	65,908
Fortress Biotech, Inc. (a)	8,497	22,772
Fulcrum Therapeutics, Inc. (a) (b)	1,792	32,776
G1 Therapeutics, Inc. (a) (b)	4,845	117,540
Galectin Therapeutics, Inc. (a)	5,692	17,418

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gritstone Oncology, Inc. (a)	4,349	$28,877
Harpoon Therapeutics, Inc. (a) (b)	1,547	25,680
Harrow Health, Inc. (a)	3,275	17,063
Heron Therapeutics, Inc. (a)	12,478	183,551
Heska Corp. (a) (b)	1,019	94,940
Hookipa Pharma, Inc. (a) (b)	1,819	21,137
Ideaya Biosciences, Inc. (a)	1,760	25,010
IMARA, Inc. (a)	724	20,004
Intellia Therapeutics, Inc. (a) (b)	6,223	130,807
Intra-Cellular Therapies, Inc. (a)	7,850	201,509
Ironwood Pharmaceuticals, Inc. (a)	22,778	235,069
Jounce Therapeutics, Inc. (a)	2,525	17,423
Kadmon Holdings, Inc. (a)	22,846	116,972
Kala Pharmaceuticals, Inc. (a) (b)	5,793	60,884
KalVista Pharmaceuticals, Inc. (a)	1,996	24,152
Kura Oncology, Inc. (a)	7,524	122,641
La Jolla Pharmaceutical Co. (a) (b)	2,637	11,234
Lannett Co., Inc. (a)	4,603	33,418
Lifevantage Corp. (a)	1,971	26,648
Madrigal Pharmaceuticals, Inc. (a)	1,246	141,109
Mallinckrodt PLC (a) (b)	12,402	33,237
MannKind Corp. (a) (b)	31,147	54,507
Marinus Pharmaceuticals, Inc. (a)	12,401	31,499
MediciNova, Inc. (a) (b)	5,635	30,542
Minerva Neurosciences, Inc. (a) (b)	4,765	17,202
Mirum Pharmaceuticals, Inc. (a)	738	14,361
Momenta Pharmaceuticals, Inc. (a)	16,888	561,864
Morphic Holding, Inc. (a) (b)	2,004	54,208
MyoKardia, Inc. (a)	7,122	688,128
Nature's Sunshine Products, Inc. (a)	1,236	11,136
Neogen Corp. (a)	7,570	587,432
Neoleukin Therapeutics, Inc. (a)	4,151	68,907
Neubase Therapeutics, Inc. (a)	2,526	22,178
NeuroBo Pharmaceuticals, Inc. (a)	627	5,047
Ocular Therapeutix, Inc. (a) (b)	7,502	62,492
Odonate Therapeutics, Inc. (a) (b)	1,914	81,039
Optinose, Inc. (a) (b)	4,046	30,102
Option Care Health, Inc. (a) (b)	4,969	68,970
ORIC Pharmaceuticals, Inc. (a)	1,274	42,972
Owens & Minor, Inc.	9,109	69,411
Pacira BioSciences, Inc. (a)	5,876	308,314
Paratek Pharmaceuticals, Inc. (a)	5,968	31,153
Passage Bio, Inc. (a)	1,882	51,435
PhaseBio Pharmaceuticals, Inc. (a) (b)	2,190	10,074
Portola Pharmaceuticals, Inc. (a)	11,201	201,506
Prestige Consumer Healthcare, Inc. (a)	7,153	268,667
Principia Biopharma, Inc. (a)	4,204	251,357
Protagonist Therapeutics, Inc. (a)	3,304	58,349
Recro Pharma, Inc. (a)	2,781	12,654
Relmada Therapeutics, Inc. (a)	2,058	92,095
Revance Therapeutics, Inc. (a)	8,104	197,900
Rhythm Pharmaceuticals, Inc. (a)	4,736	105,613
Rockwell Medical, Inc. (a) (b)	10,017	19,533
scPharmaceuticals, Inc. (a)	786	5,785
Seres Therapeutics, Inc. (a) (b)	5,798	27,598
SIGA Technologies, Inc. (a) (b)	7,800	46,098
Spectrum Pharmaceuticals, Inc. (a)	16,869	57,017
Spero Therapeutics, Inc. (a)	2,107	28,508
Supernus Pharmaceuticals, Inc. (a)	6,947	164,991
Syros Pharmaceuticals, Inc. (a) (b)	6,076	64,770
TG Therapeutics, Inc. (a)	13,795	268,727
TherapeuticsMD, Inc. (a) (b)	34,574	43,218
Tricida, Inc. (a)	4,138	113,712
UroGen Pharma Ltd. (a) (b)	2,836	74,076
USANA Health Sciences, Inc. (a)	1,692	124,244
Vanda Pharmaceuticals, Inc. (a)	7,596	86,898
Verrica Pharmaceuticals, Inc. (a) (b)	1,819	20,027
Voyager Therapeutics, Inc. (a)	3,782	47,729
vTv Therapeutics, Inc. Class A (a)	1,420	3,195
Xeris Pharmaceuticals, Inc. (a)	5,464	14,534
Zogenix, Inc. (a)	7,917	213,838
		10,911,965
		66,149,831
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Professional Holding Corp. Class A (a)	679	9,425
Energy — 2.6%
Coal — 0.1%
Advanced Emissions Solutions, Inc. (b)	2,335	11,325
Arch Resources, Inc. (b)	2,210	62,786
CONSOL Energy, Inc. (a) (b)	3,655	18,531
NACCO Industries, Inc. Class A	525	12,232
Peabody Energy Corp.	9,080	26,150
SunCoke Energy, Inc.	12,154	35,976
Warrior Met Coal, Inc.	7,525	115,810
		282,810
Energy – Alternate Sources — 0.6%
Clean Energy Fuels Corp. (a)	19,046	42,282
FuelCell Energy, Inc. (a)	31,153	70,406
FutureFuel Corp.	3,785	45,231
Green Plains, Inc.	5,001	51,085
Plug Power, Inc. (a) (b)	46,383	380,804
Renewable Energy Group, Inc. (a)	5,454	135,150
REX American Resources Corp. (a)	824	57,161
Sunnova Energy International, Inc. (a) (b)	4,737	80,861
SunPower Corp. (a) (b)	11,197	85,769
Sunrun, Inc. (a)	16,650	328,338
TerraForm Power, Inc. Class A	12,543	231,293
TPI Composites, Inc. (a) (b)	4,438	103,716
Vivint Solar, Inc. (a) (b)	7,197	71,250
		1,683,346
Oil & Gas — 1.3%
Adams Resources & Energy, Inc.	321	8,593
Antero Resources Corp. (a)	35,524	90,231
Berry Corp. (b)	9,907	47,851
Bonanza Creek Energy, Inc. (a)	2,752	40,785
Brigham Minerals, Inc. Class A	4,133	51,043
California Resources Corp. (a) (b)	6,855	8,363

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chesapeake Energy Corp. (a)	1,437	$7,041
CNX Resources Corp. (a)	26,531	229,493
Comstock Resources, Inc. (a)	2,925	12,812
Contango Oil & Gas Co. (a)	13,116	30,036
CVR Energy, Inc.	4,333	87,137
Delek US Holdings, Inc.	8,897	154,897
Earthstone Energy, Inc. Class A (a) (b)	3,402	9,662
Evolution Petroleum Corp.	3,884	10,875
Falcon Minerals Corp.	5,472	17,510
Goodrich Petroleum Corp. (a)	1,281	9,223
Gulfport Energy Corp. (a) (b)	23,645	25,773
Kosmos Energy Ltd.	58,994	97,930
Magnolia Oil & Gas Corp. Class A (a)	18,336	111,116
Matador Resources Co. (a)	15,693	133,390
Montage Resources Corp. (a)	2,996	11,834
Murphy USA, Inc. (a)	3,960	445,856
Nabors Industries Ltd. (b)	1,029	38,094
Ovintiv, Inc.	37,469	357,829
Par Pacific Holdings, Inc. (a)	5,509	49,526
Patterson-UTI Energy, Inc.	26,804	93,010
PBF Energy, Inc. Class A	13,666	139,940
PDC Energy, Inc. (a)	14,134	175,827
Penn Virginia Corp. (a) (b)	1,947	18,555
PrimeEnergy Corp. (a)	71	5,047
ProPetro Holding Corp. (a)	11,729	60,287
Range Resources Corp.	30,530	171,884
SM Energy Co.	16,485	61,819
Southwestern Energy Co. (a) (b)	77,645	198,771
Talos Energy, Inc. (a) (b)	1,613	14,840
Tellurian, Inc. (a) (b)	21,343	24,544
Transocean Ltd. (a)	83,210	152,274
Trecora Resources (a)	3,535	22,164
W&T Offshore, Inc. (a) (b)	13,789	31,439
Whiting Petroleum Corp. (a)	12,905	14,583
		3,271,884
Oil & Gas Services — 0.6%
Archrock, Inc.	18,989	123,239
ChampionX Corp. (a)	26,553	259,157
DMC Global, Inc.	2,129	58,760
Dril-Quip, Inc. (a)	4,982	148,414
Exterran Corp. (a)	3,814	20,557
Frank's International NV (a)	22,675	50,565
Helix Energy Solutions Group, Inc. (a)	20,879	72,450
Liberty Oilfield Services, Inc. Class A	8,627	47,276
Matrix Service Co. (a)	3,748	36,431
MRC Global, Inc. (a)	10,965	64,803
National Energy Services Reunited Corp. (a) (b)	3,023	20,798
Newpark Resources, Inc. (a)	12,620	28,143
NexTier Oilfield Solutions, Inc. (a)	23,682	58,021
NOW, Inc. (a)	15,451	133,342
Oceaneering International, Inc. (a)	14,526	92,821
Oil States International, Inc. (a)	8,157	38,746
RPC, Inc. (b)	8,248	25,404
Select Energy Services, Inc. Class A (a)	7,925	38,833
Solaris Oilfield Infrastructure, Inc. Class A	4,214	31,268
Thermon Group Holdings, Inc. (a)	4,583	66,774
US Silica Holdings, Inc. (b)	10,791	38,956
		1,454,758
Pipelines — 0.0%
NextDecade Corp. (a) (b)	3,077	6,646
		6,699,444
Financial — 22.6%
Banks — 8.2%
The The Bank of Princeton	795	15,964
1st Constitution Bancorp	1,334	16,542
1st Source Corp.	2,398	85,321
ACNB Corp.	1,237	32,385
Alerus Financial Corp.	2,186	43,195
Allegiance Bancshares, Inc.	2,610	66,268
Amalgamated Bank Class A	1,966	24,850
American National Bankshares, Inc.	1,558	39,012
Ameris Bancorp	9,424	222,312
Ames National Corp.	1,257	24,813
Arrow Financial Corp.	1,881	55,922
Atlantic Capital Bancshares, Inc. (a)	3,036	36,918
Atlantic Union Bankshares Corp.	11,109	257,284
Auburn National Bancorp, Inc.	342	19,525
BancFirst Corp.	2,628	106,618
The Bancorp, Inc. (a)	7,544	73,931
BancorpSouth Bank	14,180	322,453
Bank First Corp. (b)	919	58,908
Bank of Commerce Holdings	2,456	18,616
Bank of Marin Bancorp	1,819	60,627
The Bank of NT Butterfield & Son Ltd.	7,393	180,315
Bank7 Corp.	415	4,505
BankUnited, Inc.	13,126	265,801
Bankwell Financial Group, Inc.	943	14,994
Banner Corp.	4,916	186,808
Bar Harbor Bankshares (b)	2,250	50,377
Baycom Corp. (a)	1,708	22,050
BCB Bancorp, Inc.	2,107	19,553
Bogota Financial Corp. (a)	846	7,394
Bridge Bancorp, Inc.	2,280	52,075
Bridgewater Bancshares, Inc. (a)	3,263	33,446
Bryn Mawr Bank Corp.	2,882	79,716
Business First Bancshares, Inc. (b)	1,770	27,169
Byline Bancorp, Inc.	3,552	46,531
C&F Financial Corp.	478	15,894
Cadence BanCorp	17,893	158,532
California Bancorp, Inc. (a)	1,107	16,494
Cambridge Bancorp	931	55,152
Camden National Corp.	2,159	74,572
Capital Bancorp, Inc. /MD (a)	1,135	12,145
Capital City Bank Group, Inc.	1,961	41,083
Capstar Financial Holdings, Inc.	2,336	28,032
Carter Bank & Trust	3,215	25,945
Cathay General Bancorp	10,835	284,960
CB Financial Services, Inc.	722	15,754
CBTX, Inc.	2,609	54,789
Central Pacific Financial Corp.	3,775	60,513

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Central Valley Community Bancorp	1,580	$24,316
Century Bancorp, Inc. Class A	402	31,243
Chemung Financial Corp.	514	14,032
ChoiceOne Financial Services, Inc.	998	29,501
CIT Group, Inc.	14,137	293,060
Citizens & Northern Corp.	1,953	40,329
Citizens Holding Co.	685	17,125
City Holding Co.	2,252	146,763
Civista Bancshares, Inc.	2,310	35,574
CNB Financial Corp.	2,165	38,818
Coastal Financial Corp. (a)	1,330	19,312
Codorus Valley Bancorp, Inc.	1,336	18,477
Colony Bankcorp, Inc.	1,052	12,382
Columbia Banking System, Inc.	10,280	291,387
Community Bank System, Inc.	7,385	421,093
The Community Financial Corp.	761	18,568
Community Trust Bancorp, Inc.	2,269	74,332
ConnectOne Bancorp, Inc.	5,424	87,435
County Bancorp, Inc.	732	15,321
CrossFirst Bankshares, Inc. (a) (b)	7,015	68,607
Customers Bancorp, Inc. (a)	4,198	50,460
CVB Financial Corp.	18,546	347,552
Delmar Bancorp	1,444	9,487
Eagle Bancorp, Inc.	4,535	148,521
Enterprise Bancorp, Inc.	1,314	31,299
Enterprise Financial Services Corp.	3,363	104,657
Equity Bancshares, Inc. Class A (a)	2,108	36,764
Esquire Financial Holdings, Inc. (a)	985	16,646
Evans Bancorp, Inc.	714	16,608
Farmers & Merchants Bancorp, Inc. /Archbold OH (b)	1,480	31,435
Farmers National Banc Corp.	3,511	41,640
FB Financial Corp.	2,460	60,934
Fidelity D&D Bancorp, Inc. (b)	577	27,748
Financial Institutions, Inc.	2,315	43,082
First BanCorp	30,471	170,333
First Bancorp	4,009	100,546
First Bancorp, Inc.	1,502	32,593
The First Bancshares, Inc.	3,026	68,085
First Bank	2,348	15,309
First Busey Corp.	7,089	132,210
First Business Financial Services, Inc.	1,169	19,230
First Choice Bancorp	1,516	24,832
First Commonwealth Financial Corp.	13,674	113,221
First Community Bancshares, Inc.	2,539	57,001
First Community Corp.	1,047	15,862
First Financial Bancorp	13,721	190,585
First Financial Bankshares, Inc.	18,537	535,534
First Financial Corp.	1,967	72,464
First Foundation, Inc.	5,500	89,870
First Guaranty Bancshares, Inc. (b)	533	6,519
First Internet Bancorp	1,401	23,285
First Interstate BancSystem, Inc. Class A	6,072	187,989
First Merchants Corp.	7,647	210,828
First Mid Bancshares, Inc.	2,133	55,949
First Midwest Bancorp, Inc.	16,158	215,709
First Northwest Bancorp	1,317	16,357
The First of Long Island Corp.	3,334	54,478
First United Corp.	982	13,100
Flagstar Bancorp, Inc.	5,092	149,858
FNCB Bancorp, Inc. (b)	2,425	13,944
Franklin Financial Network, Inc.	2,024	52,118
Franklin Financial Services Corp.	585	15,152
Fulton Financial Corp.	22,934	241,495
FVCBankcorp, Inc. (a) (b)	1,739	18,712
German American Bancorp Inc.	3,452	107,357
Glacier Bancorp, Inc.	13,744	485,026
Great Southern Bancorp, Inc.	1,610	64,980
Great Western Bancorp, Inc.	8,095	111,387
Guaranty Bancshares, Inc.	1,020	26,387
Hancock Whitney Corp.	12,294	260,633
Hanmi Financial Corp.	4,470	43,404
HarborOne Bancorp, Inc. (a)	7,280	62,171
Hawthorn Bancshares, Inc.	833	16,403
HBT Financial, Inc.	1,431	19,075
Heartland Financial USA, Inc.	4,904	163,990
Heritage Commerce Corp.	8,503	63,815
Heritage Financial Corp.	5,270	105,400
Hilltop Holdings, Inc.	10,315	190,312
Home BancShares, Inc.	21,836	335,838
HomeStreet, Inc.	3,353	82,517
Hope Bancorp, Inc.	16,556	152,646
Horizon Bancorp, Inc.	5,885	62,911
Howard Bancorp, Inc. (a)	1,926	20,454
IBERIABANK Corp.	7,420	337,907
Independent Bank Corp.	4,710	315,994
Independent Bank Corp. of Michigan	3,069	45,575
Independent Bank Group, Inc.	5,300	214,756
International Bancshares Corp.	7,629	244,281
Investar Holding Corp.	1,489	21,590
Kearny Financial Corp.	11,031	90,234
Lakeland Bancorp, Inc.	7,126	81,450
Lakeland Financial Corp.	3,464	161,388
Landmark Bancorp, Inc.	549	13,566
LCNB Corp. (b)	1,791	28,584
Level One Bancorp, Inc.	723	12,103
Limestone Bancorp, Inc. (a)	738	9,705
Live Oak Bancshares, Inc.	3,878	56,270
Luther Burbank Corp.	2,710	27,100
Macatawa Bank Corp.	3,821	29,880
Mackinac Financial Corp.	1,305	13,533
MainStreet Bancshares, Inc. (a)	1,003	13,240
Mercantile Bank Corp.	2,274	51,392
Merchants Bancorp	1,277	23,612
Meridian Corp. (a)	786	12,458
Meta Financial Group, Inc.	4,700	85,399
Metrocity Bankshares, Inc. (b)	2,309	33,088
Metropolitan Bank Holding Corp. (a)	995	31,920
Mid Penn Bancorp, Inc.	976	17,988
Middlefield Banc Corp.	874	18,135
Midland States Bancorp, Inc.	3,210	47,989
MidWestOne Financial Group, Inc.	2,147	42,940
MVB Financial Corp.	1,442	19,179
National Bank Holdings Corp. Class A	4,305	116,235
National Bankshares, Inc.	935	26,741
NBT Bancorp, Inc.	6,077	186,929
Nicolet Bankshares, Inc. (a)	1,367	74,912

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northeast Bank (a)	1,174	$20,604
Northrim BanCorp, Inc.	916	23,028
Norwood Financial Corp.	860	21,319
Oak Valley Bancorp (b)	971	12,312
OFG Bancorp	7,407	99,032
Ohio Valley Banc Corp.	631	14,229
Old National Bancorp	23,479	323,071
Old Second Bancorp, Inc.	3,788	29,471
OP Bancorp	1,847	12,744
Origin Bancorp, Inc.	3,217	70,774
Orrstown Financial Services, Inc.	1,590	23,452
Park National Corp.	2,048	144,138
Parke Bancorp, Inc.	1,545	20,935
PCB Bancorp	1,829	18,839
PCSB Financial Corp.	2,199	27,883
Peapack Gladstone Financial Corp.	2,681	50,215
Penns Woods Bancorp, Inc.	973	22,097
People's Utah Bancorp	2,324	52,220
Peoples Bancorp of North Carolina, Inc.	652	11,521
Peoples Bancorp, Inc.	2,698	57,413
Peoples Financial Services Corp.	1,022	39,030
Pioneer Bancorp, Inc. (a)	1,697	15,528
Plumas Bancorp	680	15,042
Ponce de Leon Federal Bank (a)	1,186	12,073
Preferred Bank	2,016	86,386
Premier Financial Bancorp, Inc.	1,849	23,704
Provident Bancorp, Inc.	1,232	9,684
QCR Holdings, Inc.	2,166	67,536
RBB Bancorp	2,199	30,016
Red River Bancshares, Inc.	722	31,689
Reliant Bancorp, Inc.	2,246	36,587
Renasant Corp.	7,719	192,203
Republic Bancorp, Inc. Class A	1,422	46,514
Republic First Bancorp, Inc. (a)	6,653	16,233
Richmond Mutual BanCorp, Inc. (b)	1,788	20,097
S&T Bancorp, Inc.	5,469	128,248
Salisbury Bancorp, Inc.	371	15,207
Sandy Spring Bancorp, Inc.	6,500	161,070
SB Financial Group, Inc.	1,039	17,268
SB One Bancorp	1,144	22,537
Seacoast Banking Corp. of Florida (a)	7,279	148,492
Select Bancorp, Inc. (a)	2,240	18,234
ServisFirst Bancshares, Inc.	6,962	248,961
Shore Bancshares, Inc.	1,754	19,452
Sierra Bancorp	2,004	37,836
Silvergate Capital Corp. (a)	2,256	31,584
Simmons First National Corp. Class A	15,510	265,376
SmartFinancial, Inc.	2,050	33,169
South Plains Financial, Inc.	1,550	22,072
South State Corp.	10,045	478,745
Southern First Bancshares, Inc. (a)	1,061	29,400
Southern National Bancorp of Virginia, Inc.	2,899	28,091
Southside Bancshares, Inc.	4,491	124,491
Spirit of Texas Bancshares, Inc. (a)	1,949	23,992
Standard AVB Financial Corp.	564	13,085
Sterling Bancorp, Inc.	2,325	8,324
Stock Yards Bancorp, Inc.	2,875	115,575
Summit Financial Group, Inc.	1,651	27,208
Texas Capital Bancshares, Inc. (a)	7,231	223,221
Tompkins Financial Corp.	2,043	132,325
Towne Bank	9,466	178,339
TriCo Bancshares	3,705	112,817
TriState Capital Holdings, Inc. (a)	4,036	63,406
Triumph Bancorp, Inc. (a)	3,216	78,052
TrustCo Bank Corp NY	13,850	87,670
Trustmark Corp.	9,011	220,950
UMB Financial Corp.	6,272	323,322
United Bankshares, Inc.	17,777	491,712
United Community Banks, Inc.	11,111	223,553
United Security Bancshares/Fresno CA	1,910	12,778
Unity Bancorp, Inc.	1,117	15,973
Univest Corp. of Pennsylvania	4,209	67,933
Valley National Bancorp	57,200	447,304
Veritex Holdings, Inc.	7,016	124,183
Walker & Dunlop, Inc.	4,050	205,780
Washington Trust Bancorp, Inc.	2,389	78,240
WesBanco, Inc.	9,253	187,928
West BanCorp, Inc.	2,341	40,944
Westamerica Bancorp.	3,744	214,980
Western New England Bancorp, Inc.	2,841	16,449
		21,138,413
Diversified Financial Services — 2.4%
Altisource Portfolio Solutions SA (a)	670	9,876
Amerant Bancorp, Inc. (a)	3,318	49,903
Arlington Asset Investment Corp. Class A	5,131	15,239
Artisan Partners Asset Management, Inc. Class A	7,800	253,500
Assetmark Financial Holdings (a)	2,394	65,332
Associated Capital Group, Inc. Class A	274	10,053
Atlanticus Holdings Corp. (a)	739	7,641
B. Riley Financial, Inc.	2,836	61,711
BGC Partners, Inc. Class A	44,611	122,234
Blucora, Inc. (a)	6,748	77,062
Boston Private Financial Holdings, Inc.	11,989	82,484
Brightsphere Investment Grou (a)	9,074	113,062
Calamos Asset Management, Inc. (c) (d)	2,722	—
Cohen & Steers, Inc.	3,512	238,992
Columbia Financial, Inc. (a)	7,196	100,420
Cowen, Inc.	3,911	63,397
Curo Group Holdings Corp.	2,679	21,887
Diamond Hill Investment Group, Inc.	445	50,583
Ellington Financial, Inc.	5,777	68,053
Encore Capital Group, Inc. (a)	4,463	152,545
Enova International, Inc. (a)	4,298	63,911
EZCORP, Inc. Class A (a)	7,213	45,442
Federal Agricultural Mortgage Corp. Class C	1,331	85,197
Federated Hermes, Inc.	13,845	328,127
First Western Financial, Inc. (a)	914	13,025
Focus Financial Partners, Inc. Class A (a)	4,470	147,734
Gain Capital Holdings, Inc.	2,913	17,536
GAMCO Investors, Inc. Class A	804	10,701
Greenhill & Co., Inc.	2,162	21,598
Hamilton Lane, Inc. Class A	3,143	211,744
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,117	287,930
Houlihan Lokey, Inc.	6,385	355,261
I3 Verticals, Inc. Class A (a) (b)	2,164	65,461

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
International Money Express, Inc. (a)	1,940	$24,172
LendingClub Corp. (a) (b)	9,410	42,816
Marlin Business Services Corp.	1,240	10,490
MMA Capital Holdings, Inc. (a)	681	15,745
Moelis & Co. Class A	7,588	236,442
Mr Cooper Group, Inc. (a)	10,877	135,310
Navient Corp.	27,158	190,921
Nelnet, Inc. Class A	2,590	123,647
Oportun Financial Corp. (a) (b)	2,846	38,250
Oppenheimer Holdings, Inc. Class A	1,354	29,504
Paysign, Inc. (a)	4,506	43,753
PennyMac Financial Services, Inc.	6,668	278,656
Piper Sandler Cos.	2,457	145,356
PJT Partners, Inc. Class A	3,366	172,811
PRA Group, Inc. (a)	6,460	249,744
Premier Financial Corp.	5,418	95,736
Pzena Investment Management, Inc. Class A	2,521	13,714
Regional Management Corp. (a)	1,221	21,624
Sculptor Capital Management, Inc. (b)	2,663	34,433
Siebert Financial Corp. (a)	1,489	7,534
Silvercrest Asset Management Group, Inc. Class A	1,397	17,756
Stifel Financial Corp.	9,568	453,810
Stonex Group, Inc. (a)	2,334	128,370
Virtus Investment Partners, Inc.	1,079	125,477
Waddell & Reed Financial, Inc. Class A (b)	9,186	142,475
Westwood Holdings Group, Inc.	1,145	18,034
WisdomTree Investments, Inc.	21,263	73,783
World Acceptance Corp. (a) (b)	725	47,502
		6,135,506
Insurance — 2.7%
Ambac Financial Group, Inc. (a)	6,635	95,013
American Equity Investment Life Holding Co.	12,928	319,451
AMERISAFE, Inc.	2,734	167,211
Argo Group International Holdings Ltd.	4,605	160,392
Benefytt Technologies, Inc. (a)	1,524	31,181
BRP Group, Inc. (a)	2,743	47,372
Citizens, Inc. (a) (b)	7,254	43,451
CNO Financial Group, Inc.	20,493	319,076
Crawford & Co. Class A	2,305	18,186
Donegal Group, Inc. Class A	1,599	22,738
eHealth, Inc. (a)	3,655	359,067
Employers Holdings, Inc.	4,268	128,680
Enstar Group Ltd. (a)	1,727	263,834
Essent Group Ltd.	15,573	564,833
FBL Financial Group, Inc. Class A	1,420	50,964
Fednat Holding Co.	1,807	20,003
Genworth Financial, Inc. Class A (a)	72,184	166,745
Global Indemnity Ltd.	1,179	28,225
Goosehead Insurance, Inc. Class A (a)	1,847	138,821
Greenlight Capital Re Ltd. Class A (a)	3,807	24,822
GWG Holdings, Inc. (a) (b)	411	3,152
HCI Group, Inc. (b)	867	40,038
Heritage Insurance Holdings, Inc.	3,713	48,603
Horace Mann Educators Corp.	5,963	219,021
Independence Holding Co.	702	21,474
Investors Title Co.	197	23,900
James River Group Holdings Ltd.	4,264	191,880
Kinsale Capital Group, Inc.	2,990	464,078
MBIA, Inc. (a)	10,168	73,718
National General Holdings Corp.	9,764	211,000
National Western Life Group, Inc. Class A	376	76,399
NI Holdings, Inc. (a)	1,346	19,880
NMI Holdings, Inc. Class A (a)	9,550	153,564
Palomar Holdings, Inc. (a)	2,761	236,783
ProAssurance Corp.	7,844	113,503
ProSight Global, Inc. (a)	1,365	12,149
Protective Insurance Corp. Class B	1,296	19,531
Radian Group, Inc.	27,452	425,781
RLI Corp.	5,689	467,067
Safety Insurance Group, Inc.	2,107	160,680
Security National Financial Corp. Class A (a)	1,359	9,166
Selective Insurance Group, Inc.	8,498	448,185
State Auto Financial Corp.	2,569	45,857
Stewart Information Services Corp.	3,416	111,054
Third Point Reinsurance Ltd. (a)	11,788	88,528
Tiptree, Inc.	3,530	22,769
Trupanion, Inc. (a) (b)	4,252	181,518
United Fire Group, Inc.	3,068	85,014
United Insurance Holdings Corp.	2,924	22,866
Universal Insurance Holdings, Inc.	3,938	69,900
Vericity, Inc.	272	2,891
Watford Holdings Ltd. (a)	2,526	42,159
		7,082,173
Investment Companies — 0.1%
Brookfield Infrastructure Corp. Class A	4,653	211,898
Grid Dynamics Holdings, Inc. (a)	3,176	21,914
Rafael Holdings, Inc. Class B (a)	1,344	19,313
		253,125
Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	17,425	265,209
Safeguard Scientifics, Inc.	2,778	19,446
		284,655
Real Estate — 0.7%
Alexander & Baldwin, Inc.	10,134	123,534
American Realty Investors, Inc. (a)	159	1,429
CTO Realty Growth, Inc.	691	27,295
Cushman & Wakefield PLC (a) (b)	15,793	196,781
eXp World Holdings, Inc. (a)	3,491	59,522
FRP Holdings, Inc. (a)	987	40,052
Griffin Industrial Realty, Inc.	379	20,530
Legacy Housing Corp. (a) (b)	1,214	17,263
Marcus & Millichap, Inc. (a)	3,409	98,384
Maui Land & Pineapple Co., Inc. (a)	964	10,700
McGrath RentCorp	3,426	185,038
Newmark Group, Inc. Class A	20,904	101,593
RE/MAX Holdings, Inc. Class A	2,606	81,907
Realogy Holdings Corp.	16,779	124,332
Redfin Corp. (a) (b)	13,757	576,556
The RMR Group, Inc. Class A	2,225	65,571
Safehold, Inc. (b)	2,476	142,345

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stratus Properties, Inc. (a)	831	$16,462
Transcontinental Realty Investors, Inc. (a)	198	5,944
		1,895,238
Real Estate Investment Trusts (REITS) — 7.3%
Acadia Realty Trust	12,049	156,396
Agree Realty Corp.	7,665	503,667
Alexander's, Inc.	313	75,402
Alpine Income Property Trust, Inc.	991	16,114
American Assets Trust, Inc.	7,177	199,808
American Finance Trust, Inc.	15,358	121,866
Anworth Mortgage Asset Corp. (b)	13,877	23,591
Apollo Commercial Real Estate Finance, Inc.	22,054	216,350
Arbor Realty Trust, Inc.	14,739	136,188
Ares Commercial Real Estate Corp. (b)	4,431	40,411
Armada Hoffler Properties, Inc.	8,210	81,690
ARMOUR Residential REIT, Inc.	8,979	84,313
Blackstone Mortgage Trust, Inc. Class A	19,727	475,223
Bluerock Residential Growth REIT, Inc.	3,332	26,923
Broadmark Realty Capital, Inc.	18,381	174,068
BRT Apartments Corp.	1,205	13,038
Capstead Mortgage Corp.	13,950	76,586
CareTrust REIT, Inc.	13,655	234,320
Catchmark Timber Trust, Inc. Class A	6,704	59,330
Chatham Lodging Trust	6,783	41,512
Cherry Hill Mortgage Investment Corp.	2,299	20,737
Chimera Investment Corp.	27,480	264,083
CIM Commercial Trust Corp.	1,682	18,132
City Office REIT, Inc.	6,868	69,092
Clipper Realty, Inc.	2,180	17,658
Colony Capital, Inc.	69,085	165,804
Colony Credit Real Estate Inc. (b)	12,305	86,381
Columbia Property Trust, Inc.	16,280	213,919
Community Healthcare Trust, Inc.	2,983	122,005
CoreCivic, Inc.	17,043	159,523
CorEnergy Infrastructure Trust, Inc. (b)	2,008	18,373
CorePoint Lodging Inc.	5,726	24,106
DiamondRock Hospitality Co.	28,474	157,461
Diversified Healthcare Trust (b)	33,862	149,839
Dynex Capital, Inc. (b)	3,171	45,345
Easterly Government Properties, Inc.	10,823	250,228
EastGroup Properties, Inc.	5,558	659,234
Ellington Residential Mortgage REIT	1,319	13,586
Essential Properties Realty Trust, Inc.	13,054	193,721
Farmland Partners, Inc. (b)	3,938	26,975
Four Corners Property Trust, Inc.	10,040	244,976
Franklin Street Properties Corp.	15,201	77,373
Front Yard Residential Corp.	7,330	63,771
The GEO Group, Inc.	16,872	199,596
Getty Realty Corp.	4,768	141,514
Gladstone Commercial Corp.	4,923	92,306
Gladstone Land Corp.	2,776	44,027
Global Medical REIT, Inc.	5,671	64,252
Global Net Lease, Inc.	12,784	213,876
Granite Point Mortgage Trust, Inc. (b)	7,565	54,317
Great Ajax Corp. (b)	3,028	27,858
Healthcare Realty Trust, Inc.	19,444	569,515
Hersha Hospitality Trust	4,880	28,109
Independence Realty Trust, Inc.	13,399	153,955
Industrial Logistics Properties Trust	9,191	188,875
Innovative Industrial Properties, Inc. (b)	2,389	210,280
Invesco Mortgage Capital, Inc. (b)	26,908	100,636
Investors Real Estate Trust	1,782	125,613
iStar, Inc. (b)	10,582	130,370
Jernigan Capital, Inc.	3,268	44,706
Kite Realty Group Trust (b)	11,798	136,149
KKR Real Estate Finance Trust, Inc.	4,181	69,321
Ladder Capital Corp.	15,471	125,315
Lexington Realty Trust	36,765	387,871
LTC Properties, Inc.	5,512	207,637
The Macerich Co.	20,305	182,136
Mack-Cali Realty Corp.	12,970	198,311
MFA Financial, Inc.	64,836	161,442
Monmouth Real Estate Investment Corp.	13,454	194,949
National Health Investors, Inc.	6,161	374,096
National Storage Affiliates Trust	8,859	253,899
New Senior Investment Group, Inc.	11,895	43,060
New York Mortgage Trust, Inc.	54,108	141,222
NexPoint Residential Trust, Inc.	3,175	112,236
Office Properties, Inc. ome Trust	6,831	177,401
One Liberty Properties, Inc.	2,311	40,720
Orchid Island Capital, Inc. (b)	9,051	42,630
Pebblebrook Hotel Trust (b)	18,573	253,707
PennyMac Mortgage Investment Trust	14,194	248,821
Physicians Realty Trust	29,162	510,918
Piedmont Office Realty Trust, Inc. Class A	18,031	299,495
Plymouth Industrial REIT, Inc.	2,156	27,597
PotlatchDeltic Corp.	9,388	357,026
Preferred Apartment Communities, Inc. Class A	6,962	52,911
PS Business Parks, Inc.	2,904	384,490
QTS Realty Trust, Inc. Class A	8,631	553,161
Ready Capital Corp. REIT	5,354	46,526
Redwood Trust, Inc.	16,823	117,761
Retail Opportunity Investments Corp.	16,258	184,203
Retail Properties of America, Inc. Class A	30,619	224,131
Retail Value, Inc.	2,401	29,676
RLJ Lodging Trust	23,444	221,311
RPT Realty	11,353	79,017
Ryman Hospitality Properties, Inc.	7,228	250,089
Sabra Health Care REIT, Inc.	29,394	424,155
Saul Centers, Inc.	1,746	56,343
Seritage Growth Properties Class A (a) (b)	4,982	56,795
Service Properties Trust	23,449	166,253
SITE Centers Corp.	21,819	176,734
STAG Industrial, Inc.	21,521	630,996
Summit Hotel Properties, Inc.	14,580	86,459
Sunstone Hotel Investors, Inc.	30,780	250,857
Tanger Factory Outlet Centers, Inc. (b)	13,254	94,501
Terreno Realty Corp.	9,576	504,081
TPG RE Finance Trust, Inc.	8,782	75,525
Two Harbors Investment Corp.	39,033	196,726
UMH Properties, Inc.	5,363	69,344
Uniti Group, Inc.	27,700	258,995
Universal Health Realty Income Trust	1,829	145,387
Urban Edge Properties	16,584	196,852
Urstadt Biddle Properties, Inc. Class A	4,351	51,690

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Washington Real Estate Investment Trust	11,806	$262,093
Western Asset Mortgage Capital Corp. (b)	7,372	20,199
Whitestone REIT (b)	5,830	42,384
Xenia Hotels & Resorts, Inc.	16,101	150,222
		18,814,749
Savings & Loans — 1.1%
Axos Financial, Inc. (a)	8,170	180,394
Banc of California, Inc.	6,533	70,752
BankFinancial Corp.	1,983	16,657
Berkshire Hills Bancorp, Inc.	6,542	72,093
Brookline Bancorp, Inc.	11,345	114,358
Capitol Federal Financial, Inc.	18,909	208,188
Community Bankers Trust Corp.	3,111	17,110
Dime Community Bancshares, Inc.	4,193	57,570
Eagle Bancorp Montana, Inc.	920	15,990
ESSA Bancorp, Inc.	1,326	18,458
First Capital, Inc. (b)	476	33,068
First Savings Financial Group, Inc.	273	11,829
Flushing Financial Corp.	3,644	41,979
FS Bancorp, Inc.	482	18,591
Greene County Bancorp, Inc.	471	10,503
Hingham Institution for Savings	207	34,730
Home Bancorp Inc.	1,132	30,281
HomeTrust Bancshares, Inc.	2,287	36,592
Investors Bancorp, Inc.	32,918	279,803
Meridian Bancorp, Inc.	6,891	79,936
Northfield Bancorp, Inc.	6,472	74,557
Northwest Bancshares, Inc.	16,616	169,899
OceanFirst Financial Corp.	8,187	144,337
Oconee Federal Financial Corp.	153	3,943
Pacific Premier Bancorp, Inc.	11,971	259,531
Provident Financial Holdings, Inc.	838	11,237
Provident Financial Services, Inc.	8,903	128,648
Prudential Bancorp, Inc.	1,234	14,857
Riverview Bancorp, Inc.	3,198	18,069
Southern Missouri Bancorp, Inc.	1,099	26,706
Territorial Bancorp, Inc.	1,147	27,287
Timberland Bancorp, Inc.	1,108	20,177
Washington Federal, Inc.	10,836	290,838
Waterstone Financial, Inc.	3,344	49,591
WSFS Financial Corp.	7,118	204,287
		2,792,846
		58,396,705
Government — 0.0%
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA	4,530	52,095
Industrial — 13.8%
Aerospace & Defense — 0.7%
AAR Corp.	4,904	101,366
Aerojet Rocketdyne Holdings, Inc. (a)	10,544	417,964
Aerovironment, Inc. (a)	3,104	247,172
Astronics Corp. (a)	3,376	35,651
Barnes Group, Inc.	6,703	265,171
Ducommun, Inc. (a)	1,576	54,955
Kaman Corp.	3,934	163,654
Kratos Defense & Security Solutions, Inc. (a)	15,099	235,997
Moog, Inc. Class A	4,247	225,006
National Presto Industries, Inc.	746	65,193
Park Aerospace Corp.	2,741	30,535
Triumph Group, Inc.	7,538	67,917
		1,910,581
Building Materials — 1.7%
AAON, Inc.	5,887	319,605
American Woodmark Corp. (a)	2,400	181,560
Apogee Enterprises, Inc.	3,765	86,746
Boise Cascade Co.	5,577	209,751
Builders FirstSource, Inc. (a)	16,548	342,544
Caesarstone Ltd.	3,197	37,884
Cornerstone Building Brands, Inc. (a)	6,516	39,487
Forterra, Inc. (a)	2,779	31,014
Gibraltar Industries, Inc. (a)	4,662	223,823
Griffon Corp.	5,392	99,860
JELD-WEN Holding, Inc. (a)	9,650	155,461
Louisiana-Pacific Corp.	16,167	414,684
LSI Industries, Inc.	3,750	24,262
Masonite International Corp. (a)	3,485	271,063
Patrick Industries, Inc.	3,191	195,449
PGT Innovations, Inc. (a)	8,259	129,501
Research Frontiers, Inc. (a)	3,882	15,761
Simpson Manufacturing Co., Inc.	6,257	527,840
SPX Corp. (a)	6,142	252,743
Summit Materials, Inc. Class A (a)	16,810	270,305
UFP Industries, Inc.	8,595	425,538
US Concrete, Inc. (a) (b)	2,337	57,958
		4,312,839
Electrical Components & Equipment — 0.7%
American Superconductor Corp. (a)	3,217	26,154
Belden, Inc.	6,275	204,251
Encore Wire Corp.	2,903	141,724
EnerSys	6,092	392,203
Graham Corp.	1,363	17,364
Insteel Industries, Inc.	2,541	48,457
nLight, Inc. (a)	5,049	112,391
Novanta, Inc. (a)	4,909	524,134
Orion Energy Systems, Inc. (a)	3,908	13,522
Powell Industries, Inc.	1,312	35,936
Ultralife Corp. (a)	1,329	9,316
Vicor Corp. (a)	2,546	183,185
		1,708,637
Electronics — 2.5%
Advanced Energy Industries, Inc. (a)	5,437	368,574
Akoustis Technologies, Inc. (a) (b)	4,541	37,645
Alarm.com Holdings, Inc. (a)	6,501	421,330
Allied Motion Technologies, Inc.	1,072	37,842
API Group Corp. (a) (e)	20,005	243,061

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Applied Optoelectronics, Inc. (a) (b)	2,827	$30,729
Atkore International Group, Inc. (a)	6,753	184,695
Badger Meter, Inc.	4,175	262,691
Bel Fuse, Inc. Class B	1,404	15,065
Benchmark Electronics, Inc.	5,339	115,322
Brady Corp. Class A	6,959	325,820
Comtech Telecommunications Corp.	3,558	60,095
CyberOptics Corp. (a)	1,029	33,144
Digimarc Corp. (a) (b)	1,749	27,966
FARO Technologies, Inc. (a)	2,511	134,590
Fitbit, Inc. Class A (a)	34,150	220,609
Fluidigm Corp. (a)	9,516	38,159
GoPro, Inc. Class A (a)	18,912	90,021
II-VI, Inc. (a) (b)	12,925	610,318
IntriCon Corp. (a)	1,164	15,737
Itron, Inc. (a)	5,744	380,540
Kimball Electronics, Inc. (a)	3,477	47,079
Knowles Corp. (a)	12,565	191,742
Mesa Laboratories, Inc.	576	124,877
Napco Security Technologies, Inc. (a)	1,703	39,833
NVE Corp.	697	43,095
OSI Systems, Inc. (a)	2,404	179,435
Plexus Corp. (a)	4,112	290,143
Sanmina Corp. (a)	9,633	241,210
SMART Global Holdings, Inc. (a)	2,070	56,263
Stoneridge, Inc. (a)	3,650	75,409
Tech Data Corp. (a) (d)	5,035	729,572
Transcat, Inc. (a)	991	25,627
TTM Technologies, Inc. (a)	14,217	168,614
Turtle Beach Corp. (a)	1,970	28,998
Vishay Intertechnology, Inc.	19,065	291,123
Vishay Precision Group, Inc. (a)	1,818	44,686
Watts Water Technologies, Inc. Class A	3,960	320,760
Wrap Technologies, Inc. (a)	1,672	17,523
		6,569,942
Engineering & Construction — 1.7%
Aegion Corp. (a)	4,435	70,383
Arcosa, Inc.	6,955	293,501
Comfort Systems USA, Inc.	5,142	209,537
Concrete Pumping Holdings, Inc. (a)	3,763	13,095
Construction Partners, Inc. Class A (a) (b)	2,755	48,929
Dycom Industries, Inc. (a) (b)	4,389	179,466
EMCOR Group, Inc.	7,836	518,273
Exponent, Inc.	7,385	597,668
Fluor Corp.	20,179	243,762
Granite Construction, Inc. (b)	6,682	127,894
Great Lakes Dredge & Dock Corp. (a)	9,299	86,109
IES Holdings, Inc. (a)	1,213	28,105
Iteris, Inc. (a)	5,704	27,123
KBR, Inc.	20,423	460,539
MasTec, Inc. (a)	8,131	364,838
Mistras Group, Inc. (a)	2,577	10,179
MYR Group, Inc. (a)	2,384	76,073
NV5 Global, Inc. (a)	1,491	75,788
Primoris Services Corp.	7,022	124,711
Sterling Construction Co., Inc. (a)	4,047	42,372
TopBuild Corp. (a)	4,749	540,294
Tutor Perini Corp. (a)	5,969	72,702
VSE Corp.	1,196	37,542
Willscot Corp. (a) (b)	7,634	93,822
		4,342,705
Environmental Controls — 0.8%
Advanced Disposal Services, Inc. (a)	10,597	319,711
Casella Waste Systems, Inc. Class A (a)	6,590	343,471
CECO Environmental Corp. (a)	4,531	29,859
Covanta Holding Corp.	16,862	161,707
Energy Recovery, Inc. (a) (b)	5,545	42,114
Evoqua Water Technologies Corp. (a)	12,247	227,794
Harsco Corp. (a)	11,169	150,893
Heritage-Crystal Clean, Inc. (a)	2,217	38,709
Pure Cycle Corp. (a)	2,850	26,192
Sharps Compliance Corp. (a)	2,089	14,686
Tetra Tech, Inc.	7,744	612,705
US Ecology, Inc.	4,390	148,733
		2,116,574
Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	6,607	347,000
Hurco Cos., Inc.	918	25,676
Kennametal, Inc.	11,887	341,276
Luxfer Holdings PLC	4,174	59,062
		773,014
Machinery – Construction & Mining — 0.3%
Argan, Inc.	2,156	102,151
Astec Industries, Inc.	3,199	148,146
Bloom Energy Corp. Class A (a)	12,451	135,467
Hyster-Yale Materials Handling, Inc.	1,434	55,438
The Manitowoc Co., Inc. (a)	4,974	54,117
Terex Corp.	9,583	179,873
		675,192
Machinery – Diversified — 1.2%
Alamo Group, Inc.	1,397	143,388
Albany International Corp. Class A	4,398	258,207
Altra Industrial Motion Corp.	9,209	293,399
Applied Industrial Technologies, Inc.	5,528	344,892
Cactus, Inc. Class A	6,717	138,572
Chart Industries, Inc. (a)	5,166	250,499
CIRCOR International, Inc. (a)	2,920	74,402
Columbus McKinnon Corp.	3,390	113,395
CSW Industrials, Inc.	2,014	139,187
DXP Enterprises, Inc. (a)	2,400	47,784
Eastman Kodak Co. (a)	2,250	5,017
Gencor Industries, Inc. (a)	1,288	16,280
The Gorman-Rupp Co.	2,574	80,000
Ichor Holdings Ltd. (a)	3,238	86,066
Intevac, Inc. (a)	3,386	18,488
Kadant, Inc. (b)	1,615	160,951
Lindsay Corp.	1,546	142,557
Mueller Water Products, Inc. Class A	22,219	209,525
NN, Inc. (b)	5,953	28,217

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ranpak Holdings Corp. (a)	4,238	$31,531
SPX FLOW, Inc. (a)	6,077	227,523
Tennant Co.	2,593	168,571
Welbilt, Inc. (a)	19,082	116,209
		3,094,660
Metal Fabricate & Hardware — 0.9%
Advanced Drainage Systems, Inc.	7,078	349,653
AZZ, Inc.	3,667	125,851
The Eastern Co.	764	13,653
Helios Technologies, Inc.	4,204	156,599
Lawson Products, Inc. (a)	647	20,872
LB Foster Co. Class A (a)	1,418	18,108
Mayville Engineering Co., Inc. (a)	1,064	8,406
Mueller Industries, Inc.	7,965	211,710
Northwest Pipe Co. (a)	1,408	35,299
Olympic Steel, Inc.	1,318	15,487
Omega Flex, Inc. (b)	425	44,965
Park-Ohio Holdings Corp. (b)	1,233	20,455
RBC Bearings, Inc. (a)	3,531	473,295
Rexnord Corp.	15,294	445,820
Ryerson Holding Corp. (a)	2,299	12,943
TimkenSteel Corp. (a)	6,582	25,604
Tredegar Corp.	3,826	58,920
Worthington Industries, Inc.	5,290	197,317
		2,234,957
Miscellaneous - Manufacturing — 1.3%
Chase Corp.	1,080	110,700
Enerpac Tool Group Corp.	7,631	134,306
EnPro Industries, Inc.	2,916	143,730
ESCO Technologies, Inc.	3,658	309,211
Fabrinet (a)	5,260	328,329
Federal Signal Corp.	8,558	254,429
Haynes International, Inc.	1,828	42,702
Hillenbrand, Inc.	10,576	286,292
John Bean Technologies Corp.	4,488	386,058
Lydall, Inc. (a)	2,503	33,941
Materion Corp.	2,900	178,321
Myers Industries, Inc.	5,244	76,300
NL Industries, Inc.	1,160	3,956
Proto Labs, Inc. (a)	3,835	431,322
Raven Industries, Inc.	5,216	112,196
Smith & Wesson Brands, Inc. (a)	7,800	167,856
Standex International Corp.	1,798	103,475
Sturm, Ruger & Co., Inc.	2,417	183,692
Trinseo SA (b)	5,568	123,387
		3,410,203
Packaging & Containers — 0.2%
Greif, Inc. Class A	3,753	129,141
Greif, Inc. Class B	854	35,723
Matthews International Corp. Class A	4,462	85,224
O-I Glass, Inc.	22,332	200,541
TriMas Corp. (a)	6,167	147,700
UFP Technologies, Inc. (a)	937	41,284
		639,613
Transportation — 1.3%
Air Transport Services Group, Inc. (a)	8,412	187,335
ArcBest Corp.	3,686	97,716
Ardmore Shipping Corp.	4,733	20,541
Atlas Air Worldwide Holdings, Inc. (a)	3,679	158,307
Bristow Group, Inc. (a)	921	12,830
Costamare, Inc.	7,332	40,766
Covenant Transportation Group, Inc. Class A (a)	1,867	26,941
CryoPort, Inc. (a) (b)	4,778	144,534
Daseke, Inc. (a)	6,511	25,588
DHT Holdings, Inc.	16,316	83,701
Diamond S Shipping, Inc. (a) (b)	4,005	32,000
Dorian LPG Ltd. (a)	4,656	36,037
Eagle Bulk Shipping, Inc. (a)	6,291	13,777
Echo Global Logistics, Inc. (a)	3,850	83,237
Forward Air Corp.	3,968	197,686
Frontline Ltd.	16,724	116,734
Genco Shipping & Trading Ltd.	2,502	15,713
Golar LNG Ltd.	12,825	92,853
Heartland Express, Inc.	6,445	134,185
Hub Group, Inc. Class A (a)	4,693	224,607
International Seaways, Inc.	3,574	58,399
Marten Transport Ltd.	5,618	141,349
Matson, Inc.	6,105	177,655
Nordic American Tankers Ltd. (b)	21,105	85,686
Overseas Shipholding Group, Inc. Class A (a)	9,668	17,982
PAM Transportation Services, Inc. (a)	271	8,333
Pangaea Logistics Solutions Ltd.	1,543	3,873
Radiant Logistics, Inc. (a)	5,785	22,735
Safe Bulkers, Inc. (a)	7,230	8,821
Saia, Inc. (a)	3,771	419,260
Scorpio Bulkers, Inc.	773	11,827
Scorpio Tankers, Inc.	7,489	95,934
SEACOR Holdings, Inc. (a)	2,809	79,551
SFL Corp. Ltd.	13,107	121,764
Tidewater, Inc. (a) (b)	5,345	29,879
Universal Logistics Holdings, Inc.	1,130	19,639
US Xpress Enterprises, Inc. Class A (a) (b)	3,102	18,612
Werner Enterprises, Inc.	8,752	380,975
		3,447,362
Trucking & Leasing — 0.2%
GATX Corp.	4,989	304,229
General Finance Corp. (a)	1,661	11,145
The Greenbrier Cos., Inc.	4,717	107,312
Willis Lease Finance Corp. (a)	412	10,004
		432,690
		35,668,969
Technology — 10.0%
Computers — 2.2%
3D Systems Corp. (a) (b)	16,942	118,425

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Conduent, Inc. (a)	24,148	$57,714
Cubic Corp. (b)	4,485	215,414
Diebold Nixdorf, Inc. (a) (b)	9,737	59,006
Exlservice Holdings, Inc. (a)	4,804	304,574
The ExOne Co. (a)	1,643	14,048
ForeScout Technologies, Inc. (a) (b)	6,869	145,623
iCAD, Inc. (a)	2,942	29,391
Insight Enterprises, Inc. (a)	4,948	243,442
Mastech Holdings, Inc. (a)	571	14,806
MAXIMUS, Inc.	8,796	619,678
Mitek Systems, Inc. (a)	5,859	56,305
MTS Systems Corp.	2,825	49,692
NetScout Systems, Inc. (a)	10,122	258,718
Onespan, Inc. (a)	4,765	133,086
PAE, Inc. (a)	8,645	82,646
PAR Technology Corp. (a)	2,352	70,395
Parsons Corp. (a)	3,300	119,592
Perspecta, Inc.	19,949	463,415
Ping Identity Holding Corp. (a) (b)	2,333	74,866
PlayAGS, Inc. (a)	3,860	13,047
Qualys, Inc. (a)	4,887	508,346
Quantum Corp. (a)	4,281	16,525
Rapid7, Inc. (a) (b)	7,207	367,701
Rimini Street, Inc. (a)	2,884	14,853
SecureWorks Corp. Class A (a)	1,306	14,928
Startek, Inc. (a)	2,354	11,958
Super Micro Computer, Inc. (a)	6,310	179,141
Sykes Enterprises, Inc. (a)	5,534	153,070
Tenable Holdings, Inc. (a)	8,671	258,482
TTEC Holdings, Inc.	2,655	123,617
Unisys Corp. (a)	9,055	98,790
Varonis Systems, Inc. (a) (b)	4,460	394,621
Virtusa Corp. (a)	4,094	132,932
Vocera Communications, Inc. (a)	4,651	98,601
		5,517,448
Office & Business Equipment — 0.0%
Pitney Bowes, Inc.	25,358	65,931
Semiconductors — 2.5%
Alpha & Omega Semiconductor Ltd. (a)	2,977	32,390
Ambarella, Inc. (a)	4,729	216,588
Amkor Technology, Inc. (a)	14,262	175,565
Atomera, Inc. (a)	2,097	18,873
Axcelis Technologies, Inc. (a)	4,638	129,168
AXT, Inc. (a)	5,714	27,199
Brooks Automation, Inc.	10,431	461,467
Cabot Microelectronics Corp.	4,168	581,603
CEVA, Inc. (a)	3,063	114,618
Cohu, Inc.	6,016	104,317
CTS Corp.	4,659	93,366
Diodes, Inc. (a)	6,083	308,408
DSP Group, Inc. (a)	3,204	50,880
FormFactor, Inc. (a)	10,909	319,961
GSI Technology, Inc. (a)	2,283	16,392
Impinj, Inc. (a) (b)	2,464	67,686
Intellicheck, Inc. (a)	2,328	17,576
Lattice Semiconductor Corp. (a)	19,298	547,870
MACOM Technology Solutions Holdings, Inc. (a) (b)	6,699	230,111
MaxLinear, Inc. (a)	9,547	204,879
Onto Innovation, Inc. (a)	6,769	230,417
Photronics, Inc. (a)	9,252	102,975
Pixelworks, Inc. (a)	5,550	17,927
Power Integrations, Inc.	4,240	500,871
Rambus, Inc. (a)	16,101	244,735
Semtech Corp. (a)	9,270	484,079
Silicon Laboratories, Inc. (a)	6,229	624,582
SiTime Corp. (a)	673	31,907
Synaptics, Inc. (a)	4,861	292,243
Ultra Clean Holdings, Inc. (a)	5,618	127,135
Veeco Instruments, Inc. (a)	7,120	96,049
		6,471,837
Software — 5.3%
1Life Healthcare, Inc. (a) (b)	3,122	113,391
ACI Worldwide, Inc. (a)	16,424	443,284
Agilysys, Inc. (a)	2,659	47,702
Akerna Corp. (a)	1,314	11,563
Allscripts Healthcare Solutions, Inc. (a)	22,973	155,527
Altair Engineering, Inc. Class A (a)	6,002	238,580
American Software, Inc. Class A	4,380	69,029
Appfolio, Inc. Class A (a)	2,293	373,094
Appian Corp. (a) (b)	4,705	241,131
Asure Software, Inc. (a)	1,967	12,648
Avaya Holdings Corp. (a)	13,243	163,683
Avid Technology, Inc. (a) (b)	4,571	33,231
Bandwidth, Inc. Class A (a)	2,746	348,742
Benefitfocus, Inc. (a) (b)	4,213	45,332
Blackbaud, Inc.	7,083	404,298
Blackline, Inc. (a)	7,194	596,455
Bottomline Technologies de, Inc. (a)	6,195	314,520
Box, Inc. Class A (a)	21,137	438,804
Brightcove, Inc. (a)	5,621	44,293
Cerence, Inc. (a)	5,265	215,023
Cloudera, Inc. (a) (b)	29,347	373,294
CommVault Systems, Inc. (a)	5,987	231,697
Computer Programs & Systems, Inc.	1,731	39,449
Cornerstone OnDemand, Inc. (a)	8,676	334,547
Covetrus, Inc. (a)	14,030	250,997
CSG Systems International, Inc.	4,674	193,457
Daily Journal Corp. (a) (b)	154	41,580
Digi International, Inc. (a)	4,197	48,895
Digital Turbine, Inc. (a)	11,761	147,836
Domo, Inc. Class B (a)	3,630	116,777
Donnelley Financial Solutions, Inc. (a)	4,422	37,145
Ebix, Inc. (b)	3,860	86,310
eGain Corp. (a)	3,049	33,874
Envestnet, Inc. (a)	7,619	560,301
Evolent Health, Inc. Class A (a) (b)	11,048	78,662
Glu Mobile, Inc. (a)	18,531	171,782
GTY Technology Holdings, Inc. (a) (b)	6,487	27,018
Health Catalyst, Inc. (a)	4,585	133,744
Immersion Corp. (a)	2,593	16,154
Inovalon Holdings, Inc. Class A (a)	10,560	203,386
Intelligent Systems Corp. (a)	1,052	35,852
j2 Global, Inc. (b)	6,615	418,134

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
LivePerson, Inc. (a) (b)	8,728	$361,601
Majesco (a)	1,069	8,402
ManTech International Corp. Class A	3,899	267,043
MicroStrategy, Inc. Class A (a)	1,115	131,893
MobileIron, Inc. (a)	13,996	69,000
Model N, Inc. (a)	4,843	168,343
NantHealth, Inc. (a)	3,944	18,064
NextGen Healthcare, Inc. (a)	8,048	88,367
Omnicell, Inc. (a)	6,087	429,864
Ontrak, Inc. (a)	1,149	28,426
Park City Group, Inc. (a)	1,806	7,639
PDF Solutions, Inc. (a)	4,017	78,573
Phreesia, Inc. (a)	4,048	114,477
Progress Software Corp.	6,418	248,697
PROS Holdings, Inc. (a)	5,610	249,252
QAD, Inc. Class A	1,692	69,846
Red Violet, Inc. (a)	949	16,740
Rosetta Stone, Inc. (a)	3,426	57,762
SailPoint Technologies Holding, Inc. (a) (b)	12,591	333,284
Sapiens International Corp. NV	3,750	104,925
Schrodinger, Inc. /United States (a)	1,975	180,851
Seachange International, Inc. (a)	4,410	6,659
Simulations Plus, Inc. (b)	1,843	110,248
Smith Micro Software, Inc. (a)	4,894	21,827
Sprout Social, Inc. Class A (a)	1,163	31,401
SPS Commerce, Inc. (a)	5,039	378,530
SVMK, Inc. (a)	17,065	401,710
SWK Holdings Corp. (a)	519	6,218
Synchronoss Technologies, Inc. (a)	5,844	20,629
Tabula Rasa HealthCare, Inc. (a) (b)	2,915	159,538
Upland Software, Inc. (a) (b)	3,209	111,545
Verint Systems, Inc. (a)	9,181	414,798
Veritone, Inc. (a)	3,360	49,930
Verra Mobility Corp. (a)	19,115	196,502
Workiva, Inc. (a)	5,491	293,714
Xperi Holding Corp.	15,362	226,743
Yext, Inc. (a) (b)	14,432	239,716
Zuora, Inc. Class A (a) (b)	13,880	176,970
		13,770,948
		25,826,164
Utilities — 3.4%
Electric — 1.8%
ALLETE, Inc.	7,509	410,067
Ameresco, Inc. Class A (a)	3,573	99,258
Atlantic Power Corp. (a)	13,268	26,536
Avista Corp.	9,666	351,746
Black Hills Corp.	9,035	511,923
Clearway Energy, Inc. Class A	4,886	102,459
Clearway Energy, Inc. Class C	11,538	266,066
El Paso Electric Co.	5,862	392,754
Genie Energy Ltd. Class B	2,013	14,816
MGE Energy, Inc.	5,013	323,389
NorthWestern Corp.	7,270	396,360
Ormat Technologies, Inc.	5,745	364,750
Otter Tail Corp.	5,732	222,344
PNM Resources, Inc.	11,384	437,601
Portland General Electric Co.	12,971	542,318
Spark Energy, Inc. Class A (b)	1,677	11,856
Unitil Corp.	2,160	96,811
		4,571,054
Gas — 1.1%
Chesapeake Utilities Corp.	2,306	193,704
New Jersey Resources Corp.	13,661	446,032
Northwest Natural Holding Co.	4,368	243,691
ONE Gas, Inc.	7,555	582,113
RGC Resources, Inc.	1,115	26,949
South Jersey Industries, Inc.	13,270	331,617
Southwest Gas Holdings, Inc.	7,938	548,119
Spire, Inc.	7,225	474,755
		2,846,980
Water — 0.5%
American States Water Co.	5,297	416,503
Artesian Resources Corp. Class A	1,177	42,713
California Water Service Group	6,989	333,375
Consolidated Water Co. Ltd.	2,120	30,592
Global Water Resources, Inc.	1,872	19,731
Middlesex Water Co.	2,420	162,575
PICO Holdings, Inc. (a)	2,548	21,480
SJW Group	3,764	233,782
The York Water Co.	1,900	91,124
		1,351,875
		8,769,909

TOTAL COMMON STOCK (Cost $265,748,294)		254,499,066

Preferred Stock — 0.0%
Consumer, Cyclical — 0.0%
Distribution & Wholesale — 0.0%
WESCO International, Inc. 10.625%	2,746	72,818

TOTAL PREFERRED STOCK (Cost $68,645)		72,818

TOTAL EQUITIES (Cost $265,816,939)		254,571,884

Warrants — 0.0%
Consumer, Non-cyclical — 0.0%
Health Care – Products — 0.0%
Pulse Biosciences, Inc. (c) (d)	49	169
		169
Pharmaceuticals — 0.0%
GTx, Inc. CVR (a) (b) (c) (d)	111	—
		169

TOTAL WARRANTS (Cost $227)		169

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%

Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (c) (d)	1,376	$10,471
Pharmaceuticals — 0.0%
Omthera Pharmaceuticals, Inc. CVR (a) (c) (d)	428	—
		10,471

TOTAL RIGHTS (Cost $83)		10,471

Mutual Funds — 3.0%
Diversified Financial Services — 3.0%
State Street Navigator Securities Lending Prime Portfolio (f)	7,753,946	7,753,946

TOTAL MUTUAL FUNDS (Cost $7,753,946)		7,753,946

TOTAL LONG-TERM INVESTMENTS (Cost $273,571,195)		262,336,470

	Principal Amount
Short-Term Investments — 1.7%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (g)	$3,126,998	3,126,998
U.S. Treasury Bill — 0.5%
U.S. Treasury Bill 0.000% 7/16/20 (h)	1,155,000	1,154,939

TOTAL SHORT-TERM INVESTMENTS (Cost $4,281,652)		4,281,937

TOTAL INVESTMENTS — 103.0% (Cost $277,852,847) (i)		266,618,407

Other Assets/(Liabilities) — (3.0)%		(7,763,231)

NET ASSETS — 100.0%		$258,855,176

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $24,786,727 or 9.58% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $17,504,731 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $740,212 or 0.29% of net assets.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $243,061 or 0.09% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $3,126,998. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $3,189,639.
(h)	A portion of this security is pledged/held as collateral for open derivatives.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini index	9/18/20	75	$5,194,435	$196,565

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.6%

Common Stock — 97.3%
Basic Materials — 2.1%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	75,000	$18,109,500
FMC Corp.	486,983	48,513,246
RPM International, Inc.	628,000	47,137,680
The Sherwin-Williams Co.	48,696	28,138,984
		141,899,410
Mining — 0.4%
Kirkland Lake Gold Ltd.	882,000	36,373,680
		178,273,090
Communications — 3.4%
Internet — 2.8%
Chewy, Inc. Class A (a) (b)	14,000	625,660
IAC/InterActiveCorp (a)	430,000	139,062,000
Spotify Technology SA (a)	234,000	60,416,460
Twitter, Inc. (a)	1,065,458	31,739,994
		231,844,114
Telecommunications — 0.6%
Corning, Inc.	2,062,000	53,405,800
		285,249,914
Consumer, Cyclical — 13.7%
Airlines — 0.2%
Alaska Air Group, Inc.	287,000	10,406,620
United Airlines Holdings, Inc. (a)	187,000	6,472,070
		16,878,690
Apparel — 0.4%
Tapestry, Inc.	943,000	12,523,040
VF Corp.	374,000	22,791,560
		35,314,600
Auto Parts & Equipment — 0.8%
Aptiv PLC	656,000	51,115,520
Visteon Corp. (a)	253,000	17,330,500
		68,446,020
Entertainment — 1.4%
DraftKings, Inc. Class A (a)	375,000	12,472,500
Eldorado Resorts, Inc. (a) (b)	1,377,867	55,197,352
Vail Resorts, Inc.	244,000	44,444,600
		112,114,452
Lodging — 1.5%
Hilton Worldwide Holdings, Inc.	748,000	54,940,600
Marriott International, Inc. Class A	269,000	23,061,370
MGM Resorts International (b)	2,640,000	44,352,000
		122,353,970
Retail — 9.1%
Advance Auto Parts, Inc.	88,010	12,537,024
Burlington Stores, Inc. (a)	513,751	101,172,984
CarMax, Inc. (a)	234,000	20,954,700
Carvana Co. (a) (b)	82,317	9,894,503
Casey's General Stores, Inc.	424,000	63,396,480
Chipotle Mexican Grill, Inc. (a)	38,000	39,989,680
Darden Restaurants, Inc.	217,000	16,442,090
Dollar General Corp.	778,905	148,389,192
Dollar Tree, Inc. (a)	608,000	56,349,440
Domino's Pizza, Inc.	53,363	19,714,427
Dunkin' Brands Group, Inc.	518,000	33,789,140
Five Below, Inc. (a) (b)	112,000	11,973,920
Floor & Decor Holdings, Inc. Class A (a)	342,047	19,719,010
Lululemon Athletica, Inc. (a)	160,927	50,210,833
O'Reilly Automotive, Inc. (a)	234,654	98,946,552
Ross Stores, Inc.	469,887	40,053,168
Ulta Beauty, Inc. (a)	84,000	17,087,280
		760,620,423
Toys, Games & Hobbies — 0.3%
Mattel, Inc. (a)	2,328,403	22,515,657
		1,138,243,812
Consumer, Non-cyclical — 34.1%
Biotechnology — 5.4%
ACADIA Pharmaceuticals, Inc. (a) (b)	380,394	18,437,697
Alnylam Pharmaceuticals, Inc. (a)	238,000	35,250,180
Amarin Corp. PLC Sponsored ADR (a) (b)	474,000	3,280,080
Argenx SE ADR (a)	140,641	31,676,572
Ascendis Pharma A/S ADR (a)	89,000	13,163,100
BioMarin Pharmaceutical, Inc. (a)	239,991	29,600,490
Exact Sciences Corp. (a) (b)	820,539	71,337,661
Illumina, Inc. (a)	26,675	9,879,086
Incyte Corp. (a)	824,176	85,689,579
Ionis Pharmaceuticals, Inc. (a)	377,000	22,227,920
Moderna, Inc. (a) (b)	187,481	12,038,155
Royalty Pharma PLC Class A (a)	365,496	17,744,831
Seattle Genetics, Inc. (a)	592,562	100,688,135
Ultragenyx Pharmaceutical, Inc. (a)	9,000	703,980
		451,717,466

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 11.8%
Booz Allen Hamilton Holding Corp.	171,057	$13,306,524
Bright Horizons Family Solutions, Inc. (a)	197,876	23,191,067
Cintas Corp.	123,779	32,969,775
Clarivate Analytics PLC (a)	2,736,000	61,094,880
CoreLogic, Inc.	829,000	55,725,380
CoStar Group, Inc. (a)	89,000	63,249,630
Equifax, Inc.	328,000	56,376,640
FleetCor Technologies, Inc. (a)	263,000	66,152,390
Gartner, Inc. (a)	187,000	22,688,710
Global Payments, Inc.	774,584	131,384,938
IHS Markit Ltd.	1,274,912	96,255,856
MarketAxess Holdings, Inc.	66,000	33,060,720
Moody's Corp.	154,694	42,499,083
Quanta Services, Inc.	537,228	21,075,454
ServiceMaster Global Holdings, Inc. (a)	1,345,000	48,003,050
Square, Inc. Class A (a)	608,879	63,895,762
TransUnion	798,000	69,457,920
Verisk Analytics, Inc.	394,000	67,058,800
Wework Companies, Inc., Class A (Acquired 5/26/15, Cost $240,273) (a) (c) (d) (e)	16,955	—
WEX, Inc. (a)	131,000	21,616,310
		989,062,889
Foods — 0.6%
Sprouts Farmers Market, Inc. (a)	756,000	19,346,040
TreeHouse Foods, Inc. (a)	656,000	28,732,800
		48,078,840
Health Care – Products — 10.4%
Alcon, Inc. (a) (b)	845,751	48,478,448
Align Technology, Inc. (a)	70,000	19,210,800
Avantor, Inc. (a)	2,156,000	36,652,000
Bruker Corp.	1,765,000	71,800,200
The Cooper Cos., Inc.	413,196	117,198,914
Edwards Lifesciences Corp. (a)	209,193	14,457,328
Hologic, Inc. (a)	2,812,952	160,338,264
ICU Medical, Inc. (a)	150,000	27,646,500
IDEXX Laboratories, Inc. (a)	140,432	46,365,029
Insulet Corp. (a)	176,439	34,275,040
ResMed, Inc.	141,237	27,117,504
Steris PLC	83,579	12,824,362
Teleflex, Inc.	542,399	197,422,388
Varian Medical Systems, Inc. (a)	72,958	8,938,814
West Pharmaceutical Services, Inc.	187,000	42,480,790
		865,206,381
Health Care – Services — 2.1%
Acadia Healthcare Co., Inc. (a)	937,000	23,537,440
Catalent, Inc. (a)	1,495,000	109,583,500
Humana, Inc.	55,844	21,653,511
Molina Healthcare, Inc. (a)	68,792	12,243,600
PPD, Inc. (a)	255,000	6,834,000
		173,852,051
Household Products & Wares — 0.8%
Avery Dennison Corp.	375,000	42,783,750
Reynolds Consumer Products, Inc.	605,000	21,017,700
		63,801,450
Pharmaceuticals — 3.0%
Alkermes PLC (a)	1,398,000	27,128,190
DexCom, Inc. (a)	81,305	32,961,047
Elanco Animal Health, Inc. (a)	1,828,000	39,210,600
Horizon Therapeutics PLC (a)	272,876	15,166,448
Neurocrine Biosciences, Inc. (a)	280,000	34,160,000
Perrigo Co. PLC	937,000	51,787,990
PRA Health Sciences, Inc. (a)	562,000	54,676,980
		255,091,255
		2,846,810,332
Energy — 0.9%
Oil & Gas — 0.9%
Concho Resources, Inc.	640,000	32,960,000
Continental Resources, Inc.	206,000	3,611,180
Pioneer Natural Resources Co.	330,000	32,241,000
Venture Global LNG, Inc. Series B (Acquired 3/08/18, Cost $652,320) (a) (c) (d) (e)	216	831,168
Venture Global LNG, Inc. Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (a) (c) (d) (e)	1,328	5,110,144
		74,753,492
Financial — 6.1%
Banks — 0.6%
SVB Financial Group (a)	113,912	24,551,453
Webster Financial Corp.	759,000	21,714,990
		46,266,443
Diversified Financial Services — 1.7%
Cboe Global Markets, Inc.	516,000	48,132,480
Nasdaq, Inc.	246,078	29,398,939
Raymond James Financial, Inc.	188,000	12,940,040
SLM Corp.	1,331,000	9,356,930
Tradeweb Markets, Inc. Class A	732,000	42,558,480
		142,386,869
Insurance — 2.3%
Aon PLC Class A	221,391	42,639,906
Assurant, Inc.	371,000	38,320,590
Axis Capital Holdings Ltd.	694,000	28,148,640
Kemper Corp.	112,000	8,122,240
The Progressive Corp.	188,000	15,060,680
Selectquote, Inc. (a)	188,000	4,762,040
Willis Towers Watson PLC	272,000	53,570,400
		190,624,496

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 1.0%
KKR & Co., Inc. Class A	2,688,651	$83,025,543
Real Estate Investment Trusts (REITS) — 0.5%
SBA Communications Corp.	152,014	45,288,011
		507,591,362
Industrial — 16.3%
Aerospace & Defense — 0.7%
L3 Harris Technologies, Inc.	366,151	62,124,840
Building Materials — 0.6%
Martin Marietta Materials, Inc.	73,000	15,079,610
Masco Corp.	235,565	11,827,719
Vulcan Materials Co.	190,591	22,079,967
		48,987,296
Electronics — 5.6%
Agilent Technologies, Inc.	1,354,254	119,675,426
Allegion PLC	117,000	11,959,740
Amphenol Corp. Class A	407,225	39,016,227
Fortive Corp.	844,000	57,105,040
Keysight Technologies, Inc. (a)	797,000	80,321,660
National Instruments Corp.	1,031,000	39,910,010
Roper Technologies, Inc.	209,038	81,161,094
Sensata Technologies Holding PLC (a)	923,000	34,363,290
		463,512,487
Engineering & Construction — 0.2%
Jacobs Engineering Group, Inc.	161,184	13,668,403
Environmental Controls — 0.9%
Stericycle, Inc. (a)	364,410	20,399,672
Waste Connections, Inc.	615,233	57,702,703
		78,102,375
Hand & Machine Tools — 0.5%
Colfax Corp. (a)	1,547,000	43,161,300
Machinery – Construction & Mining — 0.7%
BWX Technologies, Inc.	1,108,755	62,799,883
Machinery – Diversified — 2.3%
Cognex Corp.	226,000	13,496,720
IDEX Corp.	469,000	74,120,760
Ingersoll Rand, Inc. (a)	2,484,000	69,850,080
Rockwell Automation, Inc.	153,626	32,722,338
		190,189,898
Miscellaneous - Manufacturing — 0.9%
Textron, Inc.	2,246,000	73,915,860
Packaging & Containers — 2.5%
Ball Corp.	2,280,948	158,503,077
Packaging Corp. of America	146,131	14,583,874
Sealed Air Corp.	1,031,000	33,868,350
		206,955,301
Transportation — 1.4%
J.B. Hunt Transport Services, Inc.	600,000	72,204,000
Kirby Corp. (a)	185,201	9,919,366
Knight-Swift Transportation Holdings, Inc.	759,337	31,671,946
		113,795,312
		1,357,212,955
Technology — 19.7%
Computers — 0.8%
Crowdstrike Holdings, Inc. Class A (a)	168,000	16,848,720
Genpact Ltd.	558,642	20,401,606
Leidos Holdings, Inc.	303,636	28,441,584
		65,691,910
Semiconductors — 7.7%
Advanced Micro Devices, Inc. (a)	589,865	31,032,798
Cree, Inc. (a)	256,368	15,174,422
Entegris, Inc.	581,000	34,308,050
KLA Corp.	138,522	26,939,759
Lam Research Corp.	165,305	53,469,555
Marvell Technology Group Ltd.	3,473,708	121,788,202
Maxim Integrated Products, Inc.	750,000	45,457,500
Microchip Technology, Inc. (b)	1,529,316	161,052,268
Monolithic Power Systems, Inc.	78,919	18,703,803
Skyworks Solutions, Inc.	469,000	59,966,340
Xilinx, Inc.	819,932	80,673,109
		648,565,806
Software — 11.2%
Atlassian Corp. PLC Class A (a)	498,189	89,808,531
Autodesk, Inc. (a)	102,563	24,532,044
Bill.com Holdings, Inc. (a)	42,000	3,788,820
Black Knight, Inc. (a)	694,000	50,356,640
Broadridge Financial Solutions, Inc.	178,000	22,461,820
Ceridian HCM Holding, Inc. (a) (b)	749,000	59,373,230
Coupa Software, Inc. (a)	167,579	46,426,086
DocuSign, Inc. (a)	516,000	88,860,360
Dynatrace, Inc. (a)	413,790	16,799,874
Electronic Arts, Inc. (a)	211,459	27,923,161
Fiserv, Inc. (a)	561,000	54,764,820
Five9, Inc. (a)	234,244	25,923,784
Guidewire Software, Inc. (a)	146,588	16,249,280
MongoDB, Inc. (a) (b)	93,844	21,240,651
MSCI, Inc.	78,715	26,276,641
Paycom Software, Inc. (a)	54,636	16,922,408
RingCentral, Inc. Class A (a)	127,489	36,335,640
Slack Technologies, Inc. Class A (a) (b)	471,000	14,643,390
Splunk, Inc. (a)	587,453	116,726,911
SS&C Technologies Holdings, Inc	331,000	18,694,880
Veeva Systems, Inc. Class A (a)	389,954	91,413,017
Workday, Inc. Class A (a)	233,000	43,654,880

MassMutual Select Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zynga, Inc. Class A (a)	2,073,000	$19,776,420
		932,953,288
		1,647,211,004
Utilities — 1.0%
Electric — 0.8%
Eversource Energy	189,000	15,738,030
Sempra Energy	422,000	49,471,060
		65,209,090
Gas — 0.2%
Atmos Energy Corp.	211,519	21,063,062
		86,272,152

TOTAL COMMON STOCK (Cost $6,443,177,765)		8,121,618,113

Preferred Stock — 0.3%
Communications — 0.1%
Internet — 0.1%
Roofoods, Ltd., Series F (Acquired 9/12/17, Cost $5,955,543) (a) (c) (d) (e)	16,844	6,546,421
Roofoods, Ltd., Series G (Acquired 9/12/17, Cost $5,955,543) (a) (c) (d) (e)	630	263,278
		6,809,699
Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.2%
Rivian Automotive, Inc. Series D (Acquired 12/23/19, Cost $11,560,694) (a) (c) (d) (e)	1,076,014	11,560,694
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Wework Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $1,394,302) (a) (c) (d) (e)	83,736	—
Wework Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $1,095,513) (a) (c) (d) (e)	65,792	—
		0
Technology — 0.0%
Software — 0.0%
DoorDash, Inc., Series H (Acquired 6/17/20, Cost $2,291,178) (a) (c) (d) (e)	9,982	2,291,178

TOTAL PREFERRED STOCK (Cost $22,560,508)		20,661,571

TOTAL EQUITIES (Cost $6,465,738,273)		8,142,279,684

Mutual Funds — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (f)	28,451,997	28,451,997

TOTAL MUTUAL FUNDS (Cost $28,451,997)		28,451,997

TOTAL LONG-TERM INVESTMENTS (Cost $6,494,190,270)		8,170,731,681

Short-Term Investments — 2.4%
Mutual Fund — 1.8%
T. Rowe Price Treasury Reserve Fund	153,732,266	153,732,266

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (g)	$49,795,163	49,795,163

TOTAL SHORT-TERM INVESTMENTS (Cost $203,527,429)		203,527,429

TOTAL INVESTMENTS — 100.3% (Cost $6,697,717,699) (h)		8,374,259,110

Other Assets/(Liabilities) — (0.3)%		(28,196,277)

NET ASSETS — 100.0%		$8,346,062,833

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $291,942,775 or 3.50% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $266,000,016 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $26,602,883 or 0.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $26,602,883 or 0.32% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $49,795,163. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $50,791,255.

Notes to Portfolio of Investments (Continued)

(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.4%

Common Stock — 97.2%
Basic Materials — 0.9%
Chemicals — 0.5%
Cabot Corp.	31,618	$1,171,447
Ingevity Corp. (a)	23,542	1,237,603
Methanex Corp.	33,877	612,496
		3,021,546
Iron & Steel — 0.2%
Carpenter Technology Corp.	33,409	811,171
Mining — 0.2%
SSR Mining, Inc. (a) (b)	55,728	1,188,678
		5,021,395
Communications — 4.2%

Internet — 2.5%
Cardlytics, Inc. (a) (b)	34,980	2,447,900
Cogent Communications Holdings, Inc.	16,093	1,244,954
Mimecast Ltd. (a)	69,210	2,883,289
Perficient, Inc. (a)	37,928	1,357,064
Q2 Holdings, Inc. (a) (b)	39,120	3,356,105
Roku, Inc. (a) (b)	16,691	1,945,002
Stamps.com, Inc. (a)	4,726	868,119
Veracode, Inc. (Escrow Shares) (Acquired 8/26/14, Cost $57,059) (a) (c) (d) (e)	30,294	16,480
		14,118,913
Media — 1.1%
Cable One, Inc.	2,200	3,904,670
The New York Times Co. Class A	51,811	2,177,616
		6,082,286
Telecommunications — 0.6%
Ciena Corp. (a)	26,293	1,424,029
PagerDuty, Inc. (a) (b)	68,454	1,959,154
		3,383,183
		23,584,382
Consumer, Cyclical — 14.7%
Apparel — 1.4%
Deckers Outdoor Corp. (a)	11,091	2,178,161
Skechers U.S.A., Inc. Class A (a)	53,320	1,673,182
Steven Madden Ltd.	62,977	1,554,902
Wolverine World Wide, Inc.	103,147	2,455,930
		7,862,175
Auto Parts & Equipment — 0.2%
Visteon Corp. (a)	18,902	1,294,787
Distribution & Wholesale — 1.3%
Pool Corp.	17,931	4,874,901
SiteOne Landscape Supply, Inc. (a)	20,203	2,302,536
		7,177,437
Entertainment — 1.2%
Churchill Downs, Inc.	16,463	2,192,049
Cinemark Holdings, Inc. (b)	85,333	985,596
DraftKings, Inc. PIPE (Acquired 8/22/17-6/23/20, Cost $1,591,067) (a) (d) (e)	87,092	2,807,794
Penn National Gaming, Inc. (a) (b)	32,900	1,004,766
		6,990,205
Home Builders — 1.6%
Cavco Industries, Inc. (a)	10,659	2,055,588
KB Home	57,548	1,765,573
Skyline Champion Corp. (a)	149,997	3,650,927
Thor Industries, Inc. (b)	16,801	1,789,810
		9,261,898
Leisure Time — 2.8%
Acushnet Holdings Corp.	62,132	2,161,572
BRP, Inc. (b)	53,370	2,276,166
Fox Factory Holding Corp. (a) (b)	45,946	3,795,599
Planet Fitness, Inc. Class A (a)	43,363	2,626,497
Polaris, Inc.	13,997	1,295,422
YETI Holdings, Inc. (a)	82,202	3,512,492
		15,667,748
Lodging — 0.3%
Choice Hotels International, Inc. (b)	20,533	1,620,054
Retail — 5.9%
BJ's Wholesale Club Holdings, Inc. (a)	37,680	1,404,334
BMC Stock Holdings, Inc. (a)	129,862	3,264,731
Boot Barn Holdings, Inc. (a) (b)	51,361	1,107,343
Casey's General Stores, Inc.	6,564	981,449
FirstCash, Inc.	20,758	1,400,750
Five Below, Inc. (a) (b)	40,221	4,300,027
Floor & Decor Holdings, Inc. Class A (a)	38,395	2,213,472
Freshpet, Inc. (a)	49,581	4,147,947
La-Z-Boy, Inc.	56,688	1,533,977
Nu Skin Enterprises, Inc. Class A	42,628	1,629,668
Ollie's Bargain Outlet Holdings, Inc. (a)	16,906	1,650,871
Papa John's International, Inc.	10,653	845,955
Rush Enterprises, Inc. Class A	70,901	2,939,555
Texas Roadhouse, Inc.	3,600	189,252
Vroom, Inc. (a)	26,144	1,363,148

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wingstop, Inc.	29,864	$4,150,200
		33,122,679
		82,996,983
Consumer, Non-cyclical — 30.0%
Beverages — 0.4%
The Boston Beer Co., Inc. Class A (a)	4,181	2,243,734
Biotechnology — 7.6%
ACADIA Pharmaceuticals, Inc. (a) (b)	23,918	1,159,305
Acceleron Pharma, Inc. (a) (b)	24,859	2,368,317
Akouos, Inc. (a)	3,100	69,750
Allakos, Inc. (a) (b)	11,017	791,682
Amicus Therapeutics, Inc. (a)	198,433	2,992,370
Apellis Pharmaceuticals, Inc. (a) (b)	77,315	2,525,108
Arena Pharmaceuticals, Inc. (a)	44,562	2,805,178
Ascendis Pharma A/S ADR (a)	5,167	764,199
Biohaven Pharmaceutical Holding Co. Ltd. (a)	11,460	837,841
Blueprint Medicines Corp. (a)	23,746	1,852,188
ChemoCentryx, Inc. (a)	30,521	1,756,178
Constellation Pharmaceuticals, Inc. (a)	43,934	1,320,217
CRISPR Therapeutics AG (a) (b)	22,997	1,690,049
Deciphera Pharmaceuticals, Inc. (a)	16,740	999,713
Dicerna Pharmaceuticals, Inc. (a)	43,882	1,114,603
Epizyme, Inc. (a) (b)	55,385	889,483
ImmunoGen, Inc. (a)	181,259	833,791
Iovance Biotherapeutics, Inc. (a)	32,628	895,639
Karyopharm Therapeutics, Inc. (a) (b)	35,424	670,931
Kodiak Sciences, Inc. (a) (b)	28,465	1,540,526
Livongo Health, Inc. (a) (b)	47,553	3,575,510
Mersana Therapeutics, Inc. (a)	42,897	1,003,790
Mirati Therapeutics, Inc. (a) (b)	14,492	1,654,552
NeoGenomics, Inc. (a) (b)	57,377	1,777,539
PTC Therapeutics, Inc. (a)	23,672	1,201,117
RAPT Therapeutics, Inc. (a)	16,624	482,428
Theravance Biopharma, Inc. (a) (b)	33,737	708,140
Turning Point Therapeutics, Inc. (a)	12,531	809,377
Veracyte, Inc. (a) (b)	50,241	1,301,242
Y-mAbs Therapeutics, Inc. (a)	58,202	2,514,326
		42,905,089
Commercial Services — 5.7%
2U, Inc. (a) (b)	46,526	1,766,127
Avalara, Inc. (a)	38,779	5,161,097
Bright Horizons Family Solutions, Inc. (a)	9,664	1,132,621
Cardtronics PLC Class A (a)	57,457	1,377,819
Chegg, Inc. (a)	50,879	3,422,121
Euronet Worldwide, Inc. (a)	11,778	1,128,568
Green Dot Corp. Class A (a)	14,100	692,028
Herc Holdings, Inc. (a)	14,000	430,220
HMS Holdings Corp. (a)	50,371	1,631,517
Liveramp Holdings, Inc. (a)	47,677	2,024,842
Monro, Inc.	21,211	1,165,332
Paylocity Holding Corp. (a)	24,384	3,557,382
Strategic Education, Inc.	24,173	3,714,181
TriNet Group, Inc. (a) (b)	79,051	4,817,368
		32,021,223
Foods — 0.7%
Grocery Outlet Holding Corp. (a)	43,329	1,767,823
Performance Food Group Co. (a)	37,530	1,093,624
Sanderson Farms, Inc.	9,283	1,075,807
		3,937,254
Health Care – Products — 9.7%
10X Genomics, Inc. Class A (a)	8,101	723,500
Avanos Medical, Inc. (a)	41,041	1,206,195
Bio-Techne Corp.	8,741	2,308,236
CareDx, Inc. (a)	53,010	1,878,144
Globus Medical, Inc. Class A (a)	73,589	3,510,931
Haemonetics Corp. (a)	28,282	2,532,936
Hill-Rom Holdings, Inc.	10,746	1,179,696
Inspire Medical Systems, Inc. (a) (b)	33,012	2,872,704
Insulet Corp. (a)	32,870	6,385,326
Integer Holdings Corp. (a)	10,499	766,952
iRhythm Technologies, Inc. (a)	22,176	2,569,977
Kangji Medical Holdings Ltd. (a)	12,500	48,061
Masimo Corp. (a)	23,903	5,449,645
NanoString Technologies, Inc. (a) (b)	27,427	804,983
Novocure Ltd. (a)	22,537	1,336,444
Penumbra, Inc. (a) (b)	13,264	2,371,869
Quidel Corp. (a) (b)	23,368	5,228,356
Repligen Corp. (a)	42,720	5,280,619
Silk Road Medical, Inc. (a)	30,211	1,265,539
Tandem Diabetes Care, Inc. (a) (b)	69,433	6,868,312
		54,588,425
Health Care – Services — 3.7%
Acadia Healthcare Co., Inc. (a)	42,893	1,077,472
Addus HomeCare Corp. (a)	21,326	1,973,934
Amedisys, Inc. (a)	25,327	5,028,423
LHC Group, Inc. (a)	28,834	5,026,343
Medpace Holdings, Inc. (a)	23,182	2,156,390
Molina Healthcare, Inc. (a)	9,405	1,673,902
Teladoc Health, Inc. (a) (b)	19,613	3,742,945
		20,679,409
Pharmaceuticals — 2.2%
Agios Pharmaceuticals, Inc. (a)	23,383	1,250,523
Akebia Therapeutics, Inc. (a)	67,631	918,429
Global Blood Therapeutics, Inc. (a)	35,035	2,211,760
Heron Therapeutics, Inc. (a) (b)	52,879	777,850
MyoKardia, Inc. (a)	18,707	1,807,470
PRA Health Sciences, Inc. (a)	13,810	1,343,575
Principia Biopharma, Inc. (a)	10,308	616,315
Reata Pharmaceuticals, Inc. Class A (a) (b)	5,024	783,845
Revance Therapeutics, Inc. (a)	48,715	1,189,620
Tricida, Inc. (a) (b)	27,978	768,835

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UroGen Pharma Ltd. (a) (b)	28,596	$746,928
		12,415,150
		168,790,284
Energy — 1.4%
Energy – Alternate Sources — 1.1%
Atlantica Sustainable Infrastructure PLC (b)	52,118	1,516,634
First Solar, Inc. (a) (b)	76,605	3,791,947
SunPower Corp. (a) (b)	141,556	1,084,319
		6,392,900
Oil & Gas — 0.3%
Delek US Holdings, Inc. (b)	55,607	968,118
Viper Energy Partners LP	49,516	512,986
		1,481,104
		7,874,004
Financial — 11.8%
Banks — 2.7%
Ameris Bancorp	88,131	2,079,010
Atlantic Union Bankshares Corp.	63,302	1,466,074
BancorpSouth Bank	94,391	2,146,452
First Interstate BancSystem, Inc. Class A	48,906	1,514,130
National Bank Holdings Corp. Class A	55,419	1,496,313
Pinnacle Financial Partners, Inc.	36,098	1,515,755
Seacoast Banking Corp. of Florida (a)	69,157	1,410,803
Western Alliance Bancorp	95,822	3,628,779
		15,257,316
Diversified Financial Services — 3.4%
Air Lease Corp.	44,911	1,315,443
Ares Management Corp. Class A	44,285	1,758,115
Cohen & Steers, Inc.	21,966	1,494,787
Hamilton Lane, Inc. Class A	68,722	4,629,801
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	100,207	2,851,891
LPL Financial Holdings, Inc.	42,918	3,364,771
PRA Group, Inc. (a) (b)	91,417	3,534,181
		18,948,989
Insurance — 2.0%
Assured Guaranty Ltd.	48,300	1,179,003
eHealth, Inc. (a)	19,649	1,930,318
James River Group Holdings Ltd.	41,297	1,858,365
Kemper Corp.	24,224	1,756,724
Kinsale Capital Group, Inc. (b)	13,127	2,037,442
Selective Insurance Group, Inc.	26,668	1,406,470
Third Point Reinsurance Ltd. (a)	152,159	1,142,714
		11,311,036
Private Equity — 0.2%
Kennedy-Wilson Holdings, Inc.	82,944	1,262,408
Real Estate — 0.5%
McGrath RentCorp	25,526	1,378,659
Redfin Corp. (a) (b)	34,023	1,425,904
		2,804,563
Real Estate Investment Trusts (REITS) — 2.2%
Essential Properties Realty Trust, Inc. (b)	173,667	2,577,218
First Industrial Realty Trust, Inc.	66,936	2,573,020
JBG SMITH Properties	43,832	1,296,112
Life Storage, Inc.	18,174	1,725,621
PotlatchDeltic Corp.	57,000	2,167,710
PS Business Parks, Inc.	9,950	1,317,380
Xenia Hotels & Resorts, Inc.	82,204	766,964
		12,424,025
Savings & Loans — 0.8%
OceanFirst Financial Corp. (b)	89,567	1,579,066
Sterling Bancorp	263,925	3,093,201
		4,672,267
		66,680,604
Industrial — 15.9%
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc. (a)	91,862	3,641,410
Mercury Systems, Inc. (a)	39,058	3,072,302
		6,713,712
Building Materials — 1.8%
The AZEK Co., Inc. (a)	26,475	843,493
Louisiana-Pacific Corp.	61,052	1,565,984
Simpson Manufacturing Co., Inc.	17,608	1,485,411
SPX Corp. (a)	35,997	1,481,277
Summit Materials, Inc. Class A (a)	63,437	1,020,067
Trex Co., Inc. (a)	27,350	3,557,414
		9,953,646
Electrical Components & Equipment — 1.5%
EnerSys	26,442	1,702,336
Generac Holdings, Inc. (a)	17,677	2,155,356
Novanta, Inc. (a)	41,797	4,462,666
		8,320,358
Electronics — 0.5%
II-VI, Inc. (a) (b)	40,994	1,935,737
Watts Water Technologies, Inc. Class A	14,369	1,163,889
		3,099,626
Engineering & Construction — 0.8%
Comfort Systems USA, Inc.	45,799	1,866,309

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TopBuild Corp. (a)	21,746	$2,474,043
		4,340,352
Environmental Controls — 1.5%
Casella Waste Systems, Inc. Class A (a)	74,924	3,905,039
Clean Harbors, Inc. (a)	43,928	2,634,801
Tetra Tech, Inc.	22,929	1,814,143
		8,353,983
Hand & Machine Tools — 0.6%
Kennametal, Inc.	120,052	3,446,693
Machinery – Construction & Mining — 0.6%
Argan, Inc.	74,640	3,536,443
Machinery – Diversified — 1.5%
Chart Industries, Inc. (a)	78,478	3,805,398
Curtiss-Wright Corp.	29,229	2,609,565
SPX FLOW, Inc. (a)	50,059	1,874,209
		8,289,172
Metal Fabricate & Hardware — 2.1%
Advanced Drainage Systems, Inc.	143,078	7,068,053
Rexnord Corp.	164,831	4,804,824
		11,872,877
Miscellaneous - Manufacturing — 2.0%
Axon Enterprise, Inc. (a)	10,735	1,053,426
Enerpac Tool Group Corp.	80,009	1,408,158
Federal Signal Corp.	59,621	1,772,532
ITT, Inc.	90,869	5,337,645
John Bean Technologies Corp.	16,592	1,427,244
		10,999,005
Packaging & Containers — 0.4%
Graphic Packaging Holding Co.	177,149	2,478,315
Transportation — 1.2%
CryoPort, Inc. (a) (b)	55,385	1,675,396
Kirby Corp. (a)	26,155	1,400,862
Saia, Inc. (a)	31,519	3,504,282
		6,580,540
Trucking & Leasing — 0.2%
GATX Corp.	21,675	1,321,742
		89,306,464
Technology — 18.1%
Computers — 2.2%
CACI International, Inc. Class A (a)	5,198	1,127,342
Endava PLC Sponsored ADR (a)	29,942	1,446,199
Globant SA (a)	13,931	2,087,560
Kornit Digital Ltd. (a) (b)	53,405	2,850,759
Lumentum Holdings, Inc. (a)	10,811	880,340
Rapid7, Inc. (a) (b)	75,016	3,827,316
		12,219,516
Semiconductors — 5.7%
ACM Research, Inc. Class A (a) (b)	30,800	1,920,688
Entegris, Inc.	93,767	5,536,941
Inphi Corp. (a)	20,557	2,415,448
Lattice Semiconductor Corp. (a)	206,124	5,851,860
MKS Instruments, Inc.	47,797	5,412,532
Monolithic Power Systems, Inc.	24,070	5,704,590
Power Integrations, Inc.	5,970	705,236
Tower Semiconductor Ltd. (a)	241,077	4,602,160
		32,149,455
Software — 10.2%
1Life Healthcare, Inc. (a) (b)	57,988	2,106,124
Alteryx, Inc. Class A (a) (b)	24,117	3,961,941
Bandwidth, Inc. Class A (a)	32,351	4,108,577
Bill.com Holdings, Inc. (a)	11,084	999,888
Cloudera, Inc. (a) (b)	125,905	1,601,512
Coupa Software, Inc. (a) (b)	16,449	4,557,031
Envestnet, Inc. (a)	15,329	1,127,295
Five9, Inc. (a)	54,688	6,052,321
Health Catalyst, Inc. (a)	51,835	1,512,027
HubSpot, Inc. (a)	25,954	5,822,780
j2 Global, Inc. (b)	17,212	1,087,970
Manhattan Associates, Inc. (a)	47,403	4,465,362
ManTech International Corp. Class A	30,671	2,100,657
MongoDB, Inc. (a) (b)	21,992	4,977,669
Omnicell, Inc. (a)	57,413	4,054,506
Phreesia, Inc. (a)	40,985	1,159,056
Smartsheet, Inc. Class A (a)	18,285	931,072
Sprout Social, Inc. Class A (a)	27,533	743,391
SVMK, Inc. (a)	101,430	2,387,662
Zynga, Inc. Class A (a)	396,453	3,782,162
		57,539,003
		101,907,974
Utilities — 0.2%
Electric — 0.2%
Portland General Electric Co.	31,429	1,314,046

TOTAL COMMON STOCK (Cost $459,149,897)		547,476,136

Preferred Stock — 0.2%
Communications — 0.1%
Internet — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $650,636) (a) (c) (d) (e)	14,220	583,731

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 0.1%
Software — 0.1%
MarkLogic Corp., Series F (Acquired 4/27/15, Cost $894,502) (a) (c) (d) (e)	77,018	$715,497

TOTAL PREFERRED STOCK (Cost $1,545,139)		1,299,228

TOTAL EQUITIES (Cost $460,695,036)		548,775,364

Warrants — 0.0%

Consumer, Cyclical — 0.0%
Entertainment — 0.0%
DraftKings, Inc. PIPE (Acquired 4/23/20, Cost $0) (a) (d) (e)	611	9,348

TOTAL WARRANTS (Cost $0)		9,348

Mutual Funds — 2.1%
Diversified Financial Services — 2.1%
iShares Russell 2000 Growth Index Fund (b)	17,860	3,694,698
iShares Russell 2000 Index Fund (b)	10,548	1,510,263
State Street Navigator Securities Lending Prime Portfolio (f)	6,663,741	6,663,741

TOTAL MUTUAL FUNDS (Cost $11,450,877)		11,868,702

TOTAL LONG-TERM INVESTMENTS (Cost $472,145,913)		560,653,414

	Principal Amount
Short-Term Investments — 2.0%

Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (g)	$11,216,920	11,216,920

TOTAL SHORT-TERM INVESTMENTS (Cost $11,216,920)		11,216,920

TOTAL INVESTMENTS — 101.5% (Cost $483,362,833) (h)		571,870,334

Other Assets/(Liabilities) — (1.5)%		(8,708,641)

NET ASSETS — 100.0%		$563,161,693

Abbreviation Legend

ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $90,432,634 or 16.06% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $83,990,497 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $4,132,850 or 0.73% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $4,132,850 or 0.73% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $11,216,920. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $11,441,444.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MM MSCI EAFE International Index Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.5%

Common Stock — 96.9%
Australia — 6.5%
Afterpay Ltd. (a)	3,289	$141,750
The AGL Energy Ltd.	10,497	123,802
AMP Ltd. (a)	53,650	68,782
Ampol Ltd.	3,848	78,169
APA Group	18,305	140,955
Aristocrat Leisure Ltd.	8,860	156,690
ASX Ltd.	3,068	181,291
Aurizon Holdings Ltd.	31,429	107,007
AusNet Services	29,454	33,976
Australia & New Zealand Banking Group Ltd.	43,730	565,917
BHP Group Ltd.	45,735	1,134,996
BlueScope Steel Ltd.	7,966	64,609
Brambles Ltd.	23,170	174,305
CIMIC Group Ltd. (b)	1,649	27,626
Coca-Cola Amatil Ltd.	8,486	50,869
Cochlear Ltd.	1,022	133,351
Coles Group Ltd.	20,359	241,843
Commonwealth Bank of Australia	27,338	1,316,583
Computershare Ltd.	7,899	72,583
Crown Resorts Ltd.	6,282	41,982
CSL Ltd.	7,031	1,393,917
Dexus	16,500	105,148
Evolution Mining Ltd.	23,742	94,916
Fortescue Metals Group Ltd.	26,614	255,367
Goodman Group	25,370	261,102
The GPT Group	30,881	89,276
Insurance Australia Group Ltd.	35,483	141,839
Lendlease Group	9,817	84,250
Macquarie Group Ltd.	5,195	427,621
Magellan Financial Group Ltd.	1,974	80,348
Medibank Pvt. Ltd.	44,277	91,605
Mirvac Group	61,133	92,021
National Australia Bank Ltd.	49,316	623,503
Newcrest Mining Ltd.	12,748	284,220
Northern Star Resources Ltd.	10,919	103,933
Orica Ltd.	6,092	70,040
Origin Energy Ltd.	27,095	109,759
Qantas Airways Ltd. (a) (c)	2,580	6,730
Qantas Airways Ltd.	10,321	27,038
QBE Insurance Group Ltd.	21,499	132,167
Ramsay Health Care Ltd.	2,664	122,793
REA Group Ltd. (b)	820	61,373
Rio Tinto Ltd.	5,698	386,372
Santos Ltd.	27,656	101,689
Scentre Group	82,953	124,910
SEEK Ltd.	5,258	79,804
Sonic Healthcare Ltd.	6,855	144,716
South32 Ltd.	75,462	106,853
Stockland	37,724	86,650
Suncorp Group Ltd.	19,472	124,667
Sydney Airport	17,221	67,521
Tabcorp Holdings Ltd.	32,375	75,815
Telstra Corp. Ltd.	63,908	138,346
TPG Telecom Ltd. (a)	6,332	38,891
Transurban Group	42,384	413,884
Treasury Wine Estates Ltd.	12,018	86,999
Tuas Ltd. (a)	3,166	1,475
Vicinity Centres	47,238	46,844
Washington H Soul Pattinson & Co. Ltd. (b)	1,775	24,069
Wesfarmers Ltd.	17,338	538,513
Westpac Banking Corp.	55,677	693,542
WiseTech Global Ltd. (b)	2,222	29,718
Woodside Petroleum Ltd.	14,512	218,097
Woolworths Group Ltd.	20,045	516,920
		13,562,347
Austria — 0.2%
ANDRITZ AG (a)	1,224	44,515
Erste Group Bank AG (a)	4,198	98,649
OMV AG	2,362	78,861
Raiffeisen Bank International AG	2,364	42,050
Verbund AG	1,145	51,210
voestalpine AG	1,860	39,962
		355,247
Belgium — 0.9%
Ageas	2,848	100,728
Anheuser-Busch InBev SA	11,808	581,976
Colruyt SA	850	46,740
Elia Group SA/NV (b)	420	45,541
Galapagos NV (a)	654	128,386
Groupe Bruxelles Lambert SA	1,259	105,489
KBC Group NV	3,897	223,196
Proximus SADP	2,511	51,131
Sofina SA	211	55,642
Solvay SA	1,123	89,795
Telenet Group Holding NV	750	30,841
UCB SA	1,984	229,646
Umicore SA	3,121	146,747
		1,835,858
Bermuda — 0.2%
CK Infrastructure Holdings Ltd.	8,500	43,794
Dairy Farm International Holdings Ltd.	3,400	15,834
Hongkong Land Holdings Ltd.	17,600	72,848
Jardine Matheson Holdings Ltd.	3,500	146,263
Jardine Strategic Holdings Ltd.	3,400	73,390
Kerry Properties Ltd.	11,000	28,420
NWS Holdings Ltd.	26,368	22,781
		403,330
Cayman Islands — 0.6%
ASM Pacific Technology Ltd.	4,000	42,277

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BeiGene Ltd. ADR (a)	611	$115,112
Budweiser Brewing Co. APAC Ltd. (d)	25,900	75,246
CK Asset Holdings Ltd.	40,245	239,316
CK Hutchison Holdings Ltd.	42,745	274,018
Melco Resorts & Entertainment Ltd. ADR	3,316	51,464
Sands China Ltd.	38,000	148,702
WH Group Ltd. (d)	151,572	130,077
Wharf Real Estate Investment Co. Ltd.	26,000	124,083
Wynn Macau Ltd.	22,800	39,610
		1,239,905
Denmark — 2.3%
Ambu A/S Class B (b)	2,507	78,797
AP Moller - Maersk A/S Class A	51	55,314
AP Moller - Maersk A/S Class B	98	114,083
Carlsberg A/S Class B	1,623	214,398
Chr Hansen Holding A/S	1,592	164,105
Coloplast A/S Class B	1,840	285,253
Danske Bank A/S (a)	10,450	138,995
Demant A/S (a) (b)	1,774	46,749
DSV PANALPINA A/S	3,283	400,512
Genmab A/S (a)	1,009	337,532
GN Store Nord A/S	1,878	99,996
H Lundbeck A/S	1,147	43,109
Novo Nordisk A/S Class B	27,433	1,775,222
Novozymes A/S Class B	3,273	189,144
Orsted A/S (d)	2,940	339,070
Pandora A/S	1,593	86,479
Tryg A/S	1,868	54,046
Vestas Wind Systems A/S	3,157	321,241
		4,744,045
Finland — 1.2%
Elisa OYJ	2,207	134,152
Fortum OYJ	7,048	133,710
Kone OYJ Class B	5,367	368,803
Metso OYJ	1,689	55,272
Neste OYJ	6,523	254,754
Nokia OYJ	86,561	379,081
Nordea Bank Abp (a)	49,498	341,135
Orion OYJ Class B	1,659	80,207
Sampo OYJ Class A	7,402	254,304
Stora Enso OYJ Class R	9,355	111,561
UPM-Kymmene OYJ	8,311	239,839
Wartsila OYJ Abp	7,010	57,864
		2,410,682
France — 10.0%
Accor SA (a)	2,891	78,442
Aeroports de Paris	476	48,802
Air Liquide SA	7,323	1,055,163
Alstom SA	2,922	135,721
Amundi SA (a) (d)	936	73,213
Arkema SA	1,063	101,513
Atos SE (a)	1,529	130,139
AXA SA (b)	30,021	626,511
BioMerieux	660	90,618
BNP Paribas SA (a)	17,453	691,891
Bollore SA	12,570	39,423
Bouygues SA (a)	3,401	116,015
Bureau Veritas SA (a)	4,615	97,234
Capgemini SE	2,494	285,290
Carrefour SA	9,134	141,004
Casino Guichard Perrachon SA	651	24,113
Cie de Saint-Gobain (a)	8,054	289,481
Cie Generale des Etablissements Michelin SCA	2,588	268,107
CNP Assurances (a)	2,465	28,326
Covivio	751	54,352
Credit Agricole SA (a)	18,220	172,102
Danone SA	9,567	661,094
Dassault Aviation SA (a)	40	36,829
Dassault Systemes SE	2,089	360,026
Edenred	3,969	173,393
Eiffage SA (a)	1,270	115,959
Electricite de France SA	9,767	89,944
Engie SA (a)	28,115	347,032
EssilorLuxottica SA (a)	4,393	563,048
Eurazeo SE (a)	586	30,009
Faurecia SE (a)	1,104	43,042
Gecina SA	692	85,422
Getlink SE (a)	6,660	95,984
Hermes International	496	413,973
ICADE	432	30,056
Iliad SA	231	45,023
Ingenico Group SA (a)	972	154,782
Ipsen SA	600	50,948
JCDecaux SA (a)	1,295	24,053
Kering SA	1,174	637,681
Klepierre	3,190	63,471
L'Oreal SA (a)	3,893	1,248,057
La Francaise des Jeux SAEM (b) (d)	1,091	33,619
Legrand SA	4,135	313,755
LVMH Moet Hennessy Louis Vuitton SE	4,305	1,885,585
Natixis SA (a)	13,748	35,820
Orange SA	30,503	364,394
Orpea	750	86,628
Pernod Ricard SA	3,277	515,044
Peugeot SA (a) (b)	9,186	149,112
Publicis Groupe SA	3,420	110,557
Remy Cointreau SA (b)	358	48,711
Renault SA (a)	2,931	74,191
Safran SA (a)	4,986	498,761
Sanofi	17,478	1,778,194
Sartorius Stedim Biotech	456	115,101
Schneider Electric SE	8,580	951,245
SCOR SE (a)	2,489	68,118
SEB SA	355	58,614
Societe Generale SA (a)	12,605	209,708
Sodexo SA	1,339	90,450
Suez SA	5,173	60,569
Teleperformance	909	230,453
Thales SA	1,630	131,481
Total SA	38,329	1,459,936
Ubisoft Entertainment SA (a)	1,424	117,280

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Unibail Rodamco Westfield	11,160	$31,208
Unibail Rodamco Westfield (b)	1,582	88,986
Valeo SA	3,457	90,553
Veolia Environnement SA	8,471	190,265
Vinci SA	7,987	734,474
Vivendi SA	12,759	327,028
Wendel SE	408	38,848
Worldline SA (a) (d)	2,168	187,308
		20,893,282
Germany — 8.3%
adidas AG (a)	2,947	770,993
Allianz SE Registered	6,473	1,320,322
BASF SE	14,169	791,763
Bayer AG Registered	15,216	1,116,848
Bayerische Motoren Werke AG	5,186	330,395
Beiersdorf AG	1,581	179,372
Brenntag AG	2,403	126,150
Carl Zeiss Meditec AG (a)	636	61,971
Commerzbank AG (a)	15,321	68,212
Continental AG (a)	1,699	165,949
Covestro AG (a) (d)	2,666	101,178
Daimler AG Registered	13,248	536,988
Delivery Hero AG (a) (d)	1,947	198,374
Deutsche Bank AG Registered (a)	30,155	285,929
Deutsche Boerse AG	2,952	533,571
Deutsche Lufthansa AG Registered (a)	3,437	34,443
Deutsche Post AG Registered	15,326	559,087
Deutsche Telekom AG Registered	51,557	862,415
Deutsche Wohnen SE	5,277	236,730
E.ON SE	34,758	390,776
Evonik Industries AG	3,299	83,574
Fraport AG Frankfurt Airport Services Worldwide (a)	688	29,979
Fresenius Medical Care AG & Co. KGaA	3,280	279,645
Fresenius SE & Co. KGaA	6,455	318,624
GEA Group AG	2,370	74,796
Hannover Rueck SE	951	163,575
HeidelbergCement AG	2,258	120,309
Henkel AG & Co. KGaA	1,644	136,626
HOCHTIEF AG	407	36,023
Infineon Technologies AG	19,509	455,989
KION Group AG	1,005	61,697
Knorr-Bremse AG	758	76,695
LANXESS AG	1,262	66,337
LEG Immobilien AG	1,032	130,929
Merck KGaA	2,000	231,859
METRO AG	2,772	26,189
MTU Aero Engines AG (a)	839	145,002
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,237	580,558
Nemetschek SE	816	55,987
Puma SE (a)	980	75,773
Puma SE (a)	367	28,301
RWE AG	8,968	313,735
SAP SE	16,173	2,251,209
Scout24 AG (d)	1,602	124,516
Siemens AG Registered	11,863	1,393,519
Siemens Healthineers AG (d)	2,440	116,856
Symrise AG	2,061	239,116
Teamviewer AG (a) (d)	1,978	107,916
Telefonica Deutschland Holding AG	14,616	43,113
thyssenkrupp AG (a)	6,262	44,285
Uniper SE	3,084	99,529
United Internet AG Registered	1,638	69,118
Volkswagen AG	442	70,944
Vonovia SE	7,941	486,440
Zalando SE (a) (d)	2,421	170,266
		17,380,495
Hong Kong — 2.5%
AIA Group Ltd.	187,780	1,747,681
The Bank of East Asia Ltd.	19,595	44,791
BOC Hong Kong Holdings Ltd.	57,500	182,566
CLP Holdings Ltd.	25,499	249,705
Galaxy Entertainment Group Ltd.	34,000	230,855
Hang Lung Properties Ltd.	33,000	78,231
Hang Seng Bank Ltd.	11,800	199,235
Henderson Land Development Co. Ltd.	22,325	84,543
HK Electric Investments & HK Electric Investments Ltd. Class SS	33,706	35,015
HKT Trust & HKT Ltd.	57,840	85,018
Hong Kong & China Gas Co. Ltd.	166,753	257,866
Hong Kong Exchanges & Clearing Ltd.	18,581	791,898
Link REIT	31,923	260,485
MTR Corp. Ltd.	24,028	124,281
New World Development Co. Ltd.	23,722	112,753
PCCW Ltd.	71,136	40,589
Power Assets Holdings Ltd.	21,500	116,752
Sino Land Co. Ltd.	50,341	63,385
SJM Holdings Ltd.	34,000	38,010
Sun Hung Kai Properties Ltd.	20,758	264,544
Swire Pacific Ltd. Class A	8,000	42,316
Swire Properties Ltd.	17,196	43,670
Techtronic Industries Co. Ltd.	21,403	208,802
		5,302,991
Ireland — 0.8%
CRH PLC	12,067	412,726
DCC PLC	1,568	130,588
Flutter Entertainment PLC (a) (b)	2,377	312,012
James Hardie Industries PLC	7,033	134,241
Kerry Group PLC Class A	2,500	311,017
Kingspan Group PLC	2,318	149,174
Smurfit Kappa Group PLC	3,496	116,664
		1,566,422
Israel — 0.6%
Azrieli Group Ltd.	718	32,521
Bank Hapoalim B.M.	17,418	104,327
Bank Leumi Le-Israel BM	22,370	112,717
Check Point Software Technologies Ltd. (a)	1,912	205,406
CyberArk Software Ltd. (a)	600	59,562
Elbit Systems Ltd.	414	56,979
Israel Chemicals Ltd.	11,207	33,360
Israel Discount Bank Ltd. Class A	17,833	54,567
Mizrahi Tefahot Bank Ltd.	2,307	43,424

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nice Ltd. (a)	953	$180,022
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	16,705	205,973
Wix.com Ltd. (a)	783	200,620
		1,289,478
Italy — 1.8%
Assicurazioni Generali SpA	17,269	260,979
Atlantia SpA (a) (b)	7,780	124,779
Davide Campari-Milano SpA	8,680	73,050
DiaSorin SpA	371	70,968
Enel SpA	126,146	1,086,769
Eni SpA	39,493	376,063
FinecoBank Banca Fineco SpA (a)	9,228	124,348
Infrastrutture Wireless Italiane SpA (d)	3,035	30,392
Intesa Sanpaolo SpA (a)	232,461	444,084
Leonardo SpA	6,438	42,594
Mediobanca Banca di Credito Finanziario SpA	9,657	69,194
Moncler SpA (a)	2,891	110,386
Nexi SpA (a) (d)	4,455	76,958
Pirelli & C SpA (a) (d)	6,657	28,195
Poste Italiane SpA (d)	8,592	74,606
Prysmian SpA	3,656	84,573
Recordati SpA	1,619	80,778
Snam SpA	32,622	158,669
Telecom Italia SpA (b)	148,473	58,258
Terna Rete Elettrica Nazionale SpA	22,183	152,301
UniCredit SpA (a)	33,113	303,997
		3,831,941
Japan — 24.8%
ABC-Mart, Inc.	500	29,253
Acom Co. Ltd.	6,300	24,014
Advantest Corp.	3,100	176,083
Aeon Co. Ltd.	10,100	234,594
Aeon Mall Co. Ltd.	1,500	19,900
AGC, Inc. (b)	2,900	82,495
Air Water, Inc.	2,800	39,494
Aisin Seiki Co. Ltd.	2,600	75,768
Ajinomoto Co. Inc.	7,000	116,298
Alfresa Holdings Corp.	3,100	64,536
Amada Holdings Co. Ltd.	4,900	40,050
ANA Holdings, Inc. (a)	1,700	38,662
Aozora Bank Ltd. (b)	1,900	33,077
Asahi Group Holdings Ltd. (b)	6,000	210,199
Asahi Intecc Co. Ltd.	2,800	79,563
Asahi Kasei Corp.	19,700	160,054
Astellas Pharma, Inc.	28,900	481,088
Bandai Namco Holdings, Inc.	3,100	162,924
The Bank of Kyoto Ltd.	800	28,350
Benesse Holdings, Inc.	1,100	29,580
Bridgestone Corp. (b)	8,200	263,837
Brother Industries Ltd.	3,600	64,870
Calbee, Inc.	1,300	35,948
Canon, Inc. (b)	15,200	302,404
Casio Computer Co. Ltd.	3,200	55,533
Central Japan Railway Co.	2,300	356,034
Century Tokyo Leasing Corp.	700	35,796
The Chiba Bank Ltd.	8,000	37,708
Chubu Electric Power Co. Inc.	10,200	128,298
Chugai Pharmaceutical Co. Ltd.	10,400	555,954
The Chugoku Electric Power Co., Inc.	4,100	54,745
Coca-Cola Bottlers Japan Holdings, Inc. (b)	2,100	38,061
Concordia Financial Group Ltd.	17,400	55,702
Cosmos Pharmaceutical Corp.	300	45,979
CyberAgent, Inc.	1,500	73,585
Dai Nippon Printing Co. Ltd.	3,900	89,326
Dai-ichi Life Holdings, Inc.	16,800	200,084
Daicel Corp.	3,800	29,362
Daifuku Co. Ltd.	1,600	139,788
Daiichi Sankyo Co. Ltd.	8,800	718,667
Daikin Industries Ltd.	3,900	627,144
Daito Trust Construction Co. Ltd.	1,100	101,068
Daiwa House Industry Co. Ltd.	8,800	207,554
Daiwa House REIT Investment Corp.	36	84,787
Daiwa Securities Group, Inc.	20,900	87,189
Denso Corp.	6,700	261,376
Dentsu Group, Inc.	3,300	78,277
Disco Corp.	400	96,850
East Japan Railway Co.	4,900	339,569
Eisai Co. Ltd.	3,800	301,210
Electric Power Development Co. Ltd.	2,200	41,710
ENEOS Holdings, Inc.	48,700	172,553
FamilyMart Co. Ltd.	4,000	68,644
FANUC Corp.	3,000	536,078
Fast Retailing Co. Ltd.	900	515,301
Fuji Electric Co. Ltd.	2,000	54,663
FUJIFILM Holdings Corp.	5,600	239,617
Fujitsu Ltd.	3,100	362,868
Fukuoka Financial Group, Inc.	2,900	45,768
GLP J-Reit	52	75,510
GMO Payment Gateway, Inc.	600	62,525
Hakuhodo DY Holdings, Inc.	3,700	43,971
Hamamatsu Photonics KK	2,200	95,267
Hankyu Hanshin Holdings, Inc.	3,500	118,302
Hikari Tsushin, Inc.	300	68,322
Hino Motors Ltd.	4,200	28,373
Hirose Electric Co. Ltd.	525	57,550
Hisamitsu Pharmaceutical Co., Inc.	800	43,110
Hitachi Construction Machinery Co. Ltd.	1,700	47,021
Hitachi Ltd.	14,800	467,228
Hitachi Metals Ltd.	3,500	41,670
Honda Motor Co. Ltd.	25,200	644,257
Hoshizaki Corp.	700	59,982
Hoya Corp.	5,900	565,013
Hulic Co. Ltd. (b)	4,500	42,622
Idemitsu Kosan Co. Ltd.	3,171	67,275
Iida Group Holdings Co. Ltd.	1,800	27,567
Inpex Corp.	15,700	97,198
Isetan Mitsukoshi Holdings Ltd.	4,700	26,949
Isuzu Motors Ltd.	9,000	81,273
Ito En Ltd.	800	45,100
ITOCHU Corp.	20,700	445,777
Itochu Techno-Solutions Corp.	1,700	63,712
Japan Airlines Co. Ltd.	1,300	23,433
Japan Airport Terminal Co. Ltd.	800	34,073

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Japan Exchange Group, Inc.	7,800	$180,183
Japan Post Bank Co. Ltd.	5,200	38,668
Japan Post Holdings Co. Ltd.	24,700	175,641
Japan Post Insurance Co. Ltd.	2,900	38,021
Japan Prime Realty Investment Corp.	12	35,367
Japan Real Estate Investment Corp.	21	107,711
Japan Retail Fund Investment Corp.	40	49,947
Japan Tobacco, Inc. (b)	18,900	350,668
JFE Holdings, Inc.	6,600	47,273
JGC Holdings Corp.	3,300	34,735
JSR Corp.	3,000	57,895
JTEKT Corp.	3,300	25,643
Kajima Corp.	6,700	79,802
Kakaku.com, Inc.	2,300	58,242
Kamigumi Co. Ltd.	1,900	37,263
The Kansai Electric Power Co., Inc.	10,800	104,647
Kansai Paint Co. Ltd.	2,800	59,016
Kao Corp. (b)	7,500	593,755
Kawasaki Heavy Industries Ltd.	2,300	33,092
KDDI Corp.	25,600	767,561
Keihan Holdings Co. Ltd. (b)	1,500	66,812
Keikyu Corp.	3,500	53,575
Keio Corp.	1,500	85,672
Keisei Electric Railway Co. Ltd.	2,000	62,613
Keyence Corp.	2,800	1,169,062
Kikkoman Corp. (b)	2,300	110,760
Kintetsu Group Holdings Co. Ltd.	2,600	116,779
Kirin Holdings Co. Ltd.	12,800	269,938
Kobayashi Pharmaceutical Co. Ltd.	800	70,282
Kobe Bussan Co. Ltd.	900	50,736
Koito Manufacturing Co. Ltd.	1,600	64,408
Komatsu Ltd.	14,000	286,226
Konami Holdings Corp. (b)	1,500	49,967
Kose Corp.	500	60,113
Kubota Corp.	16,200	241,597
Kuraray Co. Ltd.	5,100	53,223
Kurita Water Industries Ltd.	1,300	36,069
Kyocera Corp.	5,000	272,058
Kyowa Kirin Co. Ltd. (b)	4,000	104,949
Kyushu Electric Power Co, Inc.	6,000	50,336
Kyushu Railway Co.	2,200	57,077
Lasertec Corp.	1,100	103,724
Lawson, Inc.	800	40,112
LINE Corp. (a)	1,000	50,282
Lion Corp.	3,200	76,720
LIXIL Group Corp.	4,200	58,696
M3, Inc.	7,000	297,684
Makita Corp.	3,500	127,109
Marubeni Corp.	25,700	116,250
Marui Group Co. Ltd.	2,900	52,371
Maruichi Steel Tube Ltd.	900	22,355
Mazda Motor Corp.	9,100	54,562
McDonald's Holdings Co. Japan Ltd.	1,100	59,341
Mebuki Financial Group Inc.	13,300	30,831
Medipal Holdings Corp.	2,700	51,978
MEIJI Holdings Co. Ltd.	1,800	143,141
Mercari, Inc. (a) (b)	1,300	40,174
MinebeaMitsumi, Inc.	5,500	99,720
MISUMI Group, Inc.	4,400	109,930
Mitsubishi Chemical Holding Corp.	19,900	115,819
Mitsubishi Corp.	20,900	440,008
Mitsubishi Electric Corp.	28,300	367,485
Mitsubishi Estate Co. Ltd.	18,400	273,618
Mitsubishi Gas Chemical Co., Inc.	2,600	39,331
Mitsubishi Heavy Industries Ltd.	4,900	115,594
Mitsubishi Materials Corp.	1,800	37,988
Mitsubishi Motors Corp.	10,600	26,162
Mitsubishi UFJ Financial Group, Inc.	190,100	743,514
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,400	30,291
Mitsui & Co. Ltd.	25,900	382,983
Mitsui Chemicals, Inc.	2,900	60,446
Mitsui Fudosan Co. Ltd.	14,500	256,927
Miura Co. Ltd.	1,300	54,055
Mizuho Financial Group, Inc.	372,700	457,034
MonotaRO Co. Ltd.	2,100	84,112
MS&AD Insurance Group Holdings, Inc.	6,900	189,492
Murata Manufacturing Co. Ltd.	9,000	527,348
Nabtesco Corp. (b)	1,800	55,448
Nagoya Railroad Co. Ltd.	2,800	79,039
NEC Corp.	3,900	187,032
Nexon Co. Ltd.	7,700	173,910
NGK Insulators Ltd.	4,400	60,755
NGK Spark Plug Co. Ltd.	2,600	37,250
NH Foods Ltd.	1,200	48,145
Nidec Corp.	7,000	467,368
Nihon M&A Center, Inc.	2,200	99,377
Nikon Corp.	4,000	33,472
Nintendo Co. Ltd.	1,700	756,440
Nippon Building Fund, Inc. (b)	21	119,537
Nippon Express Co. Ltd.	1,200	62,112
Nippon Paint Holdings Co. Ltd. (b)	2,300	166,925
Nippon Prologis REIT, Inc.	34	103,332
Nippon Shinyaku Co. Ltd.	700	56,920
Nippon Steel Corp.	12,400	116,618
Nippon Telegraph & Telephone Corp.	20,100	467,932
Nippon Yusen KK	2,300	32,361
Nissan Chemical Corp.	1,900	97,323
Nissan Motor Co. Ltd.	35,400	131,119
Nisshin Seifun Group, Inc.	3,200	47,743
Nissin Foods Holdings Co. Ltd.	1,000	88,512
Nitori Holdings Co. Ltd.	1,300	254,612
Nitto Denko Corp.	2,500	141,464
Nomura Holdings, Inc.	48,700	217,947
Nomura Real Estate Holdings, Inc.	2,100	38,984
Nomura Real Estate Master Fund, Inc.	73	87,678
Nomura Research Institute Ltd.	5,000	136,432
NSK Ltd.	5,700	42,270
NTT Data Corp.	10,100	112,380
NTT DOCOMO, Inc.	18,200	485,511
Obayashi Corp.	9,800	91,645
Obic Co. Ltd.	1,100	193,432
Odakyu Electric Railway Co. Ltd. (b)	4,700	115,523
Oji Holdings Corp.	11,800	54,817
Olympus Corp.	17,900	344,758
Omron Corp.	2,900	194,291
Ono Pharmaceutical Co. Ltd.	5,700	165,798

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oracle Corp.	600	$70,797
Oriental Land Co. Ltd.	3,100	409,330
ORIX Corp.	21,800	268,801
Orix JREIT, Inc.	39	51,182
Osaka Gas Co. Ltd.	6,000	118,361
Otsuka Corp.	1,700	89,541
Otsuka Holdings Co. Ltd. (b)	6,100	265,862
Pan Pacific International Holding Corp.	6,400	140,357
Panasonic Corp.	35,200	306,846
Park24 Co. Ltd.	1,200	20,536
PeptiDream, Inc. (a)	1,500	68,719
Persol Holdings Co. Ltd.	2,800	38,460
Pigeon Corp. (b)	1,600	61,859
Pola Orbis Holdings, Inc. (b)	1,600	27,833
Rakuten, Inc.	13,200	116,080
Recruit Holdings Co. Ltd.	19,700	673,427
Renesas Electronics Corp. (a)	11,500	58,844
Resona Holdings, Inc.	32,300	110,217
Ricoh Co. Ltd.	10,500	74,927
Rinnai Corp.	500	41,630
Rohm Co. Ltd.	1,300	86,153
Ryohin Keikaku Co. Ltd.	3,600	50,948
Santen Pharmaceutical Co. Ltd.	5,700	104,780
SBI Holdings, Inc.	3,642	78,689
SCSK Corp.	700	34,014
Secom Co. Ltd.	3,300	288,321
Sega Sammy Holdings, Inc.	2,800	33,498
Seibu Holdings, Inc.	2,900	31,489
Seiko Epson Corp.	4,100	46,914
Sekisui Chemical Co. Ltd.	5,500	78,668
Sekisui House Ltd.	9,800	186,570
Seven & i Holdings Co. Ltd.	11,800	385,081
Seven Bank Ltd.	10,000	27,354
SG Holdings Co. Ltd.	2,500	81,568
Sharp Corp.	3,200	34,036
Shimadzu Corp.	3,500	93,105
Shimamura Co. Ltd.	400	27,075
Shimano, Inc.	1,100	211,564
Shimizu Corp.	9,900	81,272
Shin-Etsu Chemical Co. Ltd.	5,500	642,942
Shinsei Bank Ltd. (b)	1,900	22,880
Shionogi & Co. Ltd.	4,200	262,918
Shiseido Co. Ltd.	6,200	393,080
The Shizuoka Bank Ltd.	7,200	46,279
Showa Denko KK (b)	2,300	51,566
SMC Corp.	900	459,360
Softbank Corp.	30,400	386,941
SoftBank Group Corp.	24,300	1,224,423
Sohgo Security Services Co. Ltd.	1,200	55,859
Sompo Holdings, Inc.	5,200	178,826
Sony Corp.	19,700	1,349,082
Sony Financial Holdings, Inc.	2,400	57,763
Square Enix Holdings Co. Ltd.	1,400	70,609
Stanley Electric Co. Ltd.	2,200	52,979
Subaru Corp.	9,500	197,563
Sumco Corp.	3,800	58,175
Sumitomo Chemical Co. Ltd.	22,800	68,135
Sumitomo Corp.	17,900	204,985
Sumitomo Dainippon Pharma Co. Ltd.	2,600	35,942
Sumitomo Electric Industries Ltd.	11,700	134,575
Sumitomo Heavy Industries Ltd.	1,800	39,174
Sumitomo Metal Mining Co. Ltd.	3,600	100,518
Sumitomo Mitsui Financial Group, Inc.	20,200	568,088
Sumitomo Mitsui Trust Holdings, Inc.	5,100	143,134
Sumitomo Realty & Development Co. Ltd.	4,700	129,238
Sumitomo Rubber Industries Ltd. (b)	3,000	29,549
Sundrug Co. Ltd.	800	26,433
Suntory Beverage & Food Ltd.	2,200	85,787
Suzuken Co. Ltd.	1,200	44,728
Suzuki Motor Corp.	5,500	186,616
Sysmex Corp.	2,600	199,697
T&D Holdings, Inc.	8,500	72,667
Taiheiyo Cement Corp.	1,600	37,000
Taisei Corp.	2,900	105,459
Taisho Pharmaceutical Holdings Co. Ltd.	500	30,600
Taiyo Nippon Sanso Corp.	2,100	35,080
Takeda Pharmaceutical Co. Ltd.	24,541	875,884
TDK Corp.	2,000	198,269
Teijin Ltd.	2,800	44,503
Terumo Corp.	10,000	378,580
THK Co. Ltd.	1,900	46,992
TIS, Inc.	3,200	68,061
Tobu Railway Co. Ltd.	3,100	102,455
Toho Co. Ltd.	1,800	64,996
Toho Gas Co. Ltd.	1,200	59,981
Tohoku Electric Power Co., Inc.	7,200	68,472
Tokio Marine Holdings, Inc.	9,800	426,947
Tokyo Electric Power Co. Holdings, Inc. (a)	20,500	62,916
Tokyo Electron Ltd.	2,300	564,448
Tokyo Gas Co. Ltd.	5,800	138,717
Tokyu Corp.	8,500	119,572
Tokyu Fudosan Holdings Corp.	9,000	42,115
Toppan Printing Co. Ltd.	3,700	61,681
Toray Industries, Inc.	21,600	101,738
Toshiba Corp.	5,700	181,648
Tosoh Corp.	4,100	55,913
TOTO Ltd.	2,200	84,315
Toyo Suisan Kaisha Ltd.	1,300	72,576
Toyoda Gosei Co. Ltd.	1,100	22,884
Toyota Industries Corp.	2,300	121,776
Toyota Motor Corp.	32,800	2,057,598
Toyota Tsusho Corp.	3,200	81,040
Trend Micro, Inc.	2,000	111,695
Tsuruha Holdings, Inc.	600	82,590
Unicharm Corp.	6,300	258,114
United Urban Investment Corp.	48	51,612
USS Co. Ltd.	3,700	59,111
Welcia Holdings Co. Ltd.	600	48,374
West Japan Railway Co.	2,500	140,182
Yakult Honsha Co. Ltd.	2,000	117,718
Yamada Denki Co. Ltd.	9,900	49,110
Yamaha Corp.	2,200	103,504
Yamaha Motor Co. Ltd.	4,300	67,372
Yamato Holdings Co. Ltd.	4,500	97,269
Yamazaki Baking Co. Ltd. (b)	1,400	24,053
Yaskawa Electric Corp.	3,800	131,391

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Yokogawa Electric Corp.	3,600	$56,142
The Yokohama Rubber Co. Ltd. (b)	1,800	25,295
Z Holdings Corp.	40,000	195,208
ZOZO, Inc. (b)	1,600	35,566
		51,635,491
Luxembourg — 0.2%
ArcelorMittal SA (a)	11,067	116,205
Aroundtown SA (a)	17,696	101,287
Eurofins Scientific SE (a)	207	129,769
SES SA	5,372	36,650
Tenaris SA	7,095	45,738
		429,649
Netherlands — 5.0%
ABN AMRO Bank NV (d)	6,624	56,937
Adyen NV (a) (d)	284	413,757
Aegon NV	27,463	81,684
AerCap Holdings NV (a)	2,025	62,370
Airbus SE (a)	9,107	648,043
Akzo Nobel NV	3,080	275,551
Altice Europe NV (a)	9,768	37,609
ASML Holding NV	6,633	2,431,513
CNH Industrial NV (a)	15,646	109,301
EXOR NV	1,695	96,643
Ferrari NV	384	65,432
Ferrari NV	1,554	265,750
Fiat Chrysler Automobiles NV (a)	11,145	114,125
Fiat Chrysler Automobiles NV (a)	6,230	62,494
Heineken Holding NV	1,791	146,425
Heineken NV	4,097	377,300
ING Groep NV	60,521	420,429
Just Eat Takeaway (a) (d)	1,937	201,553
Koninklijke Ahold Delhaize NV	17,259	469,985
Koninklijke DSM NV	2,649	366,152
Koninklijke KPN NV	56,200	148,850
Koninklijke Philips NV (a)	13,895	647,043
Koninklijke Vopak NV	1,054	55,702
NN Group NV	4,433	148,661
Prosus NV (a)	7,554	701,089
QIAGEN NV (a)	3,636	156,560
Randstad NV	1,898	84,444
STMicroelectronics NV	10,098	273,941
Unilever NV	22,627	1,200,031
Wolters Kluwer NV	4,179	326,005
		10,445,379
New Zealand — 0.3%
a2 Milk Co. Ltd. (a)	11,168	146,248
Auckland International Airport Ltd.	17,047	72,123
Fisher & Paykel Healthcare Corp. Ltd.	8,913	206,114
Mercury NZ Ltd.	10,346	31,343
Meridian Energy Ltd.	20,728	64,305
Ryman Healthcare Ltd.	6,396	54,256
Spark New Zealand Ltd.	28,912	85,613
		660,002
Norway — 0.5%
DNB ASA	14,274	188,864
Equinor ASA	15,414	219,206
Gjensidige Forsikring ASA (a)	2,996	55,185
Mowi ASA	6,983	132,721
Norsk Hydro ASA (a)	19,981	55,268
Orkla ASA	11,543	101,179
Schibsted ASA Class B (a)	1,610	38,144
Telenor ASA	11,280	164,333
Yara International ASA	2,835	98,498
		1,053,398
Papua New Guinea — 0.0%
Oil Search Ltd.	29,456	64,867
Portugal — 0.2%
Banco Espirito Santo SA (a) (c)	39,664	—
EDP - Energias de Portugal SA	40,309	192,238
Galp Energia SGPS SA	7,992	92,320
Jeronimo Martins SGPS SA (b)	3,859	67,517
		352,075
Singapore — 1.1%
Ascendas REIT	45,144	102,924
CapitaLand Commercial Trust	40,643	49,408
CapitaLand Ltd. (a)	40,300	84,644
CapitaLand Mall Trust	41,100	57,953
City Developments Ltd.	6,800	41,203
DBS Group Holdings, Ltd.	27,563	412,302
Genting Singapore Ltd.	103,000	56,320
Jardine Cycle & Carriage Ltd.	1,777	25,766
Keppel Corp. Ltd.	22,100	94,661
Mapletree Commercial Trust	37,200	51,648
Mapletree Logistics Trust	36,000	50,230
Oversea-Chinese Banking Corp. Ltd.	51,829	335,395
Singapore Airlines Ltd.	21,249	57,313
Singapore Exchange Ltd.	12,200	73,213
Singapore Technologies Engineering Ltd.	23,600	56,004
Singapore Telecommunications Ltd.	127,500	225,478
Suntec REIT	28,100	28,511
United Overseas Bank Ltd.	18,093	263,190
UOL Group Ltd.	6,669	32,595
Venture Corp. Ltd.	4,400	51,192
Wilmar International Ltd.	29,800	87,770
Yangzijiang Shipbuilding Holdings Ltd.	39,700	26,525
		2,264,245
Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	4,176	105,067
Aena SME SA (a) (d)	1,039	138,320
Amadeus IT Group SA	6,659	346,487
Banco Bilbao Vizcaya Argentaria SA	103,675	356,111
Banco Santander SA (a)	258,077	629,323

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bankinter SA	9,963	$47,432
CaixaBank SA	55,543	118,369
Cellnex Telecom SAU (d)	3,976	241,991
Enagas SA (b)	3,900	95,199
Endesa SA (b)	4,783	117,721
Ferrovial SA	7,687	204,386
Grifols SA	4,745	143,938
Iberdrola SA	89,808	1,040,188
Industria de Diseno Textil SA	16,813	444,523
Mapfre SA	17,511	31,124
Naturgy Energy Group SA	4,217	78,383
Red Electrica Corp. SA (b)	6,641	123,788
Repsol SA	22,357	195,119
Siemens Gamesa Renewable Energy SA (a) (b)	3,704	65,555
Telefonica SA	76,246	364,874
		4,887,898
Sweden — 2.8%
Alfa Laval AB (a)	4,510	98,788
Assa Abloy AB Class B	15,706	318,898
Atlas Copco AB Class A	10,591	447,852
Atlas Copco AB Class B	5,837	215,545
Boliden AB	4,219	95,826
Electrolux AB Series B	3,676	61,366
Epiroc AB Class A	10,467	130,235
Epiroc AB Class B	6,026	73,598
EQT AB (b)	3,294	58,979
Essity AB Class B (a)	9,538	307,927
Evolution Gaming Group AB (b) (d)	1,927	114,767
Hennes & Mauritz AB Class B (b)	12,647	182,872
Hexagon AB Class B (a)	4,329	252,322
Husqvarna AB Class B	6,940	56,750
ICA Gruppen AB	1,485	70,368
Industrivarden AB Class C (a)	2,214	50,090
Investment AB Latour (b)	1,894	34,305
Investor AB Class B	7,048	371,373
Kinnevik AB	3,931	103,247
L E Lundbergforetagen AB Class B (a)	1,182	53,567
Lundin Energy AB (b)	3,013	72,502
Nibe Industrier AB Class B (a)	4,571	100,880
Sandvik AB (a)	17,523	326,833
Securitas AB Class B (a)	5,061	68,101
Skandinaviska Enskilda Banken AB Class A (a)	25,625	221,624
Skanska AB Class B (a)	4,964	100,806
SKF AB Class B	6,737	124,997
Svenska Cellulosa AB Class B (a)	8,941	106,176
Svenska Handelsbanken AB Class A (a)	24,159	229,017
Swedbank AB Class A (a)	13,958	178,643
Swedish Match AB	2,731	191,757
Tele2 AB Class B	7,543	99,906
Telefonaktiebolaget LM Ericsson Class B	45,295	418,274
Telia Co AB	38,528	143,750
Volvo AB Class B (a)	22,940	358,586
		5,840,527
Switzerland — 10.1%
ABB Ltd. Registered	28,561	641,982
Adecco Group AG Registered	2,395	112,215
Alcon, Inc. (a)	7,583	434,477
Baloise Holding AG Registered	709	106,180
Banque Cantonale Vaudoise Registered	480	46,619
Barry Callebaut AG Registered	46	87,670
Chocoladefabriken Lindt & Spruengli AG	17	139,836
Chocoladefabriken Lindt & Spruengli AG Registered	2	171,705
Cie Financiere Richemont SA Registered	8,185	521,213
Clariant AG (a) (b)	3,190	62,566
Coca-Cola HBC AG	3,176	79,711
Credit Suisse Group AG Registered	38,582	398,101
EMS-Chemie Holding AG Registered	133	102,905
Geberit AG Registered	573	286,474
Givaudan SA Registered	142	528,179
Julius Baer Group Ltd.	3,530	147,466
Kuehne & Nagel International AG Registered (a)	841	139,554
LafargeHolcim Ltd. Registered	3,778	165,242
LafargeHolcim Ltd. Registered	4,338	187,726
Logitech International SA Registered	2,475	161,380
Lonza Group AG Registered	1,154	608,497
Nestle SA Registered	46,085	5,091,249
Novartis AG Registered	33,255	2,889,549
Pargesa Holding SA	563	42,793
Partners Group Holding AG	289	261,704
Roche Holding AG	10,892	3,771,154
Schindler Holding AG	656	154,231
Schindler Holding AG Registered	282	66,357
SGS SA Registered	92	224,490
Sika AG Registered	2,197	422,286
Sonova Holding AG Registered	876	174,676
Straumann Holding AG Registered	164	140,659
The Swatch Group AG	434	86,474
The Swatch Group AG Registered	907	35,418
Swiss Life Holding AG Registered	491	181,582
Swiss Prime Site AG Registered	1,196	110,477
Swiss Re AG	4,614	355,196
Swisscom AG Registered	383	200,316
Temenos Group AG Registered	1,056	163,729
UBS Group AG Registered	56,822	652,802
Vifor Pharma AG	728	109,393
Zurich Insurance Group AG	2,316	815,620
		21,079,853
United Kingdom — 13.7%
3i Group PLC	14,922	153,686
Admiral Group PLC	2,932	83,441
Anglo American PLC	19,153	442,721
Antofagasta PLC	6,230	72,251
Ashtead Group PLC	6,924	232,759
Associated British Foods PLC	5,443	128,984
AstraZeneca PLC	20,333	2,119,648
Auto Trader Group PLC (d)	14,569	94,926
Aveva Group PLC	1,037	52,499
Aviva PLC	59,382	200,956
BAE Systems PLC	48,791	291,838
Barclays PLC	272,061	384,904
Barratt Developments PLC	15,695	96,274
The Berkeley Group Holdings PLC	1,962	101,113

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BHP Group PLC	32,811	$673,599
BP PLC	313,727	1,192,295
British American Tobacco PLC	35,494	1,363,731
The British Land Co. PLC	13,857	66,258
BT Group PLC	137,224	193,677
Bunzl PLC	5,004	134,161
Burberry Group PLC	6,310	124,866
Coca-Cola European Partners PLC	3,110	117,434
Compass Group PLC	27,914	384,016
Croda International PLC	2,006	130,520
Diageo PLC	36,103	1,198,401
Direct Line Insurance Group PLC	21,691	72,739
Evraz PLC	8,396	29,934
Experian PLC	13,951	486,598
Ferguson PLC	3,540	289,590
GlaxoSmithKline PLC	77,546	1,571,233
Glencore PLC	154,108	326,193
GVC Holdings PLC	9,428	86,383
Halma PLC	5,834	166,260
Hargreaves Lansdown PLC	5,318	107,158
Hikma Pharmaceuticals PLC	2,745	75,449
HSBC Holdings PLC	314,854	1,473,726
Imperial Brands PLC	14,518	276,468
Informa PLC	23,813	138,552
InterContinental Hotels Group PLC	2,709	120,072
Intertek Group PLC	2,490	167,620
ITV PLC	56,371	52,090
J Sainsbury PLC	25,204	65,120
JD Sports Fashion PLC	6,997	53,875
Johnson Matthey PLC	2,967	77,014
Kingfisher PLC	34,086	93,127
Land Securities Group PLC	11,196	76,614
Legal & General Group PLC	91,794	250,669
Lloyds Banking Group PLC	1,086,382	419,091
London Stock Exchange Group PLC	4,878	504,599
M&G PLC	41,116	85,229
Melrose Industries PLC	75,171	105,950
Mondi PLC	7,722	144,292
National Grid PLC	55,275	676,855
Next PLC	2,055	124,438
Ocado Group PLC (a)	7,365	184,891
Pearson PLC	11,948	85,406
Persimmon PLC (a)	4,952	140,040
Prudential PLC	40,323	607,251
Reckitt Benckiser Group PLC	10,981	1,010,565
RELX PLC	29,849	690,863
Rentokil Initial PLC	29,686	187,203
Rio Tinto PLC	17,471	983,093
Rolls-Royce Holdings PLC	29,868	105,427
Royal Bank of Scotland Group PLC	74,603	112,208
Royal Dutch Shell PLC Class A	63,777	1,014,839
Royal Dutch Shell PLC Class B	57,739	873,714
RSA Insurance Group PLC	15,864	80,419
The Sage Group PLC	17,016	141,502
Schroders PLC	1,940	70,797
Segro PLC	17,307	191,718
Severn Trent PLC	3,591	110,177
Smith & Nephew PLC	13,350	248,707
Smiths Group PLC	6,481	113,191
Spirax-Sarco Engineering PLC	1,146	141,487
SSE PLC	15,844	267,510
St. James's Place PLC	8,377	98,748
Standard Chartered PLC	42,111	229,266
Standard Life Aberdeen PLC	37,090	122,756
Taylor Wimpey PLC	51,259	90,431
Tesco PLC	153,232	432,658
Unilever PLC	18,033	972,295
United Utilities Group PLC	10,714	120,686
Vodafone Group PLC	414,230	660,515
Whitbread PLC (a)	3,070	84,409
Wm Morrison Supermarkets PLC	37,864	89,324
WPP PLC	19,568	152,705
		28,566,697

TOTAL COMMON STOCK (Cost $201,173,278)		202,096,104

Preferred Stock — 0.6%

Germany — 0.6%
Bayerische Motoren Werke AG 6.470%	893	43,217
Fuchs Petrolub SE 2.180%	1,156	46,374
Henkel AG & Co. KGaA 1.980%	2,702	251,192
Porsche Automobil Holding SE 3.240%	2,423	138,862
Sartorius AG 0.290%	551	181,018
Volkswagen AG 2.680%	2,924	442,191
		1,102,854
Italy — 0.0%
Telecom Italia SpA 5.420%	73,532	28,465

TOTAL PREFERRED STOCK (Cost $1,177,858)		1,131,319

TOTAL EQUITIES (Cost $202,351,136)		203,227,423

Mutual Funds — 1.0%

United States — 1.0%
iShares Core MSCI EAFE ETF	5,900	337,244
State Street Navigator Securities Lending Prime Portfolio (e)	1,801,604	1,801,604
		2,138,848

TOTAL MUTUAL FUNDS (Cost $2,104,023)		2,138,848

Rights — 0.0%

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, Expires 7/10/20 (a) (b)	4,176	6,515
Repsol SA, Expires 7/09/20 (a) (b)	22,357	10,884
Telefonica SA, Expires 7/06/20 (a)	76,246	14,999
		32,398

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Value
TOTAL RIGHTS (Cost $35,500)	$32,398

TOTAL LONG-TERM INVESTMENTS (Cost $204,490,659)	205,398,669

TOTAL INVESTMENTS — 98.5% (Cost $204,490,659) (f)	205,398,669

Other Assets/(Liabilities) — 1.5%	3,134,241

NET ASSETS — 100.0%	$208,532,910

Abbreviation Legend
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $5,601,719 or 2.69% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,109,305 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $6,730 or 0.00% of net assets.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $3,130,041 or 1.50% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of Montreal	9/16/20	JPY	24,172,661	USD	225,386	$(1,287)
Bank of Montreal	9/16/20	GBP	108,484	USD	136,623	(2,142)
Bank of Montreal	9/16/20	USD	222,071	AUD	322,069	(247)
Bank of New York Mellon	9/16/20	SGD	33,157	USD	$23,900	(103)
Bank of New York Mellon	9/16/20	HKD	883,100	USD	113,840	51
Bank of New York Mellon	9/16/20	USD	34,745	ILS	119,805	89
BNP Paribas SA	9/16/20	EUR	302,703	USD	341,080	(424)
Citibank N.A.	9/16/20	JPY	66,159,683	USD	617,800	(4,450)
Citibank N.A.	9/16/20	GBP	354,655	USD	446,661	(7,013)
Citibank N.A.	9/16/20	USD	29,069	DKK	189,998	375
Citibank N.A.	9/16/20	USD	26,146	CHF	24,684	35
Goldman Sachs & Co.	9/16/20	USD	10,657	NOK	101,065	154
Morgan Stanley & Co. LLC	9/16/20	AUD	292,511	USD	201,495	419
Morgan Stanley & Co. LLC	9/16/20	CHF	102,645	USD	108,138	444
Morgan Stanley & Co. LLC	9/16/20	SEK	1,343,169	USD	145,876	(1,598)
Morgan Stanley & Co. LLC	9/16/20	USD	108,251	EUR	95,539	733
Morgan Stanley & Co. LLC	9/16/20	USD	156,702	SEK	1,459,054	(24)
						$(14,988)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Hang Seng Index	7/30/20	1	$157,013	$(591)
Topix Index	9/10/20	10	1,453,300	(9,910)
SPI 200 Index	9/17/20	5	503,252	5,007
Euro Stoxx 50 Index	9/18/20	74	2,653,497	26,072
FTSE 100 Index	9/18/20	15	1,141,756	850
				$21,428

Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

MassMutual Select Overseas Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.1%

Common Stock — 96.9%
Australia — 1.3%
AMP Ltd. (a)	1,967,938	$2,523,009
Brambles Ltd.	243,700	1,833,320
Orica Ltd.	252,377	2,901,605
		7,257,934
Belgium — 0.8%
KBC Group NV	82,828	4,743,885
Brazil — 0.2%
Ambev SA ADR (b)	458,797	1,211,224
Canada — 2.6%
Canadian National Railway Co.	78,370	6,941,231
Cenovus Energy, Inc.	636,017	2,974,888
Open Text Corp.	49,900	2,118,986
Suncor Energy, Inc.	164,044	2,765,886
		14,800,991
Cayman Islands — 1.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	700	150,990
Alibaba Group Holding Ltd. (a)	48,640	1,314,387
Baidu, Inc. Sponsored ADR (a)	18,470	2,214,368
Tencent Holdings Ltd.	42,900	2,755,630
Trip.com Group Ltd. ADR (a)	63,200	1,638,144
		8,073,519
Denmark — 1.8%
Carlsberg A/S Class B	20,939	2,766,041
Novo Nordisk A/S Class B	117,651	7,613,335
		10,379,376
Finland — 0.3%
UPM-Kymmene OYJ	60,200	1,737,252
France — 15.6%
Accor SA (a)	156,321	4,241,460
Air Liquide SA	74,407	10,721,219
BNP Paribas SA (a)	228,101	9,042,628
Bureau Veritas SA (a)	84,261	1,775,311
Capgemini SE	37,211	4,256,585
Danone SA	83,572	5,774,950
Dassault Systemes SE	12,275	2,115,518
Engie SA (a)	280,922	3,467,510
EssilorLuxottica SA (a)	42,172	5,405,157
Hermes International	1,002	836,292
L'Oreal SA (a)	15,008	4,811,414
Legrand SA	45,108	3,422,704
LVMH Moet Hennessy Louis Vuitton SE	15,958	6,989,584
Pernod Ricard SA	38,333	6,024,769
Publicis Groupe SA	124,773	4,033,506
Schneider Electric SE	110,673	12,270,058
Valeo SA	151,130	3,958,720
		89,147,385
Germany — 12.1%
Allianz SE Registered	27,050	5,517,488
Bayer AG Registered	153,572	11,272,116
Bayerische Motoren Werke AG	107,985	6,879,630
Beiersdorf AG	61,317	6,956,710
Continental AG (a)	66,880	6,532,485
Daimler AG Registered	197,673	8,012,383
Deutsche Boerse AG	24,326	4,396,898
Henkel AG & Co. KGaA	8,500	706,399
Merck KGaA	36,563	4,238,730
MTU Aero Engines AG (a)	10,191	1,761,277
SAP SE	75,069	10,449,267
thyssenkrupp AG (a) (b)	383,517	2,712,234
		69,435,617
Hong Kong — 1.7%
AIA Group Ltd.	1,048,000	9,753,808
India — 1.8%
Axis Bank Ltd.	455,305	2,486,227
Housing Development Finance Corp. Ltd.	119,905	2,822,675
Tata Consultancy Services Ltd.	175,969	4,877,703
		10,186,605
Indonesia — 0.4%
Bank Mandiri Persero Tbk PT	6,328,600	2,194,787
Ireland — 2.0%
Linde PLC (a)	18,817	3,960,744
Ryanair Holdings PLC Sponsored ADR (a)	113,057	7,500,201
		11,460,945
Israel — 0.8%
Check Point Software Technologies Ltd. (a)	42,709	4,588,228
Italy — 2.4%
Eni SpA	211,887	2,017,645
Intesa Sanpaolo SpA (a)	6,197,488	11,839,436
		13,857,081
Japan — 10.6%
Daikin Industries Ltd.	45,900	7,381,004
Denso Corp.	40,100	1,564,356
FANUC Corp.	5,300	947,071
Hitachi Ltd.	160,600	5,070,052

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hoya Corp.	88,000	$8,427,318
Japan Tobacco, Inc. (b)	171,200	3,176,418
Koito Manufacturing Co. Ltd.	41,500	1,670,580
Komatsu Ltd.	154,900	3,166,891
Kubota Corp. (b)	317,600	4,736,503
Kyocera Corp.	81,100	4,412,777
Olympus Corp.	392,500	7,559,643
Shin-Etsu Chemical Co. Ltd.	17,200	2,010,655
SMC Corp.	2,700	1,378,081
Terumo Corp.	180,800	6,844,719
Toyota Motor Corp.	38,800	2,433,987
		60,780,055
Mexico — 0.3%
Grupo Televisa SAB Sponsored ADR (a)	296,700	1,554,708
Netherlands — 4.9%
Akzo Nobel NV	58,077	5,195,835
CNH Industrial NV (a)	946,197	6,609,981
EXOR NV	83,800	4,777,990
ING Groep NV	326,474	2,267,959
Koninklijke Philips NV (a)	76,732	3,573,151
QIAGEN NV (a)	62,358	2,685,032
Randstad NV	65,566	2,917,113
		28,027,061
Portugal — 0.3%
Galp Energia SGPS SA	145,201	1,677,292
Republic of Korea — 1.0%
NAVER Corp.	18,075	4,053,628
Samsung Electronics Co. Ltd.	31,350	1,389,718
		5,443,346
Singapore — 0.6%
DBS Group Holdings, Ltd.	228,000	3,410,543
South Africa — 0.8%
Naspers Ltd.	25,300	4,615,486
Spain — 1.4%
Amadeus IT Group SA	158,208	8,232,009
Sweden — 2.5%
Essity AB Class B (a)	105,203	3,396,400
Hennes & Mauritz AB Class B	260,594	3,768,107
SKF AB Class B	183,700	3,408,330
Volvo AB Class B (a)	257,800	4,029,799
		14,602,636
Switzerland — 12.2%
Alcon, Inc. (a)	15,034	861,391
Cie Financiere Richemont SA Registered	88,402	5,629,350
Credit Suisse Group AG Registered	709,525	7,321,098
Julius Baer Group Ltd.	57,616	2,406,909
Kuehne & Nagel International AG Registered (a)	4,140	686,983
LafargeHolcim Ltd. Registered	54,584	2,387,397
Nestle SA Registered	136,752	15,107,703
Novartis AG Registered	75,177	6,532,179
Roche Holding AG	38,444	13,310,526
Sika AG Registered	14,492	2,785,509
The Swatch Group AG	11,440	2,279,403
UBS Group AG Registered	476,799	5,477,728
Zurich Insurance Group AG	14,432	5,082,484
		69,868,660
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	370,371
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	89,144	5,060,705
		5,431,076
United Kingdom — 15.7%
Ashtead Group PLC	114,690	3,855,451
Barclays PLC	812,335	1,149,267
Bunzl PLC	89,731	2,405,759
Compass Group PLC	347,853	4,785,457
Diageo PLC	165,247	5,485,201
Experian PLC	228,675	7,975,979
Ferguson PLC	22,667	1,854,273
G4S PLC	859,000	1,210,927
Glencore PLC	4,433,400	9,383,957
Liberty Global PLC Series A (a)	153,900	3,364,254
Liberty Global PLC Series C (a)	2,000	43,020
Lloyds Banking Group PLC	20,828,000	8,034,775
Prudential PLC	256,800	3,867,322
Reckitt Benckiser Group PLC	64,623	5,947,160
RELX PLC	186,530	4,311,291
RELX PLC	87,260	2,019,657
Rio Tinto PLC	61,531	3,462,347
Rolls-Royce Holdings PLC	1,272,046	4,490,028
Royal Bank of Scotland Group PLC	2,061,600	3,100,788
Schroders PLC	77,768	2,838,004
Schroders PLC	300	7,688
Smiths Group PLC	232,682	4,063,789
Tesco PLC	1,336,732	3,774,329
WPP PLC	358,044	2,794,116
		90,224,839
United States — 0.5%
Yum China Holdings, Inc.	59,463	2,858,386

TOTAL COMMON STOCK (Cost $572,478,345)		555,554,734

Preferred Stock — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA 1.980%	12,200	1,134,175

MassMutual Select Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $1,207,163)		$1,134,175

TOTAL EQUITIES (Cost $573,685,508)		556,688,909

Mutual Funds — 0.1%
United States — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	877,145	877,145

TOTAL MUTUAL FUNDS (Cost $877,145)		877,145

TOTAL LONG-TERM INVESTMENTS (Cost $574,562,653)		557,566,054

	Principal Amount
Short-Term Investments — 2.2%

Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$12,494,277	12,494,277

TOTAL SHORT-TERM INVESTMENTS (Cost $12,494,277)		12,494,277

TOTAL INVESTMENTS — 99.4% (Cost $587,056,930) (e)		570,060,331

Other Assets/(Liabilities) — 0.6%		3,194,896

NET ASSETS — 100.0%		$573,255,227

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $4,334,172 or 0.76% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,689,326 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $12,494,277. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $12,744,294.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	12/16/20	USD	1,901,869	CHF	1,797,000	$(5,024)

Currency Legend

CHF	Swiss Franc
USD	U.S. Dollar

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 96.9%
Australia — 2.4%
Australia & New Zealand Banking Group Ltd.	108,100	$1,398,942
BHP Group Ltd.	275,764	6,843,575
Challenger Ltd. (a)	248,718	762,331
CSL Ltd.	4,614	914,740
Downer EDI Ltd.	542,188	1,658,660
IGO Ltd.	417,119	1,407,876
Incitec Pivot Ltd.	1,027,585	1,335,529
Macquarie Group Ltd.	27,605	2,272,275
Rio Tinto Ltd.	12,451	844,281
Scentre Group	443,858	668,358
South32 Ltd.	3,191,297	4,518,837
Suncorp Group Ltd.	232,556	1,488,910
Treasury Wine Estates Ltd.	420,936	3,047,182
Worley Ltd. (a)	365,166	2,212,502
		29,373,998
Austria — 0.5%
BAWAG Group AG (b) (c)	73,553	2,535,966
Erste Group Bank AG (b)	151,143	3,551,730
		6,087,696
Belgium — 0.7%
Anheuser-Busch InBev SA	33,331	1,642,772
Galapagos NV (b)	7,132	1,400,075
KBC Group NV	58,855	3,370,857
Umicore SA	37,697	1,772,484
		8,186,188
Bermuda — 0.6%
Credicorp Ltd.	33,224	4,441,052
Haier Electronics Group Co. Ltd.	36,000	109,457
Hiscox Ltd.	200,725	1,959,350
Hongkong Land Holdings Ltd.	297,200	1,230,130
Kunlun Energy Co. Ltd	138,000	90,280
		7,830,269
Brazil — 0.8%
B3 SA - Brasil Bolsa Balcao	239,400	2,425,212
Banco Bradesco SA Sponsored ADR	345,544	1,316,523
Banco BTG Pactual SA	4,100	57,676
BRF SA (b)	20,200	78,971
CCR SA	19,800	52,794
EDP - Energias do Brasil SA	427,600	1,369,742
Lojas Renner SA	193,458	1,487,017
Porto Seguro SA	63,700	590,602
Raia Drogasil SA	127,966	2,603,041
Suzano SA (b)	58,700	397,119
Tim Participacoes SA Sponsored ADR	2,700	34,938
		10,413,635
British Virgin Islands — 0.1%
Mail.ru Group Ltd. GDR (b) (c)	48,875	1,098,971
Canada — 2.3%
Bombardier, Inc. Class B (a) (b)	651,645	201,599
Element Fleet Management Corp.	259,672	1,937,594
Franco-Nevada Corp.	16,562	2,313,630
Magna International, Inc.	176,470	7,858,209
National Bank of Canada (a)	108,351	4,909,954
Seven Generations Energy Ltd. Class A (b)	466,160	1,040,413
Sun Life Financial, Inc.	73,636	2,706,025
TC Energy Corp. (a)	51,900	2,217,295
TMX Group Ltd.	27,022	2,671,747
Waste Connections, Inc.	20,479	1,920,725
		27,777,191
Cayman Islands — 7.3%
58.com, Inc. ADR (b)	41,623	2,245,145
Alibaba Group Holding Ltd. Sponsored ADR (b)	128,662	27,752,393
Baidu, Inc. Sponsored ADR (b)	38,238	4,584,354
China Mengniu Dairy Co. Ltd.	1,576,000	6,010,223
CK Hutchison Holdings Ltd.	725,500	4,650,839
ENN Energy Holdings Ltd.	57,500	645,792
Farfetch Ltd. Class A (a) (b)	62,362	1,076,992
Hengan International Group Co. Ltd.	107,000	837,001
JOYY, Inc. ADR (b)	29,709	2,630,732
Kingboard Holdings Ltd.	32,500	84,386
Pagseguro Digital Ltd. Class A (b)	28,037	990,828
Shimao Group Holdings Ltd.	20,000	84,756
Sino Biopharmaceutical Ltd.	621,000	1,171,303
StoneCo Ltd. Class A (b)	66,460	2,575,990
Sunny Optical Technology Group Co. Ltd.	64,700	1,032,528
TAL Education Group Sponsored ADR (b)	37,796	2,584,490
Tencent Holdings Ltd.	397,300	25,520,092
Tencent Music Entertainment Group ADR (b)	62,600	842,596
Tongcheng-Elong Holdings Ltd. (b)	39,200	70,684
Trip.com Group Ltd. ADR (b)	50,950	1,320,624
Vipshop Holdings Ltd. ADR (b)	7,397	147,274
XP, Inc. (b)	70,233	2,950,488
		89,809,510
Chile — 0.2%
Banco Santander Chile Sponsored ADR	131,060	2,149,384
China — 3.2%
Anhui Conch Cement Co. Ltd. Class H	519,000	3,490,800
BTG Hotels Group Co. Ltd. Class A	406,060	887,809
China Longyuan Power Group Corp. Class H	1,065,000	596,650
China Merchants Bank Co. Ltd. Class H	242,500	1,116,898

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dongfeng Motor Group Co. Ltd. Class H	164,000	$98,071
Gree Electric Appliances, Inc. of Zhuhai Class A	786,400	6,322,058
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	403,161	1,738,994
Hisense Home Appliances Group Co. Ltd.	30,700	53,030
Industrial & Commercial Bank of China Ltd. Class H	139,000	84,193
Jiangsu Hengrui Medicine Co. Ltd. Class A	57,600	751,978
Kweichow Moutai Co. Ltd. Class A	26,898	5,566,634
Midea Group Co. Ltd. Class A	120,700	1,021,012
PICC Property & Casualty Co. Ltd. Class H	5,276,000	4,340,505
Ping An Insurance Group Co. of China Ltd. Class A	9,500	95,977
Ping An Insurance Group Co. of China Ltd. Class H	716,500	7,155,725
Postal Savings Bank of China Co. Ltd.	147,400	95,098
Shanghai International Airport Co. Ltd. Class A	85,900	871,262
Sinopharm Group Co. Ltd. Class H	358,400	918,493
Tsingtao Brewery Co. Ltd. Class H	400,000	2,970,367
Yifeng Pharmacy Chain Co. Ltd. Class A	116,620	1,500,867
Zhejiang Expressway Co. Ltd. Class H	146,000	103,559
		39,779,980
Czech Republic — 0.1%
Komercni banka AS (b)	29,678	689,921
Denmark — 0.2%
Ascendis Pharma A/S ADR (b)	4,825	713,617
Novo Nordisk A/S Class B	18,330	1,186,156
		1,899,773
Finland — 1.1%
Nokia OYJ	606,020	2,653,972
Nordea Bank Abp (b)	536,061	3,694,478
Sampo OYJ Class A	165,408	5,682,781
Stora Enso OYJ Class R	170,334	2,031,275
		14,062,506
France — 6.7%
Air Liquide SA	29,139	4,198,605
AXA SA	463,212	9,666,821
BNP Paribas SA (b)	181,444	7,193,000
Dassault Aviation SA (b)	5,265	4,847,672
Electricite de France SA	197,673	1,820,356
Engie SA (b)	454,441	5,609,310
EssilorLuxottica SA (b)	47,460	6,082,917
Eutelsat Communications SA	119,059	1,097,022
Ipsen SA	14,461	1,227,927
Kering SA	2,942	1,598,005
L'Oreal SA (b)	10,982	3,520,719
Legrand SA	19,224	1,458,678
LVMH Moet Hennessy Louis Vuitton SE	2,275	996,447
Orange SA	140,957	1,683,897
Safran SA (b)	15,784	1,578,909
Sanofi	80,726	8,212,983
Teleperformance	5,025	1,273,957
Thales SA	133,133	10,738,959
Total SA	255,024	9,713,760
		82,519,944
Germany — 6.4%
Allianz SE Registered	19,990	4,077,434
BASF SE	62,449	3,489,646
Bayer AG Registered	201,009	14,753,971
Covestro AG (b) (c)	74,593	2,830,897
Daimler AG Registered	52,717	2,136,806
Evotec SE (b)	103,724	2,801,729
Fresenius SE & Co. KGaA	54,032	2,667,063
GEA Group AG	63,628	2,008,056
HeidelbergCement AG	25,682	1,368,374
KION Group AG	28,426	1,745,064
Knorr-Bremse AG	30,477	3,083,667
MorphoSys AG (b)	1,828	230,904
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	25,459	6,607,251
SAP SE	61,558	8,568,597
Siemens AG Registered	89,207	10,478,942
Siemens Healthineers AG (c)	46,184	2,211,838
Stroeer SE & Co KGaA	16,693	1,122,320
Teamviewer AG (b) (c)	41,569	2,267,936
Telefonica Deutschland Holding AG	526,906	1,554,224
Zalando SE (b) (c)	56,134	3,947,838
		77,952,557
Hong Kong — 2.0%
AIA Group Ltd.	1,796,600	16,721,079
Beijing Enterprises Holdings Ltd.	213,500	718,005
China Overseas Land & Investment Ltd.	28,000	84,556
China Resources Beer Holdings Company Ltd.	332,000	1,852,941
CNOOC Ltd.	82,000	92,094
CSPC Pharmaceutical Group Ltd.	693,600	1,307,595
Fosun International Ltd.	1,310,500	1,664,195
Galaxy Entertainment Group Ltd.	154,000	1,045,638
Hong Kong Exchanges & Clearing Ltd.	17,400	741,565
		24,227,668
Hungary — 0.2%
OTP Bank Nyrt (b)	85,510	2,994,920
India — 2.3%
Ambuja Cements Ltd.	41,847	108,096
Axis Bank Ltd.	399,332	2,180,583
Bharti Infratel Ltd.	438,247	1,285,692
HDFC Bank Ltd.	228,741	3,262,448
Hindalco Industries Ltd.	33,273	65,653
Housing Development Finance Corp. Ltd.	396,212	9,327,198
ICICI Bank Ltd.	16,510	76,651
ICICI Bank Ltd. Sponsored ADR	135,000	1,254,150
Infosys Ltd.	249,294	2,425,418
Kotak Mahindra Bank Ltd.	39,631	710,895
Maruti Suzuki India Ltd.	32,300	2,507,044
NTPC Ltd.	2,549,060	3,237,382
Shriram Transport Finance Co. Ltd.	133,151	1,230,743
State Bank of India (b)	22,932	54,468
Tech Mahindra Ltd.	5,147	37,319
		27,763,740

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Indonesia — 0.9%
Astra International Tbk PT	3,691,400	$1,241,092
Bank Central Asia Tbk PT	3,104,700	6,191,581
Bank Negara Indonesia Persero Tbk PT	4,587,400	1,472,395
Sarana Menara Nusantara Tbk PT	35,941,800	2,581,086
		11,486,154
Ireland — 0.5%
DCC PLC	20,707	1,724,537
Linde PLC	20,471	4,308,890
		6,033,427
Italy — 1.1%
Banca Mediolanum SpA	251,257	1,801,287
DiaSorin SpA	8,076	1,544,846
Eni SpA	197,900	1,884,457
Intesa Sanpaolo SpA (b)	596,677	1,139,868
Leonardo SpA	246,750	1,632,512
Moncler SpA (b)	50,690	1,935,477
Prysmian SpA	144,081	3,332,978
		13,271,425
Japan — 16.0%
Asahi Kasei Corp.	197,900	1,607,851
Asics Corp. (a)	157,800	1,796,008
Astellas Pharma, Inc.	560,400	9,328,771
Benesse Holdings, Inc.	49,200	1,323,054
Bridgestone Corp. (a)	46,600	1,499,364
Central Japan Railway Co.	10,400	1,609,895
CyberAgent, Inc. (a)	36,100	1,770,935
Daiichi Sankyo Co. Ltd.	19,100	1,559,833
Denso Corp.	59,600	2,325,078
DIC Corp.	69,900	1,752,105
Disco Corp.	5,700	1,380,106
Electric Power Development Co. Ltd.	74,600	1,414,356
en-japan, Inc.	27,300	673,265
Ezaki Glico Co. Ltd.	49,900	2,384,043
Fujitsu General Ltd.	125,600	2,571,582
Fujitsu Ltd.	36,300	4,249,064
Hamamatsu Photonics KK	36,200	1,567,570
Hitachi Ltd.	112,100	3,538,934
Hitachi Metals Ltd.	151,800	1,807,291
Honda Motor Co. Ltd.	32,000	818,104
Hoshizaki Corp.	15,100	1,293,889
Japan Tobacco, Inc. (a)	117,800	2,185,643
JGC Holdings Corp.	118,600	1,248,360
Kansai Paint Co. Ltd.	60,600	1,277,279
Kao Corp. (a)	22,200	1,757,514
Kirin Holdings Co. Ltd.	157,300	3,317,288
Matsumotokiyoshi Holdings Co. Ltd.	41,000	1,484,986
Mitsubishi Corp.	60,600	1,275,812
Mitsubishi Electric Corp.	612,400	7,952,221
Mitsubishi Estate Co. Ltd.	145,100	2,157,712
Mitsubishi Motors Corp.	409,500	1,010,698
Mitsubishi UFJ Financial Group, Inc.	1,136,800	4,446,224
Mitsubishi UFJ Lease & Finance Co. Ltd.	176,500	835,378
Mitsui Fudosan Co. Ltd.	239,800	4,249,048
Mitsui Mining & Smelting Co. Ltd. (a)	25,800	524,047
Murata Manufacturing Co. Ltd.	93,100	5,455,117
Nippon Shokubai Co. Ltd.	30,300	1,584,855
Nippon Telegraph & Telephone Corp.	747,400	17,399,616
NTT Data Corp.	163,000	1,813,654
Omron Corp.	21,200	1,420,332
ORIX Corp.	185,100	2,282,343
Otsuka Holdings Co. Ltd. (a)	239,500	10,438,358
Outsourcing, Inc.	141,600	894,428
Pan Pacific International Holding Corp.	79,300	1,739,108
Panasonic Corp.	164,300	1,432,239
Persol Holdings Co. Ltd.	240,500	3,303,459
Pola Orbis Holdings, Inc. (a)	22,300	387,922
Recruit Holdings Co. Ltd.	62,700	2,143,343
Renesas Electronics Corp. (b)	107,200	548,531
Seven & i Holdings Co. Ltd.	162,100	5,289,963
Shimadzu Corp.	28,100	747,500
SMC Corp.	1,700	867,681
SoftBank Group Corp.	28,900	1,456,207
Sompo Holdings, Inc.	73,900	2,541,399
Sony Corp.	27,100	1,855,844
Stanley Electric Co. Ltd.	226,600	5,456,885
Sumitomo Corp.	355,000	4,065,342
Sumitomo Mitsui Trust Holdings, Inc.	38,400	1,077,713
Sumitomo Rubber Industries Ltd. (a)	58,100	572,272
Suzuki Motor Corp.	73,900	2,507,436
Takeda Pharmaceutical Co. Ltd.	300,731	10,733,287
Takeda Pharmaceutical Co. Ltd. Sponsored ADR (b)	54,965	985,522
TechnoPro Holdings, Inc.	24,500	1,418,461
Terumo Corp.	26,700	1,010,808
THK Co. Ltd.	61,000	1,508,683
Tokio Marine Holdings, Inc.	68,000	2,962,487
Tokyo Electron Ltd.	18,800	4,613,749
Tosoh Corp.	17,100	233,198
Toyota Motor Corp.	132,000	8,280,576
Welcia Holdings Co. Ltd.	13,600	1,096,477
Z Holdings Corp.	1,229,000	5,997,764
		196,115,867
Luxembourg — 0.3%
Samsonite International SA (b) (c)	501,900	509,331
Tenaris SA	11,859	76,449
Tenaris SA ADR	196,994	2,547,133
		3,132,913
Mexico — 0.2%
Grupo Aeroportuario del Sureste SAB de CV ADR	9,051	1,016,337
Grupo Mexico SAB de CV Series B	45,000	104,549
Orbia Advance Corp. SAB de CV	54,900	81,139
Wal-Mart de Mexico SAB de CV	734,700	1,757,117
		2,959,142
Netherlands — 6.6%
ABN AMRO Bank NV (c)	161,693	1,389,852
Adyen NV (b) (c)	769	1,120,348

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Airbus SE (b)	52,993	$3,770,915
Akzo Nobel NV	62,970	5,633,585
ASML Holding NV	36,580	13,409,432
CNH Industrial NV (b)	226,627	1,583,180
ING Groep NV	882,052	6,127,464
Koninklijke DSM NV	23,339	3,225,984
Koninklijke Philips NV (b)	302,038	14,064,891
NXP Semiconductor NV	117,443	13,393,200
Prosus NV (b)	76,862	7,133,583
Unilever NV	129,727	6,880,116
X5 Retail Group NV GDR (c)	55,677	1,968,319
Yandex NV Class A (b)	22,500	1,125,450
		80,826,319
Norway — 0.5%
DNB ASA	219,368	2,902,530
Equinor ASA	163,659	2,327,437
Storebrand ASA (b)	270,981	1,399,632
		6,629,599
Philippines — 0.4%
PLDT, Inc.	2,735	68,243
SM Investments Corp.	218,820	4,082,061
Universal Robina Corp.	528,210	1,367,948
		5,518,252
Poland — 0.2%
Powszechny Zaklad Ubezpieczen SA	258,449	1,888,795
Portugal — 0.9%
Banco Comercial Portugues SA (b)	5,267,155	632,164
Galp Energia SGPS SA	599,868	6,929,386
Jeronimo Martins SGPS SA	205,335	3,592,562
		11,154,112
Republic of Korea — 4.8%
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	398	29,312
KT Corp.	34,569	681,869
KT Corp. Sponsored ADR	167,969	1,636,018
LG Household & Health Care Ltd.	8,271	9,253,380
NAVER Corp.	63,970	14,346,368
Paradise Co. Ltd.	3,009	33,810
POSCO	6,923	1,001,127
Samsung Electronics Co. Ltd.	667,408	29,585,616
SK Hynix, Inc.	40,237	2,878,411
		59,445,911
Russia — 0.9%
Gazprom OAO Sponsored ADR	10,916	58,791
LUKOIL PJSC Sponsored ADR	1,432	106,148
Mobile TeleSystems PJSC	11,930	55,763
Sberbank of Russia PJSC Sponsored ADR	915,946	10,405,964
		10,626,666
Saudi Arabia — 0.1%
Al Rajhi Bank	97,185	1,467,220
National Commercial Bank	5,258	52,245
		1,519,465
Singapore — 0.6%
DBS Group Holdings, Ltd.	70,200	1,050,088
United Overseas Bank Ltd.	337,900	4,915,266
Wilmar International Ltd.	536,600	1,580,449
Yangzijiang Shipbuilding Holdings Ltd.	152,900	102,156
		7,647,959
South Africa — 1.4%
Capitec Bank Holdings Ltd.	20,830	1,030,289
Clicks Group Ltd.	75,938	920,155
FirstRand Ltd.	538,387	1,180,170
Naspers Ltd.	59,992	10,944,358
Sanlam Ltd.	314,999	1,069,492
Shoprite Holdings Ltd.	255,916	1,572,118
Telkom SA SOC Ltd.	38,195	65,166
		16,781,748
Spain — 0.7%
Amadeus IT Group SA	53,097	2,762,787
Iberdrola SA	410,473	4,754,243
Indra Sistemas SA (b)	100,716	790,348
		8,307,378
Sweden — 1.4%
Assa Abloy AB Class B	47,663	967,759
Elekta AB	150,239	1,395,333
Essity AB Class B (b)	113,380	3,660,389
Getinge AB Class B (a)	115,724	2,144,827
Lundin Energy AB (a)	67,995	1,636,168
Svenska Handelsbanken AB Class A (b)	218,763	2,073,777
Swedbank AB Class A (b)	200,898	2,571,209
Telefonaktiebolaget LM Ericsson Class B	332,948	3,074,588
		17,524,050
Switzerland — 6.7%
ABB Ltd. Registered	122,258	2,748,061
Adecco Group AG Registered	27,590	1,292,695
Alcon, Inc. (b)	47,329	2,711,773
Julius Baer Group Ltd.	88,467	3,695,711
LafargeHolcim Ltd. Registered	1,325	57,953
Lonza Group AG Registered	12,536	6,610,158
Nestle SA Registered	164,016	18,119,699
Novartis AG Registered	162,203	14,093,926
PSP Swiss Property AG Registered	5,046	567,735
Roche Holding AG	59,642	20,649,942
Temenos Group AG Registered	13,280	2,059,011
UBS Group AG Registered	288,324	3,312,424

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zurich Insurance Group AG	18,793	$6,618,287
		82,537,375
Taiwan — 3.4%
Hon Hai Precision Industry Co. Ltd.	51,000	148,858
Largan Precision Co. Ltd.	51,000	7,037,930
MediaTek, Inc.	7,000	136,961
President Chain Store Corp.	188,000	1,888,204
Taiwan Semiconductor Manufacturing Co. Ltd.	2,871,000	30,381,038
Uni-President Enterprises Corp.	547,000	1,319,911
Vanguard International Semiconductor Corp.	267,000	702,723
		41,615,625
Thailand — 0.6%
Airports of Thailand PCL	473,700	927,246
CP ALL PCL (b)	2,860,300	6,269,848
Land & Houses PCL	359,000	88,342
		7,285,436
Turkey — 0.1%
BIM Birlesik Magazalar AS	89,222	885,057
United Arab Emirates — 0.3%
First Abu Dhabi Bank PJSC	1,342,127	4,150,781
United Kingdom — 9.7%
Amcor PLC	776,344	7,822,891
Antofagasta PLC	278,351	3,228,104
Ashtead Group PLC	80,999	2,722,885
ASOS PLC (b)	112,128	4,751,867
AstraZeneca PLC Sponsored ADR	132,253	6,994,861
Aviva PLC	313,832	1,062,048
BHP Group PLC	95,348	1,957,463
BP PLC Sponsored ADR (a)	136,832	3,190,922
British American Tobacco PLC	68,868	2,646,008
BT Group PLC	1,261,996	1,781,175
Bunzl PLC	38,403	1,029,615
Burberry Group PLC	169,247	3,349,170
Close Brothers Group PLC	25,768	352,382
Compass Group PLC	94,267	1,296,843
Diageo PLC	73,583	2,442,511
Direct Line Insurance Group PLC	169,240	567,534
Fresnillo PLC	6,956	72,450
GlaxoSmithKline PLC Sponsored ADR	231,638	9,448,514
Great Portland Estates PLC	363,495	2,844,385
HomeServe PLC	138,482	2,236,901
HSBC Holdings PLC	334,188	1,564,222
Informa PLC	210,241	1,223,252
Investec PLC	240,677	480,960
Johnson Matthey PLC	66,681	1,730,821
Kingfisher PLC	649,616	1,774,818
Lloyds Banking Group PLC	10,579,983	4,081,418
London Stock Exchange Group PLC	43,041	4,452,329
Meggitt PLC	764,431	2,782,793
Melrose Industries PLC	980,878	1,382,498
Mondi PLC	46,789	874,291
National Grid PLC	192,759	2,360,376
Network International Holdings PLC (b) (c)	632,530	3,451,551
Next PLC	52,211	3,161,579
Persimmon PLC (b)	50,874	1,438,694
Playtech PLC	210,537	733,477
Rolls-Royce Holdings PLC	298,525	1,053,724
Royal Dutch Shell PLC Class B	237,010	3,586,467
Royal Dutch Shell PLC Class B Sponsored ADR	42,410	1,291,385
Royalty Pharma PLC Class A (b)	10,083	489,530
Smith & Nephew PLC	62,109	1,157,074
Smiths Group PLC	116,927	2,042,129
Standard Chartered PLC	98,609	536,860
Unilever PLC	133,482	7,197,023
Vodafone Group PLC	2,177,492	3,472,142
Vodafone Group PLC Sponsored ADR	134,376	2,141,953
The Weir Group PLC	67,209	883,887
WPP PLC	487,331	3,803,050
		118,946,832
United States — 1.5%
Autoliv, Inc.	18,590	1,194,943
Booking Holdings, Inc. (b)	1,097	1,746,797
Broadcom, Inc.	8,238	2,599,995
MercadoLibre, Inc. (b)	3,308	3,260,927
Philip Morris International, Inc.	87,524	6,131,931
Southern Copper Corp.	37,575	1,494,358
Visa, Inc. Class A	9,919	1,916,053
		18,345,004

TOTAL COMMON STOCK (Cost $1,229,828,478)		1,189,253,143
PREFERRED STOCK — 1.0%
Brazil — 0.5%
Banco Bradesco SA 3.340%	526,285	2,003,292
Itau Unibanco Holding SA 0.550%	956,950	4,478,472
Petroleo Brasileiro SA 025%	25,000	99,070
		6,580,834
Germany — 0.2%
Sartorius AG 0.290%	1,449	476,035
Volkswagen AG 2.680%	11,621	1,757,422
		2,233,457
Italy — 0.1%
Telecom Italia SpA 5.420%	1,982,342	767,390
Republic of Korea — 0.2%
Samsung Electronics Co. Ltd. 3.760%	62,121	2,425,961

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United States — 0.0%
Roofoods Ltd., Series G, (Acquired 5/16/19, Cost $550,376) (b) (d) (e) (f)	1,317	$550,376

TOTAL PREFERRED STOCK (Cost $18,447,838)		12,558,018

TOTAL EQUITIES (Cost $1,248,276,316)		1,201,811,161

MUTUAL FUNDS — 0.0%
United States — 0.0%
iShares MSCI Taiwan ETF	1,600	64,352
State Street Navigator Securities Lending Prime Portfolio (g)	78,591	78,591
		142,943

TOTAL MUTUAL FUNDS (Cost $138,198)		142,943

RIGHTS — 0.0%
Russia — 0.0%
Moscow Exchange OAO	30,860	49,172

TOTAL RIGHTS (Cost $50,336)		49,172

TOTAL LONG-TERM INVESTMENTS (Cost $1,248,464,850)		1,202,003,276

SHORT-TERM INVESTMENTS — 1.6%
Mutual Fund — 1.5%
T. Rowe Price Government Reserve Investment Fund	18,406,949	18,406,949

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (h)	$1,083,333	1,083,333

TOTAL SHORT-TERM INVESTMENTS (Cost $19,490,282)		19,490,282

TOTAL INVESTMENTS — 99.5% (Cost $1,267,955,132) (i)		1,221,493,558

Other Assets/(Liabilities) — 0.5%		5,935,186

NET ASSETS — 100.0%		$1,227,428,744

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $33,540,746 or 2.73% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $35,105,331 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

(b)	Non-income producing security.

(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $23,332,847 or 1.90% of net assets.

(d)	Investment was valued using significant unobservable inputs.

(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $550,376 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $550,376 or 0.04% of net assets.

(g)	Represents investment of security lending cash collateral. (Note 2).

(h)	Maturity value of $1,083,333. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $1,105,017.

(i)	See Note 3 for aggregate cost for federal tax purposes.

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Julius Baer Group Ltd.	Goldman Sachs International	7/17/20	45.00	76	CHF	342,000	$(1,243)	$(12,174)	$10,931
Julius Baer Group Ltd.	Goldman Sachs International	7/17/20	47.50	20	CHF	95,000	(120)	(3,012)	2,892
ASML Holding NV	Goldman Sachs International	7/17/20	290.00	10	EUR	290,000	(43,855)	(9,679)	(34,176)
ASML Holding NV	Goldman Sachs International	7/17/20	310.00	5	EUR	155,000	(12,450)	(4,180)	(8,270)
ASML Holding NV	Goldman Sachs International	7/17/20	335.00	4	EUR	134,000	(3,221)	(3,580)	359
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	7/17/20	145.00	39	USD	565,500	(107)	(19,819)	19,712
Thales SA	JP Morgan Chase Bank N.A.	7/17/20	80.00	38	EUR	304,000	(1,586)	(11,549)	9,963
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	7/17/20	145.00	17	USD	246,500	(47)	(9,350)	9,303
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	7/17/20	145.00	7	USD	101,500	(19)	(3,544)	3,525
Lonza Group AG Reg	JP Morgan Chase Bank N.A.	7/17/20	510.00	33	CHF	1,683,000	(2,332)	(2,131)	(201)
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	9/18/20	120.00	30	USD	360,000	(23,011)	(13,379)	(9,632)
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	9/18/20	120.00	31	USD	372,000	(23,778)	(20,862)	(2,916)
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	9/18/20	130.00	30	USD	390,000	(12,154)	(13,803)	1,649
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	1/15/21	150.00	10	USD	150,000	(3,675)	(7,477)	3,802
NXP Semiconductors NV	JP Morgan Chase Bank N.A.	1/15/21	150.00	23	USD	345,000	(8,453)	(18,869)	10,416
Temenos AG Reg	Morgan Stanley & Co. LLC	7/17/20	155.00	11	CHF	170,500	(1,894)	(2,213)	319
Lonza Group AG Reg	Morgan Stanley & Co. LLC	7/17/20	500.00	6	CHF	300,000	(7,179)	(5,307)	(1,872)
							$(145,124)	$(160,928)	$15,804

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	7/15/20	USD	1,696,589	JPY	182,670,000	$4,554

Currency Legend
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

MassMutual Select 20/80 Allocation Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 20.9%
DFA Commodity Strategy Portfolio	472,942	$2,142,427
Invesco Real Estate Fund, Class R6	49,042	855,289
MassMutual Premier International Equity Fund, Class I (a)	62,779	785,364
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	73,251	898,787
MassMutual Select Blue Chip Growth Fund, Class I (a)	120,536	3,133,929
MassMutual Select Diversified Value Fund, Class I (a)	214,698	2,046,071
MassMutual Select Equity Opportunities Fund, Class I (a)	200,873	3,215,984
MassMutual Select Fundamental Value Fund, Class I (a)	327,590	2,358,651
MassMutual Select Growth Opportunities Fund, Class I (a)	114,955	1,078,280
MassMutual Select Mid Cap Growth Fund, Class I (a)	48,984	1,149,168
MassMutual Select Mid-Cap Value Fund, Class I (a)	157,451	1,702,046
MassMutual Select Overseas Fund, Class I (a)	336,706	2,562,329
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	27,331	411,600
MassMutual Select Small Cap Value Equity Fund, Class I (a)	79,579	681,195
MM Select Equity Asset Fund, Class I (a)	1,624,667	13,078,573
Vanguard Developed Markets Index Fund, Admiral Shares	280,959	3,511,982
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	32,627	1,084,193
Vanguard Mid-Cap Index Fund, Admiral Shares	9,660	1,960,530
Vanguard Small-Cap Index Fund, Admiral Shares	12,458	870,780
		43,527,178
Fixed Income Funds — 79.1%
Barings Global Floating Rate Fund, Class Y (a)	209,749	1,797,546
Invesco Oppenheimer International Bond Fund, Class R6	1,495,611	7,866,912
MassMutual Premier Core Bond Fund, Class I (a)	3,268,293	37,095,120
MassMutual Premier High Yield Fund, Class I (a)	210,918	1,742,180
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	578,208	6,342,938
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,070,468	30,029,178
MassMutual Select Strategic Bond Fund, Class I (a)	2,685,649	29,810,702
MassMutual Select Total Return Bond Fund, Class I (a)	3,261,917	34,772,033
Vanguard Long-Term Treasury Index Fund, Admiral Shares	10,486	352,439
Vanguard Total Bond Market Index Fund, Institutional Shares	1,315,657	15,274,783
		165,083,831

TOTAL MUTUAL FUNDS (Cost $202,154,029)		208,611,009

TOTAL LONG-TERM INVESTMENTS (Cost $202,154,029)		208,611,009

TOTAL INVESTMENTS — 100.0% (Cost $202,154,029) (b)		208,611,009

Other Assets/(Liabilities) — (0.0)%		(52,348)

NET ASSETS — 100.0%		$208,558,661

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select 40/60 Allocation Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 42.2%
DFA Commodity Strategy Portfolio	451,796	$2,046,637
Invesco Real Estate Fund, Class R6	109,649	1,912,284
MassMutual Premier International Equity Fund, Class I (a)	162,114	2,028,051
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	166,173	2,038,938
MassMutual Select Blue Chip Growth Fund, Class I (a)	296,625	7,712,262
MassMutual Select Diversified Value Fund, Class I (a)	472,138	4,499,475
MassMutual Select Equity Opportunities Fund, Class I (a)	411,620	6,590,031
MassMutual Select Fundamental Value Fund, Class I (a)	710,123	5,112,883
MassMutual Select Growth Opportunities Fund, Class I (a)	255,124	2,393,059
MassMutual Select Mid Cap Growth Fund, Class I (a)	92,488	2,169,772
MassMutual Select Mid-Cap Value Fund, Class I (a)	302,240	3,267,215
MassMutual Select Overseas Fund, Class I (a)	817,478	6,221,008
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	75,345	1,134,693
MassMutual Select Small Cap Value Equity Fund, Class I (a)	218,398	1,869,489
MM Select Equity Asset Fund, Class I (a)	3,526,892	28,391,484
Vanguard Developed Markets Index Fund, Institutional Shares	602,976	7,549,264
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	70,826	2,353,559
Vanguard Mid-Cap Index Fund, Admiral Shares	20,920	4,245,973
Vanguard Small-Cap Index Fund, Admiral Shares	32,062	2,241,101
		93,777,178
Fixed Income Funds — 57.9%
Barings Global Floating Rate Fund, Class Y (a)	267,467	2,292,194
Invesco Oppenheimer International Bond Fund, Class R6	1,373,379	7,223,971
MassMutual Premier Core Bond Fund, Class I (a)	2,573,434	29,208,475
MassMutual Premier High Yield Fund, Class I (a)	270,862	2,237,318
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	420,137	4,608,904
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,490,951	24,361,500
MassMutual Select Strategic Bond Fund, Class I (a)	2,033,683	22,573,887
MassMutual Select Total Return Bond Fund, Class I (a)	2,431,214	25,916,743
Vanguard Long-Term Treasury Index Fund, Admiral Shares	11,229	377,418
Vanguard Total Bond Market Index Fund, Institutional Shares	834,974	9,694,052
		128,494,462

TOTAL MUTUAL FUNDS (Cost $219,235,364)		222,271,640

TOTAL LONG-TERM INVESTMENTS (Cost $219,235,364)		222,271,640

TOTAL INVESTMENTS — 100.1% (Cost $219,235,364) (b)		222,271,640

Other Assets/(Liabilities) — (0.1)%		(139,686)

NET ASSETS — 100.0%		$222,131,954

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select 60/40 Allocation Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 62.4%
DFA Commodity Strategy Portfolio	366,782	$1,661,521
Invesco Real Estate Fund, Class R6	155,097	2,704,887
MassMutual Premier International Equity Fund, Class I (a)	267,975	3,352,368
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	287,289	3,525,037
MassMutual Select Blue Chip Growth Fund, Class I (a)	386,202	10,041,245
MassMutual Select Diversified Value Fund, Class I (a)	643,257	6,130,237
MassMutual Select Equity Opportunities Fund, Class I (a)	537,073	8,598,536
MassMutual Select Fundamental Value Fund, Class I (a)	829,518	5,972,528
MassMutual Select Growth Opportunities Fund, Class I (a)	343,245	3,219,637
MassMutual Select Mid Cap Growth Fund, Class I (a)	146,974	3,448,017
MassMutual Select Mid-Cap Value Fund, Class I (a)	372,862	4,030,634
MassMutual Select Overseas Fund, Class I (a)	1,062,046	8,082,173
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	122,151	1,839,594
MassMutual Select Small Cap Value Equity Fund, Class I (a)	359,026	3,073,261
MM Select Equity Asset Fund, Class I (a)	4,706,678	37,888,759
Vanguard Developed Markets Index Fund, Institutional Shares	817,933	10,240,519
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	115,345	3,832,918
Vanguard Mid-Cap Index Fund, Institutional Shares	128,694	5,770,661
Vanguard Small-Cap Index Fund, Admiral Shares	50,833	3,553,251
		126,965,783
Fixed Income Funds — 37.7%
Barings Global Floating Rate Fund, Class Y (a)	368,206	3,155,522
Invesco Oppenheimer International Bond Fund, Class R6	923,408	4,857,126
MassMutual Premier Core Bond Fund, Class I (a)	1,378,796	15,649,336
MassMutual Premier High Yield Fund, Class I (a)	434,355	3,587,772
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	221,831	2,433,488
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,496,738	14,638,102
MassMutual Select Strategic Bond Fund, Class I (a)	1,081,521	12,004,882
MassMutual Select Total Return Bond Fund, Class I (a)	1,304,562	13,906,631
Vanguard Long-Term Treasury Index Fund, Admiral Shares	12,321	414,101
Vanguard Total Bond Market Index Fund, Institutional Shares	518,901	6,024,441
		76,671,401

TOTAL MUTUAL FUNDS (Cost $203,027,618)		203,637,184

TOTAL LONG-TERM INVESTMENTS (Cost $203,027,618)		203,637,184

TOTAL INVESTMENTS — 100.1% (Cost $203,027,618) (b)		203,637,184

Other Assets/(Liabilities) — (0.1)%		(120,693)

NET ASSETS — 100.0%		$203,516,491

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select 80/20 Allocation Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 77.2%
DFA Commodity Strategy Portfolio	218,090	$987,949
Invesco Real Estate Fund, Class R6	123,380	2,151,748
MassMutual Premier International Equity Fund, Class I (a)	193,368	2,419,034
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	234,435	2,876,514
MassMutual Select Blue Chip Growth Fund, Class I (a)	346,065	8,997,688
MassMutual Select Diversified Value Fund, Class I (a)	513,628	4,894,874
MassMutual Select Equity Opportunities Fund, Class I (a)	424,039	6,788,869
MassMutual Select Fundamental Value Fund, Class I (a)	681,515	4,906,907
MassMutual Select Growth Opportunities Fund, Class I (a)	272,628	2,557,250
MassMutual Select Mid Cap Growth Fund, Class I (a)	148,218	3,477,194
MassMutual Select Mid-Cap Value Fund, Class I (a)	313,517	3,389,114
MassMutual Select Overseas Fund, Class I (a)	931,274	7,086,998
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	96,500	1,453,292
MassMutual Select Small Cap Value Equity Fund, Class I (a)	283,118	2,423,492
MM Select Equity Asset Fund, Class I (a)	3,616,142	29,109,941
Vanguard Developed Markets Index Fund, Institutional Shares	629,883	7,886,134
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	88,849	2,952,453
Vanguard Mid-Cap Index Fund, Admiral Shares	21,780	4,420,553
Vanguard Small-Cap Index Fund, Admiral Shares	39,038	2,728,737
		101,508,741
Fixed Income Funds — 22.8%
Barings Global Floating Rate Fund, Class Y (a)	295,591	2,533,215
Invesco Oppenheimer International Bond Fund, Class R6	607,232	3,194,041
MassMutual Premier Core Bond Fund, Class I (a)	415,679	4,717,952
MassMutual Premier High Yield Fund, Class I (a)	372,911	3,080,242
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	71,846	788,146
MassMutual Premier Short-Duration Bond Fund, Class I (a)	606,516	5,931,731
MassMutual Select Strategic Bond Fund, Class I (a)	343,395	3,811,685
MassMutual Select Total Return Bond Fund, Class I (a)	372,147	3,967,085
Vanguard Long-Term Treasury Index Fund, Admiral Shares	5,897	198,193
Vanguard Total Bond Market Index Fund, Admiral Shares	158,756	1,843,153
		30,065,443

TOTAL MUTUAL FUNDS (Cost $133,098,832)		131,574,184

TOTAL LONG-TERM INVESTMENTS (Cost $133,098,832)		131,574,184

TOTAL INVESTMENTS — 100.0% (Cost $133,098,832) (b)		131,574,184

Other Assets/(Liabilities) — (0.0)%		(55,914)

NET ASSETS — 100.0%		$131,518,270

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMART by JPMorgan In Retirement Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 34.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	283,172	$4,584,562
JPMorgan Realty Income Fund, Class R6	91,568	1,121,705
MassMutual Premier International Equity Fund, Class I (a)	146,350	1,830,841
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	384,638	4,719,507
MassMutual Select Blue Chip Growth Fund, Class I (a)	105,901	2,753,427
MassMutual Select Diversified Value Fund, Class I (a)	317,859	3,029,198
MassMutual Select Equity Opportunities Fund, Class I (a)	274,613	4,396,562
MassMutual Select Fundamental Value Fund, Class I (a)	383,000	2,757,601
MassMutual Select Growth Opportunities Fund, Class I (a)	88,280	828,067
MassMutual Select Mid Cap Growth Fund, Class I (a)	55,081	1,292,197
MassMutual Select Mid-Cap Value Fund, Class I (a)	119,894	1,296,057
MassMutual Select Overseas Fund, Class I (a)	1,083,927	8,248,682
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	86,985	1,309,990
MassMutual Select Small Cap Value Equity Fund, Class I (a)	205,964	1,763,053
MM Select Equity Asset Fund, Class I (a)	1,716,531	13,818,071
Vanguard Developed Markets Index Fund, Admiral Shares	294,273	3,678,407
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	77,302	2,568,735
Vanguard Mid-Cap Index Fund, Admiral Shares	5,465	1,109,271
Vanguard Real Estate Index Fund, Admiral Shares	10,074	1,121,637
Vanguard Small-Cap Index Fund, Admiral Shares	18,732	1,309,398
		63,536,968
Fixed Income Funds — 65.4%
Barings Global Floating Rate Fund, Class Y (a)	264,899	2,270,185
JPMorgan Emerging Markets Debt Fund, Class R6	268,539	2,046,270
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	268,104	2,048,317
JPMorgan U.S. Government Money Market Fund, Class IM	9,087,583	9,087,583
MassMutual Premier Core Bond Fund, Class I (a)	3,417,803	38,792,067
MassMutual Premier High Yield Fund, Class I (a)	1,917,271	15,836,660
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,243,545	13,641,683
MassMutual Select Strategic Bond Fund, Class I (a)	1,175,701	13,050,277
MassMutual Select Total Return Bond Fund, Class I (a)	1,224,229	13,050,277
Vanguard Total Bond Market Index Fund, Institutional Shares	836,251	9,708,878
		119,532,197

TOTAL MUTUAL FUNDS (Cost $179,463,391)		183,069,165

TOTAL LONG-TERM INVESTMENTS (Cost $179,463,391)		183,069,165

TOTAL INVESTMENTS — 100.1% (Cost $179,463,391) (b)		183,069,165

Other Assets/(Liabilities) — (0.1)%		(236,188)

NET ASSETS — 100.0%		$182,832,977

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMART by JPMorgan 2020 Fund — Portfolio of Investments

June 30, 2020 (Unaudited)
	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 38.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	558,107	$9,035,745
JPMorgan Realty Income Fund, Class R6	191,320	2,343,665
MassMutual Premier International Equity Fund, Class I (a)	289,521	3,621,914
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	749,953	9,201,923
MassMutual Select Blue Chip Growth Fund, Class I (a)	208,871	5,430,638
MassMutual Select Diversified Value Fund, Class I (a)	628,855	5,992,985
MassMutual Select Equity Opportunities Fund, Class I (a)	543,088	8,694,847
MassMutual Select Fundamental Value Fund, Class I (a)	755,408	5,438,939
MassMutual Select Growth Opportunities Fund, Class I (a)	174,432	1,636,172
MassMutual Select Mid Cap Growth Fund, Class I (a)	109,149	2,560,640
MassMutual Select Mid-Cap Value Fund, Class I (a)	237,584	2,568,284
MassMutual Select Overseas Fund, Class I (a)	2,136,600	16,259,528
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	165,385	2,490,698
MassMutual Select Small Cap Value Equity Fund, Class I (a)	392,734	3,361,805
MM Select Equity Asset Fund, Class I (a)	3,381,903	27,224,323
Vanguard Developed Markets Index Fund, Institutional Shares	581,004	7,274,167
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	150,704	5,007,902
Vanguard Mid-Cap Index Fund, Admiral Shares	10,834	2,198,846
Vanguard Real Estate Index Fund, Admiral Shares	21,042	2,342,801
Vanguard Small-Cap Index Fund, Admiral Shares	35,603	2,488,671
		125,174,493
Fixed Income Funds — 62.1%
Barings Global Floating Rate Fund, Class Y (a)	382,959	3,281,956
JPMorgan Emerging Markets Debt Fund, Class R6	461,082	3,513,446
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	460,336	3,516,966
JPMorgan U.S. Government Money Market Fund, Class IM	13,118,722	13,118,722
MassMutual Premier Core Bond Fund, Class I (a)	6,055,654	68,731,677
MassMutual Premier High Yield Fund, Class I (a)	3,333,915	27,538,141
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,974,175	21,656,705
MassMutual Select Strategic Bond Fund, Class I (a)	2,084,322	23,135,977
MassMutual Select Total Return Bond Fund, Class I (a)	2,170,354	23,135,977
Vanguard Total Bond Market Index Fund, Institutional Shares	1,484,966	17,240,454
		204,870,021

TOTAL MUTUAL FUNDS (Cost $322,450,440)		330,044,514

TOTAL LONG-TERM INVESTMENTS (Cost $322,450,440)		330,044,514

TOTAL INVESTMENTS — 100.1% (Cost $322,450,440) (b)		330,044,514

Other Assets/(Liabilities) — (0.1)%		(262,955)

NET ASSETS — 100.0%		$329,781,559

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMART by JPMorgan 2025 Fund — Portfolio of Investments

June 30, 2020 (Unaudited)
	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 53.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	590,980	$9,567,974
JPMorgan Realty Income Fund, Class R6	235,750	2,887,934
MassMutual Premier International Equity Fund, Class I (a)	305,538	3,822,283
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	754,594	9,258,869
MassMutual Select Blue Chip Growth Fund, Class I (a)	220,709	5,738,447
MassMutual Select Diversified Value Fund, Class I (a)	662,683	6,315,369
MassMutual Select Equity Opportunities Fund, Class I (a)	572,323	9,162,888
MassMutual Select Fundamental Value Fund, Class I (a)	798,250	5,747,402
MassMutual Select Growth Opportunities Fund, Class I (a)	183,354	1,719,861
MassMutual Select Mid Cap Growth Fund, Class I (a)	115,400	2,707,285
MassMutual Select Mid-Cap Value Fund, Class I (a)	251,202	2,715,497
MassMutual Select Overseas Fund, Class I (a)	2,261,822	17,212,462
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	153,891	2,317,593
MassMutual Select Small Cap Value Equity Fund, Class I (a)	364,237	3,117,867
MM Select Equity Asset Fund, Class I (a)	3,575,587	28,783,473
Vanguard Developed Markets Index Fund, Institutional Shares	612,340	7,666,494
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	151,638	5,038,945
Vanguard Mid-Cap Index Fund, Admiral Shares	11,467	2,327,248
Vanguard Real Estate Index Fund, Admiral Shares	25,933	2,887,407
Vanguard Small-Cap Index Fund, Admiral Shares	33,131	2,315,871
		131,311,169
Fixed Income Funds — 46.8%
Barings Global Floating Rate Fund, Class Y (a)	213,589	1,830,455
JPMorgan Emerging Markets Debt Fund, Class R6	258,839	1,972,353
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	258,422	1,974,347
MassMutual Premier Core Bond Fund, Class I (a)	4,082,754	46,339,256
MassMutual Premier High Yield Fund, Class I (a)	1,753,397	14,483,063
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	533,619	5,853,797
MassMutual Select Strategic Bond Fund, Class I (a)	1,405,760	15,603,933
MassMutual Select Total Return Bond Fund, Class I (a)	1,463,784	15,603,933
Vanguard Total Bond Market Index Fund, Institutional Shares	997,542	11,581,462
		115,242,599

TOTAL MUTUAL FUNDS (Cost $242,513,862)		246,553,768

TOTAL LONG-TERM INVESTMENTS (Cost $242,513,862)		246,553,768

TOTAL INVESTMENTS — 100.1% (Cost $242,513,862) (b)		246,553,768

Other Assets/(Liabilities) — (0.1)%		(176,413)

NET ASSETS — 100.0%		$246,377,355

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMART by JPMorgan 2030 Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 65.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	1,070,971	$17,339,018
JPMorgan Realty Income Fund, Class R6	549,139	6,726,949
MassMutual Premier International Equity Fund, Class I (a)	667,022	8,344,450
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,611,509	19,773,216
MassMutual Select Blue Chip Growth Fund, Class I (a)	481,889	12,529,127
MassMutual Select Diversified Value Fund, Class I (a)	1,445,094	13,771,744
MassMutual Select Equity Opportunities Fund, Class I (a)	1,245,973	19,948,032
MassMutual Select Fundamental Value Fund, Class I (a)	1,742,913	12,548,972
MassMutual Select Growth Opportunities Fund, Class I (a)	399,899	3,751,052
MassMutual Select Mid Cap Growth Fund, Class I (a)	252,425	5,921,881
MassMutual Select Mid-Cap Value Fund, Class I (a)	549,426	5,939,296
MassMutual Select Overseas Fund, Class I (a)	5,407,501	41,151,080
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	315,030	4,744,347
MassMutual Select Small Cap Value Equity Fund, Class I (a)	747,489	6,398,508
MM Select Equity Asset Fund, Class I (a)	7,803,139	62,815,272
Vanguard Developed Markets Index Fund, Institutional Shares	1,334,155	16,703,616
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	424,722	10,728,472
Vanguard Mid-Cap Index Fund, Admiral Shares	25,027	5,079,502
Vanguard Real Estate Index Fund, Institutional Shares	389,270	6,707,118
Vanguard Small-Cap Index Fund, Admiral Shares	67,635	4,727,681
		285,649,333
Fixed Income Funds — 34.4%
JPMorgan Emerging Markets Debt Fund, Class R6	322,852	2,460,135
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	322,165	2,461,339
MassMutual Premier Core Bond Fund, Class I (a)	5,717,743	64,896,380
MassMutual Premier High Yield Fund, Class I (a)	2,417,344	19,967,262
MassMutual Select Strategic Bond Fund, Class I (a)	1,968,626	21,851,744
MassMutual Select Total Return Bond Fund, Class I (a)	2,049,882	21,851,744
Vanguard Total Bond Market Index Fund, Institutional Shares	1,395,130	16,197,455
		149,686,059

TOTAL MUTUAL FUNDS (Cost $432,640,185)		435,335,392

TOTAL LONG-TERM INVESTMENTS (Cost $432,640,185)		435,335,392

TOTAL INVESTMENTS — 100.1% (Cost $432,640,185) (b)		435,335,392

Other Assets/(Liabilities) — (0.1)%		(325,340)

NET ASSETS — 100.0%		$435,010,052

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMART by JPMorgan 2035 Fund — Portfolio of Investments

June 30, 2020 (Unaudited)
	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 77.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	459,965	$7,446,838
JPMorgan Realty Income Fund, Class R6	250,087	3,063,564
MassMutual Premier International Equity Fund, Class I (a)	512,145	6,406,938
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	459,334	5,636,022
MassMutual Select Blue Chip Growth Fund, Class I (a)	367,939	9,566,419
MassMutual Select Diversified Value Fund, Class I (a)	668,304	6,368,942
MassMutual Select Equity Opportunities Fund, Class I (a)	396,933	6,354,891
MassMutual Select Fundamental Value Fund, Class I (a)	887,598	6,390,707
MassMutual Select Growth Opportunities Fund, Class I (a)	339,788	3,187,211
MassMutual Select Mid Cap Growth Fund, Class I (a)	128,015	3,003,223
MassMutual Select Mid-Cap Value Fund, Class I (a)	278,686	3,012,594
MassMutual Select Overseas Fund, Class I (a)	3,229,432	24,575,977
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	162,197	2,442,680
MassMutual Select Small Cap Value Equity Fund, Class I (a)	385,299	3,298,163
MM Select Equity Asset Fund, Class I (a)	3,973,805	31,989,132
Vanguard Developed Markets Index Fund, Admiral Shares	341,722	4,271,527
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	417,653	10,549,904
Vanguard Mid-Cap Index Fund, Admiral Shares	12,655	2,568,390
Vanguard Real Estate Index Fund, Admiral Shares	27,437	3,054,841
Vanguard Small-Cap Index Fund, Admiral Shares	34,822	2,434,031
		145,621,994
Fixed Income Funds — 22.4%
JPMorgan Emerging Markets Debt Fund, Class R6	138,989	1,059,097
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	139,110	1,062,804
MassMutual Premier Core Bond Fund, Class I (a)	593,894	6,740,696
MassMutual Premier High Yield Fund, Class I (a)	728,039	6,013,604
MassMutual Select Strategic Bond Fund, Class I (a)	1,140,124	12,655,379
MassMutual Select Total Return Bond Fund, Class I (a)	1,187,582	12,659,626
Vanguard Total Bond Market Index Fund, Admiral Shares	144,969	1,683,085
		41,874,291

TOTAL MUTUAL FUNDS (Cost $188,668,046)		187,496,285

TOTAL LONG-TERM INVESTMENTS (Cost $188,668,046)		187,496,285

TOTAL INVESTMENTS — 100.1% (Cost $188,668,046) (b)		187,496,285

Other Assets/(Liabilities) — (0.1)%		(132,817)

NET ASSETS — 100.0%		$187,363,468

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMART by JPMorgan 2040 Fund — Portfolio of Investments

June 30, 2020 (Unaudited)
	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 86.6%
JPMorgan International Research Enhanced Equity Fund, Class R6	664,641	$10,760,543
JPMorgan Realty Income Fund, Class R6	425,149	5,208,075
MassMutual Premier International Equity Fund, Class I (a)	825,910	10,332,131
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	731,807	8,979,270
MassMutual Select Blue Chip Growth Fund, Class I (a)	592,371	15,401,634
MassMutual Select Diversified Value Fund, Class I (a)	1,077,592	10,269,454
MassMutual Select Equity Opportunities Fund, Class I (a)	640,121	10,248,341
MassMutual Select Fundamental Value Fund, Class I (a)	1,428,990	10,288,728
MassMutual Select Growth Opportunities Fund, Class I (a)	546,658	5,127,651
MassMutual Select Mid Cap Growth Fund, Class I (a)	207,696	4,872,549
MassMutual Select Mid-Cap Value Fund, Class I (a)	452,157	4,887,815
MassMutual Select Overseas Fund, Class I (a)	5,382,780	40,962,956
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	255,126	3,842,194
MassMutual Select Small Cap Value Equity Fund, Class I (a)	604,948	5,178,357
MM Select Equity Asset Fund, Class I (a)	6,397,720	51,501,649
Vanguard Developed Markets Index Fund, Institutional Shares	548,618	6,868,691
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	662,468	16,733,933
Vanguard Mid-Cap Index Fund, Admiral Shares	20,492	4,159,123
Vanguard Real Estate Index Fund, Admiral Shares	46,509	5,178,283
Vanguard Small-Cap Index Fund, Admiral Shares	54,614	3,817,500
		234,618,877
Fixed Income Funds — 13.5%
JPMorgan Emerging Markets Debt Fund, Class R6	112,165	854,699
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	111,987	855,579
MassMutual Premier Core Bond Fund, Class I (a)	490,744	5,569,948
MassMutual Premier High Yield Fund, Class I (a)	844,009	6,971,514
MassMutual Select Strategic Bond Fund, Class I (a)	937,827	10,409,882
MassMutual Select Total Return Bond Fund, Class I (a)	976,887	10,413,611
Vanguard Total Bond Market Index Fund, Admiral Shares	119,247	1,384,454
		36,459,687

TOTAL MUTUAL FUNDS (Cost $274,254,558)		271,078,564

TOTAL LONG-TERM INVESTMENTS (Cost $274,254,558)		271,078,564

TOTAL INVESTMENTS — 100.1% (Cost $274,254,558) (b)		271,078,564

Other Assets/(Liabilities) — (0.1)%		(171,754)

NET ASSETS — 100.0%		$270,906,810

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMART by JPMorgan 2045 Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 93.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	305,460	$4,945,399
JPMorgan Realty Income Fund, Class R6	216,207	2,648,539
MassMutual Premier International Equity Fund, Class I (a)	412,178	5,156,350
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	361,920	4,440,756
MassMutual Select Blue Chip Growth Fund, Class I (a)	295,774	7,690,134
MassMutual Select Diversified Value Fund, Class I (a)	537,989	5,127,039
MassMutual Select Equity Opportunities Fund, Class I (a)	319,528	5,115,640
MassMutual Select Fundamental Value Fund, Class I (a)	712,884	5,132,762
MassMutual Select Growth Opportunities Fund, Class I (a)	273,616	2,566,516
MassMutual Select Mid Cap Growth Fund, Class I (a)	103,683	2,432,395
MassMutual Select Mid-Cap Value Fund, Class I (a)	225,727	2,440,110
MassMutual Select Overseas Fund, Class I (a)	2,738,434	20,839,486
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	124,550	1,875,717
MassMutual Select Small Cap Value Equity Fund, Class I (a)	295,379	2,528,442
MM Select Equity Asset Fund, Class I (a)	3,195,107	25,720,615
Vanguard Developed Markets Index Fund, Admiral Shares	274,433	3,430,415
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	327,714	8,278,047
Vanguard Mid-Cap Index Fund, Admiral Shares	10,234	2,077,095
Vanguard Real Estate Index Fund, Admiral Shares	23,664	2,634,727
Vanguard Small-Cap Index Fund, Admiral Shares	26,673	1,864,446
		116,944,630
Fixed Income Funds — 6.4%
JPMorgan Emerging Markets Debt Fund, Class R6	16,116	122,804
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	16,091	122,932
MassMutual Premier Core Bond Fund, Class I (a)	94,385	1,071,269
MassMutual Premier High Yield Fund, Class I (a)	287,920	2,378,220
MassMutual Select Strategic Bond Fund, Class I (a)	179,742	1,995,135
MassMutual Select Total Return Bond Fund, Class I (a)	187,230	1,995,871
Vanguard Total Bond Market Index Fund, Admiral Shares	22,981	266,815
		7,953,046

TOTAL MUTUAL FUNDS (Cost $126,731,518)		124,897,676

TOTAL LONG-TERM INVESTMENTS (Cost $126,731,518)		124,897,676

TOTAL INVESTMENTS — 100.1% (Cost $126,731,518) (b)		124,897,676

Other Assets/(Liabilities) — (0.1)%		(80,624)

NET ASSETS — 100.0%		$124,817,052

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMART by JPMorgan 2050 Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 93.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	403,100	$6,526,188
JPMorgan Realty Income Fund, Class R6	285,144	3,493,018
MassMutual Premier International Equity Fund, Class I (a)	543,109	6,794,290
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	476,864	5,851,126
MassMutual Select Blue Chip Growth Fund, Class I (a)	390,638	10,156,577
MassMutual Select Diversified Value Fund, Class I (a)	707,960	6,746,855
MassMutual Select Equity Opportunities Fund, Class I (a)	421,404	6,746,673
MassMutual Select Fundamental Value Fund, Class I (a)	941,500	6,778,803
MassMutual Select Growth Opportunities Fund, Class I (a)	360,840	3,384,676
MassMutual Select Mid Cap Growth Fund, Class I (a)	136,734	3,207,774
MassMutual Select Mid-Cap Value Fund, Class I (a)	297,681	3,217,929
MassMutual Select Overseas Fund, Class I (a)	3,613,764	27,500,741
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	164,270	2,473,907
MassMutual Select Small Cap Value Equity Fund, Class I (a)	389,511	3,334,213
MM Select Equity Asset Fund, Class I (a)	4,219,833	33,969,656
Vanguard Developed Markets Index Fund, Admiral Shares	362,947	4,536,838
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	433,406	10,947,838
Vanguard Mid-Cap Index Fund, Admiral Shares	13,536	2,747,337
Vanguard Real Estate Index Fund, Admiral Shares	31,300	3,484,931
Vanguard Small-Cap Index Fund, Admiral Shares	35,281	2,466,151
		154,365,521
Fixed Income Funds — 6.4%
JPMorgan Emerging Markets Debt Fund, Class R6	21,271	162,082
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	21,237	162,250
MassMutual Premier Core Bond Fund, Class I (a)	124,739	1,415,791
MassMutual Premier High Yield Fund, Class I (a)	378,919	3,129,874
MassMutual Select Strategic Bond Fund, Class I (a)	237,547	2,636,776
MassMutual Select Total Return Bond Fund, Class I (a)	247,444	2,637,748
Vanguard Total Bond Market Index Fund, Admiral Shares	30,392	352,846
		10,497,367

TOTAL MUTUAL FUNDS (Cost $167,437,675)		164,862,888

TOTAL LONG-TERM INVESTMENTS (Cost $167,437,675)		164,862,888

TOTAL INVESTMENTS — 100.1% (Cost $167,437,675) (b)		164,862,888

Other Assets/(Liabilities) — (0.1)%		(84,694)

NET ASSETS — 100.0%		$164,778,194

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMART by JPMorgan 2055 Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 93.7%
JPMorgan International Research Enhanced Equity Fund, Class R6	135,421	$2,192,468
JPMorgan Realty Income Fund, Class R6	95,530	1,170,244
MassMutual Premier International Equity Fund, Class I (a)	182,359	2,281,308
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	160,128	1,964,770
MassMutual Select Blue Chip Growth Fund, Class I (a)	130,927	3,404,089
MassMutual Select Diversified Value Fund, Class I (a)	237,713	2,265,401
MassMutual Select Equity Opportunities Fund, Class I (a)	141,193	2,260,498
MassMutual Select Fundamental Value Fund, Class I (a)	315,541	2,271,897
MassMutual Select Growth Opportunities Fund, Class I (a)	120,900	1,134,047
MassMutual Select Mid Cap Growth Fund, Class I (a)	45,805	1,074,589
MassMutual Select Mid-Cap Value Fund, Class I (a)	99,718	1,077,947
MassMutual Select Overseas Fund, Class I (a)	1,214,043	9,238,870
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	55,030	828,745
MassMutual Select Small Cap Value Equity Fund, Class I (a)	130,499	1,117,067
MM Select Equity Asset Fund, Class I (a)	1,414,269	11,384,862
Vanguard Developed Markets Index Fund, Admiral Shares	120,504	1,506,295
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	109,384	3,634,835
Vanguard Mid-Cap Index Fund, Admiral Shares	4,495	912,248
Vanguard Real Estate Index Fund, Admiral Shares	10,394	1,157,240
Vanguard Small-Cap Index Fund, Admiral Shares	11,716	818,969
		51,696,389
Fixed Income Funds — 6.3%
JPMorgan Emerging Markets Debt Fund, Class R6	7,118	54,240
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	7,107	54,296
MassMutual Premier Core Bond Fund, Class I (a)	41,766	474,042
MassMutual Premier High Yield Fund, Class I (a)	127,167	1,050,395
MassMutual Select Strategic Bond Fund, Class I (a)	79,537	882,859
MassMutual Select Total Return Bond Fund, Class I (a)	82,850	883,184
Vanguard Total Bond Market Index Fund, Admiral Shares	10,090	117,140
		3,516,156

TOTAL MUTUAL FUNDS (Cost $56,276,970)		55,212,545

TOTAL LONG-TERM INVESTMENTS (Cost $56,276,970)		55,212,545

TOTAL INVESTMENTS — 100.0% (Cost $56,276,970) (b)		55,212,545

Other Assets/(Liabilities) — (0.0)%		(27,170)

NET ASSETS — 100.0%		$55,185,375

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMART by JPMorgan 2060 Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 99.9%
Equity Funds — 93.6%
JPMorgan International Research Enhanced Equity Fund, Class R6	38,984	$631,150
JPMorgan Realty Income Fund, Class R6	27,620	338,347
MassMutual Premier International Equity Fund, Class I (a)	52,599	658,009
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	46,183	566,663
MassMutual Select Blue Chip Growth Fund, Class I (a)	37,791	982,559
MassMutual Select Diversified Value Fund, Class I (a)	68,734	655,035
MassMutual Select Equity Opportunities Fund, Class I (a)	40,823	653,568
MassMutual Select Fundamental Value Fund, Class I (a)	91,088	655,834
MassMutual Select Growth Opportunities Fund, Class I (a)	34,955	327,874
MassMutual Select Mid Cap Growth Fund, Class I (a)	13,246	310,754
MassMutual Select Mid-Cap Value Fund, Class I (a)	28,835	311,709
MassMutual Select Overseas Fund, Class I (a)	349,489	2,659,607
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	15,915	239,677
MassMutual Select Small Cap Value Equity Fund, Class I (a)	37,731	322,974
MM Select Equity Asset Fund, Class I (a)	408,248	3,286,394
Vanguard Developed Markets Index Fund, Admiral Shares	35,234	440,420
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	31,984	1,062,827
Vanguard Mid-Cap Index Fund, Admiral Shares	1,314	266,640
Vanguard Real Estate Index Fund, Admiral Shares	3,038	338,223
Vanguard Small-Cap Index Fund, Admiral Shares	3,424	239,318
		14,947,582

Fixed Income Funds — 6.3%
JPMorgan Emerging Markets Debt Fund, Class R6	2,059	15,692
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	2,056	15,708
MassMutual Premier Core Bond Fund, Class I (a)	12,061	136,895
MassMutual Premier High Yield Fund, Class I (a)	36,790	303,885
MassMutual Select Strategic Bond Fund, Class I (a)	22,969	254,955
MassMutual Select Total Return Bond Fund, Class I (a)	23,926	255,049
Vanguard Total Bond Market Index Fund, Admiral Shares	2,951	34,258
		1,016,442

TOTAL MUTUAL FUNDS (Cost $16,142,489)		15,964,024

TOTAL LONG-TERM INVESTMENTS (Cost $16,142,489)		15,964,024

TOTAL INVESTMENTS — 99.9% (Cost $16,142,489) (b)		15,964,024

Other Assets/(Liabilities) — 0.1%		11,253

NET ASSETS — 100.0%		$15,975,277

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MM Select Equity Asset Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.5%

Common Stock — 98.5%
Basic Materials — 1.8%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,319	$801,406
Celanese Corp.	10,496	906,225
Dow, Inc. (a)	20,283	826,735
DuPont de Nemours, Inc.	11,955	635,169
Eastman Chemical Co.	22,627	1,575,745
Linde PLC	5,777	1,225,359
LyondellBasell Industries NV Class A	7,668	503,941
		6,474,580
Mining — 0.2%
Ferroglobe Representation & Warranty Insurance Trust (b) (c)	3,141	—
Newmont Corp.	12,109	747,610
		747,610
		7,222,190
Communications — 16.6%

Internet — 12.1%
Alphabet, Inc. Class A (a)	5,135	7,281,687
Alphabet, Inc. Class C (a)	4,580	6,474,334
Amazon.com, Inc. (a)	7,193	19,844,192
Booking Holdings, Inc. (a)	1,046	1,665,587
Facebook, Inc. Class A (a)	36,698	8,333,015
Lyft, Inc. Class A (a)	6,983	230,509
Netflix, Inc. (a)	10,218	4,649,599
		48,478,923
Media — 2.3%
Altice USA, Inc. Class A (a)	15,989	360,392
Charter Communications, Inc. Class A (a)	7,927	4,043,087
Comcast Corp. Class A	87,883	3,425,680
Discovery, Inc. Class A (a) (d)	32,651	688,936
Discovery, Inc. Class C (a)	35,658	686,773
		9,204,868
Telecommunications — 2.2%
Cisco Systems, Inc.	28,396	1,324,389
Motorola Solutions, Inc.	1,499	210,055
T-Mobile US, Inc. (a)	23,585	2,456,378
Verizon Communications, Inc.	85,332	4,704,353
		8,695,175
		66,378,966
Consumer, Cyclical — 7.7%

Airlines — 0.3%
Delta Air Lines, Inc.	14,543	407,931
Southwest Airlines Co.	18,852	644,362
		1,052,293
Apparel — 0.7%
Carter's, Inc.	2,381	192,147
NIKE, Inc. Class B	23,281	2,282,702
Ralph Lauren Corp.	5,416	392,768
		2,867,617
Auto Manufacturers — 0.6%
Cummins, Inc.	10,808	1,872,594
General Motors Co.	26,720	676,016
		2,548,610
Auto Parts & Equipment — 0.2%
Magna International, Inc.	13,812	615,048
Home Builders — 0.3%
Lennar Corp. Class A	22,753	1,402,040
Home Furnishing — 0.0%
Midea Group Co. Ltd. Class A	700	5,921
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	11,610	852,755

Retail — 5.4%
AutoZone, Inc. (a)	1,659	1,871,551
Best Buy Co., Inc.	25,202	2,199,379
Costco Wholesale Corp.	9,500	2,880,495
Dollar Tree, Inc. (a)	8,794	815,028
FF Group (a) (c)	294	1,585
The Home Depot, Inc.	17,285	4,330,065
Lowe's Cos., Inc.	25,579	3,456,235
Ross Stores, Inc.	11,995	1,022,454
Target Corp.	17,075	2,047,805
The TJX Cos., Inc.	32,552	1,645,829
Yum! Brands, Inc.	13,195	1,146,777
		21,417,203
		30,761,487
Consumer, Non-cyclical — 22.9%
Agriculture — 1.3%
Altria Group, Inc.	59,618	2,340,007

MM Select Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	41,787	$2,927,597
		5,267,604
Beverages — 1.2%
The Coca-Cola Co.	59,871	2,675,036
Constellation Brands, Inc. Class A	11,576	2,025,221
		4,700,257
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (a)	11,165	1,253,160
Amgen, Inc.	2,995	706,401
Biogen, Inc. (a)	4,148	1,109,797
Gilead Sciences, Inc.	1,909	146,878
Illumina, Inc. (a)	2,233	826,991
Regeneron Pharmaceuticals, Inc. (a)	2,915	1,817,940
Vertex Pharmaceuticals, Inc. (a)	5,209	1,512,225
		7,373,392
Commercial Services — 3.0%
Automatic Data Processing, Inc.	14,015	2,086,693
Cintas Corp.	1,607	428,041
FleetCor Technologies, Inc. (a)	1,314	330,510
H&R Block, Inc. (d)	6,008	85,794
MarketAxess Holdings, Inc.	1,167	584,574
PayPal Holdings, Inc. (a)	32,472	5,657,597
S&P Global, Inc.	7,797	2,568,956
Verisk Analytics, Inc.	2,492	424,138
		12,166,303
Cosmetics & Personal Care — 1.5%
The Procter & Gamble Co.	49,849	5,960,445

Foods — 0.8%
China Huishan Dairy Holdings Co. Ltd. (a) (b) (c)	44,000	—
Conagra Brands, Inc.	7,560	265,885
The Kroger Co.	17,621	596,471
Mondelez International, Inc. Class A	48,465	2,478,016
		3,340,372
Health Care – Products — 3.9%
ABIOMED, Inc. (a)	682	164,744
Baxter International, Inc.	23,947	2,061,837
Boston Scientific Corp. (a)	32,373	1,136,616
Edwards Lifesciences Corp. (a)	6,693	462,553
Intuitive Surgical, Inc. (a)	1,212	690,634
Medtronic PLC	44,190	4,052,223
Thermo Fisher Scientific, Inc.	12,732	4,613,313
Zimmer Biomet Holdings, Inc.	19,910	2,376,457
		15,558,377
Health Care – Services — 2.4%
Anthem, Inc.	5,376	1,413,780
Cigna Corp. (a)	11,872	2,227,781
DaVita, Inc. (a)	5,762	456,005
Town Health International Medical Group Ltd. (c)	62,000	5,520
UnitedHealth Group, Inc.	18,118	5,343,904
		9,446,990
Household Products & Wares — 0.7%
Avery Dennison Corp.	7,551	861,493
Kimberly-Clark Corp.	12,905	1,824,122
		2,685,615
Pharmaceuticals — 6.3%
AbbVie, Inc.	50,470	4,955,145
Becton Dickinson and Co.	931	222,760
Bristol-Myers Squibb Co.	67,384	3,962,179
DexCom, Inc. (a)	1,055	427,697
Eli Lilly and Co.	23,130	3,797,483
Johnson & Johnson	26,507	3,727,680
McKesson Corp.	15,039	2,307,283
Merck & Co., Inc.	62,175	4,807,993
Pfizer, Inc.	22,303	729,308
		24,937,528
		91,436,883
Energy — 2.9%

Oil & Gas — 2.5%
Brightoil Petroleum Holdings Ltd. (a) (c)	52,000	10,064
Cabot Oil & Gas Corp.	7,273	124,950
Chevron Corp.	39,335	3,509,862
Diamondback Energy, Inc.	13,124	548,846
EOG Resources, Inc.	35,553	1,801,115
Exxon Mobil Corp.	17,942	802,366
Marathon Petroleum Corp.	12,495	467,063
Phillips 66	15,039	1,081,304
Pioneer Natural Resources Co.	16,526	1,614,590
		9,960,160
Pipelines — 0.4%
Cheniere Energy, Inc. (a)	9,283	448,554
ONEOK, Inc.	17,408	578,294
The Williams Cos., Inc.	18,496	351,794
		1,378,642
		11,338,802
Financial — 13.9%
Banks — 4.3%
Bank of America Corp.	89,206	2,118,642
Citigroup, Inc.	90,998	4,649,998
Citizens Financial Group, Inc.	33,197	837,892
The Goldman Sachs Group, Inc.	5,024	992,843
KeyCorp	113,639	1,384,123
Morgan Stanley	53,008	2,560,286
Regions Financial Corp.	87,682	975,024
State Street Corp.	16,341	1,038,471

MM Select Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Truist Financial Corp.	7,578	$284,554
Wells Fargo & Co.	88,555	2,267,008
		17,108,841
Diversified Financial Services — 4.3%
American Express Co.	15,067	1,434,378
BlackRock, Inc.	3,020	1,643,152
Calamos Asset Management, Inc. (b) (c)	730	—
Capital One Financial Corp.	13,806	864,118
The Charles Schwab Corp.	21,631	729,830
CME Group, Inc.	5,836	948,583
Mastercard, Inc. Class A	24,764	7,322,715
T. Rowe Price Group, Inc.	3,109	383,961
Visa, Inc. Class A	19,027	3,675,446
		17,002,183
Insurance — 3.4%
The Allstate Corp.	23,395	2,269,081
American International Group, Inc.	13,278	414,008
Aon PLC Class A	6,617	1,274,434
Arch Capital Group Ltd. (a)	6,641	190,265
Berkshire Hathaway, Inc. Class B (a)	33,246	5,934,743
Convoy Global Holdings Ltd. (a) (c)	42,000	905
Everest Re Group Ltd.	669	137,948
The Hartford Financial Services Group, Inc.	11,890	458,359
Marsh & McLennan Cos., Inc.	7,797	837,164
MetLife, Inc.	4,861	177,524
The Progressive Corp.	24,641	1,973,991
Voya Financial, Inc.	1,468	68,482
		13,736,904
Real Estate Investment Trusts (REITS) — 1.9%
Equinix, Inc.	3,041	2,135,694
Equity LifeStyle Properties, Inc.	6,308	394,124
Equity Residential	16,708	982,764
Mid-America Apartment Communities, Inc.	6,770	776,316
Prologis, Inc.	22,722	2,120,644
Realty Income Corp.	3,232	192,304
Sun Communities, Inc.	2,073	281,265
UDR, Inc.	4,491	167,874
Ventas, Inc.	11,915	436,327
		7,487,312
		55,335,240
Industrial — 7.1%
Aerospace & Defense — 1.3%
General Dynamics Corp.	8,041	1,201,808
Northrop Grumman Corp.	5,465	1,680,160
Raytheon Technologies Corp.	34,218	2,108,513
		4,990,481
Building Materials — 0.5%
Carrier Global Corp.	39,039	867,447
Masco Corp.	26,211	1,316,054
		2,183,501
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	16,119	999,861
Electronics — 1.2%
Honeywell International, Inc.	29,045	4,199,617
TE Connectivity Ltd.	5,288	431,236
		4,630,853
Engineering & Construction — 0.0%
Hsin Chong Group Holdings Ltd. (a) (b) (c)	40,000	—
Hand & Machine Tools — 0.5%
Snap-on, Inc.	3,547	491,295
Stanley Black & Decker, Inc.	11,190	1,559,662
		2,050,957
Machinery – Diversified — 0.3%
Deere & Co.	6,613	1,039,233
Miscellaneous - Manufacturing — 1.4%
Eaton Corp. PLC	29,989	2,623,438
Parker-Hannifin Corp.	10,194	1,868,254
Trane Technologies PLC	11,807	1,050,587
		5,542,279
Packaging & Containers — 0.3%
Crown Holdings, Inc. (a)	11,024	717,993
Packaging Corp. of America	3,017	301,097
WestRock Co.	13,361	377,582
		1,396,672
Transportation — 1.3%
CSX Corp.	21,549	1,502,827
Kansas City Southern	2,002	298,879
Norfolk Southern Corp.	16,896	2,966,431
Union Pacific Corp.	3,020	510,591
		5,278,728
		28,112,565
Technology — 22.6%
Computers — 8.3%
Accenture PLC Class A	13,405	2,878,322
Apple, Inc.	69,404	25,318,579
Fortinet, Inc. (a)	2,178	298,974
HP, Inc.	51,210	892,590
International Business Machines Corp.	20,227	2,442,815
Leidos Holdings, Inc.	14,564	1,364,210
		33,195,490

MM Select Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 5.1%
Advanced Micro Devices, Inc. (a)	16,816	$884,690
Analog Devices, Inc.	25,005	3,066,613
Applied Materials, Inc.	10,336	624,811
Intel Corp.	14,934	893,501
Lam Research Corp.	6,708	2,169,770
Microchip Technology, Inc.	8,170	860,383
Micron Technology, Inc. (a)	22,291	1,148,432
NVIDIA Corp.	7,794	2,961,019
NXP Semiconductor NV	15,206	1,734,092
Qorvo, Inc. (a)	9,117	1,007,702
QUALCOMM, Inc.	9,497	866,221
Texas Instruments, Inc.	31,451	3,993,334
		20,210,568
Software — 9.2%
Electronic Arts, Inc. (a)	2,680	353,894
Intuit, Inc.	10,801	3,199,148
Microsoft Corp.	136,569	27,793,157
MSCI, Inc.	1,675	559,148
salesforce.com, Inc. (a)	22,645	4,242,088
Workday, Inc. Class A (a)	3,421	640,959
		36,788,394
		90,194,452
Utilities — 3.0%
Electric — 3.0%
CenterPoint Energy, Inc.	17,035	318,043
CMS Energy Corp.	17,086	998,164
DTE Energy Co.	6,030	648,225
Duke Energy Corp.	10,811	863,691
Entergy Corp.	22,698	2,129,299
FirstEnergy Corp.	25,163	975,821
NextEra Energy, Inc.	16,714	4,014,201
Sempra Energy	4,216	494,242
The Southern Co.	13,096	679,028
Xcel Energy, Inc.	11,261	703,813
		11,824,527

TOTAL COMMON STOCK (Cost $345,410,312)		392,605,112

TOTAL EQUITIES (Cost $345,410,312)		392,605,112

Mutual Funds — 0.0%

Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (e)	105,749	105,749

TOTAL MUTUAL FUNDS (Cost $105,749)		105,749

Warrants — 0.0%

Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Ezion Holdings Ltd. Expires 4/16/23, Strike 0.2763 SGD (a) (b) (c)	14,640	$—
Industrial — 0.0%
Engineering & Construction — 0.0%
Abengoa SA, Expires 3/31/25, Strike 0.0002 EUR (a) (c)	11,608	48

TOTAL WARRANTS (Cost $0)		48

Rights — 0.0%

Communications — 0.0%
Telecommunications — 0.0%
T-Mobile US, Inc., Expires 7/27/20 (a)	20,734	3,483
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (b) (c)	505	3,843

TOTAL RIGHTS (Cost $7,702)		7,326

TOTAL LONG-TERM INVESTMENTS (Cost $345,523,763)		392,718,235

	Principal Amount
Short-Term Investments — 2.4%

Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (f)	$9,598,753	9,598,753

TOTAL SHORT-TERM INVESTMENTS (Cost $9,598,753)		9,598,753

TOTAL INVESTMENTS — 100.9% (Cost $355,122,516) (g)		402,316,988

Other Assets/(Liabilities) — (0.9)%		(3,455,314)

NET ASSETS — 100.0%		$398,861,674

Abbreviation Legend
CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $21,965 or 0.01% of net assets.

MM Select Equity Asset Fund — Portfolio of Investments (Continued)

(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $114,925 or 0.03% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $12,713 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $9,598,753. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $9,790,783.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/18/20	29	$4,465,351	$15,439

Currency Legend

EUR	Euro
SGD	Singapore Dollar

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 94.2%

Bank Loans — 2.2%
Advertising — 0.1%
Lamar Media Corp., 2020 Term Loan B, 1 mo. LIBOR + 1.500 1.674% VRN 2/05/27	$355,000	$346,125
Aerospace & Defense — 0.0%
Dynasty Acquisition Co., Inc. 2020 Term Loan B1, 3 mo. LIBOR + 3.500 3.808% VRN 4/06/26	96,821	82,419
2020 CAD Term Loan B2, 3 mo. LIBOR + 3.500 3.808% VRN 4/06/26	52,054	44,311
		126,730
Auto Parts & Equipment — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 3.678% VRN 4/30/26	336,951	320,104
PQ Corp., 2018 Term Loan B, 1 mo. LIBOR + 2.250 2.428% VRN 2/07/27	180,769	173,840
		493,944
Biotechnology — 0.0%
Aldevron LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.250 4.428% VRN 10/12/26	309,225	304,200
Commercial Services — 0.0%
Weight Watchers International, Inc., 2017 Term Loan B, 1 mo. LIBOR + 4.750 5.500% VRN 11/29/24	79,787	78,142
Computers — 0.1%
Western Digital Corp. 2018 Term Loan A, 3 mo. LIBOR + 1.500 1.674% VRN 2/27/23	417,436	405,176
2018 Term Loan B4, 3 mo. LIBOR + 1.750% 1.924% VRN 4/29/23	363,658	353,090
		758,266
Distribution & Wholesale — 0.0%
KAR Auction Services, Inc., 2019 Term Loan B6, 1 mo. LIBOR + 2.250 2.500% VRN 9/19/26	39,700	37,566
Diversified Financial Services — 0.1%
AI Alpine AT Bidco GmbH, 2018 USD Term Loan B, 3 mo. LIBOR + 3.000%, 6 mo. LIBOR + 3.000%, 4.209% VRN 10/31/25	107,234	96,510
Avolon TLB Borrower 1 (US) LLC, Term Loan B4, 1 mo. LIBOR + 1.500 2.250% VRN 2/12/27	399,000	362,260
		458,770
Electric — 0.0%
Eastern Power LLC, Term Loan B, 1 mo. LIBOR + 3.750%, 3 mo. LIBOR + 3.750%, 4.750% VRN 10/02/25	250,000	241,937
Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000 3.178% VRN 3/29/25	248,022	235,621
GFL Environmental, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 3.000%, 3 mo. LIBOR + 3.000% 4.000% VRN 5/30/25	250,817	243,345
		478,966
Financial Services — 0.0%
Refinitiv US Holding, Inc., 2018 USD Term Loan, 1 mo. LIBOR + 3.250 3.428% VRN 10/01/25	275,175	268,502
Foods — 0.0%
Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 1 mo. LIBOR + 3.750 4.750% VRN 7/07/24	126,034	122,568

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.0%
Avantor Funding, Inc., USD Term Loan B3, 1 mo. LIBOR + 2.250 3.250% VRN 11/21/24	$251,694	$244,773
Health Care – Services — 0.1%
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 3.928% VRN 11/17/25	197,857	184,970
Wink Holdco, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 3.000 4.000% VRN 12/02/24	393,178	375,732
		560,702
Insurance — 0.4%
Acrisure LLC, 2020 Term Loan B, 1 mo. LIBOR + 3.500 3.678% VRN 2/15/27	199,500	188,029
Alliant Holdings Intermediate LLC, 2018 Term Loan B, 1 mo. LIBOR + 2.750 2.928% VRN 5/09/25	595,447	563,108
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, 3 mo. LIBOR + 4.500 5.500% VRN 2/12/27	134,663	131,969
Asurion LLC 2017 Term Loan B4, 1 mo. LIBOR + 3.000% 3.178% VRN 8/04/22	255,804	248,557
2018 Term Loan B7, 1 mo. LIBOR + 3.000% 3.178% VRN 11/03/24	393,474	378,967
2017 2nd Lien Term Loan, 1 mo. LIBOR + 6.500 6.678% VRN 8/04/25	100,000	99,250
Hub International Ltd. 2018 Term Loan B, 3 mo. LIBOR + 3.000 4.020% VRN 4/25/25	426,212	404,547
2019 Incremental Term Loan B, 3 mo. LIBOR + 4.000 5.000% VRN 4/25/25	338,300	331,872
USI, Inc., 2017 Repriced Term Loan, 0.000% 5/16/24 (a)	259,333	245,589
		2,591,888
Investment Companies — 0.1%
UFC Holdings LLC, 2019 Term Loan, 3 mo. LIBOR + 3.250% 4.250% VRN 4/29/26	510,651	486,819
Lodging — 0.1%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 2.928% VRN 12/23/24	173,034	153,404
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750 1.928% VRN 8/29/25	522,375	489,074
		642,478
Machinery - Diversified — 0.0%
Vertical US Newco, Inc., USD Term Loan B, 0.000% 7/01/27 (a)	175,000	172,375
Media — 0.0%
CSC Holdings LLC 2017 1st Lien Term Loan, 1 mo. LIBOR + 2.250 2.435% VRN 7/17/25	136,045	128,393
2018 Incremental Term Loan, 1 mo. LIBOR + 2.250 2.435% VRN 1/15/26	115,881	109,404
		237,797
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, 1 mo. LIBOR + 2.250 2.438% VRN 7/31/26	50,796	49,336
Packaging & Containers — 0.2%
Charter NEX US, Inc.
Incremental Term Loan, 1 mo. LIBOR + 3.250 3.428% VRN 5/16/24	305,423	291,526
2017 Term Loan B, 1 mo. LIBOR + 2.750 3.750% VRN 5/16/24	303,633	289,927
Flex Acquisition Co., Inc. 1st Lien Term Loan, 3 mo. LIBOR + 3.000 4.433% VRN 12/29/23	225,000	214,513
2018 Incremental Term Loan, 3 mo. LIBOR + 3.250 4.683% VRN 6/29/25	75,000	70,500
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 2.928% VRN 2/05/23	198,454	189,106
		1,055,572

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.000% 3.190% VRN 6/02/25	$92,271	$89,538
Elanco Animal Health, Inc., Term Loan B, 0.000% 2/04/27 (a)	660,000	628,102
		717,640
Pipelines — 0.1%
Buckeye Partners LP, 2019 Term Loan B, 1 mo. LIBOR + 2.750 2.923% VRN 11/01/26	384,038	367,332
Retail — 0.1%
KFC Holding Co., 2018 Term Loan B, 1 mo. LIBOR + 1.750 1.944% VRN 4/03/25	792,725	758,044
Software — 0.4%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.250 4.250% VRN 9/19/24	397,153	385,373
Ascend Learning LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.000 4.000% VRN 7/12/24	248,087	235,529
Camelot U.S. Acquisition 1 Co., Term Loan B, 1 mo. LIBOR + 3.000 3.178% VRN 10/30/26	104,475	101,015
CCC Information Services, Inc, 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.000 4.000% VRN 4/29/24	603,121	581,758
Emerald TopCo, Inc., Term Loan, 3 mo. LIBOR + 3.500 4.260% VRN 7/24/26	267,975	259,266
Kronos, Inc. 2017 Term Loan B, 1 mo. LIBOR + 3.000 3.179% VRN 11/01/23	578,963	577,695
New 2nd Lien Term Loan, 1 mo. LIBOR + 8.250 9.250% VRN 11/01/24	75,000	74,953
Solera LLC, USD Term Loan B, 1 mo. LIBOR + 2.750 2.928% VRN 3/03/23	148,834	143,372
The Ultimate Software Group, Inc. 2020 2nd Lien Incremental Term Loan, 0.000% 5/03/27 (a)	75,000	76,125
2020 Incremental Term Loan B, 0.000% 5/04/26 (a)	580,000	572,118
		3,007,204
Telecommunications — 0.1%
Iridium Satellite LLC, Term Loan, 1 mo. LIBOR + 3.750 4.750% VRN 11/04/26	204,488	200,193
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 1.928% VRN 3/01/27	286,729	270,652
		470,845

TOTAL BANK LOANS (Cost $14,591,050)		15,078,521

Corporate Debt — 35.2%

Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.650% 11/01/24	350,000	385,175
Aerospace & Defense — 0.0%
TransDigm, Inc. 8.000% 12/15/25 (b)	135,000	141,884
Agriculture — 0.5%
Altria Group, Inc. 2.350% 5/06/25	75,000	78,811
3.400% 5/06/30	60,000	64,557
BAT Capital Corp. 3.222% 8/15/24	220,000	235,617
3.557% 8/15/27	770,000	829,937
BAT International Finance PLC 3.250% 6/07/22 (b)	450,000	468,724
3.950% 6/15/25 (b)	786,000	866,505
Bunge Finance Europe BV 1.850% 6/16/23 EUR (c)	220,000	248,789
Bunge Ltd. Finance Corp. 3.750% 9/25/27	395,000	412,162
Reynolds American, Inc. 4.450% 6/12/25	395,000	445,063
		3,650,165
Airlines — 0.5%
American Airlines Pass Through Trust Series 2017-2, Class B, 3.700% 4/15/27	706,042	490,411
Series 2016-3, Class B, 3.750% 4/15/27	483,006	341,741

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-2, Class A, 3.350% 4/15/31	$936,343	$877,776
Emirates Airline 4.500% 2/06/25 (b)	690,461	661,140
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500% 6/20/27 (b) (d)	520,000	521,300
United Airlines Pass Through Trust 2.900% 11/01/29	160,000	132,463
2.700% 11/01/33	100,000	90,299
		3,115,130
Auto Manufacturers — 0.9%
American Honda Finance Corp. 1.950% 10/18/24 EUR (c)	200,000	236,858
FCE Bank PLC 0.869% 9/13/21 EUR (b) (c)	200,000	216,274
1.660% 2/11/21 EUR (b) (c)	225,000	248,868
General Motors Financial Co., Inc. 2.200% 4/01/24 EUR (b) (c)	370,000	407,209
3.200% 7/06/21	65,000	65,720
4.000% 10/06/26	620,000	643,599
4.200% 3/01/21	150,000	151,995
4.350% 4/09/25	750,000	790,269
5.100% 1/17/24	435,000	464,969
Hyundai Capital America 2.375% 2/10/23 (b)	515,000	518,853
Volkswagen Bank GmbH 1.875% 1/31/24 EUR (b) (c)	100,000	114,942
2.500% 7/31/26 EUR (b) (c)	700,000	837,184
Volkswagen Group of America Finance LLC 2.850% 9/26/24 (b)	285,000	299,872
3.200% 9/26/26 (b)	320,000	342,476
Volkswagen International Finance NV 1.875% 3/30/27 EUR (b) (c)	300,000	345,074
Volkswagen Leasing GmbH 1.500% 6/19/26 EUR (b) (c)	145,000	163,473
1.625% 8/15/25 EUR (b) (c)	450,000	510,081
		6,357,716
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co. 6.250% 5/15/26 (b)	120,000	123,750
Banks — 7.6%
ABN AMRO Bank NV 6.375% 4/27/21 EUR (b) (c)	200,000	235,333
AIB Group PLC 2.250% 7/03/25 EUR (b) (c)	300,000	353,455
3 mo. USD LIBOR + 1.874% 4.263% VRN 4/10/25 (b)	640,000	681,821
Arion Banki HF 1.000% 3/20/23 EUR (b) (c)	150,000	165,591
1.625% 12/01/21 EUR (b) (c)	100,000	112,570
Banco Bilbao Vizcaya Argentaria SA 0.375% 10/02/24 EUR (b) (c)	200,000	218,095
Banco Comercial Portugues SA 5 year EUR Swap + 4.267% 4.500% VRN 12/07/27 EUR (b) (c)	100,000	111,431
Banco de Bogota SA 4.375% 8/03/27 (b)	350,000	354,991
4.375% 8/03/27 (b)	500,000	507,130
Banco de Sabadell SA 0.875% 3/05/23 EUR (b) (c)	200,000	219,598
Banco Santander SA 1.125% 1/17/25 EUR (b) (c)	300,000	341,310
2.746% 5/28/25	1,200,000	1,243,578
3.490% 5/28/30	200,000	214,761
Bangkok Bank PCL 5 year CMT + 1.900% 3.733% VRN 9/25/34 (b)	1,200,000	1,144,613
Bank of America Corp. 2.375% 6/19/24 EUR (b) (c)	150,000	181,080
2.375% 6/19/24 EUR (b) (c)	150,000	181,080
SOFR + 2.150% 2.592% VRN 4/29/31	585,000	619,015
SOFR + 1.930% 2.676% VRN 6/19/41	445,000	457,012
3 mo. USD LIBOR + 0.780% 3.550% VRN 3/05/24	1,460,000	1,560,685
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	495,000	552,460
3.950% 4/21/25	1,365,000	1,511,480
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	1,615,000	1,904,837
Barclays Bank PLC 5.140% 10/14/20	200,000	202,182
Barclays PLC 5 year EUR Swap + 2.450% 2.625% VRN 11/11/25 EUR (b) (c)	200,000	224,385
3 mo. USD LIBOR + 2.452% 2.852% VRN 5/07/26	670,000	700,058
3 mo. USD LIBOR + 1.610% 3.932% VRN 5/07/25	475,000	513,175
3 mo. USD LIBOR + 1.400% 4.610% VRN 2/15/23	1,340,000	1,410,899
BBVA Bancomer SA 4.375% 4/10/24 (b)	900,000	958,230

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 year CMT + 2.650% 5.125% VRN 1/18/33 (b)	$300,000	$279,207
5 year CMT + 4.308% 5.875% VRN 9/13/34 (b)	1,000,000	972,500
CaixaBank SA 1.125% 5/17/24 EUR (b) (c)	100,000	113,952
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (b) (c)	700,000	796,736
Citigroup, Inc. SOFR + 2.750% 3.106% VRN 4/08/26	475,000	510,898
Cooperatieve Rabobank UA 4.625% 5/23/29 GBP (b) (c)	150,000	219,311
Credit Agricole SA 0.875% 1/14/32 EUR (b) (c)	200,000	220,628
1.000% 9/16/24 EUR (b) (c)	200,000	233,666
Credit Suisse AG 2.950% 4/09/25	270,000	293,157
Credit Suisse Group AG BPSW1 + 1.230% 2.125% VRN 9/12/25 GBP (b) (c)	250,000	315,748
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	475,000	481,079
SOFR + 1.560% 2.593% VRN 9/11/25 (b)	760,000	785,976
SOFR + 3.730% 4.194% VRN 4/01/31 (b)	1,495,000	1,704,083
Danske Bank A/S 1.226% 6/22/24 (b)	840,000	842,286
5 year EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (b) (c)	200,000	216,301
2.000% 9/08/21 (b)	200,000	203,064
2.700% 3/02/22 (b)	440,000	454,143
5 year EUR Swap + 1.520% 2.750% VRN 5/19/26 EUR (b) (c)	200,000	225,943
3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (b)	200,000	203,110
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (b)	255,000	265,105
3.875% 9/12/23 (b)	5,000	5,300
5.375% 1/12/24 (b)	200,000	222,565
Dexia Credit Local SA 0.625% 1/21/22 EUR (b) (c)	300,000	341,755
DNB Boligkreditt AS 1.875% 11/21/22 EUR (b) (c)	100,000	118,372
Fifth Third Bancorp 2.550% 5/05/27	180,000	192,830
The Goldman Sachs Group, Inc. 1.375% 5/15/24 EUR (b) (c)	40,000	45,740
1.625% 7/27/26 EUR (b) (c)	140,000	164,067
3.500% 11/16/26	745,000	819,320
HDFC Bank Ltd. 8.100% 3/22/25 INR (b) (c)	30,000,000	405,679
Heta Asset Resolution AG 2.375% 12/13/22 EUR (b) (c)	1,100,000	1,296,752
HSBC Holdings PLC SOFR + 1.929% 2.099% VRN 6/04/26	610,000	616,297
3 mo. USD LIBOR + 0.987% 3.950% VRN 5/18/24	475,000	510,485
3 mo. USD LIBOR + 0.987% 3.950% VRN 5/18/24	395,000	424,509
6.500% 5/20/24 GBP (b) (c)	100,000	146,061
ING Bank NV 5 year EUR Swap + 2.250% 3.625% VRN 2/25/26 EUR (b) (c)	100,000	114,003
Intesa Sanpaolo SpA 1.000% 7/04/24 EUR (b) (c)	300,000	334,896
JP Morgan Chase & Co. SOFR + 1.850% 2.083% VRN 4/22/26	1,105,000	1,147,674
SOFR + 1.890% 2.182% VRN 6/01/28	675,000	698,702
SOFR + 2.040% 2.522% VRN 4/22/31	560,000	591,419
SOFR + 1.510% 2.739% VRN 10/15/30	445,000	477,413
SOFR + 2.515% 2.956% VRN 5/13/31	2,050,000	2,174,196
SOFR + 2.440% 3.109% VRN 4/22/51	505,000	543,751
Kreditanstalt fuer Wiederaufbau 4.700% 6/02/37 CAD (c)	65,000	69,392
4.700% 6/02/37 CAD (c)	75,000	80,067
6.000% 8/20/20 AUD (c)	280,000	194,715
Landsbankinn HF 1.000% 5/30/23 EUR (b) (c)	100,000	110,063
1.625% 3/15/21 EUR (b) (c)	740,000	834,990
Morgan Stanley 3 mo. EURIBOR + 0.753% 0.637% VRN 7/26/24 EUR (c)	100,000	112,363
1.375% 10/27/26 EUR (c)	100,000	117,270
3.125% 7/27/26	1,380,000	1,521,174
3.700% 10/23/24	1,120,000	1,241,954
The Nationale-Nederlanden Bank NV 0.375% 2/26/25 EUR (b) (c)	100,000	110,522
Nordea Hypotek AB 1.250% 5/19/21 SEK (b) (c)	5,800,000	629,269
Royal Bank of Scotland Group PLC 3.875% 9/12/23	810,000	873,297
5.125% 5/28/24	340,000	371,922
6.125% 12/15/22	510,000	556,677
Societe Generale SA 5 year EUR Swap + 1.830% 2.500% VRN 9/16/26 EUR (b) (c)	400,000	451,854
Stadshypotek AB 2.000% 9/01/28 SEK (b) (c)	7,000,000	836,998
Standard Chartered PLC 5 year CMT + 3.850% 4.644% VRN 4/01/31 (b)	835,000	943,697

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UBS AG 1.375% 4/16/21 EUR (b) (c)	$170,000	$193,536
UniCredit SpA 2.000% 3/04/23 EUR (b) (c)	200,000	231,458
EUAMDB05 + 4.739% 4.875% VRN 2/20/29 EUR (b) (c)	200,000	231,688
Wells Fargo & Co. SOFR + 2.000% 2.188% VRN 4/30/26	335,000	346,379
SOFR + 2.100% 2.393% VRN 6/02/28	1,105,000	1,141,702
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	2,145,000	2,294,706
SOFR + 2.530% 3.068% VRN 4/30/41	995,000	1,037,870
		52,143,097
Beverages — 0.2%
Anheuser-Busch InBev SA/NV 2.000% 1/23/35 EUR (b) (c)	150,000	172,657
Anheuser-Busch InBev Worldwide, Inc. 5.550% 1/23/49	765,000	1,019,890
		1,192,547
Building Materials — 0.3%
Boral Finance Pty Ltd. 3.000% 11/01/22 (b)	170,000	171,341
3.750% 5/01/28 (b)	1,060,000	1,039,227
Cemex SAB de CV 6.125% 5/05/25 (b)	300,000	291,375
CRH Finance UK PLC 4.125% 12/02/29 GBP (b) (c)	150,000	218,628
Victoria PLC 5.250% 7/15/24 EUR (b) (c)	100,000	104,351
		1,824,922
Chemicals — 0.4%
Ashland Services BV 2.000% 1/30/28 EUR (b) (c)	100,000	104,205
CNAC HK Finbridge Co. Ltd. 1.750% 6/14/22 EUR (b) (c)	200,000	223,954
Ecolab, Inc. 4.800% 3/24/30	40,000	50,687
Equate Petrochemical BV 4.250% 11/03/26 (b)	600,000	632,598
4.250% 11/03/26 (b)	300,000	316,299
Syngenta Finance NV 3.933% 4/23/21 (b)	615,000	620,987
Westlake Chemical Corp. 1.625% 7/17/29 EUR (c)	1,015,000	1,088,188
		3,036,918
Commercial Services — 0.2%
AA Bond Co. Ltd. 5.500% 7/31/43 GBP (b) (c)	100,000	105,299
Abertis Infraestructuras SA 3.000% 3/27/31 EUR (b) (c)	200,000	231,713
Refinitiv US Holdings, Inc. 4.500% 5/15/26 EUR (b) (c)	100,000	116,948
6.875% 11/15/26 EUR (b) (c)	100,000	119,188
Transurban Finance Co. 1.450% 5/16/29 EUR (b) (c)	225,000	250,620
3.375% 3/22/27 (b)	560,000	590,140
		1,413,908
Computers — 0.1%
Apple, Inc. 1.650% 5/11/30	445,000	454,853
Capgemini SE 1.625% 4/15/26 EUR (b) (c)	200,000	235,490
		690,343
Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	1,000,000	981,991
3.500% 1/15/25	150,000	140,889
4.450% 4/03/26	270,000	255,568
4.875% 1/16/24	540,000	536,636
6.500% 7/15/25	150,000	157,276
Avolon Holdings Funding Ltd. 3.950% 7/01/24 (b)	125,000	108,602
4.375% 5/01/26 (b)	270,000	227,034
5.125% 10/01/23 (b)	675,000	624,279
5.500% 1/15/23 (b)	425,000	400,147
Cabot Financial Luxembourg SA 7.500% 10/01/23 GBP (b) (c)	100,000	123,903

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Capital One Bank USA 3.375% 2/15/23	$2,060,000	$2,168,644
Capital One Financial Corp. 0.800% 6/12/24 EUR (c)	300,000	328,128
1.650% 6/12/29 EUR (c)	300,000	336,800
3.200% 1/30/23	75,000	78,988
3.800% 1/31/28	670,000	745,921
3.900% 1/29/24	860,000	935,236
Discover Financial Services 3.750% 3/04/25	860,000	925,685
4.100% 2/09/27	510,000	557,425
FCA Bank Spa Ireland 0.500% 9/13/24 EUR (b) (c)	160,000	169,160
1.000% 11/15/21 EUR (b) (c)	100,000	111,740
GE Capital European Funding Unlimited Co. 4.625% 2/22/27 EUR (c)	150,000	192,800
GE Capital International Funding Co. Unlimited Co. 3.373% 11/15/25	890,000	933,852
LeasePlan Corp. NV EUAMDB05 + 7.556% 7.375% VRN EUR (b) (c) (e)	200,000	217,793
Louvre Bidco SAS 4.250% 9/30/24 EUR (b) (c)	100,000	104,726
Synchrony Financial 4.250% 8/15/24	100,000	105,013
4.375% 3/19/24	132,000	138,165
		11,606,401
Electric — 2.0%
Adani Electricity Mumbai Ltd. 3.949% 2/12/30 (b)	250,000	232,262
Ausgrid Finance Pty Ltd. 3.850% 5/01/23 (b)	585,000	615,099
4.350% 8/01/28 (b)	260,000	289,133
Centrais Eletricas Brasileiras SA 4.625% 2/04/30 (b)	200,000	190,750
DPL, Inc. 4.125% 7/01/25 (b)	165,000	165,046
E.ON SE 1.625% 5/22/29 EUR (b) (c)	150,000	182,171
Edison International 4.950% 4/15/25	30,000	32,875
Enel Americas SA 4.000% 10/25/26	200,000	212,002
Enel Finance International NV 3.625% 5/25/27 (b)	1,970,000	2,150,852
5.625% 8/14/24 GBP (b) (c)	150,000	218,886
Eskom Holdings SOC Ltd. 5.750% 1/26/21 (b)	420,000	399,546
FirstEnergy Corp. 1.600% 1/15/26	95,000	95,838
2.250% 9/01/30	75,000	75,412
FirstEnergy Transmission LLC 4.350% 1/15/25 (b)	1,695,000	1,916,989
IE2 Holdco SAU 2.875% 6/01/26 EUR (b) (c)	200,000	247,997
NRG Energy, Inc. 3.750% 6/15/24 (b)	70,000	74,228
4.450% 6/15/29 (b)	230,000	241,398
Pacific Gas and Electric Co. 2.100% 8/01/27	1,120,000	1,108,408
2.500% 2/01/31	600,000	586,998
3.300% 8/01/40	500,000	487,330
3.500% 8/01/50	600,000	579,888
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% 6/30/50 (b)	750,000	731,363
State Grid Overseas Investment Ltd. 1.375% 5/02/25 EUR (b) (c)	100,000	114,446
Vistra Operations Co. LLC 3.550% 7/15/24 (b)	1,285,000	1,326,216
3.700% 1/30/27 (b)	630,000	648,792
4.300% 7/15/29 (b)	640,000	672,865
		13,596,790
Electronics — 0.3%
Arrow Electronics, Inc. 4.000% 4/01/25	375,000	405,403
Avnet, Inc. 3.750% 12/01/21	475,000	487,400
Honeywell International, Inc. 0.750% 3/10/32 EUR (c)	160,000	175,780
Keysight Technologies, Inc. 4.600% 4/06/27	235,000	276,594

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PerkinElmer, Inc. 3.300% 9/15/29	$525,000	$562,700
Roper Technologies, Inc. 2.000% 6/30/30	105,000	105,079
		2,012,956
Engineering & Construction — 0.1%
Heathrow Funding Ltd. 4.875% 7/15/23 (b)	820,000	836,465
Entertainment — 0.0%
Cirsa Finance International Sarl 6.250% 12/20/23 EUR (b) (c)	100,000	101,635
International Game Technology PLC 3.500% 6/15/26 EUR (b) (c)	100,000	106,110
3.500% 6/15/26 EUR (b) (c)	100,000	106,110
		313,855
Foods — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson's LLC 5.750% 3/15/25	235,000	240,142
7.500% 3/15/26 (b)	180,000	194,400
B&G Foods, Inc. 5.250% 9/15/27	225,000	225,563
BRF GmbH 4.350% 9/29/26 (b)	1,050,000	1,013,250
BRF SA 4.875% 1/24/30 (b)	200,000	188,500
Iceland Bondco PLC 4.625% 3/15/25 GBP (b) (c)	150,000	165,751
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (b)	70,000	74,166
Tesco Corporate Treasury Services PLC 0.875% 5/29/26 EUR (b) (c)	150,000	166,878
		2,268,650
Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA 4.200% 1/29/30 (b)	1,500,000	1,528,125
Suzano Austria GmbH 6.000% 1/15/29	900,000	970,884
		2,499,009
Gas — 0.2%
APT Pipelines Ltd. 4.250% 7/15/27 (b)	885,000	987,968
NiSource, Inc. 3.600% 5/01/30	355,000	406,621
		1,394,589
Health Care – Products — 0.2%
Avantor, Inc. 4.750% 10/01/24 EUR (b) (c)	100,000	115,569
DH Europe Finance II Sarl 0.450% 3/18/28 EUR (c)	100,000	109,672
0.750% 9/18/31 EUR (c)	100,000	108,083
Hill-Rom Holdings, Inc. 4.375% 9/15/27 (b)	90,000	92,137
Thermo Fisher Scientific, Inc. 0.125% 3/01/25 EUR (c)	380,000	420,610
0.875% 10/01/31 EUR (c)	240,000	266,112
1.750% 4/15/27 EUR (c)	100,000	119,758
2.375% 4/15/32 EUR (c)	200,000	255,962
		1,487,903
Health Care – Services — 1.0%
Anthem, Inc. 2.250% 5/15/30	275,000	282,119
Centene Corp. 3.375% 2/15/30	515,000	520,001
4.250% 12/15/27	1,135,000	1,171,218
4.625% 12/15/29	875,000	923,125
Humana, Inc. 3.850% 10/01/24	365,000	399,818
4.500% 4/01/25	130,000	148,010
4.875% 4/01/30	575,000	710,001
Tenet Healthcare Corp. 7.500% 4/01/25 (b)	215,000	228,706
UnitedHealth Group, Inc. 2.000% 5/15/30	190,000	198,917

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.750% 5/15/40	$250,000	$267,634
2.900% 5/15/50	1,405,000	1,483,713
4.450% 12/15/48	415,000	543,358
		6,876,620
Housewares — 0.0%
CD&R Smokey Buyer, Inc. 6.750% 7/15/25 (b) (d)	40,000	41,588
Insurance — 0.8%
Aflac, Inc. 3.600% 4/01/30	150,000	174,561
AIA Group Ltd. 3.900% 4/06/28 (b)	640,000	712,544
Allianz SE 10 mo. EURIBOR ICE Swap + 3.200% 3.375% VRN EUR (b) (c) (e)	400,000	475,240
American International Group, Inc. 5.000% 4/26/23 GBP (b) (c)	150,000	203,350
AXA SA 3 mo. EURIBOR + 3.750% 3.375% VRN 7/06/47 EUR (b) (c)	140,000	172,237
Berkshire Hathaway Finance Corp. 2.375% 6/19/39 GBP (c)	300,000	421,766
CNO Financial Group, Inc. 5.250% 5/30/25	637,000	705,014
Equitable Holdings, Inc. 4.350% 4/20/28	610,000	685,776
Fidelity National Financial, Inc. 4.500% 8/15/28	205,000	230,761
Marsh & McLennan Cos., Inc. 2.250% 11/15/30	185,000	191,984
RSA Insurance Group PLC 5 Year UK Gilt + 3.852% 5.125% VRN 10/10/45 GBP (b) (c)	150,000	204,490
Trinity Acquisition PLC 4.400% 3/15/26	545,000	620,854
Voya Financial, Inc. 3.125% 7/15/24	300,000	320,868
XLIT Ltd. 3 mo. EURIBOR + 2.900% 3.250% VRN 6/29/47 EUR (c)	100,000	119,091
		5,238,536
Internet — 0.7%
Baidu, Inc. 2.875% 7/06/22	1,560,000	1,597,829
3.625% 7/06/27	200,000	215,972
Booking Holdings, Inc. 2.375% 9/23/24 EUR (c)	140,000	167,081
4.100% 4/13/25	180,000	202,028
4.500% 4/13/27	990,000	1,137,079
4.625% 4/13/30	225,000	265,572
Expedia, Inc. Co. 5.000% 2/15/26	209,000	215,111
Netflix, Inc. 4.625% 5/15/29 EUR (c)	570,000	709,742
		4,510,414
Investment Companies — 0.1%
JAB Holdings BV 2.000% 5/18/28 EUR (b) (c)	300,000	350,845
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd. 5.450% 1/24/28 (b)	200,000	184,598
5.450% 1/24/28 (b)	700,000	646,094
		830,692
Lodging — 0.0%
Las Vegas Sands Corp. 3.200% 8/08/24	130,000	129,551
3.500% 8/18/26	210,000	209,405
		338,956
Machinery – Diversified — 0.0%
Vertical Midco GmbH 4.375% 7/15/27 EUR (c) (d)	100,000	112,350
Vertical US Newco, Inc. 5.250% 7/15/27 (d)	205,000	205,000
		317,350
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.800% 4/01/31	580,000	587,552
4.908% 7/23/25	1,250,000	1,432,604

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.484% 10/23/45	$105,000	$138,836
Comcast Corp. 2.800% 1/15/51	2,630,000	2,697,026
3.250% 11/01/39	2,375,000	2,634,570
3.950% 10/15/25	105,000	120,325
CSC Holdings LLC 7.500% 4/01/28 (b)	200,000	218,250
Fox Corp. 3.050% 4/07/25	35,000	37,878
Globo Comunicacao e Participacoes SA 5.125% 3/31/27 (b)	1,100,000	1,057,661
Summer BidCo BV 9.750% 11/15/25 EUR (b) (c)	262,188	275,563
TDF Infrastructure SASU 2.875% 10/19/22 EUR (b) (c)	100,000	115,295
Virgin Media Secured Finance PLC 4.250% 1/15/30 GBP (b) (c)	150,000	184,006
Ziggo BV 2.875% 1/15/30 EUR (b) (c)	100,000	110,628
2.875% 1/15/30 EUR (b) (c)	100,000	110,628
		9,720,822
Mining — 0.1%
Anglo American Capital PLC 4.000% 9/11/27 (b)	225,000	240,553
Arconic Corp. 6.125% 2/15/28 (b)	320,000	319,920
Constellium SE 4.250% 2/15/26 EUR (b) (c)	200,000	220,026
		780,499
Miscellaneous - Manufacturing — 0.2%
General Electric Co. 3 mo. USD LIBOR + 3.330% 5.000% VRN (e)	190,000	148,405
0.875% 5/17/25 EUR (c)	100,000	108,180
5.550% 1/05/26	545,000	627,617
1.875% 5/28/27 EUR (c)	150,000	166,471
		1,050,673
Multi-National — 0.4%
European Investment Bank 1.250% 5/12/25 SEK (b) (c)	5,340,000	600,003
Inter-American Development Bank 4.400% 1/26/26 CAD (c)	145,000	127,657
4.400% 1/26/26 CAD (c)	150,000	132,058
International Finance Corp. 6.300% 11/25/24 INR (c)	160,000,000	2,159,681
		3,019,399
Oil & Gas — 1.7%
BP Capital Markets PLC 1.109% 2/16/23 EUR (b) (c)	150,000	172,334
2.213% 9/25/26 EUR (b) (c)	160,000	194,629
Diamondback Energy, Inc. 2.875% 12/01/24	790,000	790,457
3.250% 12/01/26	545,000	547,964
3.500% 12/01/29	785,000	760,327
4.750% 5/31/25	1,000,000	1,070,027
Eni SpA 4.750% 9/12/28 (b)	875,000	975,128
EQT Corp. 6.125% STEP 2/01/25	280,000	279,026
7.000% STEP 2/01/30	130,000	133,904
Kosmos Energy Ltd. 7.125% 4/04/26 (b)	400,000	352,000
Matador Resources Co. 5.875% 9/15/26	135,000	99,900
Occidental Petroleum Corp. 2.900% 8/15/24	940,000	803,211
Pertamina Persero PT 6.450% 5/30/44 (b)	200,000	255,032
Petrobras Global Finance BV 7.375% 1/17/27	1,415,000	1,575,999
Petroleos Mexicanos 5.125% 3/15/23 EUR (b) (c)	850,000	934,806
Seven Generations Energy Ltd. 5.375% 9/30/25 (b)	210,000	184,800
Suncor Energy, Inc. 2.800% 5/15/23	60,000	62,665
3.100% 5/15/25	100,000	106,809

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Valero Energy Corp. 2.850% 4/15/25	$45,000	$47,487
Woodside Finance Ltd. 3.700% 9/15/26 (b)	2,000,000	2,113,138
		11,459,643
Packaging & Containers — 0.0%
Trivium Packaging Finance BV 3.750% 8/15/26 EUR (b) (c)	200,000	220,527
Pharmaceuticals — 3.0%
AbbVie, Inc. 2.950% 11/21/26 (b)	1,475,000	1,604,281
3.200% 11/21/29 (b)	200,000	220,078
3.600% 5/14/25	855,000	945,435
4.050% 11/21/39 (b)	270,000	315,754
4.700% 5/14/45	530,000	666,213
4.875% 11/14/48	1,210,000	1,589,023
Bausch Health Americas, Inc. 8.500% 1/31/27 (b)	150,000	159,188
Bausch Health Cos., Inc. 5.750% 8/15/27 (b)	120,000	127,200
Bayer US Finance II LLC 3.875% 12/15/23 (b)	900,000	986,876
Becton Dickinson and Co. 2.823% 5/20/30	375,000	396,791
2.894% 6/06/22	192,000	198,831
3.020% 5/24/25 GBP (c)	150,000	196,527
3.363% 6/06/24	805,000	868,815
3.700% 6/06/27	1,259,000	1,407,196
3.794% 5/20/50	390,000	433,165
4.669% 6/06/47	460,000	564,045
Bristol-Myers Squibb Co. 3.875% 8/15/25 (b)	437,000	497,127
5.250% 8/15/43 (b)	220,000	323,732
Cardinal Health, Inc. 3.750% 9/15/25	405,000	451,818
4.500% 11/15/44	100,000	108,806
4.900% 9/15/45	105,000	121,049
Cigna Corp. 3.400% 3/01/27 (b)	385,000	424,096
3.400% 3/15/50	605,000	651,067
4.500% 2/25/26 (b)	1,270,000	1,477,397
4.800% 8/15/38	560,000	709,580
CVS Health Corp. 3.625% 4/01/27	1,095,000	1,229,672
4.100% 3/25/25	380,000	429,758
4.250% 4/01/50	50,000	59,747
5.050% 3/25/48	695,000	910,375
5.125% 7/20/45	25,000	32,213
Perrigo Finance Unlimited Co. 3.150% 6/15/30	940,000	950,071
3.900% 12/15/24	475,000	505,130
4.375% 3/15/26	415,000	452,577
Takeda Pharmaceutical Co. Ltd. 2.250% 11/21/26 EUR (b) (c)	270,000	331,946
Teva Pharmaceutical Finance Netherlands II BV 6.000% 1/31/25 EUR (b) (c)	100,000	118,522
		20,464,101
Pipelines — 2.1%
Boardwalk Pipelines LP 4.950% 12/15/24	1,415,000	1,515,178
Cameron LNG LLC 2.902% 7/15/31 (b)	180,000	192,719
3.302% 1/15/35 (b)	200,000	220,507
3.701% 1/15/39 (b)	150,000	161,014
Cheniere Corpus Christi Holdings LLC 3.700% 11/15/29 (b)	465,000	474,426
5.125% 6/30/27	140,000	153,842
5.875% 3/31/25	760,000	851,787
7.000% 6/30/24	290,000	329,944
Cheniere Energy Partners LP 4.500% 10/01/29 (d)	205,000	205,000
DCP Midstream Operating LP 6.750% 9/15/37 (b)	160,000	143,566
Energy Transfer Operating LP 2.900% 5/15/25	185,000	189,002
4.500% 4/15/24	105,000	113,831
4.950% 6/15/28	160,000	171,823
5.000% 5/15/50	90,000	85,479
5.250% 4/15/29	685,000	750,587
5.500% 6/01/27	355,000	395,684
5.875% 1/15/24	285,000	317,291

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.000% 6/15/48	$780,000	$808,999
6.250% 4/15/49	375,000	397,542
Kinder Morgan Energy Partners LP 3.500% 3/01/21	60,000	60,747
Kinder Morgan, Inc. 5.625% 11/15/23 (b)	270,000	304,381
NGL Energy Partners LP / NGL Energy Finance Corp. 7.500% 4/15/26	185,000	140,600
Plains All American Pipeline LP/PAA Finance Corp. 3.850% 10/15/23	500,000	518,507
Sabine Pass Liquefaction LLC 4.500% 5/15/30 (b)	95,000	105,469
5.000% 3/15/27	290,000	324,479
5.875% 6/30/26	1,215,000	1,427,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29	240,000	251,400
Transcanada Trust 3 mo. CDOR + 3.080% 4.650% VRN 5/18/77 CAD (c)	650,000	469,450
Transcontinental Gas Pipe Line Co. LLC 4.000% 3/15/28	125,000	139,944
4.600% 3/15/48	175,000	198,998
The Williams Cos., Inc. 3.900% 1/15/25	800,000	875,868
4.500% 11/15/23	895,000	980,878
4.550% 6/24/24	385,000	427,137
4.850% 3/01/48	525,000	574,273
		14,277,977
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl 2.000% 2/15/24 EUR (b) (c)	151,000	174,438
1.750% 3/12/29 EUR (b) (c)	130,000	144,177
		318,615
Real Estate — 0.3%
ADO Properties SA 1.500% 7/26/24 EUR (b) (c)	100,000	106,373
Akelius Residential Property AB 1.750% 2/07/25 EUR (b) (c)	120,000	136,222
CIFI Holdings Group Co. Ltd. 6.550% 3/28/24 (b)	400,000	409,954
Consus Real Estate AG 9.625% 5/15/24 EUR (b) (c)	175,000	213,324
Country Garden Holdings Co. Ltd. 5.125% 1/17/25 (b)	450,000	457,796
Shimao Group Holdings Ltd. 4.750% 7/03/22 (b)	400,000	407,485
		1,731,154
Real Estate Investment Trusts (REITS) — 3.1%
Alexandria Real Estate Equities, Inc. 3.375% 8/15/31	1,435,000	1,601,545
American Campus Communities Operating Partnership LP 2.850% 2/01/30	810,000	782,368
3.300% 7/15/26	405,000	415,327
American Tower Corp. 3.000% 6/15/23	420,000	447,833
Boston Properties LP 3.250% 1/30/31	210,000	226,215
3.650% 2/01/26	850,000	940,557
Brixmor Operating Partnership LP 4.050% 7/01/30	170,000	173,870
4.125% 6/15/26	2,000,000	2,091,595
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.849% 4/15/23	2,100,000	2,268,058
Crown Castle International Corp. 1.350% 7/15/25	275,000	276,960
3.300% 7/01/30	170,000	186,975
GLP Capital LP/GLP Financing II, Inc. 3.350% 9/01/24	125,000	124,900
Healthcare Realty Trust, Inc. 3.625% 1/15/28	850,000	895,220
Healthpeak Properties, Inc. 2.875% 1/15/31	1,445,000	1,483,871
3.250% 7/15/26	65,000	71,036
3.500% 7/15/29	70,000	76,237
Highwoods Realty LP 3.050% 2/15/30	675,000	671,929
4.125% 3/15/28	405,000	433,165
Inmobiliaria Colonial Socimi SA 2.500% 11/28/29 EUR (b) (c)	100,000	114,108
2.728% 6/05/23 EUR (b) (c)	200,000	235,578

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Prologis LP 2.250% 6/30/29 GBP (c)	$150,000	$195,826
Regency Centers LP 3.600% 2/01/27	305,000	324,643
3.700% 6/15/30	205,000	221,164
4.125% 3/15/28	815,000	889,224
SBA Tower Trust 2.836% 1/15/25 (b)	320,000	329,930
3.448% 3/15/48 (b)	1,400,000	1,456,279
3.722% 4/09/48 (b)	415,000	430,620
Simon Property Group LP 3.300% 1/15/26	95,000	101,921
3.375% 10/01/24	1,000,000	1,075,767
3.500% 9/01/25	220,000	237,659
Vereit Operating Partnership LP 3.400% 1/15/28	285,000	287,200
VEREIT Operating Partnership LP 3.950% 8/15/27	1,850,000	1,925,274
4.875% 6/01/26	550,000	609,786
		21,602,640
Retail — 0.6%
1011778 BC ULC / New Red Finance, Inc. 5.750% 4/15/25 (b)	65,000	68,250
eG Global Finance PLC 4.375% 2/07/25 EUR (b) (c)	100,000	103,253
Falabella SA 4.375% 1/27/25 (b)	900,000	944,414
LSF10 Wolverine Investments SCA 5.000% 3/15/24 EUR (b) (c)	100,000	110,971
Next Group PLC 3.625% 5/18/28 GBP (b) (c)	250,000	308,721
QVC, Inc. 4.375% 3/15/23	1,750,000	1,749,825
Walgreens Boots Alliance, Inc. 2.125% 11/20/26 EUR (c)	380,000	438,277
Yum! Brands, Inc. 7.750% 4/01/25 (b)	85,000	91,694
		3,815,405
Savings & Loans — 0.0%
Nationwide Building Society 3 mo. EURIBOR + 0.930% 1.500% VRN 3/08/26 EUR (b) (c)	140,000	162,761
5 year EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (b) (c)	150,000	168,349
		331,110
Semiconductors — 0.4%
Asml Holding NV 0.625% 7/07/22 EUR (b) (c)	100,000	113,575
1.625% 5/28/27 EUR (b) (c)	100,000	122,064
Micron Technology, Inc. 4.185% 2/15/27	405,000	448,641
4.640% 2/06/24	810,000	892,819
4.975% 2/06/26	435,000	499,097
NXP BV / NXP Funding LLC 5.350% 3/01/26 (b)	215,000	255,568
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.700% 5/01/25 (b)	45,000	47,173
3.150% 5/01/27 (b)	95,000	100,708
		2,479,645
Software — 0.6%
Fidelity National Information Services, Inc. 0.750% 5/21/23 EUR (c)	190,000	214,861
2.602% 5/21/25 GBP (c)	190,000	250,937
Fiserv, Inc. 1.125% 7/01/27 EUR (c)	230,000	261,174
3.000% 7/01/31 GBP (c)	250,000	345,765
Oracle Corp. 2.800% 4/01/27	415,000	453,224
2.950% 4/01/30	1,190,000	1,325,227
3.600% 4/01/50	1,450,000	1,613,675
		4,464,863
Telecommunications — 2.3%
Altice France SA 3.375% 1/15/28 EUR (b) (c)	135,000	143,232
5.500% 1/15/28 (b)	495,000	499,950
America Movil SAB de CV 5.750% 6/28/30 GBP (c)	140,000	231,827

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 1.600% 5/19/28 EUR (c)	$200,000	$230,068
2.050% 5/19/32 EUR (c)	100,000	116,811
2.300% 6/01/27	450,000	465,872
2.750% 6/01/31	815,000	848,569
3.650% 6/01/51	465,000	486,865
4.300% 2/15/30	275,000	322,286
4.500% 3/09/48	500,000	591,040
C&W Senior Financing DAC 7.500% 10/15/26 (b)	400,000	409,000
Chorus Ltd. 1.125% 10/18/23 EUR (b) (c)	100,000	114,732
Empresa Nacional de Telecomunicaciones SA 4.875% 10/30/24 (b)	350,000	368,804
MTN Mauritius Investments Ltd. 6.500% 10/13/26 (b)	200,000	211,000
Orange SA 0.875% 2/03/27 EUR (b) (c)	200,000	230,875
T-Mobile USA, Inc. 3.500% 4/15/25 (b)	240,000	261,214
3.750% 4/15/27 (b)	2,125,000	2,354,861
3.875% 4/15/30 (b)	440,000	489,702
4.500% 4/15/50 (b)	235,000	279,704
Tele2 AB 1.125% 5/15/24 EUR (b) (c)	140,000	161,823
2.125% 5/15/28 EUR (b) (c)	130,000	158,597
Telefonica Emisiones SA 1.788% 3/12/29 EUR (b) (c)	200,000	240,807
1.957% 7/01/39 EUR (b) (c)	150,000	176,692
2.242% 5/27/22 EUR (b) (c)	200,000	233,627
Verizon Communications, Inc. 1.300% 5/18/33 EUR (c)	580,000	662,786
4.522% 9/15/48	325,000	429,913
4.672% 3/15/55	183,000	248,767
4.750% 11/01/41	165,000	218,152
5.012% 4/15/49	55,000	76,708
Vodafone Group PLC 4.125% 5/30/25	280,000	317,451
4.125% 5/30/25	1,750,000	1,984,067
4.875% 6/19/49	700,000	882,405
5.250% 5/30/48	848,000	1,107,438
		15,555,645
Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 3.000% 11/19/24	515,000	539,282
3.550% 11/19/26	250,000	264,184
		803,466
Transportation — 0.0%
ICTSI Treasury BV 4.625% 1/16/23 (b)	200,000	206,750
Trucking & Leasing — 0.2%
SMBC Aviation Capital Finance DAC 4.125% 7/15/23 (b)	1,110,000	1,152,022

TOTAL CORPORATE DEBT (Cost $234,615,251)		242,052,130

Non-U.S. Government Agency Obligations — 16.8%
Auto Floor Plan ABS — 0.2%
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class B 3.320% 3/15/25	1,200,000	1,183,701
Automobile ABS — 1.0%
Americredit Automobile Receivables Trust, Series 2019-1, Class B 3.130% 2/18/25	160,000	166,115
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A, 2.970% 3/20/24 (b)	1,635,000	1,634,795
Series 2019-1A, Class A, 3.450% 3/20/23 (b)	275,000	275,723
Capital Auto Receivables Asset Trust Series 2018-2, Class C, 3.690% 12/20/23 (b)	825,000	845,794
Series 2018-1, Class D, 3.700% 6/20/25 (b)	800,000	793,645
CarMax Auto Owner Trust, Series 2017-3, Class B 2.440% 2/15/23	1,215,000	1,198,585
GM Financial Automobile Leasing Trust, Series 2020-2, Class C 2.560% 7/22/24	270,000	270,378
GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class B 2.040% 2/18/25	295,000	293,185
Santander Retail Auto Lease Trust Series 2019-B, Class D, 3.310% 6/20/24 (b)	715,000	700,238
Series 2018-A, Class C, 3.490% 5/20/22 (b)	385,000	385,859

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
World Omni Auto Receivables Trust, Series 2018-B, Class B 3.170% 1/15/25	$200,000	$199,699
		6,764,016
Commercial MBS — 6.5%
Ashford Hospitality Trust Series 2018-ASHF, Class A, 1 mo. USD LIBOR + 0.900% 1.085% FRN 4/15/35 (b)	322,102	299,513
Series 2018-ASHF, Class B, 1 mo. USD LIBOR + 1.250% 1.435% FRN 4/15/35 (b)	235,000	217,572
Series 2018-ASHF, Class C, 1 mo. USD LIBOR + 1.400% 1.585% FRN 4/15/35 (b)	110,000	99,257
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD LIBOR + 1.250% 1.435% FRN 9/15/32 (b)	235,000	216,753
Aventura Mall Trust, Series 2018-AVM, Class A, 4.249% VRN 7/05/40 (b) (f)	380,000	395,372
BANK Series 2019-BN21, Class D, 2.500% 10/17/52 (b)	495,000	356,755
Series 2019-BN22, Class D, 2.500% 11/15/62 (b)	420,000	301,847
Series 2020-BN25, Class AS, 2.841% 1/15/63	185,000	195,043
Series 2019-BN23, Class B, 3.455% 12/15/52	790,000	805,042
Series 2017-BNK5, Class B, 3.896% VRN 6/15/60 (f)	980,000	999,090
Series 2019-BNK18, Class B, 3.977% 5/15/62	480,000	510,897
Series 2018-BNK13, Class A5, 4.217% VRN 8/15/61 (f)	415,000	489,459
Barclays Commercial Mortgage Trust Series 2019-BWAY, Class D, 1 mo. USD LIBOR + 2.160% 2.345% FRN 11/25/34 (b)	245,000	206,149
Series 2020-C6, Class AS, 2.840% 2/15/53	200,000	208,063
Series 2020-C7, Class C, 3.605% VRN 4/15/53 (f)	445,000	443,126
Benchmark Mortgage Trust Series 2019-B13, Class AM, 3.183% 8/15/57	320,000	345,691
Series 2020-B16, Class C, 3.656% VRN 2/15/53 (f)	345,000	311,276
Series 2018-B1, Class AM, 3.878% VRN 1/15/51 (f)	290,000	326,591
Series 2018-B3, Class AS, 4.195% VRN 4/10/51 (f)	375,000	425,369
Series 2018-B8, Class A5, 4.232% 1/15/52	620,000	739,802
Cantor Commercial Real Estate Lending Series 2019-CF2, Class B, 3.267% VRN 11/15/52 (f)	295,000	281,211
Series 2019-CF1, Class B, 4.178% VRN 5/15/52 (f)	370,000	379,825
Series 2019-CF1, Class C, 4.352% VRN 5/15/52 (f)	380,000	342,042
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class C, 3.554% VRN 2/15/53 (f)	555,000	468,787
Series 2013-375P, Class D, 3.635% VRN 5/10/35 (b) (f)	315,000	306,489
Series 2017-C4, Class AS, 3.764% 10/12/50	520,000	571,115
Series 2018-B2, Class C, 4.828% VRN 3/10/51 (f)	205,000	194,141
Commercial Mortgage Trust Series 2015-DC1, Class AM, 3.724% 2/10/48	150,000	158,971
Series 2014-CR20, Class AM, 3.938% 11/10/47	1,490,000	1,579,531
Series 2015-LC23, Class AM, 4.158% VRN 10/10/48 (f)	1,650,000	1,797,982
Series 2015-CR22, Class C, 4.244% VRN 3/10/48 (f)	655,000	653,919
Series 2015-CR26, Class B, 4.630% VRN 10/10/48 (f)	627,000	635,631
Series 2014-UBS2, Class B, 4.701% 3/10/47	207,000	215,811
CSAIL Commercial Mortgage Trust Series 2019-C17, Class A4, 2.763% 9/15/52	655,000	706,292
Series 2019-C17, Class AS, 3.278% 9/15/52	285,000	305,651
Series 2019-C17, Class B, 3.480% 9/15/52	330,000	322,709
DC Office Trust, Series 2019-MTC, Class D, 3.174% VRN 9/15/45 (b) (f)	520,000	472,571
FREMF Mortgage Trust Series 2019-K100, Class B, 3.610% VRN 11/25/52 (b) (f)	765,000	815,061
Series 2019-K98, Class B, 3.862% VRN 10/25/52 (b) (f)	335,000	363,543
Series 2019-K736, Class B, 3.884% VRN 7/25/26 (b) (f)	585,000	622,031
Series 2018-K73, Class B, 3.984% VRN 2/25/51 (b) (f)	665,000	724,275
Series 2018-K731, Class B, 4.063% VRN 2/25/25 (b) (f)	720,000	766,955
Great Wolf Trust Series 2019-WOLF, Class C, 1 mo. USD LIBOR + 1.633% 1.818% FRN 12/15/36 (b)	435,000	403,382
Series 2019-WOLF, Class D, 1 mo. USD LIBOR + 1.933% 2.118% FRN 12/15/36 (b)	820,000	752,191
GS Mortgage Securities Trust Series 2019-GSMS, Class C, 1 mo. USD LIBOR + 1.300% 1.485% FRN 6/15/36 (b)	735,000	698,732
Series 2019-GC40, Class A4, 3.160% 7/10/52	1,005,000	1,129,065
Series 2019-GSA1, Class B, 3.511% 11/10/52	870,000	902,350
Series 2020-GC47, Class B, 3.571% 5/12/53	415,000	445,412
Series 2015-GC28, Class AS, 3.759% 2/10/48	400,000	426,994
Series 2017-GS8, Class C, 4.481% VRN 11/10/50 (f)	540,000	523,106
Hilton Orlando Trust, Series 2018-ORL, Class B, 1 mo. USD LIBOR + 1.050% 1.235% FRN 12/15/34 (b)	715,000	664,997
Hudson Yards Mortgage Trust Series 2019-30HY, Class B, 3.380% VRN 7/10/39 (b) (f)	410,000	431,902
Series 2019-30HY, Class D, 3.558% VRN 7/10/39 (b) (f)	470,000	466,104
ILPT Trust, Series 2019-SURF, Class A 4.145% 2/11/41 (b)	835,000	938,267

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Independence Plaza Trust Series 2018-INDP, Class A, 3.763% 7/10/35 (b)	$845,000	$887,903
Series 2018-INDP, Class B, 3.911% 7/10/35 (b)	855,000	872,986
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, 1 mo. USD LIBOR + 1.250% 1.435% FRN 1/15/33 (b)	500,000	447,671
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX 4.248% 7/05/33 (b)	115,000	121,190
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class AS, 3.858% VRN 3/15/50 (f)	160,000	174,324
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class AS, 3.561% 4/15/48	260,000	274,230
Series 2014-C15, Class B, 4.565% VRN 4/15/47 (f)	1,215,000	1,257,380
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4 4.310% 12/15/51	1,015,000	1,207,623
MSCG Trust, Series 2018-SELF, Class A, 1 mo. USD LIBOR + 0.900% 1.085% FRN 10/15/37 (b)	1,210,000	1,181,106
RETL, Series 2019-RVP, Class A, 1 mo. USD LIBOR + 1.150% 1.335% FRN 3/15/36 (b)	155,860	147,594
SLIDE Series 2018-FUN, Class A, 1 mo. USD LIBOR + 0.900% 1.085% FRN 6/15/31 (b)	991,141	936,363
Series 2018-FUN, Class E, 1 mo. USD LIBOR + 2.300% 2.485% FRN 6/15/31 (b)	371,678	319,761
VNO Mortgage Trust 4.033% 1/10/35	750,000	767,902
Wells Fargo Commercial Mortgage Trust Series 2019-JWDR, Class A, 2.584% VRN 9/15/31 (b) (f)	710,000	699,029
Series 2019-JWDR, Class B, 2.786% VRN 9/15/31 (b) (f)	205,000	194,600
Series 2019-C51, Class A4, 3.311% 6/15/52	1,130,000	1,268,976
Series 2019-C53, Class B, 3.514% VRN 10/15/52 (f)	360,000	349,026
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,809,677
Series 2019-C54, Class C, 3.810% 12/15/52	510,000	464,619
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	1,025,774
Series 2017-C41, Class B, 4.188% VRN 11/15/50 (f)	381,000	372,110
Series 2015-C29, Class C, 4.357% VRN 6/15/48 (f)	935,000	785,883
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class C, 4.343% VRN 3/15/45 (f)	710,000	660,120
		44,585,559
Credit Card ABS — 0.1%
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C 3.360% 3/15/24	1,020,000	1,016,497
Other ABS — 3.7%
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I 4.194% 6/07/49 (b)	685,000	596,047
Barings BDC Static CLO Ltd., Series 2019-1A, Class A1, 3 mo. USD LIBOR + 1.020% 2.239% FRN 4/15/27 (b)	509,877	507,779
Barings CLO Ltd., Series 2016-2A, Class AR, 3 mo. USD LIBOR + 1.080% 2.215% FRN 7/20/28 (b)	440,000	436,053
Bayview Mortgage Fund IV Trust, Series 2017-RT3, Class A, 3.500% VRN 1/28/58 (b) (f)	630,241	637,010
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2RR, 3 mo. USD LIBOR + 1.750% 2.885% FRN 1/20/29 (b)	420,000	408,325
Bluemountain CLO Ltd., Series 2015-2A, Class A1R, 3 mo. USD LIBOR + 0.930% 2.065% FRN 7/18/27 (b)	273,223	269,195
CBAM Ltd., Series 2019-9A, Class A, 3 mo. USD LIBOR + 1.280% 2.499% FRN 2/12/30 (b)	1,230,000	1,216,587
CIFC Funding Ltd. Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 2.134% FRN 7/15/32 (b) (d)	870,000	870,000
Series 2015-4A, Class A1R, 3 mo. USD LIBOR + 1.150% 2.285% FRN 10/20/27 (b)	450,000	445,324
Cole Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.050% 2.185% FRN 10/20/28 (b)	755,000	746,488
Driven Brands Funding LLC, Series 2020-1A, Class A2 3.786% 7/20/50 (b) (d)	275,000	275,000
Eaton Vance CLO Ltd., Series 2013-1A, Class A2RR, 3 mo. USD LIBOR + 1.850% 3.069% FRN 1/15/28 (b)	1,210,000	1,187,534
Golub Capital Partners CLO, Series 2018-39A, Class A1, 3 mo. USD LIBOR + 1.150% 2.285% FRN 10/20/28 (b)	570,000	560,518
Hardee's Funding LLC Series 2018-1A, Class A2I, 4.250% 6/20/48 (b)	589,500	599,174
Series 2018-1A, Class AII, 4.959% 6/20/48 (b)	319,313	315,067
Hilton Grand Vacations Trust Series 2014-AA, Class B, 2.070% 11/25/26 (b)	154,291	154,028
Series 2020-AA, Class A, 2.740% 2/25/39 (b)	374,827	378,023

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HPS Loan Management, Series 11A-17, Class BR, 3 mo. USD LIBOR + 1.550% 3.345% FRN 5/06/30 (b)	$265,000	$252,444
Jack In The Box Funding LLC, Series 2019-1A, Class A2I 3.982% 8/25/49 (b)	537,300	551,040
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class A, 3 mo. USD LIBOR + 1.330% 2.549% FRN 10/15/32 (b)	1,020,000	1,000,546
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class A1, 3 mo. USD LIBOR + 1.300% 2.519% FRN 7/15/32 (b)	655,000	640,825
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080% 1.472% FRN 11/15/28 (b)	1,055,000	1,039,485
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, 3.250% VRN 5/25/62 (b) (f)	468,980	485,651
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A2R2, 3 mo. USD LIBOR + 1.150% 2.369% FRN 7/15/27 (b)	820,000	796,391
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3 mo. USD LIBOR + 0.850% 2.069% FRN 1/15/28 (b)	980,840	971,522
OCP CLO Ltd. Series 2020-19A, Class A1, 3 mo. USD LIBOR + 1.750% 2.070% FRN 7/20/31 (b)	565,000	564,928
Series 2014-7A, Class A1RR, 3 mo. USD LIBOR + 1.120% 2.255% FRN 7/20/29 (b)	725,000	711,218
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, 3 mo. USD LIBOR + 1.180% 2.200% FRN 1/24/33 (b)	885,000	855,038
Octagon Investment Partners XXIII Ltd. Series 2015-1A, Class A1R, 3 mo. USD LIBOR + 0.850% 2.069% FRN 7/15/27 (b)	320,000	315,612
Series 2015-1A, Class BR, 3 mo. USD LIBOR + 1.200% 2.419% FRN 7/15/27 (b)	265,000	255,043
OZLM VII Ltd., Series 2014-7RA, Class A1R, 3 mo. USD LIBOR + 1.010% 2.145% FRN 7/17/29 (b)	361,973	355,105
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170% 2.305% FRN 10/17/29 (b)	641,836	631,264
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (b)	760,000	802,585
Southwick Park CLO LLC, Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.300% 2.435% FRN 7/20/32 (b)	1,215,000	1,189,684
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3 mo. USD LIBOR + 0.880% 2.099% FRN 4/15/28 (b)	635,000	628,710
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (b)	566,375	577,288
Towd Point Mortgage Trust Series 2015-6, Class A1, 3.500% VRN 4/25/55 (b) (f)	409,365	421,255
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (b) (f)	595,303	629,760
Series 2018-SJ1, Class A1, 4.000% VRN 10/25/58 (b) (f)	476,318	482,350
Verizon Owner Trust, Series 2018-1A, Class C 3.200% 9/20/22 (b)	650,000	669,301
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD LIBOR + 1.060% 2.195% FRN 10/20/29 (b)	650,000	633,925
		25,063,122
Student Loans ABS — 0.7%
Navient Private Education Refi Loan Trust Series 2020-DA, Class A, 1.690% 5/15/69 (b)	470,000	469,709
Series 2019-FA, Class A2, 2.600% 8/15/68 (b)	760,000	777,326
Series 2020-CA, Class B, 2.830% 11/15/68 (b)	470,000	462,065
Nelnet Student Loan Trust, Series 2020-1A, Class A, 1 mo. USD LIBOR + 0.740% 0.925% FRN 3/26/68 (b)	287,512	272,815
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (b)	760,502	739,273
Series 2018-A, Class A2A, 3.500% 2/15/36 (b)	1,294,414	1,353,944
Series 2018-C, Class A2A, 3.630% 11/15/35 (b)	969,950	992,879
		5,068,011
WL Collateral CMO — 4.4%
Angel Oak Mortgage Trust Series 2020-3, Class A1, 1.691% VRN 4/25/65 (b) (f) (g) (h)	1,215,000	1,214,994
Series 2019-3, Class A2, 3.136% VRN 5/25/59 (b) (f)	446,570	446,025
Series 2018-3, Class A3, 3.238% VRN 5/25/59 (b) (f)	388,195	383,130
Series 2019-1, Class A2, 4.022% VRN 11/25/48 (b) (f)	145,066	146,867
COLT Mortgage Loan Trust Series 2020-3, Class A1, 1.506% VRN 4/27/65 (b) (f)	335,000	332,791

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-3, Class A1, 2.764% VRN 8/25/49 (b) (f)	$599,747	$607,788
Series 2019-1, Class A1, 3.705% VRN 3/25/49 (b) (f)	540,345	555,679
Series 2018-3, Class A3, 3.865% VRN 10/26/48 (b) (f)	156,723	155,503
Series 2018-4, Class A1, 4.006% VRN 12/28/48 (b) (f)	204,551	210,808
Deephaven Residential Mortgage Trust Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (b) (f)	180,237	183,246
Series 2019-1A, Class A1, 3.743% VRN 1/25/59 (b) (f)	162,977	165,913
Ellington Financial Mortgage Trust Series 2019-2, Class A1, 2.739% VRN 11/25/59 (b) (f)	605,083	610,350
Series 2020-1, Class A3, 3.999% VRN 6/25/65 (b) (f)	430,000	438,577
Flagstar Mortgage Trust Series 2020-1INV, Class A11, 1 mo. USD LIBOR + 0.850% 1.035% FRN 3/25/50 (b)	273,265	272,029
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (b) (f)	169,048	172,415
Galton Funding Mortgage Trust Series 2020-H1, Class A1, 2.310% VRN 1/25/60 (b) (f)	678,447	678,402
Series 2019-H1, Class A1, 2.657% VRN 10/25/59 (b) (f)	538,668	536,261
Series 2019-H1, Class A3, 2.964% VRN 10/25/59 (b) (f)	484,990	481,220
Series 2018-1, Class A23, 3.500% VRN 11/25/57 (b) (f)	141,591	144,840
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (b) (f)	195,861	194,552
GMRF Mortgage Acquisition Co. Series 2019-1, Class A22, 4.000% VRN 2/25/59 (b) (f)	108,951	111,635
Series 2019-1, Class A42, 4.000% VRN 2/25/59 (b) (f)	83,492	83,564
GS Mortgage Backed Securities, Series 2020-INV1, Class A14, 3.000% VRN 8/25/50 (b) (f) (g) (h)	775,000	799,098
Homeward Opportunities Fund I Trust Series 2019-3, Class A1, 2.675% VRN 11/25/59 (b) (f)	360,375	363,260
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (b) (f)	360,375	357,403
Series 2019-1, Class A1, 3.454% VRN 1/25/59 (b) (f)	356,984	363,759
Series 2019-1, Class A3, 3.606% VRN 1/25/59 (b) (f)	377,983	375,029
JP Morgan Mortgage Trust Series 2020-INV1, Class A11, 1 mo. USD LIBOR + 0.830% 0.998% FRN 8/25/50 (b)	269,053	267,643
Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (b) (f)	262,714	269,395
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (b) (f)	497,149	507,927
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (b) (f)	588,573	595,447
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (b) (f)	424,820	433,123
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (b) (f)	508,444	507,266
Series 2019-NQM5, Class A1, 2.710% VRN 11/25/59 (b) (f)	833,038	837,085
Series 2019-NQM3, Class A3, 3.086% VRN 7/25/49 (b) (f)	254,461	254,244
Series 2019-NQM2, Class A1, 3.600% VRN 4/25/49 (b) (f)	335,894	343,875
Series 2019-NQM1, Class A1, 3.675% VRN 1/25/49 (b) (f)	378,524	386,731
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (b) (f)	361,629	368,179
OBX Trust Series 2020-INV1, Class A5, 3.500% VRN 12/25/49 (b) (f)	651,490	665,631
Series 2019-EXP3, Class 1A8, 3.500% VRN 10/25/59 (b) (f)	277,338	281,889
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (b) (f)	360,765	367,397
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (b) (f)	685,228	711,902
Onslow Bay Financial LLC Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 2/25/60 (b)	145,463	144,521
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (b) (f)	376,848	382,936
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (b) (f)	747,706	759,580
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (b) (f)	450,000	463,752
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (b) (f)	239,752	243,375
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (b) (f)	306,163	311,522
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703% VRN 9/25/59 (b) (f)	377,093	375,966
Starwood Mortgage Residential Trust Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (b) (f)	544,137	551,640
Series 2019-1, Class A1, 2.941% VRN 6/25/49 (b) (f)	397,206	405,833
Series 2019-1, Class A2, 3.146% VRN 6/25/49 (b) (f)	343,147	344,671
Series 2019-IMC1, Class A1, 3.468% VRN 2/25/49 (b) (f)	285,843	289,386
Series 2018-IMC2, Class A1, 4.121% VRN 10/25/48 (b) (f)	499,672	511,842
Verus Securitization Trust Series 2019-4, Class A1, 2.642% STEP 11/25/59 (b)	1,080,341	1,089,705
Series 2019-INV3, Class A1, 2.692% VRN 11/25/59 (b) (f)	1,164,104	1,179,379
Series 2019-INV2, Class A1, 2.913% VRN 7/25/59 (b) (f)	917,224	934,430
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (b)	250,899	250,704
Series 2019-INV2, Class A2, 3.117% VRN 7/25/59 (b) (f)	551,995	555,174
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (b) (f)	242,603	248,275
Series 2019-2, Class A3, 3.448% VRN 5/25/59 (b) (f)	711,766	718,060
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (b) (f)	163,336	166,729
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (b) (f)	323,848	324,411
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (b) (f)	903,348	924,350
Series 2020-INV1, Class A3, 3.889% 4/25/60 (b)	100,000	100,668
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (b) (f)	202,964	207,006
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (b) (f)	387,780	392,219
Series 2018-3, Class A2, 4.180% VRN 10/25/58 (b) (f)	309,887	313,668
Vista Point Securitization Trust, Series 2020-1, Class A1, 1.763% VRN 3/25/65 (b) (f) (g)	845,000	844,988
		30,217,662

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral Support CMO — 0.2%
CIM Trust, Series 2019-INV3, Class A15, 3.500% VRN 8/25/49 (b) (f)	$279,705	$285,196
JP Morgan Mortgage Trust Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (b) (f)	427,980	436,288
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (b) (f)	251,604	256,406
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (b) (f)	188,339	194,131
		1,172,021

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $114,863,804)		115,070,589

Sovereign Debt Obligations — 13.6%
1Malaysia Development Berhad Global Investments Ltd. 4.400% 3/09/23 (b)	1,000,000	945,412
Albania Government International Bond 3.500% 10/09/25 EUR (b) (c)	115,000	130,495
3.500% 10/09/25 EUR (b) (c)	160,000	181,558
3.500% 6/16/27 EUR (b) (c)	105,000	117,230
Argentine Republic Government International Bond 3.375% 1/15/23 EUR (c) (i)	235,000	99,991
Australia Government International Bond 3.000% 3/21/47 AUD (b) (c)	3,329,000	2,923,577
Bermuda Government International Bond 4.750% 2/15/29 (b)	650,000	731,900
Bonos Tesoreria Pesos 4.500% 3/01/26 CLP (c)	445,000,000	634,931
4.700% 9/01/30 CLP (b) (c)	2,670,000,000	3,933,876
Brazil Notas do Tesouro Nacional Serie F 10.000% 1/01/25 BRL (c)	4,471,000	922,335
Bundesobligation 0.000% 4/11/25 EUR (b) (c)	6,152,000	7,148,663
Canadian Government International Bond 2.000% 9/01/23 CAD (c)	2,130,000	1,651,895
2.000% 6/01/28 CAD (c)	390,000	321,718
3.500% 12/01/45 CAD (c)	1,010,000	1,165,086
Croatia Government International Bond 3.875% 5/30/22 EUR (b) (c)	400,000	477,487
Cyprus Government International Bond 1.250% 1/21/40 EUR (b) (c)	20,000	21,855
2.375% 9/25/28 EUR (b) (c)	1,073,000	1,351,730
2.750% 2/26/34 EUR (b) (c)	93,000	123,009
2.750% 5/03/49 EUR (b) (c)	114,000	158,033
3.750% 7/26/23 EUR (b) (c)	645,000	803,181
3.750% 7/26/23 EUR (b) (c)	385,000	479,418
3.875% 5/06/22 EUR (b) (c)	1,050,000	1,261,499
4.250% 11/04/25 EUR (b) (c)	540,000	724,955
4.250% 11/04/25 EUR (b) (c)	250,000	335,628
Czech Republic International Bond 3.875% 5/24/22 EUR (b) (c)	460,000	555,643
Egypt Government International Bond 4.750% 4/11/25 EUR (b) (c)	290,000	315,265
France Government Bond OAT 1.250% 5/25/36 EUR (b) (c)	2,207,000	2,897,097
1.750% 5/25/66 EUR (b) (c)	159,000	254,502
Indonesia Government International Bond 3.750% 6/14/28 EUR (b) (c)	1,080,000	1,381,584
6.125% 5/15/28 IDR (c)	11,494,000,000	753,205
7.000% 5/15/27 IDR (c)	6,090,000,000	426,321
8.125% 5/15/24 IDR (c)	1,504,000,000	111,181
8.375% 3/15/24 IDR (c)	12,000,000,000	891,285
8.375% 9/15/26 IDR (c)	1,700,000,000	128,229
8.750% 5/15/31 IDR (c)	4,710,000,000	357,742
10.250% 7/15/27 IDR (c)	1,300,000,000	106,785
Ireland Government Bond 1.350% 3/18/31 EUR (b) (c)	906,000	1,163,368
1.500% 5/15/50 EUR (b) (c)	100,000	138,379
2.000% 2/18/45 EUR (b) (c)	165,000	250,312
5.400% 3/13/25 EUR (c)	943,000	1,351,463
Israel Government International Bond 1.500% 1/18/27 EUR (b) (c)	530,000	633,981
1.750% 8/31/25 ILS (c)	2,741,000	860,166
3.750% 3/31/47 ILS (c)	659,000	282,507
5.500% 1/31/42 ILS (c)	2,845,000	1,480,608
Italy Buoni Poliennali Del Tesoro 0.650% 5/15/26 EUR (b) (c)	1,001,002	1,127,343
2.800% 3/01/67 EUR (b) (c)	1,194,000	1,492,061
Japan Government Thirty Year Bond 1.700% 9/20/44 JPY (c)	264,950,000	3,122,275
2.200% 9/20/39 JPY (c)	42,650,000	526,210
2.500% 9/20/37 JPY (c)	364,800,000	4,594,774
Japan Government Twenty Year Bond

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.600% 6/20/37 JPY (c)	$337,100,000	$3,259,013
0.700% 3/20/37 JPY (c)	149,900,000	1,472,442
1.200% 12/20/34 JPY (c)	335,700,000	3,533,781
1.500% 6/20/34 JPY (c)	12,000,000	130,590
Japanese Government CPI Linked Bond 0.100% 3/10/24 JPY (c)	79,268,000	734,353
0.100% 9/10/24 JPY (c)	86,985,500	802,627
0.100% 3/10/25 JPY (c)	146,448,000	1,347,905
Latvia Government International Bond 0.375% 10/07/26 EUR (b) (c)	1,843,000	2,135,316
Malaysia Government International Bond 4.065% 6/15/50 MYR (c)	1,637,000	384,338
4.736% 3/15/46 MYR (c)	5,990,000	1,549,609
4.921% 7/06/48 MYR (c)	6,645,000	1,781,580
4.935% 9/30/43 MYR (c)	155,000	41,448
Morocco Government International Bond 4.500% 10/05/20 EUR (b) (c)	300,000	339,975
National Highways Authority of India 7.300% 5/18/22 INR (b) (c)	100,000,000	1,324,627
Netherlands Government International Bond 5.500% 1/15/28 EUR (c)	50,000	81,785
New South Wales Treasury Corp. 4.000% 5/20/26 AUD (b) (c)	450,000	368,040
4.000% 5/20/26 AUD (b) (c)	860,000	703,365
Norway Government Bond 3.000% 3/14/24 NOK (b) (c)	2,700,000	309,033
Portugal Obrigacoes do Tesouro OT 4.100% 2/15/45 EUR (b) (c)	273,000	489,169
Province of Ontario Canada 2.600% 6/02/25 CAD (c)	286,000	228,811
3.500% 6/02/43 CAD (c)	140,000	132,235
3.500% 6/02/43 CAD (c)	62,000	58,561
Republic of South Africa Government International Bond 10.500% 12/21/26 ZAR (c)	15,306,000	1,006,081
Romanian Government International Bond 2.000% 1/28/32 EUR (b) (c)	110,000	115,138
2.000% 1/28/32 EUR (b) (c)	287,000	300,405
2.124% 7/16/31 EUR (b) (c)	642,000	685,132
2.375% 4/19/27 EUR (b) (c)	455,000	520,189
2.875% 10/28/24 EUR (b) (c)	100,000	118,380
2.875% 3/11/29 EUR (b) (c)	96,000	111,361
3.624% 5/26/30 EUR (b) (c)	670,000	811,579
4.625% 9/18/20 EUR (b) (c)	520,000	588,894
Russian Federal Bond - OFZ 8.150% 2/03/27 RUB (c)	29,733,000	481,514
Serbia International Bond 1.500% 6/26/29 EUR (b) (c)	765,000	804,814
Singapore Government International Bond 2.875% 7/01/29 SGD (c)	850,000	712,985
3.125% 9/01/22 SGD (c)	1,130,000	860,079
Slovenia Government International Bond 0.275% 1/14/30 EUR (b) (c)	825,000	927,154
1.000% 3/06/28 EUR (b) (c)	250,000	301,241
1.250% 3/22/27 EUR (b) (c)	788,000	962,507
1.500% 3/25/35 EUR (b) (c)	398,000	504,413
2.125% 7/28/25 EUR (b) (c)	970,000	1,215,674
3.125% 8/07/45 EUR (b) (c)	336,000	562,590
4.625% 9/09/24 EUR (b) (c)	324,000	437,811
5.250% 2/18/24 (b)	200,000	229,892
5.250% 2/18/24 (b)	200,000	229,892
Spain Government International Bond 0.000% 1/31/25 EUR (c)	632,000	714,494
Sri Lanka Government International Bond 6.250% 10/04/20 (b)	300,000	285,000
6.250% 7/27/21 (b)	200,000	170,999
State of Israel 3.800% 5/13/60 (b)	470,000	544,613
3.875% 7/03/50	200,000	237,272
Thailand Government International Bond 3.650% 6/20/31 THB (c)	23,785,000	939,232
United Kingdom Gilt 0.625% 6/07/25 GBP (b) (c)	2,056,000	2,632,871
4.250% 12/07/46 GBP (b) (c)	938,000	2,181,839
		93,250,396

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $91,805,881)		93,250,396

U.S. Government Agency Obligations and Instrumentalities — 13.7%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 4977, Class IO 4.500% 5/25/50	516,834	79,568
Federal National Mortgage Association REMICS Series 2018-44, Class PC 4.000% 6/25/44	161,882	165,692

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association Series 2018-122, Class FE 1 mo. USD LIBOR + 0.300% 0.490% 9/20/48	$235,652	$235,542
		480,802
Pass-Through Securities — 12.3%
Federal Home Loan Mortgage Corp. Pool #ZS7403 3.000% 5/01/31	232,181	246,241
Pool #SB0222 3.000% 11/01/34	324,137	348,020
Pool #G08756 3.000% 4/01/47	75,130	79,292
Pool #SD0080 3.000% 9/01/49	222,516	241,384
Pool #QA7625 3.000% 3/01/50	308,254	324,760
Pool #SD0286 3.000% 4/01/50	983,891	1,036,574
Pool #SD0393 3.000% 6/01/50	165,000	174,660
Pool #SB0015 3.500% 6/01/33	407,579	430,283
Pool #U90690 3.500% 6/01/42	115,268	124,626
Pool #U99051 3.500% 6/01/43	132,022	142,740
Pool #RA1906 4.000% 12/01/49	958,929	1,033,653
Pool #SD8039 4.000% 1/01/50	1,070,068	1,133,388
Pool #RA2607 4.500% 5/01/50	201,600	218,593
Pool #ZS3941 5.000% 12/01/41	85,241	97,341
Federal National Mortgage Association Pool #BM3859 2.500% 8/01/31	208,544	218,918
Pool #BC9043 2.500% 11/01/31	539,872	570,440
Pool #BM1890 2.500% 1/01/32	168,343	176,770
Pool #BM5109 3.000% 12/01/32	1,221,010	1,288,463
Pool #BM5111 3.000% 11/01/33	212,589	226,525
Pool #CA4885 3.000% 12/01/34	746,063	801,268
Pool #BO7256 3.000% 1/01/35	325,031	347,659
Pool #FM2547 3.000% 2/01/35	573,703	616,153
Pool #AL9412 3.000% 11/01/36	362,227	390,226
Pool #CA5597 3.000% 4/01/40	1,131,571	1,225,048
Pool #BM4221 3.000% 1/01/43	245,192	262,688
Pool #BM5468 3.000% 2/01/43	373,140	399,767
Pool #AB9248 3.000% 5/01/43	130,360	139,662
Pool #AU1629 3.000% 7/01/43	30,294	32,437
Pool #AS0406 3.000% 9/01/43	127,857	139,658
Pool #BM5469 3.000% 3/01/44	729,162	781,194
Pool #BM3380 3.000% 6/01/46	550,302	592,150
Pool #MA2670 3.000% 7/01/46	322,605	340,585
Pool #BD8462 3.000% 11/01/46	2,170,163	2,325,700
Pool #AS8295 3.000% 11/01/46	445,212	484,634
Pool #BM4896 3.000% 2/01/47	537,330	575,337
Pool #BM1418 3.000% 4/01/47	2,440,674	2,615,598
Pool #BM4744 3.000% 6/01/47	195,966	213,318
Pool #FM1572 3.000% 9/01/48	592,726	625,390
Pool #FM1445 3.000% 8/01/49	198,743	215,596
Pool #BJ9613 3.000% 10/01/49	397,605	418,646
Pool #CA4794 3.000% 12/01/49 (d)	184,918	196,322
Pool #FM2870 3.000% 3/01/50 (d)	1,460,383	1,561,399
Pool #AL8600 3.500% 4/01/31	467,834	496,818
Pool #FM3462 3.500% 12/01/33	860,000	907,906
Pool #AS4449 3.500% 2/01/35	239,867	256,631
Pool #MA1283 3.500% 12/01/42	89,319	96,538
Pool #MA1373 3.500% 3/01/43	130,981	141,568
Pool #MA1437 3.500% 5/01/43	129,761	140,249
Pool #MA1546 3.500% 8/01/43	290,598	314,087
Pool #AL6167 3.500% 1/01/44	1,212,054	1,310,024
Pool #AS5182 3.500% 6/01/45 (d)	1,109,839	1,190,876
Pool #BC1747 3.500% 1/01/46	2,550,488	2,715,994
Pool #BM5785 3.500% 9/01/46	270,244	288,878
Pool #BM4582 3.500% 8/01/47	245,192	265,853
Pool #BM3122 3.500% 10/01/47	3,074,347	3,341,099
Pool #CA1189 3.500% 2/01/48	466,585	492,196
Pool #BH9277 3.500% 2/01/48	1,259,548	1,327,900
Pool #FM1001 3.500% 11/01/48 (d)	161,139	170,034
Pool #BO1033 3.500% 8/01/49	67,544	71,303
Pool #BO1410 3.500% 9/01/49	522,895	551,990
Pool #BO1437 3.500% 10/01/49	495,959	523,974
Pool #BF0198 4.000% 11/01/40	236,108	255,355
Pool #MA0639 4.000% 2/01/41 (d)	820,131	897,751
Pool #AL2745 4.000% 3/01/42	1,043,075	1,156,137
Pool #BM3385 4.000% 6/01/45	1,484,152	1,616,268
Pool #FM2673 4.000% 10/01/45	2,040,516	2,232,998
Pool #MA3088 4.000% 8/01/47	115,786	123,778
Pool #MA3149 4.000% 10/01/47	1,335,036	1,422,171
Pool #MA3467 4.000% 9/01/48	19,454	20,624
Pool #BM5527 4.000% 10/01/48	350,640	379,114
Pool #BM5147 4.000% 10/01/48	52,559	57,944
Pool #CA4571 4.000% 11/01/49	307,965	326,959
Pool #CA4823 4.000% 12/01/49	53,077	56,351
Pool #MA3907 4.000% 1/01/50	72,429	76,760
Pool #AL0065 4.500% 4/01/41	410,559	456,072
Pool #AI1888 4.500% 5/01/41	451,430	500,769
Pool #AL0160 4.500% 5/01/41 (d)	612,578	681,444
Pool #AL6536 4.500% 3/01/45	650,831	715,455

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BM4185 4.500% 9/01/46	$273,840	$299,303
Pool #FM2899 4.500% 11/01/46	740,783	824,061
Pool #BM3148 4.500% 11/01/47	313,261	347,988
Pool #BM4343 4.500% 5/01/48	661,226	734,528
Pool #CA2204 4.500% 8/01/48	242,275	260,275
Pool #CA2207 4.500% 8/01/48	137,702	149,310
Pool #CA5186 4.500% 1/01/50	120,514	130,503
Pool #CA5696 4.500% 5/01/50	309,281	335,328
Pool #AD6438 5.000% 6/01/40	107,775	123,073
Pool #AL9893 5.000% 2/01/45	564,010	631,730
Pool #BM3279 5.500% 5/01/44	1,869,920	2,185,294
Pool #BM4971 6.000% 7/01/41	331,160	395,840
Government National Mortgage Association II Pool #MA2891 3.000% 6/20/45	1,925,957	2,060,536
Pool #MA3520 3.000% 3/20/46 (d)	535,221	570,279
Pool #MA3662 3.000% 5/20/46	55,059	58,487
Pool #MA3873 3.000% 8/20/46	326,438	347,005
Pool #MA6144 3.000% 9/20/49	118,779	123,219
Pool #MA6209 3.000% 10/20/49	772,103	800,962
Pool #MA6399 3.000% 1/20/50	319,939	331,897
Pool #MA6531 3.000% 3/20/50	1,093,735	1,134,616
Pool# MA6656 3.000% 5/20/50	409,143	433,386
Pool #MA0318 3.500% 8/20/42	363,175	395,788
Pool #MA1012 3.500% 5/20/43 (d)	725,000	787,840
Pool #MA1090 3.500% 6/20/43	286,001	310,075
Pool #AL1773 3.500% 1/20/45	364,120	395,340
Pool #MA3310 3.500% 12/20/45	202,705	217,108
Pool #MA3597 3.500% 4/20/46	312,615	334,533
Pool #MA3663 3.500% 5/20/46	248,743	265,795
Pool #MA3736 3.500% 6/20/46	117,069	125,094
Pool #MA3803 3.500% 7/20/46	49,669	53,074
Pool #MA4004 3.500% 10/20/46	1,205,545	1,287,056
Pool #MA4382 3.500% 4/20/47	65,089	69,388
Pool #784504 3.500% 2/20/48	253,278	274,993
Pool #MA784472 3.500% 2/20/48	549,864	601,820
Pool #784474 3.500% 2/20/48	350,105	380,123
Pool #MA3245 4.000% 11/20/45	428,727	463,975
Pool #MA4511 4.000% 6/20/47	274,646	295,338
Pool #MA4720 4.000% 9/20/47	1,210,697	1,298,886
Pool #MA4838 4.000% 11/20/47	293,502	314,881
Pool #MA5330 4.000% 7/20/48 (d)	720,000	768,002
Pool #MA2894 4.500% 6/20/45	339,351	371,185
Pool #MA2963 4.500% 7/20/45	135,382	148,082
Pool #MA3312 4.500% 12/20/45	6,335	6,930
Pool #MA4588 4.500% 7/20/47	885,722	963,830
Pool #MA4964 4.500% 1/20/48	67,760	73,333
Pool #MA5265 4.500% 6/20/48	96,445	104,106
Pool #MA4781 5.000% 10/20/47	899,845	992,687
Pool #MA5194 5.000% 5/20/48	232,106	254,604
Pool #BF2644 5.000% 5/20/48	33,465	37,441
Pool #BF2878 5.000% 6/20/48	50,672	56,692
Pool #MA5266 5.000% 6/20/48	704,094	770,138
Pool #BF3008 5.000% 7/20/48	31,463	35,201
Pool #MA5988 5.000% 6/20/49	684,627	742,105
Pool #MA5195 5.500% 5/20/48	288,764	318,205
Pool #MA5654 5.500% 12/20/48	76,179	83,517
Pool #MA5713 5.500% 1/20/49	54,381	59,551
Pool #MA5820 5.500% 3/20/49	131,902	144,196
Government National Mortgage Association II TBA(d) Pool #1207 4.500% 2/01/49	725,000	774,277
Uniform Mortgage Backed Securities TBA Pool #754 3.000% 12/01/49 (d)	505,000	530,881
Pool #12994 4.000% 8/01/48 (d)	1,085,000	1,150,397
Pool #15801 4.500% 9/01/48 (d)	1,130,000	1,214,220
Uniform Mortgage-Backed Securities TBA Pool #199 2.000% 3/01/50 (d)	1,095,000	1,120,579
Pool #983 2.500% 2/01/50 (d)	4,665,000	4,863,991
		84,725,851
Whole Loans — 1.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 3/25/30	135,775	135,793
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 9/25/48 (b)	709	708
Series 2020-DNA2, Class M1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 2/25/50 (b)	555,847	550,804
Series 2019-HQA4, Class M1, 1 mo. USD LIBOR + 0.770% 0.955% FRN 11/25/49 (b)	35,857	35,786
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + 0.800% 0.985% FRN 12/25/30 (b)	92,427	92,206
Series 2018-DNA1, Class M2AT, 1.235% FRN 7/25/30 (f)	488,517	485,173
Series 2017-DNA3, Class M2AS, 1.285% FRN 3/25/30 (f)	745,000	734,393
Series 2018-HQA1, Class M2AS, 1.285% FRN 9/25/30 (f)	355,771	350,145

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-DNA1, Class M1, 1 mo. USD LIBOR + 1.200% 1.385% FRN 7/25/29	$118,417	$118,442
Series 2019, Class M2, 1 mo. USD LIBOR + 1.400% 1.585% FRN 2/25/49 (b)	390,000	371,601
Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.671% FRN 6/25/50 (d)	360,000	360,000
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.350% 2.535% FRN 4/25/30	633,870	624,557
Series 2018-SP12, Class M2, 3.809% VRN 5/25/48 (b) (f)	65,000	62,894
Series 2018-SPI3, Class M2, 4.145% VRN 8/25/48 (b) (f)	402,407	393,717
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2M1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 9/25/39 (b)	66,890	66,772
Series 2020-R02, Class 2M1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 1/25/40 (b)	421,417	413,950
Series 2020-R01, Class 1M1, 1 mo. USD LIBOR + 0.800% 0.985% FRN 1/25/40 (b)	569,945	566,033
Series 2018-C01, Class 1ED2, 1.035% FRN 7/25/30 (f)	1,040,949	1,015,061
Series 2018-C02, Class 2EB2, 1.085% FRN 8/25/30 (f)	345,000	330,242
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.285% FRN 11/25/29	897,736	874,495
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.535% FRN 9/25/29	851,291	825,220
Series 2017-C06, Class 1M2B, 2.835% FRN 2/25/30 (f)	520,000	518,830
		8,926,822

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $91,477,159)		94,133,475

U.S. Treasury Obligations — 12.7%
U.S. Treasury Bonds & Notes — 12.7%
U.S. Treasury Bond 2.375% 11/15/49	5,100,000	6,299,049
3.000% 2/15/49	1,875,600	2,589,717
U.S. Treasury Note 0.125% 5/15/23	16,280,000	16,257,573
0.250% 5/31/25	17,000,000	16,977,460
1.375% 10/15/22	9,750,000	10,018,117
1.500% 9/15/22	3,520,000	3,623,969
1.500% 1/15/23 (j)	15,365,000	15,881,985
1.500% 2/15/30	3,500,000	3,783,811
1.625% 11/15/22	6,985,000	7,226,050
1.625% 12/15/22	4,630,000	4,795,933
		87,453,664

TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,516,993)		87,453,664

TOTAL BONDS & NOTES (Cost $631,870,138)		647,038,775

TOTAL PURCHASED OPTIONS (Cost $48,293)		11,179

TOTAL LONG-TERM INVESTMENTS (Cost $631,918,431)		647,049,954

Short-Term Investments — 10.4%
Commercial Paper — 0.4%
Electricite de France S.A. 0.406% 8/03/20 (b)	1,530,000	1,529,671
ENI Finance USA, Inc. 1.860% , 7/22/20 (b)	425,000	424,803
1.911% , 7/21/20 (b)	420,000	419,814
		2,374,288

	Number of Shares
Mutual Fund — 6.5%
T. Rowe Price Government Reserve Investment Fund	44,834,376	44,834,376

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (k)	$4,925,855	4,925,855
U.S. Treasury Bill — 2.8%
Japan Treasury Discount Bill 0.000% 8/17/20 JPY (c)	2,065,450,000	19,132,839

TOTAL SHORT-TERM INVESTMENTS (Cost $71,056,487)		71,267,358

TOTAL INVESTMENTS — 104.6% (Cost $702,974,918) (l)		718,317,312

Other Assets/(Liabilities) — (4.6)%		(31,264,038)

NET ASSETS — 100.0%		$687,053,274

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
BPSW	British pound sterling LIBOR
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
EUAMDB05	5 year Euribor ICE Swap Rate
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
IO	Interest Only
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
OAT	Obligations Assimilables du Tresor
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2020 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $228,362,511 or 33.24% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Security is perpetual and has no stated maturity date.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $2,859,080 or 0.42% of net assets.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(h)	Investment was valued using significant unobservable inputs.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2020, these securities amounted to a value of $99,991 or 0.01% of net assets.
(j)	A portion of this security is pledged/held as collateral for open derivatives.
(k)	Maturity value of $4,925,855. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $5,024,482.
(l)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
EUR Call USD Put	HSBC Bank USA	7/31/20	1.15	1,652,893	EUR	1,652,893	$3,446	$9,167	$(5,721)
USD Call JPY Put	Morgan Stanley & Co. LLC	7/15/20	110.25	1,600,000	USD	1,600,000	378	4,896	(4,518)
USD Call JPY Put	UBS AG	7/10/20	110.45	1,600,000	USD	1,600,000	139	4,304	(4,165)
							$3,963	$18,367	$(14,404)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
U.S. Treasury Note 10 Year Future	7/24/20	135.00	114	USD	15,865,594	$3,563	$21,554	$(17,991)

(#) Credit Default Index Swaptions Purchased

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Sell Protection on 5-Year Credit Default Swap, 6/20/25	Goldman Sachs International	7/15/20	350.00%	Quarterly	5.00%	Quarterly	iTraxx Europe Crossover Series 33	EUR 1,050,000	$3,653	$8,372	$(4,719)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Credit Default Index Swaptions Written

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Buy Protection on 5-Year Credit Default Swap, 6/20/25	Goldman Sachs International	7/15/20	62.50%	Quarterly	1.00%	Quarterly	iTraxx Europe Crossover Series 33	EUR 4,200,000	$(4,167)	$(6,267)	$2,100

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/10/20	INR	91,253,580	USD	1,207,058	$625
Bank of America N.A.	7/17/20	CZK	12,294,048	USD	496,157	22,110
Bank of America N.A.	7/17/20	USD	113,928	RON	515,070	(5,611)
Bank of America N.A.	8/14/20	PLN	1,252,500	USD	298,349	18,278
Bank of America N.A.	9/11/20	MYR	884,000	USD	205,510	241
Bank of America N.A.	10/09/20	USD	1,195,683	INR	91,253,580	(1,311)
Barclays Bank PLC	7/10/20	USD	71,634	IDR	1,025,584,000	(95)
Barclays Bank PLC	7/17/20	RON	733,367	USD	162,714	7,488
Barclays Bank PLC	8/21/20	GBP	14,146	USD	17,475	59
Barclays Bank PLC	8/21/20	USD	316,334	EUR	291,573	(11,605)
Barclays Bank PLC	8/21/20	USD	114,363	GBP	93,768	(1,860)
Barclays Bank PLC	9/11/20	USD	988,919	CLP	796,667,604	18,019
Barclays Bank PLC	9/18/20	USD	676,628	ZAR	11,505,882	18,848
BNP Paribas SA	7/10/20	USD	387,564	KRW	473,371,000	(5,984)
BNP Paribas SA	7/16/20	ILS	2,276,768	USD	639,946	17,541
BNP Paribas SA	7/17/20	RON	4,367,995	USD	974,753	38,984
BNP Paribas SA	7/17/20	MXN	2,747,000	USD	119,034	245
BNP Paribas SA	7/17/20	USD	406,041	RUB	31,573,770	(36,875)
BNP Paribas SA	7/17/20	USD	858,091	RON	3,863,028	(38,451)
BNP Paribas SA	7/17/20	USD	197,364	MXN	4,712,434	(7,258)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	7/22/20	JPY	20,013,000	USD	186,784	$(1,391)
BNP Paribas SA	7/22/20	USD	1,133,220	JPY	121,745,000	5,418
BNP Paribas SA	7/24/20	AUD	1,604,896	USD	1,112,749	(5,069)
BNP Paribas SA	7/24/20	USD	656,579	AUD	1,017,000	(45,342)
BNP Paribas SA	8/21/20	USD	125,886	GBP	102,000	(540)
BNP Paribas SA	9/02/20	USD	285,650	BRL	1,629,261	(13,111)
BNP Paribas SA	9/11/20	USD	1,156,629	CLP	933,338,051	19,167
BNP Paribas SA	9/11/20	USD	2,844,276	MYR	12,443,990	(52,063)
Citibank N.A.	7/10/20	INR	201,671,440	USD	2,647,081	21,913
Citibank N.A.	7/16/20	ILS	2,893,256	USD	818,757	16,759
Citibank N.A.	7/16/20	USD	3,858,138	ILS	13,616,872	(74,153)
Citibank N.A.	7/17/20	CZK	1,826,000	USD	74,047	2,930
Citibank N.A.	7/17/20	MXN	48,609,958	USD	2,009,652	101,077
Citibank N.A.	7/17/20	RON	1,106,106	USD	248,453	8,255
Citibank N.A.	7/17/20	USD	76,268	MXN	1,837,000	(3,498)
Citibank N.A.	7/22/20	USD	19,163,957	JPY	2,068,377,148	3,259
Citibank N.A.	7/24/20	CAD	1,623,000	USD	1,209,813	(14,248)
Citibank N.A.	7/24/20	USD	260,565	AUD	391,695	(9,778)
Citibank N.A.	7/24/20	USD	277,333	NOK	2,939,186	(28,054)
Citibank N.A.	7/24/20	USD	79,215	CAD	110,000	(1,815)
Citibank N.A.	8/21/20	EUR	1,490,122	USD	1,639,232	36,743
Citibank N.A.	8/21/20	USD	2,954,366	GBP	2,360,000	29,206
Citibank N.A.	8/21/20	USD	1,661,300	EUR	1,476,381	781
Citibank N.A.	8/21/20	USD	1,989,474	SEK	19,550,558	(109,902)
Citibank N.A.	9/18/20	USD	1,381,244	SGD	1,924,349	88
Citibank N.A.	10/09/20	USD	1,593,870	INR	121,671,440	(2,122)
Deutsche Bank AG	7/10/20	USD	278,534	KRW	340,803,000	(4,801)
Deutsche Bank AG	7/17/20	CZK	27,693,951	USD	1,114,624	52,843
Deutsche Bank AG	8/21/20	USD	143,337	EUR	131,235	(4,266)
Deutsche Bank AG	9/11/20	USD	288,993	MYR	1,238,566	717
Goldman Sachs International	7/10/20	INR	8,000,000	USD	105,764	111
Goldman Sachs International	7/10/20	USD	2,472,445	IDR	41,813,043,505	(451,933)
Goldman Sachs International	7/10/20	USD	457,814	INR	35,924,651	(17,626)
Goldman Sachs International	7/17/20	RON	329,259	USD	74,409	2,007
Goldman Sachs International	7/17/20	MXN	8,219,000	USD	355,850	1,033
Goldman Sachs International	7/17/20	USD	96,610	MXN	2,356,217	(5,701)
Goldman Sachs International	7/22/20	USD	444,531	JPY	47,491,769	4,584
Goldman Sachs International	7/24/20	AUD	166,557	USD	106,745	8,210
Goldman Sachs International	8/21/20	USD	29,570,126	EUR	27,211,408	(1,035,183)
Goldman Sachs International	9/11/20	THB	37,634,000	USD	1,189,136	28,342
Goldman Sachs International	9/11/20	USD	144,296	THB	4,600,430	(4,530)
HSBC Bank USA	7/10/20	USD	756,867	TWD	22,571,000	(8,162)
HSBC Bank USA	7/10/20	KRW	1,145,456,800	USD	933,337	18,967

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC Bank USA	7/10/20	IDR	2,383,970,000	USD	156,737	$9,996
HSBC Bank USA	7/10/20	TWD	22,571,000	USD	769,816	(4,787)
HSBC Bank USA	7/10/20	USD	4,441,512	INR	348,253,949	(167,407)
HSBC Bank USA	7/10/20	USD	387,564	KRW	473,371,000	(5,984)
HSBC Bank USA	7/17/20	USD	197,466	MXN	4,712,434	(7,156)
HSBC Bank USA	7/22/20	USD	5,770,191	JPY	618,723,363	38,562
HSBC Bank USA	7/24/20	AUD	166,557	USD	106,715	8,240
HSBC Bank USA	7/24/20	USD	4,128,923	CAD	5,801,013	(144,326)
HSBC Bank USA	8/21/20	USD	6,014,097	EUR	5,520,133	(194,526)
HSBC Bank USA	9/11/20	USD	360,824	THB	11,500,980	(11,238)
HSBC Bank USA	9/18/20	USD	163,838	SGD	227,760	369
HSBC Bank USA	10/08/20	USD	778,230	TWD	22,571,000	12,717
HSBC Bank USA	10/09/20	USD	32,272	IDR	473,273,000	(501)
JP Morgan Chase Bank N.A.	7/16/20	USD	133,716	ILS	459,305	1,078
JP Morgan Chase Bank N.A.	7/17/20	RON	156,373	USD	34,678	1,613
JP Morgan Chase Bank N.A.	7/17/20	USD	708,365	RON	3,186,998	(31,282)
JP Morgan Chase Bank N.A.	7/24/20	AUD	2,372,557	USD	1,618,911	18,597
JP Morgan Chase Bank N.A.	7/24/20	USD	2,375,788	AUD	3,404,000	26,388
JP Morgan Chase Bank N.A.	7/24/20	USD	34,443	CAD	47,083	(240)
JP Morgan Chase Bank N.A.	8/14/20	PLN	417,500	USD	99,347	6,195
JP Morgan Chase Bank N.A.	8/21/20	SEK	66,000	USD	6,717	370
JP Morgan Chase Bank N.A.	8/21/20	USD	1,424,602	EUR	1,280,850	(16,000)
JP Morgan Chase Bank N.A.	9/02/20	USD	284,096	BRL	1,629,261	(14,665)
JP Morgan Chase Bank N.A.	9/11/20	USD	94,230	MYR	404,266	137
JP Morgan Chase Bank N.A.	9/18/20	ZAR	803,565	USD	46,161	(222)
Morgan Stanley & Co. LLC	7/10/20	KRW	563,477,455	USD	459,405	9,056
Morgan Stanley & Co. LLC	7/17/20	USD	149,321	RON	676,030	(7,575)
Morgan Stanley & Co. LLC	7/24/20	AUD	166,557	USD	106,593	8,362
Morgan Stanley & Co. LLC	8/21/20	EUR	20,604	USD	23,205	(31)
Morgan Stanley & Co. LLC	8/21/20	USD	1,230,986	EUR	1,126,258	(35,742)
Morgan Stanley & Co. LLC	8/21/20	USD	251,048	GBP	204,314	(2,194)
Morgan Stanley & Co. LLC	9/02/20	USD	141,493	BRL	814,630	(7,888)
Morgan Stanley & Co. LLC	9/11/20	USD	1,249,081	CLP	957,233,000	82,499
Morgan Stanley & Co. LLC	9/11/20	USD	429,606	THB	13,716,016	(14,114)
Morgan Stanley & Co. LLC	10/08/20	USD	7,051	KRW	8,434,255	34
UBS AG	7/10/20	USD	368,594	KRW	452,596,000	(7,683)
UBS AG	7/16/20	USD	60,085	ILS	208,000	19
UBS AG	7/17/20	USD	385,494	CZK	9,620,000	(20,046)
UBS AG	7/17/20	MXN	9,377,000	USD	379,873	27,292
UBS AG	7/17/20	RON	6,746,027	USD	1,508,704	56,935
UBS AG	7/17/20	USD	352,932	MXN	8,405,048	(12,030)
UBS AG	7/17/20	CZK	20,400,001	USD	824,174	35,808
UBS AG	7/17/20	USD	57,390	RUB	4,094,000	(41)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	7/17/20	USD	1,147,051	RON	5,198,000	$(59,316)
UBS AG	7/22/20	USD	10,827,027	JPY	1,174,211,149	(50,440)
UBS AG	7/24/20	USD	1,179,887	AUD	1,825,000	(79,706)
UBS AG	7/24/20	AUD	847,104	USD	586,002	(1,341)
UBS AG	8/21/20	USD	5,546,474	GBP	4,486,510	(14,441)
UBS AG	8/21/20	USD	28,151,958	EUR	24,832,398	222,380
UBS AG	9/02/20	USD	236,429	BRL	1,357,717	(12,537)
UBS AG	9/11/20	USD	180,645	CLP	145,589,000	3,216
						$(1,851,086)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	9/08/20	13	$2,037,029	$64,410
Euro-Bund	9/08/20	8	1,567,515	19,046
Euro-OAT	9/08/20	25	4,635,774	73,094
Korea 10 Year Bond	9/15/20	45	5,002,310	(6,051)
Korea 3 Year Bond	9/15/20	165	15,373,973	(4,974)
Canada 10 Year Bond	9/21/20	9	1,018,819	907
U.S. Treasury Long Bond	9/21/20	119	21,202,310	46,628
U.S. Treasury Note 10 Year	9/21/20	185	25,689,089	57,708
U.S. Treasury Ultra Bond	9/21/20	91	19,867,107	(14,888)
UK Long Gilt	9/28/20	8	1,362,463	1,935
U.S. Treasury Note 2 Year	9/30/20	266	58,701,122	39,160
U.S. Treasury Note 5 Year	9/30/20	177	22,161,854	94,513
				$371,488
Short
Euro-Buxl 30 Year Bond	9/08/20	3	(716,936)	(24,439)
Euro-Schatz	9/08/20	34	(4,279,853)	(3,781)
U.S. Treasury Ultra 10 Year	9/21/20	271	(42,349,673)	(328,593)
				$(356,813)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swap - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 32†	5.000%	Quarterly	12/20/24	NR	EUR	1,220,000	$65,928	$89,668	$(23,740)
iTraxx Europe Financials SB Series 33†	1.000%	Quarterly	6/20/25	NR	EUR	700,000	(25,344)	(51,282)	25,938
iTraxx Europe Crossover Series 33†	5.000%	Quarterly	6/20/25	NR	EUR	1,050,000	60,234	55,646	4,588
CDX.NA.HY Series 34†	5.000%	Quarterly	6/20/25	NR	USD	2,470,000	(17,495)	(28,282)	10,787
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	NR	USD	57,565,000	664,604	48,311	616,293
							$747,927	$114,061	$633,866

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Boeing Co.	1.000%	Quarterly	Bank of America N.A.	Baa2*	12/20/21	USD	1,375,000	$(26,681)	$14,177	$(40,858)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	6/20/22	USD	260,000	1,417	(7,203)	8,620
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	151,000	(2,398)	(4,578)	2,180
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	303,000	(4,812)	(9,187)	4,375
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	152,000	(2,414)	(10,490)	8,076
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/29	USD	225,000	(17,129)	(11,045)	(6,084)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/29	USD	225,000	(17,128)	(11,239)	(5,889)
General Electric Co.	1.000%	Quarterly	Barclays Bank PLC	Baa1*	12/20/20	USD	210,000	244	1,140	(896)
General Electric Co.	1.000%	Quarterly	Barclays Bank PLC	Baa1*	12/20/20	USD	385,000	447	2,193	(1,746)
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	12/20/20	USD	160,000	519	(5,973)	6,492
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	12/20/21	USD	160,000	870	(10,870)	11,740

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	135,000	(1,239)	(8,192)	6,953
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	67,500	(619)	(3,879)	3,260
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	67,500	(619)	(3,879)	3,260
Devon Energy Corp	1.000%	Quarterly	Barclays Bank PLC	BBB*	12/20/24	USD	50,000	(1,092)	24	(1,116)
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	12/20/24	USD	450,000	(7,146)	(2,504)	(4,642)
Colombia Government	1.000%	Quarterly	Barclays Bank PLC	Baa2*	6/20/25	USD	1,260,000	(35,290)	(129,967)	94,677
Colombia Government	1.000%	Quarterly	Barclays Bank PLC	Baa2*	6/20/25	USD	840,000	(23,527)	(54,552)	31,025
Republic of Chile	1.000%	Quarterly	Barclays Bank PLC	A+*	6/20/25	USD	730,000	5,007	(12,714)	17,721
Republic of Chile	1.000%	Quarterly	Barclays Bank PLC	A+*	6/20/25	USD	1,025,000	7,031	2,677	4,354
Republic of Indonesia	1.000%	Quarterly	Barclays Bank PLC	Baa2*	6/20/25	USD	581,626	(8,918)	(35,734)	26,816
Republic of Indonesia	1.000%	Quarterly	Barclays Bank PLC	Baa2*	6/20/25	USD	659,195	(10,106)	(30,786)	20,680
Republic of Indonesia	1.000%	Quarterly	Barclays Bank PLC	Baa2*	6/20/25	USD	836,655	(12,827)	(36,179)	23,352
Republic of Chile	1.000%	Quarterly	BNP Paribas SA	A+*	6/20/25	USD	1,050,000	7,202	(11,995)	19,197
Devon Energy Corp	1.000%	Quarterly	Citibank N.A.	BBB*	12/20/24	USD	105,000	(2,294)	(551)	(1,743)
Colombia Government	1.000%	Quarterly	Citibank N.A.	Baa2*	6/20/25	USD	50,000	(1,401)	(3,133)	1,732
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB*	6/20/25	USD	150,000	(3,363)	(9,034)	5,671
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB*	6/20/25	USD	75,000	(1,681)	(4,350)	2,669
General Electric Co.	1.000%	Quarterly	Goldman Sachs International	Baa1*	12/20/20	USD	295,000	342	1,629	(1,287)
General Electric Co.	1.000%	Quarterly	Goldman Sachs International	Baa1*	12/20/20	USD	190,000	220	1,046	(826)
Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International	Baa2*	6/20/25	USD	581,627	(8,917)	(23,806)	14,889
Republic of Indonesia	1.000%		Goldman Sachs International	Baa2*	6/20/25	USD	1,278,537	(19,603)	(69,905)	50,302
Republic of Indonesia	1.000%	Quarterly	HSBC Bank USA	Baa2*	6/20/25	USD	290,414	(4,452)	(17,195)	12,743
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.	A+*	6/20/24	EUR	100,000	1,338	1,278	60

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Devon Energy Corp	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/24	USD	65,000	(1,420)	(403)	(1,017)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB*	12/20/24	USD	134,000	(2,128)	(993)	(1,135)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB*	6/20/25	USD	94,000	(2,107)	(4,498)	2,391
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	Baa2*	6/20/25	USD	1,967,504	(30,165)	(119,449)	89,284
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	Baa2*	6/20/25	USD	663,678	(10,175)	(27,776)	17,601
Republic of Indonesia	1.000%	Quarterly	Morgan Stanley & Co. LLC	Baa2*	6/20/25	USD	1,505,129	(23,076)	(63,003)	39,927
								$(258,090)	$(720,898)	$462,808

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month PRIBOR	Semi-Annually	Fixed 2.208%	Annually	2/13/22	CZK	78,554,000	$93,095	$—	$93,095
6-Month PRIBOR	Semi-Annually	Fixed 2.223%	Annually	2/14/22	CZK	157,109,000	187,785	—	187,785
6-Month PRIBOR	Semi-Annually	Fixed 2.238%	Annually	2/19/22	CZK	71,068,000	85,606	—	85,606
6-Month PRIBOR	Semi-Annually	Fixed 2.245%	Annually	2/20/22	CZK	71,067,000	85,963	—	85,963
6-Month PRIBOR	Semi-Annually	Fixed 2.235%	Annually	2/20/22	CZK	45,978,000	55,293	—	55,293
6-Month PRIBOR	Semi-Annually	Fixed 2.230%	Annually	2/21/22	CZK	75,130,000	90,073	—	90,073
Fixed 1.600%	Annually	6-Month PRIBOR	Semi-Annually	2/13/30	CZK	6,496,000	(23,935)	—	(23,935)
Fixed 1.678%	Annually	6-Month PRIBOR	Semi-Annually	2/14/30	CZK	26,241,000	(104,771)	—	(104,771)
Fixed 1.705%	Annually	6-Month PRIBOR	Semi-Annually	2/19/30	CZK	11,855,000	(48,539)	—	(48,539)
Fixed 1.690%	Annually	6-Month PRIBOR	Semi-Annually	2/20/30	CZK	11,856,000	(47,811)	—	(47,811)
Fixed 1.710%	Annually	6-Month PRIBOR	Semi-Annually	2/20/30	CZK	11,855,000	(48,756)	—	(48,756)
Fixed 1.693%	Annually	6-Month PRIBOR	Semi-Annually	2/21/30	CZK	12,384,000	(50,043)	—	(50,043)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 5.499%	Monthly	5/04/27	MXN	15,000,000	11,202	—	11,202
Fixed 2.620%	Annually	6-Month WIBOR	Semi-Annually	2/20/23	PLN	3,700,000	(54,417)	—	(54,417)
Fixed 2.440%	Annually	6-Month WIBOR	Semi-Annually	3/12/23	PLN	230,000	(3,112)	—	(3,112)
Fixed 2.350%	Annually	6-Month WIBOR	Semi-Annually	4/06/23	PLN	700,000	(9,376)	—	(9,376)
Fixed 2.305%	Annually	6-Month WIBOR	Semi-Annually	4/20/23	PLN	500,000	(6,760)	—	(6,760)
Fixed 2.430%	Annually	6-Month WIBOR	Semi-Annually	5/07/23	PLN	1,000,000	(14,588)	—	(14,588)
Fixed 2.518%	Annually	6-Month WIBOR	Semi-Annually	5/18/23	PLN	900,000	(13,803)	—	(13,803)
Fixed 2.395%	Annually	6-Month WIBOR	Semi-Annually	8/23/23	PLN	1,400,000	(21,642)	—	(21,642)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	(47,138)	—	(47,138)
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	(3,994)	—	(3,994)
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	(8,371)	—	(8,371)
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	(13,227)	—	(13,227)
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	(33,364)	—	(33,364)
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	(17,613)	—	(17,613)
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	(25,027)	—	(25,027)
Fixed 1.820%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(7,086)	—	(7,086)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,461	(6,941)	—	(6,941)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(6,940)	—	(6,940)
Fixed 1.803%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	(6,959)	—	(6,959)
Fixed 1.800%	Annually	6-Month WIBOR	Semi-Annually	11/06/29	PLN	317,460	(6,941)	—	(6,941)
Fixed 1.860%	Annually	6-Month WIBOR	Semi-Annually	11/07/29	PLN	312,699	(7,263)	—	(7,263)
Fixed 1.710%	Annually	6-Month WIBOR	Semi-Annually	12/19/29	PLN	2,500,000	(50,670)	—	(50,670)
							$(80,070)	$—	$(80,070)

*	Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PLN	Polish Zloty

RON	New Romanian Leu

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	Taiwan Dollar

USD	U.S. Dollar

ZAR	South African Rand

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 96.0%

Corporate Debt — 35.5%
Argentina — 0.7%
IRSA Propiedades Comerciales SA
8.750% 3/23/23 (a)	$240,000	$171,408
Tarjeta Naranja SA BADLAR + 3.500%
26.875% FRN 4/11/22 (a)	184,191	13,650
YPF SA
8.500% 3/23/21 (a)	265,000	223,991
8.500% 7/28/25 (a)	200,000	148,500
8.750% 4/04/24 (a)	220,000	177,210
		734,759
Australia — 0.7%
CNOOC Curtis Funding No 1 Pty Ltd.
4.500% 10/03/23 (a)	700,000	768,343
Austria — 0.3%
Suzano Austria GmbH
6.000% 1/15/29	250,000	269,690
Brazil — 1.1%
Banco do Brasil SA
10 year CMT + 4.398% 6.250% VRN (a) (b)	250,000	218,440
10 year CMT + 6.362% 9.000% VRN (a) (b)	750,000	772,500
Itau Unibanco Holding SA 5 year CMT + 3.981%
6.125% VRN (a) (b)	200,000	186,250
		1,177,190
British Virgin Islands — 1.0%
State Grid Overseas Investment Ltd.
2.875% 5/18/26 (a)	200,000	215,033
3.500% 5/04/27 (a)	200,000	221,094
4.375% 5/22/43 (a)	500,000	642,410
		1,078,537
Canada — 0.2%
MEGlobal Canada ULC
5.875% 5/18/30 (a)	200,000	225,734
Cayman Islands — 2.6%
AC Energy Finance International Ltd.
5.650% (a)(b)	222,000	223,110
China Evergrande Group
9.500% 4/11/22 (a)	250,000	234,675
CIFI Holdings Group Co. Ltd.
6.000% 7/16/25	200,000	196,960
Cosan Overseas Ltd.
8.250% (a)(b)	100,000	100,126
Country Garden Holdings Co. Ltd.
4.750% 1/17/23 (a)	200,000	203,000
8.000% 1/27/24 (a)	200,000	215,978
CSN Islands XI Corp.
6.750% 1/28/28 (a)	200,000	171,250
Health & Happiness H&H International Holdings Ltd.
5.625% 10/24/24 (a)	200,000	204,469
Kaisa Group Holdings Ltd.
8.500% 6/30/22 (a)	200,000	197,743
KSA Sukuk Ltd.
2.969% 10/29/29 (a)	310,000	325,272
Lima Metro Line 2 Finance Ltd.
5.875% 7/05/34 (a)	107,663	126,934
Metropolitan Light Co. Ltd.
5.500% 11/21/22 (a)	200,000	201,965
Times China Hldg Ltd.
6.750% 7/08/25 (a) (c)	350,000	350,000
		2,751,482
Chile — 0.9%
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (a)	200,000	203,750
Corp. Nacional del Cobre de Chile
3.700% 1/30/50 (a)	330,000	337,340
3.750% 1/15/31 (a)	200,000	217,976
Empresa de Transporte de Pasajeros Metro SA
4.700% 5/07/50 (a)	200,000	229,380
		988,446
Hong Kong — 0.7%
CNAC HK Finbridge Co. Ltd.
4.625% 3/14/23 (a)	700,000	742,945
Indonesia — 4.0%
Hutama Karya Persero PT
3.750% 5/11/30 (a)	200,000	209,013
Indonesia Asahan Aluminium Persero PT
5.450% 5/15/30 (a)	200,000	223,040
Pertamina Persero PT
5.625% 5/20/43 (a)	1,400,000	1,614,722
6.000% 5/03/42 (a)	400,000	473,932
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.875% 7/17/29 (a)	545,000	568,707
4.000% 6/30/50 (a)	200,000	195,030
4.125% 5/15/27 (a)	200,000	210,500
4.875% 7/17/49 (a)	200,000	217,500
5.250% 10/24/42 (a)	200,000	226,000
6.250% 1/25/49 (a)	200,000	251,500
		4,189,944
Ireland — 0.3%
GTLK Europe DAC
5.125% 5/31/24 (a)	300,000	311,610

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Israel — 1.0%
Israel Chemicals Ltd.
6.375% 5/31/38 (a)	$200,000	$237,236
6.375% 5/31/38 (a)	150,000	177,927
Israel Electric Corp. Ltd.
4.250% 8/14/28 (a)	200,000	225,952
4.250% 8/14/28 (a)	400,000	451,904
		1,093,019
Jamaica — 0.1%
TransJamaican Highway Ltd.
5.750% 10/10/36 (a)	150,000	144,000
Kazakhstan — 0.4%
KazMunayGas National Co. JSC
6.375% 10/24/48 (a)	370,000	465,297
Luxembourg — 0.5%
ALROSA Finance SA
4.650% 4/09/24 (a)	300,000	319,536
CSN Resources SA
7.625% 2/13/23 (a)	200,000	186,000
		505,536
Mauritius — 0.2%
HTA Group Ltd/Mauritius
7.000% 12/18/25 (a)	200,000	202,272
Mexico — 11.8%
Axtel SAB de CV
6.375% 11/14/24 (a)	200,000	207,704
Banco Mercantil del Norte SA/Grand Cayman 5 year CMT + 4.967%
6.750% VRN (a) (b)	200,000	189,112
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% 4/17/25 (a)	285,000	311,904
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (a)	400,000	372,276
Cemex SAB de CV
5.450% 11/19/29 (a)	200,000	184,740
Cometa Energia SA de CV
6.375% 4/24/35 (a)	380,000	395,580
Mexico City Airport Trust
5.500% 7/31/47 (a)	2,642,000	2,338,170
5.500% 7/31/47 (a)	350,000	309,750
Petroleos Mexicanos
4.500% 1/23/26	500,000	436,250
5.350% 2/12/28	200,000	168,000
5.500% 6/27/44	2,100,000	1,481,655
5.625% 1/23/46	1,620,000	1,150,443
6.500% 3/13/27	600,000	541,512
6.500% 6/02/41	2,935,000	2,244,394
6.750% 9/21/47	1,950,000	1,499,258
6.840% 1/23/30 (a)	245,000	215,661
6.950% 1/28/60 (a)	150,000	115,311
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (a)	300,000	282,063
		12,443,783
Netherlands — 3.9%
Embraer Netherlands Finance BV
5.050% 6/15/25	300,000	265,650
Mong Duong Finance Holdings BV
5.125% 5/07/29 (a)	250,000	250,828
Petrobras Global Finance BV
7.375% 1/17/27	760,000	846,473
8.750% 5/23/26	2,335,000	2,755,300
		4,118,251
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA
5.625% 5/18/36 (a)	200,000	214,500
Paraguay — 0.2%
Telfon Celuar Del Paragu SA
5.875% 4/15/27 (a)	200,000	208,000
Peru — 0.4%
Consorcio Transmantaro SA
4.700% 4/16/34 (a)	200,000	222,750
Peru LNG SRL
5.375% 3/22/30 (a)	200,000	157,250
		380,000
Philippines — 0.4%
International Container Terminal Services, Inc.
4.750% 6/17/30 (a)	400,000	406,421
Saudi Arabia — 1.4%
Saudi Arabian Oil Co.
3.500% 4/16/29 (a)	550,000	593,307
4.250% 4/16/39 (a)	800,000	889,953
		1,483,260
Sri Lanka — 0.2%
SriLankan Airlines Ltd.
7.000% 6/25/24 (a)	300,000	180,000
Thailand — 0.2%
Thaioil Treasury Center Co. Ltd.
3.500% 10/17/49 (a)	200,000	192,861
Turkey — 0.6%
Turk Telekomunikasyon AS
4.875% 6/19/24 (a)	450,000	443,351
Turkiye Sise ve Cam Fabrikalari AS
6.950% 3/14/26 (a)	200,000	205,877
		649,228

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Arab Emirates — 0.6%
ADES International Holding PLC
8.625% 4/24/24 (a)	$200,000	$185,240
Emirates NBD Bank PJSC 6 year USD Swap + 3.656%
6.125% VRN (a) (b)	200,000	199,000
Ruwais Power Co. PJSC
6.000% 8/31/36 (a)	200,000	246,702
		630,942
United Kingdom — 0.4%
Ukraine Railways Via Rail Capital Markets PLC
8.250% 7/09/24 (a)	400,000	392,000
United States — 0.2%
MercadoLibre, Inc.
2.000% 8/15/28	70,000	160,161
Venezuela — 0.3%
Petroleos de Venezuela SA
5.375% 4/12/27 (a)(d)	900,000	21,600
6.000% 5/16/24 (a)(d)	2,400,000	57,600
6.000% 11/15/26 (a)(d)	1,750,000	42,000
8.500% 10/27/20 (a)(d)	250,000	22,500
9.000% 11/17/21 (a)(d)	4,990,000	119,760
9.750% 5/17/35 (a)(d)	150,000	3,750
12.750% 2/17/22 (a)(d)	1,500,000	36,000
		303,210

TOTAL CORPORATE DEBT (Cost $40,175,961)		37,411,421

Sovereign Debt Obligations — 60.4%
Albania — 0.3%
Albania Government International Bond
3.500% 6/16/27 EUR (a) (e)	250,000	279,119
Angola — 0.3%
Angolan Government International Bond
8.250% 5/09/28 (a)	200,000	164,000
9.125% 11/26/49 (a)	200,000	161,600
		325,600
Argentina — 3.8%
Argentine Republic Government International Bond
1.000% 12/15/35	845,000	10,055
3.750% 12/31/38 (d)	375,000	146,250
4.625% 1/11/23 (d)	1,185,000	491,787
5.875% 1/11/28 (d)	790,000	313,630
7.125% 7/06/36 (d)	300,000	117,003
7.125% 6/28/17 (d)	310,000	119,660
7.500% 4/22/26 (d)	4,010,000	1,612,020
7.625% 4/22/46	500,000	193,505
8.280% 12/31/33	1,577,293	697,952
8.280% 12/31/33 (d)	574,836	254,365
		3,956,227
Bahamas — 1.3%
Bahamas Government International Bond
6.000% 11/21/28 (a)	1,600,000	1,400,000
Bahrain — 1.3%
Bahrain Government International Bond
7.000% 10/12/28 (a)	400,000	445,455
7.375% 5/14/30 (a)	600,000	682,020
7.500% 9/20/47 (a)	200,000	222,874
		1,350,349
Barbados — 0.1%
Barbados Government International Bond
6.500% 10/01/29 (a)	100,000	90,210
Bermuda — 0.6%
Bermuda Government International Bond
4.750% 2/15/29 (a)	600,000	675,600
Brazil — 2.4%
Brazilian Government International Bond
2.625% 1/05/23	400,000	408,000
4.625% 1/13/28	850,000	888,683
5.000% 1/27/45	990,000	950,400
5.625% 1/07/41	250,000	259,375
		2,506,458
Colombia — 1.8%
Colombia Government International Bond
4.000% 2/26/24	400,000	421,524
4.000% 2/26/24	150,000	158,071
4.125% 5/15/51	200,000	201,000
4.500% 1/28/26	200,000	216,502
4.500% 3/15/29	200,000	219,700
5.625% 2/26/44	600,000	720,000
		1,936,797
Costa Rica — 0.5%
Costa Rica Government International Bond
6.125% 2/19/31 (a)	400,000	345,400
6.125% 2/19/31 (a)	200,000	172,700
		518,100
Dominican Republic — 1.7%
Dominican Republic International Bond
6.400% 6/05/49 (a)	150,000	136,875
6.500% 2/15/48 (a)	300,000	276,300
6.850% 1/27/45 (a)	1,000,000	956,000
6.875% 1/29/26 (a)	350,000	366,800
		1,735,975
Ecuador — 1.5%
Ecuador Government International Bond
7.775% STEP 1/23/28 (a) (d)	1,300,000	533,013
7.950% 6/20/24 (a)	1,600,000	784,016

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.750% 6/02/23 (a)	$200,000	$91,200
8.875% 10/23/27 (a)	400,000	168,000
		1,576,229
Egypt — 2.8%
Egypt Government International Bond
6.588% 2/21/28 (a)	300,000	295,639
7.600% 3/01/29 (a)	200,000	203,500
7.600% 3/01/29 (a)	200,000	203,500
7.903% 2/21/48 (a)	400,000	369,075
8.500% 1/31/47 (a)	550,000	536,250
8.500% 1/31/47 (a)	1,200,000	1,170,000
8.875% 5/29/50 (a)	200,000	197,332
		2,975,296
El Salvador — 1.4%
El Salvador Government International Bond
5.875% 1/30/25 (a)	500,000	438,750
7.650% 6/15/35 (a)	250,000	216,875
8.625% 2/28/29 (a)	900,000	859,509
		1,515,134
Ghana — 2.8%
Ghana Government International Bond
6.375% 2/11/27 (a)	1,500,000	1,400,625
8.125% 1/18/26 (a)	800,000	810,080
8.125% 1/18/26 (a)	600,000	607,560
8.750% 3/11/61 (a)	200,000	180,600
		2,998,865
Guatemala — 0.2%
Guatemala Government Bond
6.125% 6/01/50 (a)	205,000	237,082
India — 0.5%
Export Import Bank of India
3.250% 1/15/30 (a)	300,000	296,294
3.375% 8/05/26 (a)	200,000	205,568
		501,862
Indonesia — 6.3%
Indonesia Government International Bond
4.625% 4/15/43 (a)	950,000	1,087,693
4.750% 2/11/29	205,000	237,498
Indonesia Treasury Bond
9.000% 3/15/29 IDR (e)	3,196,000,000	247,715
Perusahaan Penerbit SBSN Indonesia
3.800% 6/23/50 (a)	200,000	205,600
4.150% 3/29/27 (a)	1,000,000	1,086,720
4.450% 2/20/29 (a)	650,000	727,396
4.550% 3/29/26 (a)	2,750,000	3,039,740
		6,632,362
Ivory Coast — 0.2%
Ivory Coast Government International Bond,
5.750% STEP 12/31/32 (a)	213,750	209,807
Jamaica — 1.9%
Jamaica Government International Bond
6.750% 4/28/28	700,000	786,457
8.000% 3/15/39	500,000	616,500
8.000% 3/15/39	500,000	616,500
		2,019,457
Lebanon — 0.3%
Lebanon Government International Bond
6.000% 1/27/23 (a)(d)	1,550,000	267,375
Mexico — 0.2%
Mexican Bonos
8.500% 5/31/29 MXN (e)	4,700,000	242,044
Mongolia — 1.4%
Development Bank of Mongolia LLC
7.250% 10/23/23 (a)	200,000	192,042
7.250% 10/23/23 (a)	500,000	480,104
Mongolia Government International Bond
5.625% 5/01/23 (a)	400,000	399,500
8.750% 3/09/24 (a)	400,000	427,985
		1,499,631
Nigeria — 1.2%
Nigeria Government International Bond
6.500% 11/28/27 (a)	500,000	474,000
7.143% 2/23/30 (a)	700,000	651,875
7.875% 2/16/32 (a)	200,000	188,048
		1,313,923
Oman — 2.1%
Oman Government International Bond
4.750% 6/15/26 (a)	600,000	554,184
4.750% 6/15/26 (a)	1,050,000	969,822
5.625% 1/17/28 (a)	400,000	372,680
6.500% 3/08/47 (a)	390,000	336,453
		2,233,139
Pakistan — 0.7%
Pakistan Government International Bond
8.250% 4/15/24 (a)	700,000	728,469
Paraguay — 0.9%
Paraguay Government International Bond
4.700% 3/27/27 (a)	200,000	218,502
4.950% 4/28/31 (a)	200,000	223,000
5.400% 3/30/50 (a)	400,000	463,000
		904,502

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Peru — 0.2%
Peruvian Government International Bond
5.400% 8/12/34 PEN (a) (e)	$865,000	$257,327
Qatar — 0.2%
Qatar Government International Bond
4.400% 4/16/50 (a)	200,000	247,540
Russia — 2.3%
Russian Foreign Bond
4.375% 3/21/29 (a)	1,400,000	1,590,750
5.250% 6/23/47 (a)	600,000	792,000
		2,382,750
Saudi Arabia — 2.3%
Saudi Government International Bond
2.750% 2/03/32 (a)	800,000	820,848
3.250% 10/26/26 (a)	450,000	486,005
3.750% 1/21/55 (a)	400,000	407,683
4.500% 4/22/60 (a)	200,000	229,950
5.000% 4/17/49 (a)	400,000	494,368
		2,438,854
Senegal — 1.1%
Senegal Government International Bond
4.750% 3/13/28 EUR (a) (e)	300,000	325,489
6.250% 5/23/33 (a)	200,000	203,516
6.250% 5/23/33 (a)	600,000	610,548
		1,139,553
South Africa — 1.8%
Republic of South Africa Government International Bond
4.850% 9/27/27	1,050,000	1,026,375
5.650% 9/27/47	550,000	477,356
6.250% 3/08/41	400,000	388,000
		1,891,731
Sri Lanka — 2.2%
Sri Lanka Government International Bond
5.750% 1/18/22 (a)	400,000	315,998
5.750% 1/18/22 (a)	500,000	394,998
6.125% 6/03/25 (a)	200,000	133,004
6.125% 6/03/25 (a)	600,000	399,012
6.250% 7/27/21 (a)	600,000	512,996
6.825% 7/18/26 (a)	200,000	131,007
6.825% 7/18/26 (a)	400,000	262,015
6.850% 3/14/24 (a)	200,000	139,001
		2,288,031
Trinidad And Tobago — 0.3%
Trinidad & Tobago Government International Bond
4.500% 6/26/30 (a)	310,000	304,187
Turkey — 4.0%
Turkey Government International Bond
4.250% 4/14/26	1,050,000	955,538
4.875% 10/09/26	1,200,000	1,111,644
4.875% 4/16/43	650,000	500,987
5.125% 2/17/28	300,000	275,753
6.000% 3/25/27	950,000	926,178
6.000% 1/14/41	350,000	301,525
6.875% 3/17/36	125,000	121,514
		4,193,139
Ukrainian Ssr — 4.6%
Ukraine Government International Bond
0.000% VRN 5/31/40 (a)(f)	200,000	184,000
7.750% 9/01/25 (a)	1,300,000	1,354,740
7.750% 9/01/27 (a)	2,050,000	2,126,875
8.994% 2/01/24 (a)	300,000	321,793
9.750% 11/01/28 (a)	200,000	227,775
9.750% 11/01/28 (a)	600,000	683,326
		4,898,509
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
3.125% 4/16/30 (a)	250,000	274,828
Uruguay — 0.3%
Uruguay Government International Bond
4.375% 1/23/31 (c)	70,000	81,813
5.100% 6/18/50	150,000	193,502
		275,315
Uzbekistan — 1.0%
Republic of Uzbekistan Bond
4.750% 2/20/24 (a)	400,000	421,000
5.375% 2/20/29 (a)	200,000	218,084
5.375% 2/20/29 (a)	400,000	436,168
		1,075,252
Venezuela — 0.1%
Venezuela Government International Bond
7.750% 10/13/19 (a)(d)	1,000,000	60,000
9.250% 9/15/27 (d)	300,000	17,250
11.750% 10/21/26 (a)(d)	300,000	17,250
12.750% 8/23/22 (a)(d)	255,000	14,663
		109,163
Vietnam — 1.2%
Vietnam Government International Bond
4.800% 11/19/24 (a)	1,200,000	1,307,980

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $67,369,047)		63,713,771

U.S. Treasury Obligations — 0.1%
United States — 0.1%
U.S. Treasury Note
2.500% 1/31/21 (g)	85,000	86,148

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $86,229)		$86,148

TOTAL BONDS & NOTES (Cost $107,631,237)		101,211,340

TOTAL LONG-TERM INVESTMENTS (Cost $107,631,237)		101,211,340

Short-Term Investments — 2.3%

Number of Shares
Mutual Fund — 1.3%
T. Rowe Price Government Reserve Investment Fund	1,404,065	1,404,065

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20,
0.000% 7/01/20 (h)	$821,932	821,932
Sovereign Debt Obligation — 0.2%
Egypt Treasury Bills
0.000% 9/22/20 EGP (e)	4,500,000	271,307
		271,307

TOTAL SHORT-TERM INVESTMENTS (Cost $2,496,410)		2,497,304

TOTAL INVESTMENTS — 98.3% (Cost $110,127,647) (i)		103,708,644

Other Assets/(Liabilities) — 1.7%		1,748,808

NET ASSETS — 100.0%		$105,457,452

Abbreviation Legend

BADLAR	Argentina Deposit Rate
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $71,585,815 or 67.88% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2020, these securities amounted to a value of $4,267,476 or 4.05% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

 Notes to Portfolio of Investments (Continued)

(g)	A portion of this security is pledged/held as collateral for open derivatives.
(h)	Maturity value of $821,932. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $838,377.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	7/17/20	USD	224,413	TRY	1,623,000	$(11,594)
Barclays Bank PLC	7/17/20	RUB	17,737,000	USD	238,401	10,414
BNP Paribas SA	7/17/20	USD	234,958	RUB	17,737,000	(13,857)
BNP Paribas SA	7/17/20	TRY	1,623,000	USD	225,354	10,653
BNP Paribas SA	9/02/20	USD	147,641	BRL	842,100	(6,776)
Citibank N.A.	8/21/20	EUR	9,613	USD	10,922	(109)
Citibank N.A.	8/21/20	USD	167,948	EUR	149,726	(452)
Credit Suisse International	7/10/20	IDR	3,516,100,000	USD	247,613	(1,699)
Credit Suisse International	9/02/20	BRL	1,322,000	USD	270,400	(27,982)
Goldman Sachs International	7/10/20	USD	200,288	IDR	3,387,178,393	(36,609)
Goldman Sachs International	8/21/20	USD	380,296	EUR	349,960	(13,312)
Goldman Sachs International	9/02/20	BRL	2,807,000	USD	500,955	13,770
Goldman Sachs International	9/02/20	USD	258,029	BRL	1,390,000	3,142
HSBC Bank USA	7/10/20	USD	261,752	IDR	3,768,712,000	(1,829)
HSBC Bank USA	7/17/20	MXN	5,734,000	USD	261,034	(12,054)
HSBC Bank USA	9/02/20	USD	263,893	BRL	1,322,000	21,475
JP Morgan Chase Bank N.A.	7/10/20	USD	272,541	PEN	944,000	6,030
JP Morgan Chase Bank N.A.	7/17/20	USD	242,437	MXN	5,461,855	5,274
JP Morgan Chase Bank N.A.	9/02/20	USD	146,838	BRL	842,100	(7,580)
Morgan Stanley & Co. LLC	9/02/20	USD	73,132	BRL	421,050	(4,078)
UBS AG	9/02/20	USD	122,201	BRL	701,750	(6,481)
						$(73,654)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/21/20	24	$3,332,027	$8,098
U.S. Treasury Note 5 Year	9/30/20	40	5,018,343	11,345
				$19,443

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Ukraine	5.000%	Quarterly	Barclays Bank PLC	Ba2*	6/20/25	USD	82,000	$(1,994)	$(12,945)	$10,951
Republic of Brazil	1.000%	Quarterly	BNP Paribas SA	Ba2*	6/20/25	USD	500,000	(35,253)	(52,658)	17,405
Republic of Brazil	1.000%	Quarterly	BNP Paribas SA	B*	6/20/25	USD	270,000	(19,036)	(20,597)	1,561
								$(56,283)	$(86,200)	$29,917

*	Rating is determined by T. Rowe Price and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian New Sol
RUB	Russian Ruble
TRY	New Turkish Lira
USD	U.S. Dollar

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

June 30, 2020 (Unaudited)
	Number of Shares	Value
Equities — 99.1%

Common Stock — 98.4%
Basic Materials — 2.3%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	1,424	$343,840
DuPont de Nemours, Inc.	57,579	3,059,173
Linde PLC	106,684	22,628,743
PPG Industries, Inc.	39,071	4,143,870
		30,175,626
Forest Products & Paper — 0.3%
International Paper Co.	118,757	4,181,434
		34,357,060
Communications — 18.7%
Internet — 18.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	86,821	18,727,290
Alphabet, Inc. Class A (a)	16,438	23,309,906
Alphabet, Inc. Class C (a)	24,321	34,380,409
Amazon.com, Inc. (a)	32,618	89,987,191
Booking Holdings, Inc. (a)	4,556	7,254,701
E*TRADE Financial Corp.	142,591	7,091,050
Facebook, Inc. Class A (a)	181,040	41,108,753
IAC/InterActiveCorp (a)	19,303	6,242,590
Match Group, Inc. (a) (b)	32,644	3,494,540
Netflix, Inc. (a)	43,673	19,872,962
Snap, Inc. Class A (a)	353,147	8,295,423
Spotify Technology SA (a)	30,800	7,952,252
TD Ameritrade Holding Corp.	21,141	769,110
Tencent Holdings Ltd.	114,300	7,341,924
		275,828,101
Media — 0.3%
The Walt Disney Co.	46,684	5,205,733
Telecommunications — 0.3%
Motorola Solutions, Inc.	28,758	4,029,858
Verizon Communications, Inc.	12,053	664,482
		4,694,340
		285,728,174
Consumer, Cyclical — 5.5%
Auto Manufacturers — 0.8%
Cummins, Inc.	29,070	5,036,668
Ferrari NV	39,970	6,835,270
PACCAR, Inc.	5,381	402,768
		12,274,706
Auto Parts & Equipment — 0.4%
Aptiv PLC	53,462	4,165,759
Magna International, Inc.	53,283	2,372,692
		6,538,451
Entertainment — 0.1%
DraftKings, Inc. Class A (a)	49,569	1,648,665
Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	60,408	4,436,968
Las Vegas Sands Corp.	2,467	112,347
Marriott International, Inc. Class A	44,620	3,825,273
Wynn Resorts Ltd.	48,945	3,645,913
		12,020,501
Retail — 3.4%
CarMax, Inc. (a)	23,582	2,111,768
Carvana Co. (a) (b)	36,815	4,425,163
Chipotle Mexican Grill, Inc. (a)	5,354	5,634,335
Costco Wholesale Corp.	350	106,124
Dollar Tree, Inc. (a)	2,919	270,533
Dollarama, Inc.	52,411	1,743,430
The Home Depot, Inc.	5,515	1,381,563
Lululemon Athletica, Inc. (a)	25,300	7,893,853
McDonald's Corp.	36,931	6,812,662
O'Reilly Automotive, Inc. (a)	6,629	2,795,250
Ross Stores, Inc.	118,376	10,090,370
Target Corp.	5,296	635,149
The TJX Cos., Inc.	35,470	1,793,363
Walmart, Inc.	1,690	202,428
Yum! Brands, Inc.	70,326	6,112,033
		52,008,024
		84,490,347
Consumer, Non-cyclical — 17.6%
Agriculture — 0.5%
Altria Group, Inc.	80,337	3,153,227
Philip Morris International, Inc.	59,982	4,202,339
		7,355,566
Beverages — 0.1%
The Coca-Cola Co.	10,152	453,591
PepsiCo, Inc.	3,984	526,924
		980,515

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.0%
Argenx SE ADR (a)	3,455	$778,170
Incyte Corp. (a)	39,759	4,133,743
Vertex Pharmaceuticals, Inc. (a)	38,923	11,299,736
		16,211,649
Commercial Services — 3.5%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $1,171,890) (a) (c) (d) (e)	208,893	1,466,429
Avalara, Inc. (a)	17,100	2,275,839
Cintas Corp.	20,467	5,451,590
Equifax, Inc.	31,735	5,454,612
Global Payments, Inc.	50,536	8,571,916
PayPal Holdings, Inc. (a)	83,601	14,565,802
S&P Global, Inc.	16,770	5,525,380
TransUnion	98,012	8,530,965
United Rentals, Inc. (a)	9,601	1,430,933
		53,273,466
Cosmetics & Personal Care — 0.0%
Colgate-Palmolive Co.	5,843	428,058
Foods — 0.6%
Mondelez International, Inc. Class A	8,978	459,045
Tyson Foods, Inc. Class A	145,857	8,709,122
		9,168,167
Health Care – Products — 5.4%
Abbott Laboratories	12,510	1,143,789
Alcon, Inc. (a)	63,343	3,629,315
Align Technology, Inc. (a)	3,340	916,630
Boston Scientific Corp. (a)	189,737	6,661,666
Danaher Corp.	146,890	25,974,559
Intuitive Surgical, Inc. (a)	19,493	11,107,696
Medtronic PLC	33,007	3,026,742
Stryker Corp.	80,371	14,482,051
Thermo Fisher Scientific, Inc.	38,522	13,958,061
Zimmer Biomet Holdings, Inc.	15,318	1,828,356
		82,728,865
Health Care – Services — 4.2%
Anthem, Inc.	49,025	12,892,594
Centene Corp. (a)	122,869	7,808,325
Cigna Corp. (a)	53,186	9,980,353
HCA Healthcare, Inc.	104,959	10,187,321
Humana, Inc.	6,200	2,404,050
UnitedHealth Group, Inc.	69,651	20,543,562
		63,816,205
Pharmaceuticals — 2.3%
AbbVie, Inc.	192,188	18,869,018
Bausch Health Cos., Inc. (a)	131,013	2,396,228
Becton Dickinson and Co.	22,533	5,391,471
CVS Health Corp.	51,181	3,325,229
Elanco Animal Health, Inc. (a)	179,296	3,845,899
Eli Lilly and Co.	1,875	307,837
Johnson & Johnson	5,720	804,404
Pfizer, Inc.	15,174	496,190
		35,436,276
		269,398,767
Energy — 2.3%
Oil & Gas — 0.9%
Chevron Corp.	51,193	4,567,951
ConocoPhillips	39,592	1,663,656
EOG Resources, Inc.	38,144	1,932,375
Exxon Mobil Corp.	94,693	4,234,671
Hess Corp.	23,189	1,201,422
		13,600,075
Oil & Gas Services — 0.2%
Halliburton Co.	202,019	2,622,207
Pipelines — 1.2%
Enbridge, Inc.	169,190	5,146,760
TC Energy Corp.	160,592	6,882,973
The Williams Cos., Inc.	356,427	6,779,241
		18,808,974
		35,031,256
Financial — 13.9%
Banks — 3.1%
Bank of America Corp.	744,631	17,684,986
Fifth Third Bancorp	56,102	1,081,646
The Goldman Sachs Group, Inc.	18,700	3,695,494
JP Morgan Chase & Co.	11,664	1,097,116
Morgan Stanley	464,618	22,441,049
The PNC Financial Services Group, Inc.	4,846	509,848
Truist Financial Corp.	14,074	528,479
		47,038,618
Diversified Financial Services — 4.7%
Capital One Financial Corp.	105,799	6,621,959
Cboe Global Markets, Inc.	22,000	2,052,160
The Charles Schwab Corp.	128,665	4,341,157
CME Group, Inc.	23,559	3,829,280
Intercontinental Exchange, Inc.	35,089	3,214,152
Mastercard, Inc. Class A	78,737	23,282,531
Tradeweb Markets, Inc. Class A	26,977	1,568,443
Visa, Inc. Class A	137,077	26,479,164
XP, Inc. (a)	21,495	903,005
		72,291,851
Insurance — 3.9%
American International Group, Inc.	557,838	17,393,389
Chubb Ltd.	109,851	13,909,334

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equitable Holdings, Inc.	392,704	$7,575,260
The Hartford Financial Services Group, Inc.	97,850	3,772,117
Marsh & McLennan Cos., Inc.	80,180	8,608,927
MetLife, Inc.	170,038	6,209,788
Principal Financial Group, Inc.	16,692	693,386
Prudential Financial, Inc.	10,269	625,382
Willis Towers Watson PLC	2,252	443,531
		59,231,114
Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp.	1,934	500,016
Digital Realty Trust, Inc.	8,702	1,236,641
Prologis, Inc.	268,094	25,021,213
Sun Communities, Inc.	34,777	4,718,544
Weyerhaeuser Co.	111,123	2,495,823
		33,972,237
		212,533,820
Industrial — 8.0%
Aerospace & Defense — 0.3%
Teledyne Technologies, Inc. (a)	13,116	4,078,420
Building Materials — 0.0%
Johnson Controls International PLC	15,562	531,287
Electronics — 2.4%
Agilent Technologies, Inc.	51,720	4,570,497
Amphenol Corp. Class A	3,689	353,443
Fortive Corp.	79,661	5,389,863
Honeywell International, Inc.	57,719	8,345,590
Keysight Technologies, Inc. (a)	60,220	6,068,972
Roper Technologies, Inc.	31,593	12,266,298
		36,994,663
Engineering & Construction — 0.3%
Jacobs Engineering Group, Inc.	53,563	4,542,142
Environmental Controls — 0.0%
Waste Connections, Inc.	4,700	440,813
Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	16,322	2,274,960
Machinery – Diversified — 1.2%
Deere & Co.	48,459	7,615,332
Otis Worldwide Corp.	17,773	1,010,573
Rockwell Automation, Inc.	24,084	5,129,892
Westinghouse Air Brake Technologies Corp.	64,212	3,696,685
		17,452,482
Miscellaneous - Manufacturing — 1.6%
General Electric Co.	3,010,530	20,561,920
Parker-Hannifin Corp.	20,672	3,788,557
		24,350,477
Packaging & Containers — 0.7%
Packaging Corp. of America	87,373	8,719,825
WestRock Co.	69,798	1,972,492
		10,692,317
Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	29,435	3,542,208
Norfolk Southern Corp.	26,203	4,600,460
Union Pacific Corp.	44,254	7,482,024
United Parcel Service, Inc. Class B	43,455	4,831,327
		20,456,019
		121,813,580
Technology — 25.6%
Computers — 3.5%
Accenture PLC Class A	1,628	349,564
Apple, Inc.	138,237	50,428,858
Crowdstrike Holdings, Inc. Class A (a)	29,441	2,952,638
		53,731,060
Semiconductors — 7.2%
Advanced Micro Devices, Inc. (a)	105,248	5,537,097
Analog Devices, Inc.	4,507	552,739
Applied Materials, Inc.	258,800	15,644,460
ASML Holding NV	33,212	12,223,012
Broadcom, Inc.	16,471	5,198,412
Intel Corp.	116,380	6,963,015
Marvell Technology Group Ltd.	224,927	7,885,941
Micron Technology, Inc. (a)	160,419	8,264,787
NVIDIA Corp.	33,183	12,606,554
NXP Semiconductor NV	85,490	9,749,280
QUALCOMM, Inc.	175,500	16,007,355
Texas Instruments, Inc.	53,557	6,800,132
Xilinx, Inc.	20,915	2,057,827
		109,490,611
Software — 14.9%
Adobe, Inc. (a)	14,500	6,311,995
Datadog, Inc. Class A (a)	48,200	4,190,990
Epic Games, Inc., (Acquired 6/18/20, Cost $1,520,875) (a) (c) (d) (e)	2,645	1,520,875
Fidelity National Information Services, Inc.	112,282	15,055,893
Fiserv, Inc. (a)	115,696	11,294,244
Intuit, Inc.	40,771	12,075,963
Microsoft Corp.	540,332	109,962,965
MSCI, Inc.	5,112	1,706,488
Paycom Software, Inc. (a)	16,335	5,059,440
salesforce.com, Inc. (a)	98,959	18,537,989
Sea Ltd. (a)	58,300	6,252,092
ServiceNow, Inc. (a)	22,973	9,305,443
Slack Technologies, Inc. Class A (a)	92,759	2,883,877
Snowflake, Inc., Class B (Acquired 3/19/20, Cost $69,933) (a) (c) (d) (e)	1,803	69,902
Splunk, Inc. (a)	48,895	9,715,437
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (a) (c) (d) (e)	18,846	295,694
Synopsys, Inc. (a)	35,802	6,981,390

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Temenos Group AG Registered	24,660	$3,823,435
Workday, Inc. Class A (a)	17,034	3,191,490
		228,235,602
		391,457,273
Utilities — 4.5%
Electric — 4.3%
AES Corp.	34,864	505,179
Ameren Corp.	91,097	6,409,585
American Electric Power Co., Inc.	4,177	332,656
Dominion Energy, Inc.	46,833	3,801,903
Edison International	30,576	1,660,583
Entergy Corp.	60,494	5,674,942
NextEra Energy, Inc.	100,768	24,201,451
Sempra Energy	131,349	15,398,043
The Southern Co.	160,631	8,328,717
		66,313,059
Gas — 0.2%
NiSource, Inc.	101,113	2,299,310
		68,612,369

TOTAL COMMON STOCK (Cost $1,296,688,447)		1,503,422,646

Preferred Stock — 0.7%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.2%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $2,157,599) (a) (c) (d) (e)	200,819	2,157,599
Waymo LLC, Series A- 2 (Acquired 5/08/20, Cost $748,934) (a) (c) (d) (e)	8,722	748,934
		2,906,533
Auto Parts & Equipment — 0.1%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (c) (d) (e)	50,500	921,625
Consumer, Non-cyclical — 0.1%
Auto Manufacturers — 0.0%
Aurora Innovation, Inc., Series B (Acquired 3/01/19, Cost $439,191) (a) (c) (d) (e)	47,530	439,191
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	14,817	788,264
		1,227,455
Industrial — 0.0%
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc. Convertible 5.000%	599	682,267
Technology — 0.1%
Semiconductors — 0.0%
Broadcom, Inc. Convertible 8.000%	333	371,079
Software — 0.1%
DoorDash, Inc., Series G (Acquired 11/12/19, Cost $549,363) (a) (c) (d) (e)	2,896	664,722
DoorDash, Inc., Series H (Acquired 6/17/20, Cost $306,653) (a) (c) (d) (e)	1,336	306,653
UiPath, Inc., Series D-1 (Acquired 4/26/19, Cost $702,388) (a) (c) (d) (e)	17,849	702,388
UiPath, Inc., Series D-2 (Acquired 4/26/19, Cost $117,937) (a) (c) (d) (e)	2,997	117,937
		1,791,700
		2,162,779
Utilities — 0.2%
Electric — 0.2%
Sempra Energy Convertible 6.000%	8,103	791,906
Sempra Energy Convertible 6.750%	2,463	242,014
The Southern Co. Convertible 6.750%	43,060	1,897,224
		2,931,144

TOTAL PREFERRED STOCK (Cost $10,999,225)		10,831,803

TOTAL EQUITIES (Cost $1,307,687,672)		1,514,254,449

	Principal Amount
Bonds & Notes — 0.0%

Corporate Debt — 0.0%
Oil & Gas — 0.0%
Continental Resources, Inc. 4.375% 1/15/28	$465,000	409,303
Occidental Petroleum Corp. 2.600% 8/13/21	125,000	122,161
		531,464

TOTAL CORPORATE DEBT (Cost $297,338)		531,464

TOTAL BONDS & NOTES (Cost $297,338)		531,464

Number of Shares
Mutual Funds — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (f)	4,330,038	4,330,038

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $4,330,038)		$4,330,038

TOTAL LONG-TERM INVESTMENTS (Cost $1,312,315,048)		1,519,115,951

Short-Term Investments — 1.1%
Mutual Fund — 1.0%
T. Rowe Price Government Reserve Investment Fund	15,763,267	15,763,267

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (g)	$1,214,830	1,214,830

TOTAL SHORT-TERM INVESTMENTS (Cost $16,978,097)		16,978,097

TOTAL INVESTMENTS — 100.5% (Cost $1,329,293,145) (h)		1,536,094,048

Other Assets/(Liabilities) — (0.5)%		(7,398,594)

NET ASSETS — 100.0%		$1,528,695,454

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $8,620,682 or 0.56% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,557,961 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $9,411,949 or 0.62% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $9,411,949 or 0.62% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $1,214,830. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $1,239,138.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 96.8%

Corporate Debt — 10.2%
Advertising — 0.0%
The Interpublic Group of Cos., Inc. 3.500% 10/01/20	$40,000	$40,264
Agriculture — 0.5%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	300,000	302,835
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	200,000	200,194
3.750% 7/21/22 (a)	290,000	302,665
		805,694
Auto Manufacturers — 1.3%
Daimler Finance NA LLC 2.700% 8/03/20 (a)	240,000	240,344
Ford Motor Credit Co. LLC 3.200% 1/15/21	200,000	197,000
3.336% 3/18/21	200,000	197,942
3.470% 4/05/21	245,000	241,938
General Motors Co. 4.875% 10/02/23	300,000	319,926
General Motors Financial Co., Inc. 3.200% 7/06/21	220,000	222,435
3.700% 11/24/20	165,000	165,872
Hyundai Capital America 2.450% 6/15/21 (a)	170,000	171,121
3.000% 10/30/20 (a)	60,000	60,274
Nissan Motor Acceptance Corp. 2.150% 9/28/20 (a)	340,000	339,012
3.650% 9/21/21 (a)	130,000	130,312
		2,286,176
Banks — 2.3%
Bank of America Corp. 3 mo. USD LIBOR + .650% 0.946% FRN 10/01/21	270,000	270,210
3 mo. USD LIBOR + .790% 1.117% FRN 3/05/24	145,000	144,524
The Bank of New York Mellon Corp. 3 mo. USD LIBOR + 1.050% 1.810% FRN 10/30/23	145,000	146,765
Barclays Bank PLC 2.650% 1/11/21	470,000	474,652
Citigroup, Inc. 3 mo. USD LIBOR + 1.430% 1.780% FRN 9/01/23	150,000	151,522
Danske Bank A/S 3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (a)	200,000	203,110
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.600% 1.963% FRN 11/29/23	115,000	116,798
3 mo. USD LIBOR + .821% 2.876% VRN 10/31/22	255,000	261,430
Morgan Stanley 3 mo. USD LIBOR + 1.400% 2.420% FRN 10/24/23	30,000	30,363
5.500% 7/24/20	325,000	325,995
NatWest Markets PLC 2.375% 5/21/23 (a)	425,000	435,092
Nordea Bank AB 4.875% 5/13/21 (a)	200,000	206,738
PNC Bank NA 3 mo. USD LIBOR + .450% 1.548% FRN 7/22/22	405,000	405,878
Standard Chartered PLC 3 mo. USD LIBOR + 1.200% 2.744% VRN 9/10/22 (a)	230,000	232,656
SunTrust Bank/Atlanta GA 3 mo. USD LIBOR + .500% 3.525% VRN 10/26/21	225,000	227,123
Swedbank AB 2.650% 3/10/21 (a)	470,000	476,470
Wells Fargo & Co. 3 mo. USD LIBOR + 1.230% 1.990% FRN 10/31/23	40,000	40,289
		4,149,615
Building Materials — 0.1%
Vulcan Materials Co. 3 mo. USD LIBOR + .650% 1.000% FRN 3/01/21	240,000	238,711
Chemicals — 0.4%
CNAC HK Finbridge Co. Ltd. 4.125% 3/14/21 (a)	450,000	455,998
Syngenta Finance NV 3.933% 4/23/21 (a)	200,000	201,947
		657,945
Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. 3.950% 1/19/22 (a)	200,000	202,085
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.450% 12/16/21	350,000	353,477
Air Lease Corp. 3.500% 1/15/22	455,000	459,732
Capital One Bank USA NA SOFR + .616% 2.014% VRN 1/27/23	265,000	268,688
Capital One Financial Corp. 3 mo. USD LIBOR + .950% 1.263% FRN 3/09/22	50,000	49,932
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	285,000	286,847
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	425,000	398,936
Synchrony Financial 2.850% 7/25/22	155,000	157,648
		1,975,260
Electric — 0.5%
Abu Dhabi National Energy Co. PJSC 3.875% 5/06/24 (a)	200,000	215,282

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Consorcio Transmantaro SA 4.375% 5/07/23 (a)	$300,000	$312,003
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.500% 11/22/21 (a)	200,000	208,800
State Grid Overseas Investment 2016 Ltd. 2.125% 5/18/21 (a)	200,000	201,364
		937,449
Engineering & Construction — 0.3%
CSCEC Finance Cayman I Ltd. 2.950% 11/19/20 (a)	250,000	251,111
CSCEC Finance Cayman II Ltd. 2.900% 7/05/22 (a)	200,000	204,162
		455,273
Foods — 0.1%
General Mills, Inc. 3 mo. USD LIBOR + .540% 1.716% FRN 4/16/21	165,000	165,342
Health Care – Services — 0.1%
Anthem, Inc. 2.500% 11/21/20	150,000	151,190
Insurance — 0.3%
AIA Group Ltd. 3 mo. USD LIBOR + .520% 0.826% FRN 9/20/21 (a)	300,000	300,120
Willis Towers Watson PLC 5.750% 3/15/21	315,000	325,062
		625,182
Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 4.375% 11/06/20	345,000	348,056
Mining — 0.1%
Anglo American Capital PLC 3.750% 4/10/22 (a)	250,000	257,151
Oil & Gas — 1.1%
Bharat Petroleum Corp. Ltd. 4.375% 1/24/22 (a)	400,000	406,909
CNOOC Finance 2011 Ltd. 4.250% 1/26/21 (a)	200,000	203,038
Ecopetrol SA 5.875% 9/18/23	475,000	508,250
Pertamina Persero PT 4.300% 5/20/23 (a)	250,000	264,069
Phillips 66 3 mo. USD LIBOR + .600% 0.960% FRN 2/26/21	105,000	104,843
Reliance Holding USA, Inc. 4.500% 10/19/20 (a)	500,000	503,875
		1,990,984
Pharmaceuticals — 0.5%
Becton Dickinson and Co. 3 mo. USD LIBOR + .875% 1.181% FRN 12/29/20	124,000	124,008
Bristol-Myers Squibb Co. 2.875% 8/15/20 (a)	325,000	325,942
Cigna Corp. 4.125% 9/15/20 (a)	250,000	251,752
CVS Health Corp. 3 mo. USD LIBOR + .720% 1.033% FRN 3/09/21	105,000	105,399
3.350% 3/09/21	109,000	111,163
		918,264
Pipelines — 0.3%
Energy Transfer Operating LP 4.250% 3/15/23	582,000	614,818
Real Estate — 0.4%
China Overseas Finance Cayman V Ltd. 3.950% 11/15/22 (a)	225,000	236,232
China Overseas Finance Cayman VII Ltd. 4.250% 4/26/23 (a)	200,000	212,838
Vanke Real Estate Hong Kong Co. Ltd. 4.150% 4/18/23 (a)	250,000	261,765
		710,835
Semiconductors — 0.1%
Microchip Technology, Inc. 3.922% 6/01/21	120,000	122,339
Telecommunications — 0.2%
Axiata SPV2 Bhd 3.466% 11/19/20 (a)	400,000	401,804
Trucking & Leasing — 0.2%
SMBC Aviation Capital Finance DAC 3.000% 7/15/22 (a)	370,000	371,742

TOTAL CORPORATE DEBT (Cost $18,433,420)		18,426,179

Non-U.S. Government Agency Obligations — 10.3%
Automobile ABS — 1.4%
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C 2.410% 7/08/22	86,674	86,898
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.630% 12/20/21 (a)	375,000	375,145
Series 2017-2A, Class A, 2.970% 3/20/24 (a)	310,000	309,961
Series 2019-1A, Class A, 3.450% 3/20/23 (a)	420,000	421,104
Drive Auto Receivables Trust, Series 2020-1, Class C 2.360% 3/16/26	240,000	241,552
Exeter Automobile Receivables Trust, Series 2020-1A, Class B 2.260% 4/15/24 (a)	150,000	150,205
Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3 2.810% 4/15/21 (a)	57,727	57,832
Santander Drive Auto Receivables Trust Series 2017-1, Class C, 2.580% 5/16/22	1,666	1,666
Series 2018-4, Class B, 3.270% 1/17/23	19,561	19,633
Santander Retail Auto Lease Trust Series 2019-C, Class B, 2.170% 11/20/23 (a)	120,000	120,188
Series 2019-C, Class C, 2.390% 11/20/23 (a)	230,000	230,430
Series 2019-B, Class C, 2.770% 8/21/23 (a)	170,000	164,417

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class C, 3.300% 5/22/23 (a)	$280,000	$276,207
		2,455,238
Commercial MBS — 0.5%
BX Commercial Mortgage Trust, Series 2019-IMC, Class C, 1 mo. USD LIBOR + 1.600% 1.785% FRN 4/15/34 (a)	210,000	189,023
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	264,961
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	107,544
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C 3.750% 12/10/36 (a)	295,000	275,651
New Orleans Hotel Trust, Series 2019-HNLA, Class C, 1 mo. USD LIBOR + 1.589% 1.774% FRN 4/15/32 (a)	100,000	89,234
		926,413
Other ABS — 1.9%
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 3 mo. USD LIBOR + 1.050% 1.427% FRN 11/20/28 (a)	250,000	246,078
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280% 9/26/33 (a)	78,228	79,324
CIFC Funding Ltd., Series 2015-4A, Class A1R, 3 mo. USD LIBOR + 1.150% 2.285% FRN 10/20/27 (a)	250,000	247,402
Daimler Trucks Retail Trust, Series 2019-1, Class A3 2.770% 8/15/22 (a)	305,000	306,846
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A 2.730% 4/25/28 (a)	473,020	470,652
Hardee's Funding LLC, Series 2018-1A, Class A2I 4.250% 6/20/48 (a)	93,338	94,869
Hilton Grand Vacations Trust, Series 2014-AA, Class B 2.070% 11/25/26 (a)	42,258	42,186
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (a)	483,023	476,672
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A2R, 3 mo. USD LIBOR + 1.000% 2.219% FRN 7/15/27 (a)	250,000	242,400
OZLM VIII Ltd., Series 2014-8A, Class A1RR, 3 mo. USD LIBOR + 1.170% 2.305% FRN 10/17/29 (a)	248,774	244,676
Sierra Receivables Funding LLC, Series 2019-3A, Class A 2.340% 8/20/36 (a)	119,608	118,208
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (b)	188,387	193,277
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (b)	200,486	210,376
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (a) (b)	162,054	168,239
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (a) (b)	113,229	116,518
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (b)	90,747	96,000
		3,353,723
Student Loans ABS — 0.9%
Navient Private Education Refi Loan Trust Series 2020-CA, Class A1, 1 mo. USD LIBOR + .750% 0.935% FRN 11/15/68 (a)	575,219	573,139
Series 2019-GA, Class A, 2.400% 10/15/68 (a)	426,494	433,926
SMB Private Education Loan Trust Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	213,484	207,524
Series 2017-B, Class A2A, 2.820% 10/15/35 (a)	356,055	365,847
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	123,971	123,019
		1,703,455
WL Collateral CMO — 5.4%
Angel Oak Mortgage Trust, Series 2019-2, Class A1, 3.628% VRN 3/25/49 (a) (b)	135,967	138,888
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.720% VRN 7/25/49 (a) (b)	187,181	189,506
COLT Mortgage Loan Trust Series 2019-2, Class A1, 3.337% VRN 5/25/49 (a) (b)	98,255	100,231
Series 2018-3, Class A2, 3.763% VRN 10/26/48 (a) (b)	79,223	79,826
Series 2018-3, Class A3, 3.865% VRN 10/26/48 (a) (b)	75,778	75,188
Deephaven Residential Mortgage Trust Series 2019-3A, Class A1, 2.964% VRN 7/25/59 (a) (b)	423,763	430,362
Series 2019-2A, Class A1, 3.558% VRN 4/25/59 (a) (b)	92,405	93,867
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.739% VRN 11/25/59 (a) (b)	317,561	320,326
FWD Securitization Trust, Series 2020-INV1, Class A3, 2.440% VRN 1/25/50 (a) (b)	198,436	196,853
Galton Funding Mortgage Trust Series 2020-H1, Class A3, 2.617% VRN 1/25/60 (a) (b)	149,835	148,917
Series 2018-1, Class A33, 3.500% VRN 11/25/57 (a) (b)	328,924	336,472
Series 2019-2, Class A42, 3.500% VRN 6/25/59 (a) (b)	178,055	176,865
Series 2018-2, Class A31, 4.500% VRN 10/25/58 (a) (b)	188,919	195,618
GMRF Mortgage Acquisition Co., Series 2019-1, Class A42, 4.000% VRN 2/25/59 (a) (b)	65,728	65,784
Homeward Opportunities Fund I Trust Series 2019-2, Class A3, 3.007% VRN 9/25/59 (a) (b)	370,948	367,893
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (a) (b)	137,286	136,154
Series 2018-1, Class A1, 3.766% VRN 6/25/48 (a) (b)	141,122	144,490
JP Morgan Mortgage Trust Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (a) (b)	97,168	99,639
Series 2020-LTV1, Class A4, 3.500% VRN 6/25/50 (a) (b)	475,629	480,385
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750% VRN 3/25/57 (a) (b)	186,321	200,875
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (a) (b)	207,144	206,664
Series 2019-NQM5, Class A3, 3.065% VRN 11/25/59 (a) (b)	154,970	154,615
Series 2019-NQM2, Class A1, 3.600% VRN 4/25/49 (a) (b)	108,671	111,254
Onslow Bay Financial LLC Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 2/25/60 (a)	92,568	91,968
Series 2019-EXP3, Class 2A1, 1 mo. USD LIBOR + .900% 1.085% FRN 10/25/59 (a)	203,444	203,131
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (a) (b)	327,541	332,832
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (b)	204,483	207,730
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (b)	269,167	277,393
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (b)	67,802	69,683
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (b)	76,019	77,168
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (b)	58,666	59,693
SG Residential Mortgage Trust, Series 2019-3, Class A3, 3.082% VRN 9/25/59 (a) (b)	130,864	127,876
Starwood Mortgage Residential Trust Series 2020-1, Class A3, 2.562% VRN 2/25/50 (a) (b)	120,236	117,103
Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (a) (b)	248,063	251,483

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-IMC1, Class A1, 3.468% VRN 2/25/49 (a) (b)	$109,684	$111,043
Series 2019-IMC1, Class A2, 3.651% VRN 2/25/49 (a) (b)	153,352	154,705
Verus Securitization Trust Series 2020-1, Class A1, 2.417% VRN 1/25/60 (a) (b)	480,001	482,978
Series 2020-1, Class A3, 2.724% VRN 1/25/60 (a) (b)	199,458	198,096
Series 2019-INV2, Class A1, 2.913% VRN 7/25/59 (a) (b)	352,779	359,396
Series 2019-4, Class A3, 3.000% STEP 11/25/59 (a)	431,248	430,458
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (a)	276,727	276,512
Series 2019-INV3, Class A3, 3.100% VRN 11/25/59 (a) (b)	445,586	438,041
Series 2019-2, Class A1, 3.211% VRN 5/25/59 (a) (b)	150,530	153,433
Series 2019-INV1, Class A1, 3.402% VRN 12/25/59 (a) (b)	117,626	120,376
Series 2018-2, Class A1, 3.677% VRN 6/01/58 (a) (b)	120,824	123,334
Series 2017-1A, Class A3, 3.716% VRN 1/25/47 (a) (b)	88,390	88,543
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (a) (b)	163,489	167,290
Series 2018-3, Class A1, 4.108% VRN 10/25/58 (a) (b)	155,936	159,041
Series 2018-INV2, Class A1FX, 4.148% VRN 10/25/58 (a) (b)	205,295	207,645
		9,737,623
WL Collateral Support CMO — 0.2%
Onslow Bay Financial LLC Series 2019-EXP3, Class 2A2, 1 mo. USD LIBOR + 1.100% 1.285% FRN 10/25/59 (a)	114,242	114,770
Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (b)	145,237	148,087
Series 2020-EXP1, Class 1A9, 3.500% VRN 2/25/60 (a) (b)	176,088	179,054
		441,911

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,573,718)		18,618,363

U.S. Government Agency Obligations and Instrumentalities — 2.5%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association Series 2019-65, Class B 3.500% 5/20/49	199,902	207,406
Whole Loans — 2.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-DNA1, Class M1, 1 mo. USD LIBOR + .700% 0.885% FRN 1/25/50 (a)	55,786	55,667
Series 2017-DNA3, Class M1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 3/25/30	74,559	74,569
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 9/25/48 (a)	531	531
Series 2020-HQA1, Class M1, 1 mo. USD LIBOR + .750% 0.935% FRN 1/25/50 (a)	90,711	90,517
Series 2020-DNA2, Class M1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 2/25/50 (a)	149,932	148,572
Series 2019-HQA4, Class M1, 1 mo. USD LIBOR + 0.770% 0.955% FRN 11/25/49 (a)	14,087	14,059
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + 0.800% 0.985% FRN 12/25/30 (a)	36,104	36,018
Series 2018-DNA3, Class M2AS, 1.085% FRN 9/25/48 (a) (b)	140,000	138,790
Series 2018-DNA2, Class M2AS, 1.135% FRN 12/25/30 (a) (b)	80,000	79,195
Series 2020-HQA2, Class M1, 1 mo. USD LIBOR + 1.100% 1.285% FRN 3/25/50 (a)	194,150	193,312
Series 2017-DNA2, Class M1, 1 mo. USD LIBOR + 1.200% 1.385% FRN 10/25/29	101,768	101,845
Series 2018-SPI1, Class M1, 3.726% VRN 2/25/48 (a) (b)	62,218	59,455
Series 2018-SPI2, Class M1, 3.809% VRN 5/25/48 (a) (b)	7,224	7,178
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2M1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 9/25/39 (a)	27,026	26,978
Series 2018-C01, Class 1ED2, 1.035% FRN 7/25/30 (b)	432,180	421,432
Series 2018-C03, Class 1EB2, 1.035% FRN 10/25/30 (b)	440,000	420,697
Series 2018-C03, Class 1ED2, 1.035% FRN 10/25/30 (b)	505,293	490,229
Series 2018-C02, Class 2EB2, 1.085% FRN 8/25/30 (b)	135,000	129,225
Series 2018-C02, Class 2ED2, 1.085% FRN 8/25/30 (b)	414,286	400,832
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.285% FRN 11/25/29	444,192	432,693
Series 2017-C05, Class 1ED3, 1 mo. USD LIBOR + 1.200% 1.385% FRN 1/25/30	324,480	321,896
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.535% FRN 9/25/29	483,982	469,160
Series 2017-C06, Class 1M2B, 2.835% FRN 2/25/30 (b)	205,000	204,539
		4,317,389

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $4,627,901)		4,524,795

U.S. Treasury Obligations — 73.8%
U.S. Treasury Bonds & Notes — 73.8%
U.S. Treasury Inflation Index 0.125% 4/15/22	26,311,845	26,694,242
0.125% 7/15/22	2,074,198	2,122,996
0.125% 1/15/23	12,567,634	12,873,610
0.125% 7/15/24	4,546,992	4,749,160
0.125% 4/15/25	6,286,536	6,585,831
0.125% 1/15/30	1,704,443	1,841,312
0.250% 1/15/25	12,891,297	13,562,001
0.375% 7/15/23	8,099,406	8,434,255
0.375% 7/15/25	4,311,542	4,604,394
0.500% 4/15/24	5,530,579	5,812,501
0.625% 4/15/23	19,097,993	19,857,465
0.625% 1/15/24 (c)	22,775,148	23,985,739
0.625% 1/15/26	990,770	1,072,684
U.S. Treasury Note 0.250% 5/31/25	1,000,000	998,674
		133,194,864

TOTAL U.S. TREASURY OBLIGATIONS (Cost $128,471,657)		133,194,864

TOTAL BONDS & NOTES (Cost $170,106,696)		174,764,201

TOTAL LONG-TERM INVESTMENTS (Cost $170,106,696)		174,764,201

Short-Term Investments — 3.8%

Commercial Paper — 0.4%
AstraZeneca PLC 2.155% 11/13/20 (a)	380,000	379,216
AT&T, Inc. 1.899% 12/21/20 (a)	380,000	379,026
		758,242

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Fund — 2.8%
T. Rowe Price Government Reserve Investment Fund	5,019,331	$5,019,331

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$1,000,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,772,961)		6,777,573

TOTAL INVESTMENTS — 100.6% (Cost $176,879,657) (e)		181,541,774

Other Assets/(Liabilities) — (0.6)%		(1,040,047)

NET ASSETS — 100.0%		$180,501,727

Abbreviation Legend
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $29,151,536 or 16.15% of net assets.

(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.

(c)	A portion of this security is pledged/held as collateral for open derivatives.

(d)	Maturity value of $1,000,000. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $1,020,057.

(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	9/30/20	110	$24,275,534	$15,560
U.S. Treasury Note 5 Year	9/30/20	211	26,474,575	57,027
				$72,587
Short
U.S. Treasury Long Bond	9/21/20	4	$(709,209)	$(5,041)
U.S. Treasury Note 10 Year	9/21/20	78	(10,803,792)	(51,614)
U.S. Treasury Ultra 10 Year	9/21/20	26	(4,077,592)	(17,002)
				$(73,657)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.17%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	2/21/21	USD	7,500,000	$(172,733)	$—	$(172,733)
Fixed 2.21%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/03/21	USD	1,875,000	(61,755)	—	(61,755)
Fixed 1.53%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/15/21	USD	2,430,324	(33,642)	—	(33,642)
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/23/21	USD	666,250	(7,820)	—	(7,820)
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	8/23/21	USD	717,500	(8,385)	—	(8,385)
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	2/21/23	USD	3,638,000	(82,576)	—	(82,576)
Fixed 1.92%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	1/11/24	USD	1,500,000	(56,702)	—	(56,702)
Fixed 1.75%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	7/08/24	USD	775,000	(23,205)	—	(23,205)
Fixed 1.47%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	12/24/20	USD	5,200,000	(49,308)	—	(49,308)
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	7/08/21	USD	1,950,000	(28,598)	—	(28,598)
Fixed 1.66%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	7/08/22	USD	1,250,000	(25,374)	—	(25,374)
Fixed 1.74%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	12/16/22	USD	2,800,000	(66,545)	—	(66,545)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.48%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	8/16/21	USD	1,619,676	(20,813)	—	(20,813)
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	8/26/21	USD	666,250	(7,831)	—	(7,831)
Fixed 1.38%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/07/21	USD	3,416,115	(39,859)	—	(39,859)
Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/09/21	USD	3,416,115	(41,972)	—	(41,972)
Fixed 1.41%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/09/21	USD	3,417,770	(41,992)	—	(41,992)
Fixed 1.42%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/07/22	USD	3,420,000	(47,018)	—	(47,018)
Fixed 1.43%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/08/22	USD	1,710,000	(24,128)	—	(24,128)
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/08/22	USD	1,710,000	(24,181)	—	(24,181)
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/24/22	USD	3,450,000	(63,470)	—	(63,470)
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/18/23	USD	1,311,000	(29,552)	—	(29,552)
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/18/23	USD	1,789,000	(40,522)	—	(40,522)
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/20/23	USD	2,867,000	(64,265)	—	(64,265)
Fixed 1.49%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/26/23	USD	2,061,000	(39,904)	—	(39,904)
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	8/09/21	USD	7,101,000	(87,081)	—	(87,081)
Fixed 1.61%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	2/21/23	USD	2,993,000	(68,399)	—	(68,399)
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	HSBC Bank USA	2/25/23	USD	2,241,000	(48,753)	—	(48,753)
Fixed 2.29%	Maturity	U.S. Consumer Price Index	Maturity	UBS AG	6/05/23	USD	1,700,000	(90,716)	—	(90,716)
								$(1,397,099)	$—	$(1,397,099)

Currency Legend

USD   U.S. Dollar

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 94.4%

Common Stock — 93.1%
Australia — 8.4%
BHP Group Ltd.	165,586	$4,109,312
BlueScope Steel Ltd.	7,392	59,953
Evolution Mining Ltd.	56,179	224,593
Fortescue Metals Group Ltd.	23,506	225,545
Goodman Group	31,033	319,385
IGO Ltd. (a)	75,315	254,206
Mirvac Group	188,541	283,802
Newcrest Mining Ltd.	29,639	660,809
Northern Star Resources Ltd.	111,464	1,060,974
OZ Minerals Ltd.	17,462	132,677
Regis Resources Ltd.	16,723	61,501
Saracen Mineral Holdings Ltd. (b)	16,983	65,226
South32 Ltd.	262,347	371,480
		7,829,463
Austria — 0.1%
voestalpine AG	3,338	71,716
Bermuda — 0.3%
Hongkong Land Holdings Ltd.	62,100	257,036
Brazil — 1.2%
Vale SA	106,057	1,090,584
Canada — 9.7%
Agnico Eagle Mines Ltd.	8,963	573,920
Alacer Gold Corp. (b)	3,505	24,088
Alamos Gold, Inc. Class A	9,441	88,040
B2Gold Corp.	35,753	203,310
Barrick Gold Corp.	63,370	1,705,146
Canadian Apartment Properties	6,323	226,307
Centerra Gold, Inc.	4,157	46,390
Enbridge, Inc.	9,737	296,200
ERO Copper Corp. (b)	16,447	238,297
First Quantum Minerals Ltd.	18,654	148,671
Franco-Nevada Corp.	9,625	1,344,565
Kelt Exploration Ltd. (a) (b)	69,661	71,837
Kinross Gold Corp. (b)	48,037	346,761
Kirkland Lake Gold Ltd.	23,136	952,639
Lundin Mining Corp.	52,956	283,971
Osisko Gold Royalties Ltd.	4,160	41,551
Pan American Silver Corp.	5,445	165,363
Sandstorm Gold Ltd. (a) (b)	2,443	23,447
SEMAFO, Inc. (b)	13,118	44,738
Summit Industrial Income REIT	38,825	327,450
Suncor Energy, Inc.	12,531	211,273
TC Energy Corp.	10,889	466,702
Teck Resources Ltd. Class B	10,274	107,055
Torex Gold Resources, Inc. (b)	3,316	52,246
West Fraser Timber Co. Ltd.	6,482	227,844
Wheaton Precious Metals Corp.	16,411	721,789
Yamana Gold, Inc.	30,151	163,903
		9,103,503
China — 0.2%
Zijin Mining Group Co. Ltd. Class H	472,000	223,593
Finland — 0.8%
Kojamo OYJ	15,324	323,390
UPM-Kymmene OYJ	5,815	167,809
Valmet OYJ	8,537	222,510
		713,709
France — 1.9%
Gecina SA	1,613	199,113
Schneider Electric SE	2,053	227,612
Total SA	30,061	1,145,011
Verallia SA (a) (c)	5,935	169,551
		1,741,287
Germany — 0.8%
Deutsche Wohnen SE	11,163	500,779
Symrise AG	1,590	184,471
thyssenkrupp AG (b)	16,175	114,390
		799,640
Hong Kong — 1.0%
Hang Lung Properties Ltd.	152,000	360,339
Sun Hung Kai Properties Ltd.	44,500	567,117
		927,456
Ireland — 1.0%
Linde PLC	4,258	903,164
Japan — 2.8%
Heiwa Real Estate Co. Ltd.	6,200	177,113
Hoshino Resorts REIT, Inc. (a)	31	133,871
Industrial & Infrastructure Fund Investment Corp.	171	275,337
JFE Holdings, Inc.	15,400	110,303
Mitsubishi Estate Co. Ltd.	18,400	273,617
Mitsui Fudosan Co. Ltd.	25,200	446,522
Mitsui Fudosan Logistics Park, Inc.	65	289,631
Mori Hills REIT Investment Corp.	63	79,611
Nippon Accommodations Fund, Inc.	51	295,081
Nippon Steel Corp.	23,100	217,249
Shin-Etsu Chemical Co. Ltd. (a)	1,400	163,658
Sumitomo Metal Mining Co. Ltd.	5,100	142,401
		2,604,394
Luxembourg — 0.8%
ArcelorMittal SA (b)	24,141	253,484

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shurgard Self Storage SA (a)	5,465	$205,254
Tenaris SA	38,412	247,623
		706,361
Mexico — 0.3%
Grupo Mexico SAB de CV Series B	74,300	172,622
Industrias Penoles SAB de CV	12,736	130,820
		303,442
Netherlands — 1.0%
Akzo Nobel NV	2,790	249,606
Koninklijke DSM NV	2,867	396,285
Schlumberger Ltd.	18,288	336,317
		982,208
Norway — 1.1%
Aker BP ASA	6,390	116,668
Equinor ASA	37,922	539,299
Norsk Hydro ASA (b)	119,969	331,840
		987,807
Peru — 0.1%
Cia de Minas Buenaventura SA Sponsored ADR	9,164	83,759
Portugal — 0.4%
Galp Energia SGPS SA	35,502	410,102
Republic of Korea — 0.4%
POSCO	2,301	332,745
Russia — 0.8%
Alrosa PJSC	210,560	191,364
MMC Norilsk Nickel PJSC	1,428	376,488
Polyus PJSC	1,324	223,980
		791,832
Singapore — 0.6%
Frasers Centrepoint Trust	86,900	145,724
Mapletree Industrial Trust	200,700	417,093
		562,817
South Africa — 2.1%
Anglo Platinum Ltd.	3,577	258,266
AngloGold Ashanti Ltd.	17,224	505,742
Gold Fields Ltd.	36,173	341,980
Harmony Gold Mining Co. Ltd. Sponsored ADR (a) (b)	18,418	76,803
Impala Platinum Holdings Ltd.	55,102	368,062
Northam Platinum Ltd. (b)	25,290	169,222
Sibanye Stillwater Ltd. (b)	100,236	218,135
		1,938,210
Spain — 0.2%
Inmobiliaria Colonial SA	22,464	197,564
Sweden — 1.9%
Atlas Copco AB Class B	3,824	141,210
Boliden AB	37,570	853,324
Epiroc AB Class B	19,477	237,881
Fabege AB	14,129	164,920
Hufvudstaden AB Class A	5,485	68,076
Lundin Energy AB (a)	13,590	327,017
		1,792,428
Switzerland — 0.5%
Bucher Industries AG	534	153,552
PSP Swiss Property AG Registered	2,769	311,546
		465,098
Taiwan — 0.3%
China Steel Corp.	354,000	247,940
United Kingdom — 6.6%
Anglo American PLC	22,503	520,157
Antofagasta PLC	10,226	118,593
Centamin PLC	23,699	53,933
Croda International PLC	3,640	236,835
Derwent London PLC	9,060	311,328
DS Smith PLC	41,395	168,054
Glencore PLC	201,333	426,152
Grainger PLC	38,799	137,371
Great Portland Estates PLC	35,669	279,114
Mondi PLC	16,789	313,716
Polymetal International PLC	10,373	204,530
Rio Tinto PLC	49,101	2,762,911
Shaftesbury PLC	8,555	55,879
The UNITE Group PLC (b)	29,229	340,166
Victrex PLC	5,430	131,444
The Weir Group PLC	11,023	144,967
		6,205,150
United States — 47.8%
Acadia Realty Trust	43,409	563,449
AGCO Corp.	2,800	155,288
Air Products & Chemicals, Inc.	3,548	856,700
Alexander & Baldwin, Inc.	10,167	123,936
Alexandria Real Estate Equities, Inc.	7,467	1,211,521
Ameren Corp.	2,353	165,557
American Campus Communities, Inc.	35,309	1,234,403
American Electric Power Co., Inc.	2,271	180,862
Atmos Energy Corp.	980	97,588
AvalonBay Communities, Inc.	11,939	1,846,247
Avery Dennison Corp.	2,078	237,079
Ball Corp.	5,808	403,598
Boston Properties, Inc.	1,614	145,873
Camden Property Trust	15,441	1,408,528
Caterpillar, Inc.	1,886	238,579
CF Industries Holdings, Inc.	8,999	253,232
ChampionX Corp. (b)	17,675	172,508
Chevron Corp.	5,313	474,079
Concho Resources, Inc.	9,788	504,082

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ConocoPhillips	14,687	$617,148
Continental Resources, Inc.	14,226	249,382
CubeSmart	24,012	648,084
CyrusOne, Inc.	1,914	139,243
Deere & Co.	1,247	195,966
Devon Energy Corp.	13,222	149,937
Diamondback Energy, Inc.	4,958	207,344
Digital Realty Trust, Inc.	8,028	1,140,859
Douglas Emmett, Inc.	33,546	1,028,520
EastGroup Properties, Inc.	3,244	384,771
Entegris, Inc.	3,574	211,045
Entergy Corp.	2,113	198,221
EOG Resources, Inc.	11,862	600,929
EPR Properties	1,841	60,992
Equinix, Inc.	1,976	1,387,745
Equity LifeStyle Properties, Inc.	10,174	635,671
Equity Residential	22,011	1,294,687
Essex Property Trust, Inc.	4,580	1,049,599
Exxon Mobil Corp.	4,769	213,270
Federal Realty Investment Trust	4,391	374,157
First Industrial Realty Trust, Inc.	2,058	79,110
Freeport-McMoRan, Inc.	34,779	402,393
Halliburton Co.	23,171	300,760
Healthcare Realty Trust, Inc.	21,408	627,040
Healthcare Trust of America, Inc. Class A	23,573	625,156
Highwoods Properties, Inc.	5,856	218,604
Hilton Worldwide Holdings, Inc.	7,855	576,950
Host Hotels & Resorts, Inc.	13,727	148,114
Hudson Pacific Properties, Inc.	18,599	467,951
Huntsman Corp.	7,241	130,121
International Paper Co.	10,327	363,614
Jacobs Engineering Group, Inc.	2,782	235,914
JBG SMITH Properties	20,510	606,481
Kilroy Realty Corp.	5,747	337,349
Kosmos Energy Ltd.	72,653	120,604
Magnolia Oil & Gas Corp. Class A (a) (b)	29,705	180,012
Marathon Petroleum Corp.	4,146	154,977
Marriott International, Inc. Class A	1,575	135,025
National Fuel Gas Co.	3,556	149,103
National Retail Properties, Inc.	705	25,013
Newmont Corp.	28,656	1,769,221
NextEra Energy, Inc.	1,542	370,342
Nucor Corp.	8,793	364,118
Packaging Corp. of America	4,781	477,144
Paramount Group, Inc.	9,242	71,256
Parsley Energy, Inc. Class A	10,507	112,215
Pebblebrook Hotel Trust (a)	3,078	42,045
Phillips 66	2,047	147,179
Pioneer Natural Resources Co.	5,149	503,057
PPG Industries, Inc.	4,246	450,331
Prologis, Inc.	32,261	3,010,919
PS Business Parks, Inc.	3,099	410,308
Public Storage	5,484	1,052,325
Quaker Chemical Corp. (a)	1,534	284,787
Rayonier, Inc.	11,606	287,713
Realty Income Corp.	1,809	107,635
Regency Centers Corp.	12,679	581,839
Reliance Steel & Aluminum Co.	3,961	376,018
Rexford Industrial Realty, Inc.	10,522	435,926
RPM International, Inc.	5,835	437,975
Sanderson Farms, Inc.	2,742	317,770
Sempra Energy	1,609	188,623
The Sherwin-Williams Co.	789	455,924
Silgan Holdings, Inc.	4,100	132,799
Simon Property Group, Inc.	8,782	600,513
SL Green Realty Corp.	16,575	816,982
Southern Copper Corp.	9,801	389,786
Spirit Realty Capital, Inc.	706	24,611
Steel Dynamics, Inc.	6,640	173,238
Sunstone Hotel Investors, Inc.	52,599	428,682
Terreno Realty Corp.	12,778	672,634
The Toro Co.	3,131	207,711
Urban Edge Properties	13,595	161,373
VEREIT, Inc.	6,551	42,123
Vornado Realty Trust	1,800	68,778
Welltower, Inc.	12,186	630,625
Westlake Chemical Corp.	4,128	221,467
WestRock Co.	5,681	160,545
Weyerhaeuser Co.	11,237	252,383
WP Carey, Inc.	3,296	222,974
WPX Energy, Inc. (b)	13,241	84,478
Xcel Energy, Inc.	3,239	202,437
		44,693,779

TOTAL COMMON STOCK (Cost $88,628,150)		86,966,787

Preferred Stock — 1.3%
Brazil — 0.2%
Gerdau SA 1.30%	47,648	140,278
United States — 1.1%
American Electric Power Co., Inc. Convertible 6.125% (a)	5,305	256,815
NextEra Energy, Inc. Convertible 5.279%	8,474	359,721
Sempra Energy Convertible 6.750%	1,930	189,642
The Southern Co. Convertible 6.750%	5,084	224,001
		1,030,179

TOTAL PREFERRED STOCK (Cost $1,189,646)		1,170,457

TOTAL EQUITIES (Cost $89,817,796)		88,137,244

Mutual Funds — 1.4%
Diversified Financial Services — 1.4%
United States — 1.4%
State Street Navigator Securities Lending Prime Portfolio (d)	810,162	810,162
Utilities Select Sector SPDR Fund (a)	8,585	484,452
		1,294,614

TOTAL MUTUAL FUNDS (Cost $1,298,212)		1,294,614

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $85,231)		$8,647

TOTAL LONG-TERM INVESTMENTS (Cost $91,201,239)		89,440,505

Short-Term Investments — 4.8%
Mutual Fund — 2.7%
T. Rowe Price Government Reserve Investment Fund	2,567,486	2,567,486

	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (e)	$1,490,392	1,490,392
U.S. Treasury Bill — 0.5%
U.S. Treasury Bill
0.000% 8/20/20 (f)	410,000	409,926
0.000% 9/17/20 (f)	30,000	29,990
0.000% 2/25/21 (f)	20,000	19,979
		459,895

TOTAL SHORT-TERM INVESTMENTS (Cost $4,517,693)		4,517,773

TOTAL INVESTMENTS — 100.6% (Cost $95,718,932) (g)		93,958,278

Other Assets/(Liabilities) — (0.6)%		(516,014)

NET ASSETS — 100.0%		$93,442,264

Abbreviation Legend

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $1,916,613 or 2.05% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,169,736 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $169,551 or 0.18% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,490,392. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $1,520,269.
(f)	A portion of this security is pledged/held as collateral for open derivatives.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
iShares Russell 2000	Morgan Stanley & Co. LLC	7/17/20	153.00	79	USD	1,208,700	$5,751	$19,434	$(13,683)
iShares Russell 2000	Morgan Stanley & Co. LLC	7/17/20	159.00	81	USD	1,287,900	1,111	19,197	(18,086)
iShares Russell 2000	Morgan Stanley & Co. LLC	7/17/20	160.00	170	USD	2,720,000	1,785	46,600	(44,815)
							$8,647	$85,231	$(76,584)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/06/20	JPY	170,108,400	USD	1,580,939	$(5,431)
Citibank N.A.	7/06/20	USD	1,586,506	JPY	170,108,400	10,998
Citibank N.A.	8/14/20	JPY	167,554,600	USD	1,563,489	(10,870)
						$(5,303)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 TSX 60	9/17/20	5	$674,310	$9,618
S&P 500 E Mini Index	9/18/20	4	617,451	589
				$10,207

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

June 30, 2020 (Unaudited)
	Number of Shares	Value
Equities — 97.5%

Common Stock — 96.6%
Basic Materials — 4.6%
Chemicals — 1.3%
AgroFresh Solutions, Inc. (a)	73,704	$223,323
Air Products & Chemicals, Inc.	2,695	650,735
American Vanguard Corp.	16,135	222,018
Corteva, Inc. (a)	68,504	1,835,222
Element Solutions, Inc. (a)	36,994	401,385
Hawkins, Inc.	5,249	223,502
Huntsman Corp.	6,479	116,428
Minerals Technologies, Inc.	16,878	792,084
Oil-Dri Corp. of America	4,910	170,377
Orion Engineered Carbons SA	8,119	85,980
PPG Industries, Inc.	6,168	654,178
Quaker Chemical Corp. (b)	5,754	1,068,230
RPM International, Inc.	19,000	1,426,140
Westlake Chemical Corp.	25,243	1,354,287
		9,223,889
Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	9,973	360,324
West Fraser Timber Co. Ltd.	19,884	698,928
		1,059,252
Iron & Steel — 0.1%
Carpenter Technology Corp.	12,007	291,530
Nucor Corp.	6,574	272,229
Reliance Steel & Aluminum Co.	3,638	345,356
		909,115
Mining — 3.0%
Alcoa Corp. (a)	41,624	467,854
Barrick Gold Corp.	125,591	3,383,421
Cameco Corp.	189,898	1,946,454
Cia de Minas Buenaventura SA Sponsored ADR	138,248	1,263,587
Constellium SE (a)	73,032	560,886
ERO Copper Corp. (a)	53,975	782,033
Franco-Nevada Corp.	25,964	3,627,042
Freeport-McMoRan, Inc.	194,496	2,250,319
Fresnillo PLC	219,694	2,288,212
Gold Fields Ltd. Sponsored ADR	102,725	965,615
Kirkland Lake Gold Ltd.	28,000	1,154,720
Lundin Mining Corp.	41,796	224,127
NAC Kazatomprom JSC	2,868	39,739
NAC Kazatomprom JSC GDR	45,976	636,768
Newmont Corp.	14,132	872,510
Northern Star Resources Ltd.	68,234	649,487
		21,112,774
		32,305,030
Communications — 5.6%
Advertising — 0.0%
Boston Omaha Corp. Class A (a)	10,331	165,296
National CineMedia, Inc.	37,906	112,581
		277,877
Internet — 2.8%
Anaplan, Inc. (a)	13,007	589,347
Chewy, Inc. Class A (a) (b)	416	18,591
Everquote, Inc. Class A (a)	8,224	478,308
IAC/InterActiveCorp (a)	13,521	4,372,691
Okta, Inc. (a)	13,192	2,641,434
Proofpoint, Inc. (a)	17,477	1,942,044
Q2 Holdings, Inc. (a) (b)	11,385	976,719
Shopify, Inc. Class A (a)	2,398	2,276,182
Spotify Technology SA (a)	7,000	1,807,330
TD Ameritrade Holding Corp.	16,748	609,293
Upwork, Inc. (a)	20,111	290,403
Vroom, Inc., Lockup Shares (Acquired 8/17/18-11/21/19, Cost $160,766) (a) (c) (d)	13,590	673,153
Zendesk, Inc. (a)	34,410	3,046,317
		19,721,812
Media — 2.0%
AMC Networks, Inc. Class A (a)	15,945	372,953
Cable One, Inc.	3,316	5,885,402
DISH Network Corp. Class A (a)	26,511	914,895
Fox Corp. Class A	18,222	488,714
News Corp. Class A	289,656	3,435,320
Saga Communications, Inc. Class A	4,751	121,626
Scholastic Corp.	29,156	872,931
ViacomCBS, Inc. Class B	86,954	2,027,767
		14,119,608
Telecommunications — 0.8%
Corning, Inc.	65,000	1,683,500
GCI Liberty, Inc. Class A (a)	36,917	2,625,537
GTT Communications, Inc. (a) (b)	4,681	38,197
Harmonic, Inc. (a)	126,888	602,718
HashiCorp, Inc. (Acquired 6/25/20, Cost $46,278) (a) (c) (d) (e)	889	46,278
Telephone & Data Systems, Inc.	29,746	591,351
		5,587,581
		39,706,878

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 8.5%
Airlines — 0.3%
Alaska Air Group, Inc.	8,600	$311,836
Southwest Airlines Co.	41,024	1,402,200
United Airlines Holdings, Inc. (a)	5,790	200,392
		1,914,428
Apparel — 0.4%
Allbirds, Inc. (Acquired 10/10/18-12/21/18, Cost $139,612) (a) (c) (d) (e)	12,730	164,036
Hanesbrands, Inc. (b)	18,111	204,473
Ralph Lauren Corp.	15,522	1,125,656
Steven Madden Ltd.	18,012	444,716
Tapestry, Inc.	29,397	390,392
VF Corp.	12,000	731,280
		3,060,553
Auto Manufacturers — 0.3%
Blue Bird Corp. (a)	13,601	203,879
PACCAR, Inc.	24,875	1,861,894
		2,065,773
Auto Parts & Equipment — 0.6%
Aptiv PLC	21,000	1,636,320
Dorman Products, Inc. (a)	5,519	370,159
Garrett Motion, Inc. (a)	29,239	161,984
Gentherm, Inc. (a)	9,716	377,953
Meritor, Inc. (a)	28,400	562,320
Visteon Corp. (a)	16,936	1,160,116
Westport Innovations, Inc. (a) (b)	9,105	11,290
		4,280,142
Distribution & Wholesale — 0.4%
Pool Corp.	2,834	770,480
SiteOne Landscape Supply, Inc. (a) (b)	15,832	1,804,373
		2,574,853
Entertainment — 0.4%
Cinemark Holdings, Inc.	23,811	275,017
DraftKings, Inc. Class A (a)	12,000	399,120
Marriott Vacations Worldwide Corp.	3,462	284,611
Vail Resorts, Inc.	9,756	1,777,055
		2,735,803
Food Services — 0.1%
Compass Group PLC	40,936	563,162
Home Builders — 0.4%
Cavco Industries, Inc. (a)	5,635	1,086,710
Horizon Global Corp. (a)	47,001	103,402
LCI Industries	5,489	631,125
Meritage Home Corp. (a)	3,153	240,006
Skyline Champion Corp. (a)	13,822	336,428
TRI Pointe Group, Inc. (a)	21,531	316,290
		2,713,961
Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	6,020	433,139
Housewares — 0.1%
The Toro Co.	17,325	1,149,341
Leisure Time — 0.2%
Drive Shack, Inc. (a)	34,510	63,843
OneSpaWorld Holdings Ltd. (b)	11,000	52,470
Planet Fitness, Inc. Class A (a)	26,694	1,616,856
		1,733,169
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	24,000	1,762,800
Marriott International, Inc. Class A	9,000	771,570
MGM Resorts International	83,763	1,407,218
The St. Joe Co. (a) (b)	61,183	1,188,174
		5,129,762
Retail — 4.5%
A Place for Rover, Inc. (Acquired 5/25/18, Cost $7,426) (a) (c) (d) (e)	1,096	6,313
Beacon Roofing Supply, Inc. (a)	18,197	479,855
BJ's Restaurants, Inc.	22,087	462,502
Burlington Stores, Inc. (a)	28,126	5,538,853
Cannae Holdings, Inc. (a)	17,768	730,265
CarMax, Inc. (a)	8,000	716,400
Casey's General Stores, Inc.	13,000	1,943,760
Chipotle Mexican Grill, Inc. (a)	1,182	1,243,889
Chuy's Holdings, Inc. (a)	15,507	230,744
Darden Restaurants, Inc.	7,883	597,295
Denny's Corp. (a)	19,637	198,334
Dollar General Corp.	18,000	3,429,180
Dollar Tree, Inc. (a)	19,000	1,760,920
Dunkin' Brands Group, Inc.	21,315	1,390,377
Express, Inc. (a) (b)	45,274	69,722
Fiesta Restaurant Group, Inc. (a)	24,511	156,380
Five Below, Inc. (a)	5,815	621,682
Framebridge Future Contingency Payments (Acquired 5/19/20, Cost $36,863) (a) (c) (d) (e)	36,863	14,819
Lululemon Athletica, Inc. (a)	1,000	312,010
Lumber Liquidators Holdings, Inc. (a)	15,056	208,676
The Michaels Cos., Inc. (a) (b)	38,118	269,494
Nordstrom, Inc. (b)	35,461	549,291
O'Reilly Automotive, Inc. (a)	4,000	1,686,680
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	28,228	2,756,464
Papa John's International, Inc.	20,743	1,647,202
Red Robin Gourmet Burgers, Inc. (a)	19,099	194,810
RH (a) (b)	4,561	1,135,233
Ross Stores, Inc.	10,000	852,400
Rush Enterprises, Inc. Class A	11,013	456,599
Sportsman's Warehouse Holdings, Inc. (a)	48,512	691,296
Tiffany & Co.	2,600	317,044
Ulta Beauty, Inc. (a)	3,000	610,260
Vroom, Inc. (a)	3,651	190,363

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Wendy's Co.	6,355	$138,412
Winmark Corp.	3,001	513,891
		32,121,415
Textiles — 0.0%
Culp, Inc.	6,426	55,328
JG Boswell Co.	84	40,992
		96,320
		60,571,821
Consumer, Non-cyclical — 30.8%
Agriculture — 0.7%
Archer-Daniels-Midland Co.	14,165	565,183
Bunge Ltd.	101,958	4,193,533
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (c) (d) (e)	58,048	109,966
		4,868,682
Beverages — 0.7%
The Boston Beer Co., Inc. Class A (a)	5,900	3,166,235
Carlsberg A/S Class B	9,482	1,252,572
Coca-Cola Consolidated, Inc.	1,551	355,474
Molson Coors Beverage Co. Class B	5,850	201,006
		4,975,287
Biotechnology — 5.2%
Abcam PLC	57,889	955,318
ACADIA Pharmaceuticals, Inc. (a) (b)	24,381	1,181,747
Acceleron Pharma, Inc. (a)	12,338	1,175,441
ADC Therapeutics SA (a)	1,307	61,181
Adverum Biotechnologies, Inc. (a)	5,381	112,355
Allakos, Inc. (a) (b)	222	15,953
Allogene Therapeutics, Inc. (a) (b)	6,745	288,821
Alnylam Pharmaceuticals, Inc. (a)	14,085	2,086,129
Amarin Corp. PLC Sponsored ADR (a)	30,421	210,513
Apellis Pharmaceuticals, Inc. (a)	6,470	211,310
Arcturus Therapeutics Holdings, Inc. (a)	741	34,634
Arcutis Biotherapeutics, Inc. (a)	3,425	103,572
Ardelyx, Inc. (a)	4,621	31,977
Argenx SE ADR (a)	13,193	2,971,459
Ascendis Pharma A/S ADR (a)	16,436	2,430,884
Assembly Biosciences, Inc. (a)	1,338	31,202
Avidity Biosciences, Inc. (a)	2,884	81,502
Avrobio, Inc. (a)	2,927	51,076
Beam Therapeutics, Inc. (a)	1,189	33,292
BeiGene Ltd. ADR (a)	687	129,431
Bluebird Bio, Inc. (a)	2,535	154,736
Blueprint Medicines Corp. (a)	11,458	893,724
Cara Therapeutics, Inc. (a) (b)	18,017	308,091
ChemoCentryx, Inc. (a)	620	35,675
CRISPR Therapeutics AG (a)	2,059	151,316
Deciphera Pharmaceuticals, Inc. (a)	2,380	142,134
Denali Therapeutics, Inc. (a)	4,057	98,098
Dicerna Pharmaceuticals, Inc. (a)	4,640	117,856
Epizyme, Inc. (a)	2,582	41,467
Exact Sciences Corp. (a) (b)	43,532	3,784,672
Exelixis, Inc. (a)	24,495	581,511
Fate Therapeutics, Inc. (a)	2,586	88,726
FibroGen, Inc. (a)	6,194	251,043
Generation Bio Co. (a)	3,419	71,799
Generation Bio Co., Lockup Shares (Acquired 6/12/20, Cost $94,475) (a) (c) (d)	9,566	190,842
Guardant Health, Inc. (a)	1,955	158,609
Homology Medicines, Inc. (a)	9,399	142,771
IGM Biosciences, Inc. (a) (b)	3,088	225,424
Immunomedics, Inc. (a) (b)	17,882	633,738
Incyte Corp. (a)	36,619	3,807,277
Insmed, Inc. (a)	30,303	834,545
Intercept Pharmaceuticals, Inc. (a)	845	40,484
Ionis Pharmaceuticals, Inc. (a)	21,079	1,242,818
Iovance Biotherapeutics, Inc. (a)	14,484	397,586
Karuna Therapeutics, Inc. (a) (b)	1,314	146,459
Karyopharm Therapeutics, Inc. (a)	2,719	51,498
Kodiak Sciences, Inc. (a) (b)	13,003	703,722
Krystal Biotech, Inc. (a)	3,302	136,769
Legend Biotech Corp. ADR (a)	2,895	123,211
Mersana Therapeutics, Inc. (a)	1,089	25,483
Mirati Therapeutics, Inc. (a) (b)	2,337	266,815
MorphoSys AG (a)	381	48,126
Orchard Therapeutics PLC (a)	21,294	127,764
PTC Therapeutics, Inc. (a)	5,105	259,028
Radius Health, Inc. (a)	29,113	396,810
RAPT Therapeutics, Inc. (a)	3,320	96,346
Rocket Pharmaceuticals, Inc. (a)	3,841	80,392
Royalty Pharma PLC Class A (a)	22,053	1,070,673
Sage Therapeutics, Inc. (a)	5,834	242,578
Scholar Rock Holding Corp. (a) (b)	6,152	112,028
Seattle Genetics, Inc. (a)	20,965	3,562,373
Translate Bio, Inc. (a)	3,720	66,662
Turning Point Therapeutics, Inc. (a)	5,606	362,092
Ultragenyx Pharmaceutical, Inc. (a)	18,606	1,455,361
WaVe Life Sciences Ltd. (a) (b)	1,835	19,102
Xencor, Inc. (a)	19,866	643,460
Zai Lab Ltd. ADR (a)	1,159	95,189
Zentalis Pharmaceuticals, Inc. (a)	3,745	179,835
Zymeworks, Inc. (a)	1,650	59,516
		36,924,031
Commercial Services — 8.7%
Aaron's, Inc.	33,428	1,517,631
ADT, Inc.	17,909	142,914
Altus Group Ltd.	15,514	466,129
American Public Education, Inc. (a)	6,749	199,770
Avalara, Inc. (a)	12,558	1,671,344
Booz Allen Hamilton Holding Corp.	53,528	4,163,943
Bright Horizons Family Solutions, Inc. (a)	23,727	2,780,804
The Brink's Co.	12,360	562,504
Cintas Corp.	3,546	944,513
Clarivate Analytics PLC (a)	219,673	4,905,298
CoreLogic, Inc.	26,000	1,747,720
CoStar Group, Inc. (a)	7,662	5,445,154
Cross Country Healthcare, Inc. (a)	14,712	90,626
Equifax, Inc.	10,000	1,718,800

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Euronet Worldwide, Inc. (a)	4,600	$440,772
Evo Payments, Inc. Class A (a)	13,102	299,119
FleetCor Technologies, Inc. (a)	8,000	2,012,240
FTI Consulting, Inc. (a)	9,682	1,109,073
Gartner, Inc. (a)	6,000	727,980
Global Payments, Inc.	12,980	2,201,668
Green Dot Corp. Class A (a)	15,323	752,053
HMS Holdings Corp. (a)	15,636	506,450
Huron Consulting Group, Inc. (a)	3,319	146,866
IHS Markit Ltd.	16,000	1,208,000
Korn Ferry	3,529	108,446
MarketAxess Holdings, Inc.	3,270	1,638,007
Monro, Inc. (b)	21,744	1,194,615
nCino, Inc. (Acquired 9/16/19, Cost $280,358) (a) (c) (d) (e)	12,890	280,358
Paylocity Holding Corp. (a)	20,074	2,928,596
Perdoceo Education Corp. (a)	21,336	339,882
Rentokil Initial PLC	376,161	2,372,112
Rollins, Inc. (b)	44,193	1,873,341
SEACOR Marine Holdings Inc. (a)	43,880	111,894
ServiceMaster Global Holdings, Inc. (a)	47,100	1,680,999
Shift4 Payments, Inc. Class A (a)	7,671	272,320
StoneCo Ltd. Class A (a)	60,856	2,358,779
Strategic Education, Inc.	20,204	3,104,345
Team, Inc. (a)	16,707	93,058
TransUnion	57,353	4,992,005
Verisk Analytics, Inc.	13,000	2,212,600
WEX, Inc. (a)	4,000	660,040
		61,982,768
Cosmetics & Personal Care — 0.0%
JAND, Inc., Class A (Acquired 3/09/18, Cost $112,141) (a) (c) (d) (e)	7,135	139,083
Foods — 2.1%
BellRing Brands, Inc. Class A (a)	13,168	262,570
Cal-Maine Foods, Inc. (a)	13,517	601,236
Campbell Soup Co.	10,212	506,821
Flowers Foods, Inc.	161,653	3,614,561
Grocery Outlet Holding Corp. (a)	8,076	329,501
The Kraft Heinz Co.	40,102	1,278,853
The Kroger Co.	17,144	580,324
Nomad Foods Ltd. (a)	55,630	1,193,263
Post Holdings, Inc. (a)	14,222	1,246,132
Sanderson Farms, Inc.	4,847	561,719
The Simply Good Foods Co. (a)	17,541	325,912
Sprouts Farmers Market, Inc. (a)	24,000	614,160
Sysco Corp.	42,554	2,326,002
TreeHouse Foods, Inc. (a)	35,606	1,559,543
		15,000,597
Health Care – Products — 7.2%
Adaptive Biotechnologies Corp. (a)	10,306	498,604
Alcon, Inc. (a)	6,422	367,956
Alcon, Inc. (a)	19,000	1,089,080
Align Technology, Inc. (a)	2,000	548,880
AtriCure, Inc. (a)	7,995	359,375
Atrion Corp.	1,073	683,512
Avanos Medical, Inc. (a)	27,058	795,235
Avantor, Inc. (a)	69,000	1,173,000
Axonics Modulation Technologies, Inc. (a) (b)	2,830	99,361
Baxter International, Inc.	21,536	1,854,250
Bruker Corp.	70,003	2,847,722
CareDx, Inc. (a)	5,329	188,807
The Cooper Cos., Inc.	11,758	3,335,039
Dentsply Sirona, Inc.	54,457	2,399,375
Envista Holdings Corp. (a)	19,977	421,315
Hanger, Inc. (a)	23,508	389,293
Hologic, Inc. (a)	139,918	7,975,326
ICU Medical, Inc. (a)	7,778	1,433,563
IDEXX Laboratories, Inc. (a)	6,419	2,119,297
Inari Medical, Inc. (a)	1,962	95,039
Intersect ENT, Inc. (a)	4,900	66,346
iRhythm Technologies, Inc. (a) (b)	5,900	683,751
Lantheus Holdings, Inc. (a)	13,285	189,979
Nevro Corp. (a)	16,214	1,937,087
Novocure Ltd. (a)	2,871	170,250
NuVasive, Inc. (a)	5,200	289,432
Outset Medical, Inc. (Acquired 1/28/20, Cost $1,650) (a) (c) (d) (e)	750	1,650
Patterson Cos., Inc. (b)	137,480	3,024,560
Penumbra, Inc. (a) (b)	1,512	270,376
Quidel Corp. (a)	16,996	3,802,685
Repligen Corp. (a)	1,721	212,733
Sartorius Stedim Biotech	2,656	670,411
Shockwave Medical, Inc. (a) (b)	6,098	288,862
Teleflex, Inc.	14,000	5,095,720
Utah Medical Products, Inc.	2,330	206,485
West Pharmaceutical Services, Inc.	15,313	3,478,654
Zimmer Biomet Holdings, Inc.	19,937	2,379,680
		51,442,690
Health Care – Services — 2.1%
Acadia Healthcare Co., Inc. (a)	30,000	753,600
Amedisys, Inc. (a)	3,978	789,792
Catalent, Inc. (a)	66,658	4,886,032
The Ensign Group, Inc.	10,479	438,546
Eurofins Scientific SE (a)	3,467	2,173,476
Molina Healthcare, Inc. (a)	8,608	1,532,052
The Pennant Group, Inc. (a)	19,267	435,434
PPD, Inc. (a)	8,000	214,400
The Providence Service Corp. (a)	4,500	355,095
Select Medical Holdings Corp. (a)	205,120	3,021,418
U.S. Physical Therapy, Inc.	4,786	387,762
		14,987,607
Household Products & Wares — 0.3%
Avery Dennison Corp.	12,000	1,369,080
Reynolds Consumer Products, Inc.	21,965	763,064
		2,132,144
Pharmaceuticals — 3.8%
Agios Pharmaceuticals, Inc. (a)	9,013	482,015
Aimmune Therapeutics, Inc. (a) (b)	15,968	266,825
Alector, Inc. (a)	2,803	68,505

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alignment Healthcare Partners LP (Acquired 2/28/20, Cost $199,497) (a) (c) (d) (e)	16,462	$199,496
Alkermes PLC (a)	112,973	2,192,241
Arvinas, Inc. (a)	1,461	49,002
Axsome Therapeutics, Inc. (a) (b)	1,071	88,122
Cardinal Health, Inc.	73,334	3,827,302
DexCom, Inc. (a)	8,183	3,317,388
Eidos Therapeutics, Inc. (a)	927	44,190
Elanco Animal Health, Inc. (a)	58,000	1,244,100
Enanta Pharmaceuticals, Inc. (a)	2,964	148,822
G1 Therapeutics, Inc. (a) (b)	6,495	157,569
Global Blood Therapeutics, Inc. (a)	15,073	951,559
GW Pharmaceuticals PLC ADR (a) (b)	1,605	196,966
Intellia Therapeutics, Inc. (a)	3,535	74,306
Intra-Cellular Therapies, Inc. (a)	2,587	66,408
Jazz Pharmaceuticals PLC (a)	5,067	559,093
Kadmon Holdings, Inc. (a)	10,229	52,373
Milestone Pharmaceuticals, Inc. (a)	1,545	5,840
Momenta Pharmaceuticals, Inc. (a)	29,184	970,952
MyoKardia, Inc. (a)	12,184	1,177,218
Neurocrine Biosciences, Inc. (a)	14,908	1,818,776
Odonate Therapeutics, Inc. (a) (b)	2,545	107,755
Option Care Health, Inc. (a)	10,096	140,133
Perrigo Co. PLC	89,536	4,948,655
PRA Health Sciences, Inc. (a)	18,000	1,751,220
Principia Biopharma, Inc. (a)	5,708	341,281
Reata Pharmaceuticals, Inc. Class A (a)	2,950	460,259
Sarepta Therapeutics, Inc. (a)	2,842	455,686
TherapeuticsMD, Inc. (a) (b)	107,393	134,241
Tricida, Inc. (a)	14,969	411,348
uniQure NV (a)	1,250	56,325
Zogenix, Inc. (a)	1,740	46,997
		26,812,968
		219,265,857
Diversified — 0.2%
Holding Company – Diversified — 0.2%
Collier Creek Holdings (a)	37,530	523,542
Collier Creek Holdings Class A (a)	2,500	34,250
Conyers Park II Acquisition Corp. (a)	31,107	363,952
On Holding AG (Acquired 2/25/20, Cost $109,230) (a) (c) (d) (e)	12	83,266
Professional Holding Corp. Class A (a)	8,311	115,357
		1,120,367
		1,120,367
Energy — 3.5%
Coal — 0.0%
Peabody Energy Corp.	88,767	255,649

Energy – Alternate Sources — 0.1%
NextEra Energy Partners LP	14,028	719,356
REX American Resources Corp. (a)	4,494	311,749
		1,031,105
Oil & Gas — 2.6%
Advantage Oil & Gas Ltd. (a) (b)	94,098	115,058
Apache Corp.	16,616	224,316
Canadian Natural Resources Ltd.	106,699	1,859,764
Concho Resources, Inc.	20,000	1,030,000
Contango Oil & Gas Co. (a)	7,674	17,573
Contango Oil & Gas Company (Acquired 12/23/19, Cost $107,065) (a) (c) (d)	42,826	98,072
Continental Resources, Inc.	6,275	110,001
Delek US Holdings, Inc.	3,067	53,396
Devon Energy Corp.	16,600	188,244
Diamondback Energy, Inc.	13,303	556,331
Earthstone Energy, Inc. Class A (a)	15,618	44,355
EQT Corp.	285,783	3,400,818
Equinor ASA	44,486	632,647
Hess Corp.	35,774	1,853,451
Imperial Oil Ltd. (b)	213,174	3,421,443
Kelt Exploration Ltd. (a) (b)	123,336	127,188
Kimbell Royalty Partners LP	24,931	214,407
Kosmos Energy Ltd.	45,075	74,824
Magnolia Oil & Gas Corp. Class A (a) (b)	88,124	534,031
Matador Resources Co. (a)	23,134	196,639
Ovintiv, Inc. (b)	150,828	1,440,407
Parsley Energy, Inc. Class A	26,129	279,058
Pioneer Natural Resources Co.	10,000	977,000
Seven Generations Energy Ltd. Class A (a)	102,681	229,172
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (c) (d) (e)	11	42,328
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (c) (d) (e)	9	34,632
WPX Energy, Inc. (a)	61,823	394,431
		18,149,586
Oil & Gas Services — 0.6%
ChampionX Corp. (a)	30,008	292,878
Dril-Quip, Inc. (a)	9,711	289,291
Enerflex Ltd.	42,508	160,939
Frank's International NV (a)	278,100	620,163
Halliburton Co.	33,878	439,736
Liberty Oilfield Services, Inc. Class A	76,671	420,157
NexTier Oilfield Solutions, Inc. (a)	151,774	371,846
Ranger Energy Services, Inc. (a)	12,951	38,206
Schlumberger Ltd.	52,396	963,562
TETRA Technologies, Inc. (a)	66,537	35,564
Thermon Group Holdings, Inc. (a)	21,382	311,536
		3,943,878
Pipelines — 0.2%
Equitrans Midstream Corp. (b)	134,722	1,119,540
New Fortress Energy LLC (a) (b)	2,490	32,270
Plains GP Holdings LP Class A	16,112	143,397
		1,295,207
		24,675,425

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 14.9%
Banks — 5.0%
American Business Bank (a)	4,084	$102,304
Atlantic Capital Bancshares, Inc. (a)	16,750	203,680
The Bank of New York Mellon Corp.	4,684	181,037
BankUnited, Inc.	60,327	1,221,622
BOK Financial Corp.	5,533	312,283
Bridge Bancorp, Inc.	11,980	273,623
Burke & Herbert Bank & Trust Co.	98	169,344
Columbia Banking System, Inc.	32,554	922,743
CrossFirst Bankshares, Inc. (a)	30,263	295,972
Dogwood State Bank (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (c) (d) (e)	5,369	28,187
Dogwood State Bank. (Voting) (Acquired 5/06/19, Cost $26,370) (a) (c) (d) (e)	2,637	13,844
East West Bancorp, Inc.	20,695	749,987
Equity Bancshares, Inc. Class A (a)	8,500	148,240
Farmers & Merchants Bank of Long Beach/Long Beach CA	33	196,515
FB Financial Corp.	27,815	688,978
Fifth Third Bancorp	120,795	2,328,928
The First Bancshares, Inc.	18,939	426,127
First Hawaiian, Inc.	14,722	253,807
Glacier Bancorp, Inc.	13,836	488,272
HarborOne Bancorp, Inc. (a)	43,861	374,573
Heritage Commerce Corp.	44,053	330,618
Heritage Financial Corp.	23,676	473,520
Home BancShares, Inc.	111,974	1,722,160
Hope Bancorp, Inc.	31,660	291,905
Howard Bancorp, Inc. (a)	12,229	129,872
Independent Bank Corp.	5,106	342,562
Independent Bank Group, Inc.	9,949	403,133
John Marshall Bancorp, Inc. (a)	10,680	117,694
Kearny Financial Corp.	52,247	427,380
Live Oak Bancshares, Inc.	39,510	573,290
National Bank Holdings Corp. Class A	21,287	574,749
Northern Trust Corp.	31,609	2,507,858
Origin Bancorp, Inc.	19,964	439,208
PCSB Financial Corp.	12,053	152,832
Pinnacle Financial Partners, Inc.	30,276	1,271,289
Ponce de Leon Federal Bank (a)	12,270	124,909
Popular, Inc.	26,375	980,359
Preferred Bank	10,749	460,595
Prosperity Bancshares, Inc.	16,388	973,119
Provident Bancorp, Inc.	15,434	121,311
Sandy Spring Bancorp, Inc.	6,484	160,674
Seacoast Banking Corp. of Florida (a)	22,118	451,207
Signature Bank	14,197	1,517,943
South State Corp.	23,652	1,127,254
Southern First Bancshares, Inc. (a)	4,481	124,169
State Street Corp.	58,912	3,743,858
Sterling Bancorp, Inc.	28,419	101,740
SVB Financial Group (a)	1,075	231,695
Texas Capital Bancshares, Inc. (a)	10,168	313,886
Towne Bank	37,622	708,798
Walker & Dunlop, Inc.	2,196	111,579
Webster Financial Corp.	50,118	1,433,876
Westamerica Bancorp.	31,016	1,780,939
Western Alliance Bancorp	39,795	1,507,037
Wintrust Financial Corp.	5,770	251,687
		35,364,771
Diversified Financial Services — 2.0%
Afterpay Ltd. (a)	9,188	395,987
Ally Financial, Inc.	41,817	829,231
Assetmark Financial Holdings (a)	3,176	86,673
Cboe Global Markets, Inc.	25,743	2,401,307
Columbia Financial, Inc. (a)	13,694	191,100
Encore Capital Group, Inc. (a)	12,076	412,758
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (c) (d) (e)	8,339	61,709
Hamilton Lane, Inc. Class A	797	53,694
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,267	719,099
Houlihan Lokey, Inc.	11,190	622,611
I3 Verticals, Inc. Class A (a)	14,115	426,979
Lazard Ltd. Class A	78,397	2,244,506
Open Lending Corp., Class A Lockup Shares (Acquired 6/10/20, Cost $246,380) (a) (c) (d)	24,638	353,432
OTC Markets Group, Inc. Class A	5,568	167,040
PennyMac Financial Services, Inc.	46,865	1,958,488
PRA Group, Inc. (a)	17,943	693,676
Raymond James Financial, Inc.	6,000	412,980
SLM Corp.	73,627	517,598
Synchrony Financial	7,223	160,062
Tradeweb Markets, Inc. Class A	23,000	1,337,220
Velocity Financial, Inc. (a)	741	2,927
Virtus Investment Partners, Inc.	3,508	407,945
		14,457,022
Financial Services — 0.0%
NerdWallet, Inc., Class A (Acquired 3/18/20, Cost $120,540) (a) (c) (d) (e)	17,220	120,540
Insurance — 3.1%
Assurant, Inc.	18,169	1,876,676
Assured Guaranty Ltd.	3,308	80,748
Axis Capital Holdings Ltd.	37,728	1,530,248
Brighthouse Financial, Inc. (a)	39,098	1,087,706
Brown & Brown, Inc.	50,561	2,060,866
BRP Group, Inc. (a)	13,684	236,323
CNA Financial Corp.	53,174	1,709,544
Employers Holdings, Inc.	6,466	194,950
Essent Group Ltd.	13,766	499,293
The Hanover Insurance Group, Inc.	5,160	522,863
James River Group Holdings Ltd.	4,475	201,375
Kemper Corp.	23,478	1,702,625
Loews Corp.	70,660	2,422,931
Marsh & McLennan Cos., Inc.	11,784	1,265,248
Palomar Holdings, Inc. (a)	11,788	1,010,939
Primerica, Inc.	507	59,116
ProAssurance Corp.	15,384	222,607
The Progressive Corp.	6,000	480,660
Radian Group, Inc.	38,990	604,735
RenaissanceRe Holdings Ltd.	390	66,702
Safety Insurance Group, Inc.	7,667	584,685
Selective Insurance Group, Inc.	14,512	765,363
Selectquote, Inc. (a)	12,561	318,170

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SelectQuote, Inc., Lockup Shares (Acquired 5/22/20, Cost $182,000) (a) (c) (d)	10,111	$243,306
State Auto Financial Corp.	24,957	445,482
Willis Towers Watson PLC	9,000	1,772,550
		21,965,711
Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	21,737	1,821,302
Private Equity — 0.2%
KKR & Co., Inc. Class A	42,000	1,296,960
Safeguard Scientifics, Inc.	11,064	77,448
		1,374,408
Real Estate — 0.5%
FirstService Corp.	27,281	2,748,561
FRP Holdings, Inc. (a)	2,190	88,870
IQHQ, Inc. (Acquired 10/30/19, Cost $118,485) (a) (c) (e)	7,899	121,724
McGrath RentCorp	7,337	396,271
		3,355,426
Real Estate Investment Trusts (REITS) — 3.4%
Acadia Realty Trust	20,142	261,443
American Assets Trust, Inc.	7,622	212,196
American Campus Communities, Inc.	25,599	894,941
Blackstone Mortgage Trust, Inc. Class A	6,482	156,151
Capstead Mortgage Corp.	56,637	310,937
Cedar Realty Trust, Inc.	122,510	121,285
Community Healthcare Trust, Inc.	3,000	122,700
CubeSmart	23,962	646,734
Douglas Emmett, Inc.	11,318	347,010
EastGroup Properties, Inc.	13,266	1,573,480
Equity Commonwealth	35,522	1,143,808
Equity Residential	20,074	1,180,753
Federal Realty Investment Trust	3,605	307,182
First Industrial Realty Trust, Inc.	15,538	597,281
Healthcare Realty Trust, Inc.	19,911	583,193
JBG SMITH Properties	43,812	1,295,521
Kilroy Realty Corp.	4,335	254,465
Paramount Group, Inc.	23,165	178,602
Pebblebrook Hotel Trust	17,097	233,545
PennyMac Mortgage Investment Trust	24,950	437,374
PotlatchDeltic Corp.	10,181	387,183
PS Business Parks, Inc.	9,950	1,317,380
Rayonier, Inc.	104,306	2,585,746
Redwood Trust, Inc.	26,948	188,636
Regency Centers Corp.	31,754	1,457,191
Rexford Industrial Realty, Inc.	14,600	604,878
Saul Centers, Inc.	13,098	422,672
Sunstone Hotel Investors, Inc.	54,908	447,500
Terreno Realty Corp.	20,092	1,057,643
Washington Real Estate Investment Trust	11,643	258,475
Weyerhaeuser Co.	193,512	4,346,280
		23,932,185
Savings & Loans — 0.5%
Capitol Federal Financial, Inc.	117,873	1,297,782
FS Bancorp, Inc.	2,924	112,778
Investors Bancorp, Inc.	29,622	251,787
Meridian Bancorp, Inc.	50,565	586,554
Pacific Premier Bancorp, Inc.	30,683	665,207
WSFS Financial Corp.	27,071	776,938
		3,691,046
		106,082,411
Industrial — 12.9%
Aerospace & Defense — 0.6%
Aerojet Rocketdyne Holdings, Inc. (a)	13,813	547,548
Kratos Defense & Security Solutions, Inc. (a)	20,630	322,447
L3 Harris Technologies, Inc.	6,000	1,018,020
Teledyne Technologies, Inc. (a)	7,217	2,244,126
Triumph Group, Inc.	54,730	493,117
		4,625,258
Building Materials — 1.3%
Armstrong World Industries, Inc.	29,563	2,304,731
Gibraltar Industries, Inc. (a)	12,534	601,757
JELD-WEN Holding, Inc. (a)	13,825	222,721
Lennox International, Inc.	6,049	1,409,357
Martin Marietta Materials, Inc.	2,000	413,140
PGT Innovations, Inc. (a)	17,360	272,205
SPX Corp. (a)	10,987	452,115
Stella-Jones, Inc.	15,205	382,365
Summit Materials, Inc. Class A (a)	43,205	694,736
Trex Co., Inc. (a)	7,178	933,642
UFP Industries, Inc.	14,245	705,270
Vulcan Materials Co.	9,295	1,076,826
		9,468,865
Electrical Components & Equipment — 0.5%
Belden, Inc.	33,255	1,082,450
Insteel Industries, Inc.	10,577	201,704
Littelfuse, Inc.	7,941	1,354,973
Novanta, Inc. (a)	9,581	1,022,963
		3,662,090
Electronics — 2.9%
Agilent Technologies, Inc.	39,000	3,446,430
Allegion PLC	3,000	306,660
Amphenol Corp. Class A	3,000	287,430
API Group Corp. (a) (f)	24,837	301,770
Badger Meter, Inc.	497	31,271
Brady Corp. Class A	6,406	299,929
Fortive Corp.	27,000	1,826,820
Keysight Technologies, Inc. (a)	25,000	2,519,500
Knowles Corp. (a)	34,283	523,159
Mesa Laboratories, Inc.	2,209	478,911
National Instruments Corp.	98,041	3,795,167
Roper Technologies, Inc.	13,812	5,362,647

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sensata Technologies Holding PLC (a)	29,000	$1,079,670
Stoneridge, Inc. (a)	9,700	200,402
		20,459,766
Engineering & Construction — 0.1%
Aegion Corp. (a)	41,413	657,225
Sarana Menara Nusantara Tbk PT	6,292,700	451,897
		1,109,122
Environmental Controls — 0.8%
Heritage-Crystal Clean, Inc. (a)	10,246	178,895
Stericycle, Inc. (a)	11,611	649,984
Tetra Tech, Inc.	4,249	336,181
Waste Connections, Inc.	45,730	4,289,017
		5,454,077
Hand & Machine Tools — 0.3%
Colfax Corp. (a)	49,000	1,367,100
MSA Safety, Inc.	4,461	510,517
		1,877,617
Machinery – Construction & Mining — 0.3%
BWX Technologies, Inc.	32,852	1,860,737
Vertiv Holdings Co. (a)	15,258	223,072
		2,083,809
Machinery – Diversified — 1.6%
AGCO Corp.	17,417	965,947
Alamo Group, Inc.	1,094	112,288
Cactus, Inc. Class A	19,224	396,591
Chart Industries, Inc. (a)	6,877	333,466
CIRCOR International, Inc. (a)	9,630	245,372
CNH Industrial NV (a)	81,283	567,830
Cognex Corp.	7,000	418,040
CSW Industrials, Inc.	5,652	390,610
Flowserve Corp.	7,245	206,627
Graco, Inc.	29,047	1,393,966
IDEX Corp.	15,000	2,370,600
Ingersoll Rand, Inc. (a)	100,227	2,818,383
Marel HF	10,511	53,533
Mueller Water Products, Inc. Class A	35,923	338,754
Xylem, Inc.	15,644	1,016,234
		11,628,241
Metal Fabricate & Hardware — 0.4%
AZZ, Inc.	11,508	394,954
Helios Technologies, Inc.	19,107	711,736
RBC Bearings, Inc. (a)	4,280	573,691
Rexnord Corp.	16,887	492,256
Strattec Security Corp.	5,100	81,294
Valmont Industries, Inc.	2,832	321,772
		2,575,703
Miscellaneous - Manufacturing — 1.2%
Enerpac Tool Group Corp.	27,970	492,272
ESCO Technologies, Inc.	16,974	1,434,812
Federal Signal Corp.	7,100	211,083
Haynes International, Inc.	8,608	201,083
John Bean Technologies Corp.	11,844	1,018,821
Myers Industries, Inc.	18,035	262,409
Raven Industries, Inc.	3,765	80,985
Textron, Inc.	152,639	5,023,350
		8,724,815
Packaging & Containers — 0.8%
Ball Corp.	56,000	3,891,440
Packaging Corp. of America	4,288	427,942
Sealed Air Corp.	32,000	1,051,200
		5,370,582
Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	27,890	2,204,983
CryoPort, Inc. (a) (b)	3,641	110,140
Expeditors International of Washington, Inc.	13,419	1,020,381
International Seaways, Inc.	8,864	144,838
J.B. Hunt Transport Services, Inc.	30,321	3,648,829
Kansas City Southern	1,338	199,750
Kirby Corp. (a)	2,932	157,038
Knight-Swift Transportation Holdings, Inc.	19,951	832,156
Landstar System, Inc.	8,324	934,869
Matson, Inc.	25,002	727,558
Old Dominion Freight Line, Inc.	15,607	2,646,791
Ryder System, Inc.	18,622	698,511
Saia, Inc. (a)	2,400	266,832
SEACOR Holdings, Inc. (a)	18,392	520,861
Tidewater, Inc. (a)	66,415	371,260
Universal Logistics Holdings, Inc.	6,670	115,925
US Xpress Enterprises, Inc. Class A (a) (b)	21,385	128,310
		14,729,032
		91,768,977
Technology — 12.7%
Computers — 0.5%
Cognizant Technology Solutions Corp. Class A	15,008	852,755
Conduent, Inc. (a)	27,275	65,187
Crowdstrike Holdings, Inc. Class A (a)	5,000	501,450
Cubic Corp.	23,687	1,137,687
Endava PLC Sponsored ADR (a)	13,891	670,935
Parsons Corp. (a)	15,659	567,482
		3,795,496
Semiconductors — 3.2%
Applied Materials, Inc.	39,908	2,412,439
Cabot Microelectronics Corp.	3,531	492,716
CTS Corp.	18,894	378,636
Entegris, Inc.	71,645	4,230,637
Inphi Corp. (a)	1,172	137,710

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lattice Semiconductor Corp. (a)	76,603	$2,174,759
Marvell Technology Group Ltd.	81,000	2,839,860
Maxim Integrated Products, Inc.	24,000	1,454,640
MaxLinear, Inc. (a)	14,930	320,398
Microchip Technology, Inc.	33,000	3,475,230
MKS Instruments, Inc.	1,515	171,559
Monolithic Power Systems, Inc.	800	189,600
Onto Innovation, Inc. (a)	5,786	196,955
Semtech Corp. (a)	8,547	446,324
Skyworks Solutions, Inc.	15,000	1,917,900
Xilinx, Inc.	20,000	1,967,800
		22,807,163
Software — 9.0%
Atlassian Corp. PLC Class A (a)	27,870	5,024,125
Bill.com Holdings, Inc. (a)	2,920	263,413
Black Knight, Inc. (a)	56,949	4,132,219
Broadridge Financial Solutions, Inc.	5,200	656,187
Ceridian HCM Holding, Inc. (a)	76,302	6,048,460
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (c) (d) (e)	5,148	109,448
Cloudflare, Inc. Class A (a) (b)	12,991	467,026
Computer Modelling Group Ltd.	45,203	158,157
Coupa Software, Inc. (a)	8,262	2,288,904
Covetrus, Inc. (a) (b)	91,926	1,644,556
Datadog, Inc. Class A (a)	38,713	3,366,095
The Descartes Systems Group, Inc. (a) (b)	47,454	2,510,317
DocuSign, Inc. (a)	36,966	6,365,915
Fiserv, Inc. (a)	18,000	1,757,160
Five9, Inc. (a)	24,398	2,700,127
HubSpot, Inc. (a)	11,171	2,506,214
Megaport Ltd. (a) (b)	48,759	407,404
MSCI, Inc.	9,667	3,227,038
Paycom Software, Inc. (a)	1,863	577,027
PDF Solutions, Inc. (a)	15,130	295,943
Phreesia, Inc. (a)	8,490	240,097
RealPage, Inc. (a)	34,030	2,212,290
Rosetta Stone, Inc. (a)	16,992	286,485
Schrodinger, Inc. /United States (a)	1,508	138,088
ServiceTitan, Inc. (Acquired 11/09/18, Cost $12,280) (a) (c) (d) (e)	467	15,783
Slack Technologies, Inc. Class A (a) (b)	15,000	466,350
Smartsheet, Inc. Class A (a)	4,767	242,736
Splunk, Inc. (a)	10,000	1,987,000
SS&C Technologies Holdings, Inc	26,000	1,468,480
Tabula Rasa HealthCare, Inc. (a) (b)	1,700	93,041
Toast Inc. (Acquired 9/14/18-3/27/19, Cost $26,707) (a) (c) (d) (e)	982	37,120
Twilio, Inc. Class A (a)	11,080	2,431,174
Veeva Systems, Inc. Class A (a)	23,596	5,531,374
Workday, Inc. Class A (a)	7,000	1,311,520
Workiva, Inc. (a)	1,773	94,838
Xero Ltd. (a)	18,021	1,122,224
Zynga, Inc. Class A (a)	138,788	1,324,037
		63,508,372
		90,111,031
Utilities — 2.9%
Electric — 1.7%
CenterPoint Energy, Inc.	79,768	1,489,268
Eversource Energy	6,000	499,620
FirstEnergy Corp.	76,960	2,984,509
MGE Energy, Inc.	8,497	548,141
PG&E Corp. (a) (b)	303,152	2,688,958
PNM Resources, Inc.	53,118	2,041,856
Portland General Electric Co.	9,859	412,205
Sempra Energy	13,000	1,523,990
		12,188,547
Gas — 0.9%
Atmos Energy Corp.	7,000	697,060
Chesapeake Utilities Corp.	15,140	1,271,760
National Fuel Gas Co.	15,645	655,995
ONE Gas, Inc.	24,901	1,918,622
RGC Resources, Inc.	4,180	101,031
Southwest Gas Holdings, Inc.	23,986	1,656,233
		6,300,701
Water — 0.3%
California Water Service Group	14,444	688,979
Middlesex Water Co.	9,107	611,808
SJW Group	11,117	690,477
		1,991,264
		20,480,512

TOTAL COMMON STOCK (Cost $643,727,037)		686,088,309

Preferred Stock — 0.9%
Communications — 0.0%
Internet — 0.0%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18, Cost $44,816) (a) (c) (d) (e)	5,266	30,520
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (c) (d) (e)	3,470	20,111
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (c) (d) (e)	8,410	73,000
		123,631
Consumer, Cyclical — 0.2%
Apparel — 0.0%
Allbirds, Inc., Series A, (Acquired 10/10/18, Cost $44,527) (a) (c) (d) (e)	4,060	52,316
Allbirds, Inc., Series B, (Acquired 10/10/18, Cost $7,787) (a) (c) (d) (e)	710	9,149
Allbirds, Inc., Series C, (Acquired 10/09/18, Cost $74,796) (a) (c) (d) (e)	6,820	87,881

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Allbirds, Inc., Series Seed, (Acquired 10/10/18, Cost $23,963) (a) (c) (d) (e)	2,185	$28,155
		177,501
Auto Manufacturers — 0.1%
Aurora Innovation, Inc., Series B, (Acquired 3/01/19, Cost $32,156) (a) (c) (d) (e)	3,480	32,156
Rivian Automotive, Inc., Series D, (Acquired 12/23/19, Cost $466,859) (a) (c) (d) (e)	43,453	466,859
		499,015
Retail — 0.1%
1stdibs.com, Inc., Series D, (Acquired 2/07/19, Cost $143,936) (a) (c) (d) (e)	28,724	134,141
A Place for Rover, Inc., Series G, (Acquired 5/11/18, Cost $106,965) (a) (c) (d) (e)	14,208	81,838
JAND, Inc., Series E, (Acquired 3/09/18, Cost $138,341) (a) (c) (d) (e)	8,802	171,578
JAND, Inc., Series F, (Acquired 4/03/20, Cost $279,901) (a) (c) (d) (e)	14,359	279,901
Rent the Runway, Inc., Series F, (Acquired 3/21/19, Cost $67,441) (a) (c) (d) (e)	3,017	44,473
Rent the Runway, Inc., Series G, (Acquired 4/30/20, Cost $40,744) (a) (c) (d) (e)	2,764	40,744
		752,675
Consumer, Non-cyclical — 0.2%
Agriculture — 0.1%
Bunge Ltd. Convertible 4.875% (a)	4,479	412,025
Farmer's Business Network, Inc., Series E, (Acquired 2/11/19, Cost $191,081)(a) (c) (d) (e)	8,198	141,400
		553,425
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Series E, (Acquired 7/30/19-9/09/19, Cost $88,178) (a) (c) (d) (e)	594	89,213
Insistro, Inc., Series B, (Acquired 5/21/20, Cost $34,456) (a) (c) (d) (e)	5,530	34,456
Kardium, Inc., Series D-5, (Acquired 11/29/18, Cost $29,906) (a) (c) (d) (e)	30,866	22,131
		145,800
Commercial Services — 0.0%
ZenPayroll, Inc., Series C, (Acquired 7/16/18, Cost $84,209) (a) (c) (d) (e)	11,076	147,448
ZenPayroll, Inc., Series D, (Acquired 7/16/19, Cost $187,638) (a) (c) (d) (e)	14,095	187,638
		335,086
Foods — 0.1%
Cava Group, Inc., Series E, (Acquired 6/23/20, Cost $314,000) (a) (c) (d) (e)	13,857	314,000
Roofoods, Ltd., Series G, (Acquired 5/16/19, Cost $21,731) (a) (c) (d) (e)	52	21,731
SweetGreen, Inc., Series G, (Acquired 2/27/18, Cost $35,793) (a) (c) (d) (e)	3,977	50,325
SweetGreen, Inc., Series I, (Acquired 9/13/19, Cost $67,408) (a) (c) (d) (e)	3,942	49,882
		435,938
Health Care – Products — 0.0%
Outset Medical, Inc., Series D, (Acquired 8/20/18, Cost $23,275) (a) (c) (d) (e)	7,484	21,734
Outset Medical, Inc., Series E, (Acquired 1/27/20, Cost $25,073) (a) (c) (d) (e)	11,397	25,073
Tempus Labs, Inc., Series D, (Acquired 3/16/18, Cost $21,326) (a) (c) (d) (e)	2,275	61,750
Tempus Labs, Inc., Series E, (Acquired 8/23/18, Cost $29,149) (a) (c) (d) (e)	1,741	48,544
Tempus Labs, Inc., Series F, (Acquired 4/30/19, Cost $17,059) (a) (c) (d) (e)	689	19,427
Tempus Labs, Inc., Series G, (Acquired 2/06/20, Cost $19,176) (a) (c) (d) (e)	500	14,190
		190,718
Pharmaceuticals — 0.0%
HashiCorp, Inc., Series E, (Acquired 3/13/20, Cost $60,038) (a) (c) (d) (e)	1,038	60,038
Haul Hub, Inc., Series B, (Acquired 2/14/20, Cost $74,693) (a) (c) (d) (e)	5,123	74,694
		134,732
		1,795,698
Financial — 0.1%
Diversified Financial Services — 0.1%
Convoy, Inc., Series C, (Acquired 9/14/18, Cost $127,740) (a) (c) (d) (e)	17,990	180,253
Convoy, Inc., Series D, (Acquired 10/30/19, Cost $417,858) (a) (c) (d) (e)	30,861	309,215

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stash Financial, Inc., Series F, (Acquired 4/24/20, Cost $126,801) (a) (c) (d) (e)	5,060	$126,801
		616,269
Insurance — 0.0%
Go Maps, Inc., Series B-1, (Acquired 5/15/19, Cost $1,626) (a) (c) (d) (e)	127	865
		617,134
Industrial — 0.2%
Electronics — 0.2%
Sartorius AG 0.290%	3,842	1,262,197
Technology — 0.2%
Computers — 0.0%
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (a) (c) (d) (e)	6,566	42,661
Internet — 0.1%
Doximity, Inc., Series C (Acquired 3/22/18, Cost $7,616) (a) (c) (d) (e)	1,767	20,497
Toast, Inc., Series B (Acquired 9/14/18, Cost $3,409) (a) (c) (d) (e)	197	7,447
Toast, Inc., Series D (Acquired 6/27/18, Cost $215,697) (a) (c) (d) (e)	12,463	471,101
Toast, Inc., Series E (Acquired 3/27/19, Cost $80,643) (a) (c) (d) (e)	1,477	55,831
Toast, Inc., Series F (Acquired 2/14/20, Cost $85,991) (a) (c) (d) (e)	1,892	71,518
		626,394
Software — 0.1%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (c) (d) (e)	7,811	174,829
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (c) (d) (e)	10,209	228,502
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (c) (d) (e)	2,443	161,849
DoorDash, Inc., Series H (Acquired 6/17/20, Cost $72,073) (a) (c) (d) (e)	314	72,073
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,781) (a) (c) (d) (e)	11,678	16,858
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (c) (d) (e)	3,743	185,952
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (c) (d) (e)	10	338
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (c) (d) (e)	4,744	160,332
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (c) (d) (e)	220	7,435
		1,008,168
		1,677,223

TOTAL PREFERRED STOCK (Cost $5,946,608)		6,905,075

TOTAL EQUITIES (Cost $649,673,645)		692,993,384

	Principal Amount
Bonds & Notes — 0.1%

Bank Loans — 0.0%
Internet — 0.0%
Uber Technologies, Inc., 2018 Term Loan, 1 mo. LIBOR + 4.000% 5.000% 4/04/25	$44,100	42,206

TOTAL BANK LOANS (Cost $43,191)		42,206

Corporate Debt — 0.1%
Investment Companies — 0.0%
Color Genomics, Inc., Promissory Note, (Acquired 1/13/20, Cost $55,121), 3.000% 6/30/21 (a) (c) (d) (e)	55,121	55,121
JetClosing, Inc., Promissory Note, (Acquired 2/06/20, Cost $5,769), 1.000% 7/31/21 (a) (c) (d) (e)	5,769	5,769
		60,890
Oil & Gas Services — 0.1%
Weatherford International Ltd. 11.000% 12/01/24 (f)	599,000	417,802

TOTAL CORPORATE DEBT (Cost $481,947)		478,692

TOTAL BONDS & NOTES (Cost $525,138)		520,898

	Number of Shares
Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (g)	674,387	674,387

TOTAL MUTUAL FUNDS (Cost $674,387)		674,387

Rights — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Progenic Pharmaceuticals Inc. (a) (d) (e)	25,104	—

TOTAL RIGHTS (Cost $0)		—

Warrants — 0.0%
Financial — 0.0%
Banks — 0.0%
Dogwood State Bank (Acquired 5/06/19, Cost $0) (a) (c) (d) (e)	800	—

Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (c) (d) (e)	1,432	3,953
		3,953
TOTAL WARRANTS (Cost $0)		3,953

TOTAL LONG-TERM INVESTMENTS (Cost $650,873,170)		694,192,622

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 2.6%
Mutual Fund — 2.2%
T. Rowe Price Government Reserve Investment Fund	15,600,741	$15,600,741

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (h)	$2,726,809	2,726,809

TOTAL SHORT-TERM INVESTMENTS (Cost $18,327,550)		18,327,550

TOTAL INVESTMENTS — 100.3% (Cost $669,200,720) (i)		712,520,172

Other Assets/(Liabilities) — (0.3)%		(2,382,300)

NET ASSETS — 100.0%		$710,137,872

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
LIBOR	London Inter-Bank Offered Rate

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $17,800,437 or 2.51% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $17,417,200 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $8,485,080 or 1.19% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $8,363,357 or 1.18% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $719,572 or 0.10% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $2,726,809. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $2,781,354.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.5%

U.S. Government Agency Obligations and Instrumentalities — 10.1%
Collateralized Mortgage Obligations — 3.9%
Government National Mortgage Association
Series 2016-121, Class JF, 1 mo. USD LIBOR + .400% 0.590% FRN 9/20/46	$364,532	$364,800
Series 2019-78, Class FB, 0.590% 6/20/49	243,712	243,797
Series 2019-112, Class GF, 1 mo. USD LIBOR + .430% 0.620% FRN 9/20/49	243,366	243,300
Series 2019-103, Class CF, 1 mo. USD LIBOR + .450% 0.640% FRN 8/20/49	328,421	329,235
Series 2019-111, Class FB, 1 mo. USD LIBOR + .450% 0.640% FRN 9/20/49	173,374	174,082
Series 2019-125, Class DF, 1 mo. USD LIBOR + .450% 0.640% FRN 10/20/49	267,512	268,265
Series 2020-7, Class KE, 2.500% 1/20/50	894,222	928,578
		2,552,057
Pass-Through Securities — 6.2%
Government National Mortgage Association II
Pool #MA6381 3.000% 1/20/35	424,495	448,079
Pool #MA6464 3.000% 2/20/50	895,429	928,897
Pool #MA6531 3.000% 3/20/50	452,409	469,318
Pool #BQ0937 3.500% 9/20/49	122,083	130,925
Pool #BQ7205 3.500% 10/20/49	111,941	122,588
Pool #BS37G2 3.500% 1/20/50	263,592	282,683
Pool #BS3771 3.500% 2/20/50	203,289	217,784
Pool #MA4588 4.500% 7/20/47	362,831	394,827
Pool #MA4781 5.000% 10/20/47	158,228	174,553
Pool #MA4840 5.000% 11/20/47	114,853	126,702
Pool #MA5653 5.000% 12/20/48	565,150	614,364
Pool #MA5820 5.500% 3/20/49	61,052	66,742
		3,977,462

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $6,482,305)		6,529,519

U.S. Treasury Obligations — 88.4%
U.S. Treasury Bonds & Notes — 88.4%
U.S. Treasury Bond
1.250% 5/15/50	1,115,000	1,071,487
2.000% 2/15/50	4,050,000	4,639,252
2.250% 8/15/46	2,505,000	2,970,243
2.250% 8/15/49	1,700,000	2,044,254
2.375% 11/15/49	1,500,000	1,852,662
2.500% 2/15/46	600,000	743,051
2.500% 5/15/46	3,925,000	4,867,648
2.750% 8/15/47	1,895,000	2,475,969
2.750% 11/15/47	2,660,000	3,479,854
2.875% 11/15/46	1,700,000	2,260,640
3.000% 2/15/47	1,210,000	1,647,975
3.000% 5/15/47	1,200,000	1,635,395
3.000% 2/15/48	1,400,000	1,916,458
3.000% 8/15/48	1,600,000	2,200,209
3.000% 2/15/49	1,700,000	2,347,259
3.125% 5/15/48 (a)	4,125,000	5,780,659
3.375% 11/15/48	1,650,000	2,424,003
4.375% 5/15/41	1,100,000	1,749,058
4.500% 2/15/36	683,000	1,045,918
U.S. Treasury Note
0.625% 5/15/30	1,080,000	1,077,164
1.125% 5/15/40	935,000	926,476
1.500% 2/15/30	5,015,000	5,421,661
2.875% 5/15/49	1,700,000	2,299,718
		56,877,013

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,784,634)		56,877,013

TOTAL BONDS & NOTES (Cost $56,266,939)		63,406,532

TOTAL LONG-TERM INVESTMENTS (Cost $56,266,939)		63,406,532

	Number of Shares
Short-Term Investments — 1.0%
Mutual Fund — 0.4%
T. Rowe Price Government Reserve Investment Fund	256,441	256,441

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (b)	$388,182	388,182

TOTAL SHORT-TERM INVESTMENTS (Cost $644,623)		644,623

TOTAL INVESTMENTS — 99.5% (Cost $56,911,562) (c)		64,051,155

Other Assets/(Liabilities) — 0.5%		303,737

NET ASSETS — 100.0%		$64,354,892

Abbreviation Legend

FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is pledged/held as collateral for open derivatives.
(b)	Maturity value of $388,182. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $395,976.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/20	285	$50,585,710	$304,603
U.S. Treasury Note 2 Year	9/30/20	15	3,310,289	2,133
U.S. Treasury Note 5 Year	9/30/20	18	2,254,808	8,551
				$315,287
Short
U.S. Treasury Note 10 Year	9/21/20	6	$(833,288)	$(1,743)
U.S. Treasury Ultra 10 Year	9/21/20	241	(37,783,710)	(170,024)
U.S. Treasury Ultra Bond	9/21/20	42	(9,038,035)	(124,528)
				$(296,295)

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 39.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,209,220	$19,905,074
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	194,287	2,294,527
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	165,003	1,557,624
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	971,155	11,207,130
MM S&P 500 Index Fund, Class I (a)	1,671,771	29,657,210
		64,621,565
Fixed Income Funds — 60.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,925,013	30,712,633
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	581,658	5,374,522
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,198,809	43,667,612
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	89,176	1,170,883
State Street Institutional U.S. Government Money Market Fund	5,809,687	5,809,687
T. Rowe Price Dynamic Global Bond Fund, Class I	490,022	4,733,615
T. Rowe Price Floating Rate Fund, Class I	101,272	921,576
T. Rowe Price High Yield Fund, Inc. Class I	455,163	2,822,012
T. Rowe Price Institutional Floating Rate Fund	84,812	787,053
T. Rowe Price Institutional High Yield Fund	276,928	2,276,349
		98,275,942

TOTAL MUTUAL FUNDS (Cost $160,917,365)		162,897,507

TOTAL LONG-TERM INVESTMENTS (Cost $160,917,365)		162,897,507

TOTAL INVESTMENTS — 100.0% (Cost $160,917,365) (b)		162,897,507

Other Assets/(Liabilities) — (0.0)%		(28,781)

NET ASSETS — 100.0%		$162,868,726

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 36.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	380,511	$3,428,405
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	37,101	438,164
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	29,495	278,429
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	164,854	1,902,415
MM S&P 500 Index Fund, Class I (a)	289,196	5,130,343
		11,177,756
Fixed Income Funds — 63.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	784,220	8,234,305
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	167,486	1,547,571
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	518,152	5,388,779
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	23,587	309,695
State Street Institutional U.S. Government Money Market Fund	1,058,597	1,058,597
T. Rowe Price Dynamic Global Bond Fund, Class I	132,642	1,281,324
T. Rowe Price Floating Rate Fund, Class I	22,914	208,521
T. Rowe Price High Yield Fund, Inc. Class I	119,980	743,875
T. Rowe Price Institutional Floating Rate Fund	29,909	277,553
T. Rowe Price Institutional High Yield Fund	76,258	626,844
		19,677,064

TOTAL MUTUAL FUNDS (Cost $29,828,851)		30,854,820

TOTAL LONG-TERM INVESTMENTS (Cost $29,828,851)		30,854,820

TOTAL INVESTMENTS — 100.0% (Cost $29,828,851) (b)		30,854,820

Other Assets/(Liabilities) — (0.0)%		(723)

NET ASSETS — 100.0%		$30,854,097

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 41.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,939,349	$17,473,534
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	185,771	2,193,950
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	148,230	1,399,290
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	837,682	9,666,855
MM S&P 500 Index Fund, Class I (a)	1,488,198	26,400,632
		57,134,261
Fixed Income Funds — 58.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,199,095	33,590,498
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	677,394	6,259,125
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,046,253	21,281,033
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	117,117	1,537,743
State Street Institutional U.S. Government Money Market Fund	4,692,202	4,692,202
T. Rowe Price Dynamic Global Bond Fund, Class I	534,778	5,165,956
T. Rowe Price Floating Rate Fund, Class I	89,786	817,048
T. Rowe Price High Yield Fund, Inc. Class I	456,833	2,832,362
T. Rowe Price Institutional Floating Rate Fund	116,741	1,083,356
T. Rowe Price Institutional High Yield Fund	318,209	2,615,682
		79,875,005

TOTAL MUTUAL FUNDS (Cost $133,142,515)		137,009,266

TOTAL LONG-TERM INVESTMENTS (Cost $133,142,515)		137,009,266

TOTAL INVESTMENTS — 100.0% (Cost $133,142,515) (b)		137,009,266

Other Assets/(Liabilities) — (0.0)%		(44,093)

NET ASSETS — 100.0%		$136,965,173

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 47.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,183,236	$19,670,960
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	840,740	9,929,141
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	164,759	1,555,329
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	949,960	10,962,540
MM S&P 500 Index Fund, Class I (a)	1,228,864	21,800,046
		63,918,016
Fixed Income Funds — 52.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,978,080	31,269,844
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	615,145	5,683,940
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,635,096	17,005,001
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	121,536	1,595,768
State Street Institutional U.S. Government Money Market Fund	4,563,151	4,563,151
T. Rowe Price Dynamic Global Bond Fund, Class I	498,149	4,812,119
T. Rowe Price Floating Rate Fund, Class I	86,107	783,578
T. Rowe Price High Yield Fund, Inc. Class I	442,689	2,744,670
T. Rowe Price Institutional Floating Rate Fund	99,146	920,071
T. Rowe Price Institutional High Yield Fund	270,287	2,221,762
		71,599,904

TOTAL MUTUAL FUNDS (Cost $131,835,366)		135,517,920

TOTAL LONG-TERM INVESTMENTS (Cost $131,835,366)		135,517,920

TOTAL INVESTMENTS — 100.0% (Cost $131,835,366) (b)		135,517,920

Other Assets/(Liabilities) — (0.0)%		(24,192)

NET ASSETS — 100.0%		$135,493,728

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 54.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	12,912,983	$116,345,979
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,046,424	83,218,268
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	991,683	9,361,492
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,851,891	67,530,818
MM S&P 500 Index Fund, Class I (a)	6,206,325	110,100,204
		386,556,761
Fixed Income Funds — 45.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	14,109,353	148,148,206
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,671,415	24,683,870
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	5,560,307	57,827,197
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	662,987	8,705,022
State Street Institutional U.S. Government Money Market Fund	26,625,383	26,625,383
T. Rowe Price Dynamic Global Bond Fund, Class I	2,288,560	22,107,487
T. Rowe Price Floating Rate Fund, Class I	358,805	3,265,123
T. Rowe Price High Yield Fund, Inc. Class I	1,986,899	12,318,776
T. Rowe Price Institutional Floating Rate Fund	483,205	4,484,146
T. Rowe Price Institutional High Yield Fund	1,225,454	10,073,234
		318,238,444

TOTAL MUTUAL FUNDS (Cost $681,580,907)		704,795,205

TOTAL LONG-TERM INVESTMENTS (Cost $681,580,907)		704,795,205

TOTAL INVESTMENTS — 100.0% (Cost $681,580,907) (b)		704,795,205

Other Assets/(Liabilities) — (0.0)%		(253,814)

NET ASSETS — 100.0%		$704,541,391

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 65.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	11,793,340	$106,257,991
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	8,994,024	106,219,429
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	884,657	8,351,162
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	5,268,124	60,794,152
MM S&P 500 Index Fund, Class I (a)	4,266,970	75,696,039
		357,318,773
Fixed Income Funds — 35.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	9,218,010	96,789,108
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	1,645,278	15,202,367
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,902,100	19,781,841
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	576,564	7,570,289
State Street Institutional U.S. Government Money Market Fund	20,128,482	20,128,482
T. Rowe Price Dynamic Global Bond Fund, Class I	1,506,151	14,549,414
T. Rowe Price Floating Rate Fund, Class I	251,262	2,286,482
T. Rowe Price High Yield Fund, Inc. Class I	1,365,675	8,467,187
T. Rowe Price Institutional Floating Rate Fund	277,809	2,578,064
T. Rowe Price Institutional High Yield Fund	647,892	5,325,674
		192,678,908

TOTAL MUTUAL FUNDS (Cost $532,731,973)		549,997,681

TOTAL LONG-TERM INVESTMENTS (Cost $532,731,973)		549,997,681

TOTAL INVESTMENTS — 100.0% (Cost $532,731,973) (b)		549,997,681

Other Assets/(Liabilities) — (0.0)%		(168,057)

NET ASSETS — 100.0%		$549,829,624

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 73.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	29,587,746	$266,585,589
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	27,731,720	327,511,612
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,196,426	20,734,257
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	13,517,138	155,987,771
MM S&P 500 Index Fund, Class I (a)	8,026,613	142,392,115
		913,211,344
Fixed Income Funds — 26.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	16,632,827	174,644,680
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,706,648	25,009,426
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,488,004	15,475,238
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	1,312,667	17,235,320
State Street Institutional U.S. Government Money Market Fund	40,195,018	40,195,018
T. Rowe Price Dynamic Global Bond Fund, Class I	2,639,974	25,502,153
T. Rowe Price Floating Rate Fund, Class I	425,268	3,869,942
T. Rowe Price High Yield Fund, Inc. Class I	2,052,120	12,723,144
T. Rowe Price Institutional Floating Rate Fund	503,467	4,672,174
T. Rowe Price Institutional High Yield Fund	1,187,656	9,762,532
		329,089,627

TOTAL MUTUAL FUNDS (Cost $1,197,361,233)		1,242,300,971

TOTAL LONG-TERM INVESTMENTS (Cost $1,197,361,233)		1,242,300,971

TOTAL INVESTMENTS — 100.0% (Cost $1,197,361,233) (b)		1,242,300,971

Other Assets/(Liabilities) — (0.0)%		(450,473)

NET ASSETS — 100.0%		$1,241,850,498

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 80.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	13,306,430	$119,890,936
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	13,880,039	163,923,258
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	978,813	9,239,995
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,078,011	70,140,252
MM S&P 500 Index Fund, Class I (a)	2,773,213	49,196,791
		412,391,232
Fixed Income Funds — 19.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,164,162	54,223,699
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	854,389	7,894,554
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	501,973	6,590,900
State Street Institutional U.S. Government Money Market Fund	13,473,953	13,473,953
T. Rowe Price Dynamic Global Bond Fund, Class I	835,065	8,066,726
T. Rowe Price Floating Rate Fund, Class I	133,451	1,214,402
T. Rowe Price High Yield Fund, Inc. Class I	542,406	3,362,915
T. Rowe Price Institutional Floating Rate Fund	159,959	1,484,422
T. Rowe Price Institutional High Yield Fund	351,865	2,892,327
		99,203,898

TOTAL MUTUAL FUNDS (Cost $493,496,857)		511,595,130

TOTAL LONG-TERM INVESTMENTS (Cost $493,496,857)		511,595,130

TOTAL INVESTMENTS — 100.0% (Cost $493,496,857) (b)		511,595,130

Other Assets/(Liabilities) — (0.0)%		(147,460)

NET ASSETS — 100.0%		$511,447,670

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 86.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	26,627,557	$239,914,287
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	29,948,215	353,688,416
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,879,541	17,742,869
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	12,173,256	140,479,370
MM S&P 500 Index Fund, Class I (a)	4,271,072	75,768,809
		827,593,751
Fixed Income Funds — 13.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,311,035	66,265,871
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	915,424	8,458,517
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	785,147	10,308,984
State Street Institutional U.S. Government Money Market Fund	21,655,880	21,655,880
T. Rowe Price Dynamic Global Bond Fund, Class I	1,029,385	9,943,856
T. Rowe Price Floating Rate Fund, Class I	150,106	1,365,962
T. Rowe Price High Yield Fund, Inc. Class I	609,279	3,777,533
T. Rowe Price Institutional Floating Rate Fund	188,105	1,745,613
T. Rowe Price Institutional High Yield Fund	367,545	3,021,218
		126,543,434

TOTAL MUTUAL FUNDS (Cost $920,224,933)		954,137,185

TOTAL LONG-TERM INVESTMENTS (Cost $920,224,933)		954,137,185

TOTAL INVESTMENTS — 100.0% (Cost $920,224,933) (b)		954,137,185

Other Assets/(Liabilities) — (0.0)%		(346,929)

NET ASSETS — 100.0%		$953,790,256

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 91.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,745,086	$96,813,223
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	12,380,734	146,216,466
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	745,771	7,040,082
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,807,682	55,480,655
MM S&P 500 Index Fund, Class I (a)	1,602,583	28,429,817
		333,980,243
Fixed Income Funds — 8.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,263,841	13,270,331
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	174,697	1,614,201
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	217,241	2,852,375
State Street Institutional U.S. Government Money Market Fund	10,234,634	10,234,634
T. Rowe Price Dynamic Global Bond Fund, Class I	232,950	2,250,300
T. Rowe Price Floating Rate Fund, Class I	31,572	287,302
T. Rowe Price High Yield Fund, Inc. Class I	98,418	610,191
T. Rowe Price Institutional Floating Rate Fund	40,802	378,641
T. Rowe Price Institutional High Yield Fund	81,115	666,761
		32,164,736

TOTAL MUTUAL FUNDS (Cost $352,542,993)		366,144,979

TOTAL LONG-TERM INVESTMENTS (Cost $352,542,993)		366,144,979

TOTAL INVESTMENTS — 100.0% (Cost $352,542,993) (b)		366,144,979

Other Assets/(Liabilities) — (0.0)%		(116,444)

NET ASSETS — 100.0%		$366,028,535

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 91.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	17,141,362	$154,443,673
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	19,730,504	233,017,248
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,198,071	11,309,794
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	7,646,017	88,235,032
MM S&P 500 Index Fund, Class I (a)	2,578,145	45,736,288
		532,742,035
Fixed Income Funds — 8.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,019,515	21,204,906
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	280,746	2,594,095
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	346,959	4,555,576
State Street Institutional U.S. Government Money Market Fund	16,195,369	16,195,369
T. Rowe Price Dynamic Global Bond Fund, Class I	372,938	3,602,579
T. Rowe Price Floating Rate Fund, Class I	38,049	346,241
T. Rowe Price High Yield Fund, Inc. Class I	153,272	950,285
T. Rowe Price Institutional Floating Rate Fund	76,691	711,696
T. Rowe Price Institutional High Yield Fund	133,382	1,096,397
		51,257,144

TOTAL MUTUAL FUNDS (Cost $563,583,174)		583,999,179

TOTAL LONG-TERM INVESTMENTS (Cost $563,583,174)		583,999,179

TOTAL INVESTMENTS — 100.0% (Cost $563,583,174) (b)		583,999,179

Other Assets/(Liabilities) — (0.0)%		(205,940)

NET ASSETS — 100.0%		$583,793,239

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 91.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	5,758,858	$51,887,312
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	6,615,589	78,130,102
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	403,016	3,804,474
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,547,517	29,398,341
MM S&P 500 Index Fund, Class I (a)	851,259	15,101,335
		178,321,564
Fixed Income Funds — 8.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	669,034	7,024,854
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	94,787	875,829
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	113,674	1,492,535
State Street Institutional U.S. Government Money Market Fund	5,622,896	5,622,896
T. Rowe Price Dynamic Global Bond Fund, Class I	121,567	1,174,336
T. Rowe Price Floating Rate Fund, Class I	11,430	104,011
T. Rowe Price High Yield Fund, Inc. Class I	50,231	311,432
T. Rowe Price Institutional Floating Rate Fund	25,263	234,440
T. Rowe Price Institutional High Yield Fund	42,893	352,578
		17,192,911

TOTAL MUTUAL FUNDS (Cost $188,363,586)		195,514,475

TOTAL LONG-TERM INVESTMENTS (Cost $188,363,586)		195,514,475

TOTAL INVESTMENTS — 100.0% (Cost $188,363,586) (b)		195,514,475

Other Assets/(Liabilities) — (0.0)%		(57,171)

NET ASSETS — 100.0%		$195,457,304

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 91.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,598,797	$14,405,160
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,839,226	21,721,257
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	112,749	1,064,352
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	705,278	8,138,909
MM S&P 500 Index Fund, Class I (a)	229,728	4,075,367
		49,405,045
Fixed Income Funds — 8.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	184,645	1,938,768
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	22,817	210,830
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a)	33,963	445,934
State Street Institutional U.S. Government Money Market Fund	1,517,606	1,517,606
T. Rowe Price Dynamic Global Bond Fund, Class I	33,328	321,948
T. Rowe Price Floating Rate Fund, Class I	6,096	55,477
T. Rowe Price High Yield Fund, Inc. Class I	20,169	125,051
T. Rowe Price Institutional Floating Rate Fund	5,287	49,066
T. Rowe Price Institutional High Yield Fund	8,096	66,552
		4,731,232

TOTAL MUTUAL FUNDS (Cost $52,044,782)		54,136,277

TOTAL LONG-TERM INVESTMENTS (Cost $52,044,782)		54,136,277

TOTAL INVESTMENTS — 100.0% (Cost $52,044,782) (b)		54,136,277

Other Assets/(Liabilities) — (0.0)%		(11,578)

NET ASSETS — 100.0%		$54,124,699

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund ("Strategic Bond Fund")

MassMutual Select BlackRock Global Allocation Fund ("MM Select BlackRock Global Allocation Fund")

MassMutual Select Diversified Value Fund ("Diversified Value Fund")

MassMutual Select Fundamental Value Fund ("Fundamental Value Fund")

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund ("Fundamental Growth Fund")

MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund")

MassMutual Select Growth Opportunities Fund ("Growth Opportunities Fund")

MassMutual Select Mid-Cap Value Fund ("Mid-Cap Value Fund")

MassMutual Select Small Cap Value Equity Fund ("Small Cap Value Equity Fund")

MassMutual Select Small Company Value Fund ("Small Company Value Fund")

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund ("Overseas Fund")

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

MassMutual Select 20/80 Allocation Fund (formerly known as MassMutual RetireSMARTSM Conservative Fund) ("20/80 Allocation Fund")

MassMutual Select 40/60 Allocation Fund (formerly known as MassMutual RetireSMARTSM Moderate Fund) ("40/60 Allocation Fund")

MassMutual Select 60/40 Allocation Fund (formerly known as MassMutual RetireSMARTSM Moderate Growth Fund) ("60/40 Allocation Fund")

MassMutual Select 80/20 Allocation Fund (formerly known as MassMutual RetireSMARTSM Growth Fund) ("80/20 Allocation Fund")

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund ("MM RetireSMART by JPMorgan In Retirement Fund")

MassMutual RetireSMARTSM by JPMorgan 2020 Fund ("MM RetireSMART by JPMorgan 2020 Fund")

MassMutual RetireSMARTSM by JPMorgan 2025 Fund ("MM RetireSMART by JPMorgan 2025 Fund")

MassMutual RetireSMARTSM by JPMorgan 2030 Fund ("MM RetireSMART by JPMorgan 2030 Fund")

MassMutual RetireSMARTSM by JPMorgan 2035 Fund ("MM RetireSMART by JPMorgan 2035 Fund")

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund ("MM RetireSMART by JPMorgan 2040 Fund")

MassMutual RetireSMARTSM by JPMorgan 2045 Fund ("MM RetireSMART by JPMorgan 2045 Fund")

MassMutual RetireSMARTSM by JPMorgan 2050 Fund ("MM RetireSMART by JPMorgan 2050 Fund")

MassMutual RetireSMARTSM by JPMorgan 2055 Fund ("MM RetireSMART by JPMorgan 2055 Fund")

MassMutual RetireSMARTSM by JPMorgan 2060 Fund ("MM RetireSMART by JPMorgan 2060 Fund")

MM Select Equity Asset Fund ("Equity Asset Fund")

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Select Target Allocation Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Barings Funds (advised by Barings LLC (“Barings”), a wholly-owned, indirect subsidiary of MassMutual), and non-affiliated mutual funds (together, the “MM Select Target Allocation Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of series of the Trust and MassMutual Premier Funds, Barings Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of series of the Trust and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Select Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Basis of Consolidation

The accompanying portfolio of investments for the MM Select BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the MM Select BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the MM Select BlackRock Global Allocation Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the MM Select BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The MM Select BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2020, the MM Select BlackRock Global Allocation Fund’s net assets were approximately $579,605,422, of which approximately $18,363,484 or approximately 3.17%, represents the Subsidiary’s net assets.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the MM Select Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fundamental Value Fund, Fundamental Growth Fund, and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2020. The MM Select Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of June 30, 2020. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2020, for the remaining Funds' investments:

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$11,469,685	$—	$11,469,685
Corporate Debt	—	244,561,466	—	244,561,466
Municipal Obligations	—	4,922,831	—	4,922,831
Non-U.S. Government Agency Obligations	—	115,403,833	—	115,403,833
Sovereign Debt Obligations	—	6,979,598	—	6,979,598
U.S. Government Agency Obligations and Instrumentalities	—	322,380,797	—	322,380,797
U.S. Treasury Obligations	—	117,525,661	—	117,525,661
Short-Term Investments	—	147,802,308	—	147,802,308
Total Investments	$—	$971,046,179	$—	$971,046,179
Asset Derivatives
Futures Contracts	$113,050	$—	$—	$113,050
Liability Derivatives
Futures Contracts	$(49,858)	$—	$—	$(49,858)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans(Less Unfunded Loan Commitments)	$—	$33,236,880	$—	$33,236,880
Corporate Debt	—	286,272,209	—	286,272,209
Municipal Obligations	—	506,355	—	506,355
Non-U.S. Government Agency Obligations	—	72,500,347	—	72,500,347
Sovereign Debt Obligations	—	61,395,586	—	61,395,586
U.S. Government Agency Obligations and Instrumentalities	—	159,737,643	298,313	160,035,956
U.S. Treasury Obligations	—	58,292,036	—	58,292,036
Purchased Options	—	62,498	—	62,498
Short-Term Investments	—	39,913,454	—	39,913,454
Unfunded Loan Commitments**	—	(3,416)	—	(3,416)
Total Investments	$—	$711,913,592	$298,313	$712,211,905
Asset Derivatives
Forward Contracts	$—	$2,849,790	$—	$2,849,790
Futures Contracts	2,825,880	—	—	2,825,880
Swap Agreements	—	3,943,623	—	3,943,623
Total	$2,825,880	$6,793,413	$—	$9,619,293
Liability Derivatives
Forward Contracts	$—	$(2,064,092)	$—	$(2,064,092)
Futures Contracts	(1,923,129)	—	—	(1,923,129)
Swap Agreements	—	(10,870,376)	—	(10,870,376)
Written Options	(142,469)	(773,293)	—	(915,762)
Total	$(2,065,598)	$(13,707,761)	$—	$(15,773,359)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select BlackRock Global Allocation Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Australia	$4,961	$334,140	$307,559		$646,660
Belgium	—	740,431	—		740,431
Bermuda	699,687	335,799	—		1,035,486
Brazil	134,853	—	—		134,853
Canada	3,840,711	—	—		3,840,711
Cayman Islands	2,375,747	5,509,217	—		7,884,964
Chile	18,702	—	—		18,702
China	848,200	3,237,451	—		4,085,651
Denmark	—	357,954	—		357,954
Finland	—	1,319,791	—		1,319,791
France	—	12,401,778	—		12,401,778
Germany	—	9,046,431	—		9,046,431
Hong Kong	—	4,640,267	—		4,640,267
India	—	3,112,172	—		3,112,172
Indonesia	—	180,281	—		180,281
Ireland	67,207	—	—		67,207
Italy	—	9,565,098	—		9,565,098
Japan	—	13,566,457	—		13,566,457
Mexico	15,717	—	—		15,717
Netherlands	1,948,368	14,428,949	—		16,377,317
Poland	—	4,492	—		4,492
Portugal	—	128,964	—		128,964
Republic of Korea	—	1,008,505	—		1,008,505
Saudi Arabia	—	2,487	—		2,487
Singapore	—	1,693,282	—		1,693,282
South Africa	—	35,290	—		35,290
Spain	—	1,685,002	—		1,685,002
Sweden	—	22,661	—		22,661
Switzerland	1,340,300	6,598,367	—		7,938,667
Taiwan	—	5,252,540	—		5,252,540
Thailand	270,836	42,389	—		313,225
Turkey	—	27,780	—		27,780
United Kingdom	1,754,483	5,220,017	—	+	6,974,500
United States	227,980,514	258	18,073		227,998,845
Preferred Stock*
Brazil	133,704	—	—		133,704
United Kingdom	366,000	—	—		366,000
United States	2,731,551	—	3,187,221		5,918,772
Bank Loans	—	3,643,552	—		3,643,552
Corporate Debt	—	40,053,930	2,317,637		42,371,567
Non-U.S. Government Agency Obligations	—	4,648,863	—		4,648,863
Sovereign Debt Obligations	—	31,280,700	—		31,280,700
U.S. Government Agency Obligations and Instrumentalities	—	11,719,933	—		11,719,933
U.S. Treasury Obligations	—	48,844,603	—		48,844,603
Mutual Funds	25,730,046	—	—		25,730,046
Purchased Options	4,249,973	2,267,491	—		6,517,464
Rights	498	456	—		954
Short-Term Investments	—	74,043,278	—		74,043,278
Total Investments	$274,512,058	$317,001,056	$5,830,490		$597,343,604
Liability Investments
Equities Sold Short	$—	$(426,828)	$—		$(426,828)
Asset Derivatives
Forward Contracts	$—	$795,941	$—		$795,941
Futures Contracts	517,316	—	—		517,316
Swap Agreements	—	933,559	—		933,559
Total	$517,316	$1,729,500	$—		$2,246,816
Liability Derivatives
Forward Contracts	$—	$(903,388)	$—		$(903,388)
Futures Contracts	(426,040)	—	—		(426,040)
Swap Agreements	—	(1,438,703)	—		(1,438,703)
Written Options	(3,371,085)	(2,157,926)	—		(5,529,011)
Total	$(3,797,125)	$(4,500,017)	$—		$(8,297,142)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$299,751,842	$4,535,023	*	$—	$304,286,865
Preferred Stock	3,789,463	—		—	3,789,463
Mutual Funds	2,567,208	—		—	2,567,208
Short-Term Investments	104	2,580,391		—	2,580,495
Total Investments	$306,108,617	$7,115,414		$—	$313,224,031

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$3,055,624,383	$—	$—	$3,055,624,383
Rights	7,748	—	—	7,748
Mutual Funds	1,307,236	—	—	1,307,236
Short-Term Investments	—	7,364,609	—	7,364,609
Total Investments	$3,056,939,367	$7,364,609	$—	$3,064,303,976
Asset Derivatives
Futures Contracts	$467,741	$—	$—	$467,741

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Opportunities Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$579,186,157	$22,798,073	*	$—	$601,984,230
Preferred Stock	5,623,767	—		—	5,623,767
Mutual Funds	768,614	—		—	768,614
Short-Term Investments	1,053	2,457,543		—	2,458,596
Total Investments	$585,579,591	$25,255,616		$—	$610,835,207

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$3,626,717,368	$115,261,555	*	$4,202,305	$3,746,181,228
Mutual Funds	819,157	—		—	819,157
Short-Term Investments	1,075	9,525,767		—	9,526,842
Total Investments	$3,627,537,600	$124,787,322		$4,202,305	$3,756,527,227

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid-Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$74,800,357	$6,349,624	*	$—	$81,149,981
Mutual Funds	2,698,098	—		—	2,698,098
Short-Term Investments	—	1,784,054		—	1,784,054
Total Investments	$77,498,455	$8,133,678		$—	$85,632,133
Asset Derivatives
Forward Contracts	$—	$30,057		$—	$30,057
Liability Derivatives
Forward Contracts	$—	$(577)		$—	$(577)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Value Equity Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$70,777,175	$1,455,039	*	$—	+	$72,232,214
Mutual Funds	478,595	—		—		478,595
Short-Term Investments	—	2,248,379		—		2,248,379
Total Investments	$71,255,770	$3,703,418		$—		$74,959,188

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$159,445,272	$—	$—	+	$159,445,272
Mutual Funds	1,508,226	—	—		1,508,226
Short-Term Investments	—	2,957,231	—		2,957,231
Total Investments	$160,953,498	$2,957,231	$—		$163,910,729

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P Mid Cap Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$379,035,992	$1,285,118	$—	$380,321,110
Mutual Funds	2,540,070	—	—	2,540,070
Short-Term Investments	—	7,818,216	—	7,818,216
Total Investments	$381,576,062	$9,103,334	$—	$390,679,396
Asset Derivatives
Futures Contracts	$117,490	$—	$—	$117,490

Notes to Portfolio of Investments (Unaudited) (Continued)

Russell 2000 Small Cap Index Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$253,769,494	$729,572	$—	+	$254,499,066
Preferred Stock	72,818	—	—		72,818
Warrants	—	—	169		169
Rights	—	—	10,471		10,471
Mutual Funds	7,753,946	—	—		7,753,946
Short-Term Investments	—	4,281,937	—		4,281,937
Total Investments	$261,596,258	$5,011,509	$10,640		$266,618,407
Asset Derivatives
Futures Contracts	$196,565	$—	$—		$196,565

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$8,115,676,801	$—	$5,941,312	$8,121,618,113
Preferred Stock	—	—	20,661,571	20,661,571
Mutual Funds	28,451,997	—	—	28,451,997
Short-Term Investments	153,732,266	49,795,163	—	203,527,429
Total Investments	$8,297,861,064	$49,795,163	$26,602,883	$8,374,259,110

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$544,651,862	$2,807,794	$16,480	$547,476,136
Preferred Stock	—	—	1,299,228	1,299,228
Warrants	—	9,348	—	9,348
Mutual Funds	11,868,702	—	—	11,868,702
Short-Term Investments	—	11,216,920	—	11,216,920
Total Investments	$556,520,564	$14,034,062	$1,315,708	$571,870,334

Notes to Portfolio of Investments (Unaudited) (Continued)

MSCI EAFE International Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$40,366	$13,521,981	$—	$13,562,347
Austria	—	355,247	—	355,247
Belgium	—	1,835,858	—	1,835,858
Bermuda	—	403,330	—	403,330
Cayman Islands	166,576	1,073,329	—	1,239,905
Denmark	—	4,744,045	—	4,744,045
Finland	—	2,410,682	—	2,410,682
France	—	20,893,282	—	20,893,282
Germany	75,773	17,304,722	—	17,380,495
Hong Kong	—	5,302,991	—	5,302,991
Ireland	—	1,566,422	—	1,566,422
Israel	671,561	617,917	—	1,289,478
Italy	—	3,831,941	—	3,831,941
Japan	—	51,635,491	—	51,635,491
Luxembourg	—	429,649	—	429,649
Netherlands	442,245	10,003,134	—	10,445,379
New Zealand	—	660,002	—	660,002
Norway	—	1,053,398	—	1,053,398
Papua New Guinea	—	64,867	—	64,867
Portugal	—	352,075	—	352,075
Singapore	—	2,264,245	—	2,264,245
Spain	—	4,887,898	—	4,887,898
Sweden	—	5,840,527	—	5,840,527
Switzerland	—	21,079,853	—	21,079,853
United Kingdom	117,434	28,449,263	—	28,566,697
Preferred Stock*
Germany	—	1,102,854	—	1,102,854
Italy	—	28,465	—	28,465
Mutual Funds	2,138,848	—	—	2,138,848
Rights	—	32,398	—	32,398
Total Investments	$3,652,803	$201,745,866	$—	$205,398,669
Asset Derivatives
Forward Contracts	—	2,300	—	2,300
Futures Contracts	31,929	—	—	31,929
Total	$31,929	$2,300	$—	$34,229
Liability Derivatives
Forward Contracts	—	(17,288)	—	(17,288)
Futures Contracts	(10,501)	—	—	(10,501)
Total	$(10,501)	$(17,288)	$—	$(27,789)

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$7,257,934	$—	$7,257,934
Belgium	—	4,743,885	—	4,743,885
Brazil	1,211,224	—	—	1,211,224
Canada	14,800,991	—	—	14,800,991
Cayman Islands	4,003,502	4,070,017	—	8,073,519
Denmark	—	10,379,376	—	10,379,376
Finland	—	1,737,252	—	1,737,252
France	—	89,147,385	—	89,147,385
Germany	—	69,435,617	—	69,435,617
Hong Kong	—	9,753,808	—	9,753,808
India	—	10,186,605	—	10,186,605
Indonesia	—	2,194,787	—	2,194,787
Ireland	7,500,201	3,960,744	—	11,460,945
Israel	4,588,228	—	—	4,588,228
Italy	—	13,857,081	—	13,857,081
Japan	—	60,780,055	—	60,780,055
Mexico	1,554,708	—	—	1,554,708
Netherlands	—	28,027,061	—	28,027,061
Portugal	—	1,677,292	—	1,677,292
Republic of Korea	—	5,443,346	—	5,443,346
Singapore	—	3,410,543	—	3,410,543
South Africa	—	4,615,486	—	4,615,486
Spain	—	8,232,009	—	8,232,009
Sweden	—	14,602,636	—	14,602,636
Switzerland	—	69,868,660	—	69,868,660
Taiwan	5,060,705	370,371	—	5,431,076
United Kingdom	3,407,274	86,817,565	—	90,224,839
United States	2,858,386	—	—	2,858,386
Preferred Stock*
Germany	—	1,134,175	—	1,134,175
Mutual Funds	877,145	—	—	877,145
Short-Term Investments	—	12,494,277	—	12,494,277
Total Investments	$45,862,364	$524,197,967	$—	$570,060,331

Liability Derivatives
Forward Contracts	$—	$(5,024)	$—	$(5,024)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$29,373,998	$—	$29,373,998
Austria	—	6,087,696	—	6,087,696
Belgium	—	8,186,188	—	8,186,188
Bermuda	4,441,052	3,389,217	—	7,830,269
Brazil	10,413,635	—	—	10,413,635
British Virgin Islands	—	1,098,971	—	1,098,971
Canada	27,777,191	—	—	27,777,191
Cayman Islands	49,701,906	40,107,604	—	89,809,510
Chile	2,149,384	—	—	2,149,384
China	—	39,779,980	—	39,779,980
Czech Republic	—	689,921	—	689,921
Denmark	713,617	1,186,156	—	1,899,773
Finland	—	14,062,506	—	14,062,506
France	—	82,519,944	—	82,519,944
Germany	—	77,952,557	—	77,952,557
Hong Kong	—	24,227,668	—	24,227,668
Hungary	—	2,994,920	—	2,994,920
India	1,254,150	26,509,590	—	27,763,740
Indonesia	—	11,486,154	—	11,486,154
Ireland	—	6,033,427	—	6,033,427
Italy	—	13,271,425	—	13,271,425
Japan	985,522	195,130,345	—	196,115,867
Luxembourg	2,547,133	585,780	—	3,132,913
Mexico	2,959,142	—	—	2,959,142
Netherlands	14,518,650	66,307,669	—	80,826,319
Norway	—	6,629,599	—	6,629,599
Philippines	—	5,518,252	—	5,518,252
Poland	—	1,888,795	—	1,888,795
Portugal	—	11,154,112	—	11,154,112
Republic of Korea	1,636,018	57,809,893	—	59,445,911
Russia	—	10,626,666	—	10,626,666
Saudi Arabia	—	1,519,465	—	1,519,465
Singapore	—	7,647,959	—	7,647,959
South Africa	—	16,781,748	—	16,781,748
Spain	—	8,307,378	—	8,307,378
Sweden	—	17,524,050	—	17,524,050
Switzerland	—	82,537,375	—	82,537,375
Taiwan	—	41,615,625	—	41,615,625
Thailand	7,197,094	88,342	—	7,285,436
Turkey	—	885,057	—	885,057
United Arab Emirates	—	4,150,781	—	4,150,781
United Kingdom	23,557,165	95,389,667	—	118,946,832
United States	17,150,061	1,194,943	—	18,345,004
Preferred Stock*
Brazil	6,580,834	—	—	6,580,834
Germany	—	2,233,457	—	2,233,457
Italy	—	767,390	—	767,390
Republic of Korea	—	2,425,961	—	2,425,961
United States	—	—	550,376	550,376
Mutual Funds	142,943	—	—	142,943
Rights	—	49,172	—	49,172
Short-Term Investments	18,406,949	1,083,333	—	19,490,282
Total Investments	$192,132,446	$1,028,810,736	$550,376	$1,221,493,558
Asset Derivatives
Forward Contracts	$—	$4,554	$—	$4,554

Liability Derivatives
Written Options	$—	$(145,124)	$—	$(145,124)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Asset Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$392,587,038	$18,074	*	$—	+	$392,605,112
Mutual Funds	105,749	—		—		105,749
Warrants	—	48	*	—	+	48
Rights	3,483	—		3,843		7,326
Short-Term Investments	—	9,598,753		—		9,598,753
Total Investments	$392,696,270	$9,616,875		$3,843		$402,316,988
Asset Derivatives
Futures Contracts	$15,439	$—		$—		$15,439

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Bond Asset Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$15,078,521	$—	$15,078,521
Corporate Debt	—	242,052,130	—	242,052,130
Non-U.S. Government Agency Obligations	—	113,056,497	2,014,092	115,070,589
Sovereign Debt Obligations	—	93,250,396	—	93,250,396
U.S. Government Agency Obligations and Instrumentalities	—	94,133,475	—	94,133,475
U.S. Treasury Obligations	—	87,453,664	—	87,453,664
Purchased Options	3,563	7,616	—	11,179
Short-Term Investments	44,834,376	26,432,982	—	71,267,358
Total Investments	$44,837,939	$671,465,281	$2,014,092	$718,317,312
Asset Derivatives
Forward Contracts	$—	$1,074,711	$—	$1,074,711
Futures Contracts	397,401	—	—	397,401
Swap Agreements	—	1,424,420	—	1,424,420
Total	$397,401	$2,499,131	$—	$2,896,532
Liability Derivatives
Forward Contracts	$—	$(2,925,797)	$—	$(2,925,797)
Futures Contracts	(382,726)	—	—	(382,726)
Swap Agreements	—	(1,014,653)	—	(1,014,653)
Written Options	—	(4,167)	—	(4,167)
Total	$(382,726)	$(3,944,617)	$—	$(4,327,343)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Emerging Markets Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$37,411,421	$—	$37,411,421
Sovereign Debt Obligations	—	63,713,771	—	63,713,771
U.S. Treasury Obligations	—	86,148	—	86,148
Short-Term Investments	1,404,065	1,093,239	—	2,497,304
Total Investments	$1,404,065	$102,304,579	$—	$103,708,644
Asset Derivatives
Forward Contracts	$—	$70,758	$—	$70,758
Futures Contracts	19,443	—	—	19,443
Total	$19,443	$70,758	$—	$90,201
Liability Derivatives
Forward Contracts	$—	$(144,412)	$—	$(144,412)
Swap Agreements	—	(56,283)	—	(56,283)
Total	$—	$(200,695)	$—	$(200,695)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Large Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$1,485,275,072	$14,794,674	*	$3,352,900	$1,503,422,646
Preferred Stock	4,772,754	—		6,059,049	10,831,803
Corporate Debt	—	531,464		—	531,464
Mutual Funds	4,330,038	—		—	4,330,038
Short-Term Investments	15,763,267	1,214,830		—	16,978,097
Total Investments	$1,510,141,131	$16,540,968		$9,411,949	$1,536,094,048

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$18,426,179	$—	$18,426,179
Non-U.S. Government Agency Obligations	—	18,618,363	—	18,618,363
U.S. Government Agency Obligations and Instrumentalities	—	4,524,795	—	4,524,795
U.S. Treasury Obligations	—	133,194,864	—	133,194,864
Short-Term Investments	5,019,331	1,758,242	—	6,777,573
Total Investments	$5,019,331	$176,522,443	$—	$181,541,774
Asset Derivatives
Futures Contracts	$72,587	$—	$—	$72,587
Liability Derivatives
Futures Contracts	$(73,657)	$—	$—	$(73,657)
Swap Agreements	—	(1,397,099)	—	(1,397,099)
Total	$(73,657)	$(1,397,099)	$—	$(1,470,756)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Real Assets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$7,829,463	$—	$7,829,463
Austria	—	71,716	—	71,716
Bermuda	—	257,036	—	257,036
Brazil	1,090,584	—	—	1,090,584
Canada	9,103,503	—	—	9,103,503
China	—	223,593	—	223,593
Finland	—	713,709	—	713,709
France	—	1,741,287	—	1,741,287
Germany	—	799,640	—	799,640
Hong Kong	—	927,456	—	927,456
Ireland	903,164	—	—	903,164
Japan	—	2,604,394	—	2,604,394
Luxembourg	—	706,361	—	706,361
Mexico	303,442	—	—	303,442
Netherlands	336,317	645,891	—	982,208
Norway	—	987,807	—	987,807
Peru	83,759	—	—	83,759
Portugal	—	410,102	—	410,102
Republic of Korea	—	332,745	—	332,745
Russia	—	791,832	—	791,832
Singapore	—	562,817	—	562,817
South Africa	76,803	1,861,407	—	1,938,210
Spain	—	197,564	—	197,564
Sweden	—	1,792,428	—	1,792,428
Switzerland	—	465,098	—	465,098
Taiwan	—	247,940	—	247,940
United Kingdom	—	6,205,150	—	6,205,150
United States	44,693,779	—	—	44,693,779
Preferred Stock
Brazil	140,278	—	—	140,278
United States	1,030,179	—	—	1,030,179
Mutual Funds	1,294,614	—	—	1,294,614
Purchased Options	—	8,647	—	8,647
Short-Term Investments	2,567,486	1,950,287	—	4,517,773
Total Investments	$61,623,908	$32,334,370	$—	$93,958,278
Asset Derivatives
Futures Contracts	$10,207	$—	$—	10,207
Forward Contracts	—	10,998	—	10,998
Total	$10,207	$10,998	$—	$21,205
Liability Derivatives
Forward Contracts	$—	$(16,301)	$—	$(16,301)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Small and Mid Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$665,678,493	$18,779,239	*	$1,630,577		$686,088,309
Preferred Stock	—	1,674,221	*	5,230,854		6,905,075
Bank Loans	—	42,206		—		42,206
Corporate Debt	—	417,802		60,890		478,692
Mutual Funds	674,387	—		—		674,387
Rights	—	—		—	+	—
Warrants	—	—		3,953		3,953
Short-Term Investments	15,600,741	2,726,809		—		18,327,550
Total Investments	$681,953,621	$23,640,277		$6,926,274		$712,520,172

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price U.S. Treasury Long-Term Fund

Asset Investments	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations and Instrumentalities	$—	$6,529,519	$—	$6,529,519
U.S. Treasury Obligations	—	56,877,013	—	56,877,013
Short-Term Investments	256,441	388,182	—	644,623
Total Investments	$256,441	$63,794,714	$—	$64,051,155
Asset Derivatives
Futures Contracts	$315,287	$—	$—	$315,287
Liability Derivatives
Futures Contracts	$(296,295)	$—	$—	$(296,295)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2020.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the SEC's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Select Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2020, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

Each of the MM Select BlackRock Global Allocation Fund and MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities and each of the MSCI EAFE International Index Fund, Overseas Fund, MM Select T. Rowe Price International Equity Fund, and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the MM Select BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the MM Select BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At June 30, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$941,915,300	$37,432,649	$(8,301,770)	$29,130,879
Strategic Bond Fund	686,868,256	43,212,275	(17,868,626)	25,343,649
MM Select BlackRock Global Allocation Fund	547,779,309	69,504,547	(19,940,252)	49,564,295
Diversified Value Fund	330,926,925	19,537,758	(37,240,652)	(17,702,894)
Fundamental Value Fund	529,425,031	36,196,937	(46,681,869)	(10,484,932)
S&P 500 Index Fund	1,861,456,644	1,345,339,688	(142,492,356)	1,202,847,332
Equity Opportunities Fund	571,416,577	67,575,090	(28,156,460)	39,418,630
Fundamental Growth Fund	73,476,042	10,379,931	(3,062,992)	7,316,939
Blue Chip Growth Fund	2,284,484,901	1,511,425,229	(39,382,903)	1,472,042,326
Growth Opportunities Fund	305,399,243	158,260,406	(2,020,945)	156,239,461
Mid-Cap Value Fund	87,289,010	4,451,194	(6,108,071)	(1,656,877)
Small Cap Value Equity Fund	82,876,920	3,161,567	(11,079,299)	(7,917,732)
Small Company Value Fund	187,163,958	9,162,183	(32,415,412)	(23,253,229)
S&P Mid Cap Index Fund	390,737,538	65,049,180	(65,107,322)	(58,142)
Russell 2000 Small Cap Index Fund	277,852,847	43,328,605	(54,563,045)	(11,234,440)
Mid Cap Growth Fund	6,697,717,699	2,042,985,676	(366,444,265)	1,676,541,411
Small Cap Growth Equity Fund	483,362,833	116,334,963	(27,827,462)	88,507,501
MSCI EAFE International Index Fund	204,490,659	33,806,112	(32,898,102)	908,010
Overseas Fund	587,056,930	62,386,502	(79,383,101)	(16,996,599)
MM Select T. Rowe Price International Equity Fund	1,267,955,132	115,897,098	(162,358,672)	(46,461,574)
20/80 Allocation Fund	202,154,029	10,185,273	(3,728,293)	6,456,980
40/60 Allocation Fund	219,235,364	9,076,544	(6,040,268)	3,036,276
60/40 Allocation Fund	203,027,618	8,074,807	(7,465,241)	609,566
80/20 Allocation Fund	133,098,832	4,621,745	(6,146,393)	(1,524,648)
MM RetireSMART by JPMorgan In Retirement Fund	179,463,391	6,488,013	(2,882,239)	3,605,774
MM RetireSMART by JPMorgan 2020 Fund	322,450,440	12,894,485	(5,300,411)	7,594,074
MM RetireSMART by JPMorgan 2025 Fund	242,513,862	9,307,150	(5,267,244)	4,039,906
MM RetireSMART by JPMorgan 2030 Fund	432,640,185	15,665,629	(12,970,422)	2,695,207
MM RetireSMART by JPMorgan 2035 Fund	188,668,046	5,545,814	(6,717,575)	(1,171,761)
MM RetireSMART by JPMorgan 2040 Fund	274,254,558	8,050,781	(11,226,775)	(3,175,994)
MM RetireSMART by JPMorgan 2045 Fund	126,731,518	3,736,096	(5,569,938)	(1,833,842)
MM RetireSMART by JPMorgan 2050 Fund	167,437,675	4,593,111	(7,167,898)	(2,574,787)
MM RetireSMART by JPMorgan 2055 Fund	56,276,970	1,368,445	(2,432,870)	(1,064,425)
MM RetireSMART by JPMorgan 2060 Fund	16,142,489	455,169	(633,634)	(178,465)
Equity Asset Fund	355,122,516	66,829,837	(19,635,365)	47,194,472
MM Select T. Rowe Price Bond Asset Fund	702,974,918	23,353,068	(8,010,674)	15,342,394
MM Select T. Rowe Price Emerging Markets Bond Fund	110,127,647	4,766,068	(11,185,071)	(6,419,003)
MM Select T. Rowe Price Large Cap Blend Fund	1,329,293,145	258,776,841	(51,975,938)	206,800,903
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	176,879,657	5,091,758	(429,641)	4,662,117
MM Select T. Rowe Price Real Assets Fund	95,718,932	9,199,921	(10,960,575)	(1,760,654)
MM Select T. Rowe Price Small and Mid Cap Blend Fund	669,200,720	114,397,463	(71,078,011)	43,319,452
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	56,911,562	7,247,625	(108,032)	7,139,593
MM Select T. Rowe Price Retirement Balanced Fund	160,917,365	3,401,848	(1,421,706)	1,980,142
MM Select T. Rowe Price Retirement 2005 Fund	29,828,851	1,098,533	(72,564)	1,025,969
MM Select T. Rowe Price Retirement 2010 Fund	133,142,515	5,081,017	(1,214,266)	3,866,751
MM Select T. Rowe Price Retirement 2015 Fund	131,835,366	4,581,761	(899,207)	3,682,554
MM Select T. Rowe Price Retirement 2020 Fund	681,580,907	31,377,491	(8,163,193)	23,214,298
MM Select T. Rowe Price Retirement 2025 Fund	532,731,973	24,110,151	(6,844,443)	17,265,708
MM Select T. Rowe Price Retirement 2030 Fund	1,197,361,233	65,537,271	(20,597,533)	44,939,738
MM Select T. Rowe Price Retirement 2035 Fund	493,496,857	25,847,906	(7,749,633)	18,098,273
MM Select T. Rowe Price Retirement 2040 Fund	920,224,933	52,602,320	(18,690,068)	33,912,252
MM Select T. Rowe Price Retirement 2045 Fund	352,542,993	20,118,156	(6,516,170)	13,601,986
MM Select T. Rowe Price Retirement 2050 Fund	563,583,174	31,568,433	(11,152,428)	20,416,005
MM Select T. Rowe Price Retirement 2055 Fund	188,363,586	10,233,207	(3,082,318)	7,150,889
MM Select T. Rowe Price Retirement 2060 Fund	52,044,782	2,248,272	(156,777)	2,091,495

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update 2018-13 -- Fair Value Measurement (Topic 820) Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds' financial statements.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, are approximately $1,621,800 and $1,186,430, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, these actions were transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadvisers, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.